UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

2011 Annual Report

TIAA-CREF Funds
Equity Funds

October 31, 2011

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds on the cover of this report.

          This annual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of October 31, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	3

About the funds’ benchmarks

Broad-market index

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Important information about expenses

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011–October 31, 2011).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had this not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	5

Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	20.0
Health care	13.3
Consumer staples	12.2
Financials	11.8
Consumer discretionary	11.5
Energy	11.0
Industrials	10.5
Materials	3.8
Telecommunication services	2.9
Utilities	2.1
Short-term investments	2.2
Other assets & liabilities, net	–1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	66.2
$4 billion–$15 billion	26.6
Under $4 billion	7.2

Total	100.0

Performance for the twelve months ended October 31, 2011

The Growth & Income Fund returned 9.20% for the Institutional Class, compared with the 8.09% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

October rally gives stocks a twelve-month gain

 Volatility in the global stock markets increased during the twelve months covered by this report. After six consecutive months of gains, the S&P 500 Index suffered losses from May to September amid growing concerns about a slowing global economy and the intensifying debt crisis in Europe. Global equity markets rebounded strongly in October, as signs of an improving U.S. economy encouraged investors. This lifted U.S. stocks solidly back into positive territory for the twelve-month period ended October 31, 2011.

          The return of the S&P 500 surpassed the 7.90% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the market value of the Russell index consisted of small- and mid-cap stocks at the end of the period, and both categories lagged the large-cap stocks of the S&P 500.

          For the ten years ended October 31, 2011, however, large caps trailed the broad market by a considerable margin. The S&P 500 Index posted an average annual return of 3.69%, versus 4.37% for the Russell 3000 Index.

Nine of ten sectors advance

For the period, nine of the benchmark’s ten industry sectors posted gains, with five achieving double-digit results. Energy stocks, which made up about one-eighth of the market capitalization of the S&P 500 at period-end, climbed 19.2% and provided the largest contribution to the benchmark’s rise.

Performance as of October 31, 2011

		Total return	Average annual total return

Growth & Income Fund	Inception date	1 year	5 years	10 years

Institutional Class	7/1/1999	9.20%	3.52%	4.94%
Retirement Class	10/1/2002	8.92	3.25	4.66	*
Retail Class	3/31/2006	8.90	3.29	4.87	*
Premier Class	9/30/2009	9.03	3.46*	4.91	*

S&P 500 Index	—	8.09	0.25	3.69

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Consumer discretionary and consumer staples, which together constituted more than one-fifth of the index, returned 12.7% and 11.3%, respectively. Information technology, the benchmark’s largest sector, was up 8.8%.

          Only the financial sector posted a loss; it was down 5.9%, as U.S. banks continued to struggle with the housing slump at home and the debt crisis in Europe.

Stock choices lift the fund above its benchmark

The fund outperformed its benchmark by more than one percentage point on the strength of favorable stock selections, including out-of-benchmark holdings in drug maker Pharmasset, footwear manufacturer Deckers Outdoor and beverage maker Hansen Natural. Other positive contributors to relative performance included an underweight holding in Bank of America and overweight investments in aerospace components manufacturer Goodrich and Watson Pharmaceuticals.

          These positive effects were partly offset by detractions from underweight positions in McDonald’s, Chevron and IBM, as well as an overweight investment in Google. Out-of-benchmark holdings in biotechnology company United Therapeutics, investment firm Lazard and JetBlue Airways also trimmed returns slightly.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example
Six months ended October 31, 2011

Growth & Income Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$926.53	$2.28
Retirement Class	1,000.00	925.01	3.49
Retail Class	1,000.00	925.06	3.54
Premier Class	1,000.00	924.87	3.01

5% annual hypothetical return
Institutional Class	1,000.00	1,022.84	2.40
Retirement Class	1,000.00	1,021.58	3.67
Retail Class	1,000.00	1,021.53	3.72
Premier Class	1,000.00	1,022.08	3.16

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half- year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.73% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	7

International Equity Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Industrials	24.5
Materials	19.0
Financials	16.6
Consumer staples	10.9
Consumer discretionary	10.4
Health care	9.2
Information technology	7.3
Energy	1.4
Short-term investments	3.9
Other assets & liabilities, net	–3.2

Total	100.0

Holdings by country

% of portfolio investments as of 10/31/2011

United Kingdom	26.1
Germany	18.2
Switzerland	17.6
Japan	13.8
Sweden	5.3
Macau	4.4
Finland	4.0
India	3.6
Taiwan	0.9
France	0.9
4 other nations	1.4
Short-term investments	3.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	42.5
$4 billion–$15 billion	40.9
Under $4 billion	16.6

Total	100.0

Performance for the twelve months ended October 31, 2011

The International Equity Fund returned –12.76% for the Institutional Class, compared with the –4.08% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

A promising start leads to disappointing results

The period opened with signs that the U.S. economy was reviving and Europe was solving its sovereign debt problems. The MSCI EAFE Index, which tracks stocks in 22 developed nations outside North America, gained 12.71% from November 2010 through April 2011. However, renewed fears of a worldwide economic slowdown and worsening conditions in Europe sent the EAFE down in May and sharply lower over the summer. A global stock rally lifted the EAFE 9.64% in October, but that was not enough to erase the earlier losses.

          An increase in the value of the yen and pound, relative to the dollar, during the period curbed the EAFE’s losses for U.S. investors (the euro was flat against the dollar). In terms of local currencies, the index returned –7.03%.

          The Russell 3000® Index, a proxy for the broad U.S. stock market, solidly outperformed the EAFE during the twelve months, gaining 7.90%. For the ten years ended October 31, 2011, however, the average annual return of the EAFE was 5.72%, versus 4.37% for the Russell 3000.

Europe’s woes drive the benchmark lower

The EAFE’s European Economic and Monetary Union segment, made up of eleven nations, returned –12.1% for the period, exerting a substantial drag on the benchmark’s performance. French stocks dropped 11.5%; German equity markets fell 7.1%. (All returns are in U.S. dollars.)

Performance as of October 31, 2011

		Total return	Average annual total return

International Equity Fund*	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	–12.76%	–3.41%		5.43%
Retirement Class	10/1/2002	–13.03	–3.64		5.01	†
Retail Class	3/31/2006	–12.96	–3.59		5.55	†
Premier Class	9/30/2009	–12.93	–3.47	†	5.40	†

MSCI EAFE Index	—	–4.08	–2.41		5.72

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

8	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

          Gains from other European countries offset some of these losses. Stocks in both Switzerland and the United Kingdom—the index’s largest country component—returned about 2%. Within the Pacific sector, Japanese stocks fell 2.3%, while Australian equities rose 3.5%.

Stock choices produce outsized losses

Amid a declining market, the International Equity Fund suffered larger losses than its benchmark primarily because of individual stock selections. Significant detractors from relative performance included out-of-benchmark investments in Swiss chemical company Clariant, German industrial conglomerate ThyssenKrupp, China’s Nine Dragons Paper Holdings and Rheinmetall, a German auto and munitions maker. Overweight positions in the Agricultural Bank of China, British financial company Man Group and Chinese exporter Li & Fung also hurt relative returns.

          These negative effects were partly countered by favorable results from overweights in resorts operator Sands China and Reckitt Benckiser, a global consumer goods provider. An underweight in British banking giant Barclays and a nonbenchmark position in Sanrio, a Japanese provider of novelty items, helped as well.

          The fund’s returns may sometimes diverge from the return of its benchmark index more than would be expected. This divergence may be the result of the timing of foreign currency valuations or the result of the fund’s fair value pricing adjustments. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark returns. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

	Beginning account value	Ending account value	Expenses paid during period* (5/1/11–
International Equity Fund	(5/1/11)	(10/31/11)	10/31/11)

Actual return
Institutional Class	$1,000.00	$755.80	$2.35
Retirement Class	1,000.00	754.73	3.45
Retail Class	1,000.00	755.32	3.54
Premier Class	1,000.00	755.35	3.01

5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.70
Retirement Class	1,000.00	1,021.27	3.97
Retail Class	1,000.00	1,021.17	4.08
Premier Class	1,000.00	1,021.78	3.47

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.80% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	9

Emerging Markets Equity Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	22.9
Energy	13.6
Consumer discretionary	13.2
Information technology	12.6
Materials	11.9
Industrials	8.5
Consumer staples	7.8
Telecommunication services	7.4
Utilities	1.4
Health care	1.2
Short-term investments	5.4
Other assets & liabilities, net	–5.9

Total	100.0

Holdings by country

% of portfolio investments as of 10/31/2011

Brazil	15.2
Korea	14.3
China	13.0
Taiwan	7.9
Russia	6.4
India	5.9
South Africa	5.7
Mexico	3.6
Indonesia	3.2
Hong Kong	2.7
20 other nations	17.0
Short-term investments	5.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	47.4
$4 billion–$15 billion	29.7
Under $4 billion	22.9

Total	100.0

Performance for the twelve months ended October 31, 2011

The Emerging Markets Equity Fund returned –10.78% for the Institutional Class, compared with the –7.72% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

Emerging stocks trail in a volatile market

Emerging market stocks advanced 9.74% during the first half of the reporting period before succumbing to a sharp sell-off in the global markets that began in May and continued through September. The declines resulted from concerns about a worldwide economic slowdown and the intensifying debt crisis in Europe. Despite a rally that brought double-digit gains in October, the MSCI Emerging Markets Index ended the period in negative territory.

          For the twelve-month period ended October 31, 2011, emerging market stocks trailed both the –4.08% return of the 22 developed markets included in the MSCI EAFE Index and the 7.90% gain of the broad U.S. market, as measured by the Russell 3000® Index. The return from emerging markets was –6.18% in terms of local currencies; losses for U.S. investors were magnified by a stronger dollar.

Outsized losses in China and Brazil push the benchmark lower

China and Brazil were the two largest country components of the MSCI Emerging Markets Index at period-end; they made up almost one-third of its market capitalization. Chinese stocks declined 15.8% and Brazil’s 12.6%, exerting a substantial drag on index performance. The much smaller Indian market fell 20.0%.

Performance as of October 31, 2011

		Total return	Average annual total return

Emerging Markets Equity Fund*	Inception date	1 year	since inception

Institutional Class	8/31/2010	–10.78%	1.09%
Retirement Class	8/31/2010	–10.96	0.83
Retail Class	8/31/2010	–11.05	0.74
Premier Class	8/31/2010	–10.87	0.91

MSCI Emerging Markets Index	—	–7.72	4.70	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

10	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

          These losses were partly offset by gains in several other markets, including Korea (up 6.2%), Malaysia (up 3.5%) and Russia (up 0.2%). (All returns are in U.S. dollars.)

Stock choices reduce the fund’s returns

In a declining market, the fund lagged its benchmark partly because of several unfavorable stock choices. These included an overweight position in China’s GCL-Poly Energy Holdings and the exclusion of Russian energy giant Gazprom. An out-of-benchmark investment in an equity-linked note that tracked the India market further lowered the fund’s performance, relative to its benchmark’s.

          These negative effects were countered, in part, by favorable overweight positions in Taiwan’s Catcher Technology, Russian natural gas producer Novatek and Korean electronics maker Samsung. An out-of-benchmark investment in resorts operator Sands China and an underweight in Indian energy provider Reliance Industries also aided the fund’s relative results.

          The fund’s returns may sometimes diverge from the return of its benchmark index more than would be expected. This divergence may be the result of the timing of foreign currency valuations or the result of the fund’s fair value pricing adjustments. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark returns. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

$10,000 invested at fund’s inception

Institutional Class (inception August 31, 2010)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

	Beginning account value	Ending account value	Expenses paid during period* (5/1/11–
Emerging Markets Equity Fund	(5/1/11)	(10/31/11)	10/31/11)

Actual return
Institutional Class	$1,000.00	$818.62	$4.35
Retirement Class	1,000.00	816.86	5.50
Retail Class	1,000.00	817.37	6.14
Premier Class	1,000.00	817.67	5.04

5% annual hypothetical return
Institutional Class	1,000.00	1,020.42	4.84
Retirement Class	1,000.00	1,019.16	6.11
Retail Class	1,000.00	1,018.45	6.82
Premier Class	1,000.00	1,019.66	5.60

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.95% for the Institutional Class, 1.20% for the Retirement Class, 1.34% for the Retail Class and 1.10% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	11

Large-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	34.7
Consumer discretionary	17.8
Health care	14.0
Industrials	11.3
Energy	6.9
Consumer staples	4.7
Materials	3.7
Financials	3.6
Telecommunication services	2.1
Short-term investments	0.7
Other assets & liabilities, net	0.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	69.8
$4 billion–$15 billion	28.9
Under $4 billion	1.3

Total	100.0

Performance for the twelve months ended October 31, 2011

The Large-Cap Growth Fund returned 7.71% for the Institutional Class, compared with the 9.92% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

Large-cap growth excels in a rising market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks outpaced the 7.90% return of the broad U.S. market. Large-cap growth issues outperformed the 6.16% return of their value counterparts, which were hampered by a poorly performing financial sector.

          Within the growth category, returns did not differ much by company size. Mid-cap stocks returned 10.08%, while small-cap issues earned 9.84%. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended October 31, 2011, the Russell 1000 Growth Index produced an average annual return of 3.04%—much better than both the –2.05% return of the Russell 1000 Value Index and the 0.55% return of the Russell 3000 Index.

Performance as of October 31, 2011

		Total return	Average annual total return

Large-Cap Growth Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	3/31/2006	7.71%	3.05%		2.62%
Retirement Class	3/31/2006	7.49	2.81		2.36
Retail Class	3/31/2006	7.41	2.83		2.40
Premier Class	9/30/2009	7.55	2.99	*	2.56	*

Russell 1000 Growth Index	—	9.92	3.04		3.33	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

12	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Energy and consumer sectors shine

For the twelve months, all nine industry sectors of the fund’s benchmark produced positive returns. Energy (up 16.1%) and technology (up 9.3%) were among the leading contributors to the benchmark’s performance. Together, they made up almost 40% of the index’s market capitalization at period-end.

          Despite mixed signals about the nation’s economic health, consumer spending was up 2.7% at the end of October, compared with one year earlier. That helped the consumer staples and consumer discretionary sectors climb 14.8% and 14.0%, respectively. These sectors made up more than one-quarter of the index.

          Returns for the benchmark’s five largest stocks varied considerably. Apple, the largest issue, produced an impressive 34.5% gain. Technology bellwether IBM also posted a double-digit return; it gained 30.8%, followed by Exxon Mobil with a 20.3% return. Lagging the index were technology giants Microsoft (up 2.4%) and Google (down 3.4%).

Among stock choices, detractors outweigh contributors

The fund underperformed its benchmark primarily because of stock selections that did not perform as expected. These included overweight holdings in biotechnology company Celgene, technology firm Juniper Networks and MasterCard. Avoiding IBM and Exxon Mobil also detracted from the fund’s relative results.

          Positive contributions from other positions partly offset these negative effects. Chief among these were overweight investments in medical device manufacturer Intuitive Surgical, Amazon, Watson Pharmaceuticals and Visa. A nonbenchmark position in oil and gas drilling equipment provider National Oilwell Varco also helped the fund’s return.

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example Six months ended October 31, 2011

Large-Cap Growth Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$944.94	$2.35
Retirement Class	1,000.00	943.90	3.58
Retail Class	1,000.00	943.11	3.82
Premier Class	1,000.00	944.00	3.09

5% annual hypothetical return
Institutional Class	1,000.00	1,022.79	2.45
Retirement Class	1,000.00	1,021.53	3.72
Retail Class	1,000.00	1,021.27	3.97
Premier Class	1,000.00	1,022.03	3.21

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class, 0.78% for the Retail Class and 0.63% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	13

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	25.6
Information technology	12.3
Health care	11.7
Energy	10.4
Consumer discretionary	9.5
Industrials	8.8
Consumer staples	7.3
Utilities	6.2
Telecommunication services	4.0
Materials	2.8
Short-term investments	4.1
Other assets & liabilities, net	–2.7

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	64.2
$4 billion–$15 billion	23.6
Under $4 billion	12.2

Total	100.0

Performance for the twelve months ended October 31, 2011

The Large-Cap Value Fund returned 1.77% for the Institutional Class, compared with the 6.16% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

Large-cap value lags the broad market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks outpaced the 7.90% return of the broad U.S. market. However, large-cap value issues were hampered by a 5.9% loss in the financial sector, the largest in the Russell 1000 Value Index. In contrast, large-cap growth stocks returned 9.92%.

          Within the value category, large caps outperformed both mid- and small-cap stocks, which rose 5.83% and 3.54%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended October 31, 2011, the average annual return of the Russell 1000 Value Index was –2.05%, versus 3.04% for the Russell 1000 Growth Index and 0.55% for the Russell 3000 Index.

Performance as of October 31, 2011

		Total return	Average annual total return

Large-Cap Value Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	10/1/2002	1.77%	–1.65%		7.32%
Retirement Class	10/1/2002	1.52	–1.90		7.07
Retail Class	10/1/2002	1.49	–1.82		7.11
Premier Class	9/30/2009	1.54	–1.72	*	7.28	*

Russell 1000 Value Index	—	6.16	–2.05		6.69	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

14	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Energy drives the benchmark higher

For the period, eight of the nine industry sectors of the Russell 1000 Value Index posted positive returns. Energy stocks led the way with a 20.9% gain. Three defensive sectors—utilities, health care and consumer staples—were up 12.0%, 11.7% and 10.4%, respectively. These double-digit gains were tempered in part by losses in the financial sector, which made up more than one-quarter of the benchmark’s market capitalization on October 31, 2011.

          All of the five largest stocks in the index posted gains for the twelve months. Chevron, the benchmark’s largest component, soared 31.3%. Pharmaceutical giant Pfizer climbed 15.3%, followed by AT&T, General Electric and Procter & Gamble, which returned 8.8%, 7.7% and 3.9%, respectively.

Stock choices reduce the fund’s performance

The fund lagged its benchmark because of unfavorable stock selections. The largest detractor from relative performance was an overweight position in AOL, which has had trouble competing in the fast-growing social network arena. Overweight holdings in MetLife and homebuilder PulteGroup also detracted from relative results, as did nonbenchmark positions in health care company Swedish Orphan Biovitrum and educational software provider Smart Technologies.

          These negative effects were partly offset by positive contributions from other investments that performed well. These included overweight positions in Watson Pharmaceuticals and UnitedHealth Group and in three energy companies: Constellation Energy Group, Cabot Oil & Gas and El Paso.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example Six months ended October 31, 2011

Large-Cap Value Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$863.48	$2.21
Retirement Class	1,000.00	862.29	3.38
Retail Class	1,000.00	862.42	3.47
Premier Class	1,000.00	862.58	2.91

5% annual hypothetical return
Institutional Class	1,000.00	1,022.84	2.40
Retirement Class	1,000.00	1,021.58	3.67
Retail Class	1,000.00	1,021.48	3.77
Premier Class	1,000.00	1,022.08	3.16

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.74% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	15

Mid-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	20.2
Consumer discretionary	19.3
Health care	13.7
Industrials	13.3
Energy	8.6
Materials	7.8
Financials	7.4
Consumer staples	6.6
Telecommunication services	1.4
Short-term investments	8.1
Other assets & liabilities, net	–6.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	11.5
$4 billion–$15 billion	55.6
Under $4 billion	32.9

Total	100.0

Performance for the twelve months ended October 31, 2011

The Mid-Cap Growth Fund returned 6.72% for the Institutional Class, compared with the 10.08% return of its benchmark, the Russell Midcap® Growth Index. The table below shows returns for all share classes of the fund.

Mid-cap growth shines in a rising market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Mid-cap growth stocks outperformed the 7.90% return of the broad U.S. market by more than two percentage points. Within the growth category, mid-cap stocks outpaced both large-cap and small-cap issues, which returned 9.92% and 9.84%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended October 31, 2011, the Russell Midcap Growth Index generated an average annual return of 3.46%—nearly three percentage points greater than the 0.55% average return of the Russell 3000.

Consumer discretionary lifts the benchmark

For the twelve months, eight of the benchmark’s nine industry sectors posted gains, with four recording double-digit advances. The largest contributions came from the technology (up 5.0%), consumer discretionary (up 17.8%)

Performance as of October 31, 2011

		Total return	Average annual total return

Mid-Cap Growth Fund	Inception date	1 year	5 years	since fund inception

Institutional Class	10/1/2002	6.72%	3.74%	10.71%
Retirement Class	10/1/2002	6.52	3.49	10.41
Retail Class	10/1/2002	6.45	3.52	10.44
Premier Class	9/30/2009	6.56	3.66*	10.67	*

Russell Midcap Growth Index	—	10.08	3.46	10.67	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

16	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

and producer durables (up 5.5%) sectors. Together, these three sectors—the benchmark’s largest—made up more than one-half of the index’s market capitalization on October 31, 2011. The only sector to record a loss was utilities. It fell 15.3%.

          The five largest stocks in the index posted mixed results. In descending order, their returns were as follows: energy company El Paso, 89.0%; medical device manufacturer Intuitive Surgical, 65.0%; retailer Bed Bath & Beyond, 40.9%; software company Intuit, 12.2%; and T. Rowe Price, –2.4%.

Stock choices constrain returns

The fund trailed its benchmark because of unfavorable stock selections. These included several nonbenchmark holdings, such as biofuel maker Solazyme, Danish jewelry manufacturer Pandora and STR Holdings, a maker of solar energy components. An overweight position in Illumina, whose products are used in genetic research, also reduced relative performance, as did avoiding Petrohawk Energy.

          These negative effects were partly offset by positive contributors, including overweight positions in Ulta Salon, Cosmetics & Fragrance and information technology firm Rackspace Hosting. Relative results were also aided by several nonbenchmark holdings, such as medical transport provider Air Methods and Radiant Systems, a maker of payment systems acquired by NCR in August. An underweight position in First Solar, a maker of large-scale, solar power plants, helped as well.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Mid-Cap Growth Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$864.06	$2.30
Retirement Class	1,000.00	863.08	3.48
Retail Class	1,000.00	862.81	3.52
Premier Class	1,000.00	863.28	3.01

5% annual hypothetical return
Institutional Class	1,000.00	1,022.74	2.50
Retirement Class	1,000.00	1,021.48	3.77
Retail Class	1,000.00	1,021.42	3.82
Premier Class	1,000.00	1,021.98	3.26

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.75% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	17

Mid-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	27.0
Consumer discretionary	13.0
Utilities	10.9
Industrials	9.5
Energy	9.1
Information technology	8.0
Consumer staples	7.3
Health care	7.3
Materials	6.3
Telecommunication services	0.8
Short-term investments	3.8
Other assets & liabilities, net	–3.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	21.2
$4 billion–$15 billion	54.9
Under $4 billion	23.9

Total	100.0

Performance for the twelve months ended October 31, 2011

The Mid-Cap Value Fund returned 5.83% for the Institutional Class, matching the 5.83% return of its benchmark, the Russell Midcap® Value Index. The table below shows returns for all share classes of the fund.

Mid-cap value gains but lags the broad market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          However, mid-cap value stocks lagged the 7.90% return of the overall market by more than two percentage points. Within the value category, mid-cap issues outpaced the 3.54% return of small caps but fell short of the 6.16% gain recorded by large caps. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended October 31, 2011, the Russell Midcap Value Index generated an average annual return of 0.73%, outpacing the 0.55% average return of the Russell 3000 Index.

Defensive sectors lead the benchmark’s advance

For the twelve months, five of the nine industry sectors of the Russell Midcap Value Index posted gains. The largest came from two sectors that are considered defensive because they typically fare better when economic growth is slow: consumer staples (up 14.6%) and utilities (up 14.5%). Two cyclical sectors,

Performance as of October 31, 2011

		Total return	Average annual total return

Mid-Cap Value Fund	Inception date	1 year	5 years		since fund inception

Institutional Class	10/1/2002	5.83%	1.51%		11.23%
Retirement Class	10/1/2002	5.62	1.25		10.92
Retail Class	10/1/2002	5.59	1.34		10.99
Premier Class	9/30/2009	5.71	1.44	*	11.19	*

Russell Midcap Value Index	—	5.83	0.73		10.12	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

18	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

energy and consumer discretionary, rose 13.3% and 12.0%, respectively. Financial services, the index’s largest sector, declined 0.6%, as U.S. banks continued to struggle with the housing slump and Europe’s debt crisis.

          The five largest stocks in the benchmark posted mixed results. In descending order, their returns were as follows: insurer Marsh & McLennan, 26.3%; Spectra Energy, 25.4%; utility Consolidated Edison, 21.9%; health care real estate investment trust HCP, 16.7%; and utility PPL, 15.2%.

Stock choices enable the fund to match its benchmark

Favorable stock choices allowed the fund to match its benchmark’s return. Positive contributions to relative performance included nonbenchmark holdings, such as Limited Brands, the parent company of Victoria’s Secret; bedding manufacturer Tempur-Pedic; and oil and gas exploration firm Concho Resources. An overweight position in cigarette maker Lorillard and avoiding Southwest Airlines also aided relative returns.

          These positive results were offset by detractions, such as the fact that the fund did not hold investments in Valero Energy and wireless company Motorola Mobility. An out-of-benchmark position in specialty chemical maker Ferro and overweights in tanker company Frontline and pharmaceutical firm Hospira also trimmed the fund’s returns slightly.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Mid-Cap Value Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$883.29	$2.18
Retirement Class	1,000.00	882.13	3.37
Retail Class	1,000.00	882.35	3.42
Premier Class	1,000.00	882.57	2.89

5% annual hypothetical return
Institutional Class	1,000.00	1,022.89	2.35
Retirement Class	1,000.00	1,021.63	3.62
Retail Class	1,000.00	1,021.58	3.67
Premier Class	1,000.00	1,022.13	3.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.72% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	19

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	19.9
Information technology	17.9
Industrials	16.0
Health care	13.4
Consumer discretionary	11.0
Energy	7.1
Materials	4.9
Consumer staples	4.0
Utilities	3.7
Telecommunication services	1.3
Short-term investments	8.4
Other assets & liabilities, net	–7.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

$4 billion–$15 billion	0.4
Under $4 billion	99.6

Total	100.0

Performance for the twelve months ended October 31, 2011

The Small-Cap Equity Fund returned 6.25% for the Institutional Class, compared with the 6.71% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

Small-cap stocks lag the broad market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Small caps trailed the 7.90% return of the broad U.S. market. Within the small-cap category, growth issues strongly outperformed value, 9.84% to 3.54%. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended October 31, 2011, the Russell 2000 Index generated an average annual return of 0.68%, compared with the 0.55% average return of the Russell 3000.

Small caps rise across all industry sectors

During the period, all nine sectors of the benchmark posted gains, with four recording double-digit returns. The largest contributions to performance came from the health care (up 11.7%), consumer discretionary (up 6.7%) and technology (up 4.7%) sectors. Together, these three sectors made up more than 40% of the benchmark’s market capitalization on October 31, 2011.

Performance as of October 31, 2011

		Total return	Average annual total return

Small-Cap Equity Fund*	Inception date	1 year	5 years		since fund inception

Institutional Class	10/1/2002	6.25%	0.25%		9.24%
Retirement Class	10/1/2002	5.96	0.01		8.95
Retail Class	10/1/2002	5.97	0.05		9.05
Premier Class	9/30/2009	6.13	0.19	†	9.21	†

Russell 2000 Index	—	6.71	0.68		9.41	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

‡	Performance is calculated from the inception date of the Institutional Class.

20	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

          The smallest gain came from financial services—the benchmark’s largest sector—which was negatively affected by concerns about continued weakness in the housing market and the debt crisis in Europe. It returned 3.0%.

          The five largest stocks in the benchmark all turned in strong results. In descending order of market capitalization at period-end, the index’s five largest stocks and their returns were as follows: managed-care company HealthSpring (up 84.8%), semiconductor maker NetLogic Microsystems (up 63.7%), real estate investment trust Home Properties (up 12.8%), aviation and marine fuel supplier World Fuel Services (up 41.8%) and Jack Henry & Associates, which provides computer systems to banks (up 21.0%).

Stock choices trim the fund’s relative results

The fund trailed its benchmark by less than half of a percentage point because of several unfavorable stock selections. These included overweight positions in ION Geophysical, a seismic solutions company for the oil and gas industry; web security provider Blue Coat Systems; and Cooper Tire & Rubber. Avoiding drug maker Pharmasset and HealthSpring also lowered relative results.

          The negative effects of these holdings were partly offset by more positive results from overweight positions in biopharmaceutical company Exelixis, network security appliance firm Fortinet and Basic Energy Services. The exclusion of American Superconductor helped as well.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Small-Cap Equity Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$858.91	$2.16
Retirement Class	1,000.00	857.68	3.32
Retail Class	1,000.00	857.68	3.51
Premier Class	1,000.00	858.65	2.86

5% annual hypothetical return
Institutional Class	1,000.00	1,022.89	2.35
Retirement Class	1,000.00	1,021.63	3.62
Retail Class	1,000.00	1,021.42	3.82
Premier Class	1,000.00	1,022.13	3.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.75% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	21

Enhanced International Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 10/31/2011

Financials	22.7
Industrials	12.3
Consumer staples	11.0
Materials	10.4
Consumer discretionary	10.0
Health care	9.1
Energy	8.7
Telecommunication services	6.2
Information technology	4.8
Utilities	4.5
Short-term investments	4.0
Other assets & liabilities, net	–3.7

Total	100.0

Holdings by country

% of portfolio investments
as of 10/31/2011

Japan	20.1
United Kingdom	18.8
France	8.5
Australia	8.4
Switzerland	7.7
Germany	7.7
Netherlands	5.1
Spain	3.5
Sweden	3.1
Hong Kong	2.7
13 other nations	10.5
Short-term investments	3.9

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 10/31/2011

Over $15 billion	63.9
$4 billion–$15 billion	30.1
Under $4 billion	6.0

Total	100.0

Performance for the twelve months ended October 31, 2011

The Enhanced International Equity Index Fund returned –4.51%, compared with the –4.08% return of its benchmark, the MSCI EAFE Index.

Foreign stocks retreat, while U.S. shares advance

For the twelve months, the MSCI EAFE Index, which tracks stocks in 22 developed nations outside North America, lagged the 7.90% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After gaining 12.71% from November 2010 through April 2011, the EAFE declined in May and was sharply lower over the summer on renewed fears of a worldwide economic slowdown and worsening conditions in Europe. A global stock rally lifted the EAFE 9.64% in October, though not enough to erase the earlier losses.

          An increase in the value of the yen and pound, relative to the dollar, during the period curbed the EAFE’s losses for U.S. investors (the euro was flat against the dollar). In terms of local currencies, the index returned –7.03%.

Europe’s woes drive the benchmark lower

The EAFE’s European Economic and Monetary Union segment, made up of eleven nations, returned –12.1% for the period, exerting a substantial drag on the benchmark’s performance. French stocks dropped 11.5%; German equity markets fell 7.1%. (All returns are in U.S. dollars.)

          Gains from other European countries offset some of these losses. Stocks in both Switzerland and the United Kingdom—the index’s largest country component—returned about 2%. Within the Pacific sector, Japanese stocks fell 2.3%, while Australian equities rose 3.5%.

Performance as of October 31, 2011

		Total return	Average annual total return
Enhanced International Equity Index Fund*
	Inception date	1 year	since inception

Institutional Class	11/30/2007	–4.51%	–8.38%

MSCI EAFE Index	—	–4.08	–7.63	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

22	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Stock choices result in underperformance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lower the fund’s return relative to that of its benchmark. Among the largest detractors from results were overweight positions in France’s Peugeot, British banking giant Barclays and Deutsche Lufthansa. An underweight in BP also hurt returns.

          Partly offsetting these negative factors were favorable results from other positions, including overweight holdings in Japanese drug manufacturer Eisai, British American Tobacco and energy conglomerate Royal Dutch Shell. An underweight in Lloyds Banking Group, the third-largest bank in Britain, helped as well.

          The fund’s returns may sometimes diverge from the return of its benchmark index more than would be expected. This divergence may be the result of the timing of foreign currency valuations or the result of the fund’s fair value pricing adjustments. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark returns. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

$10,000 invested at fund’s inception

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

Expense example

Six months ended October 31, 2011

Enhanced International Equity Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$839.04	$2.46

5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.70

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	23

Enhanced Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	28.6
Consumer discretionary	14.7
Industrials	12.1
Consumer staples	11.8
Health care	11.5
Energy	10.3
Materials	5.5
Financials	3.6
Telecommunication services	1.6
Short-term investments	0.8
Other assets & liabilities, net	–0.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	63.8
$4 billion–$15 billion	29.3
Under $4 billion	6.9

Total	100.0

Performance for the twelve months ended October 31, 2011

The Enhanced Large-Cap Growth Index Fund returned 10.78%, compared with the 9.92% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth excels in a rising market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks outpaced the 7.90% return of the broad U.S. market. Large-cap growth issues outperformed the 6.16% return of their value counterparts, which were hampered by a poorly performing financial sector.

          Within the growth category, returns did not differ much by company size. Mid-cap stocks returned 10.08%, while small-cap issues earned 9.84%. (Returns by investment style and capitalization size are based on the Russell indexes.)

Energy and consumer sectors shine

For the twelve months, all nine industry sectors of the fund’s benchmark produced positive returns. Energy (up 16.1%) and technology (up 9.3%) were among the leading contributors to the benchmark’s performance. Together, they made up almost 40% of the index’s market capitalization at period-end.

Performance as of October 31, 2011

		Total return	Average annual total return

Enhanced Large-Cap Growth Index Fund	Inception date	1 year	since inception

Institutional Class	11/30/2007	10.78%	0.57%

Russell 1000 Growth Index	—	9.92	0.29	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

24	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

          Despite mixed signals about the nation’s economic health, consumer spending was up 2.7% at the end of October, compared with one year earlier. That helped the consumer staples and consumer discretionary sectors climb 14.8% and 14.0%, respectively. These sectors made up more than one-quarter of the index.

          Returns for the benchmark’s five largest stocks varied considerably. Apple, the largest issue, produced an impressive 34.5% gain. Technology bellwether IBM also posted a double-digit return; it gained 30.8%, followed by Exxon Mobil with a 20.3% return. Lagging the index were technology giants Microsoft (up 2.4%) and Google (down 3.4%).

Stock choices lift the fund above its benchmark

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lift the fund’s return above that of its benchmark. Among the largest positive contributors to the fund’s return were overweight investments in diversified manufacturer Honeywell, car parts distributor AutoZone and agricultural chemicals firm CF Industries. Underweighting Cisco Systems and Hewlett-Packard, both of which suffered outsized losses during the period, benefited fund results as well.

          Security selections that detracted from relative returns included overweight positions in three information technology companies: BMC Software, NetApp and NII Holdings. An underweight in IBM also lowered relative performance.

$10,000 invested at fund’s inception

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

Expense example

Six months ended October 31, 2011

Enhanced Large-Cap Growth Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$942.69	$1.86

5% annual hypothetical return
Institutional Class	1,000.00	1,023.29	1.94

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	25

Enhanced Large-Cap Value Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	23.6
Energy	13.2
Health care	11.7
Consumer discretionary	10.6
Information technology	10.5
Consumer staples	8.5
Utilities	8.0
Industrials	7.0
Telecommunication services	4.2
Materials	2.7
Short-term investments	1.5
Other assets & liabilities, net	–1.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	63.0
$4 billion–$15 billion	25.4
Under $4 billion	11.6

Total	100.0

Performance for the twelve months ended October 31, 2011

The Enhanced Large-Cap Value Index Fund returned 6.19% for the Institutional Class, compared with the 6.16% return of its benchmark, the Russell 1000® Value Index.

Large-cap value lags the broad market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks outpaced the 7.90% return of the broad U.S. market. However, large-cap value issues were hampered by a 5.9% loss in the financial sector, the largest in the Russell 1000 Value Index. In contrast, large-cap growth stocks returned 9.92%.

          Within the value category, large caps outperformed both mid- and small-cap stocks, which rose 5.83% and 3.54%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Energy drives the benchmark higher

For the period, eight of the nine industry sectors of the Russell 1000 Value Index posted positive returns. Energy stocks led the way with a 20.9% gain. Three defensive sectors—utilities, health care and consumer staples—were up 12.0%, 11.7% and 10.4%, respectively. These double-digit gains were tempered in part by losses in the financial sector, which made up more than one-quarter of the benchmark’s market capitalization on October 31, 2011.

Performance as of October 31, 2011

		Total return	Average annual total return

Enhanced Large-Cap Value Index Fund	Inception date	1 year	since inception

Institutional Class	11/30/2007	6.19%	–4.05%

Russell 1000 Value Index	—	6.16	–3.91	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

26	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

          All of the five largest stocks in the index posted gains for the twelve months. Chevron, the benchmark’s largest component, soared 31.3%. Pharmaceutical giant Pfizer climbed 15.3%, followed by AT&T, General Electric and Procter & Gamble, which returned 8.8%, 7.7% and 3.9%, respectively.

Stock choices boost the fund’s performance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was that the fund edged ahead of its benchmark. Among the largest positive contributors to the fund’s results were underweight positions in Bank of America and Morgan Stanley. Overweight holdings in Chevron, self-storage operator Public Storage and medical technology company Kinetic Concepts also contributed to the fund’s relative returns.

          These positive contributions were partly offset by detractors from relative performance, including overweight holdings in AOL, Goldman Sachs and Western Digital, a data storage device manufacturer. Underweight positions in wireless company Motorola Mobility and Bristol-Myers Squibb also trimmed results slightly.

$10,000 invested at fund’s inception

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

Expense example
Six months ended October 31, 2011

Enhanced Large-Cap Value Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$906.11	$1.83

5% annual hypothetical return
Institutional Class	1,000.00	1,023.29	1.94

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	27

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	17.9
Information technology	17.0
Consumer discretionary	11.7
Health care	11.5
Industrials	11.3
Energy	9.9
Consumer staples	8.6
Materials	4.9
Utilities	4.7
Telecommunication services	2.1
Other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	67.5
$4 billion–$15 billion	23.7
Under $4 billion	8.8

Total	100.0

Performance for the twelve months ended October 31, 2011

The Social Choice Equity Fund returned 6.94% for the Institutional Class, compared with the 7.90% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions detract from the fund’s results

Because of its social screens, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the twelve-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

          The biggest drag on the fund’s performance was the exclusion of Apple, which rose 34.5% during the period, as the company continued to benefit from better-than-expected quarterly earnings. The avoidance of energy giants Exxon Mobil (up 20.3%) and Chevron (up 31.3%) further detracted from the fund’s relative returns. During the twelve months, the energy sector advanced 18.5% and was the top-performing sector in the Russell 3000. Excluding Philip Morris International, which climbed 24.6%, also hurt fund performance.

          These negative effects were partly offset by the avoidance of four large-cap financial companies: Bank of America, Goldman Sachs, Citigroup and JPMorgan Chase, all of which declined for the period. Financial services, the only sector in the index to record a loss, was hurt by the housing slump at home and the intensifying debt crisis in Europe.

Performance as of October 31, 2011

		Total return	Average annual total return

Social Choice Equity Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	6.94%	0.91%		4.55%
Retirement Class	10/1/2002	6.71	0.67		4.26	*
Retail Class	3/31/2006	6.71	0.79		4.47	*
Premier Class	9/30/2009	6.79	0.82	*	4.51	*

Russell 3000 Index	—	7.90	0.55		4.37

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

28	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Statistical techniques help lessen the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the period, the fund’s performance was hindered by underweight positions in Microsoft and biotechnology firm Amgen. Overweight investments in Hewlett-Packard, Sprint Nextel and United States Steel, which fell 35.9%, 37.7% and 40.4%, respectively, further detracted from the fund’s relative results.

          The fund’s relative performance was aided by overweight holdings in Oracle (up 12.3%) and biotechnology company Biogen Idec (up 85.6%) and in three energy companies: EQT, El Paso and National Oilwell Varco, which rose 72.8%, 89.0% and 33.5%, respectively. An underweight position in Berkshire Hathaway also helped relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Social Choice Equity Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$923.54	$0.92
Retirement Class	1,000.00	921.84	2.13
Retail Class	1,000.00	922.50	2.04
Premier Class	1,000.00	922.48	1.65

5% annual hypothetical return
Institutional Class	1,000.00	1,024.25	0.97
Retirement Class	1,000.00	1,022.99	2.24
Retail Class	1,000.00	1,023.09	2.14
Premier Class	1,000.00	1,023.49	1.73

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.19% for the Institutional Class, 0.44% for the Retirement Class, 0.42% for the Retail Class and 0.34% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	29

Summary portfolio of investments

Growth & Income Fund ▪ October 31, 2011

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$6,912,509	0.3%

BANKS
939,550	US Bancorp	24,043,085	1.1
1,635,689	Wells Fargo & Co	42,380,701	2.0
	Other	11,683,139	0.5

		78,106,925	3.6

CAPITAL GOODS
183,919	Caterpillar, Inc	17,372,989	0.8
1,661,134	General Electric Co	27,757,549	1.3
143,244	Goodrich Corp	17,566,012	0.8
496,245	Honeywell International, Inc	26,003,237	1.2
99,411	Precision Castparts Corp	16,218,905	0.7
	Other	65,374,993	3.0

		170,293,685	7.8

COMMERCIAL & PROFESSIONAL SERVICES		13,315,605	0.6

CONSUMER DURABLES & APPAREL		39,612,609	1.8

CONSUMER SERVICES
356,690	Starbucks Corp	15,102,255	0.7
	Other	27,125,668	1.2

		42,227,923	1.9

DIVERSIFIED FINANCIALS
707,439	Citigroup, Inc	22,347,999	1.0
694,694	Discover Financial Services	16,366,991	0.7
487,819	JPMorgan Chase & Co	16,956,588	0.8
	Other	47,851,495	2.2

		103,523,073	4.7

ENERGY
319,138	Anadarko Petroleum Corp	25,052,333	1.1
464,941	Chevron Corp	48,842,052	2.3
817,681	Exxon Mobil Corp	63,852,708	3.0
309,825	Occidental Petroleum Corp	28,795,136	1.3
	Other	73,881,240	3.3

		240,423,469	11.0

FOOD & STAPLES RETAILING
179,130	Costco Wholesale Corp	14,912,573	0.7
	Other	12,496,881	0.5

		27,409,454	1.2

FOOD, BEVERAGE & TOBACCO
684,210	Coca-Cola Co	46,745,228	2.1
160,458	Lorillard, Inc	17,756,282	0.8
559,582	Philip Morris International, Inc	39,097,995	1.8
	Other	68,364,562	3.1

		171,964,067	7.8

HEALTH CARE EQUIPMENT & SERVICES
398,051	Cardinal Health, Inc	17,621,718	0.8
235,968	Humana, Inc	20,031,323	0.9
	Other	50,240,835	2.3

		87,893,876	4.0

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
167,201		Estee Lauder Cos (Class A)	$16,460,939	0.8%
475,810		Procter & Gamble Co	30,447,082	1.3
		Other	20,467,073	0.9

			67,375,094	3.0

INSURANCE
349,785		ACE Ltd	25,236,987	1.2
380,982		Prudential Financial, Inc	20,649,224	0.9
		Other	32,470,589	1.5

			78,356,800	3.6

MATERIALS
486,378		Du Pont (E.I.) de Nemours & Co	23,380,190	1.1
238,348		Monsanto Co	17,339,817	0.8
		Other	41,355,171	1.9

			82,075,178	3.8

MEDIA
447,770		Viacom, Inc (Class B)	19,634,716	0.9
		Other	34,105,905	1.5

			53,740,621	2.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
181,838		Allergan, Inc	15,296,213	0.7
834,198		Bristol-Myers Squibb Co	26,352,315	1.2
2,572,450		Pfizer, Inc	49,545,386	2.2
328,953	*	Watson Pharmaceuticals, Inc	22,092,483	1.0
		Other	91,378,521	4.2

			204,664,918	9.3

RETAILING
91,163	*	Amazon.com, Inc	19,464,212	0.9
618,326		Home Depot, Inc	22,136,070	1.0
		Other	68,288,218	3.1

			109,888,500	5.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,013,031		Intel Corp	24,859,781	1.2
		Other	15,783,616	0.7

			40,643,397	1.9

SOFTWARE & SERVICES
407,406	*	BMC Software, Inc	14,161,433	0.6
47,588	*	Google, Inc (Class A)	28,202,552	1.3
107,567		International Business Machines Corp	19,860,095	0.9
783,850		Microsoft Corp	20,873,926	0.9
457,415		Oracle Corp	14,989,490	0.7
1,242,018	*	Symantec Corp	21,126,725	1.0
		Other	86,109,045	4.0

			205,323,266	9.4

TECHNOLOGY HARDWARE & EQUIPMENT
224,438	*	Apple, Inc	90,848,013	4.1
1,182,813		Cisco Systems, Inc	21,917,525	1.0
604,988	*	EMC Corp	14,828,256	0.7
611,615		Qualcomm, Inc	31,559,334	1.5
		Other	33,923,362	1.5

			193,076,490	8.8

30	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth & Income Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
399,336		CenturyTel, Inc	$14,080,587	0.6%
1,007,670		Verizon Communications, Inc	37,263,637	1.7
		Other	12,786,506	0.6

			64,130,730	2.9

TRANSPORTATION
260,336	*	Kansas City Southern Industries, Inc	16,445,426	0.7
		Other	31,120,623	1.5

			47,566,049	2.2

UTILITIES			45,714,099	2.1

		TOTAL COMMON STOCKS
		(Cost $1,914,898,334)	2,174,238,337	99.1

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$25,000,000		Federal Home Loan Bank (FHLB),
		0.000%, 11/01/11	$25,000,000	1.1%

			25,000,000	1.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
24,540,573	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	24,540,573	1.1

			24,540,573	1.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $49,540,573)	49,540,573	2.2

		TOTAL PORTFOLIO
		(Cost $1,964,438,907)	2,223,778,910	101.3
		OTHER ASSETS & LIABILITIES, NET	(29,228,138)	(1.3)

		NET ASSETS	$2,194,550,772	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	31

Summary portfolio of investments

International Equity Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

FINLAND
14,423,661		Nokia Oyj	$97,059,383	4.2%

			97,059,383	4.2

FRANCE
467,160		BNP Paribas	20,860,965	0.9
		Other	222,698	0.0

			21,083,663	0.9

GERMANY
2,542,276		Bayer AG.	161,973,396	7.0
1,892,619		Henkel KGaA (Preference)	112,506,798	4.8
2,072,620		Lanxess AG.	121,053,308	5.1
780,777		Rheinmetall AG.	41,407,584	1.8

			436,941,086	18.7

HONG KONG
10,452,000		Trinity Ltd	9,473,277	0.4

			9,473,277	0.4

INDIA
8,498,503		HDFC Bank Ltd	84,728,947	3.7

			84,728,947	3.7

IRELAND
1,123,214	*	Smurfit Kappa Group plc	7,702,401	0.3

			7,702,401	0.3

ITALY
321,112		Saipem S.p.A.	14,348,058	0.6

			14,348,058	0.6

JAPAN
131,000	e	Fast Retailing Co Ltd	23,532,221	1.0
5,894,000	e	Hitachi Ltd	31,581,746	1.4
477,000		JS Group Corp	10,002,277	0.4
1,053,400		JTEKT Corp	11,519,115	0.5
976,800	e	Kakaku.com, Inc	38,676,383	1.7
76,897		Kao Corp	2,017,344	0.1
555,984		Mitsubishi Electric Corp	5,144,629	0.2
3,085,000	e	Mitsubishi Heavy Industries Ltd	12,569,914	0.5
2,749,447	e	Mitsubishi UFJ Financial Group, Inc	11,948,922	0.5
2,699,000	e	NTN Corp	11,921,402	0.5
104,600		Sanrio Co Ltd	5,168,625	0.2
494,200	e	Sega Sammy Holdings, Inc	10,744,901	0.5
1,473,200	e	Shin-Etsu Chemical Co Ltd	75,655,846	3.3
12,958,000		Teijin Ltd	45,233,430	1.9
113,000		United Arrows Ltd	2,197,975	0.1
1,421,500		Ushio, Inc	21,016,644	0.9
		Other	11,905,363	0.5

			330,836,737	14.2

MACAU
35,400,791	*,e	Sands China Ltd	106,385,971	4.6

			106,385,971	4.6

NETHERLANDS			1,404,590	0.1

SWEDEN
1,663,267		Assa Abloy AB (Class B)	40,392,375	1.8
3,911,835		SKF AB (B Shares)	86,694,079	3.7

			127,086,454	5.5

Shares		Company	Value	% of net assets

SWITZERLAND
2,372,228		Adecco S.A.	$113,931,522	4.9%
103,514		Burckhardt Compression Holding AG.	22,880,192	1.0
6,934,871		Clariant AG.	75,098,191	3.2
40,573		Givaudan S.A.	36,901,877	1.6
189,690		Nestle S.A.	10,971,226	0.5
603,140		Swatch Group AG. Reg	44,475,697	1.9
809,009	a	Tecan Group AG.	51,000,118	2.2
5,343,877		UBS AG. (Switzerland)	67,537,029	2.9

			422,795,852	18.2

TAIWAN
7,543,000	*	Formosa Plastics Corp	22,184,644	1.0

			22,184,644	1.0

UNITED KINGDOM
22,441,840		Barclays plc	69,568,409	3.0
8,076,595		Filtrona plc	51,438,836	2.2
9,418,480		ICAP plc	60,747,257	2.6
28,420,399		Man Group plc	67,939,729	3.0
767,399		Pearson plc	14,097,765	0.6
2,502,666		Reckitt Benckiser Group plc	128,461,087	5.6
2,856,343		Reed Elsevier plc	24,452,642	1.1
86,589		Rio Tinto plc	4,684,371	0.2
5,664,139		Smiths Group plc	86,931,982	3.7
751,163		Tullow Oil plc	16,877,063	0.7
3,423,867		Wolseley plc	98,730,873	4.2
		Other	884,992	0.0

			624,815,006	26.9

		TOTAL COMMON STOCKS
		(Cost $2,473,897,364)	2,306,846,069	99.3

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
90,351,117	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	90,351,117	3.9

			90,351,117	3.9

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $90,351,117)	90,351,117	3.9

		TOTAL PORTFOLIO
		(Cost $2,564,248,481)	2,397,197,186	103.2
		OTHER ASSETS & LIABILITIES, NET	(74,206,921)	(3.2)

		NET ASSETS	$2,322,990,265	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector

International Equity Fund ▪ October 31, 2011

Sector	Value	% of net assets

INDUSTRIALS	$570,118,396	24.5%
MATERIALS	440,393,400	19.0
FINANCIALS	384,418,432	16.6
CONSUMER STAPLES	253,956,455	10.9
CONSUMER DISCRETIONARY	242,433,080	10.4
HEALTH CARE	212,973,514	9.2
INFORMATION TECHNOLOGY	169,038,089	7.3
ENERGY	33,514,703	1.4
SHORT-TERM INVESTMENTS	90,351,117	3.9
OTHER ASSETS & LIABILITIES, NET	(74,206,921)	(3.2)

NET ASSETS	$2,322,990,265	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	33

Summary portfolio of investments

Emerging Markets Equity Fund ▪ October 31, 2011

Principal		Issuer	Value	% of net assets

CORPORATE BONDS

INDIA			$326	0.0%

		TOTAL CORPORATE BONDS
		(Cost $450)	326	0.0

Shares		Company

COMMON STOCKS

AUSTRALIA			4,244,986	1.1

BRAZIL
267,024		Banco Bradesco S.A. (Preference)	4,829,248	1.2
176,900		Banco Itau Holding Financeira S.A.	3,372,419	0.9
154,300		BR Malls Participacoes S.A.	1,667,161	0.4
265,000	*	OGX Petroleo e Gas Participacoes S.A.	2,191,805	0.6
95,900		Perdigao S.A.	1,996,928	0.5
624,545		Petroleo Brasileiro S.A.	8,395,898	2.2
287,500		Vale S.A.	7,319,582	1.9
		Other	29,791,684	7.7

			59,564,725	15.4

CAMBODIA			417,881	0.1

CANADA			908,797	0.2

CHILE			4,570,746	1.2

CHINA
5,504,090	e	China Construction Bank	4,044,049	1.0
587,500		China Mobile Hong Kong Ltd	5,583,797	1.4
521,000		China Shenhua Energy Co Ltd	2,383,465	0.6
924,000	e	China Unicom Ltd	1,857,808	0.5
2,467,000		CNOOC Ltd	4,663,518	1.2
7,550,000		Industrial & Commercial Bank of China	4,714,696	1.2
123,700	e	Tencent Holdings Ltd	2,860,881	0.7
		Other	27,427,773	7.2

			53,535,987	13.8

COLOMBIA
716,373		Ecopetrol S.A.	1,535,633	0.4
		Other	2,481,682	0.6

			4,017,315	1.0

CZECH REPUBLIC			1,749,000	0.5

HONG KONG
780,000	e	Belle International Holdings Ltd	1,529,758	0.4
		Other	9,662,598	2.5

			11,192,356	2.9

INDIA
159,360		HDFC Bank Ltd	1,588,798	0.4
91,744		ICICI Bank Ltd	1,729,660	0.5
49,400		Infosys Technologies Ltd	2,889,920	0.7
390,196		ITC Ltd	1,701,376	0.4
107,148		Reliance Industries Ltd	1,918,289	0.5
		Other	14,410,019	3.7

			24,238,062	6.2

Shares		Company	Value	% of net assets

INDONESIA
313,000		PT Astra International Tbk	$2,413,475	0.6%
		Other	10,839,965	2.8

			13,253,440	3.4

KOREA, REPUBLIC OF
16,512		Cheil Industries, Inc	1,458,586	0.4
8,268		Hyundai Mobis	2,366,229	0.6
21,448		Hyundai Motor Co	4,319,379	1.1
41,916		KB Financial Group, Inc	1,623,903	0.4
38,148		Kia Motors Corp	2,445,740	0.6
8,644		LG Chem Ltd	2,789,298	0.7
16,132		Samsung Electronics Co Ltd	13,887,401	3.6
56,696		Shinhan Financial Group Co Ltd	2,258,606	0.6
		Other	27,395,037	7.2

			58,544,179	15.2

LUXEMBOURG			609,076	0.2

MACAU			1,304,251	0.3

MALAYSIA			8,324,811	2.1

MEXICO
4,853,200	e	America Movil S.A. de C.V. (Series L)	6,194,412	1.6
289,300	e	Fomento Economico Mexicano S.A. de C.V.	1,940,678	0.5
		Other	6,589,517	1.7

			14,724,607	3.8

PERU
36,439		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,491,448	0.4
		Other	2,801,219	0.7

			4,292,667	1.1

PHILIPPINES			9,045,087	2.3

POLAND			5,227,123	1.3

PORTUGAL			485,215	0.1

RUSSIA
485,501		Gazprom (ADR)	5,628,101	1.5
46,249		LUKOIL (ADR)	2,678,796	0.7
29,856	f	NovaTek OAO (GDR) (purchased 8/31/10,
		cost $3,517,532)	4,165,743	1.1
265,466	f	Rosneft Oil Co (GDR) (purchased 8/31/10,
		cost $2,020,339)	1,880,988	0.5
365,722	*	Sberbank of Russian Federation (ADR)	3,986,369	1.0
		Other	8,104,954	2.0

			26,444,951	6.8

SINGAPORE			3,009,767	0.8

SOUTH AFRICA
55,932		AngloGold Ashanti Ltd	2,528,050	0.6
186,481		MTN Group Ltd	3,241,189	0.9
48,253		Naspers Ltd (N Shares)	2,289,119	0.6
68,567		Sasol Ltd	3,083,641	0.8
		Other	12,129,186	3.1

			23,271,185	6.0

34	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Emerging Markets Equity Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TAIWAN
263,000		Catcher Technology Co Ltd	$1,465,305	0.4%
566,000		Formosa Plastics Corp	1,664,657	0.4
75,650		High Tech Computer Corp	1,700,124	0.4
987,900		Hon Hai Precision Industry Co, Ltd	2,708,207	0.8
2,508,000		Taiwan Semiconductor Manufacturing Co Ltd	6,111,686	1.5
		Other	18,568,705	4.8

			32,218,684	8.3

THAILAND			8,196,948	2.1

TURKEY			5,989,055	1.5

UKRAINE			511,104	0.1

UNITED KINGDOM			3,036,386	0.8

UNITED STATES
9,169	*	Streettracks Gold Trust	1,534,341	0.4
		Other	1,803,285	0.5

			3,337,626	0.9

VIRGIN ISLANDS, BRITISH			893,038	0.2

		TOTAL COMMON STOCKS
		(Cost $404,609,578)	387,159,055	99.7

PREFERRED STOCKS

BRAZIL
93,060	*	Ambev Cia De Bebidas Das	3,108,595	0.8

			3,108,595	0.8

		TOTAL PREFERRED STOCKS
		(Cost $2,540,054)	3,108,595	0.8

Shares		Company	Value	% of net assets

RIGHTS/WARRANTS

KOREA, REPUBLIC OF			$12,025	0.0%

MEXICO			704	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	12,729	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
20,930,005	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	20,930,005	5.4

			20,930,005	5.4

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $20,930,005)	20,930,005	5.4

		TOTAL PORTFOLIO
		(Cost $428,080,087)	411,210,710	105.9
		OTHER ASSETS & LIABILITIES, NET	(23,088,107)	(5.9)

		NET ASSETS	$388,122,603	100.0%

Abbreviation(s):
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.
f	Restricted security. At 10/31/2011, the total value of these securities amounted to $14,718,223 or 3.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	35

Summary of market values by sector

Emerging Markets Equity Fund ▪ October 31, 2011

Sector	Value	% of net assets

FINANCIALS	$88,849,433	22.9%
ENERGY	52,691,138	13.6
CONSUMER DISCRETIONARY	51,436,424	13.2
INFORMATION TECHNOLOGY	48,760,994	12.6
MATERIALS	46,058,582	11.9
INDUSTRIALS	32,897,245	8.5
CONSUMER STAPLES	30,363,271	7.8
TELECOMMUNICATION SERVICES	28,908,449	7.4
UTILITIES	5,490,506	1.4
HEALTH CARE	4,824,663	1.2
SHORT-TERM INVESTMENTS	20,930,005	5.4
OTHER ASSETS & LIABILITIES, NET	(23,088,107)	(5.9)

NET ASSETS	$388,122,603	100.0%

36	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Large-Cap Growth Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
633,700		Johnson Controls, Inc	$20,867,741	1.6%

			20,867,741	1.6

BANKS			4,229,756	0.3

CAPITAL GOODS
482,116		Boeing Co	31,718,412	2.4
199,672		Caterpillar, Inc	18,861,017	1.4
228,629		Danaher Corp	11,054,212	0.9
240,681		Honeywell International, Inc	12,611,684	1.0
155,729		Precision Castparts Corp	25,407,186	2.0
180,872		Roper Industries, Inc	14,668,719	1.1
201,551		Stanley Works	12,869,031	1.0
		Other	4,388,671	0.4

			131,578,932	10.2

CONSUMER DURABLES & APPAREL
250,103		Nike, Inc (Class B)	24,097,424	1.9
		Other	15,678,605	1.2

			39,776,029	3.1

CONSUMER SERVICES
545,351		Carnival Corp	19,201,809	1.5
40,790	*	Chipotle Mexican Grill, Inc (Class A)	13,710,335	1.1
438,696	*	Las Vegas Sands Corp	20,596,777	1.6
546,994		Starbucks Corp	23,159,727	1.8
		Other	7,519,507	0.6

			84,188,155	6.6

DIVERSIFIED FINANCIALS
97,248	*	IntercontinentalExchange, Inc	12,630,570	1.0
430,200		iShares Russell 1000 Growth Index Fund	25,084,962	1.9
		Other	5,151,530	0.4

			42,867,062	3.3

ENERGY
162,770		Anadarko Petroleum Corp	12,777,445	1.0
146,474	*	Concho Resources, Inc	13,874,017	1.1
278,205		National Oilwell Varco, Inc	19,844,363	1.5
320,273		Schlumberger Ltd	23,530,457	1.8
		Other	18,895,047	1.5

			88,921,329	6.9

FOOD & STAPLES RETAILING
230,475		Costco Wholesale Corp	19,187,044	1.5

			19,187,044	1.5

FOOD, BEVERAGE & TOBACCO
479,533		Coca-Cola Enterprises, Inc	12,861,075	1.0
		Other	8,304,136	0.6

			21,165,211	1.6

HEALTH CARE EQUIPMENT & SERVICES
206,816	*	Cerner Corp	13,118,339	1.0
45,286	*	Intuitive Surgical, Inc	19,647,784	1.5
		Other	7,924,681	0.6

			40,690,804	3.1

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
209,141		Estee Lauder Cos (Class A)	$20,589,931	1.6%

			20,589,931	1.6

MATERIALS
620,260		Monsanto Co	45,123,915	3.5
		Other	2,724,793	0.2

			47,848,708	3.7

MEDIA
360,930		Walt Disney Co	12,589,239	1.0
		Other	12,241,680	0.9

			24,830,919	1.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
421,301	*	Agilent Technologies, Inc	15,617,628	1.2
197,920	*	Alexion Pharmaceuticals, Inc	13,361,579	1.0
259,159		Allergan, Inc	21,800,455	1.7
103,504	*	Biogen Idec, Inc	12,043,725	0.9
298,460	*	Celgene Corp	19,349,162	1.6
580,546		Pfizer, Inc	11,181,316	0.9
346,183	*	Watson Pharmaceuticals, Inc	23,249,650	1.8
		Other	23,082,269	1.7

			139,685,784	10.8

RETAILING
194,216	*	Amazon.com, Inc	41,467,058	3.3
198,171	*	Bed Bath & Beyond, Inc	12,254,894	0.9
		Other	5,729,649	0.4

			59,451,601	4.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,128,021	0.6

SOFTWARE & SERVICES
124,107	*	Google, Inc (Class A)	73,550,772	5.7
924,472		Intuit, Inc	49,616,413	3.9
34,443		Mastercard, Inc (Class A)	11,959,987	0.9
934,451		Oracle Corp	30,621,959	2.5
532,656	*	Red Hat, Inc	26,446,370	2.0
91,674	*	Salesforce.com, Inc	12,208,227	0.9
359,982		Visa, Inc (Class A)	33,571,921	2.6
141,849	*	VMware, Inc (Class A)	13,865,740	1.1
		Other	55,843,800	4.3

			307,685,189	23.9

TECHNOLOGY HARDWARE & EQUIPMENT
156,481	*	Apple, Inc	63,340,380	5.0
469,178	*	EMC Corp	11,499,553	0.9
417,473	*	NetApp, Inc	17,099,694	1.3
478,710		Qualcomm, Inc	24,701,436	2.0
		Other	14,972,381	1.1

			131,613,444	10.3

TELECOMMUNICATION SERVICES
285,512	*	American Tower Corp (Class A)	15,731,711	1.2
323,762		Verizon Communications, Inc	11,972,719	0.9

			27,704,430	2.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	37

Summary portfolio of investments	concluded

Large-Cap Growth Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TRANSPORTATION
227,589	*	Kansas City Southern Industries, Inc	$14,376,797	1.1%

			14,376,797	1.1

		TOTAL COMMON STOCKS
		(Cost $1,151,178,970)	1,275,386,887	98.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,605,438	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	8,605,438	0.7

			8,605,438	0.7

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $8,605,438)	8,605,438	0.7

		TOTAL PORTFOLIO
		(Cost $1,159,784,408)	1,283,992,325	99.5
		OTHER ASSETS & LIABILITIES, NET	6,218,910	0.5

		NET ASSETS	$1,290,211,235	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Large-Cap Value Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$28,662,256	1.3%

BANKS
1,023,042		US Bancorp	26,179,645	1.2
2,266,657		Wells Fargo & Co	58,729,083	2.7
		Other	36,631,243	1.7

			121,539,971	5.6

CAPITAL GOODS
305,047		Boeing Co	20,069,042	0.8
2,743,791		General Electric Co	45,848,748	2.1
298,018		Honeywell International, Inc	15,616,143	0.7
373,388		Tyco International Ltd	17,007,823	0.8
		Other	48,634,664	2.4

			147,176,420	6.8

COMMERCIAL & PROFESSIONAL SERVICES
488,590		Republic Services, Inc	13,905,271	0.6
		Other	8,581,594	0.4

			22,486,865	1.0

CONSUMER DURABLES & APPAREL
2,828,376	*	Pulte Homes, Inc	14,650,988	0.6
		Other	16,417,049	0.8

			31,068,037	1.4

CONSUMER SERVICES
273,924		Darden Restaurants, Inc	13,115,482	0.6
		Other	25,056,561	1.1

			38,172,043	1.7

DIVERSIFIED FINANCIALS
3,192,656		Bank of America Corp	21,805,840	1.0
957,271		Blackstone Group LP	14,081,456	0.6
1,317,339		Citigroup, Inc	41,614,739	1.9
147,621		Goldman Sachs Group, Inc	16,171,881	0.7
1,167,331	e	iShares Russell 1000 Value Index Fund	73,623,565	3.3
995,676		JPMorgan Chase & Co	34,609,698	1.6
		Other	43,911,695	2.2

			245,818,874	11.3

ENERGY
198,086		Anadarko Petroleum Corp	15,549,751	0.7
135,733		Apache Corp	13,523,079	0.6
573,634		Chevron Corp	60,260,252	2.8
316,226		Ensco International plc (ADR)	15,703,783	0.7
267,503		Occidental Petroleum Corp	24,861,729	1.1
1,027,425	*	Weatherford International Ltd	15,925,087	0.7
		Other	81,460,850	3.8

			227,284,531	10.4

FOOD & STAPLES RETAILING
747,277		CVS Corp	27,126,155	1.2

			27,126,155	1.2

FOOD, BEVERAGE & TOBACCO
509,433		Altria Group, Inc	14,034,879	0.6
588,214		Kraft Foods, Inc (Class A)	20,693,369	0.9
		Other	47,844,314	2.3

Shares		Company	Value	% of net assets

			$82,572,562	3.8%

HEALTH CARE EQUIPMENT & SERVICES
552,691		UnitedHealth Group, Inc	26,523,641	1.2
		Other	36,634,017	1.7

			63,157,658	2.9

HOUSEHOLD & PERSONAL PRODUCTS
769,615		Procter & Gamble Co	49,247,664	2.3

			49,247,664	2.3

INSURANCE
277,110		ACE Ltd	19,993,486	0.9
483,933		Marsh & McLennan Cos, Inc	14,818,028	0.7
562,739		Metlife, Inc	19,785,903	0.9
336,980		Prudential Financial, Inc	18,264,316	0.8
		Other	61,291,010	2.8

			134,152,743	6.1

MATERIALS			60,545,760	2.8

MEDIA
574,271		Walt Disney Co	20,030,572	0.9
		Other	21,782,089	1.0

			41,812,661	1.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
226,687		Amgen, Inc	12,982,364	0.6
496,471		Johnson & Johnson	31,967,768	1.5
626,624		Merck & Co, Inc	21,618,528	1.0
3,568,845		Pfizer, Inc	68,735,955	3.1
473,667		Teva Pharmaceutical Industries Ltd (ADR)	19,349,297	0.9
		Other	37,805,761	1.7

			192,459,673	8.8

REAL ESTATE
790,703		Weyerhaeuser Co	14,216,841	0.6
		Other	43,885,812	2.1

			58,102,653	2.7

RETAILING
1,093,039		Lowe’s Cos, Inc	22,975,680	1.1
331,110		Target Corp	18,128,272	0.8
		Other	25,586,793	1.2

			66,690,745	3.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,183,473		Intel Corp	29,042,428	1.4
303,283	*	Lam Research Corp	13,038,136	0.7
		Other	36,205,181	1.5

			78,285,745	3.6

SOFTWARE & SERVICES
871,749	*	eBay, Inc	27,747,770	1.2
401,969		Oracle Corp	13,172,524	0.6
247,169		Visa, Inc (Class A)	23,050,981	1.1
		Other	36,010,069	1.6

			99,981,344	4.5

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	39

Summary portfolio of investments	concluded

Large-Cap Value Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
1,877,694		Cisco Systems, Inc	$34,793,670	1.5%
657,694		Hewlett-Packard Co	17,501,237	0.8
		Other	38,630,726	1.9

			90,925,633	4.2

TELECOMMUNICATION SERVICES
1,485,580		AT&T, Inc	43,542,349	1.9
859,106		Verizon Communications, Inc	31,769,740	1.5
		Other	12,725,919	0.6

			88,038,008	4.0

TRANSPORTATION			22,529,130	1.0

UTILITIES
849,338		Exelon Corp	37,702,114	1.8
		Other	98,720,320	4.4

			136,422,434	6.2

		TOTAL COMMON STOCKS
		(Cost $2,220,245,818)	2,154,259,565	98.6

Shares		Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
89,307,953	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$89,307,953	4.1%

			89,307,953	4.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $89,307,953)	89,307,953	4.1
		TOTAL PORTFOLIO
		(Cost $2,309,553,771)	2,243,567,518	102.7
		OTHER ASSETS & LIABILITIES, NET	(59,841,323)	(2.7)

		NET ASSETS	$2,183,726,195	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Mid-Cap Growth Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$3,671,250	0.3%

BANKS			4,921,940	0.4

CAPITAL GOODS
148,390		Joy Global, Inc	12,939,607	1.0
173,235		Roper Industries, Inc	14,049,359	1.2
203,243		Timken Co	8,560,595	0.7
94,652	*	TransDigm Group, Inc	8,889,715	0.7
		Other	77,673,278	6.6

			122,112,554	10.2

COMMERCIAL & PROFESSIONAL SERVICES
328,073	*	Verisk Analytics, Inc	11,531,766	1.0
		Other	18,782,116	1.6

			30,313,882	2.6

CONSUMER DURABLES & APPAREL
132,863		Coach, Inc	8,645,395	0.7
102,890	*	Fossil, Inc	10,665,578	0.9
172,009		Tupperware Corp	9,725,390	0.8
		Other	43,893,227	3.7

			72,929,590	6.1

CONSUMER SERVICES			21,290,625	1.8

DIVERSIFIED FINANCIALS
122,879	*	Affiliated Managers Group, Inc	11,379,824	1.0
461,486	e	iShares Russell Midcap Growth Index Fund	26,018,580	2.1
155,953	*	Portfolio Recovery Associates, Inc	10,938,544	0.9
		Other	19,213,300	1.7

			67,550,248	5.7

ENERGY
189,096	*	Concho Resources, Inc	17,911,173	1.5
223,912	e	Crescent Point Energy Corp	9,563,014	0.8
767,048	*	Denbury Resources, Inc	12,042,654	1.0
825,000		El Paso Corp	20,633,250	1.7
123,913		Schlumberger Ltd	9,103,889	0.8
		Other	33,884,422	2.8

			103,138,402	8.6

FOOD & STAPLES RETAILING
141,928		Whole Foods Market, Inc	10,235,847	0.9

			10,235,847	0.9

FOOD, BEVERAGE & TOBACCO
346,141		Coca-Cola Enterprises, Inc	9,283,502	0.9
109,355		Remy Cointreau S.A.	8,958,574	0.7
		Other	34,433,722	2.8

			52,675,798	4.4

HEALTH CARE EQUIPMENT & SERVICES
125,065	*	DaVita, Inc	8,754,550	0.7
153,657	*	Edwards Lifesciences Corp	11,588,811	1.0
29,174	*	Intuitive Surgical, Inc	12,657,432	1.1
323,524	*	Thoratec Corp	11,811,861	1.0
		Other	53,023,061	4.4

			97,835,715	8.2

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
147,664		Herbalife Ltd	$9,208,327	0.8%
		Other	6,829,575	0.5

			16,037,902	1.3

MATERIALS
600,000	*	Calgon Carbon Corp	9,570,000	0.8
738,130		Huntsman Corp	8,665,646	0.7
156,549		International Flavors & Fragrances, Inc	9,480,607	0.8
100,000		PPG Industries, Inc	8,641,000	0.7
138,889		Walter Energy, Inc	10,506,953	0.9
		Other	46,858,939	3.9

			93,723,145	7.8

MEDIA
962,598		Interpublic Group of Cos, Inc	9,125,429	0.8
		Other	2,947,286	0.2

			12,072,715	1.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
376,938	*	Agilent Technologies, Inc	13,973,092	1.2
190,614	*	Alexion Pharmaceuticals, Inc	12,868,351	1.1
135,959		Perrigo Co	12,274,379	1.1
		Other	26,582,052	2.1

			65,697,874	5.5

REAL ESTATE
110,000		Boston Properties, Inc	10,888,900	0.9
		Other	4,638,831	0.4

			15,527,731	1.3

RETAILING
258,031	*	Bed Bath & Beyond, Inc	15,956,636	1.3
382,292	*	LKQ Corp	11,155,281	0.9
206,217		Petsmart, Inc	9,681,888	0.8
606,728	*	Sally Beauty Holdings, Inc	11,643,110	1.0
114,553		Tiffany & Co	9,133,311	0.8
159,478	*	Ulta Salon Cosmetics & Fragrance, Inc	10,731,275	0.9
		Other	52,145,806	4.3

			120,447,307	10.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
277,248	*	Cavium Networks, Inc	9,063,237	0.8
		Other	15,660,192	1.3

			24,723,429	2.1

SOFTWARE & SERVICES
223,539	*	Ansys, Inc	12,151,580	1.1
191,389	*	Check Point Software Technologies	11,029,748	0.9
207,895	*	Citrix Systems, Inc	15,140,992	1.3
390,914	*	Fortinet, Inc	9,014,477	0.8
334,762	*	SuccessFactors, Inc	8,938,145	0.7
204,410	*	VeriFone Systems, Inc	8,628,147	0.7
		Other	132,399,762	11.1

			197,302,851	16.6

TECHNOLOGY HARDWARE & EQUIPMENT
248,627	*	SanDisk Corp	12,597,930	1.1
		Other	7,079,693	0.5

			19,677,623	1.6

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	41

Summary portfolio of investments	concluded

Mid-Cap Growth Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES			$17,179,215	1.4%

TRANSPORTATION			6,101,915	0.5

		TOTAL COMMON STOCKS
		(Cost $1,041,663,336)	1,175,167,558	98.3

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$25,000,000		Federal Home Loan Bank (FHLB) 0.000%, 11/01/11	25,000,000	2.1

			25,000,000	2.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
71,903,015	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	71,903,015	6.0

			71,903,015	6.0

Shares		Company	Value	% of net assets

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $96,903,015)	$96,903,015	8.1%

		TOTAL PORTFOLIO
		(Cost $1,138,566,351)	1,272,070,573	106.4
		OTHER ASSETS & LIABILITIES, NET	(76,533,649)	(6.4)

		NET ASSETS	$1,195,536,924	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Mid-Cap Value Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$44,940,893	1.7%

BANKS
1,650,000		Fifth Third Bancorp	19,816,500	0.8
4,099,500		Huntington Bancshares, Inc	21,235,410	0.7
		Other	66,366,993	2.6

			107,418,903	4.1

CAPITAL GOODS			186,487,473	7.1

COMMERCIAL & PROFESSIONAL SERVICES			13,688,435	0.5

CONSUMER DURABLES & APPAREL
567,218		Jarden Corp	18,167,992	0.7
232,416	*	Tempur-Pedic International, Inc	15,818,233	0.6
120,000		VF Corp	16,586,400	0.6
		Other	38,541,291	1.5

			89,113,916	3.4

CONSUMER SERVICES			14,797,613	0.5

DIVERSIFIED FINANCIALS
350,000		Ameriprise Financial, Inc	16,338,000	0.6
1,399,700		Discover Financial Services	32,976,932	1.3
		Other	19,081,102	0.7

			68,396,034	2.6

ENERGY
783,252		El Paso Corp	19,589,132	0.7
266,203		Equitable Resources, Inc	16,903,891	0.6
217,058		Noble Energy, Inc	19,391,961	0.7
491,452	*	Rowan Cos, Inc	16,950,180	0.6
873,322		Spectra Energy Corp	25,003,208	1.1
		Other	141,182,628	5.4

			239,021,000	9.1

FOOD & STAPLES RETAILING			6,265,879	0.2

FOOD, BEVERAGE & TOBACCO
320,218		Lorillard, Inc	35,435,323	1.4
317,396		Mead Johnson Nutrition Co	22,804,903	0.9
727,768	*	Smithfield Foods, Inc	16,636,776	0.6
		Other	94,855,888	3.6

			169,732,890	6.5

HEALTH CARE EQUIPMENT & SERVICES
358,685		Cigna Corp	15,904,093	0.6
239,124	*	Edwards Lifesciences Corp	18,034,732	0.7
566,620	*	Health Net, Inc	15,746,370	0.6
265,116		Humana, Inc	22,505,697	0.8
		Other	46,890,542	1.8

			119,081,434	4.5

HOUSEHOLD & PERSONAL PRODUCTS			16,288,678	0.6

INSURANCE
254,719		ACE Ltd	18,377,977	0.7
550,300		AON Corp	25,654,986	1.1
843,484		Marsh & McLennan Cos, Inc	25,827,479	1.1
242,243		RenaissanceRe Holdings Ltd	16,501,593	0.6
732,966		UnumProvident Corp	17,473,909	0.7

Shares		Company	Value	% of net assets

INSURANCE (continued)
998,082		XL Capital Ltd	$21,698,303	0.8%
		Other	124,612,793	4.6

			250,147,040	9.6

MATERIALS
363,470		Ashland, Inc	19,249,371	0.7
353,231		Cytec Industries, Inc	15,778,829	0.6
625,000	*	WR Grace & Co	26,118,749	1.0
		Other	104,407,406	4.0

			165,554,355	6.3

MEDIA
1,030,000		CBS Corp (Class B)	26,584,299	1.1
783,252	*	DISH Network Corp (Class A)	18,931,201	0.7
2,609,568		Interpublic Group of Cos, Inc	24,738,705	0.9
		Other	22,102,460	0.8

			92,356,665	3.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
186,101		Shire plc (ADR)	17,549,324	0.7
322,297	*	Watson Pharmaceuticals, Inc	21,645,467	0.8
		Other	32,426,268	1.3

			71,621,059	2.8

REAL ESTATE
1,075,266		Annaly Capital Management, Inc	18,118,232	0.7
257,837		Boston Properties, Inc	25,523,284	1.0
382,597		Equity Residential	22,450,792	0.8
300,000		Ventas, Inc	16,683,000	0.6
275,512		Vornado Realty Trust	22,815,149	0.9
		Other	176,311,381	6.9

			281,901,838	10.9

RETAILING
467,851		Limited Brands, Inc	19,981,916	0.8
738,164		Macy’s, Inc	22,536,147	0.8
		Other	58,611,601	2.2

			101,129,664	3.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			61,129,768	2.3

SOFTWARE & SERVICES			89,499,032	3.4

TECHNOLOGY HARDWARE & EQUIPMENT			59,057,291	2.3

TELECOMMUNICATION SERVICES			21,219,814	0.8

TRANSPORTATION			48,873,730	1.8

UTILITIES
1,049,025		Centerpoint Energy, Inc	21,861,680	0.8
577,016		Constellation Energy Group, Inc	22,907,535	0.9
499,041		Edison International	20,261,065	0.8
842,132		NiSource, Inc	18,602,696	0.7
764,156		PPL Corp	22,443,261	0.8
389,876		Progress Energy, Inc	20,312,540	0.8
317,099		Sempra Energy	17,037,729	0.6
753,760		Xcel Energy, Inc	19,484,696	0.7
		Other	122,088,533	4.8

			284,999,735	10.9

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	43

Summary portfolio of investments	concluded

Mid-Cap Value Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

		TOTAL COMMON STOCKS
		(Cost $2,326,914,373)	$2,602,723,139	99.2%

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
		United States Treasury Bill
$58,000,000		0.023%, 02/09/12	57,997,564	2.2

			57,997,564	2.2

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
42,452,868	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	42,452,868	1.6

			42,452,868	1.6

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $100,448,437)	100,450,432	3.8

		TOTAL PORTFOLIO
		(Cost $2,427,362,810)	2,703,173,571	103.0
		OTHER ASSETS & LIABILITIES, NET	(78,930,976)	(3.0)

		NET ASSETS	$2,624,242,595	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Small-Cap Equity Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
566,751	*	Dana Holding Corp	$8,013,859	0.6%
		Other	8,596,185	0.6

			16,610,044	1.2

BANKS
160,415	*	SVB Financial Group	7,369,465	0.6
		Other	76,705,554	5.8

			84,075,019	6.4

CAPITAL GOODS
306,100		Actuant Corp (Class A)	6,887,250	0.5
198,606		Curtiss-Wright Corp	6,510,305	0.5
239,270	d	EMCOR Group, Inc	5,998,498	0.4
119,287	e	Heico Corp	6,801,745	0.5
135,800		Triumph Group, Inc	7,889,979	0.6
		Other	90,316,828	6.9

			124,404,605	9.4

COMMERCIAL & PROFESSIONAL SERVICES
179,700	*	Acacia Research (Acacia Technologies)	7,159,248	0.5
251,062		Brink’s Co	6,977,012	0.6
		Other	34,634,481	2.6

			48,770,741	3.7

CONSUMER DURABLES & APPAREL			34,419,622	2.6

CONSUMER SERVICES			38,204,416	2.8

DIVERSIFIED FINANCIALS			26,495,063	2.0

ENERGY
179,300	*	Bill Barrett Corp	7,458,879	0.6
687,465	*	Newpark Resources, Inc	6,139,063	0.5
302,743	e	W&T Offshore, Inc	5,961,009	0.4
151,790	e	World Fuel Services Corp	6,048,831	0.4
		Other	69,749,480	5.2

			95,357,262	7.1

FOOD & STAPLES RETAILING
181,172		Ruddick Corp	7,919,028	0.6
		Other	15,184,953	1.1

			23,103,981	1.7

FOOD, BEVERAGE & TOBACCO			16,291,841	1.2

HEALTH CARE EQUIPMENT & SERVICES
271,940	*	Molina Healthcare, Inc	5,759,689	0.4
282,550	*	NxStage Medical, Inc	6,495,825	0.5
132,900	*	WellCare Health Plans, Inc	6,513,429	0.5
		Other	61,240,266	4.5

			80,009,209	5.9

HOUSEHOLD & PERSONAL PRODUCTS			13,815,876	1.0

INSURANCE
1,104,381	*	Conseco, Inc	6,902,381	0.5
112,100		ProAssurance Corp	8,581,256	0.6
		Other	29,461,228	2.3

			44,944,865	3.4

Shares		Company	Value	% of net assets

MATERIALS
228,060		Buckeye Technologies, Inc	$6,896,534	0.5%
531,606		PolyOne Corp	5,948,670	0.4
		Other	51,979,536	4.0

			64,824,740	4.9

MEDIA			8,546,128	0.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
203,718	*	Cubist Pharmaceuticals, Inc	7,702,579	0.6
373,523	*	Medicines Co	6,992,351	0.5
152,600		Medicis Pharmaceutical Corp (Class A)	5,843,054	0.4
176,051	*	Questcor Pharmaceuticals, Inc	7,149,431	0.5
569,360	*,e	Spectrum Pharmaceuticals, Inc	6,314,202	0.5
391,314	*	Viropharma, Inc	7,920,195	0.6
		Other	57,587,150	4.3

			99,508,962	7.4

REAL ESTATE
396,620		CBL & Associates Properties, Inc	6,100,016	0.5
290,200		DuPont Fabros Technology, Inc	6,033,258	0.4
105,950		Equity Lifestyle Properties, Inc	7,006,474	0.5
353,100		Extra Space Storage, Inc	7,955,343	0.6
323,868		National Retail Properties, Inc	8,825,402	0.7
308,542		Tanger Factory Outlet Centers, Inc	8,688,543	0.6
		Other	65,935,500	5.1

			110,544,536	8.4

RETAILING
556,497	*	Pier 1 Imports, Inc	6,961,778	0.5
		Other	41,957,348	3.2

			48,919,126	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
648,778	*	Entegris, Inc	5,813,051	0.4
618,433	*	Kulicke & Soffa Industries, Inc	5,967,878	0.4
		Other	45,245,194	3.5

			57,026,123	4.3

SOFTWARE & SERVICES
217,254	*	Cardtronics, Inc	5,416,142	0.4
183,524	*	Commvault Systems, Inc	7,814,453	0.6
135,284	*	Manhattan Associates, Inc	5,729,277	0.4
183,470		MAXIMUS, Inc	7,401,180	0.6
46,300	*	MicroStrategy, Inc (Class A)	6,100,951	0.5
198,567	*	SolarWinds, Inc	5,730,644	0.4
		Other	72,000,041	5.3

			110,192,688	8.2

TECHNOLOGY HARDWARE & EQUIPMENT
206,275		Cognex Corp	6,990,660	0.5
		Other	64,689,979	4.9

			71,680,639	5.4

TELECOMMUNICATION SERVICES			17,909,141	1.3

TRANSPORTATION
120,538	*	Alaska Air Group, Inc	8,019,394	0.6
384,400	*	Avis Budget Group, Inc	5,420,041	0.4
		Other	26,903,379	1.9

			40,342,814	2.9

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	45

Summary portfolio of investments	concluded

Small-Cap Equity Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

UTILITIES
296,054		Avista Corp	$7,534,574	0.6%
294,287	e	Empire District Electric Co	5,876,911	0.4
325,189		Portland General Electric Co	7,980,138	0.6
179,261		Southwest Gas Corp	7,077,224	0.5
		Other	21,627,806	1.6

			50,096,653	3.7

		TOTAL COMMON STOCKS
		(Cost $1,285,875,639)	1,326,094,094	99.2

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
111,865,116	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	111,865,116	8.4

			111,865,116	8.4

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $111,865,116)	111,865,116	8.4

		TOTAL PORTFOLIO
		(Cost $1,397,740,755)	1,437,959,210	107.6
		OTHER ASSETS & LIABILITIES, NET	(101,154,225)	(7.6)

		NET ASSETS	$1,336,804,985	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Enhanced International Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
321,148		Australia & New Zealand Banking Group Ltd	$7,256,791	1.3%
238,478		BHP Billiton Ltd	9,335,124	1.7
45,714		Rio Tinto Ltd	3,281,994	0.6
518,722		Suncorp-Metway Ltd	4,655,481	0.9
229,844	e	Westpac Banking Corp	5,333,813	1.0
		Other	17,058,317	3.2

			46,921,520	8.7

AUSTRIA			1,172,430	0.2

BELGIUM			5,803,377	1.1

DENMARK			4,282,003	0.8

FINLAND			6,001,619	1.1

FRANCE
366,444		AXA S.A.	5,893,864	1.1
142,411		BNP Paribas	6,359,343	1.2
101,078		Sanofi-Aventis	7,231,020	1.3
162,353		Total S.A.	8,471,127	1.7
239,678		Vivendi Universal S.A.	5,355,944	1.0
		Other	14,206,683	2.6

			47,517,981	8.9

GERMANY
57,317		Allianz AG.	6,377,209	1.2
81,760		BASF AG.	5,968,135	1.1
75,458		Bayerische Motoren Werke AG.	6,129,764	1.2
294,743		Deutsche Lufthansa AG.	4,004,543	0.7
518,581		Infineon Technologies AG.	4,668,892	0.9
59,944		Siemens AG.	6,283,378	1.2
28,007		Volkswagen AG.	4,379,866	0.8
		Other	4,924,001	0.9

			42,735,788	8.0

HONG KONG
325,000		Cheung Kong Holdings Ltd	4,028,678	0.8
		Other	10,729,205	2.0

			14,757,883	2.8

IRELAND			1,178,597	0.2

ISRAEL			3,506,508	0.7

ITALY
1,181,867		Enel S.p.A.	5,576,162	1.0
		Other	8,155,322	1.6

			13,731,484	2.6

JAPAN
103,300		Canon, Inc	4,689,593	0.9
92,200	e	Eisai Co Ltd	3,656,806	0.7
887,000		Hitachi Ltd	4,752,801	0.9
1,423,900		Mitsubishi UFJ Financial Group, Inc	6,188,179	1.1
398,700	e	Nissan Motor Co Ltd	3,665,946	0.7
167,300		Seven & I Holdings Co Ltd	4,464,522	0.8
		Other	84,243,813	15.7

			111,661,660	20.8

Shares	Company	Value	% of net assets

KAZAKHSTAN		$156,934	0.0%

NETHERLANDS
85,484	DSM NV	4,374,375	0.8
198,277	Royal Dutch Shell plc (A Shares)	7,023,904	1.3
242,374	Royal Dutch Shell plc (B Shares)	8,695,932	1.7
	Other	8,026,419	1.4

		28,120,630	5.2

NEW ZEALAND		720,015	0.1

NORWAY		6,826,401	1.3

PORTUGAL		2,492,481	0.5

SINGAPORE		9,262,920	1.7

SPAIN
331,136	Cintra Concesiones de Infraestructuras de
	Transporte S.A.	4,208,757	0.8
157,381	Repsol YPF S.A.	4,737,121	0.9
	Other	10,302,918	1.9

		19,248,796	3.6

SWEDEN
279,814	Boliden AB	3,977,948	0.7
275,278	Volvo AB (B Shares)	3,426,302	0.6
	Other	9,597,932	1.9

		17,002,182	3.2

SWITZERLAND
230,797	Nestle S.A.	13,348,759	2.5
189,571	Novartis AG.	10,679,533	1.9
55,652	Roche Holding AG.	9,130,786	1.7
97,550	Swiss Re Ltd	5,326,080	1.0
	Other	4,433,773	0.9

		42,918,931	8.0

UNITED KINGDOM
153,456	AstraZeneca plc (ADR)	7,352,077	1.4
230,172	BHP Billiton plc	7,247,996	1.4
206,011	BP plc (ADR)	9,101,566	1.7
190,625	British American Tobacco plc	8,740,216	1.6
1,764,555	BT Group plc	5,324,060	1.0
186,203	Diageo plc	3,853,613	0.7
441,808	HSBC Holdings plc	3,854,911	0.7
1,894,101	Legal & General Group plc	3,336,666	0.6
541,466	Prudential plc	5,592,859	1.0
140,259	Rio Tinto plc	7,587,859	1.3
228,929	Scottish & Southern Energy plc	4,946,278	0.9
135,443	Vodafone Group plc (ADR)	3,770,733	0.7
	Other	34,090,014	6.5

		104,798,848	19.5

UNITED STATES
70,000	iShares MSCI EAFE Index Fund	3,665,900	0.7

		3,665,900	0.7

	TOTAL COMMON STOCKS
	(Cost $539,080,101)	534,484,888	99.7

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	47

Summary portfolio of investments	concluded

Enhanced International Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

RIGHTS/WARRANTS

HONG KONG			$78,998	0.0%

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	78,998	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
21,730,846	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	21,730,846	4.0

			21,730,846	4.0

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $21,730,846)	21,730,846	4.0

		TOTAL PORTFOLIO
		(Cost $560,810,947)	556,294,732	103.7
		OTHER ASSETS & LIABILITIES, NET	(19,879,306)	(3.7)

		NET ASSETS	$536,415,426	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector

Enhanced International Equity Index Fund ▪ October 31, 2011

Sector	Value	% of net assets

FINANCIALS	$121,788,069	22.7%
INDUSTRIALS	65,883,129	12.3
CONSUMER STAPLES	58,767,743	11.0
MATERIALS	55,926,120	10.4
CONSUMER DISCRETIONARY	53,935,025	10.0
HEALTH CARE	48,741,678	9.1
ENERGY	46,526,944	8.7
TELECOMMUNICATION SERVICES	33,187,248	6.2
INFORMATION TECHNOLOGY	25,609,132	4.8
UTILITIES	24,198,798	4.5
SHORT-TERM INVESTMENTS	21,730,846	4.0
OTHER ASSETS & LIABILITIES, NET	(19,879,306)	(3.7)

NET ASSETS	$536,415,426	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	49

Summary portfolio of investments

Enhanced Large-Cap Growth Index Fund ▪ October 31, 2011

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$1,161,542	0.1%

BANKS		2,527,575	0.3

CAPITAL GOODS
62,235	Caterpillar, Inc	5,878,718	0.7
63,724	Cummins, Inc	6,336,077	0.8
105,389	Honeywell International, Inc	5,522,385	0.7
70,700	Joy Global, Inc	6,165,040	0.8
81,871	Parker Hannifin Corp	6,676,580	0.8
	Other	42,845,072	5.1

		73,423,872	8.9

COMMERCIAL & PROFESSIONAL SERVICES		7,260,180	0.9

CONSUMER DURABLES & APPAREL
127,900	Coach, Inc	8,322,453	1.0
81,639	Nike, Inc (Class B)	7,865,918	1.0
	Other	9,884,529	1.1

		26,072,900	3.1

CONSUMER SERVICES
110,199	McDonald’s Corp	10,231,977	1.3
115,400	Yum! Brands, Inc	6,181,978	0.8
	Other	13,562,871	1.7

		29,976,826	3.8

DIVERSIFIED FINANCIALS		16,590,504	2.0

ENERGY
68,781	Anadarko Petroleum Corp	5,399,309	0.7
77,091	Chevron Corp	8,098,410	1.0
532,306	Exxon Mobil Corp	41,567,775	5.0
140,304	Schlumberger Ltd	10,308,136	1.3
	Other	19,351,351	2.3

		84,724,981	10.3

FOOD & STAPLES RETAILING		12,317,492	1.5

FOOD, BEVERAGE & TOBACCO
223,195	Coca-Cola Co	15,248,683	1.9
249,333	Coca-Cola Enterprises, Inc	6,687,112	0.8
103,231	PepsiCo, Inc	6,498,391	0.8
295,928	Philip Morris International, Inc	20,676,489	2.5
	Other	18,958,488	2.3

		68,069,163	8.3

HEALTH CARE EQUIPMENT & SERVICES
115,345	Baxter International, Inc	6,341,668	0.8
117,870	Cardinal Health, Inc	5,218,105	0.6
	Other	27,224,443	3.3

		38,784,216	4.7

HOUSEHOLD & PERSONAL PRODUCTS
115,282	Colgate-Palmolive Co	10,418,034	1.3
	Other	5,584,850	0.7

		16,002,884	2.0

INSURANCE		500,460	0.1

Shares		Company	Value	% of net assets

MATERIALS
45,729		CF Industries Holdings, Inc	$7,420,445	0.9%
76,769		Cleveland-Cliffs, Inc	5,237,181	0.6
119,828		Du Pont (E.I.) de Nemours & Co	5,760,132	0.7
134,235		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,404,302	0.7
148,721		Monsanto Co	10,819,452	1.3
		Other	10,581,804	1.3

			45,223,316	5.5

MEDIA
124,817	*	DIRECTV	5,674,182	0.7
		Other	7,700,673	0.9

			13,374,855	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
185,175		Abbott Laboratories	9,975,378	1.3
226,912	*	Agilent Technologies, Inc	8,411,628	1.0
126,535	*	Celgene Corp	8,203,264	1.0
159,000		Eli Lilly & Co	5,908,440	0.7
219,911	*	Gilead Sciences, Inc	9,161,492	1.1
		Other	13,717,024	1.7

			55,377,226	6.8

REAL ESTATE			9,723,419	1.2

RETAILING
50,875	*	Amazon.com, Inc	10,862,322	1.3
17,496	*	Autozone, Inc	5,661,531	0.7
115,540	*	Bed Bath & Beyond, Inc	7,144,993	0.9
11,877	*	Priceline.com, Inc	6,030,190	0.7
		Other	19,781,170	2.5

			49,480,206	6.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
193,900		Avago Technologies Ltd	6,548,003	0.9
129,012	*	Lam Research Corp	5,546,226	0.7
		Other	3,169,683	0.3

			15,263,912	1.9

SOFTWARE & SERVICES
190,185		Accenture plc	11,460,548	1.4
181,405	*	Autodesk, Inc	6,276,613	0.8
190,870	*	BMC Software, Inc	6,634,641	0.8
30,368	*	Google, Inc (Class A)	17,997,292	2.3
114,157		International Business Machines Corp	21,076,807	2.7
28,346		Mastercard, Inc (Class A)	9,842,865	1.2
809,264		Microsoft Corp	21,550,700	2.6
542,004		Oracle Corp	17,761,471	2.2
454,686	*	Symantec Corp	7,734,209	0.9
		Other	20,495,731	2.2

			140,830,877	17.1

TECHNOLOGY HARDWARE & EQUIPMENT
132,560	*	Apple, Inc	53,657,636	6.6
234,133		Qualcomm, Inc	12,081,263	1.5
		Other	12,536,515	1.5

			78,275,414	9.6

50	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Enhanced Large-Cap Growth Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
212,979		Verizon Communications, Inc	$7,875,964	1.0%
		Other	5,245,321	0.6

			13,121,285	1.6

TRANSPORTATION			18,001,856	2.3

UTILITIES			45,855	0.0

		TOTAL COMMON STOCKS
		(Cost $704,532,563)	816,130,816	99.7

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,887,390	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	6,887,390	0.8

			6,887,390	0.8

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $6,887,390)	6,887,390	0.8

		TOTAL PORTFOLIO
		(Cost $711,419,953)	823,018,206	100.5
		OTHER ASSETS & LIABILITIES, NET	(4,134,434)	(0.5)

		NET ASSETS	$818,883,772	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	51

Summary portfolio of investments

Enhanced Large-Cap Value Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$7,113,690	0.9%

BANKS
108,310		PNC Financial Services Group, Inc	5,817,330	0.7
773,138		Wells Fargo & Co	20,032,006	2.5
		Other	16,138,746	2.0

			41,988,082	5.2

CAPITAL GOODS
847,750		General Electric Co	14,165,902	1.8
83,810		Tyco International Ltd	3,817,545	0.5
		Other	20,663,954	2.6

			38,647,401	4.9

COMMERCIAL & PROFESSIONAL SERVICES			3,187,585	0.4

CONSUMER DURABLES & APPAREL			17,551,785	2.2

CONSUMER SERVICES			5,815,483	0.7

DIVERSIFIED FINANCIALS
617,750		Bank of America Corp	4,219,233	0.5
163,198		Capital One Financial Corp	7,451,620	1.0
304,400		Citigroup, Inc	9,615,996	1.2
78,830		Goldman Sachs Group, Inc	8,635,827	1.1
608,100		JPMorgan Chase & Co	21,137,556	2.7
93,900		State Street Corp	3,792,621	0.5
		Other	11,535,830	1.4

			66,388,683	8.4

ENERGY
76,750		Anadarko Petroleum Corp	6,024,875	0.8
279,754		Chevron Corp	29,388,157	3.6
186,830		ConocoPhillips	13,012,710	1.6
159,900		Exxon Mobil Corp	12,486,591	1.5
161,900		Marathon Oil Corp	4,214,257	0.5
93,200		Occidental Petroleum Corp	8,662,008	1.1
		Other	31,989,154	4.1

			105,777,752	13.2

FOOD & STAPLES RETAILING			4,918,056	0.6

FOOD, BEVERAGE & TOBACCO
218,100		Kraft Foods, Inc (Class A)	7,672,757	1.0
38,018		Lorillard, Inc	4,207,072	0.5
61,240		Philip Morris International, Inc	4,278,839	0.5
		Other	25,202,625	3.2

			41,361,293	5.2

HEALTH CARE EQUIPMENT & SERVICES
68,380		Humana, Inc	5,804,778	0.7
216,100		UnitedHealth Group, Inc	10,370,639	1.3
		Other	14,675,943	1.9

			30,851,360	3.9

HOUSEHOLD & PERSONAL PRODUCTS
204,200		Procter & Gamble Co	13,066,758	1.6
		Other	8,372,892	1.1

			21,439,650	2.7

Shares		Company	Value	% of net assets

INSURANCE
58,975		ACE Ltd	$4,255,046	0.5%
114,420	*	Berkshire Hathaway, Inc (Class B)	8,908,740	1.1
118,398		Prudential Financial, Inc	6,417,172	0.8
		Other	31,014,474	3.8

			50,595,432	6.2

MATERIALS			21,798,082	2.7

MEDIA
148,300		CBS Corp (Class B)	3,827,624	0.5
		Other	22,829,204	2.8

			26,656,828	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
102,100		Abbott Laboratories	5,500,127	0.7
115,550		Amgen, Inc	6,617,548	0.9
126,742		Eli Lilly & Co	4,709,733	0.6
151,440		Johnson & Johnson	9,751,222	1.2
149,750		Merck & Co, Inc	5,166,375	0.6
1,131,880		Pfizer, Inc	21,800,008	2.8
		Other	9,251,103	1.0

			62,796,116	7.8

REAL ESTATE
38,880		Public Storage, Inc	5,017,463	0.6
32,100		Simon Property Group, Inc	4,122,924	0.5
		Other	21,144,792	2.7

			30,285,179	3.8

RETAILING
160,133	*,e	GameStop Corp (Class A)	4,094,600	0.5
77,600		Target Corp	4,248,600	0.5
		Other	19,253,637	2.5

			27,596,837	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
725,400		Intel Corp	17,801,316	2.2
		Other	10,430,535	1.3

			28,231,851	3.5

SOFTWARE & SERVICES			19,432,547	2.5

TECHNOLOGY HARDWARE & EQUIPMENT
709,550		Cisco Systems, Inc	13,147,962	1.6
170,000		Hewlett-Packard Co	4,523,700	0.6
79,390	*	SanDisk Corp	4,022,691	0.5
169,991	*	Western Digital Corp	4,528,561	0.6
		Other	10,183,257	1.2

			36,406,171	4.5

TELECOMMUNICATION SERVICES
475,575		AT&T, Inc	13,939,103	1.7
381,938		Verizon Communications, Inc	14,124,067	1.8
		Other	5,509,929	0.7

			33,573,099	4.2

TRANSPORTATION
55,400		Norfolk Southern Corp	4,099,046	0.5
		Other	10,076,656	1.2

			14,175,702	1.7

52	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Enhanced Large-Cap Value Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

UTILITIES
79,300		Dominion Resources, Inc	$4,091,087	0.5%
103,880		FirstEnergy Corp	4,670,445	0.6
133,830		Northeast Utilities	4,626,503	0.6
112,980		Progress Energy, Inc	5,886,257	0.7
105,731		Southern Co	4,567,579	0.6
		Other	39,969,196	5.0

			63,811,067	8.0

		TOTAL COMMON STOCKS
		(Cost $718,370,131)	800,399,731	100.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
11,733,305	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	11,733,305	1.5

			11,733,305	1.5

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $11,733,305)	11,733,305	1.5

		TOTAL PORTFOLIO
		(Cost $730,103,436)	812,133,036	101.5
		OTHER ASSETS & LIABILITIES, NET	(11,911,657)	(1.5)

		NET ASSETS	$800,221,379	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	53

Summary portfolio of investments

Social Choice Equity Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
655,397	*	Ford Motor Co	$7,655,037	0.7%
		Other	10,144,602	1.0

			17,799,639	1.7

BANKS
122,488		PNC Financial Services Group, Inc	6,578,830	0.6
325,864		US Bancorp	8,338,860	0.8
		Other	17,477,722	1.6

			32,395,412	3.0

CAPITAL GOODS
104,772		3M Co	8,279,083	0.8
96,094		Caterpillar, Inc	9,077,038	0.9
143,919		Danaher Corp	6,958,484	0.7
87,601		Deere & Co	6,648,916	0.7
160,790		Emerson Electric Co	7,737,214	0.8
134,522		Illinois Tool Works, Inc	6,541,805	0.6
		Other	44,887,498	4.0

			90,130,038	8.5

COMMERCIAL & PROFESSIONAL SERVICES			6,330,815	0.6

CONSUMER DURABLES & APPAREL
80,788		Nike, Inc (Class B)	7,783,923	0.8
		Other	8,553,556	0.8

			16,337,479	1.6

CONSUMER SERVICES
126,800		McDonald’s Corp	11,773,381	1.2
162,423		Starbucks Corp	6,876,991	0.7
		Other	8,147,380	0.6

			26,797,752	2.5

DIVERSIFIED FINANCIALS
179,982		American Express Co	9,110,688	0.8
		Other	53,825,893	5.0

			62,936,581	5.8

ENERGY
70,809		Apache Corp	7,054,700	0.7
99,277		National Oilwell Varco, Inc	7,081,427	0.7
234,557		Spectra Energy Corp	6,715,366	0.6
		Other	85,372,273	7.9

			106,223,766	9.9

FOOD & STAPLES RETAILING			10,022,465	0.9

FOOD, BEVERAGE & TOBACCO
261,384		Kraft Foods, Inc (Class A)	9,195,488	0.9
186,713		PepsiCo, Inc	11,753,584	1.1
		Other	24,305,154	2.2

			45,254,226	4.2

HEALTH CARE EQUIPMENT & SERVICES
130,679		Baxter International, Inc	7,184,731	0.7
212,985		Medtronic, Inc	7,399,099	0.7
102,549		WellPoint, Inc	7,065,625	0.7
		Other	21,017,203	1.9

			42,666,658	4.0

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
81,744		Colgate-Palmolive Co	$7,387,205	0.7%
95,878		Kimberly-Clark Corp	6,683,655	0.6
289,480		Procter & Gamble Co	18,523,826	1.7
		Other	4,257,303	0.4

			36,851,989	3.4

INSURANCE
189,071	*	Berkshire Hathaway, Inc (Class B)	14,721,069	1.5
120,490		Prudential Financial, Inc	6,530,558	0.6
112,432		Travelers Cos, Inc	6,560,407	0.6
		Other	35,596,743	3.2

			63,408,777	5.9

MATERIALS
70,195		Praxair, Inc	7,136,726	0.7
		Other	45,878,265	4.2

			53,014,991	4.9

MEDIA			17,936,211	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
200,492		Abbott Laboratories	10,800,504	1.0
77,985		Allergan, Inc	6,560,098	0.6
59,915	*	Biogen Idec, Inc	6,971,709	0.7
255,790		Bristol-Myers Squibb Co	8,080,406	0.8
177,227	*	Gilead Sciences, Inc	7,383,276	0.8
282,879		Johnson & Johnson	18,214,579	1.6
357,656		Merck & Co, Inc	12,339,132	1.1
		Other	10,114,500	0.9

			80,464,204	7.5

REAL ESTATE
61,222		Simon Property Group, Inc	7,863,354	0.8
		Other	25,012,281	2.3

			32,875,635	3.1

RETAILING
151,967		Target Corp	8,320,192	0.8
		Other	38,016,421	3.6

			46,336,613	4.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
606,296		Intel Corp	14,878,504	1.5
243,138		Texas Instruments, Inc	7,471,631	0.7
		Other	11,535,968	1.0

			33,886,103	3.2

SOFTWARE & SERVICES
141,853		Accenture plc	8,548,061	0.8
27,343	*	Google, Inc (Class A)	16,204,555	1.6
118,778		International Business Machines Corp	21,929,981	2.1
444,777		Oracle Corp	14,575,343	1.3
417,198	*	Yahoo!, Inc	6,524,977	0.6
		Other	28,411,849	2.6

			96,194,766	9.0

54	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Equity Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
716,162		Cisco Systems, Inc	$13,270,482	1.2%
416,411	*	Dell, Inc	6,583,458	0.6
340,111	*	EMC Corp	8,336,121	0.8
325,927		Hewlett-Packard Co	8,672,917	0.8
		Other	15,102,776	1.4

			51,965,754	4.8

TELECOMMUNICATION SERVICES			22,264,905	2.1

TRANSPORTATION
92,274		Norfolk Southern Corp	6,827,353	0.6
119,676		United Parcel Service, Inc (Class B)	8,406,042	0.8
		Other	9,207,820	0.8

			24,441,215	2.2

UTILITIES			50,027,218	4.7

		TOTAL COMMON STOCKS
		(Cost $986,890,942)	1,066,563,212	99.6

		TOTAL PORTFOLIO
		(Cost $986,890,942)	1,066,563,212	99.6
		OTHER ASSETS & LIABILITIES, NET	3,873,443	0.4

		NET ASSETS	$1,070,436,655	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	55

Statements of assets and liabilities

TIAA-CREF Funds ▪ October 31, 2011

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund

ASSETS
Portfolio investments, at value†*	$2,223,778,910	$2,346,197,068	$411,210,710	$1,283,992,325	$2,243,567,518	$1,272,070,573	$2,703,173,571	$1,437,959,210	$556,294,732	$823,018,206	$812,133,036	$1,066,563,212
Affiliated investments, at value‡	—	51,000,118	—	—	—	—	—	—	—	—	—	—
Cash	852,381	6,022,530	1,939,816	31,911,790	38,961,329	4,835,203	190,181	13,525,637	1,614,304	1,853,789	—	16,094
Cash-foreign^	—	337,243	1,580,103	—	1,801	—	8,200,298	—	94,235	—	—	—
Receivable from securities transactions	51,136,252	174,837,142	11,305,947	36,697,874	25,320,749	8,359,719	3,481,686	14,618,351	4,763,627	18,036,796	13,376,713	1,966,927
Receivable from Fund shares sold	3,314,256	2,705,342	199,337	1,064,530	2,847,175	2,790,681	5,335,359	2,417,556	—	21,430	—	1,090,523
Dividends and interest receivable	1,540,963	8,878,346	240,267	448,616	2,684,748	338,082	1,463,057	617,663	1,635,983	627,643	1,060,281	1,186,100
Due from affiliates	—	—	3,966	—	—	—	—	—	—	—	—	—
Other	52,331	55,165	1,888	195,227	40,876	30,679	48,021	30,782	18,858	22,329	22,012	50,720

Total assets	2,280,675,093	2,590,032,954	426,482,034	1,354,310,362	2,313,424,196	1,288,424,937	2,721,892,173	1,469,169,199	564,421,739	843,580,193	826,592,042	1,070,873,576

LIABILITIES
Management fees payable	134,532	163,201	46,520	80,292	134,407	76,003	159,470	79,863	34,962	40,199	39,485	22,381
Service agreement fees payable	13,687	27,013	191	2,408	24,576	17,577	41,323	16,296	—	—	—	11,662
Distribution fees payable	165,085	100,692	1,806	98,018	43,856	50,191	78,829	35,389	—	—	—	62,989
Due to affiliates	15,538	20,205	2,574	8,836	15,293	9,954	19,575	10,105	3,766	5,375	5,355	7,777
Overdraft payable	—	—	—	—	—	—	—	—	—	—	90,488	—
Payable for collateral for securities loaned	24,540,573	90,351,117	20,930,005	8,605,438	89,307,953	71,903,015	42,452,868	111,865,116	21,730,846	6,887,390	11,733,305	—
Payable for securities transactions	55,789,115	167,773,938	12,922,127	47,595,394	31,626,393	19,890,191	53,521,844	16,489,249	2,124	11,014,546	7,603,366	—
Payable for Fund shares redeemed	5,355,770	8,429,889	4,307,352	7,606,484	8,378,828	827,721	1,201,083	3,478,051	6,198,945	6,711,218	6,858,395	226,394
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	262,600	—	—	—	—
Accrued expenses & other payables	110,021	176,634	148,856	102,257	166,695	113,361	174,586	127,545	35,670	37,693	40,269	105,718

Total liabilities	86,124,321	267,042,689	38,359,431	64,099,127	129,698,001	92,888,013	97,649,578	132,364,214	28,006,313	24,696,421	26,370,663	436,921

NET ASSETS	$2,194,550,772	$2,322,990,265	$388,122,603	$1,290,211,235	$2,183,726,195	$1,195,536,924	$2,624,242,595	$1,336,804,985	$536,415,426	$818,883,772	$800,221,379	$1,070,436,655

NET ASSETS CONSIST OF:
Paid-in-capital	$1,938,131,979	$3,227,293,913	$419,202,992	$1,157,637,368	$2,373,683,446	$1,016,780,747	$2,408,946,102	$1,252,467,891	$537,096,930	$634,705,478	$687,238,869	$990,552,516
Undistributed net investment income (loss)	1,708,260	38,464,421	1,952,250	227,768	21,911,441	58,867	19,181,832	4,726,857	15,056,499	6,595,455	12,172,523	13,379,487
Accumulated net realized gain (loss) on total investments	(4,628,978)	(775,611,301)	(16,087,942)	8,114,649	(145,881,701)	45,191,425	(79,930,662)	38,734,095	(11,199,166)	65,984,586	18,780,387	(13,167,618)
Net unrealized appreciation (depreciation) on total investments	259,339,511	(167,156,768)	(16,944,697)	124,231,450	(65,986,991)	133,505,885	276,045,323	40,876,142	(4,538,837)	111,598,253	82,029,600	79,672,270

NET ASSETS	$2,194,550,772	$2,322,990,265	$388,122,603	$1,290,211,235	$2,183,726,195	$1,195,536,924	$2,624,242,595	$1,336,804,985	$536,415,426	$818,883,772	$800,221,379	$1,070,436,655

INSTITUTIONAL CLASS:
Net assets	$1,105,465,038	$1,092,167,617	$370,441,298	$843,064,331	$1,210,661,015	$409,940,728	$965,871,232	$648,675,124	$536,415,426	$818,883,772	$800,221,379	$452,268,075
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	120,049,647	134,214,986	36,635,399	79,228,024	98,692,619	21,865,610	58,024,484	46,720,962	80,985,112	85,826,512	99,907,069	42,078,254

Net asset value per share	$9.21	$8.14	$10.11	$10.64	$12.27	$18.75	$16.65	$13.88	$6.62	$9.54	$8.01	$10.75

RETIREMENT CLASS:
Net assets	$393,409,799	$754,251,347	$5,475,658	$69,208,719	$704,222,269	$505,020,082	$1,190,006,756	$469,155,292	$—	$—	$—	$335,014,946
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	42,270,487	90,101,140	543,084	6,530,308	57,675,076	27,349,448	71,959,593	34,283,475	—	—	—	30,875,890

Net asset value per share	$9.31	$8.37	$10.08	$10.60	$12.21	$18.47	$16.54	$13.68	$—	$—	$—	$10.85

RETAIL CLASS:
Net assets	$569,318,165	$258,283,247	$4,417,263	$367,733,130	$79,489,375	$115,366,648	$155,209,538	$67,381,478	$—	$—	$—	$199,996,763
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	51,010,167	45,493,391	438,820	34,650,939	6,675,536	6,239,737	9,495,364	4,946,401	—	—	—	20,242,658

Net asset value per share	$11.16	$5.68	$10.07	$10.61	$11.91	$18.49	$16.35	$13.62	$—	$—	$—	$9.88

PREMIER CLASS:
Net assets	$126,357,770	$218,288,054	$7,788,384	$10,205,055	$189,353,536	$165,209,466	$313,155,069	$151,593,091	$—	$—	$—	$83,156,871
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,716,647	26,893,893	771,670	961,069	15,469,144	8,839,791	18,856,013	10,945,268	—	—	—	7,763,478

Net asset value per share	$9.21	$8.12	$10.09	$10.62	$12.24	$18.69	$16.61	$13.85	$—	$—	$—	$10.71

† Portfolio investments, cost	$1,964,438,907	$2,505,692,793	$428,080,087	$1,159,784,408	$2,309,553,771	$1,138,566,351	$2,427,362,810	$1,397,740,755	$560,810,947	$711,419,953	$730,103,436	$986,890,942
‡ Affiliated investments, cost	$—	$58,555,688	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$342,241	$1,583,097	$—	$1,811	$—	$7,965,693	$—	$93,917	$—	$—	$—
* Includes securities loaned of	$23,364,405	$83,230,722	$19,337,165	$8,055,621	$84,251,860	$67,808,353	$40,009,493	$105,544,623	$20,087,825	$6,333,721	$11,175,001	$—

56	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	57

Statements of operations

TIAA-CREF Funds ▪ For the period or year ended October 31, 2011

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$33,031,220	$56,340,424	$6,600,659	$9,671,226	$39,532,518	$7,827,029	$48,019,633	$12,688,980	$18,766,728	$11,443,859	$16,827,961	$20,626,401
Dividends from affiliated investments	—	967,116	—	—	—	—	—	—	—	—	—	—
Interest	7,466	9,751	3,676	5,444	12,278	3,016	11,139	3,049	1,638	245	90	2,069
Income from securities lending	77,990	35,077	12,348	15,631	55,280	176,707	75,246	178,151	31,469	4,123	9,515	—

Total income	33,116,676	57,352,368	6,616,683	9,692,301	39,600,076	8,006,752	48,106,018	12,870,180	18,799,835	11,448,227	16,837,566	20,628,470

EXPENSES
Management fees	9,266,684	12,633,024	2,506,846	5,212,716	8,976,359	5,670,282	11,207,152	5,849,275	2,418,671	2,816,694	2,722,318	1,594,168
Distribution fees – Retail Class	792,765	453,496	10,414	527,512	121,021	167,859	249,160	98,880	—	—	—	305,437
Distribution fees – Premier Class	184,925	337,033	8,810	13,911	278,798	256,022	440,756	191,395	—	—	—	124,690
Fund administration fees	149,648	188,332	20,638	82,503	144,971	89,733	183,181	92,189	38,230	57,154	55,198	75,797
Custody and accounting fees	66,119	254,568	459,836	44,349	47,870	30,268	47,524	47,874	128,284	30,772	44,886	38,702
Professional fees	72,482	91,793	63,930	65,019	72,526	65,976	76,958	66,402	75,940	63,462	63,251	64,665
Shareholder reports	111,654	139,535	26,020	73,678	109,758	88,509	139,119	94,267	34,927	46,391	37,735	105,937
Shareholder servicing – Institutional Class	2,755	2,701	1,133	1,868	4,204	1,979	4,587	2,118	1,351	1,642	1,632	2,864
Shareholder servicing – Retirement Class	1,279,604	2,632,303	10,043	137,033	2,056,863	1,654,452	3,512,594	1,389,766	—	—	—	1,039,163
Shareholder servicing – Retail Class	606,903	395,886	5,989	611,694	100,005	126,250	159,849	95,637	—	—	—	113,780
Shareholder servicing – Premier Class	376	483	193	221	448	404	587	354	—	—	—	328
Trustee fees and expenses	19,844	24,985	2,888	10,953	19,451	12,121	24,569	12,385	5,001	7,441	7,174	10,046
Compliance fees	50,494	63,243	7,003	27,658	48,718	30,154	61,553	30,981	12,851	19,204	18,629	25,525
Interest expense	1,783	49,897	711	703	2,595	6,006	4,302	2,074	8,581	4,249	5,126	1,100
Registration fees	62,389	66,326	47,197	44,139	55,714	58,993	64,757	51,671	8,902	8,944	8,745	58,435
Other expenses	52,297	149,344	44,974	52,626	65,496	37,954	52,811	44,178	106,707	5,623	5,691	53,846

Total expenses	12,720,722	17,482,949	3,216,625	6,906,583	12,104,797	8,296,962	16,229,459	8,069,446	2,839,445	3,061,576	2,970,385	3,614,483
Less: Expenses reimbursed by the investment adviser	—	—	(380,048)	—	—	—	—	—	—	—	—	—
Fee waiver by investment adviser	—	—	—	—	—	—	—	(394,095)	(13,535)	(80,182)	(72,611)	—

Net expenses	12,720,722	17,482,949	2,836,577	6,906,583	12,104,797	8,296,962	16,229,459	7,675,351	2,825,910	2,981,394	2,897,774	3,614,483

Net investment income (loss)	20,395,954	39,869,419	3,780,106	2,785,718	27,495,279	(290,210)	31,876,559	5,194,829	15,973,925	8,466,833	13,939,792	17,013,987

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	39,969,022	102,013,903	(15,698,644)	53,594,177	45,168,019	70,694,748	44,444,093	108,557,712	15,890,603	77,128,600	34,263,238	20,520,786
Affiliated issuers	—	1,063,405	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	1,409,030	—	—	—	—
Foreign currency transactions	(81,325)	(1,762,962)	(1,598,962)	(72,268)	(122,364)	21,415	166,430	—	150,722	(154)	—	—

Net realized gain (loss) on total investments	39,887,697	101,314,346	(17,297,606)	53,521,909	45,045,655	70,716,163	44,610,523	109,966,742	16,041,325	77,128,446	34,263,238	20,520,786

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	102,901,491	(460,838,817)	(31,565,082)	20,065,966	(67,624,928)	(17,509,154)	33,874,718	(64,126,803)	(49,528,650)	1,446,600	2,544,837	25,789,142
Affiliated investments	—	(6,389,596)	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	503,710	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(4,832)	(820,998)	(11,101)	23,095	(2,747)	(189)	232,253	—	(99,412)	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	102,896,659	(468,049,411)	(31,576,183)	20,089,061	(67,627,675)	(17,509,343)	34,106,971	(63,623,093)	(49,628,062)	1,446,600	2,544,837	25,789,142

Net realized and unrealized gain (loss) on total investments	142,784,356	(366,735,065)	(48,873,789)	73,610,970	(22,582,020)	53,206,820	78,717,494	46,343,649	(33,586,737)	78,575,046	36,808,075	46,309,928

Net increase (decrease) from operations	$163,180,310	$(326,865,646)	$(45,093,683)	$76,396,688	$4,913,259	$52,916,610	$110,594,053	$51,538,478	$(17,612,812)	$87,041,879	$50,747,867	$63,323,915

* Net of foreign withholding taxes of	$(280,808)	$(5,040,586)	$(783,762)	$(170,737)	$(273,992)	$(205,493)	$(174,483)	$(760)	$(1,544,348)	$(6,954)	$(3,060)	$(6,550)
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$(21,621)	$—	$—	$—	$—	$—	$—	$—	$—	$—

58	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	59

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Growth & Income Fund			International Equity Fund			Emerging Markets Equity Fund

		For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the period August 31, 2010 to October 31, 2010

OPERATIONS
Net investment income (loss)		$20,395,954	$412,664	$16,992,897	$39,869,419	$497,296	$25,007,604	$3,780,106	$89,331
Net realized gain (loss) on total investments		39,887,697	5,391,300	79,876,605	101,314,346	23,220,498	35,365,348	(17,297,606)	(391,752)
Net change in unrealized appreciation (depreciation) on total investments		102,896,659	57,945,445	(3,130,261)	(468,049,411)	96,012,976	193,212,696	(31,576,183)	14,631,486

Net increase (decrease) from operations		163,180,310	63,749,409	93,739,241	(326,865,646)	119,730,770	253,585,648	(45,093,683)	14,329,065

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(10,226,744)	—	(6,299,756)	(7,902,005)	—	(9,656,477)	—	—
	Retirement Class	(4,152,615)	—	(5,570,079)	(6,404,604)	—	(12,983,220)	—	—
	Retail Class	(3,756,053)	—	(4,073,649)	(3,292,002)	—	(5,539,650)	—	—
	Premier Class	(1,203,602)	—	(375,075)	(1,934,876)	—	(3,545)	—	—
From realized gains:	Institutional Class	—	—	—	—	—	—	(327,366)	—
	Retirement Class	—	—	—	—	—	—	(1,910)	—
	Retail Class	—	—	—	—	—	—	(5,338)	—
	Premier Class	—	—	—	—	—	—	(2,745)	—

Total distributions		(19,339,014)	—	(16,318,559)	(19,533,487)	—	(28,182,892)	(337,359)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	418,754,808	64,160,086	231,955,353	503,423,356	30,091,792	250,904,878	371,936,627	142,560,917
	Retirement Class	79,798,914	6,305,487	174,490,252	122,348,814	21,008,203	125,493,390	6,491,331	1,000,010
	Retail Class	82,453,280	2,052,627	35,235,641	52,195,152	1,922,216	29,098,832	4,072,029	2,032,132
	Premier Class	76,302,572	37,696,302	75,222,378	146,899,705	84,417,414	89,187,525	8,390,219	1,000,010
Reinvestments of distributions:	Institutional Class	5,940,969	—	5,801,065	7,820,715	—	9,444,266	327,366	—
	Retirement Class	4,151,929	—	5,570,079	6,392,861	—	12,915,089	1,910	—
	Retail Class	3,603,922	—	3,891,764	3,186,552	—	5,327,620	5,241	—
	Premier Class	1,203,602	—	375,075	1,934,876	—	3,545	2,745	—
Redemptions:	Institutional Class	(56,799,092)	(2,507,818)	(55,511,518)	(111,263,711)	(15,225,834)	(238,419,011)	(115,248,755)	(88)
	Retirement Class	(242,392,353)	(58,845,757)	(147,033,089)	(354,361,278)	(99,125,981)	(173,971,461)	(1,394,067)	(10)
	Retail Class	(59,722,584)	(5,504,895)	(51,968,783)	(71,368,416)	(3,601,756)	(46,336,672)	(1,197,957)	—
	Premier Class	(74,931,113)	(743,014)	(6,420,127)	(77,895,797)	(766,763)	(5,311,417)	(755,070)	(10)

Net increase (decrease) from shareholder transactions		238,364,854	42,613,018	271,608,090	229,312,829	18,719,291	58,336,584	272,631,619	146,592,961

Net increase (decrease) in net assets		382,206,150	106,362,427	349,028,772	(117,086,304)	138,450,061	283,739,340	227,200,577	160,922,026

NET ASSETS
Beginning of period		1,812,344,622	1,705,982,195	1,356,953,423	2,440,076,569	2,301,626,508	2,017,887,168	160,922,026	0

End of period		$2,194,550,772	$1,812,344,622	$1,705,982,195	$2,322,990,265	$2,440,076,569	$2,301,626,508	$388,122,603	$160,922,026

Undistributed net investment income (loss) included in net assets		$1,708,260	$829,084	$431,208	$38,464,421	$18,397,101	$16,628,871	$1,952,250	$(310,818)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	45,212,747	7,594,903	29,098,178	55,768,880	3,202,112	30,896,406	33,198,370	13,789,580
	Retirement Class	8,496,541	742,904	21,471,669	12,363,573	2,191,419	14,803,011	571,344	100,001
	Retail Class	7,357,846	201,706	3,593,689	7,679,030	292,714	5,029,757	354,689	193,083
	Premier Class	8,576,596	4,453,083	9,508,058	16,127,529	8,973,891	10,726,486	740,426	100,001
Shares reinvested:	Institutional Class	652,225	—	714,217	805,429	—	1,140,612	28,616	—
	Retirement Class	452,875	—	679,799	638,647	—	1,514,078	167	—
	Retail Class	330,093	—	395,671	469,301	—	916,972	458	—
	Premier Class	133,234	—	45,858	199,678	—	428	240	—
Shares redeemed:	Institutional Class	(6,125,510)	(298,025)	(6,856,063)	(11,736,767)	(1,640,556)	(29,193,970)	(10,381,159)	(8)
	Retirement Class	(26,244,102)	(6,862,613)	(18,271,327)	(37,034,986)	(10,230,379)	(20,517,181)	(128,427)	(1)
	Retail Class	(5,322,439)	(538,802)	(5,336,588)	(10,418,884)	(550,937)	(7,998,190)	(109,410)	—
	Premier Class	(8,146,017)	(87,336)	(798,758)	(8,431,208)	(82,090)	(651,839)	(68,996)	(1)

Net increase (decrease) from shareholder transactions		25,374,089	5,205,820	34,244,403	26,430,222	2,156,174	6,666,570	24,206,318	14,182,655

60	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Funds ▪ For the period or year ended

		Large-Cap Growth Fund			Large-Cap Value Fund			Mid-Cap Growth Fund

		For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$2,785,718	$(259,706)	$2,894,111	$27,495,279	$1,046,770	$18,253,084	$(290,210)	$(404,519)	$(282,255)
Net realized gain (loss) on total investments		53,521,909	15,828,690	80,419,640	45,045,655	18,270,261	69,108,342	70,716,163	7,627,684	73,245,602
Net change in unrealized appreciation (depreciation) on total investments		20,089,061	34,058,722	804,985	(67,627,675)	31,581,344	7,571,890	(17,509,343)	33,134,560	79,758,419

Net increase (decrease) from operations		76,396,688	49,627,706	84,118,736	4,913,259	50,898,375	94,933,316	52,916,610	40,357,725	152,721,766

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,907,489)	—	(2,067,713)	(9,126,987)	—	(5,345,944)	—	—	(218,562)
	Retirement Class	(39,965)	—	(146,345)	(8,264,777)	—	(7,674,532)	—	—	(232,957)
	Retail Class	(442,326)	—	(1,276,445)	(896,782)	—	(910,247)	—	—	(44,021)
	Premier Class	(20,920)	—	(1,329)	(2,480,985)	—	(3,171)	—	—	(460)
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	—	—	—

Total distributions		(2,410,700)	—	(3,491,832)	(20,769,531)	—	(13,933,894)	—	—	(496,000)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	283,823,252	18,004,941	168,982,290	617,764,286	45,950,469	231,512,171	309,159,712	24,986,902	54,567,280
	Retirement Class	53,162,890	3,770,852	22,738,808	177,798,550	11,480,725	278,396,723	167,431,949	15,168,736	150,522,471
	Retail Class	30,177,487	1,558,629	22,181,583	16,395,373	640,840	14,853,909	51,093,932	2,190,867	23,996,693
	Premier Class	12,974,970	1,845,930	4,554,027	136,616,500	45,623,952	113,499,850	127,927,676	51,290,123	83,437,061
Reinvestments of distributions:	Institutional Class	1,907,152	—	2,067,566	9,083,768	—	5,297,777	—	—	216,875
	Retirement Class	39,965	—	146,345	8,264,777	—	7,674,532	—	—	232,957
	Retail Class	431,287	—	1,241,107	869,520	—	883,119	—	—	42,572
	Premier Class	20,920	—	1,329	2,480,985	—	3,171	—	—	460
Redemptions:	Institutional Class	(29,310,738)	(1,007,794)	(51,253,818)	(29,680,824)	(1,343,145)	(60,568,912)	(67,058,460)	(8,679,407)	(19,062,946)
	Retirement Class	(28,263,154)	(3,380,565)	(28,019,016)	(277,482,622)	(66,714,675)	(138,955,633)	(301,781,910)	(62,997,776)	(163,119,819)
	Retail Class	(46,028,857)	(3,647,514)	(41,715,949)	(19,215,647)	(1,620,625)	(15,309,935)	(33,448,581)	(1,112,745)	(19,333,695)
	Premier Class	(10,050,274)	(10,408)	(427,658)	(120,799,594)	(556,577)	(3,225,170)	(116,176,240)	(257,169)	(6,359,811)

Net increase (decrease) from shareholder transactions		268,884,900	17,134,071	100,496,614	522,095,072	33,460,964	434,061,602	137,148,078	20,589,531	105,140,098

Net increase (decrease) in net assets		342,870,888	66,761,777	181,123,518	506,238,800	84,359,339	515,061,024	190,064,688	60,947,256	257,365,864

NET ASSETS
Beginning of period		947,340,347	880,578,570	699,455,052	1,677,487,395	1,593,128,056	1,078,067,032	1,005,472,236	944,524,980	687,159,116

End of period		$1,290,211,235	$947,340,347	$880,578,570	$2,183,726,195	$1,677,487,395	$1,593,128,056	$1,195,536,924	$1,005,472,236	$944,524,980

Undistributed net investment income (loss) included in net assets		$277,768	$(6,745)	$(28,449)	$21,911,441	$15,407,744	$14,380,927	$58,867	$18,154	$18,154

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	27,031,237	1,861,920	19,130,284	47,594,635	3,776,497	20,439,211	15,529,754	1,435,019	3,533,517
	Retirement Class	5,059,269	391,537	2,529,549	13,979,923	952,367	24,172,040	8,618,561	895,436	9,932,771
	Retail Class	2,869,838	161,296	2,467,943	1,290,076	54,605	1,322,814	2,612,014	128,738	1,581,624
	Premier Class	1,233,030	189,148	514,891	10,981,901	3,764,070	9,961,504	6,685,224	2,970,746	5,472,915
Shares reinvested:	Institutional Class	185,521	—	231,530	710,780	—	477,707	—	—	15,082
	Retirement Class	3,895	—	16,425	648,218	—	693,900	—	—	16,371
	Retail Class	41,954	—	139,138	69,953	—	81,846	—	—	2,988
	Premier Class	2,037	—	149	194,282	—	286	—	—	32
Shares redeemed:	Institutional Class	(2,731,781)	(103,966)	(5,612,140)	(2,354,027)	(110,946)	(5,263,317)	(3,569,378)	(503,789)	(1,257,087)
	Retirement Class	(2,666,377)	(349,534)	(3,141,860)	(21,844,772)	(5,511,175)	(12,244,601)	(15,700,826)	(3,680,959)	(10,948,567)
	Retail Class	(4,365,653)	(377,556)	(4,632,519)	(1,523,404)	(137,352)	(1,377,565)	(1,741,756)	(65,434)	(1,282,789)
	Premier Class	(957,979)	(1,077)	(48,507)	(9,132,883)	(45,706)	(276,752)	(5,884,404)	(15,099)	(407,608)

Net increase (decrease) from shareholder transactions		25,704,991	1,771,768	11,594,883	40,614,682	2,742,360	37,987,073	6,549,189	1,164,658	6,659,249

62	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	63

Statements of changes in net assets

continued

TIAA-CREF Funds ▪ For the period or year ended

		Mid-Cap Value Fund			Small-Cap Equity Fund			Enhanced International Equity Index Fund

		For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$31,876,559	$(39,741)	$24,934,161	$5,194,829	$(14,829)	$4,719,248	$15,973,925	$76,063	$12,135,539
Net realized gain (loss) on total investments		44,610,523	12,158,526	46,454,745	109,966,742	3,673,982	75,823,585	16,041,325	6,168,060	15,591,609
Net change in unrealized appreciation (depreciation) on total investments		34,106,971	59,945,613	124,061,420	(63,623,093)	38,218,894	25,863,206	(49,628,062)	15,978,547	(4,423,898)

Net increase (decrease) from operations		110,594,053	72,064,398	195,450,326	51,538,478	41,878,047	106,406,039	(17,612,812)	22,222,670	23,303,250

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,863,314)	—	(3,026,912)	(2,228,344)	—	(1,822,883)	(13,412,337)	—	(8,654,340)
	Retirement Class	(16,515,660)	—	(14,058,413)	(1,644,647)	—	(1,836,454)	—	—	—
	Retail Class	(2,242,320)	—	(1,865,763)	(190,206)	—	(258,431)	—	—	—
	Premier Class	(4,276,192)	—	(3,458)	(572,859)	—	(1,611)	—	—	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	—	—	—

Total distributions		(29,897,486)	—	(18,954,546)	(4,636,056)	—	(3,919,379)	(13,412,337)	—	(8,654,340)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	583,301,186	45,973,527	196,515,780	280,147,905	24,016,712	106,675,623	86,686,889	636,993	206,626,360
	Retirement Class	266,342,952	22,528,937	377,444,982	161,918,153	17,064,768	142,542,869	—	—	—
	Retail Class	25,136,189	2,124,655	49,063,841	20,789,849	1,098,128	13,022,826	—	—	—
	Premier Class	225,271,164	72,533,634	163,886,023	107,713,450	41,385,751	46,306,627	—	—	—
Reinvestments of distributions:	Institutional Class	6,208,772	—	2,528,338	2,215,054	—	1,803,213	13,412,337	—	8,654,340
	Retirement Class	16,515,660	—	14,058,413	1,644,647	—	1,836,454	—	—	—
	Retail Class	2,116,549	—	1,793,657	184,361	—	250,757	—	—	—
	Premier Class	4,276,192	—	3,458	572,859	—	1,611	—	—	—
Redemptions:	Institutional Class	(65,483,416)	(8,501,227)	(34,214,397)	(48,531,641)	(1,140,002)	(38,242,206)	(69,375,557)	(4,514,211)	(71,254,911)
	Retirement Class	(466,129,661)	(102,236,442)	(223,358,185)	(201,787,093)	(49,386,681)	(56,813,235)	—	—	—
	Retail Class	(52,956,915)	(3,005,064)	(38,709,045)	(15,192,783)	(883,807)	(10,797,190)	—	—	—
	Premier Class	(179,446,046)	(505,752)	(2,739,258)	(52,113,054)	(271,447)	(3,323,831)	—	—	—

Net increase (decrease) from shareholder transactions		365,152,626	28,912,268	506,273,607	257,561,707	31,883,422	203,263,518	30,723,669	(3,877,218)	144,025,789

Net increase (decrease) in net assets		445,849,193	100,976,666	682,769,387	304,464,129	73,761,469	305,750,178	(301,480)	18,345,452	158,674,699

NET ASSETS
Beginning of period		2,178,393,402	2,077,416,736	1,394,647,349	1,032,340,856	958,579,387	652,829,209	536,716,906	518,371,454	359,696,755

End of period		$2,624,242,595	$2,178,393,402	$2,077,416,736	$1,336,804,985	$1,032,340,856	$958,579,387	$536,415,426	$536,716,906	$518,371,454

Undistributed net investment income (loss) included in net assets		$19,181,832	$17,430,357	$17,405,270	$4,726,857	$4,208,598	$4,223,427	$15,056,499	$11,639,353	$11,162,750

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	33,520,945	2,884,238	13,310,014	19,228,741	1,847,561	9,070,020	13,172,673	90,894	31,948,794
	Retirement Class	15,489,285	1,435,473	25,934,802	11,232,835	1,335,739	12,002,593	—	—	—
	Retail Class	1,474,206	136,589	3,346,668	1,444,358	86,252	1,097,272	—	—	—
	Premier Class	13,344,069	4,559,917	11,219,568	7,600,823	3,174,583	3,992,970	—	—	—
Shares reinvested:	Institutional Class	371,560	—	180,209	153,503	—	164,677	1,916,048	—	1,305,330
	Retirement Class	993,125	—	1,006,329	115,414	—	169,728	—	—	—
	Retail Class	128,744	—	129,975	12,992	—	23,283	—	—	—
	Premier Class	256,213	—	246	39,754	—	147	—	—	—
Shares redeemed:	Institutional Class	(3,855,133)	(533,170)	(2,356,547)	(3,440,838)	(87,649)	(3,264,853)	(9,556,597)	(641,927)	(10,838,669)
	Retirement Class	(27,212,553)	(6,459,878)	(15,401,715)	(14,085,704)	(3,829,361)	(4,983,993)	—	—	—
	Retail Class	(3,110,587)	(192,770)	(2,729,441)	(1,067,828)	(69,726)	(921,935)	—	—	—
	Premier Class	(10,323,521)	(31,903)	(186,575)	(3,586,458)	(20,978)	(278,258)	—	—	—

Net increase (decrease) from shareholder transactions		21,076,353	1,798,496	34,453,533	17,647,592	2,436,421	17,071,651	5,532,124	(551,033)	22,415,455

64	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		Enhanced Large-Cap Growth Index Fund			Enhanced Large-Cap Value Index Fund			Social Choice Equity Fund

		For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one-month period ended October 31, 2010	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$8,466,833	$265,490	$7,502,549	$13,939,792	$916,306	$11,482,480	$17,013,987	$507,728	$13,424,025
Net realized gain (loss) on total investments		77,128,446	5,593,311	34,736,196	34,263,238	5,338,916	6,268,405	20,520,786	457,985	9,699,190
Net change in unrealized appreciation (depreciation) on total investments		1,446,600	30,567,006	30,826,331	2,544,837	17,581,318	25,959,535	25,789,142	34,587,726	60,983,470

Net increase (decrease) from operations		87,041,879	36,425,807	73,065,076	50,747,867	23,836,540	43,710,420	63,323,915	35,553,439	84,106,685

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,597,068)	—	(5,837,253)	(11,006,869)	—	(9,174,158)	(4,686,649)	—	(2,938,721)
	Retirement Class	—	—	—	—	—	—	(5,446,278)	—	(5,633,366)
	Retail Class	—	—	—	—	—	—	(2,637,637)	—	(2,412,328)
	Premier Class	—	—	—	—	—	—	(1,536,176)	—	(4,072)
From realized gains:	Institutional Class	(32,048,061)	—	—	(6,927,036)	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	—	—	—

Total distributions		(39,645,129)	—	(5,837,253)	(17,933,905)	—	(9,174,158)	(14,306,740)	—	(10,988,487)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	66,447,785	8,232,380	244,247,380	90,158,005	6,710,944	254,019,630	207,300,898	25,115,066	85,708,903
	Retirement Class	—	—	—	—	—	—	53,820,546	7,004,801	84,565,989
	Retail Class	—	—	—	—	—	—	54,171,664	2,166,367	23,052,561
	Premier Class	—	—	—	—	—	—	58,242,951	19,648,775	55,711,332
Reinvestments of distributions:	Institutional Class	39,645,129	—	5,837,253	17,933,905	—	9,174,158	3,635,978	—	2,250,675
	Retirement Class	—	—	—	—	—	—	5,446,278	—	5,633,366
	Retail Class	—	—	—	—	—	—	2,530,922	—	2,321,491
	Premier Class	—	—	—	—	—	—	1,536,176	—	4,072
Redemptions:	Institutional Class	(112,084,087)	(4,966,619)	(74,773,535)	(92,688,145)	(4,939,481)	(69,468,123)	(59,282,954)	(4,102,469)	(28,956,199)
	Retirement Class	—	—	—	—	—	—	(154,523,458)	(37,606,675)	(81,880,329)
	Retail Class	—	—	—	—	—	—	(28,457,735)	(2,475,261)	(26,048,483)
	Premier Class	—	—	—	—	—	—	(60,815,211)	(94,805)	(3,131,029)

Net increase (decrease) from shareholder transactions		(5,991,173)	3,265,761	175,311,098	15,403,765	1,771,463	193,725,665	83,606,055	9,655,799	119,232,349

Net increase (decrease) in net assets		41,405,577	39,691,568	242,538,921	48,217,727	25,608,003	228,261,927	132,623,230	45,209,238	192,350,547

NET ASSETS
Beginning of period		777,478,195	737,786,627	495,247,706	752,003,652	726,395,649	498,133,722	937,813,425	892,604,187	700,253,640

End of period		$818,883,772	$777,478,195	$737,786,627	$800,221,379	$752,003,652	$726,395,649	$1,070,436,655	$937,813,425	$892,604,187

Undistributed net investment income (loss) included in net assets		$6,595,455	$5,654,206	$5,388,716	$12,172,523	$9,203,046	$8,286,740	$13,379,487	$10,672,639	$10,164,911

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,229,325	940,523	29,955,840	11,411,279	882,857	35,081,703	19,118,408	2,466,017	8,992,055
	Retirement Class	—	—	—	—	—	—	4,950,227	689,979	8,826,054
	Retail Class	—	—	—	—	—	—	5,433,003	232,537	2,611,914
	Premier Class	—	—	—	—	—	—	5,635,743	1,950,407	5,974,578
Shares reinvested:	Institutional Class	4,332,801	—	713,600	2,258,678	—	1,268,902	343,017	—	243,054
	Retirement Class	—	—	—	—	—	—	508,048	—	601,855
	Retail Class	—	—	—	—	—	—	259,316	—	271,837
	Premier Class	—	—	—	—	—	—	145,333	—	440
Shares redeemed:	Institutional Class	(11,605,168)	(551,386)	(8,961,509)	(11,113,444)	(641,456)	(9,419,931)	(5,520,646)	(411,186)	(3,040,004)
	Retirement Class	—	—	—	—	—	—	(14,308,753)	(3,672,388)	(8,646,368)
	Retail Class	—	—	—	—	—	—	(2,873,352)	(268,022)	(2,983,476)
	Premier Class	—	—	—	—	—	—	(5,636,544)	(9,489)	(325,018)

Net increase (decrease) from shareholder transactions		(43,042)	389,137	21,707,931	2,556,513	241,401	26,930,674	8,053,800	977,855	12,526,921

66	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	67

Financial highlights

Growth & Income Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.53	$8.22		$7.83	$8.16	$10.33	$8.66

Gain from investment operations:
Net investment income (loss) (a)	0.10	0.00	(e)	0.10	0.11	0.15	0.17
Net realized and unrealized gain (loss) on total investments	0.68	0.31		0.39	(0.32)	(1.91)	2.06

Total gain (loss) from investment operations	0.78	0.31		0.49	(0.21)	(1.76)	2.23

Less distributions from:
Net investment income	(0.10)	—		(0.10)	(0.12)	(0.17)	(0.17)
Net realized gains	—	—		—	—	(0.24)	(0.39)

Total distributions	(0.10)	—		(0.10)	(0.12)	(0.41)	(0.56)

Net asset value, end of period	$9.21	$8.53		$8.22	$7.83	$8.16	$10.33

TOTAL RETURN	9.20%	3.77	%(b)	6.27%	(2.34)%	(17.64)%	26.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,105,465	$684,913		$600,386	$391,884	$218,710	$105,476
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47%	0.53	%(c)	0.48%	0.53%	0.50%	0.55%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%	0.52	%(c)	0.48%	0.51%	0.33%	0.13%
Ratio of net investment income (loss) to average net assets	1.09%	0.42	%(c)	1.23%	1.62%	1.59%	1.81%
Portfolio turnover rate	116%	13	%(b)	126%	133%	132%	84%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.62	$8.31		$7.91	$8.25	$10.44	$8.76

Gain from investment operations:
Net investment income (loss) (a)	0.08	0.00	(e)	0.08	0.09	0.13	0.15
Net realized and unrealized gain (loss) on total investments	0.69	0.31		0.40	(0.33)	(1.93)	2.08

Total gain (loss) from investment operations	0.77	0.31		0.48	(0.24)	(1.80)	2.23

Less distributions from:
Net investment income	(0.08)	—		(0.08)	(0.10)	(0.15)	(0.16)
Net realized gains	—	—		—	—	(0.24)	(0.39)

Total distributions	(0.08)	—		(0.08)	(0.10)	(0.39)	(0.55)

Net asset value, end of period	$9.31	$8.62		$8.31	$7.91	$8.25	$10.44

TOTAL RETURN	8.92%	3.73	%(b)	6.07%	(2.66)%	(17.82)%	26.44%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$393,410	$513,285		$545,887	$488,991	$259,942	$204,746
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72%	0.78	%(c)	0.73%	0.78%	0.75%	0.81%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.77	%(c)	0.73%	0.75%	0.54%	0.38%
Ratio of net investment income (loss) to average net assets	0.86%	0.18	%(c)	0.98%	1.36%	1.36%	1.52%
Portfolio turnover rate	116%	13	%(b)	126%	133%	132%	84%

68	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Growth & Income Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32	$9.95		$9.45	$9.83		$12.36	$10.27

Gain from investment operations:
Net investment income (loss) (a)	0.10	0.00	(e)	0.10	0.12		0.16	0.18
Net realized and unrealized gain (loss) on total investments	0.82	0.37		0.48	(0.40)		(2.30)	2.47

Total gain (loss) from investment operations	0.92	0.37		0.58	(0.28)		(2.14)	2.65

Less distributions from:
Net investment income	(0.08)	—		(0.08)	(0.10)		(0.15)	(0.17)
Net realized gains	—	—		—	—		(0.24)	(0.39)

Total distributions	(0.08)	—		(0.08)	(0.10)		(0.39)	(0.56)

Net asset value, end of period	$11.16	$10.32		$9.95	$9.45		$9.83	$12.36

TOTAL RETURN	8.90%	3.72	%(b)	6.17%	(2.63)%		(17.78)%	26.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$569,318	$501,950		$487,427	$475,828		$506,760	$635,012
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72%	0.75	%(c)	0.66%	0.94%		0.87%	1.00%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.74	%(c)	0.66%	0.70%		0.46%	0.24%
Ratio of net investment income (loss) to average net assets	0.85%	0.20	%(c)	1.04%	1.48%		1.43%	1.58%
Portfolio turnover rate	116%	13	%(b)	126%	133%		132%	84%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.53	$8.23		$7.83	$7.83

Gain from investment operations:
Net investment income (loss) (a)	0.09	0.00	(e)	0.09	0.00	(e)
Net realized and unrealized gain on total investments	0.68	0.30		0.40	—

Total gain (loss) from investment operations	0.77	0.30		0.49	0.00(e	)

Less distributions from:
Net investment income	(0.09)	—		(0.09)	—
Net realized gains	—	—		—	—

Total distributions	(0.09)	—		(0.09)	—

Net asset value, end of period	$9.21	$8.53		$8.23	$7.83

TOTAL RETURN	9.03%	3.65	%(b)	6.25%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$126,358	$112,196		$72,282	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62%	0.68	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62%	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	0.95%	0.22	%(c)	1.07%	0.00	%(c)
Portfolio turnover rate	116%	13	%(b)	126%	133%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	69

Financial highlights

International Equity Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.41	$8.95		$8.06	$8.68	$14.98	$13.45

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.00	(e)	0.11	0.12	0.26	0.20
Net realized and unrealized gain (loss) on total investments	(1.35)	0.46		0.90	(0.48)	(4.67)	3.49

Total gain (loss) from investment operations	(1.19)	0.46		1.01	(0.36)	(4.41)	3.69

Less distributions from:
Net investment income	(0.08)	—		(0.12)	(0.24)	(0.15)	(0.22)
Net realized gains	—	—		—	(0.02)	(1.74)	(1.94)

Total distributions	(0.08)	—		(0.12)	(0.26)	(1.89)	(2.16)

Net asset value, end of period	$8.14	$9.41		$8.95	$8.06	$8.68	$14.98

TOTAL RETURN	(12.76)%	5.14	%(b)	12.62%	(3.19)%	(33.50)%	30.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,092,168	$841,417		$785,755	$684,965	$606,528	$807,072
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.57	%(c)	0.53%	0.58%	0.54%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.57	%(c)	0.53%	0.57%	0.54%	0.58%
Ratio of net investment income (loss) to average net assets	1.69%	0.39	%(c)	1.36%	1.81%	2.20%	1.47%
Portfolio turnover rate	107%	8	%(b)	119%	118%	204%	179%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.68	$9.20		$8.29	$8.90	$15.32	$13.72

Gain from investment operations:
Net investment income (loss) (a)	0.14	0.00	(e)	0.09	0.10	0.25	0.19
Net realized and unrealized gain (loss) on total investments	(1.39)	0.48		0.92	(0.48)	(4.79)	3.54

Total gain (loss) from investment operations	(1.25)	0.48		1.01	(0.38)	(4.54)	3.73

Less distributions from:
Net investment income	(0.06)	—		(0.10)	(0.21)	(0.14)	(0.19)
Net realized gains	—	—		—	(0.02)	(1.74)	(1.94)

Total distributions	(0.06)	—		(0.10)	(0.23)	(1.88)	(2.13)

Net asset value, end of period	$8.37	$9.68		$9.20	$8.29	$8.90	$15.32

TOTAL RETURN	(13.03)%	5.22	%(b)	12.28%	(3.42)%	(33.64)%	30.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$754,251	$1,105,129		$1,124,555	$1,047,995	$1,159,940	$1,216,121
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.82	%(c)	0.78%	0.83%	0.79%	0.84%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78%	0.82	%(c)	0.78%	0.82%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets	1.43%	0.12	%(c)	1.07%	1.53%	2.08%	1.36%
Portfolio turnover rate	107%	8	%(b)	119%	118%	204%	179%

70	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

International Equity Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.59	$6.27		$5.69	$6.22		$11.29	$10.63

Gain from investment operations:
Net investment income (loss) (a)	0.09	0.00	(e)	0.06	0.07		0.17	0.22
Net realized and unrealized gain (loss) on total investments	(0.93)	0.32		0.63	(0.35)		(3.35)	2.59

Total gain (loss) from investment operations	(0.84)	0.32		0.69	(0.28)		(3.18)	2.81

Less distributions from:
Net investment income	(0.07)	—		(0.11)	(0.23)		(0.15)	(0.21)
Net realized gains	—	—		—	(0.02)		(1.74)	(1.94)

Total distributions	(0.07)	—		(0.11)	(0.25)		(1.89)	(2.15)

Net asset value, end of period	$5.68	$6.59		$6.27	$5.69		$6.22	$11.29

TOTAL RETURN	(12.96)%	5.10	%(b)	12.28%	(3.29)%		(33.62)%	30.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$258,283	$314,977		$301,044	$284,678		$316,827	$526,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79%	0.80	%(c)	0.72%	1.02%		0.89%	0.95%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79%	0.80	%(c)	0.72%	0.79%		0.69%	0.75%
Ratio of net investment income (loss) to average net assets	1.42%	0.17	%(c)	1.12%	1.56%		1.95%	2.02%
Portfolio turnover rate	107%	8	%(b)	119%	118%		204%	179%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40	$8.93		$8.06	$8.06

Gain from investment operations:
Net investment income (loss) (a)	0.14	0.00	(e)	0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(1.34)	0.47		0.85	—

Total gain (loss) from investment operations	(1.20)	0.47		0.98	0.00	(e)

Less distributions from:
Net investment income	(0.08)	—		(0.11)	—
Net realized gains	—	—		—	—

Total distributions	(0.08)	—		(0.11)	—

Net asset value, end of period	$8.12	$9.40		$8.93	$8.06

TOTAL RETURN	(12.93)%	5.26	%(b)	12.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$218,288	$178,553		$90,273	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%	0.72	%(c)	0.68%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68%	0.72	%(c)	0.68%	0.75	%(c)
Ratio of net investment income (loss) to average net assets	1.50%	0.55	%(c)	1.55%	0.00	%(c)
Portfolio turnover rate	107%	8	%(b)	119%	118%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	71

Financial highlights

Emerging Markets Equity Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.35	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.14	0.01
Net realized and unrealized gain (loss) on total investments	(1.36)	1.34

Total gain (loss) from investment operations	(1.22)	1.35

Less distributions from:
Net investment income	—	—
Net realized gains	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.11	$11.35

TOTAL RETURN	(10.78)%	13.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$370,441	$156,464
Ratio of expenses to average net assets before expense waiver and reimbursement	1.08%	2.00	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.95%	0.95	%(c)
Ratio of net investment income (loss) to average net assets	1.29%	0.42	%(c)
Portfolio turnover rate	70%	9	%(b)

	Retirement Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.14	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(1.38)	1.34

Total gain (loss) from investment operations	(1.24)	1.34

Less distributions from:
Net investment income	—	—
Net realized gains	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.08	$11.34

TOTAL RETURN	(10.96)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,476	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.33%	2.98	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.20%	1.20	%(c)
Ratio of net investment income (loss) to average net assets	1.22%	0.27	%(c)
Portfolio turnover rate	70%	9	%(b)

72	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Emerging Markets Equity Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(1.34)	1.34

Total gain (loss) from investment operations	(1.25)	1.34

Less distributions from:
Net investment income	—	—
Net realized gains	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.07	$11.34

TOTAL RETURN	(11.05)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,417	$2,189
Ratio of expenses to average net assets before expense waiver and reimbursement	1.47%	2.80	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.34%	1.34	%(c)
Ratio of net investment income (loss) to average net assets	0.84%	(0.03	)%(c)
Portfolio turnover rate	70%	9	%(b)

	Premier Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.13	0.01
Net realized and unrealized gain (loss) on total investments	(1.36)	1.33

Total gain (loss) from investment operations	(1.23)	1.34

Less distributions from:
Net investment income	—	—
Net realized gains	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.09	$11.34

TOTAL RETURN	(10.87)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$7,788	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.23%	2.89	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.10%	1.10	%(c)
Ratio of net investment income (loss) to average net assets	1.21%	0.37	%(c)
Portfolio turnover rate	70%	9	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
‡	The Fund commenced operations on August 31, 2010.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	73

Financial highlights

Large-Cap Growth Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.91	$9.38		$8.51	$8.96	$12.04	$9.68

Gain from investment operations:
Net investment income (loss) (a)	0.04	0.00	(e)	0.04	0.06	0.08	0.10
Net realized and unrealized gain (loss) on total investments	0.72	0.53		0.88	(0.44)	(2.47)	2.31

Total gain (loss) from investment operations	0.76	0.53		0.92	(0.38)	(2.39)	2.41

Less distributions from:
Net investment income	(0.03)	—		(0.05)	(0.07)	(0.08)	(0.05)
Net realized gains	—	—		—	—	(0.57)	—
Return of Capital	—	—		—	—	(0.04)	—

Total distributions	(0.03)	—		(0.05)	(0.07)	(0.69)	(0.05)

Net asset value, end of period	$10.64	$9.91		$9.38	$8.51	$8.96	$12.04

TOTAL RETURN	7.71%	5.65	%(b)	10.82%	(3.97)%	(21.14)%	24.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$843,064	$542,509		$497,251	$333,710	$127,255	$169,352
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48%	0.58	%(c)	0.50%	0.53%	0.54%	0.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%	0.52	%(c)	0.50%	0.50%	0.31%	0.13%
Ratio of net investment income (loss) to average net assets	0.34%	(0.22	)%(c)	0.45%	0.76%	0.77%	0.95%
Portfolio turnover rate	160%	18	%(b)	214%	269%	192%	189%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.87	$9.35		$8.48	$8.90	$12.00	$9.67

Gain from investment operations:
Net investment income (loss) (a)	0.01	0.00	(e)	0.02	0.04	0.05	0.18
Net realized and unrealized gain (loss) on total investments	0.73	0.52		0.88	(0.42)	(2.47)	2.19

Total gain (loss) from investment operations	0.74	0.52		0.90	(0.38)	(2.42)	2.37

Less distributions from:
Net investment income	(0.01)	—		(0.03)	(0.04)	(0.07)	(0.04)
Net realized gains	—	—		—	—	(0.57)	—
Return of Capital	—	—		—	—	(0.04)	—

Total distributions	(0.01)	—		(0.03)	(0.04)	(0.68)	(0.04)

Net asset value, end of period	$10.60	$9.87		$9.35	$8.48	$8.90	$12.00

TOTAL RETURN	7.49%	5.56	%(b)	10.65%	(4.17)%	(21.45)%	24.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,209	$40,808		$38,261	$39,754	$31,406	$28,308
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73%	0.83	%(c)	0.75%	0.77%	0.78%	0.94%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73%	0.77	%(c)	0.75%	0.72%	0.57%	0.38%
Ratio of net investment income (loss) to average net assets	0.10%	(0.47	)%(c)	0.20%	0.55%	0.50%	1.67%
Portfolio turnover rate	160%	18	%(b)	214%	269%	192%	189%

74	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Large-Cap Growth Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.89	$9.37		$8.49	$8.93		$12.02	$9.67

Gain from investment operations:
Net investment income (loss) (a)	0.01	0.00	(e)	0.02	0.04		0.06	0.09
Net realized and unrealized gain (loss) on total investments	0.72	0.52		0.89	(0.43)		(2.48)	2.31

Total gain (loss) from investment operations	0.73	0.52		0.91	(0.39)		(2.42)	2.40

Less distributions from:
Net investment income	(0.01)	—		(0.03)	(0.05)		(0.06)	(0.05)
Net realized gains	—	—		—	—		(0.57)	—
Return of Capital	—	—		—	—		(0.04)	—

Total distributions	(0.01)	—		(0.03)	(0.05)		(0.67)	(0.05)

Net asset value, end of period	$10.61	$9.89		$9.37	$8.49		$8.93	$12.02

TOTAL RETURN	7.41%	5.55	%(b)	10.78%	(4.21)%		(21.40)%	24.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$367,733	$357,252		$340,417	$325,741		$344,298	$439,678
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79%	0.84	%(c)	0.67%	1.05%		1.01%	1.22%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79%	0.79	%(c)	0.67%	0.67%		0.52%	0.21%
Ratio of net investment income (loss) to average net assets	0.05%	(0.49	)%(c)	0.28%	0.63%		0.55%	0.82%
Portfolio turnover rate	160%	18	%(b)	214%	269%		192%	189%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.90	$9.38		$8.51	$8.51

Gain from investment operations:
Net investment income (loss) (a)	0.02	0.00	(e)	0.02	0.00	(e)
Net realized and unrealized gain on total investments	0.73	0.52		0.90	—

Total gain (loss) from investment operations	0.75	0.52		0.92	0.00	(e)

Less distributions from:
Net investment income	(0.03)	—		(0.05)	—
Net realized gains	—	—		—	—

Total distributions	(0.03)	—		(0.05)	—

Net asset value, end of period	$10.62	$9.90		$9.38	$8.51

TOTAL RETURN	7.55%	5.54	%(b)	10.78%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$10,205	$6,771		$4,650	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63%	0.73	%(c)	0.66%	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63%	0.67	%(c)	0.66%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	0.20%	(0.36	)%(c)	0.26%	0.00	%(c)
Portfolio turnover rate	160%	18	%(b)	214%	269%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	75

Financial highlights

Large-Cap Value Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.21	$11.83		$11.14	$11.56	$17.02	$15.73

Gain from investment operations:
Net investment income (loss) (a)	0.19	0.01		0.18	0.19	0.28	0.30
Net realized and unrealized gain (loss) on total investments	0.03	0.37		0.66	(0.35)	(4.58)	2.10

Total gain (loss) from investment operations	0.22	0.38		0.84	(0.16)	(4.30)	2.40

Less distributions from:
Net investment income	(0.16)	—		(0.15)	(0.26)	(0.25)	(0.26)
Net realized gains	—	—		—	—	(0.91)	(0.85)

Total distributions	(0.16)	—		(0.15)	(0.26)	(1.16)	(1.11)

Net asset value, end of period	$12.27	$12.21		$11.83	$11.14	$11.56	$17.02

TOTAL RETURN	1.77%	3.21	%(b)	7.59%	(0.66)%	(26.78)%	15.71%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,210,661	$643,951		$580,659	$372,327	$401,478	$487,144
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47%	0.53	%(c)	0.49%	0.53%	0.49%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%	0.52	%(c)	0.49%	0.52%	0.49%	0.50%
Ratio of net investment income (loss) to average net assets	1.48%	0.89	%(c)	1.53%	2.17%	2.03%	1.78%
Portfolio turnover rate	68%	11	%(b)	73%	139%	151%	136%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.15	$11.78		$11.10	$11.51	$16.96	$15.68

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.01		0.14	0.17	0.25	0.26
Net realized and unrealized gain (loss) on total investments	0.03	0.36		0.66	(0.35)	(4.57)	2.10

Total gain (loss) from investment operations	0.19	0.37		0.80	(0.18)	(4.32)	2.36

Less distributions from:
Net investment income	(0.13)	—		(0.12)	(0.23)	(0.22)	(0.23)
Net realized gains	—	—		—	—	(0.91)	(0.85)

Total distributions	(0.13)	—		(0.12)	(0.23)	(1.13)	(1.08)

Net asset value, end of period	$12.21	$12.15		$11.78	$11.10	$11.51	$16.96

TOTAL RETURN	1.52%	3.14	%(b)	7.33%	(0.88)%	(26.99)%	15.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$704,222	$788,706		$818,179	$630,788	$500,288	$500,511
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72%	0.78	%(c)	0.74%	0.77%	0.74%	0.75%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.77	%(c)	0.74%	0.76%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets	1.22%	0.66	%(c)	1.27%	1.86%	1.78%	1.55%
Portfolio turnover rate	68%	11	%(b)	73%	139%	151%	136%

76	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Large-Cap Value Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.86	$11.49		$10.84	$11.26		$16.60	$15.36

Gain from investment operations:
Net investment income (loss) (a)	0.15	0.01		0.14	0.17		0.25	0.28
Net realized and unrealized gain (loss) on total investments	0.03	0.36		0.64	(0.34)		(4.45)	2.06

Total gain (loss) from investment operations	0.18	0.37		0.78	(0.17)		(4.20)	2.34

Less distributions from:
Net investment income	(0.13)	—		(0.13)	(0.25)		(0.23)	(0.25)
Net realized gains	—	—		—	—		(0.91)	(0.85)

Total distributions	(0.13)	—		(0.13)	(0.25)		(1.14)	(1.10)

Net asset value, end of period	$11.91	$11.86		$11.49	$10.84		$11.26	$16.60

TOTAL RETURN	1.49%	3.22	%(b)	7.28%	(0.82)%		(26.87)%	15.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$79,489	$81,100		$79,558	$74,703		$74,487	$115,149
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72%	0.75	%(c)	0.70%	0.92%		0.77%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.74	%(c)	0.70%	0.71%		0.64%	0.55%
Ratio of net investment income (loss) to average net assets	1.22%	0.68	%(c)	1.30%	1.96%		1.85%	1.72%
Portfolio turnover rate	68%	11	%(b)	73%	139%		151%	136%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.20	$11.82		$11.14	$11.14

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	0.02	0.37		0.66	—

Total gain (loss) from investment operations	0.19	0.38		0.82	0.00	(e)

Less distributions from:
Net investment income	(0.15)	—		(0.14)	—
Net realized gains	—	—		—	—

Total distributions	(0.15)	—		(0.14)	—

Net asset value, end of period	$12.24	$12.20		$11.82	$11.14

TOTAL RETURN	1.54%	3.21	%(b)	7.46%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$189,354	$163,731		$114,733	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62%	0.68	%(c)	0.64%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62%	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	1.31%	0.68	%(c)	1.39%	0.00	%(c)
Portfolio turnover rate	68%	11	%(b)	73%	139%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	77

Financial highlights

Mid-Cap Growth Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.57	$16.85		$13.90	$14.30	$20.33	$17.01

Gain from investment operations:
Net investment income (loss) (a)	0.03	0.00	(e)	0.03	0.04	0.06	0.03
Net realized and unrealized gain (loss) on total investments	1.15	0.72		2.95	(0.41)	(4.65)	4.20

Total gain (loss) from investment operations	1.18	0.72		2.98	(0.37)	(4.59)	4.23

Less distributions from:
Net investment income	—	—		(0.03)	(0.03)	(0.04)	(0.05)
Net realized gains	—	—		—	—	(1.40)	(0.86)

Total distributions	—	—		(0.03)	(0.03)	(1.44)	(0.91)

Net asset value, end of period	$18.75	$17.57		$16.85	$13.90	$14.30	$20.33

TOTAL RETURN	6.72%	4.27	%(b)	21.48%	(2.49)%	(24.33)%	25.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$409,941	$174,007		$151,222	$92,912	$53,843	$51,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.58	%(c)	0.52%	0.53%	0.55%	0.59%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.55	%(c)	0.52%	0.52%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	0.16%	(0.29	)%(c)	0.18%	0.35%	0.31%	0.18%
Portfolio turnover rate	81%	9	%(b)	77%	80%	111%	127%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.35	$16.64		$13.74	$14.12	$20.12	$16.84

Gain from investment operations:
Net investment income (loss) (a)	(0.02)	(0.01)		(0.01)	0.01	0.01	0.00 (e)
Net realized and unrealized gain (loss) on total investments	1.14	0.72		2.92	(0.39)	(4.60)	4.16

Total gain (loss) from investment operations	1.12	0.71		2.91	(0.38)	(4.59)	4.16

Less distributions from:
Net investment income	—	—		(0.01)	—	(0.01)	(0.02)
Net realized gains	—	—		—	—	(1.40)	(0.86)

Total distributions	—	—		(0.01)	—	(1.41)	(0.88)

Net asset value, end of period	$18.47	$17.35		$16.64	$13.74	$14.12	$20.12

TOTAL RETURN	6.52%	4.21	%(b)	21.16%	(2.69)%	(24.56)%	25.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$505,020	$597,228		$619,355	$525,148	$348,993	$313,908
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.83	%(c)	0.77%	0.78%	0.80%	0.84%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.80	%(c)	0.77%	0.76%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.54	)%(c)	(0.08)%	0.10%	0.06%	(0.05)%
Portfolio turnover rate	81%	9	%(b)	77%	80%	111%	127%

78	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Mid-Cap Growth Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.37	$16.66		$13.76	$14.15		$20.14	$16.85

Gain from investment operations:
Net investment income (loss) (a)	(0.02)	(0.01)		(0.01)	0.02		0.03	0.00 (e)
Net realized and unrealized gain (loss) on total investments	1.14	0.72		2.92	(0.40)		(4.61)	4.17

Total gain (loss) from investment operations	1.12	0.71		2.91	(0.38)		(4.58)	4.17

Less distributions from:
Net investment income	—	—		(0.01)	(0.01)		(0.01)	(0.02)
Net realized gains	—	—		—	—		(1.40)	(0.86)

Total distributions	—	—		(0.01)	(0.01)		(1.41)	(0.88)

Net asset value, end of period	$18.49	$17.37		$16.66	$13.76		$14.15	$20.14

TOTAL RETURN	6.45%	4.26	%(b)	21.15%	(2.69)%		(24.46)%	25.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$115,367	$93,257		$88,419	$68,849		$62,390	$84,847
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.80	%(c)	0.75%	0.97%		0.87%	0.90%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.77	%(c)	0.75%	0.73%		0.69%	0.70%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.52	)%(c)	(0.05)%	0.15%		0.17%	0.03%
Portfolio turnover rate	81%	9	%(b)	77%	80%		111%	127%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.54	$16.83		$13.90	$13.90

Gain from investment operations:
Net investment income (loss) (a)	0.00 (e)	(0.01)		0.00 (e)	0.00	(e)
Net realized and unrealized gain on total investments	1.15	0.72		2.96	—

Total gain (loss) from investment operations	1.15	0.71		2.96	0.00	(e)

Less distributions from:
Net investment income	—	—		(0.03)	—
Net realized gains	—	—		—	—

Total distributions	—	—		(0.03)	—

Net asset value, end of period	$18.69	$17.54		$16.83	$13.90

TOTAL RETURN	6.56%	4.22	%(b)	21.29%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$165,209	$140,980		$85,529	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	0.73	%(c)	0.67%	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.70	%(c)	0.67%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	0.01%	(0.44	)%(c)	0.00%	0.00	%(c)
Portfolio turnover rate	81%	9	%(b)	77%	80%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	79

Financial highlights

Mid-Cap Value Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.96	$15.42		$13.89	$14.78	$20.34	$18.59

Gain from investment operations:
Net investment income (loss) (a)	0.23	0.00	(e)	0.24	0.24	0.30	0.35
Net realized and unrealized gain (loss) on total investments	0.70	0.54		1.49	(0.88)	(4.54)	3.33

Total gain (loss) from investment operations	0.93	0.54		1.73	(0.64)	(4.24)	3.68

Less distributions from:
Net investment income	(0.24)	—		(0.20)	(0.22)	(0.26)	(0.31)
Net realized gains	—	—		—	(0.03)	(1.06)	(1.62)

Total distributions	(0.24)	—		(0.20)	(0.25)	(1.32)	(1.93)

Net asset value, end of period	$16.65	$15.96		$15.42	$13.89	$14.78	$20.34

TOTAL RETURN	5.83%	3.50	%(b)	12.58%	(3.74)%	(22.03)%	21.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$965,871	$446,584		$395,329	$201,400	$127,218	$58,763
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46%	0.52	%(c)	0.49%	0.54%	0.51%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46%	0.52	%(c)	0.49%	0.54%	0.51%	0.53%
Ratio of net investment income (loss) to average net assets	1.36%	0.17	%(c)	1.65%	2.18%	1.74%	1.76%
Portfolio turnover rate	39%	4	%(b)	51%	57%	41%	90%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.86	$15.33		$13.81	$14.69	$20.23	$18.51

Gain from investment operations:
Net investment income (loss) (a)	0.20	0.00	(e)	0.20	0.21	0.26	0.29
Net realized and unrealized gain (loss) on total investments	0.68	0.53		1.49	(0.87)	(4.53)	3.32

Total gain (loss) from investment operations	0.88	0.53		1.69	(0.66)	(4.27)	3.61

Less distributions from:
Net investment income	(0.20)	—		(0.17)	(0.19)	(0.21)	(0.27)
Net realized gains	—	—		—	(0.03)	(1.06)	(1.62)

Total distributions	(0.20)	—		(0.17)	(0.22)	(1.27)	(1.89)

Net asset value, end of period	$16.54	$15.86		$15.33	$13.81	$14.69	$20.23

TOTAL RETURN	5.62%	3.39	%(b)	12.38%	(3.98)%	(22.25)%	20.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,190,007	$1,311,060		$1,344,289	$1,052,151	$683,125	$600,104
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71%	0.77	%(c)	0.74%	0.79%	0.76%	0.78%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71%	0.77	%(c)	0.74%	0.79%	0.76%	0.78%
Ratio of net investment income (loss) to average net assets	1.18%	(0.08	)%(c)	1.39%	1.93%	1.52%	1.47%
Portfolio turnover rate	39%	4	%(b)	51%	57%	41%	90%

80	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Mid-Cap Value Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.68	$15.15		$13.66	$14.55		$20.04	$18.34

Gain from investment operations:
Net investment income (loss) (a)	0.21	0.00	(e)	0.20	0.22		0.29	0.32
Net realized and unrealized gain (loss) on total investments	0.67	0.53		1.47	(0.87)		(4.49)	3.29

Total gain (loss) from investment operations	0.88	0.53		1.67	(0.65)		(4.20)	3.61

Less distributions from:
Net investment income	(0.21)	—		(0.18)	(0.21)		(0.23)	(0.29)
Net realized gains	—	—		—	(0.03)		(1.06)	(1.62)

Total distributions	(0.21)	—		(0.18)	(0.24)		(1.29)	(1.91)

Net asset value, end of period	$16.35	$15.68		$15.15	$13.66		$14.55	$20.04

TOTAL RETURN	5.59%	3.50	%(b)	12.35%	(3.94)%		(22.09)%	20.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$155,210	$172,489		$167,576	$140,846		$152,818	$198,698
Ratio of expenses to average net assets before expense waiver and reimbursement	0.70%	0.72	%(c)	0.69%	0.92%		0.79%	0.79%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70%	0.72	%(c)	0.69%	0.74%		0.62%	0.63%
Ratio of net investment income (loss) to average net assets	1.22%	(0.03	)%(c)	1.43%	2.03%		1.69%	1.65%
Portfolio turnover rate	39%	4	%(b)	51%	57%		41%	90%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.94	$15.40		$13.89	$13.89

Gain from investment operations:
Net investment income (loss) (a)	0.22	0.00	(e)	0.22	0.00	(e)
Net realized and unrealized gain on total investments	0.68	0.54		1.48	—

Total gain (loss) from investment operations	0.90	0.54		1.70	0.00	(e)

Less distributions from:
Net investment income	(0.23)	—		(0.19)	—
Net realized gains	—	—		—	—

Total distributions	(0.23)	—		(0.19)	—

Net asset value, end of period	$16.61	$15.94		$15.40	$13.89

TOTAL RETURN	5.71%	3.44	%(b)	12.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$313,155	$248,261		$170,223	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61%	0.67	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61%	0.67	%(c)	0.64%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	1.30%	0.00	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	39%	4	%(b)	51%	57%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	81

Financial highlights

Small-Cap Equity Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.13	$12.58		$11.02	$12.12	$15.43	$15.91

Gain from investment operations:
Net investment income (loss) (a)	0.08	0.00	(e)	0.09	0.09	0.12	0.19
Net realized and unrealized gain (loss) on total investments	0.74	0.55		1.55	(1.13)	(2.36)	0.99

Total gain (loss) from investment operations	0.82	0.55		1.64	(1.04)	(2.24)	1.18

Less distributions from:
Net investment income	(0.07)	—		(0.08)	(0.06)	(0.15)	(0.11)
Net realized gains	—	—		—	—	(0.92)	(1.55)

Total distributions	(0.07)	—		(0.08)	(0.06)	(1.07)	(1.66)

Net asset value, end of period	$13.88	$13.13		$12.58	$11.02	$12.12	$15.43

TOTAL RETURN	6.25%	4.37	%(b)	14.94%	(8.34)%	(15.23)%	7.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$648,675	$404,053		$365,132	$253,985	$190,667	$181,032
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.58	%(c)	0.52%	0.57%	0.53%	0.57%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46%	0.54	%(c)	0.51%	0.53%	0.53%	0.55%
Ratio of net investment income (loss) to average net assets	0.53%	0.13	%(c)	0.75%	1.01%	0.91%	1.16%
Portfolio turnover rate	100%	3	%(b)	87%	91%	114%	127%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.94	$12.41		$10.88	$11.95	$15.23	$15.73

Gain from investment operations:
Net investment income (loss) (a)	0.04	0.00	(e)	0.06	0.07	0.09	0.15
Net realized and unrealized gain (loss) on total investments	0.74	0.53		1.52	(1.11)	(2.34)	0.98

Total gain (loss) from investment operations	0.78	0.53		1.58	(1.04)	(2.25)	1.13

Less distributions from:
Net investment income	(0.04)	—		(0.05)	(0.03)	(0.11)	(0.08)
Net realized gains	—	—		—	—	(0.92)	(1.55)

Total distributions	(0.04)	—		(0.05)	(0.03)	(1.03)	(1.63)

Net asset value, end of period	$13.68	$12.94		$12.41	$10.88	$11.95	$15.23

TOTAL RETURN	5.96%	4.35	%(b)	14.64%	(8.57)%	(15.39)%	7.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$469,155	$479,234		$490,390	$351,575	$285,643	$267,273
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.83	%(c)	0.77%	0.82%	0.78%	0.81%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71%	0.79	%(c)	0.76%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	0.30%	(0.11	)%(c)	0.50%	0.76%	0.66%	0.92%
Portfolio turnover rate	100%	3	%(b)	87%	91%	114%	127%

82	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Small-Cap Equity Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.89	$12.35		$10.83	$11.91		$15.18	$15.66

Gain from investment operations:
Net investment income (loss) (a)	0.04	0.00	(e)	0.06	0.08		0.09	0.15
Net realized and unrealized gain (loss) on total investments	0.73	0.54		1.52	(1.12)		(2.33)	1.01

Total gain (loss) from investment operations	0.77	0.54		1.58	(1.04)		(2.24)	1.16

Less distributions from:
Net investment income	(0.04)	—		(0.06)	(0.04)		(0.11)	(0.09)
Net realized gains	—	—		—	—		(0.92)	(1.55)

Total distributions	(0.04)	—		(0.06)	(0.04)		(1.03)	(1.64)

Net asset value, end of period	$13.62	$12.89		$12.35	$10.83		$11.91	$15.18

TOTAL RETURN	5.97%	4.37	%(b)	14.66%	(8.59)%		(15.37)%	7.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$67,381	$58,724		$56,094	$47,020		$50,731	$68,843
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	0.83	%(c)	0.76%	1.04%		0.87%	0.86%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.79	%(c)	0.74%	0.71%		0.72%	0.69%
Ratio of net investment income (loss) to average net assets	0.27%	(0.12	)%(c)	0.51%	0.86%		0.71%	0.95%
Portfolio turnover rate	100%	3	%(b)	87%	91%		114%	127%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.11	$12.57		$11.02	$11.02

Gain from investment operations:
Net investment income (loss) (a)	0.06	0.00	(e)	0.06	0.00	(e)
Net realized and unrealized gain on total investments	0.75	0.54		1.56	—

Total gain (loss) from investment operations	0.81	0.54		1.62	0.00	(e)

Less distributions from:
Net investment income	(0.07)	—		(0.07)	—
Net realized gains	—	—		—	—

Total distributions	(0.07)	—		(0.07)	—

Net asset value, end of period	$13.85	$13.11		$12.57	$11.02

TOTAL RETURN	6.13%	4.30	%(b)	14.81%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$151,593	$90,330		$46,963	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	0.73	%(c)	0.68%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61%	0.69	%(c)	0.66%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	0.40%	(0.05	)%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	100%	3	%(b)	87%	91%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	83

Financial highlights

Enhanced International Equity Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.11	$6.82		$6.71	$6.85	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.21	0.00	(e)	0.18	0.17	0.27
Net realized and unrealized gain (loss) on total investments	(0.52)	0.29		0.08	(0.20)	(3.41)

Total gain (loss) from investment operations	(0.31)	0.29		0.26	(0.03)	(3.14)

Less distributions from:
Net investment income	(0.18)	—		(0.15)	(0.11)	(0.01)
Net realized gains	—	—		—	—	—

Total distributions	(0.18)	—		(0.15)	(0.11)	(0.01)

Net asset value, end of period	$6.62	$7.11		$6.82	$6.71	$6.85

TOTAL RETURN	(4.51)%	4.25	%(b)	3.88%	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$536,415	$536,717		$518,371	$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.66	%(c)	0.53%	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.55	%(c)	0.53%	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	2.97%	0.17	%(c)	2.74%	3.20%	3.85	%(c)
Portfolio turnover rate	92%	10	%(b)	146%	107%	88	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

84	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Enhanced Large-Cap Growth Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.05	$8.63		$7.77	$7.99	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.10	0.00	(e)	0.10	0.09	0.07
Net realized and unrealized gain (loss) on total investments	0.86	0.42		0.85	(0.27)	(2.06)

Total gain (loss) from investment operations	0.96	0.42		0.95	(0.18)	(1.99)

Less distributions from:
Net investment income	(0.09)	—		(0.09)	(0.04)	(0.02)
Net realized gains	(0.38)	—		—	—	—

Total distributions	(0.47)	—		(0.09)	(0.04)	(0.02)

Net asset value, end of period	9.54	$9.05		$8.63	$7.77	$7.99

TOTAL RETURN	10.78%	4.87	%(b)	12.22%	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$818,884	$777,478		$737,787	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.47	%(c)	0.40%	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37%	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.05%	0.41	%(c)	1.21%	1.39%	0.90	%(c)
Portfolio turnover rate	121%	8	%(b)	130%	141%	111	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	85

Financial highlights

Enhanced Large-Cap Value Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.72	$7.48		$7.10	$8.03	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.15	0.01		0.14	0.15	0.19
Net realized and unrealized gain (loss) on total investments	0.32	0.23		0.36	(0.97)	(2.14)

Total gain (loss) from investment operations	0.47	0.24		0.50	(0.82)	(1.95)

Less distributions from:
Net investment income	(0.11)	—		(0.12)	(0.11)	(0.02)
Net realized gains	(0.07)	—		—	—	—

Total distributions	(0.18)	—		(0.12)	(0.11)	(0.02)

Net asset value, end of period	$8.01	$7.72		$7.48	$7.10	$8.03

TOTAL RETURN	6.19%	3.21	%(b)	7.12%	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$800,221	$752,004		$726,396	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.47	%(c)	0.40%	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37%	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.79%	1.44	%(c)	1.87%	2.50%	2.64	%(c)
Portfolio turnover rate	114%	10	%(b)	54%	66%	70	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

86	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Social Choice Equity Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.21	$9.81		$8.92	$9.72	$12.25	$10.97

Gain from investment operations:
Net investment income (loss) (a)	0.19	0.01		0.18	0.16	0.20	0.20
Net realized and unrealized gain (loss) on total investments	0.52	0.39		0.86	(0.79)	(2.46)	1.38

Total gain (loss) from investment operations	0.71	0.40		1.04	(0.63)	(2.26)	1.58

Less distributions from:
Net investment income	(0.17)	—		(0.15)	(0.17)	(0.15)	(0.18)
Net realized gains	—	—		—	0.00 (e)	(0.12)	(0.12)

Total distributions	(0.17)	—		(0.15)	(0.17)	(0.27)	(0.30)

Net asset value, end of period	$10.75	$10.21		$9.81	$8.92	$9.72	$12.25

TOTAL RETURN	6.94%	4.08	%(b)	11.74%	(5.98)%	(18.81)%	14.65%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$452,268	$287,199		$255,997	$177,486	$165,991	$186,561
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19%	0.28	%(c)	0.20%	0.24%	0.21%	0.23%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19%	0.22	%(c)	0.20%	0.22%	0.21%	0.20%
Ratio of net investment income (loss) to average net assets	1.74%	0.81	%(c)	1.86%	2.18%	1.82%	1.66%
Portfolio turnover rate	19%	0	%(b)	16%	16%	15%	30%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.30	$9.91		$9.01	$9.81	$12.37	$11.08

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.00	(e)	0.15	0.14	0.17	0.17
Net realized and unrealized gain (loss) on total investments	0.53	0.39		0.88	(0.79)	(2.48)	1.40

Total gain (loss) from investment operations	0.69	0.39		1.03	(0.65)	(2.31)	1.57

Less distributions from:
Net investment income	(0.14)	—		(0.13)	(0.15)	(0.13)	(0.16)
Net realized gains	—	—		—	0.00 (e)	(0.12)	(0.12)

Total distributions	(0.14)	—		(0.13)	(0.15)	(0.25)	(0.28)

Net asset value, end of period	$10.85	$10.30		$9.91	$9.01	$9.81	$12.37

TOTAL RETURN	6.71%	3.94	%(b)	11.52%	(6.17)%	(19.02)%	14.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$335,015	$409,282		$423,195	$377,937	$294,803	$145,444
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44%	0.52	%(c)	0.45%	0.49%	0.45%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44%	0.47	%(c)	0.45%	0.47%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	1.50%	0.55	%(c)	1.60%	1.92%	1.57%	1.43%
Portfolio turnover rate	19%	0	%(b)	16%	16%	15%	30%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	87

Financial highlights	concluded

Social Choice Equity Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40	$9.04		$8.23	$8.99		$11.35	$10.18

Gain from investment operations:
Net investment income (loss) (a)	0.15	0.01		0.15	0.14		0.18	0.18
Net realized and unrealized gain (loss) on total investments	0.48	0.35		0.80	(0.74)		(2.27)	1.29

Total gain (loss) from investment operations	0.63	0.36		0.95	(0.60)		(2.09)	1.47

Less distributions from:
Net investment income	(0.15)	—		(0.14)	(0.16)		(0.15)	(0.18)
Net realized gains	—	—		—	0.00	(e)	(0.12)	(0.12)

Total distributions	(0.15)	—		(0.14)	(0.16)		(0.27)	(0.30)

Net asset value, end of period	$9.88	$9.40		$9.04	$8.23		$8.99	$11.35

TOTAL RETURN	6.71%	3.98	%(b)	11.62%	(6.16)%		(18.81)%	14.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$199,997	$163,749		$157,804	$144,580		$150,123	$173,911
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41%	0.44	%(c)	0.37%	0.56%		0.49%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.41%	0.39	%(c)	0.37%	0.38%		0.28%	0.21%
Ratio of net investment income (loss) to average net assets	1.53%	0.64	%(c)	1.67%	2.02%		1.75%	1.63%
Portfolio turnover rate	19%	0	%(b)	16%	16%		15%	30%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.18	$9.79		$8.92	$8.92

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.01		0.17	0.00	(e)
Net realized and unrealized gain on total investments	0.52	0.38		0.85	—

Total gain (loss) from investment operations	0.69	0.39		1.02	0.00	(e)

Less distributions from:
Net investment income	(0.16)	—		(0.15)	—
Net realized gains	—	—		—	—

Total distributions	(0.16)	—		(0.15)	—

Net asset value, end of period	$10.71	$10.18		$9.79	$8.92

TOTAL RETURN	6.79%	3.98	%(b)	11.48%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$83,157	$77,584		$55,609	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%	0.43	%(c)	0.35%	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.37	%(c)	0.35%	0.37	%(c)
Ratio of net investment income (loss) to average net assets	1.61%	0.68	%(c)	1.77%	0.00	%(c)
Portfolio turnover rate	19%	0	%(b)	16%	16%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

88	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and the Social Choice Equity Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008–2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2011, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, net operating losses, utilization of tax equalization credits, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	89

Notes to financial statements

compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended October 31, 2011, there were no significant transfers between levels by the Funds.

As of October 31, 2011, 100% of the value of investments in the Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund were valued based on Level 1 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of October 31, 2011:

90	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer discretionary	$251,291,830	$1,090,332	$—	$252,382,162
Consumer staples	247,311,205	19,437,409	—	266,748,614
Energy	240,423,469	—	—	240,423,469
Financials	259,986,799	—	—	259,986,799
Health care	283,316,998	9,241,796	—	292,558,794
Industrials	231,175,338	—	—	231,175,338
Information technology*	432,755,324	6,287,830	—	439,043,154
Materials	82,075,178	—	—	82,075,178
Telecommunication services	64,130,730	—	—	64,130,730
Utilities	45,714,099	—	—	45,714,099
Short-term investments	24,540,573	25,000,000	—	49,540,573

Total	$2,162,721,543	$61,057,367	$—	$2,223,778,910

International Equity
Finland	$—	$97,059,383	$—	$97,059,383
Germany	—	436,941,086	—	436,941,086
India	—	84,728,947	—	84,728,947
Japan	—	330,836,737	—	330,836,737
Macau	—	106,385,971	—	106,385,971
Sweden	—	127,086,454	—	127,086,454
Switzerland	—	422,795,852	—	422,795,852
United Kingdom	—	624,815,006	—	624,815,006
Other	—	76,196,633	—	76,196,633
Short-term investments	90,351,117	—	—	90,351,117

Total	$90,351,117	$2,306,846,069	$—	$2,397,197,186

Emerging Markets Equity
Brazil	$—	$62,673,320	$—	$62,673,320
China*	6,025,071	47,510,916	—	53,535,987
Hong Kong	—	11,192,356	—	11,192,356
India	—	24,238,062	—	24,238,062
Indonesia	—	13,253,440	—	13,253,440
Korea	—	58,556,204	—	58,556,204
Malaysia	—	8,324,811	—	8,324,811
Mexico	590,958	14,134,353	—	14,725,311
Philippines	—	9,045,087	—	9,045,087
Russia	—	26,444,951	—	26,444,951
South Africa	—	23,271,185	—	23,271,185
Taiwan	—	32,218,684	—	32,218,684
Thailand	—	8,196,948	—	8,196,948
Other*	6,970,253	37,633,780	—	44,604,033
Corporate bonds	—	326	—	326
Short-term investments	20,930,005	—	—	20,930,005

Total	$34,516,287	$376,694,423	$—	$411,210,710

Large-Cap Growth
Consumer discretionary	$226,525,046	$2,589,399	$—	$229,114,445
Consumer staples	60,942,186	—	—	60,942,186
Energy	80,465,114	8,456,215	—	88,921,329
Financials	47,096,818	—	—	47,096,818
Health care*	180,376,588	—	—	180,376,588
Industrials	144,842,446	1,113,284	—	145,955,730
Information technology	447,426,653	—	—	447,426,653
Materials	47,848,708	—	—	47,848,708
Telecommunication services	27,704,430	—	—	27,704,430
Short-term investments	8,605,438	—	—	8,605,438

Total	$1,271,833,427	$12,158,898	$—	$1,283,992,325

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	91

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Total

Large-Cap Value
Consumer discretionary	$206,405,741	$—	$—	$206,405,741
Consumer staples	151,778,702	7,167,679	—	158,946,381
Energy*	219,440,461	7,844,070	—	227,284,531
Financials	546,827,856	12,786,386	—	559,614,242
Health care*	251,259,213	4,358,117	—	255,617,330
Industrials	177,987,411	14,205,005	—	192,192,416
Information technology	266,437,936	2,754,786	—	269,192,722
Materials	59,236,720	1,309,040	—	60,545,760
Telecommunication services	88,038,008	—	—	88,038,008
Utilities	136,422,434	—	—	136,422,434
Short-term investments	89,307,953	—	—	89,307,953

Total	$2,193,142,435	$50,425,083	$—	$2,243,567,518

Mid-Cap Growth
Consumer discretionary	$230,411,486	$—	$—	$230,411,486
Consumer staples	69,990,974	8,958,574	—	78,949,548
Energy	80,000,939	23,137,463	—	103,138,402
Financials	87,999,919	—	—	87,999,919
Health care*	163,533,588	—	—	163,533,588
Industrials	158,528,352	—	—	158,528,352
Information technology	238,699,641	3,004,262	—	241,703,903
Materials	93,723,145	—	—	93,723,145
Telecommunication services	17,179,215	—	—	17,179,215
Short-term investments	71,903,015	25,000,000	—	96,903,015

Total	$1,211,970,274	$60,100,299	$—	$1,272,070,573

Mid-Cap Value
Consumer discretionary	$331,617,547	$10,721,205	$—	$342,338,752
Consumer staples	184,404,282	7,883,164	—	192,287,446
Energy*	232,461,825	6,559,175	—	239,021,000
Financials	707,863,816	—	—	707,863,816
Health care*	188,917,243	1,785,250	—	190,702,493
Industrials	249,049,638	—	—	249,049,638
Information technology	209,686,090	—	—	209,686,090
Materials	144,788,752	20,765,603	—	165,554,355
Telecommunication services	21,219,814	—	—	21,219,814
Utilities	284,999,735	—	—	284,999,735
Short-term investments	42,452,868	57,997,564	—	100,450,432

Total	$2,597,461,610	$105,711,961	$—	$2,703,173,571

Enhanced International Equity Index
Australia	$—	$46,921,520	$—	$46,921,520
France	—	47,517,981	—	47,517,981
Germany	—	42,735,788	—	42,735,788
Hong Kong	—	14,836,881	—	14,836,881
Italy	—	13,731,484	—	13,731,484
Japan	—	111,661,660	—	111,661,660
Netherlands	—	28,120,630	—	28,120,630
Spain	—	19,248,796	—	19,248,796
Sweden	—	17,002,182	—	17,002,182
Switzerland	—	42,918,931	—	42,918,931
United Kingdom*	20,224,376	84,574,472	—	104,798,848
Other	3,665,900	41,403,285	—	45,069,185
Short-term investments	21,730,846	—	—	21,730,846

Total	$45,621,122	$510,673,610	$—	$556,294,732

92	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Social Choice Equity
Consumer discretionary	$125,215,895	$—	$—	$125,215,895
Consumer staples	92,128,680	—	—	92,128,680
Energy	106,223,766	—	—	106,223,766
Financials	191,589,428	—	26,977	191,616,405
Health care	123,130,864	—	—	123,130,864
Industrials	120,902,067	—	—	120,902,067
Information technology	182,038,421	—	—	182,038,421
Materials	53,014,991	—	—	53,014,991
Telecommunication services	22,264,905	—	—	22,264,905
Utilities	50,027,218	—	—	50,027,218

Total	$1,066,536,235	$—	$26,977	$1,066,563,212

*	Includes American Depositary Receipts in Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Social Choice Equity Fund

Balance as of October 31, 2010	$—
Realized gain (loss)	—
Transfer in at market value	26,977
Change in unrealized appreciation (depreciation)	—
Gross purchases	—
Gross sales	—

Balance as of October 31, 2011	$26,977

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	93

Notes to financial statements

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. The receivable and/or payable for the variation margin are reflected in the Statements of Assets and Liabilities. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended October 31, 2011, the Small-Cap Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At October 31, 2011, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized appreciation/ (depreciation)

Small-Cap Equity	Mini Russell 2000 Index	130	$9,610,900	December 2011	$657,686

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Emerging Markets Equity Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Fund are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2011, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

94	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

	Investment management fee range		Investment management fee - effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund				Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Growth & Income*	0.39%-0.45%		0.44%	0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44-0.50		0.49	0.25	0.25	0.15	0.60	0.85	0.99	0.75
Emerging Markets Equity*	0.79-0.85		0.85	0.25	0.25	0.15	0.95	1.20	1.34	1.10
Large-Cap Growth*	0.39-0.45		0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39-0.45		0.44	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42-0.48		0.46	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42-0.48		0.44	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42-0.48	f	0.42	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Enhanced International Equity Index	0.45	f	0.45	—	—	—	0.55	—	—	—
Enhanced Large-Cap Growth Index	0.35	f	0.34	—	—	—	0.40	—	—	—
Enhanced Large-Cap Value Index	0.35	f	0.34	—	—	—	0.40	—	—	—
Social Choice Equity	0.15		0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
f

During the period May 1, 2010 to April 30, 2011, Advisors voluntarily waived a portion of the investment management fees. The investment management fee ranges after the waiver were as follows: Enhanced International Equity Index Fund, 0.35%–0.45% of average daily net assets; Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund, 0.25%–0.35% of average daily net assets; and Small-Cap Equity Fund, 0.40%–0.45% of average daily net assets. Advisors has agreed to continue the Small-Cap Equity Fund investment management fee waiver for the period May 1, 2011 to April 30, 2012. This voluntary waiver may be terminated by the Board of Trustees after the first six months.

‡

Maximum expense amounts reflect all expenses, excluding acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Emerging Markets Equity Fund, TIAA, an affiliate, invested in the Fund. In addition, certain other funds within the Trust and affiliates make investments in the Funds.

The following is the percentage of the Fund shares owned by other funds within the trust and by affiliates as of October 31, 2011:

Underlying Fund	TIAA	TIAA-CREF Funds	TIAA Access	Total

Growth & Income	—	33%	3%	36%
International Equity	—	22%	4%	26%
Emerging Markets Equity	1%	95%	—	96%
Large-Cap Growth	—	63%	1%	64%
Large-Cap Value	—	37%	4%	41%
Mid-Cap Growth	—	5%	6%	11%
Mid-Cap Value	—	2%	7%	9%
Small-Cap Equity	—	26%	5%	31%
Enhanced International Equity Index	—	100%	—	100%
Enhanced Large-Cap Growth Index	—	99%	—	99%
Enhanced Large-Cap Value Index	—	100%	—	100%
Social Choice Equity	—	—	2%	2%

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2010	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Withholding expense	Shares at October 31, 2011	Value at October 31, 2011

International Equity Fund
Tecan Group AG.	$60,123,098	$—	$3,796,789	$1,063,405	$967,116	$—	809,009	$51,000,118

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	95

Notes to financial statements

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. Such income is reflected separately in the Statements of Operations. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Funds.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. During the year ended October 31, 2011, the Emerging Markets Equity Fund was a party to an equity-linked note in order to gain exposure to certain foreign equity markets. As of October 31, 2011, the Fund no longer owns the equity-linked note.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At October 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation/ (depreciation)

Growth & Income	$1,986,523,103	$278,908,643	$(41,652,836)	$237,255,807
International Equity	2,588,830,309	50,678,441	(242,311,564)	(191,633,123)
Emerging Markets Equity	430,379,303	12,950,329	(32,118,922)	(19,168,593)
Large-Cap Growth	1,163,404,228	142,175,011	(21,586,914)	120,588,097
Large-Cap Value	2,320,670,750	140,990,391	(218,093,623)	(77,103,232)
Mid-Cap Growth	1,139,487,622	199,476,713	(66,893,762)	132,582,951
Mid-Cap Value	2,437,788,699	385,657,996	(120,273,124)	265,384,872
Small-Cap Equity	1,401,876,010	123,160,033	(87,076,833)	36,083,200
Enhanced International
Equity Index	564,390,480	28,570,183	(36,665,931)	(8,095,748)
Enhanced Large-Cap
Growth Index	717,963,248	121,465,070	(16,410,112)	105,054,958
Enhanced Large-Cap
Value Index	743,769,146	84,842,140	(16,478,250)	68,363,890
Social Choice Equity	988,043,131	151,473,695	(72,953,614)	78,520,081

Purchases and sales: Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the year ended October 31, 2011 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth & Income	$2,664,297,974	$—	$2,423,564,348	$—
International Equity	3,014,380,965	—	2,747,450,815	—
Emerging Markets
Equity	479,803,957	—	201,207,229	—
Large-Cap Growth	2,109,726,440	—	1,838,317,677	—
Large-Cap Value	1,858,846,665	—	1,356,701,891	—
Mid-Cap Growth	1,116,166,186	—	994,237,584	—
Mid-Cap Value	1,375,992,765	—	984,833,821	—
Small-Cap Equity	1,545,678,771	—	1,283,723,193	—
Enhanced International
Equity Index	528,841,059	—	494,490,142	—
Enhanced Large-Cap
Growth Index	975,470,850	—	1,014,068,326	—
Enhanced Large-Cap
Value Index	904,343,817	—	891,821,865	—
Social Choice Equity	289,649,322	—	197,071,373	—

Note 6—distributions to shareholders and other tax items

There were no distributions paid during the period ended Ocotber 31, 2010. The tax character of distributions paid to shareholders during the years ended October 31, 2011 and September 30, 2010 was as follows:

96	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

	10/31/2011			9/30/2010

Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Growth & Income	$19,339,014	$—	$19,339,014	$16,318,559	$—	$16,318,559
International Equity	19,533,487	—	19,533,487	28,182,892	—	28,182,892
Emerging Markets Equity	337,359	—	337,359	—	—	—
Large-Cap Growth	2,410,700	—	2,410,700	3,491,832	—	3,491,832
Large-Cap Value	20,769,531	—	20,769,531	13,933,894	—	13,933,894
Mid-Cap Growth	—	—	—	496,000	—	496,000
Mid-Cap Value	29,897,486	—	29,897,486	18,954,546	—	18,954,546
Small-Cap Equity	4,636,056	—	4,636,056	3,919,379	—	3,919,379
Enhanced International Equity Index	13,412,337	—	13,412,337	8,654,340	—	8,654,340
Enhanced Large-Cap Growth Index	38,606,381	1,038,748	39,645,129	5,837,253	—	5,837,253
Enhanced Large-Cap Value Index	17,933,905	—	17,933,905	9,174,158	—	9,174,158
Social Choice Equity	14,306,740	—	14,306,740	10,988,487	—	10,988,487

As of October 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation/ (depreciation)	Capital loss carryover	Total

Growth & Income	$1,250,635	$17,945,751	$237,255,316	$—	$256,451,702
International Equity	38,511,338	—	(191,738,596)	(751,029,471)	(904,256,729)
Emerging Markets Equity	2,163,217	—	(19,176,850)	(14,064,867)	(31,078,500)
Large-Cap Growth	22,148	11,956,050	120,611,629	—	132,589,827
Large-Cap Value	21,783,674	—	(77,103,968)	(134,608,683)	(189,928,977)
Mid-Cap Growth	—	46,187,786	132,584,615	—	178,772,401
Mid-Cap Value	20,644,427	—	265,621,426	(70,931,220)	215,334,633
Small-Cap Equity	5,895,350	42,374,951	36,083,198	—	84,353,499
Enhanced International Equity Index	15,335,431	—	(8,118,372)	(7,891,974)	(674,915)
Enhanced Large-Cap Growth Index	42,604,069	36,529,764	105,054,960	—	184,188,793
Enhanced Large-Cap Value Index	22,419,665	22,209,035	68,363,893	—	112,992,593
Social Choice Equity	13,413,364	—	78,520,084	(12,033,393)	79,900,055

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At October 31, 2011, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration

Fund	10/31/16	10/31/17	10/31/18	10/31/19	Total

International Equity	$312,152,033	$401,840,220	$37,037,218	$—	$751,029,471
Emerging Markets Equity	—	—	—	14,064,867	14,064,867
Large-Cap Value	99,501,001	35,107,682	—	—	134,608,683
Mid-Cap Value	—	70,931,220	—	—	70,931,220
Enhanced International Equity Index	—	7,891,974	—	—	7,891,974
Social Choice Equity	—	12,033,393	—	—	12,033,393

For the period ended October 31, 2011, the Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Value Index Fund and Social Choice Equity Fund utilized $37,813,048, $117,308,979, $43,026,141, $49,852,600, $19,040,698, $47,894,108, $68,779,670, $14,385,515, $1,038,663 and $19,965,855 respectively, of their capital loss carryover available from prior years.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 7—emerging markets risks

The Emerging Markets Equity Fund invests a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	97

Notes to financial statements	concluded

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended October 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

98	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and Social Choice Equity Fund (twelve of the portfolios constituting the TIAA-CREF Funds; hereinafter referred to as the “Funds”), at October 31, 2011, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2011

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	99

Trustees and officers (unaudited)

TIAA-CREF Funds ▪ October 31, 2011

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	71

Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation; Former Director, Appalachian Mountain Club. Former Director and Investment Committee member, Boston Athenaeum.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	71

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC; Trustee, Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	71	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	71	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	71	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	71

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance. Former Director, Prudential plc, J. Sainsbury plc, British-American Business Council, Scottish & Newcastle plc (brewer), Governor’s Committee on Scholastic Achievement. William T. Grant Foundation, and Federal National Mortgage Association (Fannie Mae).

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	71

Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers. Former Director, The Jeffrey Company and the Jeflion Company (unregistered investment companies).

100	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Disinterested trustees — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	71	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Chairman, Department of Finance (2002–2011), and Director, AIM Investment Center (since 2000), Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin; Professor, University of Texas at Austin (since 1987).	71

Governing Council, Independent Directors Council (mutual fund director organization); Member, Employees Retirement System of the State of Texas Investment Advisory Committee. Former Director/Trustee, USAA Mutual Funds.

Executive officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association (“TIAA”) and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collective, “the TIAA-CREF Fund Complex”) (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008) Vice President, Chief Compliance Officer (2008–2011) and Managing Director, Chief Compliance Officer (since 2011) of Advisors; Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997), Executive Vice President, President of Asset Management (since 2011), Executive Vice President, Asset Management (2010–2011), Executive Vice President, Investments, Research, Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA. CIO of TIAA-CREF Fund Complex (2004–2006). Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Director of TIAA-CREF Asset Management (“TCAM”) (since 10/2011) (Note: TCAM was formerly known as TIAA-CREF Enterprises, Inc. (“Enterprises”) until change of name 9/2011). Manager of TIAA Realty Capital Management, LLC (2004–2006). Director of TIAA-CREF Life Insurance Company (“T-C Life”) (1997–2006). Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance Capital Management, Inc. (“Covariance”) (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of T-C Life (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	101

Trustees and officers (unaudited)	concluded
TIAA-CREF Funds ▪ October 31, 2011

Executive officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008), Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TCAM (since 10/2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director (2006–2009) and Head of Credit Risk Management (2005–2006) of Advisors and Investment Management. Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, T-C Life (2006–2008). Director, TPIS, Advisors and Investment Management (2008).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.

Senior Vice President (since 2010), Vice President (2008–2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, T-C Life (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011), Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006). Director, Covariance (since 2010). Director, TCT Holdings, Inc. (since 2007). Director (2007–2011) and Executive Vice President (2008-2010), TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010), TIAA-CREF Redwood, LLC (since 2006). Director of Tuition Financing (2008-2009). Executive Vice President, T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer, TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800-223-1200.

102	2011 Annual Report ▪ TIAA-CREF Funds: Equity Funds

Important tax information (unaudited)

For the fiscal year ended October 31, 2011, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

	Section 1250	Long-term
Fund	gains	capital gains	Total

Growth & Income	$—	$1,407,011	$1,407,011
International Equity	—	—	—
Emerging Markets Equity	—	—	—
Large-Cap Growth	—	—	—
Large-Cap Value	—	—	—
Mid-Cap Growth	—	4,697,498	4,697,498
Mid-Cap Value	—	—	—
Small-Cap Equity	—	1,505,231	1,505,231
Enhanced International Equity Index	—	—	—
Enhanced Large-Cap Growth Index	39	4,621,625	4,621,664
Enhanced Large-Cap Value Index	—	1,419,148	1,419,148
Social Choice Equity	—	—	—

For the fiscal year ended October 31, 2011, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Growth & Income	100.00%
International Equity	100.00%
Emerging Markets Equity	100.00%
Large-Cap Growth	100.00%
Large-Cap Value	100.00%
Mid-Cap Growth	0.00%
Mid-Cap Value	100.00%
Small-Cap Equity	100.00%
Enhanced International Equity Index	90.69%
Enhanced Large-Cap Growth Index	25.68%
Enhanced Large-Cap Value Index	69.80%
Social Choice Equity	100.00%

For the fiscal year ended October 31, 2011, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth & Income	100.00%
International Equity	0.00%
Emerging Markets Equity	0.00%
Large-Cap Growth	100.00%
Large-Cap Value	100.00%
Mid-Cap Growth	0.00%
Mid-Cap Value	97.15%
Small-Cap Equity	100.00%
Enhanced International Equity Index	0.01%
Enhanced Large-Cap Growth Index	24.89%
Enhanced Large-Cap Value Index	69.52%
Social Choice Equity	100.00%

The International Equity, Emerging Markets Equity, and Enhanced International Equity Index Funds received income from foreign sources during the year ended October 31, 2011 of $62,349,313 ($0.21014 per share), $7,373,569 ($0.19208 per share), and $19,849,904 ($0.24511 per share) respectively, and paid taxes to foreign countries during the year ended October 31, 2011 of $4,890,410 ($0.01648 per share), $774,290 ($0.02017 per share), and $1,504,696 ($0.01858 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds: Equity Funds ▪ 2011 Annual Report	103

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

SGS-SFICOC-US10/81462

Printed on paper containing recycled fiber

eDelivery will save trees, conserve paper and reduce mailbox clutter.
Sign up today at www.tiaa-cref.org/eDelivery
C1835	A12446 (12/11)

730 Third Avenue New York, NY 10017-3206

SGS-SFICOC-US10/81462

Printed on paper containing recycled fiber

C1835	A12446 (12/11)

2011 Annual Report

TIAA-CREF Funds
Equity Index Funds

October 31, 2011

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds on the cover of this report.

          This annual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of October 31, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelvemonth period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	3

About the funds’ benchmarks

Broad-market index

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2011–October 31, 2011).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had this not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	5

Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	28.5
Consumer discretionary	14.3
Industrials	12.4
Consumer staples	12.0
Energy	10.8
Health care	10.5
Materials	5.4
Financials	4.5
Telecommunication services	1.1
Utilities	0.1
Short-term investments	1.3
Other assets & liabilities, net	–0.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	70.0
$4 billion–$15 billion	24.4
Under $4 billion	5.6

Total	100.0

Performance for the twelve months ended October 31, 2011

The Large-Cap Growth Index Fund returned 9.85% for the Institutional Class, compared with the 9.92% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth excels in a rising market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks outpaced the 7.90% return of the broad U.S. market. Large-cap growth issues outperformed the 6.16% return of their value counterparts, which were hampered by a poorly performing financial sector.

          Within the growth category, returns did not differ much by company size. Mid-cap stocks returned 10.08%, while small-cap issues earned 9.84%. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended October 31, 2011, the Russell 1000 Growth Index produced an average annual return of 3.04%—much better than both the –2.05% return of the Russell 1000 Value Index and the 0.55% return of the Russell 3000 Index.

Performance as of October 31, 2011

		Total return	Average annual total return

Large-Cap Growth Index Fund	Inception date	1 year	5 years	since inception

Institutional Class	10/1/2002	9.85%	2.98%	6.92%
Retirement Class	10/1/2002	9.51	2.70	6.61

Russell 1000 Growth Index	—	9.92	3.04	7.03	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

6	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Energy and consumer sectors shine

For the twelve months, all nine industry sectors of the fund’s benchmark produced positive returns. Energy (up 16.1%) and technology (up 9.3%) were among the leading contributors to the benchmark’s performance. Together, they made up almost 40% of the index’s market capitalization at period-end.

          Despite mixed signals about the nation’s economic health, consumer spending was up 2.7% at the end of October, compared with one year earlier. That helped the consumer staples and consumer discretionary sectors climb 14.8% and 14.0%, respectively. These sectors made up more than one-quarter of the benchmark.

Three of the benchmark’s largest stocks score outsized gains

Three of the five largest stocks in the Russell 1000 Growth Index posted double-digit gains that far exceeded that of the index. Apple, the benchmark’s largest issue in terms of market capitalization at period-end, produced an impressive 34.5% gain. Technology bellwether IBM also recorded a double-digit return; it gained 30.8%, followed by Exxon Mobil with a 20.3% return. Lagging the index were technology giants Microsoft (up 2.4%) and Google (down 3.4%).

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Large-Cap Growth Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$940.24	$0.39
Retirement Class	1,000.00	937.81	1.61

5% annual hypothetical return
Institutional Class	1,000.00	1,024.80	0.41
Retirement Class	1,000.00	1,023.54	1.68

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	7

Large-Cap Value Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	25.8
Energy	12.4
Health care	12.2
Information technology	9.1
Industrials	8.9
Consumer discretionary	8.8
Consumer staples	7.8
Utilities	7.5
Telecommunication services	4.6
Materials	2.7
Short-term investments	1.1
Other assets & liabilities, net	–0.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	72.2
$4 billion–$15 billion	19.2
Under $4 billion	8.6

Total	100.0

Performance for the twelve months ended October 31, 2011

The Large-Cap Value Index Fund returned 6.13% for the Institutional Class, compared with the 6.16% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value lags the broad market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks outpaced the 7.90% return of the broad U.S. market. However, large-cap value issues were hampered by a 5.9% loss in the financial sector, the largest in the Russell 1000 Value Index. In contrast, large-cap growth stocks returned 9.92%.

          Within the value category, large caps outperformed both mid- and small-cap stocks, which rose 5.83% and 3.54%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Performance as of October 31, 2011

		Total return	Average annual total return

Large-Cap Value Index Fund	Inception date	1 year	5 years	since inception

Institutional Class	10/1/2002	6.13%	–2.07%	6.61%
Retirement Class	10/1/2002	5.88	–2.31	6.31

Russell 1000 Value Index	—	6.16	–2.05	6.69	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

8	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

          For the five years ended October 31, 2011, the average annual return of the Russell 1000 Value Index was –2.05%, versus 3.04% for the Russell 1000 Growth Index and 0.55% for the Russell 3000 Index.

Energy drives the benchmark higher

For the period, eight of the nine industry sectors of the Russell 1000 Value Index posted positive returns. Energy stocks led the way with a 20.9% gain. Three defensive sectors—utilities, health care and consumer staples—were up 12.0%, 11.7% and 10.4%, respectively. Together, these four sectors made up almost one-half of the benchmark’s market capitalization on October 31, 2011.
          These double-digit gains were tempered in part by losses in the financial sector, which made up more than one-quarter of the benchmark’s market capitalization at period-end.

Index’s five largest stocks register gains

All of the five largest stocks in the index posted gains for the twelve months. Chevron, the benchmark’s largest component, soared 31.3%, buoyed by strong performance from the energy sector. Pharmaceutical giant Pfizer climbed 15.3%, followed by AT&T, General Electric and Procter & Gamble which returned 8.8%, 7.7% and 3.9%, respectively.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Large-Cap Value Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$905.59	$0.38
Retirement Class	1,000.00	904.48	1.58

5% annual hypothetical return
Institutional Class	1,000.00	1,024.80	0.41
Retirement Class	1,000.00	1,023.54	1.68

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	9

Equity Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	18.7
Financials	15.8
Consumer discretionary	11.7
Health care	11.4
Energy	11.2
Industrials	11.0
Consumer staples	9.4
Materials	4.1
Utilities	3.8
Telecommunication services	2.7
Short-term investments	3.2
Other assets & liabilities, net	–3.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	65.8
$4 billion–$15 billion	19.2
Under $4 billion	15.0

Total	100.0

Performance for the twelve months ended October 31, 2011

The Equity Index Fund returned 7.88% for the Institutional Class, compared with the 7.90% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund.

          For the period, the fund performed in line with its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

October rally gives stocks a twelve-month gain

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000 Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Large-cap stocks set the pace with a gain of 8.01%, but mid caps nearly matched them with a return of 7.85%. Small-cap issues lagged, returning 6.71%, as investors favored larger companies because of their generally lower volatility and greater access to credit. (Returns by investment style and market capitalization are based on the Russell indexes.)

Performance as of October 31, 2011

		Total return	Average annual total return

Equity Index Fund	Inception date	1 year	5 years		10 years

Institutional Class	7/1/1999	7.88%	0.55%		4.31%
Retirement Class	3/31/2006	7.61	0.30		4.18	*
Retail Class	3/31/2006	7.54	0.37		4.22	*
Premier Class	9/30/2009	7.60	0.49	*	4.28	*

Russell 3000 Index	—	7.90	0.55		4.37

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

10	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Energy and consumer stocks excel in a rising market

For the period, eight of the benchmark’s nine industry sectors scored gains, with five achieving double-digit results. Energy stocks far surpassed any other sector, climbing 18.5%. Despite mixed signals about the nation’s economic health, consumer spending was up 2.7% at the end of October, compared with one year earlier. That helped the consumer staples and consumer discretionary sectors rise 12.2% and 11.7%, respectively. Together, the pair made up more than one-fifth of the benchmark’s market capitalization at the end of the period.

          Health care performed well, earning 10.0%, and technology returned 8.0%. Only the financial sector, the benchmark’s largest, posted a loss. U.S. banks and other financial companies were down 2.9%, as they continued to struggle with the housing slump at home and the debt crisis in Europe.

Four of the largest stocks score outstanding results

Four of the five largest issues in the Russell 3000 Index, in terms of market capitalization, produced double-digit gains, reflecting the market’s preference for large-cap stocks during the period. Two technology giants, Apple and IBM, led the way, climbing 34.5% and 30.8%, respectively. In the energy sector, Chevron returned 31.3%, while Exxon Mobil earned 20.3%. Microsoft trailed with a gain of 2.4%.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Equity Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$916.75	$0.34
Retirement Class	1,000.00	915.88	1.55
Retail Class	1,000.00	915.25	1.45
Premier Class	1,000.00	916.59	1.06

5% annual hypothetical return
Institutional Class	1,000.00	1,024.85	0.36
Retirement Class	1,000.00	1,023.59	1.63
Retail Class	1,000.00	1,023.69	1.53
Premier Class	1,000.00	1,024.10	1.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class, 0.32% for the Retirement Class, 0.30% for the Retail Class and 0.22% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	11

S&P 500 Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Information technology	19.5
Financials	14.4
Energy	12.2
Health care	11.4
Consumer staples	11.0
Consumer discretionary	10.6
Industrials	10.5
Utilities	3.7
Materials	3.5
Telecommunication services	3.0
Short-term investments	0.9
Other assets & liabilities, net	–0.7

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	80.9
$4 billion–$15 billion	17.7
Under $4 billion	1.4

Total	100.0

Performance for the twelve months ended October 31, 2011

The S&P 500 Index Fund returned 7.96% for the Institutional Class, compared with the 8.09% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

October rally gives stocks a twelve-month gain

Volatility in the global stock markets increased during the twelve months covered by this report. After six consecutive months of gains, the S&P 500 Index suffered losses from May to September amid growing concerns about a slowing global economy and the intensifying debt crisis in Europe. Global equity markets rebounded strongly in October, as signs of an improving U.S. economy encouraged investors. This lifted U.S. stocks solidly back into positive territory for the twelve-month period ended October 31, 2011.

          The return of the S&P 500 surpassed the 7.90% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the market value of the Russell index consisted of small- and mid-cap stocks at the end of the period, and both categories lagged the large-cap stocks of the S&P 500.

          For the five years ended October 31, 2011, however, large caps trailed the broad market by a considerable margin. The S&P 500 Index posted an average annual return of 0.25%, versus 0.55% for the Russell 3000 Index.

Performance as of October 31, 2011

		Total return	Average annual total return

S&P 500 Index Fund	Inception date	1 year	5 years	since inception

Institutional Class	10/1/2002	7.96%	0.20%	6.40%
Retirement Class	10/1/2002	7.75	–0.03	6.11

S&P 500 Index	—	8.09	0.25	6.49*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

12	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Nine of ten sectors advance

For the period, nine of the benchmark’s ten industry sectors posted gains, with five achieving double-digit results. Energy stocks, which made up about one-eighth of the market capitalization of the S&P 500 at period-end, climbed 19.2% and provided the largest contribution to the benchmark’s rise. Consumer discretionary and consumer staples, which together constituted more than one-fifth of the index, returned 12.7% and 11.3%, respectively. Information technology, the benchmark’s largest sector, was up 8.8%.

          Only the financial sector posted a loss; it was down 5.9%, as U.S. banks continued to struggle with the housing slump at home and the debt crisis in Europe.

Four of the benchmark’s five largest stocks post strong gains

Four of the five largest stocks in the S&P 500 Index recorded double-digit returns for the twelve-month period. Technology bellwether Apple, the benchmark’s second-largest individual component at period-end, climbed 34.5%. Chevron and IBM gained 31.3% and 30.8%, respectively. Exxon Mobil, the largest issue in the index, was next with a 20.3% return. General Electric lagged with a 7.7% gain.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

S&P 500 Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$928.43	$0.34
Retirement Class	1,000.00	927.45	1.55

5% annual hypothetical return
Institutional Class	1,000.00	1,024.85	0.36
Retirement Class	1,000.00	1,023.59	1.63

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	13

Small-Cap Blend Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	22.0
Information technology	17.3
Industrials	15.4
Consumer discretionary	13.2
Health care	12.4
Energy	6.8
Materials	4.5
Utilities	3.7
Consumer staples	3.6
Telecommunication services	0.9
Short-term investments	14.3
Other assets & liabilities, net	–14.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	0.1
$4 billion–$15 billion	0.4
Under $4 billion	99.5

Total	100.0

Performance for the twelve months ended October 31, 2011

The Small-Cap Blend Index Fund returned 6.64% for the Institutional Class, compared with the 6.71% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small-cap stocks lag the broad market

After six consecutive months of gains, U.S. stocks, as measured by the Russell 3000® Index, suffered an accelerating decline from May to September, as investors found much to worry them. Concerns included a slowing global economy, the downgrade of the United States’ sovereign credit rating by Standard & Poor’s and an intensifying debt crisis in Europe. However, a vigorous October rally lifted the index 11.51%, enabling it to post a positive return for the twelve-month period.

          Small caps trailed the 7.90% return of the broad U.S. market. Within the small-cap category, growth issues strongly outperformed value, 9.84% to 3.54%. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended October 31, 2011, the Russell 2000 Index generated an average annual return of 0.68%, compared with the 0.55% average return of the Russell 3000.

Performance as of October 31, 2011

		Total return	Average annual total return

Small-Cap Blend Index Fund*	Inception date	1 year	5 years	since inception

Institutional Class	10/1/2002	6.64%	0.69%	9.34%
Retirement Class	10/1/2002	6.30	0.45	9.06

Russell 2000 Index	—	6.71	0.68	9.41	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

14	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Small caps rise across all industry sectors

During the period, all nine sectors of the benchmark posted gains, with four recording double-digit returns. The largest contributions to performance came from the health care (up 11.7%), consumer discretionary (up 6.7%) and technology (up 4.7%) sectors. Together, these three sectors made up more than 40% of the benchmark’s market capitalization on October 31, 2011. Solid double-digit advances from the consumer staples, energy and utilities sectors also helped drive the benchmark higher.

     The smallest gain came from financial services—the bechmark’s largest sector—which was negatively affected by concerns about continued weakness in the housing market and the debt crisis in Europe. It returned 3.0%.

Index’s five largest stocks post double-digit advances

The five largest stocks in the benchmark all turned in strong results. In descending order of market capitalization at period-end, the index’s five largest stocks and their returns were as follows: managed-care company HealthSpring (up 84.8%), semiconductor maker NetLogic Microsystems (up 63.7%), real estate investment trust Home Properties (up 12.8%), aviation and marine fuel supplier World Fuel Services (up 41.8%) and Jack Henry & Associates, which provides computer systems to banks (up 21.0%).

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Small-Cap Blend Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$862.48	$0.38
Retirement Class	1,000.00	861.44	1.55

5% annual hypothetical return
Institutional Class	1,000.00	1,024.80	0.41
Retirement Class	1,000.00	1,023.54	1.68

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	15

International Equity Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	23.3
Industrials	11.9
Consumer staples	11.0
Materials	10.2
Consumer discretionary	10.1
Health care	9.1
Energy	8.6
Telecommunication services	6.0
Information technology	4.7
Utilities	4.5
Short-term investments	10.9
Other assets & liabilities, net	–10.3

Total	100.0

Holdings by country

% of portfolio investments as of 10/31/2011

Japan	18.6
United Kingdom	17.8
Australia	8.0
France	7.9
Switzerland	7.6
Germany	7.3
Netherlands	4.4
Spain	3.0
Sweden	2.6
Hong Kong	2.4
20 other nations	10.6
Short-term investments	9.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	69.2
$4 billion–$15 billion	25.2
Under $4 billion	5.6

Total	100.0

Performance for the twelve months ended October 31, 2011

The International Equity Index Fund returned –5.32% for the Institutional Class, compared with the –4.08% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return trailed that of its benchmark because of the effect of expenses, the timing of foreign currency valuations and fair value pricing adjustments. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Foreign stocks retreat, while U.S. shares advance

For the twelve months, the MSCI EAFE Index, which tracks stocks in 22 developed nations outside North America, lagged the 7.90% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After gaining 12.71% from November 2010 through April 2011, the EAFE declined in May and was sharply lower over the summer on renewed fears of a worldwide economic slowdown and worsening conditions in Europe. A global stock rally lifted the index 9.64% in October, though not enough to erase the earlier losses.

          An increase in the value of the yen and pound, relative to the dollar, during the period curbed the EAFE’s losses for U.S. investors (the euro was flat against the dollar). In terms of local currencies, the index returned –7.03%.

          For the five years ended October 31, 2011, the average annual return of the EAFE was –2.41%, versus 0.55% for the Russell 3000.

Performance as of October 31, 2011

		Total return	Average annual total return

International Equity Index Fund*	Inception date	1 year	5 years		since fund inception

Institutional Class	10/1/2002	–5.32%	–2.54%		8.41%
Retirement Class	10/1/2002	–5.54	–2.76		8.10
Premier Class	9/30/2009	–5.44	–2.59	†	8.37	†

MSCI EAFE Index	—	–4.08	–2.41		8.61	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

‡	Performance is calculated from the inception date of the Institutional Class.

16	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Europe’s woes drive the benchmark lower

The EAFE’s European Economic and Monetary Union segment, made up of eleven nations, returned –12.1% for the period, exerting a substantial drag on the benchmark’s performance. French stocks dropped 11.5%; German equity markets fell 7.1%. (All returns are in U.S. dollars.)

          Gains from other European countries offset some of these losses. Stocks in both Switzerland and the United Kingdom—the index’s largest country component—returned about 2%. Within the Pacific sector, Japanese stocks fell 2.3%, while Australian equities rose 3.5%.

          Among the five largest stocks in the EAFE index, in terms of market capitalization on October 31, 2011, Nestlé, the index’s largest issue, returned 10.4%, while BP (up 12.5%) produced the highest return. The only loss came from British bank HSBC Holdings, which fell 12.0%. Rounding out the top five were British mobile telecommunications company Vodafone (up 8.4%) and Swiss pharmaceutical giant Novartis (up 2.4%).

The fund lags a declining market

Although this is an index fund, the fund’s returns may sometimes diverge from the return of its benchmark index more than would be expected. This divergence may be the result of the timing of foreign currency valuations or the result of the fund’s fair value pricing adjustments. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark returns. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

$10,000 invested at fund’s inception

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

International Equity Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$839.12	$0.42
Retirement Class	1,000.00	838.48	1.58
Premier Class	1,000.00	838.85	1.11

5% annual hypothetical return
Institutional Class	1,000.00	1,024.75	0.46
Retirement Class	1,000.00	1,023.49	1.73
Premier Class	1,000.00	1,024.00	1.22

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class, 0.34% for the Retirement Class and 0.24% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	17

Emerging Markets Equity Index Fund

Portfolio composition

Sector	% of net assets as of 10/31/2011

Financials	25.7
Materials	13.9
Energy	13.7
Information technology	12.5
Telecommunication services	8.0
Consumer discretionary	7.9
Consumer staples	7.3
Industrials	6.6
Utilities	3.4
Health care	1.0
Short-term investments	3.7
Other assets & liabilities, net	–3.7

Total	100.0

Holdings by country

% of portfolio investments as of 10/31/2011

China	14.8
Brazil	14.5
Korea	14.1
Taiwan	10.3
South Africa	7.1
India	6.9
Russia	6.3
Mexico	4.6
Malaysia	3.2
Indonesia	2.7
16 other nations	11.9
Short-term investments	3.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2011

Over $15 billion	51.7
$4 billion–$15 billion	33.5
Under $4 billion	14.8

Total	100.0

Performance for the twelve months ended October 31, 2011

The Emerging Markets Equity Index Fund returned –9.36% for the Institutional Class, compared with the –7.72% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return trailed that of its benchmark primarily due to the effect of expenses, the timing of foreign currency valuations and fair value pricing adjustments. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging stocks trail in a volatile market

Emerging market stocks advanced 9.74% during the first half of the reporting period before succumbing to a sharp sell-off in the global markets that began in May and continued through September. The declines resulted from concerns about a worldwide economic slowdown and the intensifying debt crisis in Europe. Despite a rally that brought double-digit gains in October, the MSCI Emerging Markets Index ended the period in negative territory.

          For the twelve-month period ended October 31, 2011, emerging market stocks trailed both the –4.08% return of the 22 developed markets included in the MSCI EAFE Index and the 7.90% gain of the broad U.S. market, as measured by the Russell 3000® Index. The return from emerging markets was –6.18% in terms of local currencies; losses for U.S. investors were magnified by a stronger dollar.

Performance as of October 31, 2011

		Total return	Average annual total return

Emerging Markets Equity Index Fund*	Inception date	1 year	since inception

Institutional Class	8/31/2010	–9.36%	2.30%
Retirement Class	8/31/2010	–9.61	2.06
Retail Class	8/31/2010	–9.64	1.96
Premier Class	8/31/2010	–9.50	2.17

MSCI Emerging Markets Index	—	–7.72	4.70	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

18	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Outsized losses in China and Brazil push the benchmark lower

China and Brazil were the two largest country components of the MSCI Emerging Markets Index at period-end; they made up almost one-third of its market capitalization. Chinese stocks declined 15.8% and Brazil’s 12.6%, exerting a substantial drag on index performance. The much smaller Indian market fell 20.0%.

          These losses were partly offset by gains in several other markets, including Korea (up 6.2%), Malaysia (up 3.5%) and Russia (up 0.2%). (All returns are in U.S. dollars.)

          Three of the five largest stocks in the index, in terms of market capitalization on October 31, 2011, recorded double-digit gains during the period. Korean electronics maker Samsung, the benchmark’s largest individual component, soared 32.7%. Taiwan Semiconductor and Russian energy company Gazprom were next; they advanced 25.0% and 10.2%, respectively. Telecommunications giants China Mobile (down 1.6%) and Mexico’s América Móvil (down 9.0%) rounded out the top five.

The fund trails a declining market

Although this is an index fund, the fund’s returns may sometimes diverge from the return of its benchmark index more than would be expected. This divergence may be the result of the timing of foreign currency valuations or the result of the fund’s fair value pricing adjustments. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark returns. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

$10,000 invested at fund’s inception

Institutional Class (inception August 31, 2010)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2011

Emerging Markets Equity Index Fund	Beginning account value (5/1/11)	Ending account value (10/31/11)	Expenses paid during period* (5/1/11– 10/31/11)

Actual return
Institutional Class	$1,000.00	$825.81	$1.15
Retirement Class	1,000.00	824.90	2.30
Retail Class	1,000.00	824.72	2.94
Premier Class	1,000.00	825.00	1.84

5% annual hypothetical return
Institutional Class	1,000.00	1,023.95	1.28
Retirement Class	1,000.00	1,022.68	2.55
Retail Class	1,000.00	1,021.98	3.26
Premier Class	1,000.00	1,023.19	2.04

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2011. The fund’s annualized six-month expense ratio for that period was 0.25% for the Institutional Class, 0.50% for the Retirement Class, 0.64% for the Retail Class and 0.40% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	19

Summary portfolio of investments

Large-Cap Growth Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$6,463,686	0.9%

BANKS			1,170,827	0.1

CAPITAL GOODS
70,703		3M Co	5,586,952	0.8
73,792		Boeing Co	4,854,775	0.7
72,648		Caterpillar, Inc	6,862,330	0.9
47,295		Deere & Co	3,589,691	0.5
84,742		Emerson Electric Co	4,077,785	0.6
88,684		Honeywell International, Inc	4,647,042	0.6
97,567		United Technologies Corp	7,608,274	1.0
		Other	35,219,568	4.7

			72,446,417	9.8

COMMERCIAL & PROFESSIONAL SERVICES			4,114,663	0.6

CONSUMER DURABLES & APPAREL
40,231		Nike, Inc (Class B)	3,876,257	0.5
		Other	8,363,016	1.1

			12,239,273	1.6

CONSUMER SERVICES
116,920		McDonald’s Corp	10,856,023	1.4
84,469		Starbucks Corp	3,576,418	0.5
		Other	13,211,615	1.8

			27,644,056	3.7

DIVERSIFIED FINANCIALS
71,630		American Express Co	3,625,911	0.5
88,493	e	iShares Russell 1000 Growth Index Fund	5,160,027	0.8
		Other	10,909,881	1.4

			19,695,819	2.7

ENERGY
409,662		Exxon Mobil Corp	31,990,505	4.3
103,109		Halliburton Co	3,852,152	0.5
152,907		Schlumberger Ltd	11,234,078	1.6
		Other	33,031,361	4.4

			80,108,096	10.8

FOOD & STAPLES RETAILING
49,228		Costco Wholesale Corp	4,098,231	0.6
97,382		Walgreen Co	3,233,082	0.4
152,444		Wal-Mart Stores, Inc	8,646,623	1.1
		Other	4,264,899	0.6

			20,242,835	2.7

FOOD, BEVERAGE & TOBACCO
175,977		Altria Group, Inc	4,848,166	0.7
222,624		Coca-Cola Co	15,209,671	2.1
178,805		PepsiCo, Inc	11,255,774	1.5
181,363		Philip Morris International, Inc	12,671,834	1.6
		Other	13,276,150	1.8

			57,261,595	7.7

HEALTH CARE EQUIPMENT & SERVICES
57,846		Baxter International, Inc	3,180,373	0.4
104,071		Medtronic, Inc	3,615,427	0.5
		Other	30,242,924	4.1

			37,038,724	5.0

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
49,692		Colgate-Palmolive Co	$4,490,666	0.6%
		Other	7,515,305	1.0

			12,005,971	1.6

INSURANCE			270,330	0.0

MATERIALS
104,652		Du Pont (E.I.) de Nemours & Co	5,030,622	0.7
106,749		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,297,716	0.6
60,397		Monsanto Co	4,393,882	0.6
34,187		Praxair, Inc	3,475,792	0.5
		Other	23,030,484	3.0

			40,228,496	5.4

MEDIA
135,498		Comcast Corp (Class A)	3,177,427	0.4
86,518	*	DIRECTV	3,933,107	0.5
		Other	15,526,750	2.1

			22,637,284	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
164,461		Abbott Laboratories	8,859,514	1.2
27,228	*	Biogen Idec, Inc	3,168,250	0.4
52,151	*	Celgene Corp	3,380,949	0.5
88,690	*	Gilead Sciences, Inc	3,694,826	0.5
63,013		Johnson & Johnson	4,057,407	0.5
		Other	17,516,738	2.3

			40,677,684	5.4

REAL ESTATE
27,009		Simon Property Group, Inc	3,469,036	0.5
		Other	9,109,026	1.2

			12,578,062	1.7

RETAILING
40,955	*	Amazon.com, Inc	8,744,302	1.2
108,588		Home Depot, Inc	3,887,450	0.5
		Other	24,256,766	3.3

			36,888,518	5.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,460,468	2.4

SOFTWARE & SERVICES
72,754		Accenture plc	4,384,155	0.6
28,360	*	Google, Inc (Class A)	16,807,270	2.2
136,485		International Business Machines Corp	25,199,225	3.4
12,087		Mastercard, Inc (Class A)	4,197,089	0.6
836,220		Microsoft Corp	22,268,538	3.1
432,817		Oracle Corp	14,183,412	2.0
		Other	37,846,136	5.0

			124,885,825	16.9

TECHNOLOGY HARDWARE & EQUIPMENT
104,206	*	Apple, Inc	42,180,504	5.7
231,858	*	EMC Corp	5,682,839	0.8
188,132		Qualcomm, Inc	9,707,610	1.3
		Other	11,558,208	1.5

			69,129,161	9.3

TELECOMMUNICATION SERVICES			8,334,707	1.1

20	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Growth Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TRANSPORTATION
82,793		United Parcel Service, Inc (Class B)	$5,815,381	0.8%
		Other	9,678,813	1.3

			15,494,194	2.1

UTILITIES			594,579	0.1

		TOTAL COMMON STOCKS
		(Cost $626,943,612)	739,611,270	99.6

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,578,184	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	9,578,184	1.3

			9,578,184	1.3

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $9,578,184)	9,578,184	1.3

		TOTAL PORTFOLIO
		(Cost $636,521,796)	749,189,454	100.9
		OTHER ASSETS & LIABILITIES, NET	(6,834,321)	(0.9)

		NET ASSETS	$742,355,133	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	21

Summary portfolio of investments

Large-Cap Value Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$9,100,794	1.1%

BANKS
64,685		PNC Financial Services Group, Inc	3,474,231	0.5
236,815		US Bancorp	6,060,096	0.8
562,309		Wells Fargo & Co	14,569,427	1.8
		Other	16,067,095	1.9

			40,170,849	5.0

CAPITAL GOODS
1,303,556		General Electric Co	21,782,421	2.8
		Other	29,296,029	3.6

			51,078,450	6.4

COMMERCIAL & PROFESSIONAL SERVICES			6,641,344	0.8

CONSUMER DURABLES & APPAREL			6,286,107	0.8

CONSUMER SERVICES			5,208,580	0.7

DIVERSIFIED FINANCIALS
1,245,411		Bank of America Corp	8,506,157	1.1
152,627		Bank of New York Mellon Corp	3,247,903	0.4
357,207		Citigroup, Inc	11,284,169	1.4
63,668		Goldman Sachs Group, Inc	6,974,829	0.9
77,000	e	iShares Russell 1000 Value Index Fund	4,856,390	0.6
488,476		JPMorgan Chase & Co	16,979,426	2.1
189,891		Morgan Stanley	3,349,677	0.4
		Other	20,937,090	2.6

			76,135,641	9.5

ENERGY
51,873		Anadarko Petroleum Corp	4,072,030	0.5
33,624		Apache Corp	3,349,959	0.4
233,051		Chevron Corp	24,482,007	3.1
173,794		ConocoPhillips	12,104,751	1.5
52,006		Devon Energy Corp	3,377,790	0.4
158,990		Exxon Mobil Corp	12,415,528	1.6
52,115		National Oilwell Varco, Inc	3,717,362	0.5
71,199		Occidental Petroleum Corp	6,617,234	0.8
		Other	28,441,587	3.6

			98,578,248	12.4

FOOD & STAPLES RETAILING
166,739		CVS Corp	6,052,625	0.7
		Other	4,679,286	0.6

			10,731,911	1.3

FOOD, BEVERAGE & TOBACCO
203,155		Kraft Foods, Inc (Class A)	7,146,994	0.9
		Other	20,551,925	2.6

			27,698,919	3.5

HEALTH CARE EQUIPMENT & SERVICES
133,165		UnitedHealth Group, Inc	6,390,589	0.8
		Other	19,627,290	2.5

			26,017,879	3.3

HOUSEHOLD & PERSONAL PRODUCTS
320,143		Procter & Gamble Co	20,485,950	2.5
		Other	2,942,405	0.4

			23,428,355	2.9

Shares		Company	Value	% of net assets

INSURANCE
215,236	*	Berkshire Hathaway, Inc (Class B)	$16,758,274	2.2%
100,948		Metlife, Inc	3,549,331	0.4
		Other	40,258,617	5.0

			60,566,222	7.6

MATERIALS
144,494		Dow Chemical Co	4,028,494	0.5
59,931		Newmont Mining Corp	4,005,189	0.5
		Other	13,220,119	1.7

			21,253,802	2.7

MEDIA
191,221		Comcast Corp (Class A)	4,484,132	0.6
282,158		News Corp (Class A)	4,943,408	0.6
131,695		Time Warner, Inc	4,608,008	0.6
232,340		Walt Disney Co	8,104,019	1.0
		Other	5,609,090	0.7

			27,748,657	3.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
108,320		Amgen, Inc	6,203,486	0.8
209,681		Bristol-Myers Squibb Co	6,623,823	0.8
268,226		Johnson & Johnson	17,271,072	2.2
379,458		Merck & Co, Inc	13,091,301	1.6
971,130		Pfizer, Inc	18,703,964	2.4
		Other	9,355,849	1.1

			71,249,495	8.9

REAL ESTATE			28,501,895	3.6

RETAILING
160,069		Lowe’s Cos, Inc	3,364,650	0.4
80,219		Target Corp	4,391,990	0.6
		Other	14,394,054	1.8

			22,150,694	2.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
651,717		Intel Corp	15,993,135	2.0
		Other	7,436,034	0.9

			23,429,169	2.9

SOFTWARE & SERVICES
43,534		Visa, Inc (Class A)	4,059,982	0.5
		Other	11,118,632	1.5

			15,178,614	2.0

TECHNOLOGY HARDWARE & EQUIPMENT
676,024		Cisco Systems, Inc	12,526,725	1.6
244,258		Hewlett-Packard Co	6,499,706	0.8
		Other	14,551,859	1.9

			33,578,290	4.3

TELECOMMUNICATION SERVICES
727,909		AT&T, Inc	21,335,012	2.7
269,159		Verizon Communications, Inc	9,953,500	1.2
		Other	5,579,825	0.7

			36,868,337	4.6

TRANSPORTATION
50,607		Union Pacific Corp	5,038,938	0.6
		Other	8,519,365	1.1

			13,558,303	1.7

22	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

UTILITIES
70,816		Dominion Resources, Inc	$3,653,396	0.5%
163,685		Duke Energy Corp	3,342,448	0.4
81,499		Exelon Corp	3,617,740	0.5
104,683		Southern Co	4,522,305	0.5
		Other	44,969,459	5.6

			60,105,348	7.5

		TOTAL COMMON STOCKS
		(Cost $863,042,517)	795,265,903	99.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,001,671	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	9,001,671	1.1

			9,001,671	1.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $9,001,671)	9,001,671	1.1

		TOTAL PORTFOLIO
		(Cost $872,044,188)	804,267,574	100.9
		OTHER ASSETS & LIABILITIES, NET	(6,868,786)	(0.9)

		NET ASSETS	$797,398,788	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	23

Summary portfolio of investments

Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$23,182,161	1.0%

BANKS
808,764		Wells Fargo & Co	20,955,074	0.9
		Other	47,357,674	2.0

			68,312,748	2.9

CAPITAL GOODS
117,526		3M Co	9,286,905	0.4
106,685		Caterpillar, Inc	10,077,464	0.5
1,748,952		General Electric Co	29,224,988	1.2
151,236		United Technologies Corp	11,793,382	0.5
		Other	130,266,234	5.6

			190,648,973	8.2

COMMERCIAL & PROFESSIONAL SERVICES			22,434,555	1.0

CONSUMER DURABLES & APPAREL			31,898,320	1.4

CONSUMER SERVICES
170,335		McDonald’s Corp	15,815,605	0.8
		Other	38,681,635	1.5

			54,497,240	2.3

DIVERSIFIED FINANCIALS
173,835		American Express Co	8,799,528	0.4
1,663,277		Bank of America Corp	11,360,182	0.5
477,035		Citigroup, Inc	15,069,537	0.6
85,696		Goldman Sachs Group, Inc	9,387,997	0.4
145,342	e	iShares Russell 3000 Index Fund	10,781,470	0.5
655,708		JPMorgan Chase & Co	22,792,411	1.0
75,000	e	SPDR Trust Series 1	9,408,750	0.5
		Other	54,807,100	2.1

			142,406,975	6.0

ENERGY
330,542		Chevron Corp	34,723,436	1.5
231,051		ConocoPhillips	16,092,701	0.7
809,973		Exxon Mobil Corp	63,250,791	2.7
133,756		Occidental Petroleum Corp	12,431,282	0.5
223,138		Schlumberger Ltd	16,393,948	0.7
		Other	118,354,182	5.1

			261,246,340	11.2

FOOD & STAPLES RETAILING
291,277		Wal-Mart Stores, Inc	16,521,232	0.8
		Other	29,336,293	1.2

			45,857,525	2.0

FOOD, BEVERAGE & TOBACCO
343,129		Altria Group, Inc	9,453,204	0.4
324,613		Coca-Cola Co	22,177,560	0.9
271,765		Kraft Foods, Inc (Class A)	9,560,692	0.5
260,023		PepsiCo, Inc	16,368,448	0.7
292,143		Philip Morris International, Inc	20,412,031	0.9
		Other	46,187,081	1.9

			124,159,016	5.3

HEALTH CARE EQUIPMENT & SERVICES
177,554		UnitedHealth Group, Inc	8,520,815	0.4
		Other	92,258,424	3.9

			100,779,239	4.3

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
459,039		Procter & Gamble Co	$29,373,905	1.2%
		Other	20,607,226	0.9

			49,981,131	2.1

INSURANCE
288,834	*	Berkshire Hathaway, Inc (Class B)	22,488,614	1.0
		Other	63,876,460	2.8

			86,365,074	3.8

MATERIALS			95,187,437	4.1

MEDIA
455,062		Comcast Corp (Class A)	10,671,203	0.5
312,479		Walt Disney Co	10,899,267	0.5
		Other	50,942,008	2.1

			72,512,478	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
255,204		Abbott Laboratories	13,747,839	0.6
282,260		Bristol-Myers Squibb Co	8,916,593	0.4
450,811		Johnson & Johnson	29,027,720	1.2
507,301		Merck & Co, Inc	17,501,885	0.7
1,299,282		Pfizer, Inc	25,024,171	1.1
		Other	71,163,384	3.1

			165,381,592	7.1

REAL ESTATE			72,257,318	3.1

RETAILING
60,023	*	Amazon.com, Inc	12,815,512	0.6
262,804		Home Depot, Inc	9,408,382	0.5
		Other	68,895,618	2.8

			91,119,512	3.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
874,893		Intel Corp	21,469,873	1.0
		Other	42,264,270	1.7

			63,734,143	2.7

SOFTWARE & SERVICES
41,371	*	Google, Inc (Class A)	24,518,108	1.0
199,659		International Business Machines Corp	36,863,042	1.6
1,223,508		Microsoft Corp	32,582,019	1.4
633,837		Oracle Corp	20,770,839	0.9
		Other	102,707,748	4.4

			217,441,756	9.3

TECHNOLOGY HARDWARE & EQUIPMENT
152,146	*	Apple, Inc	61,585,658	2.6
908,196		Cisco Systems, Inc	16,828,872	0.7
340,729	*	EMC Corp	8,351,268	0.4
328,937		Hewlett-Packard Co	8,753,014	0.4
275,691		Qualcomm, Inc	14,225,656	0.6
		Other	45,660,426	2.0

			155,404,894	6.7

TELECOMMUNICATION SERVICES
973,913		AT&T, Inc	28,545,389	1.2
467,016		Verizon Communications, Inc	17,270,251	0.7
		Other	17,315,408	0.8

			63,131,048	2.7

24	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TRANSPORTATION
121,563		United Parcel Service, Inc (Class B)	$8,538,585	0.4%
		Other	36,294,082	1.4

			44,832,667	1.8

UTILITIES			87,981,406	3.8

		TOTAL COMMON STOCKS
		(Cost $2,088,192,900)	2,330,753,548	99.8

RIGHTS/WARRANTS

ENERGY			0	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	0	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
74,533,279	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	74,533,279	3.2

			74,533,279	3.2

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $74,533,279)	74,533,279	3.2

		TOTAL PORTFOLIO
		(Cost $2,162,726,179)	2,405,286,827	103.0
		OTHER ASSETS & LIABILITIES, NET	(69,436,578)	(3.0)

		NET ASSETS	$2,335,850,249	100.0%

Abbreviation(s):
SPDR – Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	25

Summary portfolio of investments

S&P 500 Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$8,520,333	0.7%

BANKS
567,243		Wells Fargo & Co	14,697,265	1.2
		Other	17,111,991	1.4

			31,809,256	2.6

CAPITAL GOODS
76,239		3M Co	6,024,406	0.5
69,301		Caterpillar, Inc	6,546,172	0.5
1,138,833		General Electric Co	19,029,899	1.5
97,636		United Technologies Corp	7,613,654	0.6
		Other	59,347,174	4.8

			98,561,305	7.9

COMMERCIAL & PROFESSIONAL SERVICES			6,729,045	0.5

CONSUMER DURABLES & APPAREL			12,263,951	1.0

CONSUMER SERVICES
110,851		McDonald’s Corp	10,292,515	0.8
		Other	15,264,201	1.2

			25,556,716	2.0

DIVERSIFIED FINANCIALS
111,421		American Express Co	5,640,132	0.4
1,086,497		Bank of America Corp	7,420,775	0.6
313,503		Citigroup, Inc	9,903,560	0.8
54,347		Goldman Sachs Group, Inc	5,953,714	0.5
418,897		JPMorgan Chase & Co	14,560,859	1.2
57,000	e	SPDR Trust Series 1	7,150,650	0.6
		Other	28,076,141	2.2

			78,705,831	6.3

ENERGY
215,186		Chevron Corp	22,605,289	1.8
147,517		ConocoPhillips	10,274,559	0.8
522,337		Exxon Mobil Corp	40,789,295	3.3
87,327		Occidental Petroleum Corp	8,116,171	0.7
144,866		Schlumberger Ltd	10,643,306	0.9
		Other	58,106,551	4.7

			150,535,171	12.2

FOOD & STAPLES RETAILING
188,855		Wal-Mart Stores, Inc	10,711,855	0.9
		Other	17,779,778	1.4

			28,491,633	2.3

FOOD, BEVERAGE & TOBACCO
222,616		Altria Group, Inc	6,133,071	0.5
246,681		Coca-Cola Co	16,853,246	1.3
189,763		Kraft Foods, Inc (Class A)	6,675,863	0.5
170,034		PepsiCo, Inc	10,703,640	0.9
188,713		Philip Morris International, Inc	13,185,377	1.1
		Other	24,024,508	2.0

			77,575,705	6.3

HEALTH CARE EQUIPMENT & SERVICES
115,634		UnitedHealth Group, Inc	5,549,275	0.4
		Other	43,521,453	3.6

			49,070,728	4.0

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
295,203		Procter & Gamble Co	$18,890,040	1.5%
		Other	10,653,536	0.9

			29,543,576	2.4

INSURANCE
188,938	*	Berkshire Hathaway, Inc (Class B)	14,710,712	1.2
		Other	30,728,958	2.5

			45,439,670	3.7

MATERIALS			43,675,794	3.5

MEDIA
295,380		Comcast Corp (Class A)	6,926,661	0.6
199,419		Walt Disney Co	6,955,734	0.6
		Other	24,402,008	1.9

			38,284,403	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
167,241		Abbott Laboratories	9,009,273	0.7
99,114		Amgen, Inc	5,676,258	0.4
183,273		Bristol-Myers Squibb Co	5,789,594	0.5
294,407		Johnson & Johnson	18,956,866	1.6
330,674		Merck & Co, Inc	11,408,253	0.9
838,222		Pfizer, Inc	16,144,156	1.3
		Other	25,110,629	2.0

			92,095,029	7.4

REAL ESTATE			22,840,186	1.8

RETAILING
39,018	*	Amazon.com, Inc	8,330,733	0.7
168,081		Home Depot, Inc	6,017,301	0.5
		Other	31,859,288	2.6

			46,207,322	3.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
564,148		Intel Corp	13,844,191	1.2
		Other	16,583,104	1.3

			30,427,295	2.5

SOFTWARE & SERVICES
27,058	*	Google, Inc (Class A)	16,035,654	1.3
128,304		International Business Machines Corp	23,688,767	2.0
801,091		Microsoft Corp	21,333,052	1.7
424,492		Oracle Corp	13,910,603	1.1
		Other	44,301,054	3.6

			119,269,130	9.7

TECHNOLOGY HARDWARE & EQUIPMENT
99,598	*	Apple, Inc	40,315,278	3.3
590,936		Cisco Systems, Inc	10,950,044	0.9
221,881	*	EMC Corp	5,438,303	0.4
222,866		Hewlett-Packard Co	5,930,464	0.5
180,473		Qualcomm, Inc	9,312,407	0.8
		Other	19,735,375	1.5

			91,681,871	7.4

TELECOMMUNICATION SERVICES
636,654		AT&T, Inc	18,660,328	1.5
304,114		Verizon Communications, Inc	11,246,136	0.9
		Other	7,093,322	0.6

			36,999,786	3.0

26	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

S&P 500 Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TRANSPORTATION
105,381		United Parcel Service, Inc (Class B)	$7,401,961	0.6%
		Other	16,657,242	1.4

			24,059,203	2.0

UTILITIES			45,474,387	3.7

		TOTAL COMMON STOCKS
		(Cost $1,225,160,828)	1,233,817,326	99.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,914,750	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	10,914,750	0.9

			10,914,750	0.9

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $10,914,750)	10,914,750	0.9

		TOTAL PORTFOLIO
		(Cost $1,236,075,578)	1,244,732,076	100.7
		OTHER ASSETS & LIABILITIES, NET	(8,116,526)	(0.7)

		NET ASSETS	$1,236,615,550	100.0%

Abbreviation(s):
SPDR — Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	27

Summary portfolio of investments

Small-Cap Blend Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$6,693,531	0.8%

BANKS
53,134		Hancock Holding Co	1,609,960	0.2
32,026	*	Signature Bank	1,785,449	0.2
		Other	51,681,527	6.8

			55,076,936	7.2

CAPITAL GOODS
35,043		Clarcor, Inc	1,698,884	0.2
29,009	e	Heico Corp	1,654,093	0.2
68,225	*	Hexcel Corp	1,685,839	0.2
25,892		Triumph Group, Inc	1,504,325	0.2
		Other	63,896,783	8.2

			70,439,924	9.0

COMMERCIAL & PROFESSIONAL SERVICES
32,369	*	Clean Harbors, Inc	1,886,143	0.3
		Other	29,459,914	3.8

			31,346,057	4.1

CONSUMER DURABLES & APPAREL
30,649	*	Warnaco Group, Inc	1,504,866	0.2
		Other	22,386,584	3.0

			23,891,450	3.2

CONSUMER SERVICES
47,042		Sotheby’s (Class A)	1,656,818	0.2
		Other	29,053,186	3.8

			30,710,004	4.0

DIVERSIFIED FINANCIALS
40,055	e	iShares Russell 2000 Index Fund	2,962,869	0.5
		Other	24,577,652	3.1

			27,540,521	3.6

ENERGY
55,018	*	Complete Production Services, Inc	1,804,591	0.2
61,179	*	CVR Energy, Inc	1,514,792	0.2
23,936	*	Dril-Quip, Inc	1,558,234	0.2
52,529	*,e	Energy XXI Bermuda Ltd	1,542,777	0.2
36,835	*	Rosetta Resources, Inc	1,633,263	0.2
48,928		World Fuel Services Corp	1,949,780	0.3
		Other	42,866,323	5.5

			52,869,760	6.8

FOOD & STAPLES RETAILING
33,881		Ruddick Corp	1,480,940	0.2
		Other	7,006,448	0.9

			8,487,388	1.1

FOOD, BEVERAGE & TOBACCO
24,490	*	TreeHouse Foods, Inc	1,502,216	0.2
		Other	13,045,394	1.6

			14,547,610	1.8

HEALTH CARE EQUIPMENT & SERVICES
46,922	*	Healthspring, Inc	2,530,972	0.3
		Other	48,076,641	6.3

			50,607,613	6.6

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
37,976		Nu Skin Enterprises, Inc (Class A)	$1,918,928	0.2%
		Other	3,137,370	0.4

			5,056,298	0.6

INSURANCE
21,102		ProAssurance Corp	1,615,359	0.2
		Other	18,808,926	2.4

			20,424,285	2.6

MATERIALS
62,211	*	Coeur d’Alene Mines Corp	1,590,736	0.2
		Other	33,004,580	4.3

			34,595,316	4.5

MEDIA			9,990,254	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
43,032	*	Cepheid, Inc	1,543,988	0.2
41,809	*	Cubist Pharmaceuticals, Inc	1,580,799	0.2
42,999		Medicis Pharmaceutical Corp (Class A)	1,646,431	0.2
44,223	*	Onyx Pharmaceuticals, Inc	1,810,048	0.2
36,977	*	Questcor Pharmaceuticals, Inc	1,501,635	0.2
		Other	37,143,237	4.8

			45,226,138	5.8

REAL ESTATE
47,310		American Campus Communities, Inc	1,841,778	0.3
91,543		BioMed Realty Trust, Inc	1,657,844	0.2
103,615		CBL & Associates Properties, Inc	1,593,599	0.2
50,200		Highwoods Properties, Inc	1,555,196	0.2
33,305		Home Properties, Inc	1,961,664	0.3
40,763		Kilroy Realty Corp	1,495,594	0.2
248,033		MFA Mortgage Investments, Inc	1,674,223	0.2
25,311		Mid-America Apartment Communities, Inc	1,579,406	0.2
66,132		National Retail Properties, Inc	1,802,097	0.3
59,309		Tanger Factory Outlet Centers, Inc	1,670,141	0.2
		Other	50,285,748	6.5

			67,117,290	8.8

RETAILING
44,184		Rent-A-Center, Inc	1,508,883	0.2
		Other	28,981,738	3.7

			30,490,621	3.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
47,294	*	Netlogic Microsystems, Inc	2,326,864	0.3
		Other	27,028,161	3.5

			29,355,025	3.8

SOFTWARE & SERVICES
59,666		Jack Henry & Associates, Inc	1,933,774	0.3
82,971	*	Parametric Technology Corp	1,728,285	0.2
58,020	*	SuccessFactors, Inc	1,549,133	0.2
		Other	57,978,582	7.5

			63,189,774	8.2

TECHNOLOGY HARDWARE & EQUIPMENT
44,943	*	Adtran, Inc	1,510,084	0.2
		Other	39,721,767	5.1

			41,231,851	5.3

28	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small-Cap Blend Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES			$6,630,517	0.9%

TRANSPORTATION
24,842	*	Alaska Air Group, Inc	1,652,738	0.2
27,474	*	Genesee & Wyoming, Inc (Class A)	1,626,737	0.2
		Other	13,967,522	1.8

			17,246,997	2.2

UTILITIES
42,063		Cleco Corp	1,550,864	0.2
31,680		Nicor, Inc	1,782,001	0.2
49,772		Piedmont Natural Gas Co, Inc	1,627,047	0.2
35,684		WGL Holdings, Inc	1,527,632	0.2
		Other	22,342,382	2.9

			28,829,926	3.7

		TOTAL COMMON STOCKS
		(Cost $746,238,635)	771,595,086	99.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
110,612,367	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	110,612,367	14.3

			110,612,367	14.3

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $110,612,367)	110,612,367	14.3

		TOTAL PORTFOLIO
		(Cost $856,851,002)	882,207,453	114.1
		OTHER ASSETS & LIABILITIES, NET	(108,691,714)	(14.1)

		NET ASSETS	$773,515,739	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	29

Summary portfolio of investments

International Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
610,898		Australia & New Zealand Banking Group Ltd	$13,804,101	0.6%
754,808	e	BHP Billiton Ltd	29,546,651	1.2
366,500	e	Commonwealth Bank of Australia	18,827,114	0.8
510,489	e	National Australia Bank Ltd	13,634,861	0.6
707,832	e	Westpac Banking Corp	16,426,112	0.7
		Other	117,488,494	4.9

			209,727,333	8.8

AUSTRIA			5,944,219	0.2

BELGIUM
188,928		InBev NV	10,477,216	0.4
		Other	11,156,664	0.5

			21,633,880	0.9

CYPRUS			253,429	0.0

DENMARK
100,101		Novo Nordisk AS (Class B)	10,627,362	0.4
		Other	12,430,328	0.5

			23,057,690	0.9

FINLAND			21,939,321	0.9

FRANCE
225,720		BNP Paribas	10,079,496	0.4
137,491		Groupe Danone	9,531,274	0.4
59,659		LVMH Moet Hennessy Louis Vuitton S.A.	9,888,122	0.4
262,158		Sanofi-Aventis	18,754,523	0.8
498,932	e	Total S.A.	26,032,883	1.1
		Other	135,308,032	5.6

			209,594,330	8.7

GERMANY
106,806		Allianz AG.	11,883,457	0.5
216,024		BASF AG.	15,768,841	0.7
194,573		Bayer AG.	12,396,628	0.5
213,172		DaimlerChrysler AG. (EUR)	10,826,807	0.5
423,898		E.ON AG.	10,222,292	0.4
216,475		SAP AG.	13,089,792	0.6
193,448		Siemens AG.	20,277,373	0.9
		Other	98,961,282	4.1

			193,426,472	8.2

GREECE			2,839,176	0.1

HONG KONG			63,032,167	2.5

INDIA			561,692	0.0

IRELAND			13,905,867	0.6

ISRAEL			15,432,432	0.4

ITALY
565,409		ENI S.p.A.	12,497,744	0.5
		Other	42,604,337	1.8

			55,102,081	2.3

Shares		Company	Value	% of net assets

JAPAN
266,800		Canon, Inc	$12,112,135	0.5%
383,600		Honda Motor Co Ltd	11,471,073	0.5
2,996,180		Mitsubishi UFJ Financial Group, Inc	13,021,208	0.5
648,500		Toyota Motor Corp	21,530,698	0.9
		Other	433,169,575	18.1

			491,304,689	20.5

KAZAKHSTAN			670,132	0.0

LUXEMBOURG			9,618,837	0.4

MACAU			2,825,328	0.1

MEXICO			1,129,768	0.0

NETHERLANDS
844,920		Royal Dutch Shell plc (A Shares)	29,931,043	1.3
633,713		Royal Dutch Shell plc (B Shares)	22,736,453	0.9
383,232		Unilever NV	13,230,571	0.6
		Other	49,118,578	2.1

			115,016,645	4.9

NEW ZEALAND			2,923,790	0.1

NORWAY			20,927,634	0.9

PORTUGAL			5,591,162	0.2

SINGAPORE			39,668,920	1.7

SPAIN
1,984,885		Banco Santander Central Hispano S.A.	16,799,782	0.7
965,724	e	Telefonica S.A.	20,523,177	0.9
		Other	43,024,752	1.8

			80,347,711	3.4

SWEDEN			69,068,805	2.9

SWITZERLAND
514,319		ABB Ltd	9,682,267	0.4
814,117		Nestle S.A.	47,086,623	2.0
548,461		Novartis AG.	30,897,697	1.4
165,132		Roche Holding AG.	27,093,096	1.2
853,275		UBS AG. (Switzerland)	10,783,867	0.4
		Other	75,633,860	3.1

			201,177,410	8.5

TAIWAN			363,703	0.0

UNITED KINGDOM
310,306		Anglo American plc (London)	11,375,965	0.5
324,302		AstraZeneca plc	15,569,471	0.7
796,994		BG Group plc	17,282,028	0.7
502,930		BHP Billiton plc	15,837,003	0.7
4,435,424		BP plc	32,639,561	1.4
467,338		British American Tobacco plc	21,427,594	0.9
587,036		Diageo plc	12,149,159	0.5
1,212,712		GlaxoSmithKline plc	27,216,114	1.1
4,187,054		HSBC Holdings plc	36,533,334	1.5
335,260		Rio Tinto plc	18,137,201	0.8
559,348		Standard Chartered plc	13,052,008	0.6
1,892,856		Tesco plc	12,204,028	0.5
301,039		Unilever plc	10,090,871	0.4
12,049,513		Vodafone Group plc	33,457,704	1.4
		Other	193,578,790	8.1

			470,550,831	19.8

30	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

International Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

UNITED STATES
695,961	d	iShares MSCI EAFE Index Fund	$36,447,478	1.5%

			36,447,478	1.5

		TOTAL COMMON STOCKS
		(Cost $2,573,436,532)	2,384,082,932	99.4

RIGHTS/WARRANTS

AUSTRALIA			0	0.0

HONG KONG			95,240	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	95,240	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
260,107,300	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	260,107,300	10.9

			260,107,300	10.9

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $260,107,300)	260,107,300	10.9

		TOTAL PORTFOLIO
		(Cost $2,833,543,832)	2,644,285,472	110.3
		OTHER ASSETS & LIABILITIES, NET	(246,136,392)	(10.3)

		NET ASSETS	$2,398,149,080	100.0%

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/11, the total value of restricted securities amounted to $649,169 or 0.0% of net assets.

At 10/31/11, the total value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers amounted to $2,601,586 or 0.1% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	31

Summary of market values by sector

International Equity Index Fund ▪ October 31, 2011

Sector	Value	% of net assets

FINANCIALS	$558,458,809	23.3%
INDUSTRIALS	286,039,034	11.9
CONSUMER STAPLES	263,412,860	11.0
MATERIALS	244,900,368	10.2
CONSUMER DISCRETIONARY	241,290,964	10.1
HEALTH CARE	218,714,722	9.1
ENERGY	206,028,641	8.6
TELECOMMUNICATION SERVICES	144,648,437	6.0
INFORMATION TECHNOLOGY	113,160,131	4.7
UTILITIES	107,524,206	4.5
SHORT-TERM INVESTMENTS	260,107,300	10.9
OTHER ASSETS & LIABILITIES, NET	(246,136,392)	(10.3)

NET ASSETS	$2,398,149,080	100.0%

32	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments

Emerging Markets Equity Index Fund ▪ October 31, 2011

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

INDIA			$120	0.0%

		TOTAL CORPORATE BONDS
		(Cost $166)	120	0.0

		TOTAL BONDS
		(Cost $166)	120	0.0

Shares		Company

COMMON STOCKS

BRAZIL
78,204		Banco Bradesco S.A. (Preference)	1,414,354	0.9
93,061		Banco Itau Holding Financeira S.A.	1,774,114	1.1
108,338		Investimentos Itau S.A. - PR	678,355	0.4
145,272		Petroleo Brasileiro S.A.	1,952,924	1.2
171,046		Petroleo Brasileiro S.A. (Preference)	2,124,066	1.4
53,100		Vale S.A.	1,351,895	0.8
81,673		Vale S.A. (Preference)	1,940,914	1.2
		Other	12,603,591	7.4

			23,840,213	14.4

CHILE			2,770,930	1.7

CHINA
3,317,000		Bank of China Ltd	1,180,549	0.7
2,322,350		China Construction Bank	1,706,312	1.0
364,000		China Life Insurance Co Ltd	941,084	0.6
288,000		China Mobile Hong Kong Ltd	2,737,250	1.7
184,000		China Shenhua Energy Co Ltd	841,762	0.5
898,000		CNOOC Ltd	1,697,544	1.0
2,951,000		Industrial & Commercial Bank of China	1,842,791	1.2
84,000		Ping An Insurance Group Co of China Ltd	622,977	0.4
48,200		Tencent Holdings Ltd	1,114,749	0.7
		Other	12,736,012	7.6

			25,421,030	15.4

COLOMBIA			1,476,715	0.9

CZECH REPUBLIC			451,805	0.3

EGYPT			521,759	0.3

FRANCE			18,539	0.0

GERMANY			27,784	0.0

HONG KONG			1,740,933	1.1

HUNGARY			443,779	0.3

INDIA
73,084		HDFC Bank Ltd	728,639	0.5
51,756		Housing Development Finance Corp	728,129	0.5
38,136		ICICI Bank Ltd	718,982	0.4
20,283		Infosys Technologies Ltd	1,186,564	0.7
66,270		Reliance Industries Ltd	1,186,443	0.7
		Other	7,246,258	4.3

			11,795,015	7.1

Shares		Company	Value	% of net assets

INDONESIA
93,500		PT Astra International Tbk	$720,958	0.4%
		Other	3,843,912	2.4

			4,564,870	2.8

KOREA, REPUBLIC OF
3,203		Hyundai Mobis	916,670	0.6
7,246		Hyundai Motor Co	1,459,260	0.9
17,156		KB Financial Group, Inc	664,655	0.4
11,324		Kia Motors Corp	726,003	0.4
2,190		LG Chem Ltd	706,683	0.4
3,092		POSCO	1,071,342	0.7
5,200		Samsung Electronics Co Ltd	4,476,475	2.8
20,176		Shinhan Financial Group Co Ltd	803,754	0.4
		Other	13,244,644	8.0

			24,069,486	14.6

MALAYSIA			5,477,218	3.3

MEXICO
1,946,270	e	America Movil S.A. de C.V. (Series L)	2,484,135	1.5
93,237	e	Fomento Economico Mexicano S.A. de C.V.	625,451	0.4
293,689		Wal-Mart de Mexico S.A. de C.V. (Series V)	758,298	0.4
		Other	3,941,061	2.4

			7,808,945	4.7

MOROCCO			252,045	0.2

PERU			706,135	0.4

PHILIPPINES			1,027,920	0.6

POLAND			2,420,185	1.5

RUSSIA
257,389		Gazprom (ADR)	2,983,746	1.8
25,304		LUKOIL (ADR)	1,465,637	0.9
4,626	f	NovaTek OAO (GDR)
		(purchased 8/31/10, cost $430,579)	645,456	0.4
83,851	f	Rosneft Oil Co (GDR)
		(purchsed 8/31/10, cost $581,203)	594,135	0.4
100,799	*	Sberbank of Russian Federation (ADR)	1,098,709	0.7
		Other	4,080,122	2.4

			10,867,805	6.6

SOUTH AFRICA
18,046		AngloGold Ashanti Ltd	815,654	0.5
80,052		MTN Group Ltd	1,391,368	0.9
18,212		Naspers Ltd (N Shares)	863,976	0.5
28,386		Sasol Ltd	1,276,594	0.8
56,416		Standard Bank Group Ltd	692,747	0.4
		Other	7,046,050	4.2

			12,086,389	7.3

TAIWAN
185,600		Chunghwa Telecom Co Ltd	620,948	0.4
34,500		High Tech Computer Corp	775,338	0.5
424,300		Hon Hai Precision Industry Co, Ltd	1,163,167	0.7
1,162,000		Taiwan Semiconductor Manufacturing Co Ltd	2,831,651	1.7
		Other	12,173,344	7.3

			17,564,448	10.6

THAILAND			2,993,405	1.8

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	33

Summary portfolio of investments	concluded

Emerging Markets Equity Index Fund ▪ October 31, 2011

Shares		Company	Value	% of net assets

TURKEY			$2,104,635	1.3%

UKRAINE			43,387	0.0

UNITED STATES
86,500		Vanguard Emerging Markets ETF	3,588,885	2.2

			3,588,885	2.2

		TOTAL COMMON STOCKS
		(Cost $170,458,067)	164,084,260	99.4

PREFERRED STOCKS

BRAZIL
31,007		Ambev Cia De Bebidas Das	1,035,764	0.6

			1,035,764	0.6

		TOTAL PREFERRED STOCKS
		(Cost $726,937)	1,035,764	0.6

RIGHTS/WARRANTS

KOREA, REPUBLIC OF			12,461	0.0

MEXICO			379	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	12,840	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,130,270	c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust	6,130,270	3.7

			6,130,270	3.7

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $6,130,270)	6,130,270	3.7

		TOTAL PORTFOLIO
		(Cost $177,315,440)	171,263,254	103.7
		OTHER ASSETS & LIABILITIES, NET	(6,058,760)	(3.7)

		NET ASSETS	$165,204,494	100.0%

Abbreviation(s):
ADR – American Depositary Receipt
ETF – Exchange Traded Fund
GDR – Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.
f	Restricted security. At 10/31/2011, the total value of these securities amounted to $3,018,203 or 1.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/11, the total value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers amounted to $180,007 or 0.1% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary of market values by sector

Emerging Markets Equity Index Fund ▪ October 31, 2011

Sector	Value	% of net assets

FINANCIALS	$42,465,859	25.7%
MATERIALS	22,997,107	13.9
ENERGY	22,623,741	13.7
INFORMATION TECHNOLOGY	20,592,831	12.5
TELECOMMUNICATION SERVICES	13,288,400	8.0
CONSUMER DISCRETIONARY	13,050,036	7.9
CONSUMER STAPLES	11,997,038	7.3
INDUSTRIALS	10,819,626	6.6
UTILITIES	5,619,323	3.4
HEALTH CARE	1,679,023	1.0
SHORT-TERM INVESTMENTS	6,130,270	3.7
OTHER ASSETS & LIABILITIES, NET	(6,058,760)	(3.7)

NET ASSETS	$165,204,494	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	35

Statements of assets and liabilities

TIAA-CREF Funds ▪ October 31, 2011

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

ASSETS
Portfolio investments, at value†*	$749,189,454	$804,267,574	$2,405,286,827	$1,244,732,076	$882,207,453	$2,644,285,472	$171,263,254
Cash	—	1,808,888	7,145,287	2,432,475	623,780	4,629,632	202,972
Cash-foreign^	—	—	—	—	—	2,193,864	167,277
Receivable from securities transactions	81,281	865,852	5,896,793	5,895,099	288,410	18,920	1,141,332
Receivable from Fund shares sold	3,136,217	1,324,707	1,962,989	2,268,895	991,524	4,970,410	281,744
Dividends and interest receivable	471,295	1,197,678	2,406,909	1,389,789	555,312	7,284,022	109,722
Due from affiliates	—	—	—	—	—	—	4,278
Other	24,624	25,629	46,602	35,469	26,401	44,814	1,103

Total assets	752,902,871	809,490,328	2,422,745,407	1,256,753,803	884,692,880	2,663,427,134	173,171,682

LIABILITIES
Management fees payable	4,119	4,462	13,096	6,886	4,327	13,730	3,249
Service agreement fees payable	6,029	6,700	7,136	12,227	11,390	22,286	319
Distribution fees payable	—	—	97,401	—	—	14,770	1,209
Due to affiliates	5,129	5,755	16,388	8,567	6,687	18,247	1,178
Overdraft payable	853,884	—	—	—	—	—	—
Payable for collateral for securities loaned	9,578,184	9,001,671	74,533,279	10,914,750	110,612,367	260,107,300	6,130,270
Payable for securities transactions	—	2,974,234	—	8,958,762	371,624	764,869	213,299
Payable for Fund shares redeemed	32,253	28,859	11,885,708	136,392	84,540	3,915,279	1,528,154
Payable for variation margin on futures contracts	—	—	—	—	—	216,300	—
Accrued expenses & other payables	68,140	69,859	342,150	100,669	86,206	205,273	89,510

Total liabilities	10,547,738	12,091,540	86,895,158	20,138,253	111,177,141	265,278,054	7,967,188

NET ASSETS	$742,355,133	$797,398,788	$2,335,850,249	$1,236,615,550	$773,515,739	$2,398,149,080	$165,204,494

NET ASSETS CONSIST OF:
Paid-in-capital	$644,898,840	$838,756,669	$2,099,163,866	$1,210,950,010	$727,515,611	$2,543,815,744	$168,639,420
Undistributed net investment income (loss)	7,980,792	14,855,606	31,536,746	18,014,504	7,229,854	65,418,830	2,645,149
Accumulated net realized gain (loss) on total investments	(23,192,157)	11,563,127	(37,411,029)	(1,005,462)	13,413,738	(21,625,071)	11,301
Net unrealized appreciation (depreciation) on total investments	112,667,658	(67,776,614)	242,560,666	8,656,498	25,356,536	(189,460,423)	(6,091,376)

NET ASSETS	$742,355,133	$797,398,788	$2,335,850,249	$1,236,615,550	$773,515,739	$2,398,149,080	$165,204,494

INSTITUTIONAL CLASS:
Net assets	$568,586,108	$605,062,458	$1,749,383,798	$884,210,880	$447,755,702	$1,647,917,723	$149,206,160
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,552,057	50,481,439	182,614,228	61,958,409	34,006,527	108,189,403	14,567,191

Net asset value per share	$13.06	$11.99	$9.58	$14.27	$13.17	$15.23	$10.24

RETIREMENT CLASS:
Net assets	$173,769,025	$192,336,330	$204,345,117	$352,404,670	$325,760,037	$625,016,326	$9,355,535
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,239,747	15,872,534	21,088,961	24,839,427	24,716,428	40,402,028	915,226

Net asset value per share	$13.12	$12.12	$9.69	$14.19	$13.18	$15.47	$10.22

RETAIL CLASS:
Net assets	$—	$—	$361,203,302	$—	$—	$—	$5,312,675
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	37,143,438	—	—	—	520,552

Net asset value per share	$—	$—	$9.72	$—	$—	$—	$10.21

PREMIER CLASS:
Net assets	$—	$—	$20,918,032	$—	$—	$125,215,031	$1,330,124
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	2,187,987	—	—	8,238,605	130,015

Net asset value per share	$—	$—	$9.56	$—	$—	$15.20	$10.23

* Includes securities loaned of	$9,049,016	$8,473,043	$70,240,399	$10,387,107	$103,495,091	$240,666,341	$5,617,312
† Portfolio investments, cost	$636,521,796	$872,044,188	$2,162,726,179	$1,236,075,578	$856,851,002	$2,833,543,832	$177,315,440
^ Foreign cash, cost	$—	$—	$—	$—	$—	$2,202,780	$168,540

36	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	37

Statements of operations

TIAA-CREF Funds ▪ For the period or year ended October 31, 2011

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

INVESTMENT INCOME
Dividends*	$10,987,226	$18,431,560	$42,467,631	$23,912,758	$10,825,071	$79,543,487	$3,721,747
Interest	1,037	1,640	3,453	1,605	1,527	7,494	638
Income from securities lending	11,890	43,585	228,759	23,483	542,516	193,710	5,726

Total income	11,000,153	18,476,785	42,699,843	23,937,846	11,369,114	79,744,691	3,728,111

EXPENSES
Management fees	287,377	315,011	900,124	471,376	337,906	957,199	206,927
Distribution fees – Retail Class	—	—	534,089	—	—	—	10,707
Distribution fees – Premier Class	—	—	17,636	—	—	128,638	1,830
Fund administration fees	51,202	56,092	160,334	82,938	61,092	171,818	10,422
Custody and accounting fees	35,948	39,530	97,859	36,620	72,011	349,791	299,569
Professional fees	62,004	62,667	78,504	65,143	63,889	89,987	63,486
Shareholder reports	52,049	48,429	110,929	57,117	73,121	117,219	18,945
Shareholder servicing – Institutional Class	4,193	4,678	7,731	3,921	7,871	12,305	1,585
Shareholder servicing – Retirement Class	452,864	500,529	598,840	917,581	1,017,196	1,922,128	13,471
Shareholder servicing – Retail Class	—	—	302,754	—	—	—	7,635
Shareholder servicing – Premier Class	—	—	236	—	—	313	155
Trustee fees and expenses	6,741	7,503	21,003	10,708	8,126	22,996	1,406
Compliance fees	17,223	18,751	54,268	27,808	20,501	57,748	3,522
Interest expense	3,380	3,528	13,819	22,776	5,094	1,490	1,500
Registration fees	23,747	24,357	53,492	30,215	31,569	46,851	47,767
Other expenses	25,166	26,048	38,626	32,856	17,044	315,030	17,479

Total expenses	1,021,894	1,107,123	2,990,244	1,759,059	1,715,420	4,193,513	706,406
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(305,500)

Net expenses	1,021,894	1,107,123	2,990,244	1,759,059	1,715,420	4,193,513	400,906

Net investment income (loss)	9,978,259	17,369,662	39,709,599	22,178,787	9,653,694	75,551,178	3,327,205

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	11,266,836	22,176,363	93,769,007	15,811,170	43,501,846	(3,494,059)	268,422
Futures transactions	(16,377)	592,535	2,070,347	390,358	(18,969)	(1,342,396)	—
Foreign currency transactions	—	—	(57)	—	(271)	(471,505)	(320,396)

Net realized gain (loss) on total investments	11,250,459	22,768,898	95,839,297	16,201,528	43,482,606	(5,307,960)	(51,974)

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	38,920,382	1,980,376	24,103,164	45,278,717	(10,323,792)	(206,463,212)	(19,732,046)
Futures transactions	—	—	(301,286)	—	(1,877)	(107,656)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	18	—	85	(312,664)	122

Net change in unrealized appreciation (depreciation) on total investments	38,920,382	1,980,376	23,801,896	45,278,717	(10,325,584)	(206,883,532)	(19,731,924)

Net realized and unrealized gain (loss) on total investments	50,170,841	24,749,274	119,641,193	61,480,245	33,157,022	(212,191,492)	(19,783,898)

Net increase (decrease) from operations	$60,149,100	$42,118,936	$159,350,792	$83,659,032	$42,810,716	$(136,640,314)	$(16,456,693)

* Net of foreign withholding taxes of	$(3,376)	$(7,113)	$(15,041)	$(236)	$(4,803)	$(6,667,646)	$(462,515)
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$—	$(9,547)

38	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	39

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Large-Cap Growth Index Fund			Large-Cap Value Index Fund			Equity Index Fund

		For the year ended October 31, 2011	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one month period ended October 31, 2010	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$9,978,259	$333,893	$7,521,322	$17,369,662	$895,887	$12,630,175	$39,709,599	$1,887,072	$30,627,068
Net realized gain (loss) on total investments		11,250,459	431,931	13,969,730	22,768,898	350,475	18,714,379	95,839,297	1,426,367	41,069,906
Net change in unrealized appreciation (depreciation) on total investments		38,920,382	27,733,028	38,245,131	1,980,376	17,856,818	13,165,303	23,801,896	73,953,981	96,411,955

Net increase (decrease) from operations		60,149,100	28,498,852	59,736,183	42,118,936	19,103,180	44,509,857	159,350,792	77,267,420	168,108,929

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,248,365)	—	(4,402,992)	(10,049,988)	—	(7,426,025)	(24,605,847)	—	(14,617,569)
	Retirement Class	(1,638,637)	—	(1,974,683)	(2,870,431)	—	(3,375,038)	(3,379,446)	—	(4,172,873)
	Retail Class	—	—	—	—	—	—	(5,269,884)	—	(4,574,106)
	Premier Class	—	—	—	—	—	—	(154,472)	—	(3,994)
From realized gains:	Institutional Class	—	—	—	(543,610)	—	—	—	—	—
	Retirement Class	—	—	—	(180,068)	—	—	—	—	—

Total distributions		(7,887,002)	—	(6,377,675)	(13,644,097)	—	(10,801,063)	(33,409,649)	—	(23,368,542)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	158,379,614	49,825,392	155,493,817	183,790,028	57,721,460	194,068,402	492,146,263	76,507,631	605,387,864
	Retirement Class	56,504,429	3,449,098	50,130,468	56,098,698	2,262,863	41,625,305	26,156,627	3,097,336	36,542,548
	Retail Class	—	—	—	—	—	—	45,049,870	2,453,203	38,087,336
	Premier Class	—	—	—	—	—	—	15,484,302	2,835,911	4,882,512
Reinvestments of distributions:	Institutional Class	6,213,750	—	4,304,623	10,394,013	—	6,574,306	24,003,002	—	13,966,602
	Retirement Class	1,638,637	—	1,974,683	3,050,499	—	3,375,038	3,379,446	—	4,172,873
	Retail Class	—	—	—	—	—	—	5,022,145	—	4,375,791
	Premier Class	—	—	—	—	—	—	154,472	—	3,994
Redemptions:	Institutional Class	(105,298,295)	(22,513,937)	(82,828,017)	(124,994,675)	(19,721,790)	(100,379,319)	(339,741,482)	(7,684,038)	(235,958,898)
	Retirement Class	(58,868,229)	(12,566,750)	(55,384,334)	(46,726,632)	(10,726,903)	(48,587,319)	(82,719,005)	(21,590,071)	(91,107,446)
	Retail Class	—	—	—	—	—	—	(58,553,557)	(3,803,257)	(46,350,682)
	Premier Class	—	—	—	—	—	—	(3,429,946)	(61,653)	(470,274)

Net increase (decrease) from shareholder transactions		58,569,906	18,193,803	73,691,240	81,611,931	29,535,630	96,676,413	126,952,137	51,755,062	333,532,220

Net increase (decrease) in net assets		110,832,004	46,692,655	127,049,748	110,086,770	48,638,810	130,385,207	252,893,280	129,022,482	478,272,607
NET ASSETS
Beginning of period		631,523,129	584,830,474	457,780,726	687,312,018	638,673,208	508,288,001	2,082,956,969	1,953,934,487	1,475,661,880

End of period		$742,355,133	$631,523,129	$584,830,474	$797,398,788	$687,312,018	$638,673,208	$2,335,850,249	$2,082,956,969	$1,953,934,487

Undistributed net investment income (loss) included in net assets		$7,980,792	$5,905,964	$5,572,071	$14,855,606	$10,418,311	$9,522,424	$31,536,746	$25,250,601	$23,365,419

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,222,006	4,210,322	14,085,645	15,185,024	5,017,904	17,640,591	51,321,380	8,651,806	71,460,214
	Retirement Class	4,313,031	289,015	4,533,679	4,502,369	195,520	3,750,087	2,673,794	342,860	4,300,881
	Retail Class	—	—	—	—	—	—	4,600,129	270,795	4,467,832
	Premier Class	—	—	—	—	—	—	1,664,672	314,768	577,926
Shares reinvested:	Institutional Class	494,726	—	397,106	875,654	—	617,886	2,553,511	—	1,705,324
	Retirement Class	129,434	—	180,832	253,574	—	313,083	354,611	—	502,756
	Retail Class	—	—	—	—	—	—	525,327	—	525,306
	Premier Class	—	—	—	—	—	—	16,451	—	488
Shares redeemed:	Institutional Class	(8,240,441)	(1,873,204)	(7,506,516)	(10,216,038)	(1,712,929)	(9,207,784)	(35,603,670)	(861,121)	(27,607,627)
	Retirement Class	(4,515,467)	(1,049,759)	(5,030,837)	(3,766,782)	(924,136)	(4,450,244)	(8,469,492)	(2,378,367)	(10,839,836)
	Retail Class	—	—	—	—	—	—	(5,947,902)	(418,550)	(5,456,924)
	Premier Class	—	—	—	—	—	—	(354,542)	(6,920)	(56,223)

Net increase (decrease) from shareholder transactions		4,403,289	1,576,374	6,659,909	6,833,801	2,576,359	8,663,619	13,334,269	5,915,271	39,580,117

40	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	41

Statements of changes in net assets	Continued

TIAA-CREF Funds ▪ For the period or year ended

		S&P 500 Index Fund			Small-Cap Blend Index Fund			International Equity Index Fund

		For the year ended October 31, 2011	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended October 31, 2011	For the one month period ended October 31, 2010	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$22,178,787	$1,104,669	$22,623,128	$9,653,694	$403,751	$7,158,540	$75,551,178	$1,281,995	$40,757,848
Net realized gain (loss) on total investments		16,201,528	18,258,610	4,711,401	43,482,606	796,044	8,444,847	(5,307,960)	4,157,860	63,563
Net change in unrealized appreciation (depreciation) on total investments		45,278,717	21,517,336	80,148,378	(10,325,584)	27,372,174	61,425,097	(206,883,532)	67,834,213	12,249,862

Net increase (decrease) from operations		83,659,032	40,880,615	107,482,907	42,810,716	28,571,969	77,028,484	(136,640,314)	73,274,068	53,071,273

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,214,079)	—	(16,025,663)	(4,474,756)	—	(2,464,512)	(29,859,399)	—	(13,104,832)
	Retirement Class	(6,952,596)	—	(5,667,457)	(3,788,127)	—	(2,394,062)	(14,007,603)	—	(15,182,058)
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	(1,416,620)	—	(5,258)
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—

Total distributions		(22,166,675)	—	(21,693,120)	(8,262,883)	—	(4,858,574)	(45,283,622)	—	(28,292,148)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	299,343,654	40,389,697	128,803,572	181,730,064	36,904,997	126,710,993	748,806,214	169,841,025	507,639,398
	Retirement Class	116,932,015	4,877,420	73,358,878	56,012,785	4,131,669	114,205,506	118,674,825	13,876,051	269,122,074
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	106,629,360	19,384,236	38,771,058
Reinvestments of distributions:	Institutional Class	14,570,578	—	15,364,906	4,286,479	—	2,314,826	29,544,979	—	12,589,576
	Retirement Class	6,952,596	—	5,667,457	3,788,127	—	2,394,062	14,007,603	—	15,182,058
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	1,416,620	—	5,258
Redemptions:	Institutional Class	(191,988,444)	(83,746,055)	(295,251,946)	(101,265,060)	(11,778,034)	(150,396,093)	(209,076,507)	(8,145,494)	(87,486,027)
	Retirement Class	(135,009,563)	(17,851,932)	(67,676,338)	(143,425,578)	(22,636,868)	(69,614,656)	(240,187,898)	(62,677,303)	(181,536,609)
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	(37,067,914)	(199,511)	(813,552)

Net increase (decrease) from shareholder transactions		110,800,836	(56,330,870)	(139,733,471)	1,126,817	6,621,764	25,614,638	532,747,282	132,079,004	573,473,234

Net increase (decrease) in net assets		172,293,193	(15,450,255)	(53,943,684)	35,674,650	35,193,733	97,784,548	350,823,346	205,353,072	598,252,359
NET ASSETS
Beginning of period		1,064,322,357	1,079,772,612	1,133,716,296	737,841,089	702,647,356	604,862,808	2,047,325,734	1,841,972,662	1,243,720,303

End of period		$1,236,615,550	$1,064,322,357	$1,079,772,612	$773,515,739	$737,841,089	$702,647,356	$2,398,149,080	$2,047,325,734	$1,841,972,662

Undistributed net investment income (loss) included in net assets		$18,014,504	$18,014,634	$16,910,873	$7,229,854	$6,007,320	$5,613,557	$65,418,830	$35,510,571	$34,094,703

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	20,786,642	3,048,102	10,232,218	12,932,564	2,967,951	11,308,521	45,987,264	10,448,370	33,064,777
	Retirement Class	8,489,548	367,235	5,847,725	4,046,819	333,960	9,886,351	7,063,252	839,582	17,259,942
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	6,682,308	1,175,672	2,546,393
Shares reinvested:	Institutional Class	1,048,243	—	1,236,115	313,798	—	219,415	1,826,018	—	811,707
	Retirement Class	502,355	—	457,422	276,505	—	226,068	850,492	—	962,108
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	87,608	—	339
Shares redeemed:	Institutional Class	(13,563,874)	(6,254,454)	(23,427,093)	(7,593,720)	(952,045)	(13,364,650)	(12,863,036)	(499,127)	(5,762,312)
	Retirement Class	(9,380,869)	(1,336,987)	(5,413,192)	(10,274,816)	(1,817,046)	(6,308,435)	(14,483,422)	(3,756,906)	(11,805,620)
	Retail Class	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—	(2,202,682)	(12,076)	(54,910)

Net increase (decrease) from shareholder transactions		7,882,045	(4,176,104)	(11,066,805)	(298,850)	532,820	1,967,270	32,947,802	8,195,515	37,022,424

42	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		Emerging Markets Equity Index Fund

		For the year ended October 31, 2011	For the period August 31, 2010 to October 31, 2010

OPERATIONS
Net investment income (loss)		$3,327,205	$248,852
Net realized gain (loss) on total investments		(51,974)	(564,677)
Net change in unrealized appreciation (depreciation) on total investments		(19,731,924)	13,640,548

Net increase (decrease) from operations		(16,456,693)	13,324,723

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(203,991)	—
	Retirement Class	(1,174)	—
	Retail Class	(1,969)	—
	Premier Class	(1,546)	—
From realized gains:	Institutional Class	(111,453)	—
	Retirement Class	(1,149)	—
	Retail Class	(2,249)	—
	Premier Class	(1,149)	—

Total distributions		(324,680)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	81,077,927	97,000,010
	Retirement Class	10,683,165	1,000,010
	Retail Class	5,377,167	1,627,173
	Premier Class	342,631	1,000,010
Reinvestments of distributions:	Institutional Class	315,444	—
	Retirement Class	2,323	—
	Retail Class	4,094	—
	Premier Class	2,695	—
Redemptions:	Institutional Class	(27,101,261)	(10)
	Retirement Class	(1,433,045)	(10)
	Retail Class	(1,226,348)	—
	Premier Class	(10,821)	(10)

Net increase (decrease) from shareholder transactions		68,033,971	100,627,173

Net increase (decrease) in net assets		51,252,598	113,951,896
NET ASSETS
Beginning of period		113,951,896	—

End of period		$165,204,494	$113,951,896

Undistributed net investment income (loss) included in net assets		$2,645,149	$(376,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,442,872	9,700,001
	Retirement Class	948,929	100,001
	Retail Class	473,826	156,878
	Premier Class	30,837	100,001
Shares reinvested:	Institutional Class	27,574	—
	Retirement Class	203	—
	Retail Class	358	—
	Premier Class	236	—
Shares redeemed:	Institutional Class	(2,603,255)	(1)
	Retirement Class	(133,906)	(1)
	Retail Class	(110,510)	—
	Premier Class	(1,058)	(1)

Net increase (decrease) from shareholder transactions		6,076,106	10,056,878

44	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Large Cap Growth Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.04	$11.49		$10.35	$10.72		$13.78	$11.84

Gain from investment operations:
Net investment income (loss) (a)	0.19	0.01		0.17	0.15		0.16	0.14
Net realized and unrealized gain (loss) on total investments	0.99	0.54		1.11	(0.38)		(3.00)	2.09

Total gain (loss) from investment operations	1.18	0.55		1.28	(0.23)		(2.84)	2.23

Less distributions from:
Net investment income	(0.16)	—		(0.14)	(0.14)		(0.14)	(0.28)
Net realized gains	—	—		—	(0.00	)(e)	(0.08)	(0.01)

Total distributions	(0.16)	—		(0.14)	(0.14)		(0.22)	(0.29)

Net asset value, end of period	$13.06	$12.04		$11.49	$10.35		$10.72	$13.78

TOTAL RETURN	9.85%	4.79	%(b)	12.49%	(1.76)%		(20.96)%	19.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$568,586	$470,424		$422,219	$307,978		$263,714	$272,610
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08%	0.19	%(c)	0.09%	0.14%		0.10%	0.12%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.09	%(c)	0.09%	0.07%		0.10%	0.08%
Ratio of net investment income (loss) to average net assets	1.45%	0.71	%(c)	1.55%	1.78%		1.23%	1.10%
Portfolio turnover rate	24%	0	%(b)	34%	28%		28%	53%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.10	$11.55		$10.41	$10.78		$13.86	$11.91

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.00	(e)	0.15	0.13		0.12	0.12
Net realized and unrealized gain (loss) on total investments	0.99	0.55		1.12	(0.39)		(3.01)	2.10

Total gain (loss) from investment operations	1.15	0.55		1.27	(0.26)		(2.89)	2.22

Less distributions from:
Net investment income	(0.13)	—		(0.13)	(0.11)		(0.11)	(0.26)
Net realized gains	—	—		—	(0.00	)(e)	(0.08)	(0.01)

Total distributions	(0.13)	—		(0.13)	(0.11)		(0.19)	(0.27)

Net asset value, end of period	$13.12	$12.10		$11.55	$10.41		$10.78	$13.86

TOTAL RETURN	9.51%	4.76	%(b)	12.22%	(2.06)%		(21.13)%	(18.91)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$173,769	$161,099		$162,611	$149,803		$98,784	$87,924
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.44	%(c)	0.34%	0.39%		0.35%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.34	%(c)	0.34%	0.33%		0.35%	0.33%
Ratio of net investment income (loss) to average net assets	1.20%	0.45	%(c)	1.30%	1.52%		0.98%	0.93%
Portfolio turnover rate	24%	0	%(b)	34%	28%		28%	53%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	45

Financial highlights

Large Cap Value Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.52	$11.18		$10.49	$12.17	$16.89	$15.93

Gain from investment operations:
Net investment income (loss) (a)	0.28	0.02		0.25	0.27	0.40	0.41
Net realized and unrealized gain (loss) on total investments	0.42	0.32		0.66	(1.62)	(4.22)	1.80

Total gain (loss) from investment operations	0.70	0.34		0.91	(1.35)	(3.82)	2.21

Less distributions from:
Net investment income	(0.22)	—		(0.22)	(0.32)	(0.38)	(0.59)
Net realized gains	(0.01)	—		—	(0.01)	(0.52)	(0.66)

Total distributions	(0.23)	—		(0.22)	(0.33)	(0.90)	(1.25)

Net asset value, end of period	$11.99	$11.52		$11.18	$10.49	$12.17	$16.89

TOTAL RETURN	6.13%	3.04	%(b)	8.82%	(10.56)%	(23.58)%	14.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$605,062	$514,065		$462,184	$338,574	$319,533	$363,498
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08%	0.19	%(c)	0.09%	0.13%	0.09%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.09	%(c)	0.09%	0.08%	0.09%	0.08%
Ratio of net investment income (loss) to average net assets	2.27%	1.67	%(c)	2.29%	3.02%	2.83%	2.48%
Portfolio turnover rate	27%	0	%(b)	36%	31%	33%	60%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.64	$11.30		$10.61	$12.30	$17.06	$16.09

Gain from investment operations:
Net investment income (loss) (a)	0.25	0.01		0.22	0.24	0.37	0.38
Net realized and unrealized gain (loss) on total investments	0.43	0.33		0.67	(1.62)	(4.26)	1.82

Total gain (loss) from investment operations	0.68	0.34		0.89	(1.38)	(3.89)	2.20

Less distributions from:
Net investment income	(0.19)	—		(0.20)	(0.30)	(0.35)	(0.57)
Net realized gains	(0.01)	—		—	(0.01)	(0.52)	(0.66)

Total distributions	(0.20)	—		(0.20)	(0.31)	(0.87)	(1.23)

Net asset value, end of period	$12.12	$11.64		$11.30	$10.61	$12.30	$17.06

TOTAL RETURN	5.88%	3.01	%(b)	8.52%	(10.77)%	(23.77)%	14.17%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$192,336	$173,247		$176,489	$169,714	$115,840	$101,949
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.43	%(c)	0.34%	0.38%	0.34%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.34	%(c)	0.34%	0.33%	0.34%	0.30%
Ratio of net investment income (loss) to average net assets	2.02%	1.43	%(c)	2.03%	2.68%	2.58%	2.26%
Portfolio turnover rate	27%	0	%(b)	36%	31%	33%	60%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

46	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Equity Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.03	$8.70		$7.97	$8.70	$11.46	$10.09

Gain from investment operations:
Net investment income (loss) (a)	0.18	0.01		0.16	0.15	0.20	0.20
Net realized and unrealized gain (loss) on total investments	0.53	0.32		0.70	(0.73)	(2.59)	1.44

Total gain (loss) from investment operations	0.71	0.33		0.86	(0.58)	(2.39)	1.64

Less distributions from:
Net investment income	(0.16)	—		(0.13)	(0.15)	(0.18)	(0.17)
Net realized gains	—	—		—	—	(0.19)	(0.10)

Total distributions	(0.16)	—		(0.13)	(0.15)	(0.37)	(0.27)

Net asset value, end of period	$9.58	$9.03		$8.70	$7.97	$8.70	$11.46

TOTAL RETURN	7.88%	3.79	%(b)	10.90%	(6.26)%	(21.43)%	16.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,749,384	$1,484,700		$1,361,428	$884,250	$697,104	$844,429
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07%	0.12	%(c)	0.08%	0.12%	0.07%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07%	0.09	%(c)	0.08%	0.09%	0.07%	0.08%
Ratio of net investment income (loss) to average net assets	1.83%	1.15	%(c)	1.87%	2.28%	2.02%	1.79%
Portfolio turnover rate	11%	0	%(b)	9%	11%	9%	16%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.13	$8.79		$8.06	$8.81	$11.62	$10.24

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.01		0.14	0.12	0.18	0.17
Net realized and unrealized gain (loss) on total investments	0.53	0.33		0.71	(0.74)	(2.64)	1.48

Total gain (loss) from investment operations	0.69	0.34		0.85	(0.62)	(2.46)	1.65

Less distributions from:
Net investment income	(0.13)	—		(0.12)	(0.13)	(0.16)	(0.17)
Net realized gains	—	—		—	—	(0.19)	(0.10)

Total distributions	(0.13)	—		(0.12)	(0.13)	(0.35)	(0.27)

Net asset value, end of period	$9.69	$9.13		$8.79	$8.06	$8.81	$11.62

TOTAL RETURN	7.61%	3.87	%(b)	10.63%	(6.60)%	(21.71)%	16.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$204,345	$242,319		$251,201	$279,063	$13,487	$9,479
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.37	%(c)	0.33%	0.37%	0.33%	0.36%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32%	0.34	%(c)	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	1.59%	0.90	%(c)	1.62%	1.66%	1.77%	1.54%
Portfolio turnover rate	11%	0	%(b)	9%	11%	9%	16%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	47

Financial highlights	concluded

Equity Index Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.17	$8.83		$8.09	$8.83		$11.63	$10.25

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.01		0.14	0.14		0.19	0.18
Net realized and unrealized gain (loss) on total investments	0.53	0.33		0.72	(0.74)		(2.63)	1.47

Total gain (loss) from investment operations	0.69	0.34		0.86	(0.60)		(2.44)	1.65

Less distributions from:
Net investment income	(0.14)	—		(0.12)	(0.14)		(0.17)	(0.17)
Net realized gains	—	—		—	—		(0.19)	(0.10)

Total distributions	(0.14)	—		(0.12)	(0.14)		(0.36)	(0.27)

Net asset value, end of period	$9.72	$9.17		$8.83	$8.09		$8.83	$11.63

TOTAL RETURN	7.54%	3.85	%(b)	10.71%	(6.46)%		(21.53)%	16.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$361,203	$348,162		$336,495	$312,098		$335,624	$440,181
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29%	0.31	%(c)	0.26%	0.49%		0.39%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29%	0.28	%(c)	0.26%	0.27%		0.19%	0.22%
Ratio of net investment income (loss) to average net assets	1.61%	0.96	%(c)	1.69%	2.13%		1.89%	1.62%
Portfolio turnover rate	11%	0	%(b)	9%	11%		9%	16%

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.03	$8.69		$7.97	$7.97

Gain from investment operations:
Net investment income (loss) (a)	0.16	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	0.52	0.33		0.69	—

Total gain (loss) from investment operations	0.68	0.34		0.85	0.00	(e)

Less distributions from:
Net investment income	(0.15)	—		(0.13)	—
Net realized gains	—	—		—	—

Total distributions	(0.15)	—		(0.13)	—

Net asset value, end of period	$9.56	$9.03		$8.69	$7.97

TOTAL RETURN	7.60%	3.91	%(b)	10.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,918	$7,776		$4,812	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.22%	0.28	%(c)	0.24%	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22%	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income (loss) to average net assets	1.63%	1.00	%(c)	1.86%	0.00	%(c)
Portfolio turnover rate	11%	0	%(b)	9%	11%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

48	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

S&P 500 Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.51	$13.02		$12.06	$13.34		$17.54	$15.36

Gain from investment operations:
Net investment income (loss) (a)	0.28	0.01		0.25	0.26		0.33	0.31
Net realized and unrealized gain (loss) on total investments	0.79	0.48		0.95	(1.25)		(4.09)	2.17

Total gain (loss) from investment operations	1.07	0.49		1.20	(0.99)		(3.76)	2.48

Less distributions from:
Net investment income	(0.31)	—		(0.24)	(0.29)		(0.31)	(0.27)
Net realized gains	—	—		—	(0.00	)(e)	(0.13)	(0.03)

Total distributions	(0.31)	—		(0.24)	(0.29)		(0.44)	(0.30)

Net asset value, end of period	$14.27	$13.51		$13.02	$12.06		$13.34	$17.54

TOTAL RETURN	7.96%	3.76	%(b)	10.07%	(6.88)%		(21.93)%	16.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$884,211	$725,376		$740,600	$830,097		$851,272	$942,556
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07%	0.15	%(c)	0.08%	0.11%		0.06%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07%	0.09	%(c)	0.08%	0.09%		0.06%	0.07%
Ratio of net investment income (loss) to average net assets	1.96%	1.26	%(c)	1.99%	2.50%		2.12%	1.88%
Portfolio turnover rate	14%	0	%(b)	12%	5%		14%	18%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.44	$12.95		$12.00	$13.27		$17.45	$15.29

Gain from investment operations:
Net investment income (loss) (a)	0.24	0.01		0.22	0.23		0.29	0.27
Net realized and unrealized gain (loss) on total investments	0.78	0.48		0.95	(1.23)		(4.07)	2.16

Total gain (loss) from investment operations	1.02	0.49		1.17	(1.00)		(3.78)	2.43

Less distributions from:
Net investment income	(0.27)	—		(0.22)	(0.27)		(0.27)	(0.24)
Net realized gains	—	—		—	(0.00	)(e)	(0.13)	(0.03)

Total distributions	(0.27)	—		(0.22)	(0.27)		(0.40)	(0.27)

Net asset value, end of period	$14.19	$13.44		$12.95	$12.00		$13.27	$17.45

TOTAL RETURN	7.75%	3.71	%(b)	9.82%	(7.11)%		(22.11)%	16.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$352,405	$338,947		$339,172	$303,619		$223,973	$231,854
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.40	%(c)	0.33%	0.36%		0.31%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32%	0.34	%(c)	0.33%	0.34%		0.31%	0.32%
Ratio of net investment income (loss) to average net assets	1.71%	1.01	%(c)	1.74%	2.22%		1.87%	1.63%
Portfolio turnover rate	14%	0	%(b)	12%	5%		14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	49

Financial highlights

Small-Cap Blend Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.49	$12.00		$10.69	$12.91	$15.94	$15.54

Gain from investment operations:
Net investment income (loss) (a)	0.17	0.01		0.14	0.13	0.22	0.23
Net realized and unrealized gain (loss) on total investments	0.66	0.48		1.26	(1.61)	(2.39)	1.63

Total gain (loss) from investment operations	0.83	0.49		1.40	(1.48)	(2.17)	1.86

Less distributions from:
Net investment income	(0.15)	—		(0.09)	(0.17)	(0.21)	(0.20)
Net realized gains	—	—		—	(0.57)	(0.65)	(1.26)

Total distributions	(0.15)	—		(0.09)	(0.74)	(0.86)	(1.46)

Net asset value, end of period	$13.17	$12.49		$12.00	$10.69	$12.91	$15.94

TOTAL RETURN	6.64%	4.08	%(b)	13.25%	(9.81)%	(14.07)%	12.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$447,756	$354,242		$316,168	$301,142	$147,458	$179,670
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08%	0.18	%(c)	0.10%	0.17%	0.16%	0.22%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.09	%(c)	0.09%	0.08%	0.10%	0.08%
Ratio of net investment income (loss) to average net assets	1.26%	0.79	%(c)	1.22%	1.42%	1.62%	1.41%
Portfolio turnover rate	25%	0	%(b)	21%	36%	36%	69%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.51	$12.02		$10.71	$12.93	$15.98	$15.58

Gain from investment operations:
Net investment income (loss) (a)	0.14	0.01		0.11	0.10	0.18	0.20
Net realized and unrealized gain (loss) on total investments	0.65	0.48		1.28	(1.61)	(2.40)	1.64

Total gain (loss) from investment operations	0.79	0.49		1.39	(1.51)	(2.22)	1.84

Less distributions from:
Net investment income	(0.12)	—		(0.08)	(0.14)	(0.18)	(0.18)
Net realized gains	—	—		—	(0.57)	(0.65)	(1.26)

Total distributions	(0.12)	—		(0.08)	(0.71)	(0.83)	(1.44)

Net asset value, end of period	$13.18	$12.51		$12.02	$10.71	$12.93	$15.98

TOTAL RETURN	6.30%	4.08	%(b)	13.07%	(10.06)%	(14.34)%	12.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$325,760	$383,599		$386,480	$303,721	$69,134	$54,334
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.43	%(c)	0.35%	0.42%	0.41%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.34	%(c)	0.34%	0.33%	0.35%	0.33%
Ratio of net investment income (loss) to average net assets	1.02%	0.54	%(c)	0.97%	1.06%	1.53%	1.23%
Portfolio turnover rate	25%	0	%(b)	21%	36%	36%	69%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

50	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

International Equity Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.43	$15.82		$15.67	$16.09	$23.51	$19.33

Gain from investment operations:
Net investment income (loss) (a)	0.53	0.01		0.44	0.42	0.72	0.55
Net realized and unrealized gain (loss) on total investments	(1.38)	0.60		0.05	(0.31)	(7.40)	4.20

Total gain (loss) from investment operations	(0.85)	0.61		0.49	0.11	(6.68)	4.75

Less distributions from:
Net investment income	(0.35)	—		(0.34)	(0.53)	(0.52)	(0.42)
Net realized gains	—	—		—	—	(0.23)	(0.15)

Total distributions	(0.35)	—		(0.34)	(0.53)	(0.75)	(0.57)

Redemption Fees	—	—		—	—	0.01	—

Net asset value, end of period	$15.23	$16.43		$15.82	$15.67	$16.09	$23.51

TOTAL RETURN	(5.32)%	3.86	%(b)	3.14%	1.76%	(29.23)%	25.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,647,918	$1,203,484		$1,001,071	$551,312	$411,451	$496,975
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09%	0.15	%(c)	0.10%	0.16%	0.11%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.15	%(c)	0.10%	0.15%	0.11%	0.15%
Ratio of net investment income (loss) to average net assets	3.23%	0.88	%(c)	2.88%	3.33%	3.51%	2.54%
Portfolio turnover rate	6%	3	%(b)	11%	31%	45%	46%

	Retirement Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.68	$16.06		$15.92	$16.32	$23.87	$19.64

Gain from investment operations:
Net investment income (loss) (a)	0.51	0.01		0.39	0.40	0.70	0.56
Net realized and unrealized gain (loss) on total investments	(1.42)	0.61		0.06	(0.30)	(7.54)	4.22

Total gain (loss) from investment operations	(0.91)	0.62		0.45	0.10	(6.84)	4.78

Less distributions from:
Net investment income	(0.30)	—		(0.31)	(0.50)	(0.49)	(0.40)
Net realized gains	—	—		—	—	(0.23)	(0.15)

Total distributions	(0.30)	—		(0.31)	(0.50)	(0.72)	(0.55)

Redemption Fees	—	—		—	—	0.01	—

Net asset value, end of period	$15.47	$16.68		$16.06	$15.92	$16.32	$23.87

TOTAL RETURN	(5.54)%	3.86	%(b)	2.85%	1.57%	(29.44)%	24.75%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$625,016	$783,583		$801,279	$692,158	$414,882	$297,164
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%	0.40	%(c)	0.35%	0.41%	0.35%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.40	%(c)	0.35%	0.40%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	3.02%	0.62	%(c)	2.55%	3.08%	3.39%	2.51%
Portfolio turnover rate	6%	3	%(b)	11%	31%	45%	46%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	51

Financial highlights	concluded

International Equity Index Fund ▪ For the period or year ended

	Premier Class

	10/31/11	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.41	$15.80		$15.67	$15.67

Gain from investment operations:
Net investment income (loss) (a)	0.49	0.01		0.48	0.00	(e)
Net realized and unrealized gain (loss) on total investments	(1.36)	0.60		(0.02)	—

Total gain (loss) from investment operations	(0.87)	0.61		0.46	0.00	(e)

Less distributions from:
Net investment income	(0.34)	—		(0.33)	—
Net realized gains	—	—		—	—

Total distributions	(0.34)	—		(0.33)	—

Net asset value, end of period	$15.20	$16.41		$15.80	$15.67

TOTAL RETURN	(5.44)%	3.86	%(b)	2.97%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$125,215	$60,259		$39,623	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24%	0.30	%(c)	0.25%	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24%	0.30	%(c)	0.25%	0.30	%(c)
Ratio of net investment income (loss) to average net assets	3.02%	0.73	%(c)	3.24%	0.00	%(c)
Portfolio turnover rate	6%	3	%(b)	11%	31%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

52	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Emerging Markets Equity Index Fund ▪ For the period or year ended

	Institutional Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.25	0.03
Net realized and unrealized gain (loss) on total investments	(1.31)	1.30

Total gain (loss) from investment operations	(1.06)	1.33

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.01)	—

Total distributions	(0.03)	—

Net asset value, end of period	$10.24	$11.33

TOTAL RETURN	(9.36)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$149,206	$109,910
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46%	1.30	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.26%	1.37	%(c)
Portfolio turnover rate	38%	2	%(b)

	Retirement Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.26	0.02
Net realized and unrealized gain (loss) on total investments	(1.35)	1.31

Total gain (loss) from investment operations	(1.09)	1.33

Less distributions from:
Net investment income	(0.01)	—
Net realized gains	(0.01)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.22	$11.33

TOTAL RETURN	(9.61)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,356	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.70%	2.27	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.38%	1.12	%(c)
Portfolio turnover rate	38%	2	%(b)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	53

Financial highlights	concluded

Emerging Markets Equity Index Fund ▪ For the period or year ended

	Retail Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.32	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.22	0.02
Net realized and unrealized gain (loss) on total investments	(1.31)	1.30

Total gain (loss) from investment operations	(1.09)	1.32

Less distributions from:
Net investment income	(0.01)	—
Net realized gains	(0.01)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.21	$11.32

TOTAL RETURN	(9.64)%	13.20	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,313	$1,776
Ratio of expenses to average net assets before expense waiver and reimbursement	0.88%	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.64	%(c)
Ratio of net investment income (loss) to average net assets	1.99%	0.89	%(c)
Portfolio turnover rate	38%	2	%(b)

	Premier Class

	10/31/11	10/31/10	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.23	0.02
Net realized and unrealized gain (loss) on total investments	(1.30)	1.31

Total gain (loss) from investment operations	(1.07)	1.33

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.01)	—

Total distributions	(0.03)	—

Net asset value, end of period	$10.23	$11.33

TOTAL RETURN	(9.50)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,330	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62%	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	2.04%	1.22	%(c)
Portfolio turnover rate	38%	2	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
‡	The Fund commenced operations on August 31, 2010.

54	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and the Emerging Markets Equity Index Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008–2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2011, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, utilization of tax equalization credits, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	55

Notes to financial statements

offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended October 31, 2011, there were no significant transfers between levels by the Funds.

As of October 31, 2011, 100% of the value of investments in the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, and S&P 500 Index Fund were valued based on Level 1 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of October 31, 2011:

56	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Equity Index
Consumer discretionary	$273,288,987	$—	$—	$273,288,987
Consumer staples	219,997,672	—	—	219,997,672
Energy	261,246,340	—	—	261,246,340
Financials	369,336,017	—	6,098	369,342,115
Health care	266,160,831	—	—	266,160,831
Industrials	257,916,195	—	—	257,916,195
Information technology	436,501,517	—	—	436,501,517
Materials	95,187,437	—	—	95,187,437
Telecommunication services	63,131,048	—	—	63,131,048
Utilities	87,981,406	—	—	87,981,406
Short-term investments	74,533,279	—	—	74,533,279

Total	$2,405,280,729	$—	$6,098	$2,405,286,827

Small-Cap Blend Index
Consumer discretionary	$102,127,634	$—	$—	$102,127,634
Consumer staples	28,091,296	—	—	28,091,296
Energy	52,869,760	—	—	52,869,760
Financials	170,131,586	—	27,446	170,159,032
Health care	95,833,751	—	—	95,833,751
Industrials	119,032,978	—	—	119,032,978
Information technology	133,424,876	—	—	133,424,876
Materials	34,595,316	—	—	34,595,316
Telecommunication services	6,630,517	—	—	6,630,517
Utilities	28,829,926	—	—	28,829,926
Short-term investments	110,612,367	—	—	110,612,367

Total	$882,180,007	$—	$27,446	$882,207,453

International Equity Index
Australia	$—	$209,727,333	$—	$209,727,333
France	—	209,594,330	—	209,594,330
Germany	—	193,426,472	—	193,426,472
Hong Kong	—	63,127,407	—	63,127,407
Italy	—	55,102,081	—	55,102,081
Japan	—	491,304,689	—	491,304,689
Netherlands	—	115,016,645	—	115,016,645
Spain	—	80,347,711	—	80,347,711
Sweden	—	69,068,805	—	69,068,805
Switzerland	—	201,177,410	—	201,177,410
United Kingdom	—	470,550,831	—	470,550,831
Others*	36,669,812	189,064,646	—	225,734,458
Short-term investments	260,107,300	—	—	260,107,300
Futures**	(107,656)	—	—	(107,656)

Total	$296,669,456	$2,347,508,360	$—	$2,644,177,816

Emerging Markets Equity Index
Brazil*	$1,930,301	$22,945,676	$—	$24,875,977
China	—	25,421,030	—	25,421,030
India	—	11,795,135	—	11,795,135
Indonesia	—	4,564,870	—	4,564,870
Korea, Republic of*	59,160	24,022,787	—	24,081,947
Malaysia	—	5,477,218	—	5,477,218
Mexico	247,772	7,561,552	—	7,809,324
Russia*	442,458	10,425,347	—	10,867,805
South Africa	—	12,086,389	—	12,086,389
Taiwan	—	17,564,448	—	17,564,448
United States	3,588,885	—	—	3,588,885
Others*	706,135	16,293,821	—	16,999,956
Short-term investments	6,130,270	—	—	6,130,270

Total	$13,104,981	$158,158,273	$—	$171,263,254

*	Includes American Depositary Receipts in Level 1.
**	Derivatives instruments are not reflected in the portfolio of investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Equity Index Fund	Small-Cap Blend Index Fund

Balance as of October 31, 2010	$—	$—
Realized gain (loss)	—	—
Transfer in at market value	6,098	27,446
Change in unrealized appreciation (depreciation)	(88)	(436)
Gross purchases	88	436
Gross sales	—	—

Balance as of October 31, 2011	$6,098	$27,446

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	57

Notes to financial statements

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. The receivable and/or payable for the variation margin are reflected in the Statements of Assets and Liabilities. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended October 31, 2011, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the Equity Index Fund, the S&P 500 Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0 % and 1% of net assets. The Small-Cap Blend Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At October 31, 2011, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized gain/(loss)

International	MSCI EAFE			December
Equity Index	E-Mini Index	56	$4,146,520	2011	$(107,656)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Emerging Markets Equity Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Index Fund are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Index Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2011, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

58	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

	Investment management fee- effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Large-Cap Growth Index	0.04%	0.25%	—%	—%	0.09%	0.34%	—%	—%
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.34	—	—
Equity Index	0.04	0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04	0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.34	—	—
International Equity Index	0.04	0.25	—	0.15	0.15	0.40	—	0.30
Emerging Markets Equity Index	0.14	0.25	0.25	0.15	0.25	0.50	0.64	0.40

‡

Maximum expense amounts reflect all expenses, excluding acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Emerging Markets Equity Index Fund, TIAA, an affiliate, invested in the Fund. In addition, certain other funds within the Trust and affiliates make investments in the Funds.

The following is the percentage of Fund shares owned by other funds within the Trust and by affiliates as of October 31, 2011:

Fund	TIAA	TIAA-CREF Funds	TIAA Access	Total

Large-Cap Growth Index	—%	—%	3%	3%
Large-Cap Value Index	—	—	3	3
Equity Index	—	23	1	24
S&P 500 Index	—	—	2	2
Small-Cap Blend Index	—	—	8	8
International Equity Index	—	5	4	9
Emerging Markets Equity Index	30	27	—	57

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. Such income is reflected separately in the Statements of Operations. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Funds.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is priced daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. During the year ended October 31, 2011, the Emerging Markets Equity Index Fund was a party to an equity-linked note in order to gain exposure to certain foreign equity markets. As of October 31, 2011, the Fund no longer owns the equity-linked note.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At October 31, 2011, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation/ (depreciation)

Large-Cap Growth Index	$637,613,048	$138,037,004	$(26,460,598)	$111,576,406
Large-Cap Value Index	882,678,357	59,005,755	(137,416,538)	(78,410,783)
Equity Index	2,172,518,393	450,404,149	(217,635,715)	232,768,434
S&P 500 Index	1,242,568,006	200,407,016	(198,242,946)	2,164,070
Small-Cap Blend Index	862,323,282	146,090,694	(126,206,523)	19,884,171
International Equity Index	2,843,058,222	182,836,703	(381,609,453)	(198,772,750)
Emerging Markets Equity Index	178,288,855	9,200,252	(16,225,853)	(7,025,601)

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	59

Notes to financial statements

Purchases and sales: Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the year ended October 31, 2011 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Large-Cap Growth Index	$231,553,171	$—	$172,033,431	$—
Large-Cap Value Index	307,532,135	—	214,581,965	—
Equity Index	402,517,612	—	250,570,118	—
S&P 500 Index	271,152,739	—	160,354,485	—
Small-Cap Blend Index	212,606,207	—	208,593,873	—
International Equity Index	688,066,711	—	131,184,763	—
Emerging Markets Equity Index	127,434,037	—	56,555,261	—

Note 6—distributions to shareholders and other tax items

There were no distributions paid during the period ended October 31, 2010. The tax character of distributions paid to shareholders during the years ended October 31, 2011 and September 30, 2010 was as follows:

	10/31/2011			9/30/2010

Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total

Large-Cap Growth Index	$7,887,002	$—	$7,887,002	$6,377,675	$—	$6,377,675
Large-Cap Value Index	13,644,097	—	13,644,097	10,801,063	—	10,801,063
Equity Index	33,409,649	—	33,409,649	23,368,542	—	23,368,542
S&P 500 Index	22,166,675	—	22,166,675	21,693,120	—	21,693,120
Small-Cap Blend Index	8,262,883	—	8,262,883	4,858,574	—	4,858,574
International Equity Index	45,283,622	—	45,283,622	28,292,148	—	28,292,148
Emerging Markets Equity Index	324,680	—	324,680	—	—	—

As of October 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation/ (depreciation)	Capital loss carryover	Total

Large-Cap Growth Index	$8,017,398	$—	$111,576,404	$(22,127,834)	$97,465,968
Large-Cap Value Index	23,148,188	13,915,597	(78,410,782)	—	(41,346,997)
Equity Index	31,840,920	—	232,768,450	(27,887,787)	236,721,583
S&P 500 Index	18,111,087	5,414,041	2,164,067	—	25,689,195
Small-Cap Blend Index	7,849,575	18,277,427	19,884,255	—	46,011,257
International Equity Index	68,959,494	—	(198,867,153)	(15,726,607)	(145,634,266)
Emerging Markets Equity Index	3,578,656	13,052	(7,025,525)	—	(3,433,817)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At October 31, 2011, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration

Fund	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	Total

Large-Cap Growth Index	$—	$5,161,631	$16,966,203	$—	$—	$22,127,834
Equity Index	7,264,915	—	20,622,872	—	—	27,887,787
International Equity Index	—	—	10,786,196	—	4,940,411	15,726,607

For the period ended October 31, 2011, the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, and Small-Cap Blend Index Fund utilized $11,061,006, $2,409,463, $94,950,241, $9,685,322, and $23,178,417 respectively, of their capital loss carryover available from prior years.

Due to reorganizations in prior years, the future utilization of the Equity Index and Small-Cap Blend Index Funds capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and regulations thereunder.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

60	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund invests a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended October 31, 2011, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	61

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and Emerging Markets Equity Index Fund (seven of the portfolios constituting the TIAA-CREF Funds; hereinafter referred to as the “Funds”), at October 31, 2011, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 15, 2011

62	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ▪  October 31, 2011

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	71

Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewall Foundation; Former Director, Appalachian Mountain Club. Former Director and Investment Committee member, Boston Athenaeum.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	71

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC; Trustee, Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	71	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	71	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	71	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	71

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance. Former Director, Prudential plc, J. Sainsbury plc, British-American Business Council, Scottish & Newcastle plc (brewer), Governor’s Committee on Scholastic Achievement. William T. Grant Foundation, and Federal National Mortgage Association (Fannie Mae).

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	71

Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers. Former Director, The Jeffrey Company and the Jeflion Company (unregistered investment companies).

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	63

Trustees and officers (unaudited)

TIAA-CREF Funds  ▪ October 31, 2011

Disinterested trustees — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	71	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors. Former Director, M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Chairman, Department of Finance (2002–2011), and Director, AIM Investment Center (since 2000), Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin; Professor, University of Texas at Austin (since 1987).	71

Governing Council, Independent Directors Council (mutual fund director organization); Member, Employees Retirement System of the State of Texas Investment Advisory Committee. Former Director/Trustee, USAA Mutual Funds.

Executive officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association (“TIAA”) and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collective, “the TIAA-CREF Fund Complex”) (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008) Vice President, Chief Compliance Officer (2008–2011) and Managing Director, Chief Compliance Officer (since 2011) of Advisors; Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President of CREF and TIAA Separate Account VA-1 (since 1997), Executive Vice President, President of Asset Management (since 2011), Executive Vice President, Asset Management (2010–2011), Executive Vice President, Investments, Research, Institute & Strategy (2009–2010), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA. CIO of TIAA-CREF Fund Complex (2004–2006). Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004). Director of TIAA-CREF Asset Management (“TCAM”) (since 10/2011) (Note: TCAM was formerly known as TIAA-CREF Enterprises, Inc. (“Enterprises”) until change of name 9/2011). Manager of TIAA Realty Capital Management, LLC (2004–2006). Director of TIAA-CREF Life Insurance Company (“T-C Life”) (1997–2006). Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance Capital Management, Inc. (“Covariance”) (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of T-C Life (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

64	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

Executive officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008), Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Director of Advisors (since 2008). Director of TCAM (since 10/2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director (2006–2009) and Head of Credit Risk Management (2005–2006) of Advisors and Investment Management. Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, T-C Life (2006–2008). Director, TPIS, Advisors and Investment Management (2008).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Senior Vice President since 2010 and Corporate Secretary since 2008.

Senior Vice President (since 2010), Vice President (2008–2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, T-C Life (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011), Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006). Director, Covariance (since 2010). Director, TCT Holdings, Inc. (since 2007). Director (2007–2011) and Executive Vice President (2008-2010), TCAM. Manager (since 2006), President and Chief Executive Officer (2006–2010), TIAA-CREF Redwood, LLC (since 2006). Director of Tuition Financing (2008-2009). Executive Vice President, T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer, TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800-223-1200.

TIAA-CREF Funds: Equity Index Funds ▪ 2011 Annual Report	65

Important tax information (unaudited)

For the fiscal year ended October 31, 2011, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 gains	Long-term capital gains	Total

Large-Cap Growth Index	$—	$—	$—
Large-Cap Value Index	—	2,029,645	2,029,645
Equity Index	—	—	—
S&P 500 Index	—	1,075,139	1,075,139
Small-Cap Blend Index	—	2,252,732	2,252,732
International Equity Index	—	—	—
Emerging Markets Equity Index	—	—	—

For the fiscal year ended October 31, 2011, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Large-Cap Growth Index	100.00%
Large-Cap Value Index	88.60%
Equity Index	100.00%
S&P 500 Index	100.00%
Small-Cap Blend Index	77.91%
International Equity Index	85.50%
Emerging Markets Equity Index	51.52%

For the fiscal year ended October 31, 2011, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Large-Cap Growth Index	100.00%
Large-Cap Value Index	88.40%
Equity Index	98.20%
S&P 500 Index	100.00%
Small-Cap Blend Index	77.85%
International Equity Index	0.03%
Emerging Markets Equity Index	0.00%

The International Equity Index, and Emerging Markets Equity Index Funds received income from foreign sources during the year ended October 31, 2011 of $82,726,850 ($0.52749 per share), and $4,144,766 ($0.25691 per share) respectively, and paid taxes to foreign countries during the year ended October 31, 2011 of $6,345,454 ($0.04046 per share), and $449,675 ($0.02787 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2011, which will be reported in conjunction with your 2011 Form 1099-DIV.

By early 2012, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

66	2011 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

PRESORTED STANDARD
U.S. POSTAGE
PAID
TIAA-CREF

SGS-SFICOC-US10/81462

Printed on paper containing recycled fiber

eDelivery will save trees, conserve paper and reduce mailbox clutter.
Sign up today at www.tiaa-cref.org/eDelivery
C1836	A12447 (12/11)

730 Third Avenue New York, NY 10017-3206

SGS-SFICOC-US10/81462

Printed on paper containing recycled fiber

C1836	A12447 (12/11)

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended October 31, 2011 and October 31, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $924,000 and $746,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended October 31, 2011 and October 31, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2010, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended October 31, 2011 and October 31, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $216,410 and $140,100, respectively.

For the year ended December 31, 2010, the Tax Fees billed by PwC to the Fund Service Providers were $0.

4(d) All Other Fees.

For the fiscal years ended October 31, 2011 and October 31, 2010, PwC’s aggregate fees for all other services to the Registrant were $2,829 and $0, respectively.

For the year ended December 31, 2010, the Other Fees billed by PwC to the Fund Service Providers were $0.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended October 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended October 31, 2011 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended October 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended October 31, 2011 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended October 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended October 31, 2011 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2011 and October 31, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $255,497 and $145,771, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.3%
124,281	*	Visteon Corp	$6,912,509

		TOTAL AUTOMOBILES & COMPONENTS	6,912,509

BANKS - 3.6%
587,060		Fifth Third Bancorp	7,050,591
167,240	*	First Republic Bank	4,632,548
939,550		US Bancorp	24,043,085
1,635,689		Wells Fargo & Co	42,380,701

		TOTAL BANKS	78,106,925

CAPITAL GOODS - 7.8%
99,536		Ametek, Inc	3,933,663
183,919		Caterpillar, Inc	17,372,989
174,793		Dover Corp	9,706,255
301,803		Eaton Corp	13,526,810
1,661,134		General Electric Co	27,757,549
143,244		Goodrich Corp	17,566,012
496,245		Honeywell International, Inc	26,003,237
41,590		Parker Hannifin Corp	3,391,665
99,411		Precision Castparts Corp	16,218,905
131,970		Roper Industries, Inc	10,702,767
140,417		Stanley Works	8,965,625
121,934	*	Teledyne Technologies, Inc	6,641,745
186,750		Tyco International Ltd	8,506,463

		TOTAL CAPITAL GOODS	170,293,685

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
38,246	*	Acacia Research (Acacia Technologies)	1,523,721
141,085	*	Stericycle, Inc	11,791,884

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,315,605

CONSUMER DURABLES & APPAREL - 1.8%
73,606	*	Deckers Outdoor Corp	8,482,355
62,075	*	Fossil, Inc	6,434,695
273,223		Jarden Corp	8,751,333
81,544		Phillips-Van Heusen Corp	6,067,689
217,473	*	Prada S.p.A	1,090,332
129,095	*	Tempur-Pedic International, Inc	8,786,205

		TOTAL CONSUMER DURABLES & APPAREL	39,612,609

CONSUMER SERVICES - 1.9%
24,409	*	Chipotle Mexican Grill, Inc (Class A)	8,204,353
99,804	*	Las Vegas Sands Corp	4,685,798

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

103,066		McDonald’s Corp	$9,569,678
356,690		Starbucks Corp	15,102,255
62,528	e	Weight Watchers International, Inc	4,665,839

		TOTAL CONSUMER SERVICES	42,227,923

DIVERSIFIED FINANCIALS - 4.7%
738,870		Blackstone Group LP	10,868,778
707,439		Citigroup, Inc	22,347,999
694,694		Discover Financial Services	16,366,991
514,354		Invesco Ltd	10,323,085
487,819		JPMorgan Chase & Co	16,956,588
582,116		Morgan Stanley	10,268,526
339,676		NYSE Euronext	9,025,191
538,838		SLM Corp	7,365,915

		TOTAL DIVERSIFIED FINANCIALS	103,523,073

ENERGY - 11.0%
319,138		Anadarko Petroleum Corp	25,052,333
190,937		Baker Hughes, Inc	11,072,437
201,335	*	Cameron International Corp	9,893,602
218,937		Cenovus Energy, Inc	7,487,645
464,941		Chevron Corp	48,842,052
70,155	*	Concho Resources, Inc	6,645,082
529,616		El Paso Corp	13,245,696
817,681		Exxon Mobil Corp	63,852,708
93,294		Hess Corp	5,836,473
286,547		Marathon Oil Corp	7,458,818
340,609		Noble Corp	12,241,487
309,825		Occidental Petroleum Corp	28,795,136

		TOTAL ENERGY	240,423,469

FOOD & STAPLES RETAILING - 1.2%
179,130		Costco Wholesale Corp	14,912,573
173,279		Whole Foods Market, Inc	12,496,881

		TOTAL FOOD & STAPLES RETAILING	27,409,454

FOOD, BEVERAGE & TOBACCO - 7.8%
684,210		Coca-Cola Co	46,745,228
326,643		Coca-Cola Enterprises, Inc	8,760,565
203,638		Corn Products International, Inc	9,876,443
96,159	e	Diamond Foods, Inc	6,322,454
158,694		Groupe Danone	11,001,127
126,037	*	Hansen Natural Corp	11,228,636
222,594		Hershey Co	12,739,055
160,458		Lorillard, Inc	17,756,282
559,582		Philip Morris International, Inc	39,097,995
41,713		Remy Cointreau S.A.	3,417,210
149,733		Unilever plc	5,019,072

		TOTAL FOOD, BEVERAGE & TOBACCO	171,964,067

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
251,732		Baxter International, Inc	$13,840,226
398,051		Cardinal Health, Inc	17,621,718
193,786	*	Cerner Corp	12,291,846
98,014		Cooper Cos, Inc	6,792,370
140,554	*	Coventry Health Care, Inc	4,471,023
219,862	*	Express Scripts, Inc	10,054,289
235,968		Humana, Inc	20,031,323
59,613	*	SXC Health Solutions Corp	2,791,081

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	87,893,876

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
133,693		Colgate-Palmolive Co	12,081,836
167,201		Estee Lauder Cos (Class A)	16,460,939
134,465		Herbalife Ltd	8,385,237
475,810		Procter & Gamble Co	30,447,082

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	67,375,094

INSURANCE - 3.6%
349,785		ACE Ltd	25,236,987
27,709		Erie Indemnity Co (Class A)	2,187,626
409,394		Hartford Financial Services Group, Inc	7,880,835
365,418		Marsh & McLennan Cos, Inc	11,189,099
380,982		Prudential Financial, Inc	20,649,224
164,607		RenaissanceRe Holdings Ltd	11,213,029

		TOTAL INSURANCE	78,356,800

MATERIALS - 3.8%
87,991		Agrium, Inc	7,240,779
174,444		Barrick Gold Corp	8,634,978
486,378		Du Pont (E.I.) de Nemours & Co	23,380,190
144,794		Ecolab, Inc	7,795,709
307,618		Freeport-McMoRan Copper & Gold, Inc (Class B)	12,384,701
161,260		LyondellBasell Industries AF S.C.A	5,299,004
238,348		Monsanto Co	17,339,817

		TOTAL MATERIALS	82,075,178

MEDIA - 2.4%
162,312	*	AMC Networks, Inc	5,294,617
379,414		CBS Corp (Class B)	9,792,675
310,562		Time Warner, Inc	10,866,564
447,770		Viacom, Inc (Class B)	19,634,716
233,717		Walt Disney Co	8,152,049

		TOTAL MEDIA	53,740,621

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
75,029	*	Alexion Pharmaceuticals, Inc	5,065,208
181,838		Allergan, Inc	15,296,213
112,808	*	AVEO Pharmaceuticals, Inc	1,811,696
107,815	*	Biogen Idec, Inc	12,545,354
114,128	*	BioMarin Pharmaceuticals, Inc	3,892,906
318,749		Biovail Corp	12,609,710

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

834,198		Bristol-Myers Squibb Co	$26,352,315
183,588		Johnson & Johnson	11,821,231
68,761	*	Mettler-Toledo International, Inc	10,561,690
620,096	*	Mylan Laboratories, Inc	12,135,279
2,572,450		Pfizer, Inc	49,545,386
166,103	*	Pharmasset, Inc	11,693,651
294,460		Shire Ltd	9,241,796
328,953	*	Watson Pharmaceuticals, Inc	22,092,483

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	204,664,918

RETAILING - 5.0%
46,847		Abercrombie & Fitch Co (Class A)	3,485,417
91,163	*	Amazon.com, Inc	19,464,212
568,959		Foot Locker, Inc	12,437,444
333,435	*,e	GameStop Corp (Class A)	8,525,933
618,326		Home Depot, Inc	22,136,070
53,855	*,e	HomeAway, Inc	1,779,908
445,192		Macy’s, Inc	13,591,712
104,359		Tiffany & Co	8,320,543
210,007		TJX Companies, Inc	12,375,713
109,551		Tractor Supply Co	7,771,548

		TOTAL RETAILING	109,888,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
670,138		ARM Holdings plc	6,287,830
281,190		Avago Technologies Ltd	9,495,786
1,013,031		Intel Corp	24,859,781

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,643,397

SOFTWARE & SERVICES - 9.4%
119,683		Accenture plc	7,212,098
265,397	*	Amdocs Ltd	7,967,218
41,412	*	Baidu, Inc (ADR)	5,805,134
407,406	*	BMC Software, Inc	14,161,433
330,701	*	Electronic Arts, Inc	7,721,868
47,588	*	Google, Inc (Class A)	28,202,552
222,518	*	IAC/InterActiveCorp	9,085,410
107,567		International Business Machines Corp	19,860,095
25,344	*,e	LinkedIn Corp	2,278,426
30,680		Mastercard, Inc (Class A)	10,653,323
138,687	*	Micros Systems, Inc	6,826,174
783,850		Microsoft Corp	20,873,926
457,415		Oracle Corp	14,989,490
115,467	*	Red Hat, Inc	5,732,937
1,242,018	*	Symantec Corp	21,126,725
191,573	*	Teradata Corp	11,429,245
140,047	*	VeriFone Systems, Inc	5,911,384
56,121	*	VMware, Inc (Class A)	5,485,828

		TOTAL SOFTWARE & SERVICES	205,323,266

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
1,057,621	*,e	Alcatel-Lucent (ADR)	$2,897,882
224,438	*	Apple, Inc	90,848,013
1,182,813		Cisco Systems, Inc	21,917,525
604,988	*	EMC Corp	14,828,256
199,186		Hewlett-Packard Co	5,300,339
963,815	*	JDS Uniphase Corp	11,565,780
119,941		Motorola, Inc	5,626,432
611,615		Qualcomm, Inc	31,559,334
168,402	*	SanDisk Corp	8,532,929

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	193,076,490

TELECOMMUNICATION SERVICES - 2.9%
232,060	*	American Tower Corp (Class A)	12,786,506
399,336		CenturyTel, Inc	14,080,587
1,007,670		Verizon Communications, Inc	37,263,637

		TOTAL TELECOMMUNICATION SERVICES	64,130,730

TRANSPORTATION - 2.2%
1,294,143	*,e	JetBlue Airways Corp	5,797,761
260,336	*	Kansas City Southern Industries, Inc	16,445,426
123,592		Union Pacific Corp	12,306,055
185,319		United Parcel Service, Inc (Class B)	13,016,807

		TOTAL TRANSPORTATION	47,566,049

UTILITIES - 2.1%
133,865		American Water Works Co, Inc	4,086,898
206,194		Edison International	8,371,476
206,445		Exelon Corp	9,164,094
84,419		ITC Holdings Corp	6,135,573
337,524		NiSource, Inc	7,455,905
654,623		NV Energy, Inc	10,500,153

		TOTAL UTILITIES	45,714,099

		TOTAL COMMON STOCKS	2,174,238,337

		(Cost $1,914,898,334)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT - TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 1.1%
$25,000,000	Federal Home Loan Bank (FHLB)	11/01/11	25,000,000

			25,000,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
24,540,573	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	24,540,573

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	24,540,573

		TOTAL SHORT-TERM INVESTMENTS	49,540,573

		(Cost $49,540,573)

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 101.3%	$2,223,778,910
		(Cost $1,964,438,907)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(29,228,138)

		NET ASSETS - 100.0%	$2,194,550,772

		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

FINLAND - 4.2%
14,423,661		Nokia Oyj	$97,059,383

		TOTAL FINLAND	97,059,383

FRANCE - 0.9%
467,160		BNP Paribas	20,860,965
7,778		Societe Generale	222,698

		TOTAL FRANCE	21,083,663

GERMANY - 18.7%
2,542,276		Bayer AG.	161,973,396
1,892,619		Henkel KGaA (Preference)	112,506,798
2,072,620		Lanxess AG.	121,053,308
780,777		Rheinmetall AG.	41,407,584

		TOTAL GERMANY	436,941,086

HONG KONG - 0.4%
10,452,000		Trinity Ltd	9,473,277

		TOTAL HONG KONG	9,473,277

INDIA - 3.7%
8,498,503		HDFC Bank Ltd	84,728,947

		TOTAL INDIA	84,728,947

IRELAND - 0.3%
1,123,214	*	Smurfit Kappa Group plc	7,702,401

		TOTAL IRELAND	7,702,401

ITALY - 0.6%
321,112		Saipem S.p.A.	14,348,058

		TOTAL ITALY	14,348,058

JAPAN - 14.2%
37,900		Canon, Inc	1,720,577
14,900	e	Daikin Industries Ltd	440,946
27,008		Denso Corp	830,584
10,150		Fanuc Ltd	1,641,155
131,000	e	Fast Retailing Co Ltd	23,532,221
5,894,000	e	Hitachi Ltd	31,581,746
477,000		JS Group Corp	10,002,277
1,053,400		JTEKT Corp	11,519,115
976,800	e	Kakaku.com, Inc	38,676,383
76,897		Kao Corp	2,017,344
57,130	e	Komatsu Ltd	1,412,528

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

71,407		Mitsubishi Corp	$1,468,624
555,984		Mitsubishi Electric Corp	5,144,629
3,085,000	e	Mitsubishi Heavy Industries Ltd	12,569,914
2,749,447	e	Mitsubishi UFJ Financial Group, Inc	11,948,922
57,000		Mitsui Trust Holdings, Inc	195,061
129,747		Nomura Holdings, Inc	494,358
2,699,000	e	NTN Corp	11,921,402
104,600		Sanrio Co Ltd	5,168,625
494,200	e	Sega Sammy Holdings, Inc	10,744,901
1,473,200	e	Shin-Etsu Chemical Co Ltd	75,655,846
51,450		Sony Corp	1,073,422
162,550	e	Sumitomo Corp	2,012,555
32,000		Sumitomo Metal Mining Co Ltd	440,496
21,000		Suruga Bank Ltd	175,057
12,958,000		Teijin Ltd	45,233,430
113,000		United Arrows Ltd	2,197,975
1,421,500		Ushio, Inc	21,016,644

		TOTAL JAPAN	330,836,737

MACAU - 4.6%
35,400,791	*,e	Sands China Ltd	106,385,971

		TOTAL MACAU	106,385,971

NETHERLANDS - 0.1%
39,650		Royal Dutch Shell plc (A Shares)	1,404,590

		TOTAL NETHERLANDS	1,404,590

SWEDEN - 5.5%
1,663,267		Assa Abloy AB (Class B)	40,392,375
3,911,835		SKF AB (B Shares)	86,694,079

		TOTAL SWEDEN	127,086,454

SWITZERLAND - 18.2%
2,372,228		Adecco S.A.	113,931,522
103,514		Burckhardt Compression Holding AG.	22,880,192
6,934,871		Clariant AG.	75,098,191
40,573		Givaudan S.A.	36,901,877
189,690		Nestle S.A.	10,971,226
603,140		Swatch Group AG. Reg	44,475,697
809,009	a	Tecan Group AG.	51,000,118
5,343,877		UBS AG. (Switzerland)	67,537,029

		TOTAL SWITZERLAND	422,795,852

TAIWAN - 1.0%
7,543,000		Formosa Plastics Corp	22,184,644

		TOTAL TAIWAN	22,184,644

UNITED KINGDOM - 26.9%
287,409	*	Afren plc	454,576
22,441,840		Barclays plc	69,568,409
8,076,595		Filtrona plc	51,438,836

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

9,418,480		ICAP plc	$60,747,257
28,420,399		Man Group plc	67,939,729
767,399		Pearson plc	14,097,765
2,502,666		Reckitt Benckiser Group plc	128,461,087
2,856,343		Reed Elsevier plc	24,452,642
86,589		Rio Tinto plc	4,684,371
125,088	*	Rockhopper Exploration plc	430,416
5,664,139		Smiths Group plc	86,931,982
751,163		Tullow Oil plc	16,877,063
3,423,867		Wolseley plc	98,730,873

		TOTAL UNITED KINGDOM	624,815,006

		TOTAL COMMON STOCKS	2,306,846,069

		(Cost $2,473,897,364)

SHORT-TERM INVESTMENTS - 3.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.9%
90,351,117	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	90,351,117

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	90,351,117

		TOTAL SHORT-TERM INVESTMENTS	90,351,117

		(Cost $90,351,117)

		TOTAL INVESTMENTS - 103.2%	2,397,197,186
		(Cost $2,564,248,481)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%	(74,206,921)

		NET ASSETS - 100.0%	$2,322,990,265

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2011

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$570,118,396	24.5%
MATERIALS	440,393,400	19.0
FINANCIALS	384,418,432	16.6
CONSUMER STAPLES	253,956,455	10.9
CONSUMER DISCRETIONARY	242,433,080	10.4
HEALTH CARE	212,973,514	9.2
INFORMATION TECHNOLOGY	169,038,089	7.3
ENERGY	33,514,703	1.4
SHORT - TERM INVESTMENTS	90,351,117	3.9
OTHER ASSETS & LIABILITIES, NET	(74,206,921)	(3.2)

NET ASSETS	$2,322,990,265	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
$312,300		Dr Reddy’s Laboratories Ltd	9.250%	03/24/14	$326

		TOTAL INDIA			326

		TOTAL CORPORATE BONDS			326

		(Cost $450)

SHARES		COMPANY			VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 1.1%
70,108	*	Aston Resources Pty Ltd			769,295
1,314,081	*	Cockatoo Coal Ltd			523,878
35,174		Iluka Resources Ltd			584,757
29,281		Kingsgate Consolidated Ltd			230,853
316,332	*,e	Lynas Corp Ltd			391,403
10,710		Newcrest Mining Ltd			378,511
96,914	*	Pan Australian Resources Ltd			327,483
65,631	*	Sandfire Resources NL			465,712
92,626		Whitehaven Coal Ltd			573,094

		TOTAL AUSTRALIA			4,244,986

BRAZIL - 15.4%
95,600		Aliansce Shopping Centers S.A.			721,100
56,500		Amil Participacoes S.A.			571,631
267,024		Banco Bradesco S.A. (Preference)			4,829,248
80,400		Banco do Brasil S.A.			1,212,896
176,900		Banco Itau Holding Financeira S.A.			3,372,419
228,000		BM&FBOVESPA S.A.			1,361,214
154,300		BR Malls Participacoes S.A.			1,667,161
50,448	*	BR Properties S.A.			508,344
156,000		Brasil Brokers Participacoes S.A.			630,597
65,900		Brazil Insurance Participco			633,340
81,000	*	Brazil Pharma S.A.			646,359
40,000		Cia de Concessoes Rodoviarias			1,100,853
55,400		Cia Energetica de Minas Gerais			926,103
40,400		Cia Hering			902,432
54,900		Cosan SA Industria e Comercio			856,988
54,900		Diagnosticos da America S.A.			436,488
53,200		Drogasil S.A.			334,659
79,900		EcoRodovias Infraestrutura e Logistica S.A.			605,003
159,800		Empresa Brasileira de Aeronautica S.A.			1,102,968
25,500		Fleury S.A.			321,563

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

63,900		Gol Linhas Aereas Inteligentes S.A.	$502,833
40,600		Localiza Rent A Car	613,665
83,200	*	Magazine Luiza S.A.	639,683
81,000		Mills Estruturas e Servicos de	809,127
24,600	*	MPX Energia S.A.	536,605
147,100		MRV Engenharia e Participacoes S.A.	1,036,730
46,500		Multiplan Empreendimentos Imobiliarios S.A.	940,373
41,900		Multiplus S.A.	707,750
265,000	*	OGX Petroleo e Gas Participacoes S.A.	2,191,805
250,700		PDG Realty S.A.	1,105,396
95,900		Perdigao S.A.	1,996,928
624,545		Petroleo Brasileiro S.A.	8,395,898
1,055,000		PT International Nickel Indonesia Tbk	430,116
72,107		QGEP Participacoes S.A.	713,993
48,100		Redecard S.A.	808,274
40,800	*	Restoque Comercio e Confeccoes de Roupas S.A.	641,640
35,600		Santos Brasil Participacoes S.A.	527,930
103,800		Souza Cruz S.A.	1,273,278
101,387	*	T4F Entretenimento S.A.	708,649
15,300		Tam S.A. (Preference)	305,581
37,900		Telefonica Brasil S.A.	1,102,662
276,509		Tim Participacoes S.A.	1,430,177
45,700		Totvus S.A.	758,628
74,400		Ultrapar Participacoes S.A.	1,326,056
287,500		Vale S.A.	7,319,582

		TOTAL BRAZIL	59,564,725

CAMBODIA - 0.1%
1,684,000		NagaCorp Ltd	417,881

		TOTAL CAMBODIA	417,881

CANADA - 0.2%
12,721		Pacific Rubiales Energy Corp	299,550
23,090		Petrominerales Ltd	609,247

		TOTAL CANADA	908,797

CHILE - 1.2%
150,700		Centros Comerciales Sudamericanos S.A.	962,733
477,503		Empresa Nacional de Electricidad S.A.	765,057
34,822		Lan Airlines S.A.	898,713
161,423		Parque Arauco S.A	309,371
43,340		SACI Falabella	406,907
20,464		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,227,965

		TOTAL CHILE	4,570,746

CHINA - 13.8%
1,480,000	e	Agricultural Bank of China	664,247
992,000	e	Air China Ltd	770,824
380,000		Ajisen China Holdings Ltd	539,405
221,000	e	Anhui Conch Cement Co Ltd	803,613
10,384	*	Baidu, Inc (ADR)	1,455,629
3,964,000		Bank of China Ltd	1,410,822

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

928,800	e	Bank of Communications Co Ltd	$638,339
572,000	*,e	Brilliance China Automotive Holdings Ltd Changsha Zoomlion Heavy Industry Science and Technology	613,219
543,480	e	Development Co Ltd	786,298
918,000		China BlueChemical Ltd	719,373
5,504,090	e	China Construction Bank	4,044,049
340,200	e	China Metal Recycling Holdings Ltd	364,251
587,500		China Mobile Hong Kong Ltd	5,583,797
958,000	e	China National Building Material Co Ltd	1,227,107
408,000		China Oilfield Services Ltd	679,594
184,000		China Resources Enterprise	671,977
494,000	e	China Resources Gas Group Ltd	717,759
521,000		China Shenhua Energy Co Ltd	2,383,465
898,000		China Telecom Corp Ltd	554,432
924,000	e	China Unicom Ltd	1,857,808
1,325,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	321,549
2,467,000		CNOOC Ltd	4,663,518
520,000	e	Dongfeng Motor Group Co Ltd	848,245
402,000		First Tractor Co	359,727
30,408	*	Focus Media Holding Ltd (ADR)	826,489
353,000	e	Golden Eagle Retail Group Ltd	887,154
372,000	e	Guangzhou Automobile Group Co Ltd	371,131
746,000	e	Harbin Power Equipment	751,772
19,310	*,e	Home Inns & Hotels Management, Inc (ADR)	659,630
7,550,000		Industrial & Commercial Bank of China	4,714,696
649,500	e	Intime Department Store Group Co Ltd	932,077
395,900	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	587,062
1,260,000		Lenovo Group Ltd	847,103
58,979	*	Melco PBL Entertainment Macau Ltd (ADR)	676,489
444,000		PICC Property & Casualty Co Ltd	615,743
252,000	e	Prime Success International Group Ltd	263,279
444,000	e	Shandong Weigao Group Medical Polymer Co Ltd	461,461
11,274	*,e	Sina Corp	916,463
42,757	e	Spreadtrum Communications, Inc (ADR)	1,136,053
363,000	*,e	Sun Art Retail Group Ltd	470,057
123,700	e	Tencent Holdings Ltd	2,860,881
468,000		Vinda International Holdings Ltd	530,682
201,000		Wumart Stores, Inc	405,671
28,505	*	WuXi PharmaTech Cayman, Inc (ADR)	354,317
278,000		Xinao Gas Holdings Ltd	1,004,561
236,000		Yanzhou Coal Mining Co Ltd	584,169

		TOTAL CHINA	53,535,987

COLOMBIA - 1.0%
58,890		Almacenes Exito S.A.	757,428
27,659		BanColombia S.A.	429,856
9,874,637		Bolsa de Valores de Colombia	174,632
114,930		Cementos Argos S.A.	661,494
716,373		Ecopetrol S.A.	1,535,633
14,200		Inversiones Argos S.A.	136,217
18,333		Suramericana de Inversiones S.A.	322,055

		TOTAL COLOMBIA	4,017,315

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.5%
21,000		CEZ AS	$888,004
4,500		Komercni Banka AS	860,996

		TOTAL CZECH REPUBLIC	1,749,000

HONG KONG - 2.9%
341,400		AIA Group Ltd	1,043,912
640,000		AMVIG Holdings Ltd	399,327
780,000	e	Belle International Holdings Ltd	1,529,758
762,000	e	China Resources Cement Holdings Ltd	604,654
227,000	e	Chow Sang Sang Holding	700,118
791,500	e	Dickson Concepts International Ltd	456,160
334,000	*,e,f	Galaxy Entertainment Group Ltd (purchased 8/31/10, cost $476,279)	675,460
1,663,000	*	Genting Hong Kong Ltd	483,417
2,533,000	e	GOME Electrical Appliances Holdings Ltd	776,620
1,069,500	e	KWG Property Holding Ltd	461,297
468,000	e	Lee & Man Holding Ltd	315,073
509,000		Melco International Development	406,857
655,000	*,e	Mongolian Mining Corp	581,938
757,000	e	Noble Group Ltd	924,295
968,000	e	SA SA International Holdings Ltd	575,471
172,000		Shangri-La Asia Ltd	345,467
360,000		SJM Holdings Ltd	617,059
326,000		Trinity Ltd	295,473

		TOTAL HONG KONG	11,192,356

INDIA - 6.2%
13,427		Aditya Birla Nuvo Ltd	246,941
104,675		Amtek Auto Ltd	272,794
81,280		Bharti Airtel Ltd	650,748
21,264		Cadila Healthcare Ltd	333,467
78,177		Coal India Ltd	530,141
55,199		Coromandel International Ltd	374,991
91,064	*	DEN Networks Ltd	144,682
148,652		DLF Ltd	730,922
23,298		Dr Reddy’s Laboratories Ltd	789,171
48,059		Engineers India Ltd	238,854
46,066		Federal Bank Ltd	390,689
41,153		GAIL India Ltd	355,392
9,635		Grasim Industries Ltd	489,884
124,140	*	Hathway Cables and Datacom Pvt Ltd	300,531
159,360		HDFC Bank Ltd	1,588,798
95,057		Housing Development Finance Corp	1,337,308
91,744		ICICI Bank Ltd	1,729,660
49,400		Infosys Technologies Ltd	2,889,920
390,196		ITC Ltd	1,701,376
23,560		Larsen & Toubro Ltd	679,412
65,449		Mahindra & Mahindra Ltd	1,154,973
38,635		Motherson Sumi Systems Ltd	147,815

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

48,004		Opto Circuits India Ltd	$246,595
61,703		Pantaloon Retail India Ltd	244,599
51,288		Phoenix Mills Ltd	210,453
89,041		Prestige Estates Projects Ltd	178,262
107,148		Reliance Industries Ltd	1,918,289
33,746		Shopper’s Stop Ltd	240,950
87,234		Sintex Industries Ltd	209,690
61,337		Sobha Developers Ltd	317,145
95,292		Sun Pharmaceuticals Industries Ltd	980,785
32,316		Tata Consultancy Services Ltd	734,891
195,877		Tata Motors Ltd	789,874
28,693		UTI Bank Ltd	677,940
164,411		ZEE Telefilms Ltd	410,120

		TOTAL INDIA	24,238,062

INDONESIA - 3.4%
1,496,000		Bank Rakyat Indonesia	1,124,767
6,737,500		PT Alam Sutera Realty Tbk	327,205
313,000		PT Astra International Tbk	2,413,475
707,000		PT Bank Central Asia Tbk	641,146
1,471,858		PT Bank Mandiri Persero Tbk	1,174,081
1,665,793		PT Bank Negara Indonesia	746,547
952,500		PT Excelcomindo Pratama	532,725
142,000		PT Gudang Garam Tbk	932,073
944,000		PT Harum Energy Indonesia Tbk	826,719
150,000		PT Indo Tambangraya Megah	748,285
453,000		PT Indocement Tunggal Prakarsa Tbk	827,616
1,115,500		PT Jasa Marga Tbk	480,793
4,918,875		PT Lippo Karawaci Tbk	352,662
214,500		PT Tambang Batubara Bukit Asam Tbk	439,870
361,500		PT United Tractors Tbk	994,325
370,000	e	Straits Asia Resources Ltd	691,151

		TOTAL INDONESIA	13,253,440

KOREA, REPUBLIC OF - 15.2%
16,512		Cheil Industries, Inc	1,458,586
7,365		Doosan Corp	931,299
48,990		Doosan Infracore Co Ltd	837,796
4,614	*	E-Mart Co Ltd	1,205,336
4,671		GS Engineering & Construction Corp	406,214
7,224		GS Holdings Corp	416,114
28,410		Hana Financial Group, Inc	1,014,901
13,967		Hanwha Chemical Corp	363,622
2,305		Honam Petrochemical Corp	628,807
56,350		Hynix Semiconductor, Inc	1,140,371
4,329		Hyundai Department Store Co Ltd	620,673
3,468		Hyundai Heavy Industries	926,524
3,388		Hyundai Home Shopping Network Corp	356,363
17,030		Hyundai Marine & Fire Insurance Co Ltd	493,117
8,268		Hyundai Mobis	2,366,229
21,448		Hyundai Motor Co	4,319,379
13,757		Hyundai Steel Co	1,248,375

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

4,096		Hyundai Wia Corp	$529,088
13,300		Industrial Bank of Korea	174,606
41,916		KB Financial Group, Inc	1,623,903
2,601		KCC Corp	630,467
38,148		Kia Motors Corp	2,445,740
7,513		KIWOOM Securities Co Ltd	397,718
10,630		Korea Investment Holdings Co Ltd	353,100
13,735		Korean Air Lines Co Ltd	609,883
8,644		LG Chem Ltd	2,789,298
21,536		LG Corp	1,260,359
2,808		LG Household & Health Care Ltd	1,268,194
4,885		Mando Corp	836,709
3,967		NCsoft	1,247,119
12,291		Neowiz Games Corp	729,690
6,507	*	NHN Corp	1,357,494
3,414		POSCO	1,182,911
17,095		Samsung Card Co	640,602
19,623		Samsung Corp	1,213,282
16,132		Samsung Electronics Co Ltd	13,887,401
3,725		Samsung Engineering Co Ltd	760,829
5,072		Samsung Fire & Marine Insurance Co Ltd	1,078,485
16,010		Samsung Heavy Industries Co Ltd	488,439
10,754		Samsung Securities Co Ltd	555,680
56,696		Shinhan Financial Group Co Ltd	2,258,606
2,529		SK Corp	336,677
7,670		SK Energy Co Ltd	1,154,193

		TOTAL KOREA, REPUBLIC OF	58,544,179

LUXEMBOURG - 0.2%
276,250		L’ Occitane International S.A.	609,076

		TOTAL LUXEMBOURG	609,076

MACAU - 0.3%
434,000	*,e	Sands China Ltd	1,304,251

		TOTAL MACAU	1,304,251

MALAYSIA - 2.1%
761,400		AirAsia BHD	956,863
243,000		AMMB Holdings BHD	471,079
535,400		Bumiputra-Commerce Holdings BHD	1,314,200
75,500		Digi.Com BHD	777,432
48,800		Hong Leong Credit BHD	188,883
475,526		IGB Corp BHD	306,852
265,100		IJM Corp BHD	489,689
256,700		JobStreet Corp BHD	209,824
154,800		KrisAssets Holdings BHD	214,324
79,800		Kuala Lumpur Kepong BHD	544,498
125,400		Lafarge Malayan Cement BHD	288,471
143,200		Malaysia Airports Holdings BHD	294,094
133,500		Public Bank BHD (Foreign)	551,517
402,800		SP Setia BHD	502,586
768,400		TM International BHD	1,214,499

		TOTAL MALAYSIA	8,324,811

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 3.8%
66,000	e	Alfa S.A. de C.V. (Class A)	$769,051
4,853,200	e	America Movil S.A. de C.V. (Series L)	6,194,412
340,700	e	Compartamos SAB de C.V.	526,376
289,300	e	Fomento Economico Mexicano S.A. de C.V.	1,940,678
11,475	e	Grupo Elektra S.A. de C.V.	881,320
347,480	e	Grupo Financiero Banorte S.A. de C.V.	1,186,600
63,000		Grupo Modelo S.A. (Series C)	399,405
23,785		Industrias Penoles S.A. de C.V.	956,629
184,900	e	Mexichem SAB de C.V.	636,266
19,262		Southern Copper Corp (NY)	590,958
249,000		Wal-Mart de Mexico S.A. de C.V. (Series V)	642,912

		TOTAL MEXICO	14,724,607

PERU - 1.1%
152,579		Alicorp S.A.	338,213
41,772		Bolsa de Valores de Lima S.A.	154,168
193,984		Cementos Lima SAA	149,781
36,439		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,491,448
11,474		Credicorp Ltd (NY)	1,248,142
296,605		Ferreyros S.A.	266,274
156,348		Grana y Montero S.A.	354,076
10,566	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $277,229)	290,565

		TOTAL PERU	4,292,667

PHILIPPINES - 2.3%
430,600		Aboitiz Power Corp	297,025
2,550,200		Alliance Global Group, Inc	624,373
1,361,700		Ayala Land, Inc	510,435
342,640		Banco de Oro Universal Bank	447,666
214,870		Cebu Air, Inc	385,196
259,000		DMCI Holdings, Inc	233,733
7,436,000	*	Global-Estate Resorts, Inc	368,351
426,150		International Container Term Services, Inc	550,187
312,300		JG Summit Holdings (Series B)	186,402
8,773,000		Metro Pacific Investments Corp	667,178
542,019		Metropolitan Bank & Trust	896,268
640,000		Nickel Asia Corp	287,495
741,000		Philex Mining Corp	419,953
11,795		Philippine Long Distance Telephone Co	657,967
62,400		Philippine Stock Exchange, Inc	333,740
1,338,700		Robinsons Land Corp	387,625
2,022,363		SM Development Corp	374,499
25,960		SM Investments Corp	336,196
1,617,200		SM Prime Holdings	490,064
538,300		Universal Robina	590,734

		TOTAL PHILIPPINES	9,045,087

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

POLAND - 1.3%
10,899		Bank Pekao S.A.	$504,628
159,112	*	Getin Holding S.A.	425,113
17,489		KGHM Polska Miedz S.A.	844,358
20,315		Orbis S.A.	259,422
195,604		Polish Oil & Gas Co	242,978
54,166		Powszechna Kasa Oszczednosci Bank Polski S.A.	616,059
11,331		Powszechny Zaklad Ubezpieczen S.A.	1,200,043
169,887		Telekomunikacja Polska S.A.	900,864
16,599		Warsaw Stock Exchange	233,658

		TOTAL POLAND	5,227,123

PORTUGAL - 0.1%
28,296		Jeronimo Martins SGPS S.A.	485,215

		TOTAL PORTUGAL	485,215

RUSSIA - 6.8%
36,411	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $956,939)	852,778
485,501		Gazprom (ADR)	5,628,101
31,108	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $486,674)	475,893
46,249		LUKOIL (ADR)	2,678,796
40,371	f	Magnit OAO (GDR) (purchased 8/31/10, cost $1,028,530)	1,026,168
24,280	*,f	Mail.ru (GDR) (purchased 6/16/11, cost $835,687)	830,641
61,828		MMC Norilsk Nickel (ADR)	1,205,699
56,993	*,f	NOMOS-BANK (GDR) (purchased 4/19/11, cost $944,573)	710,478
29,856	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $3,517,532)	4,165,743
18,515	*,f	Pharmstandard (GDR) (purchased 8/31/10, cost $464,899)	328,859
265,466	f	Rosneft Oil Co (GDR) (purchased 8/31/10, cost $2,020,339)	1,880,988
365,722	*	Sberbank of Russian Federation (ADR)	3,986,369
29,376	f	Severstal (GDR) (purchased 10/4/10, cost $444,779)	429,045
39,892	f	TransContainer OAO (GDR) (purchased 9/9/11, cost $414,880)	359,028
19,917	f	Uralkali (GDR) (purchased 11/9/11, cost $746,271)	858,261
34,305	*,f	X 5 Retail Group NV (GDR) (purchsed 8/31/10, cost $1,218,013)	1,028,104

		TOTAL RUSSIA	26,444,951

SINGAPORE - 0.8%
701,000	*,e	Genting International plc	957,829
374,000		Petra Foods Ltd	515,636
251,000	e	SembCorp Marine Ltd	832,497
163,000	e	Wilmar International Ltd	703,805

		TOTAL SINGAPORE	3,009,767

SOUTH AFRICA - 6.0%
4,032	e	Anglo Platinum Ltd	290,332
55,932		AngloGold Ashanti Ltd	2,528,050
124,674		AVI Ltd	558,235
35,183		Bidvest Group Ltd	695,725
13,035		Capitec Bank Holdings Ltd	298,383
68,080		Clicks Group Ltd	355,719
291,021		FirstRand Ltd	720,591
42,898		Foschini Ltd	538,391
73,265		Gold Reef Resorts Ltd	150,932
272,612		Growthpoint Properties Ltd	632,148

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

30,340		Impala Platinum Holdings Ltd	$696,792
41,547		Imperial Holdings Ltd	610,717
13,009	e	Kumba Iron Ore Ltd	768,473
83,781		Mr Price Group Ltd	801,885
186,481		MTN Group Ltd	3,241,189
48,253		Naspers Ltd (N Shares)	2,289,119
259,568		Sanlam Ltd	970,137
68,567		Sasol Ltd	3,083,641
35,885		Shoprite Holdings Ltd	525,348
43,115		Standard Bank Group Ltd	529,421
19,086		Tiger Brands Ltd	547,676
59,722		Truworths International Ltd	600,991
81,177		Vodacom Group Pty Ltd	915,765
181,483		Woolworths Holdings Ltd	921,525

		TOTAL SOUTH AFRICA	23,271,185

TAIWAN - 8.3%
625,000		Career Technology Co Ltd	965,750
263,000		Catcher Technology Co Ltd	1,465,305
765,420		Cathay Financial Holding Co Ltd	912,794
1,511,949		Chinatrust Financial Holding Co	990,927
433,400		Chunghwa Telecom Co Ltd	1,449,995
391,140		Far Eastern Department Stores Co Ltd	598,021
537,660		Far Eastern Textile Co Ltd	632,134
613,000		Far EasTone Telecommunications Co Ltd	1,005,240
40,397		First Financial Holding Co Ltd	26,815
459,000		First Steamship Co Ltd	769,847
348,000		Formosa Chemicals & Fibre Corp	1,007,135
15,100		Formosa International Hotels Corp	220,695
566,000		Formosa Plastics Corp	1,664,657
260,000		Foxconn Technology Co Ltd	906,195
455,676		Fubon Financial Holding Co Ltd	534,251
1,218,374		Fuhwa Financial Holdings Co Ltd	694,530
75,650		High Tech Computer Corp	1,700,124
987,900		Hon Hai Precision Industry Co, Ltd	2,708,207
236,850		Huaku Development Co Ltd	556,095
111,000		MediaTek, Inc	1,164,864
1,151,580		Mega Financial Holding Co Ltd	885,216
509,000		Nan Ya Plastics Corp	1,145,060
246,000		Prime View International Co Ltd	502,195
1,063,336		Shin Kong Financial Holding Co Ltd	331,195
116,000		Simplo Technology Co Ltd	682,563
389,000		Synnex Technology International Corp	953,547
656,980		Taishin Financial Holdings Co Ltd	278,177
186,000		Taiwan Fertilizer Co Ltd	479,404
2,508,000		Taiwan Semiconductor Manufacturing Co Ltd	6,111,686
637,060		Uni-President Enterprises Corp	876,060

		TOTAL TAIWAN	32,218,684

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

THAILAND - 2.1%
199,000		Advanced Info Service PCL	$838,737
257,400		Airports of Thailand PCL	317,256
1,108,900		Amata Corp PCL (Foreign)	389,078
87,100		Bangkok Bank PCL (Foreign)	441,394
21,200		Banpu PCL	436,794
345,600		BEC World PCL (Foreign)	418,037
722,200		Charoen Pokphand Foods Public Co Ltd	704,982
254,200		CP Seven Eleven PCL	385,749
128,000		Kasikornbank PCL - NVDR	510,318
66,100		Kasikornbank PCL (Foreign)	266,947
386,900		Krung Thai Bank PCL	189,451
1,195,700		LPN Development PCL	389,093
540,900		Minor International PCL (Foreign)	183,190
407,100		Preuksa Real Estate PCL (Foreign)	140,086
94,500		PTT PCL	931,687
4,269,000		Quality House PCL	185,785
31,000		Siam Cement PCL (Foreign)	371,314
179,400		Siam Commercial Bank PCL	678,014
265,700		Tisco Bank PCL	291,622
114,700		Tisco Financial Group PCL (ADR)	127,414

		TOTAL THAILAND	8,196,948

TURKEY - 1.5%
87,704		Arcelik AS	336,058
10,391		BIM Birlesik Magazalar AS	315,867
104,716	*	Boyner Buyuk Magazacilik	175,260
22,648		Coca-Cola Icecek AS	305,440
268,413		Emlak Konut Gayrimenkul Yatiri	362,034
144,574		KOC Holding AS	513,899
363,472		Sinpas Gayrimenkul Yatirim Ortakligi AS	259,101
89,825	*	TAV Havalimanlari Holding AS	432,676
89,156		Tofas Turk Otomobil Fabrik	342,659
20,536		Tupras Turkiye Petrol Rafine	462,705
133,893	*	Turk Hava Yollari	193,209
333,566		Turkiye Garanti Bankasi AS	1,170,339
235,491		Turkiye Is Bankasi (Series C)	547,339
306,253	*	Yapi ve Kredi Bankasi	572,469

		TOTAL TURKEY	5,989,055

UKRAINE - 0.1%
47,635	*,f	MHP S.A. (GDR) (purchased 11/22/10, cost $801,326)	511,104

		TOTAL UKRAINE	511,104

UNITED KINGDOM - 0.8%
237,083	*	Afren plc	374,979
15,183		Anglo American plc	566,533
40,732		Antofagasta plc	758,105
40,346	f	O’Key Group S.A. (GDR) (purchased 11/2/10, cost $425,053)	295,108
43,787	e	Standard Chartered plc (Hong Kong)	1,041,661

		TOTAL UNITED KINGDOM	3,036,386

UNITED STATES - 0.9%
48,212	*	Kosmos Energy LLC	747,286
22,492	*	Las Vegas Sands Corp	1,055,999
9,169	*	Streettracks Gold Trust	1,534,341

		TOTAL UNITED STATES	3,337,626

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

VIRGIN ISLANDS, BRITISH - 0.2%
38,164		Arcos Dorados Holdings, Inc	$893,038

		TOTAL VIRGIN ISLANDS, BRITISH	893,038

		TOTAL COMMON STOCKS	387,159,055

		(Cost $404,609,578)

PREFERRED STOCKS - 0.8%

BRAZIL - 0.8%
93,060		Ambev Cia De Bebidas Das	3,108,595

		TOTAL BRAZIL	3,108,595

		TOTAL PREFERRED STOCKS	3,108,595

		(Cost $2,540,054)

RIGHTS / WARRANTS - 0.0%
KOREA, REPUBLIC OF - 0.0%
1,286	*,m	Samsung Securities Co Ltd	12,025

		TOTAL KOREA, REPUBLIC OF	12,025

MEXICO - 0.0%
4,690	*	Grupo de Iversiones Suramericana SA	704

		TOTAL MEXICO	704

		TOTAL RIGHTS / WARRANTS	12,729

		(Cost $0)

SHORT-TERM INVESTMENTS - 5.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.4%
20,930,005	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	20,930,005

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	20,930,005

		TOTAL SHORT-TERM INVESTMENTS	20,930,005

		(Cost $20,930,005)

		TOTAL INVESTMENTS - 105.9%	411,210,710
		(Cost $428,080,087)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%	(23,088,107)

		NET ASSETS - 100.0%	$388,122,603

TIAA-CREF FUNDS - Emerging Markets Equity Fund

ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non Voting Depository Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.
f	Restricted security. At 10/31/2011, the total value of these securities amounted to $14,718,223 or 3.8% of net assets.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$88,849,433	22.9%
ENERGY	52,691,138	13.6
CONSUMER DISCRETIONARY	51,436,424	13.2
INFORMATION TECHNOLOGY	48,760,994	12.6
MATERIALS	46,058,582	11.9
INDUSTRIALS	32,897,245	8.5
CONSUMER STAPLES	30,363,271	7.8
TELECOMMUNICATION SERVICES	28,908,449	7.4
UTILITIES	5,490,506	1.4
HEALTH CARE	4,824,663	1.2
SHORT - TERM INVESTMENTS	20,930,005	5.4
OTHER ASSETS & LIABILITIES, NET	(23,088,107)	(5.9)

NET ASSETS	$388,122,603	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.6%
633,700		Johnson Controls, Inc	$20,867,741

		TOTAL AUTOMOBILES & COMPONENTS	20,867,741

BANKS - 0.3%
163,248		Wells Fargo & Co	4,229,756

		TOTAL BANKS	4,229,756

CAPITAL GOODS - 10.2%
482,116		Boeing Co	31,718,412
199,672		Caterpillar, Inc	18,861,017
228,629		Danaher Corp	11,054,212
37,765		European Aeronautic Defence and Space Co	1,113,284
240,681		Honeywell International, Inc	12,611,684
75,749		Paccar, Inc	3,275,387
155,729		Precision Castparts Corp	25,407,186
180,872		Roper Industries, Inc	14,668,719
201,551		Stanley Works	12,869,031

		TOTAL CAPITAL GOODS	131,578,932

CONSUMER DURABLES & APPAREL - 3.1%
120,619		Burberry Group plc	2,589,399
12,618	*	Fossil, Inc	1,307,982
116,510		Jarden Corp	3,731,815
250,103		Nike, Inc (Class B)	24,097,424
25,056		Ralph Lauren Corp	3,978,642
71,998		Tupperware Corp	4,070,767

		TOTAL CONSUMER DURABLES & APPAREL	39,776,029

CONSUMER SERVICES - 6.6%
545,351		Carnival Corp	19,201,809
40,790	*	Chipotle Mexican Grill, Inc (Class A)	13,710,335
438,696	*	Las Vegas Sands Corp	20,596,777
441,850	*	MGM Mirage	5,090,112
284,806	*	Orient-Express Hotels Ltd (Class A)	2,429,395
546,994		Starbucks Corp	23,159,727

		TOTAL CONSUMER SERVICES	84,188,155

DIVERSIFIED FINANCIALS - 3.3%
350,206		Blackstone Group LP	5,151,530
97,248	*	IntercontinentalExchange, Inc	12,630,570
430,200		iShares Russell 1000 Growth Index Fund	25,084,962

		TOTAL DIVERSIFIED FINANCIALS	42,867,062

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 6.9%
162,770		Anadarko Petroleum Corp	$12,777,445
305,229		Cenovus Energy, Inc	10,438,832
146,474	*	Concho Resources, Inc	13,874,017
197,997	e	Crescent Point Energy Corp	8,456,215
278,205		National Oilwell Varco, Inc	19,844,363
320,273		Schlumberger Ltd	23,530,457

		TOTAL ENERGY	88,921,329

FOOD & STAPLES RETAILING - 1.5%
230,475		Costco Wholesale Corp	19,187,044

		TOTAL FOOD & STAPLES RETAILING	19,187,044

FOOD, BEVERAGE & TOBACCO - 1.6%
479,533		Coca-Cola Enterprises, Inc	12,861,075
115,576		Mead Johnson Nutrition Co	8,304,136

		TOTAL FOOD, BEVERAGE & TOBACCO	21,165,211

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
206,816	*	Cerner Corp	13,118,339
105,074	*	Edwards Lifesciences Corp	7,924,681
45,286	*	Intuitive Surgical, Inc	19,647,784

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	40,690,804

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
209,141		Estee Lauder Cos (Class A)	20,589,931

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,589,931

MATERIALS - 3.7%
62,567		Celanese Corp (Series A)	2,724,793
620,260		Monsanto Co	45,123,915

		TOTAL MATERIALS	47,848,708

MEDIA - 1.9%
386,605		Interpublic Group of Cos, Inc	3,665,015
195,591		Viacom, Inc (Class B)	8,576,665
360,930		Walt Disney Co	12,589,239

		TOTAL MEDIA	24,830,919

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.8%
421,301	*	Agilent Technologies, Inc	15,617,628
197,920	*	Alexion Pharmaceuticals, Inc	13,361,579
259,159		Allergan, Inc	21,800,455
103,504	*	Biogen Idec, Inc	12,043,725
298,460	*	Celgene Corp	19,349,162
89,896		Perrigo Co	8,115,811
580,546		Pfizer, Inc	11,181,316
79,492		Shire plc (ADR)	7,496,096
182,873		Teva Pharmaceutical Industries Ltd (ADR)	7,470,362
346,183	*	Watson Pharmaceuticals, Inc	23,249,650

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	139,685,784

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 4.6%
194,216	*	Amazon.com, Inc	$41,467,058
198,171	*	Bed Bath & Beyond, Inc	12,254,894
81,690		Petsmart, Inc	3,835,346
3,731	*	Priceline.com, Inc	1,894,303

		TOTAL RETAILING	59,451,601

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
165,251		Avago Technologies Ltd	5,580,526
182,094	*	Marvell Technology Group Ltd	2,547,495

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,128,021

SOFTWARE & SERVICES - 23.9%
79,164		Accenture plc	4,770,423
374,945	*	Adobe Systems, Inc	11,027,132
267,191	*	Akamai Technologies, Inc	7,198,126
166,025	*	Autodesk, Inc	5,744,465
156,474	*	Check Point Software Technologies	9,017,597
75,890	*	Electronic Arts, Inc	1,772,032
80,985	*	Gartner, Inc	3,119,542
124,107	*	Google, Inc (Class A)	73,550,772
924,472		Intuit, Inc	49,616,413
34,443		Mastercard, Inc (Class A)	11,959,987
39,850		Mercadolibre, Inc	2,598,220
400,161	*	Nuance Communications, Inc	10,596,263
934,451		Oracle Corp	30,621,959
532,656	*	Red Hat, Inc	26,446,370
91,674	*	Salesforce.com, Inc	12,208,227
359,982		Visa, Inc (Class A)	33,571,921
141,849	*	VMware, Inc (Class A)	13,865,740

		TOTAL SOFTWARE & SERVICES	307,685,189

TECHNOLOGY HARDWARE & EQUIPMENT - 10.3%
156,481	*	Apple, Inc	63,340,380
469,178	*	EMC Corp	11,499,553
388,368	*	Juniper Networks, Inc	9,503,365
417,473	*	NetApp, Inc	17,099,694
478,710		Qualcomm, Inc	24,701,436
107,934	*	SanDisk Corp	5,469,016

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	131,613,444

TELECOMMUNICATION SERVICES - 2.1%
285,512	*	American Tower Corp (Class A)	15,731,711
323,762		Verizon Communications, Inc	11,972,719

		TOTAL TELECOMMUNICATION SERVICES	27,704,430

TRANSPORTATION - 1.1%
227,589	*	Kansas City Southern Industries, Inc	14,376,797

		TOTAL TRANSPORTATION	14,376,797

		TOTAL COMMON STOCKS	1,275,386,887

		(Cost $1,151,178,970)

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
8,605,438	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$8,605,438

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,605,438

		TOTAL SHORT-TERM INVESTMENTS	8,605,438

		(Cost $8,605,438)

		TOTAL INVESTMENTS - 99.5%	1,283,992,325
		(Cost $1,159,784,408)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	6,218,910

		NET ASSETS - 100.0%	$1,290,211,235

		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 1.3%
1,000,930	*	American Axle & Manufacturing Holdings, Inc	$9,699,012
1,054,589	*	Ford Motor Co	12,317,600
119,483	*	Visteon Corp	6,645,644

		TOTAL AUTOMOBILES & COMPONENTS	28,662,256

BANKS - 5.6%
2,652,500		BOC Hong Kong Holdings Ltd	6,307,548
441,558		Fifth Third Bancorp	5,303,112
1,526,883		First Horizon National Corp	10,672,912
1,922,530		Huntington Bancshares, Inc	9,958,705
81,716		PNC Financial Services Group, Inc	4,388,966
1,023,042		US Bancorp	26,179,645
2,266,657		Wells Fargo & Co	58,729,083

		TOTAL BANKS	121,539,971

CAPITAL GOODS - 6.8%
305,047		Boeing Co	20,069,042
527,294		CAE, Inc	5,623,411
2,743,791		General Electric Co	45,848,748
298,018		Honeywell International, Inc	15,616,143
88,968		L-3 Communications Holdings, Inc	6,030,251
1,300,063		Masco Corp	12,480,605
191,560		SPX Corp	10,461,092
407,287		Textron, Inc	7,909,514
373,388		Tyco International Ltd	17,007,823
261,845	*,e	United Rentals, Inc	6,129,791

		TOTAL CAPITAL GOODS	147,176,420

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
304,236		Edenred	8,581,594
488,590		Republic Services, Inc	13,905,271

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,486,865

CONSUMER DURABLES & APPAREL - 1.4%
326,581		Jarden Corp	10,460,389
402,477		Newell Rubbermaid, Inc	5,956,660
2,828,376	*	Pulte Homes, Inc	14,650,988

		TOTAL CONSUMER DURABLES & APPAREL	31,068,037

CONSUMER SERVICES - 1.7%
273,924		Darden Restaurants, Inc	13,115,482
264,695	*	Las Vegas Sands Corp	12,427,430
451,042	*	MGM Mirage	5,196,004
871,410	*	Orient-Express Hotels Ltd (Class A)	7,433,127

		TOTAL CONSUMER SERVICES	38,172,043

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 11.3%
333,530		Apollo Management LP	$4,419,273
3,192,656		Bank of America Corp	21,805,840
80,177		Bank of New York Mellon Corp	1,706,167
957,271		Blackstone Group LP	14,081,456
1,317,339		Citigroup, Inc	41,614,739
154,375		Discover Financial Services	3,637,075
374,880	*	E*Trade Financial Corp	4,067,448
147,621		Goldman Sachs Group, Inc	16,171,881
1,167,331	e	iShares Russell 1000 Value Index Fund	73,623,565
1,548,344		Janus Capital Group, Inc	10,157,137
995,676		JPMorgan Chase & Co	34,609,698
686,525		Morgan Stanley	12,110,301
193,471		State Street Corp	7,814,294

		TOTAL DIVERSIFIED FINANCIALS	245,818,874

ENERGY - 10.4%
198,086		Anadarko Petroleum Corp	15,549,751
135,733		Apache Corp	13,523,079
39,891		Baker Hughes, Inc	2,313,279
21,788	*,e	C&J Energy Services, Inc	367,346
76,675		Cabot Oil & Gas Corp	5,959,181
236,587		Cenovus Energy, Inc	8,091,275
573,634		Chevron Corp	60,260,252
467,869	*	Cobalt International Energy, Inc	4,828,408
59,460	*	Concho Resources, Inc	5,632,051
116,558		ConocoPhillips	8,118,265
183,664	e	Crescent Point Energy Corp	7,844,070
44,195		Devon Energy Corp	2,870,465
316,226		Ensco International plc (ADR)	15,703,783
39,583		Equitable Resources, Inc	2,513,521
81,767		Exxon Mobil Corp	6,385,185
272,820		Marathon Oil Corp	7,101,505
136,410		Marathon Petroleum Corp	4,897,119
267,503		Occidental Petroleum Corp	24,861,729
179,150	*	Southwestern Energy Co	7,531,466
9,865		Spectra Energy Corp	282,435
1,027,425	*	Weatherford International Ltd	15,925,087
223,357		Williams Cos, Inc	6,725,279

		TOTAL ENERGY	227,284,531

FOOD & STAPLES RETAILING - 1.2%
747,277		CVS Corp	27,126,155

		TOTAL FOOD & STAPLES RETAILING	27,126,155

FOOD, BEVERAGE & TOBACCO - 3.8%
509,433		Altria Group, Inc	14,034,879
146,910		General Mills, Inc	5,660,442
588,214		Kraft Foods, Inc (Class A)	20,693,369

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

83,226		Lorillard, Inc	$9,209,789
188,755		PepsiCo, Inc	11,882,127
101,451	*	Ralcorp Holdings, Inc	8,201,299
87,494		Remy Cointreau S.A.	7,167,679
250,349	*	Smithfield Foods, Inc	5,722,978

		TOTAL FOOD, BEVERAGE & TOBACCO	82,572,562

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
158,604		Baxter International, Inc	8,720,048
1,022,186	*	Boston Scientific Corp	6,020,676
432,203	*	Hologic, Inc	6,967,112
50,826		Quest Diagnostics, Inc	2,836,091
552,691		UnitedHealth Group, Inc	26,523,641
175,473		WellPoint, Inc	12,090,090

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,157,658

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
769,615		Procter & Gamble Co	49,247,664

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,247,664

INSURANCE - 6.1%
277,110		ACE Ltd	19,993,486
164,806		Aflac, Inc	7,431,103
236,178		Allstate Corp	6,220,929
159,568		Axis Capital Holdings Ltd	5,002,457
71,798		Everest Re Group Ltd	6,456,076
653,015		Hartford Financial Services Group, Inc	12,570,539
82,700		Lincoln National Corp	1,575,435
483,933		Marsh & McLennan Cos, Inc	14,818,028
65,611		Max Capital Group Ltd	1,422,446
562,739		Metlife, Inc	19,785,903
62,228		PartnerRe Ltd	3,871,826
336,980		Prudential Financial, Inc	18,264,316
70,927		RenaissanceRe Holdings Ltd	4,831,547
204,090		Travelers Cos, Inc	11,908,652

		TOTAL INSURANCE	134,152,743

MATERIALS - 2.8%
98,718		Ashland, Inc	5,228,105
139,387		Celanese Corp (Series A)	6,070,304
73,872		Cleveland-Cliffs, Inc	5,039,548
355,029		Dow Chemical Co	9,898,208
232,716	*	Ferro Corp	1,505,673
259,137	*	Georgia Gulf Corp	4,690,380
837,639	*	Louisiana-Pacific Corp	5,570,299
303,721		PolyOne Corp	3,398,638
375,000		Teijin Ltd	1,309,040
401,951	e	United States Steel Corp	10,193,478
101,019		Walter Energy, Inc	7,642,087

		TOTAL MATERIALS	60,545,760

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 1.9%
503,694	*	DISH Network Corp (Class A)	$12,174,284
380,842		News Corp (Class A)	6,672,352
69,102		Scripps Networks Interactive (Class A)	2,935,453
574,271		Walt Disney Co	20,030,572

		TOTAL MEDIA	41,812,661

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
226,687		Amgen, Inc	12,982,364
1,782,062	*	Biovitrum AB	4,358,117
228,430		Bristol-Myers Squibb Co	7,216,104
496,471		Johnson & Johnson	31,967,768
626,624		Merck & Co, Inc	21,618,528
324,900	*	Mylan Laboratories, Inc	6,358,293
3,568,845		Pfizer, Inc	68,735,955
473,667		Teva Pharmaceutical Industries Ltd (ADR)	19,349,297
330,932	*	Vanda Pharmaceuticals, Inc	1,922,715
275,942	*	Warner Chilcott plc	5,000,069
192,830	*	Watson Pharmaceuticals, Inc	12,950,463

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	192,459,673

REAL ESTATE - 2.7%
37,057		Boston Properties, Inc	3,668,272
1,309,284		Chimera Investment Corp	3,940,945
126,399		General Growth Properties, Inc	1,858,065
585,749		Kimco Realty Corp	10,233,035
176,356		Potlatch Corp	5,728,043
101,169		SL Green Realty Corp	6,979,649
177,584		Starwood Property Trust, Inc	3,336,803
20,072		Vornado Realty Trust	1,662,162
790,703		Weyerhaeuser Co	14,216,841
1,218,000		Wharf Holdings Ltd	6,478,838

		TOTAL REAL ESTATE	58,102,653

RETAILING - 3.1%
103,443	*	Children’s Place Retail Stores, Inc	4,856,649
205,622	*	GameStop Corp (Class A)	5,257,755
1,093,039		Lowe’s Cos, Inc	22,975,680
266,496		Macy’s, Inc	8,136,123
152,515	*,e	Talbots, Inc	401,114
331,110		Target Corp	18,128,272
254,501	*	Urban Outfitters, Inc	6,935,152

		TOTAL RETAILING	66,690,745

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
120,599		Avago Technologies Ltd	4,072,628
560,964	*	Freescale Semiconductor Holdings Ltd	7,399,115
1,183,473		Intel Corp	29,042,428
303,283	*	Lam Research Corp	13,038,136
164,776	*	Marvell Technology Group Ltd	2,305,216
517,265	*	Micron Technology, Inc	2,891,511
951,930	*	ON Semiconductor Corp	7,206,110

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,297,720	*	RF Micro Devices, Inc	$9,525,265
13,888,045		Solomon Systech International Ltd	364,990
237,157	*	Spansion, Inc	2,440,346

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	78,285,745

SOFTWARE & SERVICES - 4.5%
63,584	*	Alliance Data Systems Corp	6,513,545
878,098	*	AOL, Inc	12,398,744
117,809		DST Systems, Inc	5,912,834
871,749	*	eBay, Inc	27,747,770
133,656	*	Electronic Arts, Inc	3,120,868
401,969		Oracle Corp	13,172,524
247,169		Visa, Inc (Class A)	23,050,981
515,606	*	Yahoo!, Inc	8,064,078

		TOTAL SOFTWARE & SERVICES	99,981,344

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
1,877,694		Cisco Systems, Inc	34,793,670
697,707		Corning, Inc	9,970,233
657,694		Hewlett-Packard Co	17,501,237
446,000	e	Hitachi Ltd	2,389,796
830,844	*	JDS Uniphase Corp	9,970,128
321,458	*	Juniper Networks, Inc	7,866,077
93,936	*	SanDisk Corp	4,759,737
227,539		Seagate Technology, Inc	3,674,755

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90,925,633

TELECOMMUNICATION SERVICES - 4.0%
1,485,580		AT&T, Inc	43,542,349
248,238		CenturyTel, Inc	8,752,872
148,859	*	Level 3 Communications, Inc	3,973,047
859,106		Verizon Communications, Inc	31,769,740

		TOTAL TELECOMMUNICATION SERVICES	88,038,008

TRANSPORTATION - 1.0%
321,757	*	Swift Transportation Co, Inc	2,863,637
358,316	*	UAL Corp	6,922,665
52,612		Union Pacific Corp	5,238,577
513,638		UTI Worldwide, Inc	7,504,251

		TOTAL TRANSPORTATION	22,529,130

UTILITIES - 6.2%
112,106		American Electric Power Co, Inc	4,403,524
631,163	*	Calpine Corp	9,574,743
406,622		Centerpoint Energy, Inc	8,474,002
22,472		Entergy Corp	1,554,388
849,338		Exelon Corp	37,702,114
215,609		FirstEnergy Corp	9,693,781
123,290		NextEra Energy, Inc	6,953,556
281,003		NV Energy, Inc	4,507,288
256,586		PG&E Corp	11,007,539

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

399,957		PPL Corp	$11,746,737
315,387		Public Service Enterprise Group, Inc	10,628,542
3,442,455	*	RRI Energy, Inc	10,499,487
43,220		Sempra Energy	2,322,211
166,661	e	Utilities Select Sector SPDR Fund	5,806,469
59,886		Xcel Energy, Inc	1,548,053

		TOTAL UTILITIES	136,422,434

		TOTAL COMMON STOCKS	2,154,259,565

		(Cost $2,220,245,818)

SHORT-TERM INVESTMENTS - 4.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
89,307,953	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	89,307,953

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	89,307,953

		TOTAL SHORT-TERM INVESTMENTS	89,307,953

		(Cost $89,307,953)

		TOTAL INVESTMENTS - 102.7%	2,243,567,518
		(Cost $2,309,553,771)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%	(59,841,323)

		NET ASSETS - 100.0%	$2,183,726,195

		ADR American Depositary Receipt
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 0.3%
125,000	*,e	Tesla Motors, Inc	$3,671,250

		TOTAL AUTOMOBILES & COMPONENTS	3,671,250

BANKS - 0.4%
773,890		CapitalSource, Inc	4,921,940

		TOTAL BANKS	4,921,940

CAPITAL GOODS - 10.2%
179,009		Chicago Bridge & Iron Co NV	6,548,150
151,738		Cooper Industries plc	7,960,175
117,270		Crane Co	5,172,780
46,659		Cummins, Inc	4,639,304
88,791		Flowserve Corp	8,230,038
61,728		Goodrich Corp	7,569,705
165,370	*	Jacobs Engineering Group, Inc	6,416,356
148,390		Joy Global, Inc	12,939,607
192,873		KBR, Inc	5,383,085
100,888	*	Middleby Corp	8,502,841
173,235		Roper Industries, Inc	14,049,359
128,549	*	Sensata Technologies Holding BV	3,848,757
145,409		Snap-On, Inc	7,804,101
203,243		Timken Co	8,560,595
94,652	*	TransDigm Group, Inc	8,889,715
205,280		Trinity Industries, Inc	5,597,986

		TOTAL CAPITAL GOODS	122,112,554

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
137,968	*	Clean Harbors, Inc	8,039,395
210,648		Republic Services, Inc	5,995,042
72,263		Towers Watson & Co	4,747,679
328,073	*	Verisk Analytics, Inc	11,531,766

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,313,882

CONSUMER DURABLES & APPAREL - 6.1%
132,863		Coach, Inc	8,645,395
50,963	*	Deckers Outdoor Corp	5,872,976
102,890	*	Fossil, Inc	10,665,578
182,313	*	Hanesbrands, Inc	4,807,594
426,035	*	Iconix Brand Group, Inc	7,647,328
261,316		Jarden Corp	8,369,951
90,130		Polaris Industries, Inc	5,708,834
129,803	*,e	SodaStream International Ltd	4,423,686
103,774	*	Tempur-Pedic International, Inc	7,062,858
172,009		Tupperware Corp	9,725,390

		TOTAL CONSUMER DURABLES & APPAREL	72,929,590

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.8%
25,000	*	Chipotle Mexican Grill, Inc (Class A)	$8,403,001
172,989		Darden Restaurants, Inc	8,282,713
136,766		Wyndham Worldwide Corp	4,604,911

		TOTAL CONSUMER SERVICES	21,290,625

DIVERSIFIED FINANCIALS - 5.7%
122,879	*	Affiliated Managers Group, Inc	11,379,824
358,752	*,e	Financial Engines, Inc	8,147,258
36,863	*	IntercontinentalExchange, Inc	4,787,766
461,486	e	iShares Russell Midcap Growth Index Fund	26,018,580
229,637		Lazard Ltd (Class A)	6,278,276
155,953	*	Portfolio Recovery Associates, Inc	10,938,544

		TOTAL DIVERSIFIED FINANCIALS	67,550,248

ENERGY - 8.6%
795,732	*	Cobalt International Energy, Inc	8,211,954
189,096	*	Concho Resources, Inc	17,911,173
223,912	e	Crescent Point Energy Corp	9,563,014
767,048	*	Denbury Resources, Inc	12,042,654
825,000		El Paso Corp	20,633,250
175,000		Peabody Energy Corp	7,589,750
117,786		Saipem S.p.A.	5,262,962
123,913		Schlumberger Ltd	9,103,889
443,291	*,e	Solazyme, Inc	4,508,269
369,927		Tullow Oil plc	8,311,487

		TOTAL ENERGY	103,138,402

FOOD & STAPLES RETAILING - 0.9%
141,928		Whole Foods Market, Inc	10,235,847

		TOTAL FOOD & STAPLES RETAILING	10,235,847

FOOD, BEVERAGE & TOBACCO - 4.4%
346,141		Coca-Cola Enterprises, Inc	9,283,502
176,079		Corn Products International, Inc	8,539,831
137,205		Dr Pepper Snapple Group, Inc	5,138,327
114,346	*	Green Mountain Coffee Roasters, Inc	7,434,777
60,215	*	Hansen Natural Corp	5,364,554
71,898		Lorillard, Inc	7,956,233
109,355		Remy Cointreau S.A.	8,958,574

		TOTAL FOOD, BEVERAGE & TOBACCO	52,675,798

HEALTH CARE EQUIPMENT & SERVICES - 8.2%
96,905	*	Air Methods Corp	7,831,862
167,204		AmerisourceBergen Corp	6,821,923
109,769	*	Cerner Corp	6,962,648
125,065	*	DaVita, Inc	8,754,550
153,657	*	Edwards Lifesciences Corp	11,588,811
357,747	*	Hanger Orthopedic Group, Inc	6,214,065

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

75,012		Humana, Inc	$6,367,769
29,174	*	Intuitive Surgical, Inc	12,657,432
115,000	*	Inverness Medical Innovations, Inc	2,996,900
105,117	*	Pediatrix Medical Group, Inc	6,916,699
142,215	*	Sirona Dental Systems, Inc	6,812,099
323,524	*	Thoratec Corp	11,811,861
147,305	*,e	Zeltiq Aesthetics, Inc	2,099,096

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	97,835,715

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
69,371		Estee Lauder Cos (Class A)	6,829,575
147,664		Herbalife Ltd	9,208,327

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,037,902

MATERIALS - 7.8%
95,000		Airgas, Inc	6,550,250
131,962		Ashland, Inc	6,988,708
116,416		Barrick Gold Corp	5,762,592
600,000	*	Calgon Carbon Corp	9,570,000
125,000		Celanese Corp (Series A)	5,443,750
15,325		CF Industries Holdings, Inc	2,486,788
96,009		Cleveland-Cliffs, Inc	6,549,734
181,130		Cytec Industries, Inc	8,091,077
123,846		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,986,040
738,130		Huntsman Corp	8,665,646
156,549		International Flavors & Fragrances, Inc	9,480,607
100,000		PPG Industries, Inc	8,641,000
138,889		Walter Energy, Inc	10,506,953

		TOTAL MATERIALS	93,723,145

MEDIA - 1.0%
153,265	*,e	Imax Corp	2,947,286
962,598		Interpublic Group of Cos, Inc	9,125,429

		TOTAL MEDIA	12,072,715

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
376,938	*	Agilent Technologies, Inc	13,973,092
190,614	*	Alexion Pharmaceuticals, Inc	12,868,351
112,664	*	Life Technologies Corp	4,582,045
135,959		Perrigo Co	12,274,379
29,667		Shire plc (ADR)	2,797,598
194,536	*	Vertex Pharmaceuticals, Inc	7,701,680
221,034	*	Warner Chilcott plc	4,005,136
111,608	*	Watson Pharmaceuticals, Inc	7,495,593

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65,697,874

REAL ESTATE - 1.3%
110,000		Boston Properties, Inc	10,888,900
35,946		Public Storage, Inc	4,638,831

		TOTAL REAL ESTATE	15,527,731

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 10.0%
17,737	*	Autozone, Inc	$5,739,516
258,031	*	Bed Bath & Beyond, Inc	15,956,636
195,207	*	Dick’s Sporting Goods, Inc	7,630,642
59,925	*	Dollar Tree, Inc	4,791,603
161,539	*,e	HomeAway, Inc	5,338,864
382,292	*	LKQ Corp	11,155,281
143,220		Macy’s, Inc	4,372,507
138,038		Monro Muffler, Inc	5,119,829
18,460	*,e	NetFlix, Inc	1,515,197
50,438		Nordstrom, Inc	2,556,702
206,217		Petsmart, Inc	9,681,888
5,432	*	Priceline.com, Inc	2,757,935
606,728	*	Sally Beauty Holdings, Inc	11,643,110
15,263	*	Select Comfort Corp	317,013
151,927	*,e	Shutterfly, Inc	6,330,798
114,553		Tiffany & Co	9,133,311
80,000		Tractor Supply Co	5,675,200
159,478	*	Ulta Salon Cosmetics & Fragrance, Inc	10,731,275

		TOTAL RETAILING	120,447,307

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
239,773		Avago Technologies Ltd	8,097,134
277,248	*	Cavium Networks, Inc	9,063,237
624,606	*	Micron Technology, Inc	3,491,548
205,528	*	Skyworks Solutions, Inc	4,071,510

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,723,429

SOFTWARE & SERVICES - 16.6%
70,314	*	Alliance Data Systems Corp	7,202,966
159,407		Amadeus IT Holding S.A.	3,004,262
253,547	*,e	Ancestry.com, Inc	5,773,265
223,539	*	Ansys, Inc	12,151,580
239,610	*	Ariba, Inc	7,590,845
200,904	*	BMC Software, Inc	6,983,423
191,389	*	Check Point Software Technologies	11,029,748
207,895	*	Citrix Systems, Inc	15,140,992
166,808	*	Commvault Systems, Inc	7,102,685
347,275	*	Electronic Arts, Inc	8,108,871
40,500	*	Equinix, Inc	3,888,405
390,914	*	Fortinet, Inc	9,014,477
54,307	*,e	LinkedIn Corp	4,882,199
48,121	*	MicroStrategy, Inc (Class A)	6,340,904
300,857	*	Nuance Communications, Inc	7,966,693
281,231	*	QLIK Technologies, Inc	8,034,770
153,403	*	Rackspace Hosting, Inc	6,349,350
127,343	*	Red Hat, Inc	6,322,580
68,086	*	Rovi Corp	3,372,980
29,392	*	Salesforce.com, Inc	3,914,133
107,286		Solera Holdings, Inc	5,861,034
229,285	*,e	Sourcefire, Inc	6,316,802
334,762	*	SuccessFactors, Inc	8,938,145

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

188,724	*	Tangoe, Inc	$2,538,338
142,268	*	Teradata Corp	8,487,709
204,410	*	VeriFone Systems, Inc	8,628,147
180,000	*	Verint Systems, Inc	5,364,000
254,126	*,e	Yandex NV	6,993,548

		TOTAL SOFTWARE & SERVICES	197,302,851

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
31,483	*	Acme Packet, Inc	1,139,999
18,678	*,e	Fusion-io, Inc	579,392
248,627	*	SanDisk Corp	12,597,930
114,463	*,e	Universal Display Corp	5,360,302

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	19,677,623

TELECOMMUNICATION SERVICES - 1.4%
136,692	*	American Tower Corp (Class A)	7,531,729
601,513	*	MetroPCS Communications, Inc	5,112,861
538,554	*	Velti plc	4,534,625

		TOTAL TELECOMMUNICATION SERVICES	17,179,215

TRANSPORTATION - 0.5%
158,409	*	Atlas Air Worldwide Holdings, Inc	6,101,915

		TOTAL TRANSPORTATION	6,101,915

		TOTAL COMMON STOCKS	1,175,167,558

		(Cost $1,041,663,336)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 8.1%
GOVERNMENT AGENCY DEBT - 2.1%
$25,000,000	Federal Home Loan Bank (FHLB)	11/01/11	25,000,000

			25,000,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.0%
71,903,015	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	71,903,015

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	71,903,015

		TOTAL SHORT-TERM INVESTMENTS	96,903,015

		(Cost $96,903,015)

		TOTAL INVESTMENTS - 106.4%	1,272,070,573
		(Cost $1,138,566,351)
		OTHER ASSETS & LIABILITIES, NET - (6.4)%	(76,533,649)

		NET ASSETS - 100.0%	$1,195,536,924

TIAA-CREF FUNDS - Mid-Cap Growth Fund

ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.7%
208,000		Autoliv, Inc	$12,016,160
350,000		Cooper Tire & Rubber Co	5,015,500
172,592	*	General Motors Co	4,461,503
268,000		Lear Corp	12,571,880
135,000	e	Magna International, Inc - Class A (NY)	5,150,250
136,000	*	TRW Automotive Holdings Corp	5,725,600

		TOTAL AUTOMOBILES & COMPONENTS	44,940,893

BANKS - 4.1%
369,083	*	CIT Group, Inc	12,862,543
270,299		Comerica, Inc	6,906,139
72,694		Cullen/Frost Bankers, Inc	3,564,914
1,650,000		Fifth Third Bancorp	19,816,500
710,000		First Horizon National Corp	4,962,900
4,099,500		Huntington Bancshares, Inc	21,235,410
168,937		M&T Bank Corp	12,857,795
196,581		PNC Financial Services Group, Inc	10,558,366
384,677		TCF Financial Corp	4,092,963
218,331	e	Valley National Bancorp	2,619,972
457,454		Zions Bancorporation	7,941,401

		TOTAL BANKS	107,418,903

CAPITAL GOODS - 7.1%
150,000	*	Aecom Technology Corp	3,138,000
133,102	*	AGCO Corp	5,833,861
199,652		Armstrong World Industries, Inc	8,503,179
199,652	*	Babcock & Wilcox Co	4,390,347
271,322		Chicago Bridge & Iron Co NV	9,924,959
209,891		Cooper Industries plc	11,010,882
20,477		Cummins, Inc	2,036,028
150,000		Eaton Corp	6,723,000
80,000	*	Fortune Brands Home & Security, Inc	1,162,400
115,696		Goodrich Corp	14,187,801
261,084		Harsco Corp	6,017,986
296,919		Ingersoll-Rand plc	9,243,088
179,175		ITT Industries, Inc	8,170,380
481,213		KBR, Inc	13,430,655
757,655		Masco Corp	7,273,488
51,983		Pall Corp	2,659,970
53,000		Parker Hannifin Corp	4,322,150
153,579		Pentair, Inc	5,521,165
76,789		Precision Castparts Corp	12,528,125
188,390		Rockwell Collins, Inc	10,517,814
225,249	*	Spirit Aerosystems Holdings, Inc (Class A)	3,845,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

225,000		Stanley Works	$14,366,251
560,000		Textron, Inc	10,875,200
215,211	*	WABCO Holdings, Inc	10,805,744

		TOTAL CAPITAL GOODS	186,487,473

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
480,971		Republic Services, Inc	13,688,435

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,688,435

CONSUMER DURABLES & APPAREL - 3.4%
750,000		DR Horton, Inc	8,347,500
290,000	*	Hanesbrands, Inc	7,647,300
567,218		Jarden Corp	18,167,992
120,000	*	Mohawk Industries, Inc	6,318,000
392,995		Newell Rubbermaid, Inc	5,816,326
7,798	*	NVR, Inc	5,012,165
400,000	e	Ryland Group, Inc	5,400,000
232,416	*	Tempur-Pedic International, Inc	15,818,233
120,000		VF Corp	16,586,400

		TOTAL CONSUMER DURABLES & APPAREL	89,113,916

CONSUMER SERVICES - 0.5%
135,156		Darden Restaurants, Inc	6,471,269
114,364	*	Penn National Gaming, Inc	4,117,104
84,000		Starwood Hotels & Resorts Worldwide, Inc	4,209,240

		TOTAL CONSUMER SERVICES	14,797,613

DIVERSIFIED FINANCIALS - 2.6%
350,000		Ameriprise Financial, Inc	16,338,000
135,156		Capital One Financial Corp	6,171,223
1,399,700		Discover Financial Services	32,976,932
311,900	*	E*Trade Financial Corp	3,384,115
1,000,000		Janus Capital Group, Inc	6,560,000
176,744		TD Ameritrade Holding Corp	2,965,764

		TOTAL DIVERSIFIED FINANCIALS	68,396,034

ENERGY - 9.1%
163,817		Anadarko Petroleum Corp	12,859,635
66,551		Baker Hughes, Inc	3,859,292
56,312		Berry Petroleum Co (Class A)	1,945,580
117,744		Cabot Oil & Gas Corp	9,151,064
133,102	*	Cameron International Corp	6,540,632
468,000		Capital Product Partners LP	3,280,680
255,965	*	Cobalt International Energy, Inc	2,641,559
151,531	*	Concho Resources, Inc	14,353,016
155,000		Consol Energy, Inc	6,627,800
153,579	e	Crescent Point Energy Corp	6,559,175
189,414	*	Denbury Resources, Inc	2,973,800
117,744	*	Dril-Quip, Inc	7,665,134
783,252		El Paso Corp	19,589,132
266,203		Ensco International plc (ADR)	13,219,642

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

266,203		Equitable Resources, Inc	$16,903,891
149,483	*	FMC Technologies, Inc	6,699,828
250,000	e	Frontline Ltd	1,300,000
378,828	*	McDermott International, Inc	4,159,531
217,058		Noble Energy, Inc	19,391,961
204,772		Oceaneering International, Inc	8,565,613
46,074		Pioneer Natural Resources Co	3,865,609
189,414	*	Plains Exploration & Production Co	5,966,541
52,000		Questar Market Resources, Inc	1,848,600
491,452	*	Rowan Cos, Inc	16,950,180
270,314		Southern Union Co	11,361,297
873,322		Spectra Energy Corp	25,003,208
1,120,000	*,e	Vantage Drilling Co	1,523,200
140,000		Williams Cos, Inc	4,215,400

		TOTAL ENERGY	239,021,000

FOOD & STAPLES RETAILING - 0.2%
270,314		Kroger Co	6,265,879

		TOTAL FOOD & STAPLES RETAILING	6,265,879

FOOD, BEVERAGE & TOBACCO - 6.5%
81,909		Beam, Inc	4,048,762
405,470		ConAgra Foods, Inc	10,270,555
259,917		Corn Products International, Inc	12,605,975
228,727		H.J. Heinz Co	12,223,171
103,967		Hershey Co	5,950,031
280,710		Hormel Foods Corp	8,272,524
320,218		Lorillard, Inc	35,435,323
317,396		Mead Johnson Nutrition Co	22,804,903
83,173	*	Ralcorp Holdings, Inc	6,723,705
348,289		Reynolds American, Inc	13,471,819
301,504	e	Sanderson Farms, Inc	14,924,448
727,768	*	Smithfield Foods, Inc	16,636,776
259,917		Tyson Foods, Inc (Class A)	5,016,398
310,000	*	Westway Group, Inc	1,348,500

		TOTAL FOOD, BEVERAGE & TOBACCO	169,732,890

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,330,775	*	Boston Scientific Corp	7,838,265
358,685		Cigna Corp	15,904,093
111,244	*	DaVita, Inc	7,787,080
239,124	*	Edwards Lifesciences Corp	18,034,732
566,620	*	Health Net, Inc	15,746,370
514,636	*	Healthsouth Corp	9,088,472
831,735	*	Hologic, Inc	13,407,568
265,116		Humana, Inc	22,505,697
170,000	*	PSS World Medical, Inc	3,782,500
124,760		Universal Health Services, Inc (Class B)	4,986,657

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	119,081,434

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
166,347		Nu Skin Enterprises, Inc (Class A)	$8,405,514
153,579		Reckitt Benckiser Group plc	7,883,164

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,288,678

INSURANCE - 9.6%
254,719		ACE Ltd	18,377,977
550,300		AON Corp	25,654,986
436,660	*	Arch Capital Group Ltd	15,706,660
147,633		Aspen Insurance Holdings Ltd	3,910,798
311,900		Assurant, Inc	12,020,626
265,116		Axis Capital Holdings Ltd	8,311,387
120,989	e	Cincinnati Financial Corp	3,501,422
124,760		Everest Re Group Ltd	11,218,419
107,085		Hanover Insurance Group, Inc	4,086,364
730,000		Hartford Financial Services Group, Inc	14,052,500
843,484		Marsh & McLennan Cos, Inc	25,827,479
374,281		Max Capital Group Ltd	8,114,412
201,696		PartnerRe Ltd	12,549,525
228,727		Principal Financial Group	5,896,582
436,660		Progressive Corp	8,300,907
245,362		Prudential Financial, Inc	13,298,620
242,243		RenaissanceRe Holdings Ltd	16,501,593
732,966		UnumProvident Corp	17,473,909
133,208		Validus Holdings Ltd	3,644,571
998,082		XL Capital Ltd	21,698,303

		TOTAL INSURANCE	250,147,040

MATERIALS - 6.3%
363,470		Ashland, Inc	19,249,371
337,873	*	Calgon Carbon Corp	5,389,074
260,795		Christian Hansen Holding	5,674,770
123,000		Cleveland-Cliffs, Inc	8,391,060
348,112	*	Crown Holdings, Inc	11,762,704
353,231		Cytec Industries, Inc	15,778,829
102,386		Eastman Chemical Co	4,022,746
798,610	*	Ferro Corp	5,167,007
61,432		FMC Corp	4,846,370
890,000	e	MacArthur Coal Ltd	15,090,834
142,507		MeadWestvaco Corp	3,977,370
135,000		Schnitzer Steel Industries, Inc (Class A)	6,318,000
145,554		Schweitzer-Mauduit International, Inc	10,235,358
215,010	*	Solutia, Inc	3,493,913
466,793		Temple-Inland, Inc	14,848,686
68,599		Walter Energy, Inc	5,189,514
625,000	*	WR Grace & Co	26,118,749

		TOTAL MATERIALS	165,554,355

MEDIA - 3.5%
445,378		Cablevision Systems Corp (Class A)	6,444,620
1,030,000		CBS Corp (Class B)	26,584,299
783,252	*	DISH Network Corp (Class A)	18,931,201
2,609,568		Interpublic Group of Cos, Inc	24,738,705
122,863	*	Liberty Global, Inc (Class A)	4,936,635
583,599		Pearson plc	10,721,205

		TOTAL MEDIA	92,356,665

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
730,000	*	Biovitrum AB	$1,785,250
140,973	*	Bruker BioSciences Corp	2,034,240
280,710	*	Forest Laboratories, Inc	8,786,223
150,752	*	Hospira, Inc	4,741,150
259,917	*	Mylan Laboratories, Inc	5,086,576
483,446		PerkinElmer, Inc	9,992,829
186,101		Shire plc (ADR)	17,549,324
322,297	*	Watson Pharmaceuticals, Inc	21,645,467

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	71,621,059

REAL ESTATE - 10.9%
520,000		AMB Property Corp	15,475,200
301,504		American Assets Trust,Inc	6,111,486
1,075,266		Annaly Capital Management, Inc	18,118,232
257,837		Boston Properties, Inc	25,523,284
518,728		Brookfield Office Properties, Inc	8,569,387
2,329,278		Chimera Investment Corp	7,011,127
382,597		Equity Residential	22,450,792
77,975		Essex Property Trust, Inc	11,131,711
259,917	*	Forestar Real Estate Group, Inc	3,378,921
800,000		General Growth Properties, Inc	11,760,000
920,000		Host Marriott Corp	13,128,400
337,892		Kilroy Realty Corp	12,397,257
700,000		Kimco Realty Corp	12,229,000
218,331		Macerich Co	10,864,151
119,562		Plum Creek Timber Co, Inc	4,502,705
97,618		Public Storage, Inc	12,597,603
138,221		Rayonier, Inc	5,767,962
150,000		Regency Centers Corp	6,144,000
143,474		SL Green Realty Corp	9,898,271
140,000		Tanger Factory Outlet Centers, Inc	3,942,400
160,000		Taubman Centers, Inc	9,796,800
300,000		Ventas, Inc	16,683,000
275,512		Vornado Realty Trust	22,815,149
500,000		Weingarten Realty Investors	11,605,000

		TOTAL REAL ESTATE	281,901,838

RETAILING - 3.8%
197,537	e	Barnes & Noble, Inc	2,423,779
571,818		Foot Locker, Inc	12,499,941
343,091	*,e	GameStop Corp (Class A)	8,772,837
870,280	*	Liberty Media Holding Corp (Interactive A)	14,298,700
467,851		Limited Brands, Inc	19,981,916
738,164		Macy’s, Inc	22,536,147
70,000		Nordstrom, Inc	3,548,300
206,819		TJX Companies, Inc	12,187,844
130,000		Williams-Sonoma, Inc	4,880,200

		TOTAL RETAILING	101,129,664

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
105,000		Analog Devices, Inc	$3,839,850
275,000		Avago Technologies Ltd	9,286,750
790,000	*	Fairchild Semiconductor International, Inc	11,826,300
882,927	*	LSI Logic Corp	5,518,294
850,000	*	Marvell Technology Group Ltd	11,891,500
199,235		Maxim Integrated Products, Inc	5,211,988
1,348,960	*	Micron Technology, Inc	7,540,686
420,000	*	Teradyne, Inc	6,014,400

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,129,768

SOFTWARE & SERVICES - 3.4%
60,301	*	Alliance Data Systems Corp	6,177,234
150,436	*	BMC Software, Inc	5,229,155
571,501		CA, Inc	12,378,712
114,364	*	CACI International, Inc (Class A)	6,277,440
363,884		Computer Sciences Corp	11,447,790
519,834		Earthlink, Inc	3,644,036
296,306	*	IAC/InterActiveCorp	12,098,175
509,437	*	Symantec Corp	8,665,523
173,625	*	Teradata Corp	10,358,468
399,233		Western Union Co	6,974,601
399,482	*	Yahoo!, Inc	6,247,898

		TOTAL SOFTWARE & SERVICES	89,499,032

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
151,791	*	Arrow Electronics, Inc	5,472,066
1,767,436	*	Brocade Communications Systems, Inc	7,741,370
155,000	*	SanDisk Corp	7,853,850
654,991		Seagate Technology, Inc	10,578,105
350,000		Tyco Electronics Ltd	12,442,500
1,830,000		Xerox Corp	14,969,400

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	59,057,291

TELECOMMUNICATION SERVICES - 0.8%
209,891		CenturyTel, Inc	7,400,757
1,823,979		Frontier Communications Corp	11,418,109
716,701	*	Vonage Holdings Corp	2,400,948

		TOTAL TELECOMMUNICATION SERVICES	21,219,814

TRANSPORTATION - 1.8%
146,412	*	Alaska Air Group, Inc	9,740,790
209,891		Con-Way, Inc	6,185,488
230,000	e	Costamare, Inc	2,879,600
240,607		CSX Corp	5,343,881
30,716		FedEx Corp	2,513,490
133,102	*	Kansas City Southern Industries, Inc	8,408,054
19,453		Norfolk Southern Corp	1,439,327
639,912	*	UAL Corp	12,363,100

		TOTAL TRANSPORTATION	48,873,730

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

UTILITIES - 10.9%
245,230		American Water Works Co, Inc	$7,486,872
740,000	*	Calpine Corp	11,225,800
1,049,025		Centerpoint Energy, Inc	21,861,680
457,454		CMS Energy Corp	9,524,192
577,016		Constellation Energy Group, Inc	22,907,535
270,314		DTE Energy Co	14,086,063
499,041		Edison International	20,261,065
70,000		National Fuel Gas Co	4,290,300
842,132		NiSource, Inc	18,602,696
207,933		Northeast Utilities	7,188,244
395,074		NorthWestern Corp	13,610,299
510,000	*	NRG Energy, Inc	10,924,200
467,851		NV Energy, Inc	7,504,330
207,933		PG&E Corp	8,920,326
764,156		PPL Corp	22,443,261
389,876		Progress Energy, Inc	20,312,540
365,000		Public Service Enterprise Group, Inc	12,300,500
225,249		Questar Corp	4,340,548
1,819,420	*	RRI Energy, Inc	5,549,231
317,099		Sempra Energy	17,037,729
150,752		UIL Holdings Corp	5,137,628
753,760		Xcel Energy, Inc	19,484,696

		TOTAL UTILITIES	284,999,735

		TOTAL COMMON STOCKS	2,602,723,139

		(Cost $2,326,914,373)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.8%
TREASURY DEBT - 2.2%
$58,000,000	United States Treasury Bill	0.023%	02/09/12	57,997,564

				57,997,564

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
42,452,868	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	42,452,868

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	42,452,868

		TOTAL SHORT-TERM INVESTMENTS	100,450,432

		(Cost $100,448,437)

		TOTAL INVESTMENTS - 103.0%	2,703,173,571
		(Cost $2,427,362,810)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(78,930,976)

		NET ASSETS - 100.0%	$2,624,242,595

TIAA-CREF FUNDS - Mid-Cap Value Fund

ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.2%
301,300	*	American Axle & Manufacturing Holdings, Inc	$2,919,597
92,863		Cooper Tire & Rubber Co	1,330,727
566,751	*	Dana Holding Corp	8,013,859
204,682	*	Exide Technologies	921,069
124,986		Superior Industries International, Inc	2,285,994
92,510	*	Tower International, Inc	1,138,798

		TOTAL AUTOMOBILES & COMPONENTS	16,610,044

BANKS - 6.4%
20,000		1st Source Corp	480,800
76,386		Astoria Financial Corp	634,004
33,800		Berkshire Hills Bancorp, Inc	676,676
246,208		Brookline Bancorp, Inc	2,058,299
10,700		Century Bancorp, Inc	289,649
51,500		Chemical Financial Corp	1,036,695
30,800	e	City Holding Co	1,012,088
128,520		Columbia Banking System, Inc	2,450,876
42,118		Community Bank System, Inc	1,076,536
25,156	e	CVB Financial Corp	244,265
72,043		Dime Community Bancshares	858,753
237,632		East West Bancorp, Inc	4,626,695
54,250	e	Federal Agricultural Mortgage Corp (Class C)	1,094,765
18,500	*	First Defiance Financial Corp	262,885
224,989		First Financial Bancorp	3,689,820
97,499	e	First Financial Bankshares, Inc	3,096,568
27,100		First Interstate Bancsystem, Inc	342,544
131,155	*	First Republic Bank	3,632,994
164,941		FirstMerit Corp	2,310,823
73,100		FNB Corp	737,579
92,002		Hancock Holding Co	2,787,661
16,700		IBERIABANK Corp	863,724
29,592	e	Independent Bank Corp	767,025
107,679		International Bancshares Corp	1,951,143
103,498		National Penn Bancshares, Inc	807,284
61,650		NBT Bancorp, Inc	1,326,708
62,260	e	Northwest Bancshares, Inc	776,382
168,200		Oritani Financial Corp	2,179,872
165,100		PrivateBancorp, Inc	1,799,590
110,593		Prosperity Bancshares, Inc	4,256,725
270,499		Provident Financial Services, Inc	3,502,962
18,618		Republic Bancorp, Inc (Class A)	378,690
13,529		SCBT Financial Corp	399,511
20,416	*	Signature Bank	1,138,192
44,047		Simmons First National Corp (Class A)	1,143,460

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

68,757		Sterling Bancorp	$567,245
55,734	*,e	Sun Bancorp, Inc	165,530
160,415	*	SVB Financial Group	7,369,465
30,500	*	The Bancorp, Inc	245,220
30,100	e	Trico Bancshares	446,383
128,967		UMB Financial Corp	4,755,013
425,860		Umpqua Holdings Corp	4,876,097
1,341		Union Bankshares Corp	17,192
26,700	e	United Bankshares, Inc	633,858
44,108		United Financial Bancorp, Inc	711,903
140,500		Webster Financial Corp	2,759,420
20,600		WesBanco, Inc	409,116
430,052	*	Western Alliance Bancorp	2,795,338
125,727		Wintrust Financial Corp	3,630,996

		TOTAL BANKS	84,075,019

CAPITAL GOODS - 9.4%
306,100		Actuant Corp (Class A)	6,887,250
46,579		Alamo Group, Inc	1,110,909
88,821	*	Altra Holdings, Inc	1,305,669
45,269		Ampco-Pittsburgh Corp	950,196
72,088	*	Astec Industries, Inc	2,396,926
203,673		Barnes Group, Inc	4,739,471
146,509	*	Beacon Roofing Supply, Inc	2,700,161
157,232		Belden CDT, Inc	5,075,448
134,604	*	Blount International, Inc	2,090,400
38,756		Briggs & Stratton Corp	565,838
85,160		Cascade Corp	3,670,396
84,441	*	Ceradyne, Inc	2,825,396
103,914	*,e	Colfax Corp	2,624,868
46,902		Cubic Corp	2,210,022
198,606		Curtiss-Wright Corp	6,510,305
28,549		Ducommun, Inc	407,394
58,027	*	DXP Enterprises, Inc	1,449,514
239,270	d	EMCOR Group, Inc	5,998,498
141,503	*	EnPro Industries, Inc	4,873,363
409,370	*	Force Protection, Inc	1,506,482
76,715		Franklin Electric Co, Inc	3,522,753
269,115	*,e	GenCorp, Inc	1,307,899
126,600		Granite Construction, Inc	2,848,500
119,287	e	Heico Corp	6,801,745
107,793	*	Kadant, Inc	2,333,718
35,000		Kennametal, Inc	1,361,150
56,890	*	Layne Christensen Co	1,433,059
40,440		LB Foster Co (Class A)	1,031,220
48,500	e	Lindsay Manufacturing Co	2,817,850
223,400	*	Mastec, Inc	4,829,908
93,109	*	Moog, Inc (Class A)	3,606,112
12,918		Mueller Industries, Inc	522,533
51,092	*	MYR Group, Inc	985,565
37,081		Nacco Industries, Inc (Class A)	3,044,350
137,136	*	NCI Building Systems, Inc	1,249,309

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

110,062	*	Orbital Sciences Corp	$1,701,559
56,519	*	Powell Industries, Inc	1,899,604
75,498		Primoris Services Corp	982,984
94,700	*	Sauer-Danfoss, Inc	3,666,784
1,154		Seaboard Corp	2,536,492
79,255		Standex International Corp	3,060,036
97,028	*	Sterling Construction Co, Inc	1,207,999
135,800		Triumph Group, Inc	7,889,979
165,100	*,e	United Rentals, Inc	3,864,991

		TOTAL CAPITAL GOODS	124,404,605

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
179,700	*	Acacia Research (Acacia Technologies)	7,159,248
140,587		Administaff, Inc	3,624,333
51,486	*	Advisory Board Co	3,153,518
251,062		Brink’s Co	6,977,012
76,500	*	Clean Harbors, Inc	4,457,655
63,553	*	Consolidated Graphics, Inc	2,895,475
91,609		Corporate Executive Board Co	3,351,973
53,028	*	Exponent, Inc	2,554,889
154,200	*	Korn/Ferry International	2,462,574
122,400	*	Metalico, Inc	553,248
344,016		Steelcase, Inc (Class A)	2,549,159
165,290	*	SYKES Enterprises, Inc	2,633,070
179,217	*	Tetra Tech, Inc	3,912,307
178,750	*	TrueBlue, Inc	2,363,075
5,066		VSE Corp	123,205

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	48,770,741

CONSUMER DURABLES & APPAREL - 2.6%
110,937	*	Arctic Cat, Inc	2,253,130
62,700	*	Ascena Retail Group, Inc	1,812,030
27,670		Blyth, Inc	1,544,816
257,833	*	CROCS, Inc	4,555,909
96,553	*	Helen of Troy Ltd	2,793,278
113,718	*,e	iRobot Corp	3,850,492
132,043		Jakks Pacific, Inc	2,504,856
80,577	*	Kenneth Cole Productions, Inc (Class A)	867,009
137,300	*	La-Z-Boy, Inc	1,394,968
264,000	*,e	Liz Claiborne, Inc	2,114,640
29,600		Pool Corp	864,912
298,700	*	Quiksilver, Inc	1,000,645
38,259	e	Sturm Ruger & Co, Inc	1,160,013
24,700	*	Tempur-Pedic International, Inc	1,681,082
159,580	*	True Religion Apparel, Inc	5,412,953
12,401	*	Warnaco Group, Inc	608,889

		TOTAL CONSUMER DURABLES & APPAREL	34,419,622

CONSUMER SERVICES - 2.8%
45,267	*,e	American Public Education, Inc	1,621,011
279,289		Ameristar Casinos, Inc	5,166,847
111,900	*,e	Bridgepoint Education, Inc	2,424,873

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

39,577	*,e	Capella Education Co	$1,377,675
61,619		CEC Entertainment, Inc	1,948,393
165,474	*	Cheesecake Factory	4,631,617
79,900	*,e	Coinstar, Inc	3,814,426
30,300	*	Domino’s Pizza, Inc	970,509
72,040	*	Papa John’s International, Inc	2,432,070
81,966		PF Chang’s China Bistro, Inc	2,549,143
146,600		Sotheby’s (Class A)	5,163,253
3,792	*	Steak N Shake Co	1,308,695
21,600	e	Strayer Education, Inc	1,840,536
96,400		Texas Roadhouse, Inc (Class A)	1,381,412
110,221	*	Universal Technical Institute, Inc	1,573,956

		TOTAL CONSUMER SERVICES	38,204,416

DIVERSIFIED FINANCIALS - 2.0%
238,160		BGC Partners, Inc (Class A)	1,631,396
83,683		Calamos Asset Management, Inc (Class A)	1,045,201
217,074	*	Dollar Financial Corp	4,758,262
163,846		Evercore Partners, Inc (Class A)	4,495,934
199,804	e	FXCM, Inc	2,297,746
21,331		GAMCO Investors, Inc (Class A)	1,004,690
41,500		Hercules Technology Growth Capital, Inc	401,720
184,600	*	Investment Technology Group, Inc	2,106,286
108,506		Nelnet, Inc (Class A)	2,330,709
60,578		New Mountain Finance Corp	812,351
132,722	*	PHH Corp	2,448,721
84,526	*	Piper Jaffray Cos	1,754,760
83,967	e	Triangle Capital Corp	1,407,287

		TOTAL DIVERSIFIED FINANCIALS	26,495,063

ENERGY - 7.1%
280,300		Alon USA Energy, Inc	2,130,280
179,300	*	Bill Barrett Corp	7,458,879
552,346	*	Callon Petroleum Co	2,601,550
229,475	*	Cloud Peak Energy, Inc	5,266,451
120,506	*	Complete Production Services, Inc	3,952,597
121,700	*	CVR Energy, Inc	3,013,292
36,329	*,e	Dawson Geophysical Co	1,049,908
183,014		Delek US Holdings, Inc	2,650,043
128,730	*	Energy Partners Ltd	1,845,988
13,313	*,e	Energy XXI Bermuda Ltd	391,003
171,758	*	Green Plains Renewable Energy, Inc	1,796,589
171,500	*	Helix Energy Solutions Group, Inc	3,097,290
438,800	*	ION Geophysical Corp	3,343,656
411,900	*	Key Energy Services, Inc	5,325,867
372,300	*,e	Kodiak Oil & Gas Corp	2,572,593
335,800	*,e	McMoRan Exploration Co	4,090,044
60,500	*	Mitcham Industries, Inc	882,090
687,465	*	Newpark Resources, Inc	6,139,063
23,774	*	OYO Geospace Corp	1,868,161
372,097	*	Parker Drilling Co	2,057,696
117,501	*	Pioneer Drilling Co	1,162,085

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

111,837	*	Rosetta Resources, Inc	$4,958,853
201,961	*	Stone Energy Corp	4,905,633
146,974		Targa Resources Investments, Inc	4,958,903
561,911	*	Vaalco Energy, Inc	3,826,614
302,743	e	W&T Offshore, Inc	5,961,009
125,300	*,e	Western Refining, Inc	2,002,294
151,790	e	World Fuel Services Corp	6,048,831

		TOTAL ENERGY	95,357,262

FOOD & STAPLES RETAILING - 1.7%
144,913	*	Pantry, Inc	2,049,070
4,047,300	*,e	Rite Aid Corp	4,694,868
181,172		Ruddick Corp	7,919,028
66,518		Spartan Stores, Inc	1,138,788
87,240	*	United Natural Foods, Inc	3,185,132
8,461		Village Super Market (Class A)	239,954
45,532		Weis Markets, Inc	1,800,791
327,500	*	Winn-Dixie Stores, Inc	2,076,350

		TOTAL FOOD & STAPLES RETAILING	23,103,981

FOOD, BEVERAGE & TOBACCO - 1.2%
226,769	*	Alliance One International, Inc	605,473
36,200	e	Cal-Maine Foods, Inc	1,206,184
182,793	*	Chiquita Brands International, Inc	1,623,202
6,000		Coca-Cola Bottling Co Consolidated	336,720
85,174	*	Darling International, Inc	1,194,139
99,200	*	Hain Celestial Group, Inc	3,329,152
31,552		J&J Snack Foods Corp	1,627,137
202,910	*	Omega Protein Corp	2,197,515
262,402	*	Smart Balance, Inc	1,718,733
57,300	e	Universal Corp	2,453,586

		TOTAL FOOD, BEVERAGE & TOBACCO	16,291,841

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
42,057	*	Align Technology, Inc	968,573
54,717	*	Almost Family, Inc	1,019,925
52,400	*	Amsurg Corp	1,327,292
108,495	*	Arthrocare Corp	3,271,124
59,000	*,e	athenahealth, Inc	3,121,690
86,743		Cantel Medical Corp	2,394,107
120,100	*	Centene Corp	4,221,515
80,034		Computer Programs & Systems, Inc	4,087,336
90,342	*	Conmed Corp	2,373,284
45,194	*	DynaVox, Inc	152,756
120,077	*	Five Star Quality Care, Inc	310,999
144,680	*	Greatbatch, Inc	3,230,704
36,000	*	Haemonetics Corp	2,194,200
574,361	*,e	Hansen Medical, Inc	1,803,494
77,695		Invacare Corp	1,744,253
46,522	*	Kensey Nash Corp	1,250,511
282,349	*	Kindred Healthcare, Inc	3,289,366
114,554	*	Medidata Solutions, Inc	2,059,681

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,921	*,e	Metropolitan Health Networks, Inc	$58,165
271,940	*	Molina Healthcare, Inc	5,759,689
13,500	*	MWI Veterinary Supply, Inc	1,019,250
282,550	*	NxStage Medical, Inc	6,495,825
135,370	*	Omnicell, Inc	2,023,782
122,368	*	OraSure Technologies, Inc	1,136,799
65,486	*	Orthofix International NV	2,299,213
45,153	*	Providence Service Corp	564,413
326,228	*	RTI Biologics, Inc	1,468,026
26,803	*	Sirona Dental Systems, Inc	1,283,864
60,482	*	SonoSite, Inc	1,874,337
74,800		STERIS Corp	2,317,304
210,325	*	Team Health Holdings, Inc	4,273,804
65,757	*	Triple-S Management Corp (Class B)	1,249,383
132,900	*	WellCare Health Plans, Inc	6,513,429
165,859	*	Wright Medical Group, Inc	2,851,116

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	80,009,209

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
83,600	*	Elizabeth Arden, Inc	2,865,808
61,525		Inter Parfums, Inc	1,134,521
235,203	*,e	Medifast, Inc	3,866,737
84,518		Nu Skin Enterprises, Inc (Class A)	4,270,695
113,925	*,e	Revlon, Inc (Class A)	1,678,115

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,815,876

INSURANCE - 3.4%
328,700		American Equity Investment Life Holding Co	3,563,108
55,590	*	American Safety Insurance Holdings Ltd	1,134,592
1,104,381	*	Conseco, Inc	6,902,381
106,556	e	Crawford & Co (Class B)	757,613
106,846		FBL Financial Group, Inc (Class A)	3,488,522
374,831		First American Financial Corp	4,497,972
236,972		Horace Mann Educators Corp	3,187,273
16,068		Max Capital Group Ltd	348,354
99,099		Meadowbrook Insurance Group, Inc	1,026,666
211,164	*	National Financial Partners Corp	2,886,612
159,129		OneBeacon Insurance Group Ltd (Class A)	2,421,943
112,100		ProAssurance Corp	8,581,256
90,249		Selective Insurance Group, Inc	1,446,691
327,000	e	Symetra Financial Corp	3,031,290
70,400		Tower Group, Inc	1,670,592

		TOTAL INSURANCE	44,944,865

MATERIALS - 4.9%
129,165	*	Brush Engineered Materials, Inc	3,415,123
228,060		Buckeye Technologies, Inc	6,896,534
24,100		Carpenter Technology Corp	1,366,952
192,300	*	Chemtura	2,334,522
117,800	*	Clearwater Paper Corp	3,902,714
185,000	*	Coeur d’Alene Mines Corp	4,730,450
4,761	*,e	Contango ORE, Inc	66,654

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

86,200		H.B. Fuller Co	$1,852,438
67,223		Haynes International, Inc	3,931,873
100,644	*	Hecla Mining Co	631,038
76,400	*	Innospec, Inc	2,307,280
55,800	e	Kaiser Aluminum Corp	2,592,468
60,100	*	LSB Industries, Inc	2,129,343
73,009	*	Metals USA Holdings Corp	795,068
83,846		Minerals Technologies, Inc	4,598,115
160,700		Olin Corp	3,030,802
41,533		Olympic Steel, Inc	849,350
167,194	*	OM Group, Inc	4,833,579
92,250		PAN American Silver Corp	2,579,310
531,606		PolyOne Corp	5,948,670
30,591		Stepan Co	2,364,378
45,579	*	Texas Petrochemicals, Inc	905,655
36,400	*	Universal Stainless & Alloy	1,370,460
306,600	*,e	US Gold Corp	1,391,964

		TOTAL MATERIALS	64,824,740

MEDIA - 0.6%
76,444	*	EW Scripps Co (Class A)	637,543
229,961	*	Journal Communications, Inc (Class A)	887,649
142,872		National CineMedia, Inc	1,728,751
356,900	*,e	New York Times Co (Class A)	2,719,579
95,814		Scholastic Corp	2,572,606

		TOTAL MEDIA	8,546,128

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
79,000	*	Acorda Therapeutics, Inc	1,725,360
392,832	*	Akorn, Inc	3,531,560
308,193	*	Alkermes PLC	5,390,296
148,933	*	AMAG Pharmaceuticals, Inc	2,101,445
99,100	*,e	Ariad Pharmaceuticals, Inc	1,152,533
201,010	*	Arqule, Inc	1,167,868
143,681	*	Astex Pharmaceuticals	277,304
208,700	*,e	AVEO Pharmaceuticals, Inc	3,351,722
206,831	*	Caliper Life Sciences, Inc	2,167,589
135,000	*	Cepheid, Inc	4,843,800
321,200	*,e	Combinatorx, Inc	472,164
33,800	*	Cornerstone Therapeutics, Inc	207,194
203,718	*	Cubist Pharmaceuticals, Inc	7,702,579
72,046	*,e	Dendreon Corp	788,183
96,942	*	Emergent Biosolutions, Inc	1,828,326
116,500	*,e	Enzon Pharmaceuticals, Inc	856,275
121,000	*	InterMune, Inc	3,085,500
137,160	*	Jazz Pharmaceuticals, Inc	5,343,754
373,523	*	Medicines Co	6,992,351
152,600		Medicis Pharmaceutical Corp (Class A)	5,843,054
113,625	*	Momenta Pharmaceuticals, Inc	1,681,650
301,277	*	Neurocrine Biosciences, Inc	1,885,994
32,730	*	NPS Pharmaceuticals, Inc	169,214
34,700	*	Onyx Pharmaceuticals, Inc	1,420,271

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

98,400	*,e	Optimer Pharmaceuticals, Inc	$1,404,168
118,483	*	Par Pharmaceutical Cos, Inc	3,625,580
176,051	*	Questcor Pharmaceuticals, Inc	7,149,431
88,110	*	Salix Pharmaceuticals Ltd	3,018,208
316,828	*	Santarus, Inc	966,325
105,300	*	Sciclone Pharmaceuticals, Inc	443,313
285,051	*,e	Sequenom, Inc	1,416,703
569,360	*,e	Spectrum Pharmaceuticals, Inc	6,314,202
92,670	*	Targacept, Inc	1,630,992
25,000	*,e	Theravance, Inc	555,750
185,561	*	Vanda Pharmaceuticals, Inc	1,078,109
391,314	*	Viropharma, Inc	7,920,195

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	99,508,962

REAL ESTATE - 8.4%
56,197		Agree Realty Corp	1,343,670
3,472		Alexander’s, Inc	1,505,806
152,339		Associated Estates Realty Corp	2,586,716
396,620		CBL & Associates Properties, Inc	6,100,016
140,736		Colony Financial, Inc	2,064,597
290,200		DuPont Fabros Technology, Inc	6,033,258
118,700		Entertainment Properties Trust	5,317,760
105,950		Equity Lifestyle Properties, Inc	7,006,474
294,226		Equity One, Inc	5,045,976
353,100		Extra Space Storage, Inc	7,955,343
26,657		Getty Realty Corp	424,913
164,592		Highwoods Properties, Inc	5,099,060
16,423		Home Properties, Inc	967,315
148,263		LTC Properties, Inc	4,204,739
27,371		Mid-America Apartment Communities, Inc	1,707,950
92,880		National Health Investors, Inc	4,150,807
323,868		National Retail Properties, Inc	8,825,402
591,312		Newcastle Investment Corp	2,714,122
488,473		NorthStar Realty Finance Corp	1,929,468
201,752		Omega Healthcare Investors, Inc	3,583,116
63,156		Parkway Properties, Inc	811,555
173,331		Pennymac Mortgage Investment Trust	2,963,960
130,294		Potlatch Corp	4,231,949
91,553		PS Business Parks, Inc	4,873,366
45,170		Saul Centers, Inc	1,618,893
102,074		Sovran Self Storage, Inc	4,511,671
69,100		STAG Industrial, Inc	742,134
55,251		Sun Communities, Inc	2,103,958
308,542		Tanger Factory Outlet Centers, Inc	8,688,543
80,269		Urstadt Biddle Properties, Inc (Class A)	1,431,999

		TOTAL REAL ESTATE	110,544,536

RETAILING - 3.7%
194,570	*	Ann Taylor Stores Corp	5,183,345
210,000		Bebe Stores, Inc	1,507,800
98,564	e	Bon-Ton Stores, Inc	520,418
127,734		Cato Corp (Class A)	3,273,822

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES			COMPANY	VALUE

18,815	*,e		Children’s Place Retail Stores, Inc	$883,364
34,828			Core-Mark Holding Co, Inc	1,166,390
214,800			Express Parent LLC	4,852,332
254,244			Finish Line, Inc (Class A)	5,110,304
111,600	*		Hibbett Sports, Inc	4,596,804
233,782			Hot Topic, Inc	1,767,392
78,300			HSN, Inc	2,792,961
88,102	*,e		Overstock.com, Inc	731,247
556,497	*		Pier 1 Imports, Inc	6,961,778
168,000	*		Select Comfort Corp	3,489,360
67,972	*,e		Shutterfly, Inc	2,832,393
775,517		*	Wet Seal, Inc (Class A)	3,249,416

			TOTAL RETAILING	48,919,126

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
227,039	*,e		Amkor Technology, Inc	1,098,869
50,600	*		Amtech Systems, Inc	517,132
107,687	*		Ceva, Inc	3,345,835
191,453	*,e		Cirrus Logic, Inc	3,185,778
648,778	*		Entegris, Inc	5,813,051
575,320	*,e		Entropic Communications, Inc	3,348,362
429,741	*		FSI International, Inc	1,061,460
536,135	*,e		GT Solar International, Inc	4,396,307
618,433	*		Kulicke & Soffa Industries, Inc	5,967,878
717,394	*		Lattice Semiconductor Corp	4,541,104
173,732	*		LTX-Credence Corp	1,099,724
298,080	*,e		Mindspeed Technologies, Inc	1,657,325
252,300	*		MIPS Technologies, Inc	1,385,127
122,891			MKS Instruments, Inc	3,273,816
57,214	*		Nanometrics, Inc	965,772
198,700	*		Omnivision Technologies, Inc	3,240,797
506,400	*		Photronics, Inc	3,175,128
238,370	*		RF Micro Devices, Inc	1,749,636
578,498	*		Silicon Image, Inc	3,725,527
110,683	*		Tessera Technologies, Inc	1,524,105
59,700	*		Ultratech, Inc	1,301,460
24,426	*,e		Veeco Instruments, Inc	651,930

			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	57,026,123

SOFTWARE & SERVICES - 8.2%
120,400	*		ACI Worldwide, Inc	3,692,668
58,438	*,e		Active Network, Inc	785,407
26,400	*,e		Ancestry.com, Inc	601,128
240,800	*		Aspen Technology, Inc	4,175,472
127,973			Blackbaud, Inc	3,587,083
96,300	*,e		BroadSoft, Inc	3,466,800
55,200	*		CACI International, Inc (Class A)	3,029,928
199,300	*		Cadence Design Systems, Inc	2,206,251
217,254	*		Cardtronics, Inc	5,416,142
183,524	*		Commvault Systems, Inc	7,814,453
56,635	*		CSG Systems International, Inc	806,482
409,000			Earthlink, Inc	2,867,090

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

157,667	*	Euronet Worldwide, Inc	$3,054,010
36,800	*	Forrester Research, Inc	1,317,808
101,200		Heartland Payment Systems, Inc	2,202,112
181,736	*	Infospace, Inc	1,592,007
91,008	*	Interactive Intelligence, Inc	2,525,472
101,681	*	j2 Global Communications, Inc	3,129,741
189,498	*	Liveperson, Inc	2,385,780
80,800	*,e	LogMeIn, Inc	3,286,136
435,154	*	Magma Design Automation, Inc	2,297,613
135,284	*	Manhattan Associates, Inc	5,729,277
183,470		MAXIMUS, Inc	7,401,180
46,300	*	MicroStrategy, Inc (Class A)	6,100,951
542,717	*	MoneyGram International, Inc	1,389,356
45,100	*,e	OpenTable, Inc	1,978,086
66,876		Opnet Technologies, Inc	2,925,156
186,300	*	Progress Software Corp	3,923,478
29,300	*	QLIK Technologies, Inc	837,101
47,823	*	RightNow Technologies, Inc	2,056,867
198,567	*	SolarWinds, Inc	5,730,644
135,200	*	TeleNav, Inc	1,158,664
133,105	*	TeleTech Holdings, Inc	2,326,675
165,231	*,e	Unisys Corp	4,294,354
279,100		United Online, Inc	1,649,481
81,120	*	Valueclick, Inc	1,427,712
57,406	*	Websense, Inc	1,024,123

		TOTAL SOFTWARE & SERVICES	110,192,688

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
119,512	*,e	Agilysys, Inc	1,014,657
268,392	*	Arris Group, Inc	2,887,898
262,800	*	Blue Coat Systems, Inc	4,231,080
499,813	*	Brightpoint, Inc	5,073,102
206,275		Cognex Corp	6,990,660
72,955	*	Coherent, Inc	3,718,516
162,266		Comtech Telecommunications Corp	5,372,626
73,900	*	Electro Scientific Industries, Inc	908,231
337,850	*	Extreme Networks, Inc	996,658
86,818	*	FEI Co	3,451,884
137,100	*	Finisar Corp	2,809,179
98,800	*	Insight Enterprises, Inc	1,669,720
19,200	e	InterDigital, Inc	834,240
115,800		Jabil Circuit, Inc	2,380,848
352,100	*	Kemet Corp	3,246,362
82,500	*	Netgear, Inc	2,925,450
255,471	*	Newport Corp	3,538,273
75,233	*	Oplink Communications, Inc	1,220,279
99,364	*	OSI Systems, Inc	4,401,825
118,872		Plantronics, Inc	3,971,514
1,273,983	*	Quantum Corp	3,325,096
96,800	*,e	Rackable Systems, Inc	1,399,728
44,400	*	Riverbed Technology, Inc	1,224,552
103,112	*,e	Synaptics, Inc	3,484,154
12,900	*,e	Universal Display Corp	604,107

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	71,680,639

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.3%
1,243,663	*	Cincinnati Bell, Inc	$4,004,595
219,929	*	Cogent Communications Group, Inc	3,529,860
177,375		IDT Corp (Class B)	2,039,813
164,200	*	Neutral Tandem, Inc	1,730,668
142,419		USA Mobility, Inc	1,861,416
1,415,758	*	Vonage Holdings Corp	4,742,789

		TOTAL TELECOMMUNICATION SERVICES	17,909,141

TRANSPORTATION - 2.9%
120,538	*	Alaska Air Group, Inc	8,019,394
46,409	*	Amerco, Inc	3,513,625
144,000		Arkansas Best Corp	2,966,400
83,540	*	Atlas Air Worldwide Holdings, Inc	3,217,961
384,400	*	Avis Budget Group, Inc	5,420,041
170,440		Celadon Group, Inc	1,876,544
56,037	*,e	Dollar Thrifty Automotive Group, Inc	3,420,498
190,400	*,e	Excel Maritime Carriers Ltd	540,736
119,842	*,e	JetBlue Airways Corp	536,892
62,200		Marten Transport Ltd	1,101,562
137,700	*	Old Dominion Freight Line	5,035,689
577,659	*,e	US Airways Group, Inc	3,333,092
57,400		Werner Enterprises, Inc	1,360,380

		TOTAL TRANSPORTATION	40,342,814

UTILITIES - 3.7%
296,054		Avista Corp	7,534,574
105,400	e	Black Hills Corp	3,553,034
43,013		Chesapeake Utilities Corp	1,823,321
118,000		Cleco Corp	4,350,660
294,287	e	Empire District Electric Co	5,876,911
177,375	*	Genie Energy Ltd	1,472,213
15,512		Idacorp, Inc	626,375
104,584		Laclede Group, Inc	4,195,910
50,334		PNM Resources, Inc	905,005
325,189		Portland General Electric Co	7,980,138
179,261		Southwest Gas Corp	7,077,224
46,500		UIL Holdings Corp	1,584,720
72,800		WGL Holdings, Inc	3,116,568

		TOTAL UTILITIES	50,096,653

		TOTAL COMMON STOCKS	1,326,094,094

		(Cost $1,285,875,639)

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 8.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.4%
111,865,116	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$111,865,116

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	111,865,116

		TOTAL SHORT-TERM INVESTMENTS	111,865,116

		(Cost $111,865,116)

		TOTAL INVESTMENTS - 107.6%	1,437,959,210
		(Cost $1,397,740,755)
		OTHER ASSETS & LIABILITIES, NET - (7.6)%	(101,154,225)

		NET ASSETS - 100.0%	$1,336,804,985

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.9%
12,565	*	BorgWarner, Inc	$961,097
235,546	*	Ford Motor Co	2,751,177
16,396		Gentex Corp	493,848
28,309	*	Goodyear Tire & Rubber Co	406,517
26,571		Harley-Davidson, Inc	1,033,612
19,241		Johnson Controls, Inc	633,606
5,672	*,e	Tesla Motors, Inc	166,587
310	*	Visteon Corp	17,242

		TOTAL AUTOMOBILES & COMPONENTS	6,463,686

BANKS - 0.1%
8,200		Hudson City Bancorp, Inc	51,250
9,131		People’s United Financial, Inc	116,420
38,717		Wells Fargo & Co	1,003,157

		TOTAL BANKS	1,170,827

CAPITAL GOODS - 9.8%
70,703		3M Co	5,586,952
5,907	*	Aecom Technology Corp	123,574
275		Alliant Techsystems, Inc	15,972
18,614		Ametek, Inc	735,625
211		Armstrong World Industries, Inc	8,986
13,014	*	Babcock & Wilcox Co	286,178
10,171	*	BE Aerospace, Inc	383,752
73,792		Boeing Co	4,854,775
470		Carlisle Cos, Inc	19,608
72,648		Caterpillar, Inc	6,862,330
6,388		Chicago Bridge & Iron Co NV	233,673
12,632		Cooper Industries plc	662,675
22,114		Cummins, Inc	2,198,795
61,884		Danaher Corp	2,992,091
47,295		Deere & Co	3,589,691
8,968		Donaldson Co, Inc	574,400
16,669		Dover Corp	925,630
14,327		Eaton Corp	642,136
84,742		Emerson Electric Co	4,077,785
33,034	e	Fastenal Co	1,258,265
5,629		Flowserve Corp	521,752
19,998		Fluor Corp	1,136,887
5,910		Gardner Denver, Inc	457,020
2,393	*	General Cable Corp	67,100
5,685		Goodrich Corp	697,152
6,747		Graco, Inc	289,716
768	*	GrafTech International Ltd	12,065

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

537		Harsco Corp	$12,378
88,684		Honeywell International, Inc	4,647,042
8,218		IDEX Corp	291,328
46,945		Illinois Tool Works, Inc	2,282,935
30,024		Ingersoll-Rand plc	934,647
12,024		Joy Global, Inc	1,048,493
1,224		KBR, Inc	34,162
1,078		Kennametal, Inc	41,923
5,913		Lennox International, Inc	190,339
5,856		Lincoln Electric Holdings, Inc	213,158
28,161		Lockheed Martin Corp	2,137,420
12,494		Manitowoc Co, Inc	138,434
39,645		Masco Corp	380,593
5,085		MSC Industrial Direct Co (Class A)	345,831
4,668	*	Navistar International Corp	196,383
6,717		Nordson Corp	311,467
41,183		Paccar, Inc	1,780,753
12,941		Pall Corp	662,191
7,398		Parker Hannifin Corp	603,307
4,327	*	Polypore International, Inc	226,951
16,165		Precision Castparts Corp	2,637,320
16,559		Rockwell Automation, Inc	1,120,216
17,677		Rockwell Collins, Inc	986,907
10,842		Roper Industries, Inc	879,286
1,171		Snap-On, Inc	62,848
2,382	*	Spirit Aerosystems Holdings, Inc (Class A)	40,661
1,551		SPX Corp	84,700
2,339		Textron, Inc	45,423
843	*	Thomas & Betts Corp	41,889
8,176		Timken Co	344,373
3,364		Toro Co	181,791
5,622	*	TransDigm Group, Inc	528,018
97,567		United Technologies Corp	7,608,274
2,572		Valmont Industries, Inc	220,549
6,530		W.W. Grainger, Inc	1,118,654
7,487	*	WABCO Holdings, Inc	375,922
2,399	*	WESCO International, Inc	116,256
5,344		Westinghouse Air Brake Technologies Corp	359,010

		TOTAL CAPITAL GOODS	72,446,417

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
559		Avery Dennison Corp	14,869
6,300	*	Copart, Inc	274,365
670		Covanta Holding Corp	9,822
5,545		Dun & Bradstreet Corp	370,739
720		Equifax, Inc	25,308
5,482	*	IHS, Inc (Class A)	460,434
20,490		Iron Mountain, Inc	633,756
357	*	KAR Auction Services, Inc	4,909
7,692	*	Nielsen Holdings NV	225,760
16,384		Robert Half International, Inc	433,029
9,674	*	Stericycle, Inc	808,553

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,322		Towers Watson & Co	$86,855
11,487	*	Verisk Analytics, Inc	403,768
10,646		Waste Connections, Inc	362,496

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,114,663

CONSUMER DURABLES & APPAREL - 1.6%
33,085		Coach, Inc	2,152,841
4,283	*	Deckers Outdoor Corp	493,573
5,806	*	Fossil, Inc	601,850
612	e	Garmin Ltd	21,047
10,909	*	Hanesbrands, Inc	287,670
5,106		Harman International Industries, Inc	220,375
13,691		Hasbro, Inc	521,079
11,899		Leggett & Platt, Inc	260,588
29,718		Mattel, Inc	839,237
40,231		Nike, Inc (Class B)	3,876,257
1,212		Phillips-Van Heusen Corp	90,185
7,172		Polaris Industries, Inc	454,274
7,206		Ralph Lauren Corp	1,144,241
7,684	*	Tempur-Pedic International, Inc	522,973
7,300		Tupperware Corp	412,742
4,032	*	Under Armour, Inc (Class A)	340,341

		TOTAL CONSUMER DURABLES & APPAREL	12,239,273

CONSUMER SERVICES - 3.7%
13,571	*	Apollo Group, Inc (Class A)	642,587
4,841	*	Bally Technologies, Inc	175,583
8,922		Brinker International, Inc	204,314
3,486	*	Chipotle Mexican Grill, Inc (Class A)	1,171,714
328		Choice Hotels International, Inc	11,739
15,394		Darden Restaurants, Inc	737,065
6,361		DeVry, Inc	239,682
2,531	*,e	Dunkin Brands Group, Inc	73,677
19,888		H&R Block, Inc	304,088
250	*	Hyatt Hotels Corp	9,298
17,587		International Game Technology	309,355
3,167	*,e	ITT Educational Services, Inc	196,227
44,153	*	Las Vegas Sands Corp	2,072,983
29,468		Marriott International, Inc (Class A)	928,242
116,920		McDonald’s Corp	10,856,023
8,718	*	MGM Mirage	100,431
3,342	*	Panera Bread Co (Class A)	446,792
8,334		Royal Caribbean Cruises Ltd	247,686
84,469		Starbucks Corp	3,576,418
22,384		Starwood Hotels & Resorts Worldwide, Inc	1,121,662
3,098	e	Weight Watchers International, Inc	231,173
8,862		Wynn Resorts Ltd	1,176,874
52,463		Yum! Brands, Inc	2,810,443

		TOTAL CONSUMER SERVICES	27,644,056

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.7%
4,386	*	Affiliated Managers Group, Inc	$406,187
71,630		American Express Co	3,625,911
4,805		BlackRock, Inc	758,181
5,822		CBOE Holdings, Inc	152,129
120,181		Charles Schwab Corp	1,475,823
5,975		Discover Financial Services	140,771
13,111	e	Eaton Vance Corp	344,688
8,122	e	Federated Investors, Inc (Class B)	158,704
16,326		Franklin Resources, Inc	1,740,841
2,445	*,e	Green Dot Corp	79,878
3,063		Greenhill & Co, Inc	115,720
8,436	*	IntercontinentalExchange, Inc	1,095,667
88,493	e	iShares Russell 1000 Growth Index Fund	5,160,027
12,290		Lazard Ltd (Class A)	336,009
3,206	*	LPL Investment Holdings, Inc	93,006
22,522		Moody’s Corp	799,306
13,309	*	MSCI, Inc (Class A)	444,388
1,181	*	Nasdaq Stock Market, Inc	29,584
8,964		NYSE Euronext	238,173
16,525		SEI Investments Co	267,540
29,272		T Rowe Price Group, Inc	1,546,732
25,019		TD Ameritrade Holding Corp	419,819
9,619		Waddell & Reed Financial, Inc (Class A)	266,735

		TOTAL DIVERSIFIED FINANCIALS	19,695,819

ENERGY - 10.8%
13,967	*	Alpha Natural Resources, Inc	335,767
8,372		Anadarko Petroleum Corp	657,202
12,522		Apache Corp	1,247,567
2,769		Arch Coal, Inc	50,451
1,658	*	Atwood Oceanics, Inc	70,863
19,804		Baker Hughes, Inc	1,148,434
13,203	*	Brigham Exploration Co	480,787
11,973		Cabot Oil & Gas Corp	930,542
20,584	*	Cameron International Corp	1,011,498
2,052		CARBO Ceramics, Inc	278,764
12,912		Chevron Corp	1,356,406
2,932		Cimarex Energy Co	187,648
12,469	*	Cobalt International Energy, Inc	128,680
11,904	*	Concho Resources, Inc	1,127,547
25,956		Consol Energy, Inc	1,109,879
4,641	*,e	Continental Resources, Inc	281,477
5,097		Core Laboratories NV	551,801
37,075	*	Denbury Resources, Inc	582,078
3,628	e	Diamond Offshore Drilling, Inc	237,779
8,931	*	Dresser-Rand Group, Inc	432,260
81,539		El Paso Corp	2,039,290
30,249		EOG Resources, Inc	2,705,167
5,934		Equitable Resources, Inc	376,809
16,190	e	EXCO Resources, Inc	204,156
409,662		Exxon Mobil Corp	31,990,505
27,375	*	FMC Technologies, Inc	1,226,948
9,098	*	Forest Oil Corp	106,083

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

103,109		Halliburton Co	$3,852,152
9,788		Helmerich & Payne, Inc	520,526
22,109		Holly Corp	678,525
12,907	e	Kinder Morgan, Inc	369,140
3,079	*	Kosmos Energy LLC	47,725
22,856	*	McDermott International, Inc	250,959
3,275		Murphy Oil Corp	181,337
8,590	*	Newfield Exploration Co	345,833
3,930		Noble Energy, Inc	351,106
26,381		Occidental Petroleum Corp	2,451,849
12,017		Oceaneering International, Inc	502,671
4,840	*	Oil States International, Inc	336,912
1,907		Patterson-UTI Energy, Inc	38,750
30,606		Peabody Energy Corp	1,327,382
10,490		Pioneer Natural Resources Co	880,111
15,364		Questar Market Resources, Inc	546,190
143	*,e	Quicksilver Resources, Inc	1,101
18,048		Range Resources Corp	1,242,424
2,371	*	Rowan Cos, Inc	81,776
4,756	e	RPC, Inc	88,319
45,713	*,e	SandRidge Energy, Inc	350,162
152,907		Schlumberger Ltd	11,234,078
39,920	*	Southwestern Energy Co	1,678,237
5,695		St. Mary Land & Exploration Co	472,172
8,814	*	Superior Energy Services	247,850
370		Tidewater, Inc	18,215
17,302	*,e	Ultra Petroleum Corp	551,242
12,996	*	Whiting Petroleum Corp	604,964

		TOTAL ENERGY	80,108,096

FOOD & STAPLES RETAILING - 2.7%
49,228		Costco Wholesale Corp	4,098,231
51,210		Kroger Co	1,187,048
65,701		Sysco Corp	1,821,232
97,382		Walgreen Co	3,233,082
152,444		Wal-Mart Stores, Inc	8,646,623
17,424		Whole Foods Market, Inc	1,256,619

		TOTAL FOOD & STAPLES RETAILING	20,242,835

FOOD, BEVERAGE & TOBACCO - 7.7%
175,977		Altria Group, Inc	4,848,166
9,722		Brown-Forman Corp (Class B)	726,525
4,189		Bunge Ltd	258,755
14,700		Campbell Soup Co	488,775
222,624		Coca-Cola Co	15,209,671
28,696		Coca-Cola Enterprises, Inc	769,627
5,103		ConAgra Foods, Inc	129,259
6,824		Corn Products International, Inc	330,964
24,677		Dr Pepper Snapple Group, Inc	924,154
12,382		Flowers Foods, Inc	249,993
54,242		General Mills, Inc	2,089,943
13,806	*	Green Mountain Coffee Roasters, Inc	897,666

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

21,178		H.J. Heinz Co	$1,131,752
7,763	*	Hansen Natural Corp	691,606
12,600		Hershey Co	721,098
8,065		Hormel Foods Corp	237,676
25,989		Kellogg Co	1,408,864
10,087		McCormick & Co, Inc	489,825
4,142		Mead Johnson Nutrition Co	297,603
178,805		PepsiCo, Inc	11,255,774
181,363		Philip Morris International, Inc	12,671,834
11,380		Reynolds American, Inc	440,178
55,724		Sara Lee Corp	991,887

		TOTAL FOOD, BEVERAGE & TOBACCO	57,261,595

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
16,969	*	Allscripts Healthcare Solutions, Inc	324,956
3,231	*	Amerigroup Corp	179,741
30,722		AmerisourceBergen Corp	1,253,458
9,859		Bard (C.R.), Inc	847,381
57,846		Baxter International, Inc	3,180,373
24,650		Becton Dickinson & Co	1,928,370
9,548	*	Brookdale Senior Living, Inc	158,306
20,114		Cardinal Health, Inc	890,447
7,741	*	CareFusion Corp	198,170
4,703	*	Catalyst Health Solutions, Inc	258,524
16,205	*	Cerner Corp	1,027,883
1,378		Cooper Cos, Inc	95,495
29,757		Covidien plc	1,399,769
10,719	*	DaVita, Inc	750,330
6,336		Dentsply International, Inc	234,179
12,774	*	Edwards Lifesciences Corp	963,415
177	*,e	Emdeon, Inc	3,358
55,014	*	Express Scripts, Inc	2,515,789
5,570	*	Gen-Probe, Inc	334,757
8,786	*	HCA Holdings, Inc	206,032
27,548	*	Health Management Associates, Inc (Class A)	241,320
5,464	*	Henry Schein, Inc	378,764
6,115		Hill-Rom Holdings, Inc	205,892
6,457	*	Idexx Laboratories, Inc	464,839
4,427	*	Intuitive Surgical, Inc	1,920,698
5,581	*	Kinetic Concepts, Inc	381,685
11,234	*	Laboratory Corp of America Holdings	941,971
10,441		Lincare Holdings, Inc	245,886
28,410		McKesson Corp	2,316,836
45,052	*	Medco Health Solutions, Inc	2,471,553
104,071		Medtronic, Inc	3,615,427
5,156		Patterson Cos, Inc	162,259
5,405	*	Pediatrix Medical Group, Inc	355,649
16,328		Quest Diagnostics, Inc	911,102
17,537	*	Resmed, Inc	496,297
6,175	*	Sirona Dental Systems, Inc	295,783
37,057		St. Jude Medical, Inc	1,445,223
35,328		Stryker Corp	1,692,564

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,019	*	SXC Health Solutions Corp	$328,630
3,704	*	Tenet Healthcare Corp	17,520
6,208	*	Thoratec Corp	226,654
10,073		Universal Health Services, Inc (Class B)	402,618
13,093	*	Varian Medical Systems, Inc	768,821

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	37,038,724

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
48,389		Avon Products, Inc	884,551
9,327		Church & Dwight Co, Inc	412,067
870		Clorox Co	58,238
49,692		Colgate-Palmolive Co	4,490,666
12,715		Estee Lauder Cos (Class A)	1,251,792
13,737		Herbalife Ltd	856,639
38,782		Kimberly-Clark Corp	2,703,493
21,074		Procter & Gamble Co	1,348,525

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,005,971

INSURANCE - 0.0%
3,064		Erie Indemnity Co (Class A)	241,903
1,039		Validus Holdings Ltd	28,427

		TOTAL INSURANCE	270,330

MATERIALS - 5.4%
23,878		Air Products & Chemicals, Inc	2,056,851
8,925		Airgas, Inc	615,379
2,474	e	AK Steel Holding Corp	20,608
10,508		Albemarle Corp	559,971
11,755		Allegheny Technologies, Inc	545,432
9,746	*	Allied Nevada Gold Corp	370,153
19,504		Ball Corp	674,253
5,035		Carpenter Technology Corp	285,585
18,034		Celanese Corp (Series A)	785,381
6,774		CF Industries Holdings, Inc	1,099,217
16,687		Cleveland-Cliffs, Inc	1,138,387
3,739		Compass Minerals International, Inc	284,426
17,872	*	Crown Holdings, Inc	603,895
104,652		Du Pont (E.I.) de Nemours & Co	5,030,622
15,748		Eastman Chemical Co	618,739
26,086		Ecolab, Inc	1,404,470
8,339		FMC Corp	657,864
106,749		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,297,716
3,905		Huntsman Corp	45,845
9,224		International Flavors & Fragrances, Inc	558,605
11,008		International Paper Co	304,922
5,792	*	Intrepid Potash, Inc	161,191
2,423		Kronos Worldwide, Inc	53,766
2,366		LyondellBasell Industries AF S.C.A	77,747
2,415	e	Martin Marietta Materials, Inc	174,291
6,187	*,e	Molycorp, Inc	236,776
60,397		Monsanto Co	4,393,882
31,032		Mosaic Co	1,817,234

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,777		Nalco Holding Co	$519,531
10,209		Packaging Corp of America	266,251
17,803		PPG Industries, Inc	1,538,357
34,187		Praxair, Inc	3,475,792
1,426		Reliance Steel & Aluminum Co	63,015
7,672		Rock-Tenn Co (Class A)	454,106
7,193	*	Rockwood Holdings, Inc	331,166
6,084		Royal Gold, Inc	435,493
398		Schnitzer Steel Industries, Inc (Class A)	18,626
4,273	e	Scotts Miracle-Gro Co (Class A)	207,283
9,989		Sherwin-Williams Co	826,190
13,979		Sigma-Aldrich Corp	915,345
5,482		Silgan Holdings, Inc	205,794
13,628	*	Solutia, Inc	221,455
19,032		Southern Copper Corp (NY)	583,902
17,654		Steel Dynamics, Inc	220,498
3,477		Temple-Inland, Inc	110,603
4,913		Titanium Metals Corp	82,293
891		Valspar Corp	31,069
6,926		Walter Energy, Inc	523,952
460		Westlake Chemical Corp	18,957
7,313	*	WR Grace & Co	305,610

		TOTAL MATERIALS	40,228,496

MEDIA - 3.0%
6,015	*	AMC Networks, Inc	196,209
24,062		Cablevision Systems Corp (Class A)	348,177
11,469		CBS Corp (Class B)	296,015
6,440	*	Charter Communications, Inc	295,854
135,498		Comcast Corp (Class A)	3,177,427
86,518	*	DIRECTV	3,933,107
31,390	*	Discovery Communications, Inc (Class A)	1,364,209
16,645	*	DISH Network Corp (Class A)	402,310
21,762		Interpublic Group of Cos, Inc	206,304
5,432		John Wiley & Sons, Inc (Class A)	258,346
2,155	*,e	Lamar Advertising Co (Class A)	48,466
31,397	*	Liberty Global, Inc (Class A)	1,261,531
28,125		McGraw-Hill Cos, Inc	1,195,313
2,857		Morningstar, Inc	168,477
31,598		Omnicom Group, Inc	1,405,479
1,027	*,e	Pandora Media, Inc	16,227
3,961	e	Regal Entertainment Group (Class A)	57,197
10,364		Scripps Networks Interactive (Class A)	440,263
441,025	*,e	Sirius XM Radio, Inc	789,435
19,677		Thomson Corp	583,817
37,908		Time Warner Cable, Inc	2,414,361
65,934		Viacom, Inc (Class B)	2,891,206
36,405		Virgin Media, Inc	887,554

		TOTAL MEDIA	22,637,284

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
164,461		Abbott Laboratories	$8,859,514
39,158	*	Agilent Technologies, Inc	1,451,587
20,553	*	Alexion Pharmaceuticals, Inc	1,387,533
34,345		Allergan, Inc	2,889,101
14,552	*	Amylin Pharmaceuticals, Inc	167,639
27,228	*	Biogen Idec, Inc	3,168,250
12,281	*	BioMarin Pharmaceuticals, Inc	418,905
9,380	*	Bruker BioSciences Corp	135,353
52,151	*	Celgene Corp	3,380,949
5,713	*	Charles River Laboratories International, Inc	184,416
7,063	*	Covance, Inc	358,306
16,340	*,e	Dendreon Corp	178,760
38,128		Eli Lilly & Co	1,416,836
12,901	*	Endo Pharmaceuticals Holdings, Inc	416,831
88,690	*	Gilead Sciences, Inc	3,694,826
15,595	*	Hospira, Inc	490,463
21,004	*	Human Genome Sciences, Inc	215,501
13,915	*	Illumina, Inc	426,077
63,013		Johnson & Johnson	4,057,407
1,959	*	Life Technologies Corp	79,673
3,668	*	Mettler-Toledo International, Inc	563,405
45,614	*	Mylan Laboratories, Inc	892,666
9,751	*	Myriad Genetics, Inc	207,501
9,227		Perrigo Co	833,014
11,006		Pharmaceutical Product Development, Inc	363,088
8,299	*	Pharmasset, Inc	584,250
8,268	*	Regeneron Pharmaceuticals, Inc	457,220
4,340		Techne Corp	298,592
5,727	*	United Therapeutics Corp	250,442
20,582	*	Vertex Pharmaceuticals, Inc	814,841
17,116	*	Warner Chilcott plc	310,142
10,400	*	Waters Corp	833,248
13,272	*	Watson Pharmaceuticals, Inc	891,348

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	40,677,684

REAL ESTATE - 1.7%
8,978		Apartment Investment & Management Co (Class A)	221,487
13,530		Boston Properties, Inc	1,339,335
5,598		Camden Property Trust	339,463
32,622	*	CBRE Group, Inc	580,019
2,474		Corporate Office Properties Trust	59,995
11,418		Digital Realty Trust, Inc	711,684
2,385		Equity Residential	139,952
2,025		Essex Property Trust, Inc	289,089
5,230		Federal Realty Investment Trust	464,215
3,864		Jones Lang LaSalle, Inc	249,692
5,188		Macerich Co	258,155
10,836		Plum Creek Timber Co, Inc	408,084
14,907		Public Storage, Inc	1,923,748
14,213		Rayonier, Inc	593,108
27,009		Simon Property Group, Inc	3,469,036
2,099		UDR, Inc	52,328
17,656		Ventas, Inc	981,850

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,247		Vornado Realty Trust	$186,074
17,283		Weyerhaeuser Co	310,748

		TOTAL REAL ESTATE	12,578,062

RETAILING - 5.0%
6,454		Aaron’s, Inc	172,709
8,405		Abercrombie & Fitch Co (Class A)	625,332
8,309		Advance Auto Parts, Inc	540,667
40,955	*	Amazon.com, Inc	8,744,302
2,025	*,e	Autonation, Inc	78,854
2,961	*	Autozone, Inc	958,150
28,073	*	Bed Bath & Beyond, Inc	1,736,034
2,271	*	Big Lots, Inc	85,594
4,511	*	Carmax, Inc	135,601
13,659		Chico’s FAS, Inc	168,825
10,593	*	Dick’s Sporting Goods, Inc	414,080
11,035	*	Dollar General Corp	437,648
13,716	*	Dollar Tree, Inc	1,096,731
2,212		DSW, Inc (Class A)	115,776
12,642		Expedia, Inc	331,979
13,782	e	Family Dollar Stores, Inc	808,039
4,758		Genuine Parts Co	273,252
7,321		Guess?, Inc	241,520
108,588		Home Depot, Inc	3,887,450
602	*,e	HomeAway, Inc	19,896
25,686		Kohl’s Corp	1,361,615
28,103		Limited Brands, Inc	1,200,279
16,196	*	LKQ Corp	472,599
5,944		Macy’s, Inc	181,470
5,918	*,e	NetFlix, Inc	485,749
18,220		Nordstrom, Inc	923,572
15,365	*	O’Reilly Automotive, Inc	1,168,508
12,816		Petsmart, Inc	601,711
5,594	*	Priceline.com, Inc	2,840,186
13,157		Ross Stores, Inc	1,154,264
9,720	*	Sally Beauty Holdings, Inc	186,527
4,048		Target Corp	221,628
14,273		Tiffany & Co	1,137,986
43,509		TJX Companies, Inc	2,563,985
8,091		Tractor Supply Co	573,976
5,019	*	Ulta Salon Cosmetics & Fragrance, Inc	337,729
13,300	*	Urban Outfitters, Inc	362,425
6,443		Williams-Sonoma, Inc	241,870

		TOTAL RETAILING	36,888,518

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
68,049	*	Advanced Micro Devices, Inc	396,726
36,211		Altera Corp	1,373,121
33,577		Analog Devices, Inc	1,227,911
9,370		Applied Materials, Inc	115,438
49,697	*	Atmel Corp	524,800
22,014		Avago Technologies Ltd	743,413

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

60,411		Broadcom Corp (Class A)	$2,180,234
210	*	Cree, Inc	5,594
19,669		Cypress Semiconductor Corp	375,875
6,595	*,e	First Solar, Inc	328,233
2,983	*	Freescale Semiconductor Holdings Ltd	39,346
6,920		Intersil Corp (Class A)	82,832
14,365		Kla-Tencor Corp	676,448
13,765	*	Lam Research Corp	591,757
26,217		Linear Technology Corp	847,071
20,233	*	LSI Logic Corp	126,456
33,907		Maxim Integrated Products, Inc	887,007
14,874	*	MEMC Electronic Materials, Inc	89,095
21,089	e	Microchip Technology, Inc	762,578
68,615	*	Nvidia Corp	1,015,502
49,780	*	ON Semiconductor Corp	376,835
1,080	*	PMC - Sierra, Inc	6,847
4,056	*,e	Silicon Laboratories, Inc	173,394
21,747	*	Skyworks Solutions, Inc	430,808
83,088		Texas Instruments, Inc	2,553,295
8,177	*	Varian Semiconductor Equipment Associates, Inc	513,270
30,382		Xilinx, Inc	1,016,582

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,460,468

SOFTWARE & SERVICES - 16.9%
72,754		Accenture plc	4,384,155
57,061	*	Adobe Systems, Inc	1,678,164
19,301	*	Akamai Technologies, Inc	519,969
5,861	*	Alliance Data Systems Corp	600,401
10,397	*	Ansys, Inc	565,181
10,701	*	Ariba, Inc	339,008
26,369	*	Autodesk, Inc	912,367
56,309		Automatic Data Processing, Inc	2,946,650
19,928	*	BMC Software, Inc	692,697
1,052	*	Booz Allen Hamilton Holding Co	16,632
13,099		Broadridge Financial Solutions, Inc	291,453
29,782	*	Cadence Design Systems, Inc	329,687
21,323	*	Citrix Systems, Inc	1,552,954
34,285	*	Cognizant Technology Solutions Corp (Class A)	2,494,234
17,730	*	Compuware Corp	149,819
835		DST Systems, Inc	41,909
70,911	*	eBay, Inc	2,257,097
38,147	*	Electronic Arts, Inc	890,732
5,200	*	Equinix, Inc	499,252
5,103		Factset Research Systems, Inc	507,340
12,810	*	Fiserv, Inc	754,125
1,989	*	FleetCor Technologies, Inc	55,612
13,273	*	Fortinet, Inc	306,075
10,771	*	Gartner, Inc	414,899
10,831	*	Genpact Ltd	174,921
8,946		Global Payments, Inc	410,800
28,360	*	Google, Inc (Class A)	16,807,270
12,345	*	Informatica Corp	561,698

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

136,485		International Business Machines Corp	$25,199,225
34,096		Intuit, Inc	1,829,932
10,451		Lender Processing Services, Inc	183,415
999	*,e	LinkedIn Corp	89,810
12,087		Mastercard, Inc (Class A)	4,197,089
8,967	*	Micros Systems, Inc	441,356
836,220		Microsoft Corp	22,268,538
8,782	*	NeuStar, Inc (Class A)	279,180
26,470	*	Nuance Communications, Inc	700,926
432,817		Oracle Corp	14,183,412
33,016		Paychex, Inc	962,086
11,492	*	Rackspace Hosting, Inc	475,654
22,148	*	Red Hat, Inc	1,099,648
12,692	*	Rovi Corp	628,762
10,404	*	SAIC, Inc	129,322
15,089	*	Salesforce.com, Inc	2,009,402
8,204		Solera Holdings, Inc	448,185
85,137	*	Symantec Corp	1,448,180
1,222	*	Synopsys, Inc	32,762
18,854	*	Teradata Corp	1,124,830
18,386	*	TIBCO Software, Inc	531,172
11,647	*	VeriFone Systems, Inc	491,620
19,098		VeriSign, Inc	612,855
19,034		Visa, Inc (Class A)	1,775,111
4,403	*,e	VistaPrint Ltd	153,753
9,723	*	VMware, Inc (Class A)	950,423
6,659	*	WebMD Health Corp (Class A)	239,391
71,247		Western Union Co	1,244,685

		TOTAL SOFTWARE & SERVICES	124,885,825

TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
5,924	*	Acme Packet, Inc	214,508
20,213		Amphenol Corp (Class A)	959,915
104,206	*	Apple, Inc	42,180,504
1,357	*	Arrow Electronics, Inc	48,920
10,754	*,e	Ciena Corp	141,738
135,923	*	Dell, Inc	2,148,942
5,542	*	Dolby Laboratories, Inc (Class A)	162,048
231,858	*	EMC Corp	5,682,839
9,068	*	F5 Networks, Inc	942,619
17,676		Flir Systems, Inc	464,879
1,008	*,e	Fusion-io, Inc	31,268
4,154		Harris Corp	156,814
3,053	*	IPG Photonics Corp	161,382
17,624		Jabil Circuit, Inc	362,349
26,531	*	JDS Uniphase Corp	318,372
60,959	*	Juniper Networks, Inc	1,491,667
10,162		National Instruments Corp	271,427
14,067	*	NCR Corp	267,836
41,454	*	NetApp, Inc	1,697,956
19,643	*	Polycom, Inc	324,699
10,643	*	QLogic Corp	148,683

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

188,132		Qualcomm, Inc	$9,707,610
16,995	*	Riverbed Technology, Inc	468,722
13,794	*	Trimble Navigation Ltd	557,416
6,045	*	Zebra Technologies Corp (Class A)	216,048

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	69,129,161

TELECOMMUNICATION SERVICES - 1.1%
44,695	*	American Tower Corp (Class A)	2,462,694
9,106	*,e	Clearwire Corp (Class A)	17,484
32,949	*	Crown Castle International Corp	1,362,771
1,746	*	Level 3 Communications, Inc	46,601
30,624	*	MetroPCS Communications, Inc	260,304
16,501	*	NII Holdings, Inc (Class B)	388,269
12,605	*	SBA Communications Corp (Class A)	480,124
15,009	*	tw telecom inc (Class A)	277,667
72,048		Verizon Communications, Inc	2,664,334
30,769		Windstream Corp	374,459

		TOTAL TELECOMMUNICATION SERVICES	8,334,707

TRANSPORTATION - 2.1%
7,104	*,e	AMR Corp	18,684
18,556		CH Robinson Worldwide, Inc	1,288,343
454		Con-Way, Inc	13,379
2,816		Copa Holdings S.A. (Class A)	194,501
124,265		CSX Corp	2,759,925
57,100	*	Delta Air Lines, Inc	486,492
24,542		Expeditors International Washington, Inc	1,119,115
2,174		FedEx Corp	177,898
27,091	*	Hertz Global Holdings, Inc	314,256
10,115		J.B. Hunt Transport Services, Inc	427,966
9,117	*	Kansas City Southern Industries, Inc	575,921
4,210	*	Kirby Corp	259,083
5,371		Landstar System, Inc	239,708
14,726		Southwest Airlines Co	125,907
31,987	*	UAL Corp	617,989
9,135		Union Pacific Corp	909,572
82,793		United Parcel Service, Inc (Class B)	5,815,381
10,272		UTI Worldwide, Inc	150,074

		TOTAL TRANSPORTATION	15,494,194

UTILITIES - 0.1%
1,568		Aqua America, Inc	34,794
5,637		ITC Holdings Corp	409,697
1,342		National Fuel Gas Co	82,251
892		Oneok, Inc	67,837

		TOTAL UTILITIES	594,579

		TOTAL COMMON STOCKS	739,611,270

		(Cost $626,943,612)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
9,578,184	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	$9,578,184

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,578,184

		TOTAL SHORT-TERM INVESTMENTS	9,578,184

		(Cost $9,578,184)

		TOTAL INVESTMENTS - 100.9%	749,189,454
		(Cost $636,521,796)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(6,834,321)

		NET ASSETS - 100.0%	$742,355,133

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
10,959		Autoliv, Inc	$633,101
2,408	*	Federal Mogul Corp (Class A)	40,599
201,074	*	Ford Motor Co	2,348,544
93,500	*	General Motors Co	2,416,976
62,339		Johnson Controls, Inc	2,052,824
12,896		Lear Corp	604,951
5,401	e	Thor Industries, Inc	142,802
12,675	*	TRW Automotive Holdings Corp	533,618
5,886	*	Visteon Corp	327,379

		TOTAL AUTOMOBILES & COMPONENTS	9,100,794

BANKS - 5.0%
20,925		Associated Banc-Corp	233,314
5,789		Bank of Hawaii Corp	244,469
4,484		BankUnited	97,706
85,672		BB&T Corp	1,999,584
3,076		BOK Financial Corp	160,629
39,058		CapitalSource, Inc	248,409
19,896		Capitol Federal Financial	220,647
24,691	*	CIT Group, Inc	860,481
5,855		City National Corp	248,369
24,896		Comerica, Inc	636,093
9,165		Commerce Bancshares, Inc	355,602
6,659		Cullen/Frost Bankers, Inc	326,557
18,109		East West Bancorp, Inc	352,582
113,015		Fifth Third Bancorp	1,357,310
751		First Citizens Bancshares, Inc (Class A)	122,451
32,206		First Horizon National Corp	225,120
38,313		First Niagara Financial Group, Inc	352,096
8,701	*	First Republic Bank	241,018
24,793		Fulton Financial Corp	234,046
54,530		Hudson City Bancorp, Inc	340,813
107,531		Huntington Bancshares, Inc	557,011
118,198		Keycorp	834,478
15,565		M&T Bank Corp	1,184,652
54,127		New York Community Bancorp, Inc	720,430
37,582		People’s United Financial, Inc	479,171
64,685		PNC Financial Services Group, Inc	3,474,231
129,047	*	Popular, Inc	240,027
155,941		Regions Financial Corp	612,848
66,954		SunTrust Banks, Inc	1,321,002
91,223	e	Synovus Financial Corp	136,835
19,253		TCF Financial Corp	204,852
9,710	*	TFS Financial Corp	89,429

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

236,815		US Bancorp	$6,060,096
21,767	e	Valley National Bancorp	261,204
13,271		Washington Federal, Inc	181,149
562,309		Wells Fargo & Co	14,569,427
22,276		Zions Bancorporation	386,711

		TOTAL BANKS	40,170,849

CAPITAL GOODS - 6.4%
10,464		3M Co	826,865
7,878	*	Aecom Technology Corp	164,808
11,970	*	AGCO Corp	524,645
4,178	*,e	Air Lease Corp	93,295
3,999		Alliant Techsystems, Inc	232,262
2,221		Armstrong World Industries, Inc	94,592
635	*	BE Aerospace, Inc	23,959
10,235		Boeing Co	673,361
7,161		Carlisle Cos, Inc	298,757
5,055		Chicago Bridge & Iron Co NV	184,912
3,083	*	CNH Global NV	114,626
6,839		Cooper Industries plc	358,774
5,737		Crane Co	253,059
4,967		Dover Corp	275,818
26,391		Eaton Corp	1,182,844
668		Flowserve Corp	61,917
18,967	*	Fortune Brands Home & Security, Inc	275,591
5,938		GATX Corp	225,525
3,298	*	General Cable Corp	92,476
40,921		General Dynamics Corp	2,626,718
1,303,556		General Electric Co	21,782,421
9,147		Goodrich Corp	1,121,697
14,961	*	GrafTech International Ltd	235,037
9,115		Harsco Corp	210,101
7,218		Hubbell, Inc (Class B)	431,565
5,942	*	Huntington Ingalls	175,289
1,074		IDEX Corp	38,073
3,528		Illinois Tool Works, Inc	171,567
8,290		Ingersoll-Rand plc	258,068
22,562		ITT Industries, Inc	1,028,827
15,616	*	Jacobs Engineering Group, Inc	605,900
17,638		KBR, Inc	492,277
9,262		Kennametal, Inc	360,199
13,219		L-3 Communications Holdings, Inc	895,984
3,875		Lincoln Electric Holdings, Inc	141,050
4,463		Lockheed Martin Corp	338,742
4,067	*	Navistar International Corp	171,099
34,088		Northrop Grumman Corp	1,968,582
11,130	*	Oshkosh Truck Corp	232,172
15,646	*	Owens Corning, Inc	444,033
11,001		Parker Hannifin Corp	897,131
12,356		Pentair, Inc	444,198
26,843	*	Quanta Services, Inc	560,750
43,799		Raytheon Co	1,935,478

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,637		Regal-Beloit Corp	$246,364
8,742	*	Shaw Group, Inc	203,339
5,734		Snap-On, Inc	307,744
11,102	*	Spirit Aerosystems Holdings, Inc (Class A)	189,511
4,436		SPX Corp	242,250
20,896		Stanley Works	1,334,209
13,164	*,e	Terex Corp	219,049
32,426		Textron, Inc	629,713
4,792	*	Thomas & Betts Corp	238,114
1,635		Timken Co	68,866
10,280		Trinity Industries, Inc	280,336
57,728		Tyco International Ltd	2,629,510
6,326		United Technologies Corp	493,301
9,417	*	URS Corp	336,187
2,784	*	WESCO International, Inc	134,913

		TOTAL CAPITAL GOODS	51,078,450

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
12,184		Avery Dennison Corp	324,094
13,897		Cintas Corp	415,381
13,600	*	Corrections Corp of America	302,328
14,577		Covanta Holding Corp	213,699
14,558		Equifax, Inc	511,714
2,558	*	KAR Auction Services, Inc	35,173
9,914		Manpower, Inc	427,690
1,347	*	Nielsen Holdings NV	39,534
21,932	e	Pitney Bowes, Inc	446,974
23,128		R.R. Donnelley & Sons Co	376,986
39,588		Republic Services, Inc	1,126,674
5,527		Towers Watson & Co	363,124
2,276	*	Verisk Analytics, Inc	80,001
1,674		Waste Connections, Inc	57,000
58,335		Waste Management, Inc	1,920,972

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,641,344

CONSUMER DURABLES & APPAREL - 0.8%
33,795		DR Horton, Inc	376,138
12,169	e	Garmin Ltd	418,492
2,906		Harman International Industries, Inc	125,423
11,198		Jarden Corp	358,672
4,270		Leggett & Platt, Inc	93,513
19,886		Lennar Corp (Class A)	328,914
10,893		Mattel, Inc	307,618
7,226	*	Mohawk Industries, Inc	380,449
36,715		Newell Rubbermaid, Inc	543,383
635	*	NVR, Inc	408,146
6,402		Phillips-Van Heusen Corp	476,373
39,934	*	Pulte Homes, Inc	206,858
17,749	*	Toll Brothers, Inc	309,543
10,637		VF Corp	1,470,246
9,493		Whirlpool Corp	482,339

		TOTAL CONSUMER DURABLES & APPAREL	6,286,107

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.7%
643		Brinker International, Inc	$14,725
7,296	*	Career Education Corp	117,684
52,415		Carnival Corp	1,845,531
2,971		Choice Hotels International, Inc	106,332
1,543		DeVry, Inc	58,140
200	*,e	Dunkin Brands Group, Inc	5,822
4,561	*,e	Education Management Corp	90,581
15,864		H&R Block, Inc	242,561
5,033	*	Hyatt Hotels Corp	187,177
17,451		International Game Technology	306,963
32,657	*	MGM Mirage	376,209
8,630	*	Penn National Gaming, Inc	310,680
7,361		Royal Caribbean Cruises Ltd	218,769
29,192		Service Corp International	291,921
35,713		Wendy’s	180,708
6,972	*	WMS Industries, Inc	152,757
20,850		Wyndham Worldwide Corp	702,020

		TOTAL CONSUMER SERVICES	5,208,580

DIVERSIFIED FINANCIALS - 9.5%
1,786	*	Affiliated Managers Group, Inc	165,401
43,618	*	American Capital Ltd	338,912
51,052		American Express Co	2,584,252
30,257		Ameriprise Financial, Inc	1,412,397
26,060		Ares Capital Corp	403,148
1,245,411		Bank of America Corp	8,506,157
152,627		Bank of New York Mellon Corp	3,247,903
5,263		BlackRock, Inc	830,449
56,530		Capital One Financial Corp	2,581,160
357,207		Citigroup, Inc	11,284,169
8,239		CME Group, Inc	2,270,339
60,325		Discover Financial Services	1,421,257
30,888	*	E*Trade Financial Corp	335,135
1,968	e	Federated Investors, Inc (Class B)	38,455
63,668		Goldman Sachs Group, Inc	6,974,829
4,105		Interactive Brokers Group, Inc (Class A)	63,135
57,654		Invesco Ltd	1,157,116
77,000	e	iShares Russell 1000 Value Index Fund	4,856,390
24,890		Janus Capital Group, Inc	163,278
17,400		Jefferies Group, Inc	230,724
488,476		JPMorgan Chase & Co	16,979,426
18,053		Legg Mason, Inc	496,458
24,390		Leucadia National Corp	654,384
237	*	LPL Investment Holdings, Inc	6,875
189,891		Morgan Stanley	3,349,677
13,680	*	Nasdaq Stock Market, Inc	342,684
26,713		Northern Trust Corp	1,081,075
22,251		NYSE Euronext	591,209
12,158		Raymond James Financial, Inc	369,238
65,627		SLM Corp	897,121
61,968		State Street Corp	2,502,888

		TOTAL DIVERSIFIED FINANCIALS	76,135,641

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.4%
11,618	*	Alpha Natural Resources, Inc	$279,297
51,873		Anadarko Petroleum Corp	4,072,030
33,624		Apache Corp	3,349,959
23,446		Arch Coal, Inc	427,186
4,744	*	Atwood Oceanics, Inc	202,759
32,356		Baker Hughes, Inc	1,876,324
7,925	*	Cameron International Corp	389,435
80,922		Chesapeake Energy Corp	2,275,527
233,051		Chevron Corp	24,482,007
7,726		Cimarex Energy Co	494,464
1,007	*	Cobalt International Energy, Inc	10,392
173,794		ConocoPhillips	12,104,751
8,025	*	Denbury Resources, Inc	125,993
52,006		Devon Energy Corp	3,377,790
4,556	e	Diamond Offshore Drilling, Inc	298,600
5,455		El Paso Corp	136,430
9,145		Energen Corp	448,654
10,203		Equitable Resources, Inc	647,891
1,492	e	EXCO Resources, Inc	18,814
158,990		Exxon Mobil Corp	12,415,528
2,669	*	Forest Oil Corp	31,121
836		Helmerich & Payne, Inc	44,458
37,362		Hess Corp	2,337,367
6,503	e	Kinder Morgan, Inc	185,986
500	*	Kosmos Energy LLC	7,750
87,603		Marathon Oil Corp	2,280,306
43,651		Marathon Petroleum Corp	1,567,071
3,601	*	McDermott International, Inc	39,539
20,140		Murphy Oil Corp	1,115,152
35,349	*	Nabors Industries Ltd	647,947
52,115		National Oilwell Varco, Inc	3,717,362
7,029	*	Newfield Exploration Co	282,988
17,303		Noble Energy, Inc	1,545,850
71,199		Occidental Petroleum Corp	6,617,234
877	*	Oil States International, Inc	61,048
16,668		Patterson-UTI Energy, Inc	338,694
2,647		Pioneer Natural Resources Co	222,083
17,293	*	Plains Exploration & Production Co	544,730
4,552		Questar Market Resources, Inc	161,824
13,489	*,e	Quicksilver Resources, Inc	103,865
12,955	*	Rowan Cos, Inc	446,818
2,606		SEACOR Holdings, Inc	221,901
15,274		Southern Union Co	641,966
80,207		Spectra Energy Corp	2,296,326
1,544		St. Mary Land & Exploration Co	128,013
13,373		Sunoco, Inc	497,877
5,040		Teekay Corp	129,830
17,895	*	Tesoro Corp	464,196

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,826		Tidewater, Inc	$286,814
5,375	*	Unit Corp	263,698
70,597		Valero Energy Corp	1,736,686
72,332		Williams Cos, Inc	2,177,917

		TOTAL ENERGY	98,578,248

FOOD & STAPLES RETAILING - 1.3%
166,739		CVS Corp	6,052,625
18,454		Kroger Co	427,764
43,526		Safeway, Inc	843,099
27,153	e	Supervalu, Inc	217,767
6,671		Walgreen Co	221,477
52,348		Wal-Mart Stores, Inc	2,969,179

		TOTAL FOOD & STAPLES RETAILING	10,731,911

FOOD, BEVERAGE & TOBACCO - 3.5%
65,444		Altria Group, Inc	1,802,982
83,067		Archer Daniels Midland Co	2,403,959
18,967		Beam, Inc	937,540
1,910		Brown-Forman Corp (Class B)	142,734
13,610		Bunge Ltd	840,690
5,271		Campbell Soup Co	175,261
9,120		Coca-Cola Enterprises, Inc	244,598
44,522		ConAgra Foods, Inc	1,127,742
22,559	*	Constellation Brands, Inc (Class A)	456,143
1,763		Corn Products International, Inc	85,506
21,875	*	Dean Foods Co	212,625
19,233		General Mills, Inc	741,047
16,639		H.J. Heinz Co	889,188
4,726		Hershey Co	270,469
7,729		Hormel Foods Corp	227,774
14,306		J.M. Smucker Co	1,101,848
1,916		Kellogg Co	103,866
203,155		Kraft Foods, Inc (Class A)	7,146,994
16,721		Lorillard, Inc	1,850,346
5,124		McCormick & Co, Inc	248,821
20,705		Mead Johnson Nutrition Co	1,487,654
16,592		Molson Coors Brewing Co (Class B)	702,505
20,648		Philip Morris International, Inc	1,442,676
6,806	*	Ralcorp Holdings, Inc	550,197
28,725		Reynolds American, Inc	1,111,083
11,931		Sara Lee Corp	212,372
20,585	*	Smithfield Foods, Inc	470,573
36,877		Tyson Foods, Inc (Class A)	711,726

		TOTAL FOOD, BEVERAGE & TOBACCO	27,698,919

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
46,645		Aetna, Inc	1,854,605
4,922	*	Allscripts Healthcare Solutions, Inc	94,256
1,700	*	Amerigroup Corp	94,571
7,041		Baxter International, Inc	387,114
190,476	*	Boston Scientific Corp	1,121,903

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,541	*	Brookdale Senior Living, Inc	$25,550
21,923		Cardinal Health, Inc	970,531
18,516	*	CareFusion Corp	474,010
33,198		Cigna Corp	1,471,999
11,679	*	Community Health Systems, Inc	204,149
4,043		Cooper Cos, Inc	280,180
18,226	*	Coventry Health Care, Inc	579,769
28,796		Covidien plc	1,354,563
9,980		Dentsply International, Inc	368,861
3,305	*,e	Emdeon, Inc	62,696
6,191	*	HCA Holdings, Inc	145,179
10,891	*	Health Net, Inc	302,661
5,311	*	Henry Schein, Inc	368,159
791		Hill-Rom Holdings, Inc	26,633
32,660	*	Hologic, Inc	526,479
20,884		Humana, Inc	1,772,843
10,498	*	Inverness Medical Innovations, Inc	273,578
1,645	*	Kinetic Concepts, Inc	112,502
6,342	*	LifePoint Hospitals, Inc	245,182
18,032		Medtronic, Inc	626,432
14,072		Omnicare, Inc	419,627
7,451		Patterson Cos, Inc	234,483
1,514		Quest Diagnostics, Inc	84,481
5,110		Teleflex, Inc	305,885
55,117	*	Tenet Healthcare Corp	260,703
133,165		UnitedHealth Group, Inc	6,390,589
10,275	*	VCA Antech, Inc	208,788
45,206		WellPoint, Inc	3,114,693
23,831	*	Zimmer Holdings, Inc	1,254,225

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	26,017,879

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
7,434		Church & Dwight Co, Inc	328,434
15,440		Clorox Co	1,033,554
5,839		Colgate-Palmolive Co	527,670
8,659	*	Energizer Holdings, Inc	638,948
5,936		Kimberly-Clark Corp	413,799
320,143		Procter & Gamble Co	20,485,950

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,428,355

INSURANCE - 7.6%
41,543		ACE Ltd	2,997,327
57,562		Aflac, Inc	2,595,471
792	*	Alleghany Corp	251,317
4,573		Allied World Assurance Co Holdings Ltd	265,691
64,989		Allstate Corp	1,711,810
9,596		American Financial Group, Inc	343,825
54,367	*	American International Group, Inc	1,342,321
1,052		American National Insurance Co	75,176
40,722		AON Corp	1,898,460
16,123	*	Arch Capital Group Ltd	579,944
13,536		Arthur J. Gallagher & Co	418,262

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,490		Aspen Insurance Holdings Ltd	$224,900
11,576		Assurant, Inc	446,139
22,336		Assured Guaranty Ltd	284,561
15,940		Axis Capital Holdings Ltd	499,719
215,236	*	Berkshire Hathaway, Inc (Class B)	16,758,274
13,947		Brown & Brown, Inc	307,950
36,000		Chubb Corp	2,413,800
17,925		Cincinnati Financial Corp	518,750
3,402		CNA Financial Corp	90,493
4,746		Endurance Specialty Holdings Ltd	176,551
5,802		Everest Re Group Ltd	521,716
28,045		Fidelity National Title Group, Inc (Class A)	433,015
58,599	*	Genworth Financial, Inc (Class A)	373,862
5,874		Hanover Insurance Group, Inc	224,152
54,879		Hartford Financial Services Group, Inc	1,056,421
13,637		HCC Insurance Holdings, Inc	362,881
6,011		Kemper Corp	161,636
38,452		Lincoln National Corp	732,511
39,374		Loews Corp	1,563,148
1,165	*	Markel Corp	450,273
67,440		Marsh & McLennan Cos, Inc	2,065,013
17,609	*,e	MBIA, Inc	154,959
3,189		Mercury General Corp	138,084
100,948		Metlife, Inc	3,549,331
30,807		Old Republic International Corp	272,334
8,492		PartnerRe Ltd	528,372
40,191		Principal Financial Group	1,036,124
76,423		Progressive Corp	1,452,801
10,097		Protective Life Corp	187,804
59,760		Prudential Financial, Inc	3,238,991
9,253		Reinsurance Group of America, Inc (Class A)	483,284
6,297		RenaissanceRe Holdings Ltd	428,952
5,418		Stancorp Financial Group, Inc	183,887
13,473		Torchmark Corp	551,450
7,787		Transatlantic Holdings, Inc	405,235
51,511		Travelers Cos, Inc	3,005,667
38,270		UnumProvident Corp	912,357
8,474		Validus Holdings Ltd	231,849
13,889		W.R. Berkley Corp	483,476
824		White Mountains Insurance Group Ltd	346,080
38,170		XL Capital Ltd	829,816

		TOTAL INSURANCE	60,566,222

MATERIALS - 2.7%
10,402	e	AK Steel Holding Corp	86,649
132,152		Alcoa, Inc	1,421,956
8,443		Aptargroup, Inc	405,011
9,741		Ashland, Inc	515,883
12,637		Bemis Co, Inc	355,226
8,039		Cabot Corp	242,617
1,413		CF Industries Holdings, Inc	229,288
13,507		Commercial Metals Co	167,892

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,965		Cytec Industries, Inc	$266,457
5,016		Domtar Corp	410,861
144,494		Dow Chemical Co	4,028,494
4,731		Greif, Inc (Class A)	211,854
18,806		Huntsman Corp	220,782
42,502		International Paper Co	1,177,305
35,883		LyondellBasell Industries AF S.C.A	1,179,115
2,760	e	Martin Marietta Materials, Inc	199,189
20,946		MeadWestvaco Corp	584,603
1,883		Nalco Holding Co	71,008
59,931		Newmont Mining Corp	4,005,189
39,289		Nucor Corp	1,484,338
19,963	*	Owens-Illinois, Inc	400,857
1,183		Packaging Corp of America	30,853
8,175		Reliance Steel & Aluminum Co	361,253
235	*	Rockwood Holdings, Inc	10,819
15,643		RPM International, Inc	351,498
1,703		Schnitzer Steel Industries, Inc (Class A)	79,700
738	e	Scotts Miracle-Gro Co (Class A)	35,800
23,589		Sealed Air Corp	419,884
12,628		Sonoco Products Co	396,393
7,064		Steel Dynamics, Inc	88,229
10,117		Temple-Inland, Inc	321,822
4,800		Titanium Metals Corp	80,400
17,905	e	United States Steel Corp	454,071
10,260		Valspar Corp	357,766
15,750	e	Vulcan Materials Co	492,818
1,766		Westlake Chemical Corp	72,777
841	*	WR Grace & Co	35,145

		TOTAL MATERIALS	21,253,802

MEDIA - 3.5%
69,520		CBS Corp (Class B)	1,794,311
4,600	*	Clear Channel Outdoor Holdings, Inc (Class A)	50,600
191,221		Comcast Corp (Class A)	4,484,132
6,444	*	DISH Network Corp (Class A)	155,751
8,545	*	DreamWorks Animation SKG, Inc (Class A)	158,510
29,204		Gannett Co, Inc	341,395
36,660		Interpublic Group of Cos, Inc	347,537
4,884	*,e	Lamar Advertising Co (Class A)	109,841
8,749	*	Liberty Interactive LLC	672,098
6,402	*	Liberty Media Corp-Liberty Starz	437,257
7,214	*	Madison Square Garden, Inc	190,666
6,669		McGraw-Hill Cos, Inc	283,433
282,158		News Corp (Class A)	4,943,408
1,400	*	Pandora Media, Inc	22,120
7,358	e	Regal Entertainment Group (Class A)	106,250
24,803		Thomson Corp	735,905
131,695		Time Warner, Inc	4,608,008
232,340		Walt Disney Co	8,104,019
598	e	Washington Post Co (Class B)	203,416

		TOTAL MEDIA	27,748,657

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
11,689		Abbott Laboratories	$629,686
108,320		Amgen, Inc	6,203,486
2,491	*	Bio-Rad Laboratories, Inc (Class A)	247,979
209,681		Bristol-Myers Squibb Co	6,623,823
84,085		Eli Lilly & Co	3,124,599
35,156	*	Forest Laboratories, Inc	1,100,383
3,233	*	Hospira, Inc	101,678
268,226		Johnson & Johnson	17,271,072
20,023	*	Life Technologies Corp	814,335
379,458		Merck & Co, Inc	13,091,301
5,148	*	Mylan Laboratories, Inc	100,746
13,403		PerkinElmer, Inc	277,040
971,130		Pfizer, Inc	18,703,964
28,421	*	Qiagen N.V. (NASDAQ)	391,641
47,141	*	Thermo Electron Corp	2,369,779
2,720	*	Vertex Pharmaceuticals, Inc	107,685
1,781	*	Warner Chilcott plc	32,272
864	*	Watson Pharmaceuticals, Inc	58,026

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	71,249,495

REAL ESTATE - 3.6%
7,507		Alexandria Real Estate Equities, Inc	496,138
57,047		AMB Property Corp	1,697,719
21,983		American Capital Agency Corp	604,752
116,982		Annaly Capital Management, Inc	1,971,147
4,354		Apartment Investment & Management Co (Class A)	107,413
11,632		AvalonBay Communities, Inc	1,555,082
3,190		Boston Properties, Inc	315,778
16,904		Brandywine Realty Trust	153,995
9,289		BRE Properties, Inc (Class A)	465,565
2,346		Camden Property Trust	142,261
124,966		Chimera Investment Corp	376,148
6,339		Corporate Office Properties Trust	153,721
25,949		DDR Corp	332,407
15,562		Douglas Emmett, Inc	303,459
31,698		Duke Realty Corp	389,251
33,758		Equity Residential	1,980,918
1,727		Essex Property Trust, Inc	246,547
1,838		Federal Realty Investment Trust	163,141
16,415	*	Forest City Enterprises, Inc (Class A)	224,557
68,881		General Growth Properties, Inc	1,012,551
49,968		HCP, Inc	1,991,224
21,720		Health Care REIT, Inc	1,144,427
15,689		Hospitality Properties Trust	377,007
84,199		Host Marriott Corp	1,201,520
2,886	*	Howard Hughes Corp	138,470
9,961		HRPT Properties Trust	192,745
1,463		Jones Lang LaSalle, Inc	94,539
50,070		Kimco Realty Corp	874,723
13,882		Liberty Property Trust	444,224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,177		Macerich Co	$506,408
11,054		Mack-Cali Realty Corp	310,175
20,872		Piedmont Office Realty Trust, Inc	354,407
7,795		Plum Creek Timber Co, Inc	293,560
926		Public Storage, Inc	119,500
16,509		Realty Income Corp	551,566
11,315		Regency Centers Corp	463,462
19,164		Senior Housing Properties Trust	430,040
6,737		Simon Property Group, Inc	865,300
10,910		SL Green Realty Corp	752,681
7,836	*,e	St. Joe Co	112,447
6,964		Taubman Centers, Inc	426,406
24,503		UDR, Inc	610,860
12,339		Ventas, Inc	686,172
20,358		Vornado Realty Trust	1,685,846
14,475		Weingarten Realty Investors	335,965
47,034		Weyerhaeuser Co	845,671

		TOTAL REAL ESTATE	28,501,895

RETAILING - 2.8%
2,708		Aaron’s, Inc	72,466
1,478		Abercrombie & Fitch Co (Class A)	109,963
23,326		American Eagle Outfitters, Inc	306,270
2,667	*,e	Autonation, Inc	103,853
36,327		Best Buy Co, Inc	952,857
5,324	*	Big Lots, Inc	200,662
23,192	*	Carmax, Inc	697,152
6,771		Chico’s FAS, Inc	83,690
3,907		Dillard’s, Inc (Class A)	201,328
100		DSW, Inc (Class A)	5,234
9,704		Expedia, Inc	254,827
19,246		Foot Locker, Inc	420,718
17,252	*,e	GameStop Corp (Class A)	441,134
43,588		Gap, Inc	823,813
14,007		Genuine Parts Co	804,422
78,038		Home Depot, Inc	2,793,760
600	*,e	HomeAway, Inc	19,830
20,305	e	JC Penney Co, Inc	651,384
5,105		Kohl’s Corp	270,616
73,973	*	Liberty Media Holding Corp (Interactive A)	1,215,376
160,069		Lowe’s Cos, Inc	3,364,650
45,994		Macy’s, Inc	1,404,197
12,693		RadioShack Corp	151,174
600	*	Sally Beauty Holdings, Inc	11,514
4,936	*,e	Sears Holdings Corp	385,896
10,644		Signet Jewelers Ltd	458,863
88,705		Staples, Inc	1,327,027
80,219		Target Corp	4,391,990
6,021		Williams-Sonoma, Inc	226,028

		TOTAL RETAILING	22,150,694

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
151,845		Applied Materials, Inc	$1,870,730
3,535	*	Atmel Corp	37,330
12,740	*	Cree, Inc	339,394
16,218	*	Fairchild Semiconductor International, Inc	242,783
1,949	*	Freescale Semiconductor Holdings Ltd	25,707
651,717		Intel Corp	15,993,135
8,424	*	International Rectifier Corp	204,619
7,536		Intersil Corp (Class A)	90,206
4,562		Kla-Tencor Corp	214,825
50,732	*	LSI Logic Corp	317,075
62,464	*	Marvell Technology Group Ltd	873,871
11,242	*	MEMC Electronic Materials, Inc	67,340
108,249	*	Micron Technology, Inc	605,112
8,445	*	Novellus Systems, Inc	291,775
27,465	*	PMC - Sierra, Inc	174,128
797	*,e	Silicon Laboratories, Inc	34,072
11,252	*,e	Sunpower Corp (Class A)	112,745
22,019	*	Teradyne, Inc	315,312
52,685		Texas Instruments, Inc	1,619,010

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,429,169

SOFTWARE & SERVICES - 2.0%
52,820		Activision Blizzard, Inc	707,260
2,026	*	Akamai Technologies, Inc	54,580
23,260	*	Amdocs Ltd	698,265
12,696	*	AOL, Inc	179,268
1,272	*	Booz Allen Hamilton Holding Co	20,110
626		Broadridge Financial Solutions, Inc	13,929
46,997		CA, Inc	1,017,955
19,015		Computer Sciences Corp	598,212
7,342	*	Compuware Corp	62,040
3,912		DST Systems, Inc	196,343
64,338	*	eBay, Inc	2,047,879
32,245		Fidelity National Information Services, Inc	844,174
11,619	*	First American Corp	141,403
3,426	*	Fiserv, Inc	201,689
3,385	*	Genpact Ltd	54,668
9,496	*	IAC/InterActiveCorp	387,722
16,723	*	Monster Worldwide, Inc	154,353
3,103		Paychex, Inc	90,421
24,782	*	SAIC, Inc	308,040
16,695	*	Synopsys, Inc	447,593
19,508		Total System Services, Inc	388,014
43,534		Visa, Inc (Class A)	4,059,982
160,148	*	Yahoo!, Inc	2,504,714

		TOTAL SOFTWARE & SERVICES	15,178,614

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
12,587	*	Arrow Electronics, Inc	453,761
18,525	*	Avnet, Inc	561,493
6,337		AVX Corp	84,979
60,234	*	Brocade Communications Systems, Inc	263,825

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

676,024		Cisco Systems, Inc	$12,526,725
192,955		Corning, Inc	2,757,328
53,266	*	Dell, Inc	842,135
8,265		Diebold, Inc	266,794
4,584	*	EchoStar Corp (Class A)	120,834
1,000	*,e	Fusion-io, Inc	31,020
10,740		Harris Corp	405,435
244,258		Hewlett-Packard Co	6,499,706
19,813	*	Ingram Micro, Inc (Class A)	354,256
4,693	*	Itron, Inc	172,655
4,122		Jabil Circuit, Inc	84,748
9,860		Lexmark International, Inc (Class A)	312,562
16,517	e	Molex, Inc	407,805
32,116	*	Motorola Mobility Holdings, Inc	1,248,670
37,254		Motorola, Inc	1,747,585
3,990	*	NCR Corp	75,970
2,022	*	QLogic Corp	28,247
29,376	*	SanDisk Corp	1,488,482
5,411	*	Tech Data Corp	266,113
45,767		Tellabs, Inc	198,171
18,221	*	Vishay Intertechnology, Inc	195,876
29,037	*	Western Digital Corp	773,546
172,319		Xerox Corp	1,409,569

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	33,578,290

TELECOMMUNICATION SERVICES - 4.6%
727,909		AT&T, Inc	21,335,012
75,275		CenturyTel, Inc	2,654,197
1,448	*,e	Clearwire Corp (Class A)	2,780
123,982		Frontier Communications Corp	776,127
15,135	*	Level 3 Communications, Inc	403,953
2,556	*	NII Holdings, Inc (Class B)	60,143
367,814	*	Sprint Nextel Corp	945,282
11,527		Telephone & Data Systems, Inc	267,196
2,638	*	tw telecom inc (Class A)	48,803
1,831	*	US Cellular Corp	73,002
269,159		Verizon Communications, Inc	9,953,500
28,623		Windstream Corp	348,342

		TOTAL TELECOMMUNICATION SERVICES	36,868,337

TRANSPORTATION - 1.7%
4,899		Alexander & Baldwin, Inc	203,357
19,398	*,e	AMR Corp	51,017
6,466		Con-Way, Inc	190,553
847		Copa Holdings S.A. (Class A)	58,502
41,008	*	Delta Air Lines, Inc	349,388
36,619		FedEx Corp	2,996,533
3,294	*	Kansas City Southern Industries, Inc	208,082
1,870	*	Kirby Corp	115,080
43,436		Norfolk Southern Corp	3,213,830
6,108		Ryder System, Inc	311,142
80,980		Southwest Airlines Co	692,379

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,788	*	UAL Corp	$111,824
50,607		Union Pacific Corp	5,038,938
1,210		UTI Worldwide, Inc	17,678

		TOTAL TRANSPORTATION	13,558,303

UTILITIES - 7.5%
80,751	*	AES Corp	906,026
9,587		AGL Resources, Inc	402,079
13,690		Alliant Energy Corp	558,278
29,610		Ameren Corp	943,967
59,256		American Electric Power Co, Inc	2,327,576
22,109		American Water Works Co, Inc	674,988
15,155		Aqua America, Inc	336,289
10,827		Atmos Energy Corp	371,583
42,429	*	Calpine Corp	643,648
52,089		Centerpoint Energy, Inc	1,085,535
30,969		CMS Energy Corp	644,775
36,007		Consolidated Edison, Inc	2,083,725
22,856		Constellation Energy Group, Inc	907,383
70,816		Dominion Resources, Inc	3,653,396
14,318		DPL, Inc	434,551
20,892		DTE Energy Co	1,088,682
163,685		Duke Energy Corp	3,342,448
40,043		Edison International	1,625,746
21,928		Entergy Corp	1,516,760
81,499		Exelon Corp	3,617,740
51,420		FirstEnergy Corp	2,311,843
16,711		Great Plains Energy, Inc	346,586
11,825		Hawaiian Electric Industries, Inc	299,527
9,711		Integrys Energy Group, Inc	513,809
23,485		MDU Resources Group, Inc	484,026
8,862		National Fuel Gas Co	543,152
51,882		NextEra Energy, Inc	2,926,145
34,406		NiSource, Inc	760,029
21,779		Northeast Utilities	752,900
29,806	*	NRG Energy, Inc	638,445
12,707		NSTAR	572,959
28,706		NV Energy, Inc	460,444
12,240		OGE Energy Corp	633,298
12,175		Oneok, Inc	925,909
27,322		Pepco Holdings, Inc	540,976
48,989		PG&E Corp	2,101,627
13,365		Pinnacle West Capital Corp	609,177
70,976		PPL Corp	2,084,565
36,245		Progress Energy, Inc	1,888,365
62,244		Public Service Enterprise Group, Inc	2,097,622
21,486		Questar Corp	414,035
96,369	*	RRI Energy, Inc	293,925
14,113		SCANA Corp	596,698
29,697		Sempra Energy	1,595,620
104,683		Southern Co	4,522,305
25,872		TECO Energy, Inc	480,443

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,087		UGI Corp	$403,874
10,089		Vectren Corp	286,326
14,136		Westar Energy, Inc	385,347
28,725		Wisconsin Energy Corp	931,552
59,522		Xcel Energy, Inc	1,538,644

		TOTAL UTILITIES	60,105,348

		TOTAL COMMON STOCKS	795,265,903

		(Cost $863,042,517)

SHORT-TERM INVESTMENTS - 1.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
9,001,671	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	9,001,671

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,001,671

		TOTAL SHORT-TERM INVESTMENTS	9,001,671

		(Cost $9,001,671)

		TOTAL INVESTMENTS - 100.9%	804,267,574
		(Cost $872,044,188)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(6,868,786)

		NET ASSETS - 100.0%	$797,398,788

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
16,056	*	American Axle & Manufacturing Holdings, Inc	$155,583
3,504	*,e	Amerigon, Inc (Class A)	53,751
14,176		Autoliv, Inc	818,948
17,712	*	BorgWarner, Inc	1,354,790
9,747		Cooper Tire & Rubber Co	139,675
24,153	*	Dana Holding Corp	341,523
2,524	*	Dorman Products, Inc	96,190
2,768		Drew Industries, Inc	66,515
16,225	*	Exide Technologies	73,013
2,634	*	Federal Mogul Corp (Class A)	44,409
612,919	*	Ford Motor Co	7,158,895
2,590	*	Fuel Systems Solutions, Inc	60,451
126,377	*	General Motors Co	3,266,845
23,092		Gentex Corp	695,531
41,667	*	Goodyear Tire & Rubber Co	598,338
38,312		Harley-Davidson, Inc	1,490,337
111,583		Johnson Controls, Inc	3,674,427
17,430		Lear Corp	817,641
6,767	*	Modine Manufacturing Co	71,527
1,830	*	Motorcar Parts of America, Inc	18,154
5,413		Spartan Motors, Inc	26,524
3,082		Standard Motor Products, Inc	47,925
4,086	*	Stoneridge, Inc	32,157
4,783		Superior Industries International, Inc	87,481
9,447	*	Tenneco, Inc	309,106
9,157	*,e	Tesla Motors, Inc	268,941
6,857	e	Thor Industries, Inc	181,299
2,020	*	Tower International, Inc	24,866
16,699	*	TRW Automotive Holdings Corp	703,028
8,456	*	Visteon Corp	470,323
4,173	*,e	Winnebago Industries, Inc	33,968

		TOTAL AUTOMOBILES & COMPONENTS	23,182,161

BANKS - 2.9%
2,315		1st Source Corp	55,653
3,130	*	1st United Bancorp, Inc	16,213
551		Alliance Financial Corp	16,965
2,640	*	Ameris Bancorp	26,532
726	e	Ames National Corp	13,373
1,800	*	Apollo Residential Mortgage	29,358
2,069	e	Arrow Financial Corp	48,290
26,897		Associated Banc-Corp	299,902
13,440		Astoria Financial Corp	111,552
1,553		Bancfirst Corp	60,101

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	$60,726
494	e	Bancorp Rhode Island, Inc	21,538
12,849	e	Bancorpsouth, Inc	125,535
6,487		Bank Mutual Corp	21,602
7,946		Bank of Hawaii Corp	335,560
891	e	Bank of Kentucky Financial Corp	19,246
655		Bank of Marin Bancorp	23,213
4,646		Bank of the Ozarks, Inc	115,546
2,457		BankFinancial Corp	19,656
7,153		BankUnited	155,864
2,518		Banner Corp	44,241
113,339		BB&T Corp	2,645,331
5,221	*	Beneficial Mutual Bancorp, Inc	42,864
4,237		Berkshire Hills Bancorp, Inc	84,825
1,024	*	BofI Holding, Inc	15,667
4,958		BOK Financial Corp	258,907
10,344		Boston Private Financial Holdings, Inc	78,408
1,513		Bridge Bancorp, Inc	29,125
1,451	*	Bridge Capital Holdings	16,005
8,703		Brookline Bancorp, Inc	72,757
1,682		Bryn Mawr Bank Corp	30,882
926		Camden National Corp	27,484
1,780	*	Cape Bancorp, Inc	13,528
1,241	e	Capital City Bank Group, Inc	12,646
55,140		CapitalSource, Inc	350,690
29,268		Capitol Federal Financial	324,582
4,527		Cardinal Financial Corp	48,620
12,117		Cathay General Bancorp	169,517
1,971		Center Bancorp, Inc	18,291
5,058	*	Center Financial	33,231
4,542		Centerstate Banks of Florida, Inc	25,799
2,336	*	Central Pacific Financial Corp	28,476
488		Century Bancorp, Inc	13,210
1,161	e	Charter Financial Corp	10,879
4,212		Chemical Financial Corp	84,788
32,730	*	CIT Group, Inc	1,140,641
1,474		Citizens & Northern Corp	24,424
3,923	e	City Holding Co	128,910
7,563		City National Corp	320,822
988		Clifton Savings Bancorp, Inc	10,058
1,130		CNB Financial Corp	16,182
5,107		CoBiz, Inc	27,067
5,841		Columbia Banking System, Inc	111,388
34,147		Comerica, Inc	872,456
12,183		Commerce Bancshares, Inc	472,700
7,116		Community Bank System, Inc	181,885
3,608		Community Trust Bancorp, Inc	102,215
9,098		Cullen/Frost Bankers, Inc	446,166
13,798	e	CVB Financial Corp	133,979
5,261		Dime Community Bancshares	62,711
46,375	*	Doral Financial Corp	55,650
2,332	*,e	Eagle Bancorp, Inc	32,345

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,436		East West Bancorp, Inc	$495,239
1,116	*,e	Encore Bancshares, Inc	13,124
920	e	Enterprise Bancorp, Inc	13,248
2,133		Enterprise Financial Services Corp	32,912
1,420	e	ESB Financial Corp	19,667
3,464		ESSA Bancorp, Inc	38,243
1,352		Federal Agricultural Mortgage Corp (Class C)	27,283
149,561		Fifth Third Bancorp	1,796,227
1,693		Financial Institutions, Inc	27,731
1,953		First Bancorp (NC)	24,764
1,005	e	First Bancorp, Inc	14,462
11,715		First Busey Corp	59,747
901		First Citizens Bancshares, Inc (Class A)	146,908
15,748		First Commonwealth Financial Corp	72,598
2,221		First Community Bancshares, Inc	26,674
2,900	*,e	First Connecticut Bancorp	34,104
1,559	*	First Defiance Financial Corp	22,153
11,112		First Financial Bancorp	182,237
6,727	e	First Financial Bankshares, Inc	213,650
1,508		First Financial Corp	49,553
2,372	e	First Financial Holdings, Inc	17,671
40,677		First Horizon National Corp	284,332
1,747		First Interstate Bancsystem, Inc	22,082
3,771		First Merchants Corp	30,394
11,137		First Midwest Bancorp, Inc	100,344
51,410		First Niagara Financial Group, Inc	472,458
1,920		First of Long Island Corp	49,056
1,261		First Pactrust Bancorp, Inc	15,863
11,373	*	First Republic Bank	315,032
16,815		FirstMerit Corp	235,578
30,372	*	Flagstar Bancorp, Inc	23,690
4,131		Flushing Financial Corp	50,646
19,537		FNB Corp	197,128
2,299		Fox Chase Bancorp, Inc	29,105
2,107	*	Franklin Financial Corp	23,577
30,262		Fulton Financial Corp	285,673
1,498	e	German American Bancorp, Inc	26,020
11,992		Glacier Bancorp, Inc	136,109
1,402		Great Southern Bancorp, Inc	27,886
1,566	*,e	Hampton Roads Bankshares, Inc	6,875
13,186		Hancock Holding Co	399,536
22,781	*,e	Hanmi Financial Corp	22,781
1,473		Heartland Financial USA, Inc	23,023
3,078	*	Heritage Commerce Corp	14,867
2,420		Heritage Financial Corp	30,516
4,046		Home Bancshares, Inc	94,879
2,273		Home Federal Bancorp, Inc	22,844
77,938		Hudson City Bancorp, Inc	487,113
1,832		Hudson Valley Holding Corp	39,791
135,904		Huntington Bancshares, Inc	703,983
5,272		IBERIABANK Corp	272,668
4,666	e	Independent Bank Corp	120,943

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,140		International Bancshares Corp	$147,497
9,893	*	Investors Bancorp, Inc	137,315
2,959		Kearny Financial Corp	28,791
150,927		Keycorp	1,065,545
2,932		Lakeland Bancorp, Inc	27,238
2,273		Lakeland Financial Corp	54,302
20,932		M&T Bank Corp	1,593,135
4,715		MainSource Financial Group, Inc	44,227
8,373		MB Financial, Inc	138,741
641		Merchants Bancshares, Inc	18,249
1,281	*	Meridian Interstate Bancorp, Inc	16,691
31,180	*	MGIC Investment Corp	82,939
602	e	Midsouth Bancorp, Inc	8,265
4,732	*	Nara Bancorp, Inc	40,127
945	e	National Bankshares, Inc	26,413
18,273		National Penn Bancshares, Inc	142,529
5,959		NBT Bancorp, Inc	128,238
71,139		New York Community Bancorp, Inc	946,860
3,079	e	Northfield Bancorp, Inc	42,521
18,131		Northwest Bancshares, Inc	226,094
1,978		OceanFirst Financial Corp	25,793
11,444	*	Ocwen Financial Corp	165,938
16,375		Old National Bancorp	189,459
1,600	*,e	OmniAmerican Bancorp, Inc	23,600
7,114		Oriental Financial Group, Inc	75,337
8,325		Oritani Financial Corp	107,892
1,120	e	Orrstown Financial Services, Inc	10,259
2,090	*,e	Pacific Capital Bancorp	54,110
2,647		Pacific Continental Corp	22,949
4,339		PacWest Bancorp	76,540
3,394	e	Park National Corp	202,656
4,529	*	Park Sterling Bank	17,437
502		Penns Woods Bancorp, Inc	18,438
1,923	*	Pennsylvania Commerce Bancorp, Inc	15,903
1,601		Peoples Bancorp, Inc	21,181
64,054		People’s United Financial, Inc	816,689
4,700	*	Pinnacle Financial Partners, Inc	70,547
37,642	*,e	PMI Group, Inc	11,744
86,197		PNC Financial Services Group, Inc	4,629,640
170,789	*	Popular, Inc	317,668
9,252		PrivateBancorp, Inc	100,847
7,437		Prosperity Bancshares, Inc	286,250
9,314		Provident Financial Services, Inc	120,616
7,032		Provident New York Bancorp	48,872
22,616	e	Radian Group, Inc	53,148
211,233		Regions Financial Corp	830,146
3,935		Renasant Corp	56,743
1,611		Republic Bancorp, Inc (Class A)	32,768
4,625		Rockville Financial, Inc	46,481
2,561		Roma Financial Corp	24,765
6,090	e	S&T Bancorp, Inc	113,700
2,198	e	S.Y. Bancorp, Inc	45,235

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,365		Sandy Spring Bancorp, Inc	$57,239
1,859		SCBT Financial Corp	54,896
11,249	*	Seacoast Banking Corp of Florida	16,761
1,188		Sierra Bancorp	12,997
8,003	*	Signature Bank	446,167
3,237		Simmons First National Corp (Class A)	84,033
2,022		Southside Bancshares, Inc	41,593
3,920		Southwest Bancorp, Inc	18,424
1,608		State Bancorp, Inc	19,023
4,935	*	State Bank & Trust Co	71,261
2,717		StellarOne Corp	32,577
3,792		Sterling Bancorp	31,284
4,165	*	Sterling Financial Corp	62,517
1,369		Suffolk Bancorp	11,650
5,891	*,e	Sun Bancorp, Inc	17,496
87,149		SunTrust Banks, Inc	1,719,449
26,044		Susquehanna Bancshares, Inc	189,079
7,138	*	SVB Financial Group	327,920
121,749	e	Synovus Financial Corp	182,624
1,388	*,e	Taylor Capital Group, Inc	12,895
25,026		TCF Financial Corp	266,277
2,926		Territorial Bancorp, Inc	57,496
5,785	*	Texas Capital Bancshares, Inc	161,980
13,975	*	TFS Financial Corp	128,710
4,383	*	The Bancorp, Inc	35,239
2,461	e	Tompkins Trustco, Inc	97,037
1,615		Tower Bancorp, Inc	41,538
3,266	e	TowneBank	40,694
1,517		Trico Bancshares	22,497
19,257		Trustco Bank Corp NY	95,515
9,986		Trustmark Corp	221,090
5,205		UMB Financial Corp	191,908
17,796		Umpqua Holdings Corp	203,764
4,373		Union Bankshares Corp	56,062
7,830	e	United Bankshares, Inc	185,884
4,733	*,e	United Community Banks, Inc	34,977
3,593		United Financial Bancorp, Inc	57,991
2,358		Univest Corp of Pennsylvania	35,865
319,017		US Bancorp	8,163,644
27,869	e	Valley National Bancorp	334,428
5,301		ViewPoint Financial Group	68,224
2,698	*	Virginia Commerce Bancorp	17,159
1,600	*	Walker & Dunlop, Inc	20,320
2,229		Washington Banking Co	26,347
17,221		Washington Federal, Inc	235,067
1,942		Washington Trust Bancorp, Inc	45,598
11,185		Webster Financial Corp	219,673
808,764		Wells Fargo & Co	20,955,074
3,315		WesBanco, Inc	65,836
1,895		West Bancorporation, Inc	18,647
2,650	*,e	West Coast Bancorp	39,565
5,627	e	Westamerica Bancorporation	252,202

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,831	*	Western Alliance Bancorp	$70,402
4,835		Westfield Financial, Inc	34,377
8,933	*	Wilshire Bancorp, Inc	30,551
5,252		Wintrust Financial Corp	151,678
1,071		WSFS Financial Corp	42,572
30,999		Zions Bancorporation	538,143

		TOTAL BANKS	68,312,748

CAPITAL GOODS - 8.2%
6,732	*,e	3D Systems Corp	109,530
117,526		3M Co	9,286,905
6,763		A.O. Smith Corp	251,313
20,427	*,e	A123 Systems, Inc	70,065
3,708	e	Aaon, Inc	78,498
7,396		AAR Corp	147,402
3,223	*	Accuride Corp	20,369
2,783		Aceto Corp	17,644
12,705	*,e	Active Power, Inc	11,581
11,457		Actuant Corp (Class A)	257,783
7,404		Acuity Brands, Inc	342,805
19,202	*	Aecom Technology Corp	401,706
6,397	*	Aegion Corp	94,612
3,085	*	Aerovironment, Inc	101,898
15,214	*	AGCO Corp	666,830
5,401	*,e	Air Lease Corp	120,604
8,929		Aircastle Ltd	108,309
699		Alamo Group, Inc	16,671
4,032		Albany International Corp (Class A)	91,083
6,036		Alliant Techsystems, Inc	350,571
3,779	*	Altra Holdings, Inc	55,551
2,530	*	Ameresco, Inc	27,805
1,410	*	American Railcar Industries, Inc	31,105
1,757		American Science & Engineering, Inc	119,511
9,709	*,e	American Superconductor Corp	42,331
1,400		American Woodmark Corp	23,814
26,664		Ametek, Inc	1,053,761
1,129		Ampco-Pittsburgh Corp	23,698
4,356		Apogee Enterprises, Inc	47,568
7,661		Applied Industrial Technologies, Inc	257,563
954		Argan, Inc	12,974
3,903		Armstrong World Industries, Inc	166,229
12,795	*	ArvinMeritor, Inc	121,808
3,788	*	Astec Industries, Inc	125,951
1,930	*	Astronics Corp	58,672
1,818		AZZ, Inc	81,192
18,048	*	Babcock & Wilcox Co	396,876
2,656	e	Badger Meter, Inc	86,957
9,479		Barnes Group, Inc	220,576
15,473	*	BE Aerospace, Inc	583,796
7,263	*	Beacon Roofing Supply, Inc	133,857
7,302		Belden CDT, Inc	235,709
1,739	*	Berliner Communications, Inc	8,121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,367	*	Blount International, Inc	$145,470
122,178		Boeing Co	8,038,090
7,394		Brady Corp (Class A)	227,144
7,221		Briggs & Stratton Corp	105,427
24,260	*,e	Broadwind Energy, Inc	9,959
10,284	*,e	Builders FirstSource, Inc	16,763
2,272	*	CAI International, Inc	35,466
60,193	*,e	Capstone Turbine Corp	65,610
9,270		Carlisle Cos, Inc	386,744
1,450		Cascade Corp	62,495
106,685		Caterpillar, Inc	10,077,464
3,843	*	Ceradyne, Inc	128,587
5,154	*	Chart Industries, Inc	291,253
16,330		Chicago Bridge & Iron Co NV	597,351
2,564		CIRCOR International, Inc	89,278
8,803		Clarcor, Inc	426,769
4,073	*	CNH Global NV	151,434
1,308	*	Coleman Cable, Inc	13,302
3,758	*,e	Colfax Corp	94,927
2,703	*	Columbus McKinnon Corp	40,518
5,378		Comfort Systems USA, Inc	59,158
3,782	*	Commercial Vehicle Group, Inc	41,715
26,682		Cooper Industries plc	1,399,738
8,086		Crane Co	356,673
2,081		Cubic Corp	98,057
31,959		Cummins, Inc	3,177,683
7,336		Curtiss-Wright Corp	240,474
90,285		Danaher Corp	4,365,280
69,175		Deere & Co	5,250,382
6,894	*	DigitalGlobe, Inc	140,638
12,505		Donaldson Co, Inc	800,945
2,851		Douglas Dynamics, Inc	42,822
30,418		Dover Corp	1,689,112
1,267		Ducommun, Inc	18,080
1,235	*	DXP Enterprises, Inc	30,850
5,653	*	Dycom Industries, Inc	109,838
1,779		Dynamic Materials Corp	38,604
56,176		Eaton Corp	2,517,808
11,618		EMCOR Group, Inc	291,263
124,383		Emerson Electric Co	5,985,309
3,680	e	Encore Wire Corp	97,814
9,284	*,e	Energy Recovery, Inc	28,502
9,473	*	EnerSys	213,427
3,687	*	EnPro Industries, Inc	126,980
4,102		ESCO Technologies, Inc	125,398
2,708	*,e	Essex Rental Corp	7,718
5,039	*	Esterline Technologies Corp	281,680
48,134	e	Fastenal Co	1,833,425
8,728		Federal Signal Corp	41,196
9,555	*	Flow International Corp	24,747
8,901		Flowserve Corp	825,034

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,442		Fluor Corp	$1,616,927
20,446	*	Force Protection, Inc	75,241
24,994	*	Fortune Brands Home & Security, Inc	363,163
3,447		Franklin Electric Co, Inc	158,286
1,928	*	Freightcar America, Inc	36,536
27,020	*,e	FuelCell Energy, Inc	28,911
6,127	*	Furmanite Corp	40,867
8,335		Gardner Denver, Inc	644,546
8,001		GATX Corp	303,878
11,146	*,e	GenCorp, Inc	54,170
3,809	*	Generac Holdings, Inc	87,074
8,065	*	General Cable Corp	226,143
54,830		General Dynamics Corp	3,519,538
1,748,952		General Electric Co	29,224,988
3,622	*	GeoEye, Inc	121,591
6,174	*	Gibraltar Industries, Inc	68,902
2,472	*,e	Global Power Equipment Group, Inc	65,533
20,379		Goodrich Corp	2,499,077
2,538		Gorman-Rupp Co	68,196
9,274		Graco, Inc	398,226
22,370	*	GrafTech International Ltd	351,433
1,415		Graham Corp	32,602
5,964		Granite Construction, Inc	134,190
8,220		Great Lakes Dredge & Dock Corp	42,333
4,615	*	Greenbrier Cos, Inc	85,885
7,311	*	Griffon Corp	69,235
3,805	*	H&E Equipment Services, Inc	41,741
12,806		Harsco Corp	295,178
7,222	e	Heico Corp	411,798
16,534	*	Hexcel Corp	408,555
129,304		Honeywell International, Inc	6,775,529
2,360		Houston Wire & Cable Co	30,137
10,072		Hubbell, Inc (Class B)	602,205
9,034	*	Huntington Ingalls	266,503
968	*	Hurco Cos, Inc	25,284
12,921		IDEX Corp	458,049
8,026	*	II-VI, Inc	152,574
72,519		Illinois Tool Works, Inc	3,526,598
54,478		Ingersoll-Rand plc	1,695,900
2,184		Insteel Industries, Inc	22,517
4,656	*	Interline Brands, Inc	69,374
29,872		ITT Industries, Inc	1,362,163
20,722	*	Jacobs Engineering Group, Inc	804,013
3,951		John Bean Technologies Corp	63,769
17,279		Joy Global, Inc	1,506,729
1,926	*	Kadant, Inc	41,698
4,068		Kaman Corp	135,261
5,034		Kaydon Corp	158,370
23,577		KBR, Inc	658,034
12,633		Kennametal, Inc	491,297
2,915	*	KEYW Holding Corp	24,486
4,990	*	Kratos Defense & Security Solutions, Inc	31,587

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,487		L-3 Communications Holdings, Inc	$1,185,269
427		Lawson Products, Inc	7,118
3,026	*	Layne Christensen Co	76,225
1,707		LB Foster Co (Class A)	43,529
8,825		Lennox International, Inc	284,077
14,148		Lincoln Electric Holdings, Inc	514,987
1,970		Lindsay Manufacturing Co	114,457
1,159	*	LMI Aerospace, Inc	23,307
46,850		Lockheed Martin Corp	3,555,915
2,512		LSI Industries, Inc	16,906
2,362	*	Lydall, Inc	25,888
24,395		Manitowoc Co, Inc	270,297
58,819		Masco Corp	564,662
10,339	*	Mastec, Inc	223,529
1,685		Met-Pro Corp	15,182
1,222	*	Michael Baker Corp	25,149
3,339	*	Middleby Corp	281,411
1,877		Miller Industries, Inc	38,366
7,000	*	Moog, Inc (Class A)	271,110
7,058		MSC Industrial Direct Co (Class A)	480,015
5,630		Mueller Industries, Inc	227,734
40,545		Mueller Water Products, Inc (Class A)	111,499
2,652	*	MYR Group, Inc	51,157
809		Nacco Industries, Inc (Class A)	66,419
1,153	e	National Presto Industries, Inc	110,112
11,652	*	Navistar International Corp	490,200
2,590	*	NCI Building Systems, Inc	23,595
1,374	*	NN, Inc	12,146
10,274		Nordson Corp	476,405
45,405		Northrop Grumman Corp	2,622,139
1,232	*	Northwest Pipe Co	32,857
9,245	*	Orbital Sciences Corp	142,928
4,264	*	Orion Marine Group, Inc	28,953
14,812	*	Oshkosh Truck Corp	308,978
21,253	*	Owens Corning, Inc	603,159
60,086		Paccar, Inc	2,598,119
18,955		Pall Corp	969,927
25,788		Parker Hannifin Corp	2,103,011
16,468		Pentair, Inc	592,025
6,820	*	Perini Corp	99,095
1,814	*	Pike Electric Corp	13,805
2,730	*	PMFG, Inc	55,829
6,630	*	Polypore International, Inc	347,744
1,254	*	Powell Industries, Inc	42,147
2,764	*,e	PowerSecure International, Inc	11,747
23,449		Precision Castparts Corp	3,825,703
352		Preformed Line Products Co	22,651
7,136		Primoris Services Corp	92,911
5,396		Quanex Building Products Corp	79,591
35,283	*	Quanta Services, Inc	737,062
2,783		Raven Industries, Inc	167,008
58,821		Raytheon Co	2,599,300

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,598	*	RBC Bearings, Inc	$145,719
6,541		Regal-Beloit Corp	347,523
6,464		Robbins & Myers, Inc	288,876
23,593		Rockwell Automation, Inc	1,596,065
25,396		Rockwell Collins, Inc	1,417,859
15,926		Roper Industries, Inc	1,291,599
10,442	*,e	RSC Holdings, Inc	101,914
4,701	*	Rush Enterprises, Inc (Class A)	90,729
32,704	*,e	SatCon Technology Corp	34,666
2,238	*	Sauer-Danfoss, Inc	86,655
48		Seaboard Corp	105,504
1,600		SeaCube Container Leasing Ltd	22,240
12,837	*	Shaw Group, Inc	298,589
6,448		Simpson Manufacturing Co, Inc	197,696
9,553		Snap-On, Inc	512,710
18,280	*	Spirit Aerosystems Holdings, Inc (Class A)	312,040
8,613		SPX Corp	470,356
2,397		Standex International Corp	92,548
27,623		Stanley Works	1,763,729
1,897	*	Sterling Construction Co, Inc	23,618
2,842		Sun Hydraulics Corp	81,736
3,115	e	TAL International Group, Inc	86,690
7,871	*	Taser International, Inc	39,119
3,029	*	Tecumseh Products Co (Class A)	19,264
6,410	*	Teledyne Technologies, Inc	349,153
2,972		Tennant Co	114,987
20,208	*,e	Terex Corp	336,261
1,748		Textainer Group Holdings Ltd	47,983
45,872		Textron, Inc	890,834
1,568	*	Thermon Group Holdings	24,900
8,009	*	Thomas & Betts Corp	397,967
13,770		Timken Co	579,992
7,427	e	Titan International, Inc	167,108
2,396	*	Titan Machinery, Inc	55,899
5,444		Toro Co	294,194
8,287	*	TransDigm Group, Inc	778,315
3,421		Tredegar Corp	66,265
2,412	*,e	Trex Co, Inc	44,574
3,986	*	Trimas Corp	77,687
12,417		Trinity Industries, Inc	338,612
6,008		Triumph Group, Inc	349,065
1,434	e	Twin Disc, Inc	55,783
77,648		Tyco International Ltd	3,536,866
11,924	*,e	United Rentals, Inc	279,141
151,236		United Technologies Corp	11,793,382
3,031		Universal Forest Products, Inc	85,080
13,032	*	URS Corp	465,242
15,254	*,e	USG Corp	141,252
9,491	*,e	Valence Technology, Inc	9,102
3,510		Valmont Industries, Inc	300,983
2,758		Vicor Corp	25,236
9,379		W.W. Grainger, Inc	1,606,716

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,511	*	Wabash National Corp	$79,426
10,397	*	WABCO Holdings, Inc	522,033
4,376	e	Watsco, Inc	269,824
4,424		Watts Water Technologies, Inc (Class A)	139,312
6,905	*	WESCO International, Inc	334,616
8,027		Westinghouse Air Brake Technologies Corp	539,254
9,483		Woodward Governor Co	321,284
1,643	*	Xerium Technologies, Inc	17,021

		TOTAL CAPITAL GOODS	190,648,973

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
7,829		ABM Industries, Inc	158,302
6,873	*	Acacia Research (Acacia Technologies)	273,820
8,113	*	ACCO Brands Corp	55,736
3,568		Administaff, Inc	91,983
3,061	*	Advisory Board Co	187,486
2,474		American Ecology Corp	44,680
16,778	*	American Reprographics Co	66,944
1,554	*	AT Cross Co	18,897
16,514		Avery Dennison Corp	439,272
1,044		Barrett Business Services, Inc	16,568
7,230		Brink’s Co	200,922
3,487	*	Casella Waste Systems, Inc (Class A)	21,898
6,078	*,e	CBIZ, Inc	38,474
1,246		CDI Corp	16,360
7,593	*	Cenveo, Inc	28,474
20,687		Cintas Corp	618,334
7,992	*	Clean Harbors, Inc	465,694
1,380	*	Consolidated Graphics, Inc	62,873
13,239	*,e	Coolbrands International, Inc	57,722
10,043	*	Copart, Inc	437,373
5,323		Corporate Executive Board Co	194,769
18,621	*	Corrections Corp of America	413,945
3,888	*	CoStar Group, Inc	239,229
1,056		Courier Corp	9,177
19,040		Covanta Holding Corp	279,126
1,484	*	CRA International, Inc	28,671
7,246		Deluxe Corp	171,151
4,166	*	Dolan Media Co	36,453
8,174		Dun & Bradstreet Corp	546,514
16,459	*	EnergySolutions, Inc	62,050
3,616	*,e	EnerNOC, Inc	32,074
3,522		Ennis, Inc	51,527
19,936		Equifax, Inc	700,749
2,271	*	Exponent, Inc	109,417
1,588	*	Franklin Covey Co	15,308
6,802	*	FTI Consulting, Inc	268,067
2,934	*	Fuel Tech, Inc	16,254
2,807		G & K Services, Inc (Class A)	85,221
11,717	*	Geo Group, Inc	213,601
2,050	*	GP Strategies Corp	24,231
10,309		Healthcare Services Group	178,861

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,376		Heidrick & Struggles International, Inc	$46,997
666	*	Heritage-Crystal Clean, Inc	10,616
8,949		Herman Miller, Inc	184,797
4,769	*,e	Higher One Holdings, Inc	84,125
2,635	*	Hill International, Inc	14,756
8,781	e	HNI Corp	211,183
4,422	*	Hudson Highland Group, Inc	20,474
3,459	*	Huron Consulting Group, Inc	124,559
3,048	*	ICF International, Inc	71,262
23,165	*	ICO Global Communications Holdings Ltd	57,449
8,108	*	IHS, Inc (Class A)	680,990
4,020	*,e	Innerworkings, Inc	36,381
7,501		Interface, Inc (Class A)	97,813
1,412	e	Intersections, Inc	23,849
29,266		Iron Mountain, Inc	905,197
5,179	*	KAR Auction Services, Inc	71,211
3,659		Kelly Services, Inc (Class A)	59,825
5,286	*	Kforce, Inc	67,449
7,420		Kimball International, Inc (Class B)	41,775
7,844		Knoll, Inc	119,621
7,281	*	Korn/Ferry International	116,278
1,528	*	M&F Worldwide Corp	37,833
14,005		Manpower, Inc	604,176
3,521		McGrath RentCorp	94,081
6,857	*	Metalico, Inc	30,994
4,242		Mine Safety Appliances Co	142,319
3,870	*	Mistras Group, Inc	84,366
6,390	*	Mobile Mini, Inc	115,915
2,313		Multi-Color Corp	61,318
7,981	*	Navigant Consulting, Inc	90,425
13,940	*	Nielsen Holdings NV	409,139
10,156	*,e	Odyssey Marine Exploration, Inc	28,945
5,639	*	On Assignment, Inc	60,845
30,768	e	Pitney Bowes, Inc	627,052
4,472	e	Quad	88,188
33,528		R.R. Donnelley & Sons Co	546,506
52,391		Republic Services, Inc	1,491,048
6,707		Resources Connection, Inc	74,381
24,564		Robert Half International, Inc	649,227
11,557		Rollins, Inc	251,711
1,496	*	RPX Corp	23,278
2,124		Schawk, Inc (Class A)	28,653
2,432	*	School Specialty, Inc	18,605
2,221	*	Standard Parking Corp	39,067
13,483		Steelcase, Inc (Class A)	99,909
14,386	*	Stericycle, Inc	1,202,382
6,413	*	SYKES Enterprises, Inc	102,159
2,665	*	Team, Inc	66,652
11,776	*	Tetra Tech, Inc	257,070
1,981	*	TMS International Corp	17,017
9,546		Towers Watson & Co	627,172
2,740	*	TRC Cos, Inc	11,974

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,988	*	TrueBlue, Inc	$79,161
2,195		Unifirst Corp	114,908
7,246		United Stationers, Inc	230,495
19,497	*	Verisk Analytics, Inc	685,319
3,326		Viad Corp	69,613
612		VSE Corp	14,884
18,781		Waste Connections, Inc	639,493
78,385		Waste Management, Inc	2,581,218
2,572	*	WCA Waste Corp	12,243

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,434,555

CONSUMER DURABLES & APPAREL - 1.4%
5,558	e	American Greetings Corp (Class A)	88,984
4,122	*	Arctic Cat, Inc	83,718
9,719	*	Ascena Retail Group, Inc	280,879
26,395	*,e	Beazer Homes USA, Inc	56,749
694		Blyth, Inc	38,746
14,158		Brunswick Corp	250,030
10,095		Callaway Golf Co	58,652
7,593	*	Carter’s, Inc	289,217
1,064	*	Cavco Industries, Inc	47,912
2,546	e	Cherokee, Inc	33,454
2,187	*	Clarus Corp	18,874
47,932		Coach, Inc	3,118,935
1,862	e	Columbia Sportswear Co	100,064
15,328	*	CROCS, Inc	270,846
1,272		CSS Industries, Inc	26,814
6,259	*	Deckers Outdoor Corp	721,287
792	*	Delta Apparel, Inc	14,264
45,263		DR Horton, Inc	503,777
45,118	*,e	Eastman Kodak Co	50,081
3,692	e	Ethan Allen Interiors, Inc	73,102
8,553	*	Fossil, Inc	886,604
10,025	*	Furniture Brands International, Inc	19,148
18,012	e	Garmin Ltd	619,433
2,758	*	G-III Apparel Group Ltd	77,748
16,067	*	Hanesbrands, Inc	423,687
11,574		Harman International Industries, Inc	499,534
20,001		Hasbro, Inc	761,238
5,552	*	Helen of Troy Ltd	160,619
24,146	*,e	Hovnanian Enterprises, Inc (Class A)	34,770
11,241	*	Iconix Brand Group, Inc	201,776
3,728	*,e	iRobot Corp	126,230
6,746		Jakks Pacific, Inc	127,972
14,371		Jarden Corp	460,303
618	*	Johnson Outdoors, Inc	11,489
18,269		Jones Apparel Group, Inc	204,065
12,905	e	KB Home	89,948
951	*	Kenneth Cole Productions, Inc (Class A)	10,233
3,617	*,e	K-Swiss, Inc (Class A)	16,277
7,941	*	La-Z-Boy, Inc	80,681
6,651	*,e	Leapfrog Enterprises, Inc	24,808

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,264		Leggett & Platt, Inc	$487,582
23,971		Lennar Corp (Class A)	396,480
2,263	*	Libbey, Inc	28,650
1,319		Lifetime Brands, Inc	16,131
14,482	*,e	Liz Claiborne, Inc	116,001
3,142	*	M/I Homes, Inc	23,471
3,627	*,e	Maidenform Brands, Inc	89,152
589	*,e	Marine Products Corp	3,257
57,420		Mattel, Inc	1,621,540
5,388	e	MDC Holdings, Inc	120,691
4,243	*	Meritage Homes Corp	75,313
9,121	*	Mohawk Industries, Inc	480,221
2,261		Movado Group, Inc	37,827
45,242		Newell Rubbermaid, Inc	669,581
58,462		Nike, Inc (Class B)	5,632,814
927	*	NVR, Inc	595,829
1,956		Oxford Industries, Inc	77,262
1,911	*	Perry Ellis International, Inc	47,966
9,265		Phillips-Van Heusen Corp	689,409
10,526		Polaris Industries, Inc	666,717
8,612		Pool Corp	251,643
61,433	*	Pulte Homes, Inc	318,223
31,324	*	Quiksilver, Inc	104,935
10,117		Ralph Lauren Corp	1,606,478
1,185		RG Barry Corp	13,165
6,200	e	Ryland Group, Inc	83,700
8,861	*,e	Sealy Corp	13,735
8,254	*	Skechers U.S.A., Inc (Class A)	117,702
1,500	*,e	Skullcandy, Inc	23,625
709		Skyline Corp	4,793
7,308	*	Smith & Wesson Holding Corp	21,632
32,930	*,e	Standard-Pacific Corp	100,107
773	*	Steinway Musical Instruments, Inc	19,480
6,403	*	Steven Madden Ltd	236,271
4,238		Sturm Ruger & Co, Inc	128,496
1,489	*	Summer Infant, Inc	11,644
11,068	*	Tempur-Pedic International, Inc	753,287
24,070	*	Toll Brothers, Inc	419,781
5,107	*	True Religion Apparel, Inc	173,229
10,219		Tupperware Corp	577,782
5,631	*	Under Armour, Inc (Class A)	475,313
3,035	*	Unifi, Inc	23,521
2,402	*	Universal Electronics, Inc	44,653
3,564	*,e	Vera Bradley, Inc	161,449
14,296		VF Corp	1,975,993
6,681	*	Warnaco Group, Inc	328,037
1,327		Weyco Group, Inc	31,450
12,764		Whirlpool Corp	648,539
8,101		Wolverine World Wide, Inc	307,271
6,193	*,e	Zagg, Inc	83,544

		TOTAL CONSUMER DURABLES & APPAREL	31,898,320

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.3%
3,884	*	AFC Enterprises	$53,250
2,077		Ambassadors Group, Inc	10,302
2,642	*,e	American Public Education, Inc	94,610
5,026		Ameristar Casinos, Inc	92,981
19,440	*	Apollo Group, Inc (Class A)	920,485
2,073	*	Archipelago Learning, Inc	21,124
2,004	*	Ascent Media Corp (Series A)	91,162
8,580	*	Bally Technologies, Inc	311,197
2,075	*	Benihana, Inc	20,003
4,524	*	BJ’s Restaurants, Inc	239,455
5,568		Bob Evans Farms, Inc	183,187
15,036	*,e	Boyd Gaming Corp	97,433
3,016	*	Bravo Brio Restaurant Group, Inc	58,601
3,120	*,e	Bridgepoint Education, Inc	67,610
13,118		Brinker International, Inc	300,402
2,836	*	Buffalo Wild Wings, Inc	187,800
2,258	*	Cambium Learning Group, Inc	7,451
2,723	*,e	Capella Education Co	94,788
9,246	*	Career Education Corp	149,138
1,971	*,e	Caribou Coffee Co, Inc	26,904
69,718		Carnival Corp	2,454,771
1,372	*	Carrols Restaurant Group, Inc	12,814
4,673		CBRL Group, Inc	198,088
3,172		CEC Entertainment, Inc	100,299
9,085	*	Cheesecake Factory	254,289
5,127	*	Chipotle Mexican Grill, Inc (Class A)	1,723,287
4,984		Choice Hotels International, Inc	178,377
1,939		Churchill Downs, Inc	93,208
4,822	*,e	Coinstar, Inc	230,202
13,634	*,e	Corinthian Colleges, Inc	26,041
21,942		Darden Restaurants, Inc	1,050,583
16,901	*	Denny’s Corp	60,844
11,674		DeVry, Inc	439,877
2,624	*	DineEquity, Inc	123,223
8,632	*	Domino’s Pizza, Inc	276,483
4,100	*,e	Dunkin Brands Group, Inc	119,351
7,089	*,e	Education Management Corp	140,788
640		Einstein Noah Restaurant Group, Inc	9,421
5,790	*,e	Gaylord Entertainment Co	135,428
4,394	*	Grand Canyon Education, Inc	71,666
50,453		H&R Block, Inc	771,427
12,157		Hillenbrand, Inc	256,634
7,058	*	Hyatt Hotels Corp	262,487
47,154		International Game Technology	829,439
4,521		International Speedway Corp (Class A)	107,871
5,414	*	Interval Leisure Group, Inc	74,767
2,570	*	Isle of Capri Casinos, Inc	13,981
4,638	*,e	ITT Educational Services, Inc	287,370
7,727	*	Jack in the Box, Inc	159,022
9,762	*	Jamba, Inc	16,595
4,087	*,e	K12, Inc	143,249

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,989	*	Krispy Kreme Doughnuts, Inc	$70,522
65,281	*	Las Vegas Sands Corp	3,064,943
6,762	*	Life Time Fitness, Inc	291,645
3,994		Lincoln Educational Services Corp	37,344
2,778	*	Luby’s, Inc	13,418
1,501		Mac-Gray Corp	20,834
2,839		Marcus Corp	33,841
42,675		Marriott International, Inc (Class A)	1,344,263
5,079		Matthews International Corp (Class A)	178,476
4,984	*	McCormick & Schmick’s Seafood Restaurants, Inc	33,393
170,335		McDonald’s Corp	15,815,605
57,919	*	MGM Mirage	667,227
1,611	*	Monarch Casino & Resort, Inc	16,577
5,278	*,e	Morgans Hotel Group Co	34,360
3,462	*	Multimedia Games, Inc	22,884
1,032		National American University Holdings, Inc	7,296
5,024	*,e	O’Charleys, Inc	31,199
15,568	*	Orient-Express Hotels Ltd (Class A)	132,795
4,871	*	Panera Bread Co (Class A)	651,204
3,238	*	Papa John’s International, Inc	109,315
2,580	*,e	Peet’s Coffee & Tea, Inc	164,398
10,666	*	Penn National Gaming, Inc	383,976
3,275	e	PF Chang’s China Bistro, Inc	101,853
9,491	*	Pinnacle Entertainment, Inc	107,438
2,712	*	Red Lion Hotels Corp	18,848
1,938	*	Red Robin Gourmet Burgers, Inc	48,586
10,953		Regis Corp	179,191
21,275		Royal Caribbean Cruises Ltd	632,293
9,952	*	Ruby Tuesday, Inc	83,497
6,345	*	Ruth’s Chris Steak House, Inc	29,948
10,159	*	Scientific Games Corp (Class A)	88,282
37,150		Service Corp International	371,500
7,381	*	Shuffle Master, Inc	78,312
6,636		Six Flags Entertainment Corp	238,232
8,608	*	Sonic Corp	63,785
11,488		Sotheby’s (Class A)	404,607
2,017		Speedway Motorsports, Inc	26,221
123,816		Starbucks Corp	5,242,369
31,367		Starwood Hotels & Resorts Worldwide, Inc	1,571,800
202	*	Steak N Shake Co	69,714
3,076	*	Steiner Leisure Ltd	148,202
11,557		Stewart Enterprises, Inc (Class A)	74,427
2,082		Strayer Education, Inc	177,407
9,786	e	Texas Roadhouse, Inc (Class A)	140,233
3,254	*	Town Sports International Holdings, Inc	28,245
2,873	*	Universal Technical Institute, Inc	41,026
5,451		Vail Resorts, Inc	242,897
4,466	e	Weight Watchers International, Inc	333,253
46,398		Wendy’s	234,774
8,846	*	WMS Industries, Inc	193,816
26,896		Wyndham Worldwide Corp	905,588
12,925		Wynn Resorts Ltd	1,716,440
77,080		Yum! Brands, Inc	4,129,176

		TOTAL CONSUMER SERVICES	54,497,240

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.0%
8,423		Advance America Cash Advance Centers, Inc	$71,006
8,530	*	Affiliated Managers Group, Inc	789,963
59,690	*	American Capital Ltd	463,791
173,835		American Express Co	8,799,528
39,302		Ameriprise Financial, Inc	1,834,617
30,312		Apollo Investment Corp	250,983
34,680		Ares Capital Corp	536,500
4,826	e	Artio Global Investors, Inc	35,326
1,663,277		Bank of America Corp	11,360,182
205,792		Bank of New York Mellon Corp	4,379,254
11,792		BGC Partners, Inc (Class A)	80,775
11,215	e	BlackRock Kelso Capital Corp	95,776
13,938		BlackRock, Inc	2,199,277
22,141	*	Broadpoint Securities Group, Inc	28,340
3,296		Calamos Asset Management, Inc (Class A)	41,167
75,614		Capital One Financial Corp	3,452,535
409		Capital Southwest Corp	35,996
4,707	e	Cash America International, Inc	257,708
9,829		CBOE Holdings, Inc	256,832
172,005		Charles Schwab Corp	2,112,221
477,035		Citigroup, Inc	15,069,537
11,008		CME Group, Inc	3,033,364
2,438	e	Cohen & Steers, Inc	66,240
6,183		Compass Diversified Trust	80,750
17,302	*,e	Cowen Group, Inc	47,061
1,125	*	Credit Acceptance Corp	77,535
1,981	*,e	Deerfield Capital Corp	10,975
388		Diamond Hill Investment Group, Inc	29,209
88,817		Discover Financial Services	2,092,529
6,733	*	Dollar Financial Corp	147,587
4,742		Duff & Phelps Corp	60,176
40,270	*	E*Trade Financial Corp	436,930
20,040	e	Eaton Vance Corp	526,852
2,461	*	Encore Capital Group, Inc	66,668
1,720		Epoch Holding Corp	35,432
3,016		Evercore Partners, Inc (Class A)	82,759
7,254	*	Ezcorp, Inc (Class A)	201,516
7,188	*,e	FBR Capital Markets Corp	14,951
16,116	e	Federated Investors, Inc (Class B)	314,907
10,363	e	Fifth Street Finance Corp	102,179
5,888	*,e	Financial Engines, Inc	133,716
4,848	*	First Cash Financial Services, Inc	201,192
11,052	*	First Marblehead Corp	10,610
23,897		Franklin Resources, Inc	2,548,137
941	e	Friedman Billings Ramsey Group, Inc (Class A)	21,718
3,400		FXCM, Inc	39,100
974		GAMCO Investors, Inc (Class A)	45,875
9,708		GFI Group, Inc	41,939

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,552		Gladstone Capital Corp	$21,028
2,486		Gladstone Investment Corp	18,620
85,696		Goldman Sachs Group, Inc	9,387,997
1,077	e	Golub Capital BDC, Inc	16,715
3,430	*,e	Green Dot Corp	112,058
4,563	e	Greenhill & Co, Inc	172,390
4,791	*,e	Harris & Harris Group, Inc	18,829
6,810		Hercules Technology Growth Capital, Inc	65,921
4,553	*	HFF, Inc (Class A)	50,083
2,600	*	Imperial Holdings, Inc	5,850
5,588		Interactive Brokers Group, Inc (Class A)	85,943
12,088	*	IntercontinentalExchange, Inc	1,569,989
2,126	*	International Assets Holding Corp	51,534
5,158	*	Internet Capital Group, Inc	55,655
75,739		Invesco Ltd	1,520,082
6,512	*	Investment Technology Group, Inc	74,302
145,342	e	iShares Russell 3000 Index Fund	10,781,470
28,255		Janus Capital Group, Inc	185,353
20,912		Jefferies Group, Inc	277,293
1,865		JMP Group, Inc	13,838
655,708		JPMorgan Chase & Co	22,792,411
5,539	e	KBW, Inc	78,432
17,372	*	Knight Capital Group, Inc (Class A)	216,976
3,090		Kohlberg Capital Corp	20,332
29,673	*,e	Ladenburg Thalmann Financial Services, Inc	50,444
18,837		Lazard Ltd (Class A)	515,004
24,049		Legg Mason, Inc	661,348
32,184		Leucadia National Corp	863,497
5,288	*	LPL Investment Holdings, Inc	153,405
3,110		Main Street Capital Corp	54,363
4,368		MarketAxess Holdings, Inc	127,677
1,195	*	Marlin Business Services Corp	14,089
11,852		MCG Capital Corp	54,993
1,650		Medallion Financial Corp	19,635
1,700		Medley Capital Corp	15,827
25,408	*,b,e,m	MF Global Holdings Ltd	6,098
32,311		Moody’s Corp	1,146,717
257,088		Morgan Stanley	4,535,032
19,930	*	MSCI, Inc (Class A)	665,463
5,212		MVC Capital, Inc	67,391
20,809	*	Nasdaq Stock Market, Inc	521,265
3,846		Nelnet, Inc (Class A)	82,612
4,400	*,e	Netspend Holdings, Inc	25,300
1,083		New Mountain Finance Corp	14,523
4,005	*	NewStar Financial, Inc	42,934
2,537		NGP Capital Resources Co	18,850
1,494	e	Nicholas Financial, Inc	16,972
36,373		Northern Trust Corp	1,472,015
43,006		NYSE Euronext	1,142,669
1,322		Oppenheimer Holdings, Inc	23,228
7,074		PennantPark Investment Corp	75,833
8,425	*	PHH Corp	155,441

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,323	*	Pico Holdings, Inc	$75,897
2,547	*	Piper Jaffray Cos	52,876
2,631	*	Portfolio Recovery Associates, Inc	184,538
3,955	*	Primus Guaranty Ltd	23,097
15,892		Prospect Capital Corp	152,086
2,515		Pzena Investment Management, Inc (Class A)	10,890
17,223		Raymond James Financial, Inc	523,063
3,932	*	Safeguard Scientifics, Inc	66,490
3,006		Sanders Morris Harris Group, Inc	20,862
25,099		SEI Investments Co	406,353
87,581		SLM Corp	1,197,232
7,475		Solar Capital Ltd	165,945
1,200		Solar Senior Capital Ltd	17,964
75,000	e	SPDR Trust Series 1	9,408,750
83,479		State Street Corp	3,371,717
8,324	*	Stifel Financial Corp	265,286
4,254		SWS Group, Inc	23,440
42,343		T Rowe Price Group, Inc	2,237,404
35,961		TD Ameritrade Holding Corp	603,426
1,217		THL Credit, Inc	14,056
4,942		TICC Capital Corp	44,033
2,827	e	Triangle Capital Corp	47,381
1,018	*	Virtus Investment Partners, Inc	63,523
13,649		Waddell & Reed Financial, Inc (Class A)	378,487
4,032		Walter Investment Management Corp	102,252
976		Westwood Holdings Group, Inc	35,761
2,324	*,e	World Acceptance Corp	157,219

		TOTAL DIVERSIFIED FINANCIALS	142,406,975

ENERGY - 11.2%
17,588	*,e	Abraxas Petroleum Corp	68,593
1,357		Alon USA Energy, Inc	10,313
37,134	*	Alpha Natural Resources, Inc	892,701
2,705	*,e	Amyris Biotechnologies, Inc	55,453
81,237		Anadarko Petroleum Corp	6,377,104
62,963		Apache Corp	6,273,003
1,431	e	APCO Argentina, Inc	118,773
3,884	*,e	Approach Resources, Inc	94,808
35,558		Arch Coal, Inc	647,867
8,690	*,e	ATP Oil & Gas Corp	91,680
8,788	*	Atwood Oceanics, Inc	375,599
71,395		Baker Hughes, Inc	4,140,196
4,797	*	Basic Energy Services, Inc	87,977
9,246		Berry Petroleum Co (Class A)	319,449
8,144	*	Bill Barrett Corp	338,790
25,865	*,e	BPZ Energy, Inc	77,336
19,996	*	Brigham Exploration Co	728,154
6,424		Bristow Group, Inc	319,787
1,900	*,e	C&J Energy Services, Inc	32,034
16,685		Cabot Oil & Gas Corp	1,296,758
17,279	*	Cal Dive International, Inc	38,705
8,240	*	Callon Petroleum Co	38,810

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,177	*	Cameron International Corp	$1,925,158
2,968		CARBO Ceramics, Inc	403,203
6,965	*,e	Carrizo Oil & Gas, Inc	189,448
14,834	*,e	Cheniere Energy, Inc	169,998
107,292		Chesapeake Energy Corp	3,017,051
330,542		Chevron Corp	34,723,436
13,753		Cimarex Energy Co	880,192
1,478	*,e	Clayton Williams Energy, Inc	96,573
7,634	*,e	Clean Energy Fuels Corp	90,234
9,385	*	Cloud Peak Energy, Inc	215,386
21,795	*	Cobalt International Energy, Inc	224,924
13,649	*	Complete Production Services, Inc	447,687
8,330	*	Comstock Resources, Inc	151,939
16,391	*	Concho Resources, Inc	1,552,556
231,051		ConocoPhillips	16,092,701
36,229		Consol Energy, Inc	1,549,152
2,714	*	Contango Oil & Gas Co	174,619
6,287	*,e	Continental Resources, Inc	381,307
7,334		Core Laboratories NV	793,979
3,146	*,e	Crimson Exploration, Inc	9,375
8,684		Crosstex Energy, Inc	113,153
14,979	*	CVR Energy, Inc	370,880
1,349	*	Dawson Geophysical Co	38,986
2,118		Delek US Holdings, Inc	30,669
65,320	*	Denbury Resources, Inc	1,025,524
69,527		Devon Energy Corp	4,515,779
10,137		DHT Maritime, Inc	16,219
10,616	e	Diamond Offshore Drilling, Inc	695,773
12,343	*	Dresser-Rand Group, Inc	597,401
5,674	*	Dril-Quip, Inc	369,377
124,441		El Paso Corp	3,112,269
6,299	*,e	Endeavour International Corp	58,455
11,336		Energen Corp	556,144
7,550	*	Energy Partners Ltd	108,267
12,790	*,e	Energy XXI Bermuda Ltd	375,642
43,803		EOG Resources, Inc	3,917,302
21,753		Equitable Resources, Inc	1,381,316
2,142	*	Evolution Petroleum Corp	14,801
25,534	e	EXCO Resources, Inc	321,984
13,807	*	Exterran Holdings, Inc	131,167
809,973		Exxon Mobil Corp	63,250,791
39,268	*	FMC Technologies, Inc	1,759,992
19,122	*	Forest Oil Corp	222,963
7,907	e	Frontline Ltd	41,116
13,849	*,e	FX Energy, Inc	81,986
16,732	*	Gastar Exploration Ltd	61,908
11,607	e	General Maritime Corp	3,018
1,599	*	Geokinetics, Inc	5,229
4,918	*,e	Georesources, Inc	130,524
846	*,e	Gevo, Inc	6,286
3,452	*	Global Geophysical Services, Inc	32,932
12,928	*	Global Industries Ltd	102,778

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,829	*,e	GMX Resources, Inc	$49,573
6,163		Golar LNG Ltd	249,170
5,390	*,e	Goodrich Petroleum Corp	85,432
4,070	*	Green Plains Renewable Energy, Inc	42,572
4,209		Gulf Island Fabrication, Inc	117,221
4,560	*	Gulfmark Offshore, Inc	189,650
7,446	*	Gulfport Energy Corp	231,868
150,221		Halliburton Co	5,612,256
7,942	*,e	Harvest Natural Resources, Inc	84,741
19,400	*	Helix Energy Solutions Group, Inc	350,364
15,417		Helmerich & Payne, Inc	819,876
26,732	*	Hercules Offshore, Inc	101,314
49,183		Hess Corp	3,076,888
30,548		Holly Corp	937,518
5,277	*,e	Hornbeck Offshore Services, Inc	173,297
5,409	e	Houston American Energy Corp	84,705
28,939	*,e	Hyperdynamics Corp	141,801
28,302	*	ION Geophysical Corp	215,661
139	*,e	Isramco, Inc	11,791
5,971	*,e	James River Coal Co	61,800
22,289	*	Key Energy Services, Inc	288,197
28,018	e	Kinder Morgan, Inc	801,315
1,700	*,e	KiOR, Inc (Class A)	28,101
3,401	e	Knightsbridge Tankers Ltd	57,409
36,005	*,e	Kodiak Oil & Gas Corp	248,795
5,161	*	Kosmos Energy LLC	79,996
10,766	*,e	L&L Energy, Inc	29,176
4,758		Lufkin Industries, Inc	281,150
21,566	*,e	Magnum Hunter Resources Corp	97,047
116,350		Marathon Oil Corp	3,028,591
58,630		Marathon Petroleum Corp	2,104,817
3,319	*	Matrix Service Co	35,248
38,998	*	McDermott International, Inc	428,198
16,571	*,e	McMoRan Exploration Co	201,835
6,804	*,e	Miller Petroleum, Inc	19,527
1,551	*	Mitcham Industries, Inc	22,614
31,781		Murphy Oil Corp	1,759,714
47,198	*	Nabors Industries Ltd	865,139
68,448		National Oilwell Varco, Inc	4,882,396
1,429	*	Natural Gas Services Group, Inc	19,663
21,495	*	Newfield Exploration Co	865,389
17,493	*	Newpark Resources, Inc	156,212
28,576		Noble Energy, Inc	2,552,980
7,478	e	Nordic American Tanker Shipping	107,833
11,634	*,e	Northern Oil And Gas, Inc	281,194
9,919	*,e	Oasis Petroleum, Inc	291,023
133,756		Occidental Petroleum Corp	12,431,282
16,770		Oceaneering International, Inc	701,489
8,164	*	Oil States International, Inc	568,296
4,134	e	Overseas Shipholding Group, Inc	51,592
667	*	OYO Geospace Corp	52,413
21,476	*,e	Pacific Asia Petroleum, Inc	23,838

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

879		Panhandle Oil and Gas, Inc (Class A)	$29,288
26,814	*	Parker Drilling Co	148,281
15,724	*	Patriot Coal Corp	197,493
26,947		Patterson-UTI Energy, Inc	547,563
43,624		Peabody Energy Corp	1,891,973
7,617		Penn Virginia Corp	46,388
2,870	*	Petroleum Development Corp	74,936
14,228	*,e	Petroquest Energy, Inc	103,722
2,254	*	PHI, Inc	49,746
11,957	*	Pioneer Drilling Co	118,255
18,668		Pioneer Natural Resources Co	1,566,245
23,821	*	Plains Exploration & Production Co	750,362
29,023		Questar Market Resources, Inc	1,031,768
23,116	*,e	Quicksilver Resources, Inc	177,993
26,002		Range Resources Corp	1,789,978
37,337	*,e	Rentech, Inc	60,113
7,704	*,e	Resolute Energy Corp	100,152
3,948	*,e	Rex Energy Corp	61,115
995	*	Rex Stores Corp	18,149
911	*	RigNet, Inc	14,239
8,910	*	Rosetta Resources, Inc	395,069
20,031	*	Rowan Cos, Inc	690,869
8,199	e	RPC, Inc	152,255
74,407	*,e	SandRidge Energy, Inc	569,958
223,138		Schlumberger Ltd	16,393,948
3,912	*	Scorpio Tankers, Inc	24,998
3,733		SEACOR Holdings, Inc	317,865
6,430	*	SemGroup Corp	179,911
6,243	e	Ship Finance International Ltd	89,337
1,683	*,e	Solazyme, Inc	17,116
19,791		Southern Union Co	831,816
55,932	*	Southwestern Energy Co	2,351,381
104,681		Spectra Energy Corp	2,997,017
10,123		St. Mary Land & Exploration Co	839,298
9,575	*	Stone Energy Corp	232,577
19,821		Sunoco, Inc	737,936
13,065	*,e	Superior Energy Services	367,388
7,449	*	Swift Energy Co	228,088
10,677	*,e	Syntroleum Corp	8,969
2,500		Targa Resources Investments, Inc	84,350
7,224	e	Teekay Corp	186,090
6,495	e	Teekay Tankers Ltd (Class A)	32,085
6,025	*	Tesco Corp	93,207
23,755	*	Tesoro Corp	616,205
14,972	*	Tetra Technologies, Inc	142,234
8,017		Tidewater, Inc	394,677
14,708	*,e	Triangle Petroleum Corp	82,953
25,110	*,e	Ultra Petroleum Corp	800,005
2,612	*	Union Drilling, Inc	19,564
6,429	*	Unit Corp	315,407
26,574	*,e	Uranerz Energy Corp	60,589
16,061	*,e	Uranium Energy Corp	53,965

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,456	*,e	Uranium Resources, Inc	$64,147
16,271	*,e	Ur-Energy, Inc	20,990
29,055	*,e	USEC, Inc	61,016
8,878	*	Vaalco Energy, Inc	60,459
93,812		Valero Energy Corp	2,307,775
29,770	*,e	Vantage Drilling Co	40,487
7,067	*	Venoco, Inc	68,833
9,265	*,e	Voyager Oil & Gas, Inc	25,571
7,280		W&T Offshore, Inc	143,343
13,013	*	Warren Resources, Inc	40,731
8,374	*,e	Western Refining, Inc	133,817
1,559	*	Westmoreland Coal Co	17,165
18,940	*	Whiting Petroleum Corp	881,657
8,255	*	Willbros Group, Inc	42,018
94,247		Williams Cos, Inc	2,837,777
11,070		World Fuel Services Corp	441,140
3,822	*	Zion Oil & Gas, Inc	11,122

		TOTAL ENERGY	261,246,340

FOOD & STAPLES RETAILING - 2.0%
3,636		Andersons, Inc	134,241
159		Arden Group, Inc (Class A)	14,423
6,894		Casey’s General Stores, Inc	341,598
1,600	*	Chefs’ Warehouse Holdings, Inc	22,864
71,975		Costco Wholesale Corp	5,991,919
222,864		CVS Corp	8,089,963
4,367	*,e	Fresh Market, Inc	174,680
1,511		Ingles Markets, Inc (Class A)	22,816
99,662		Kroger Co	2,310,165
1,907		Nash Finch Co	50,192
3,132	*	Pantry, Inc	44,286
3,053		Pricesmart, Inc	232,150
113,946	*	Rite Aid Corp	132,177
8,166		Ruddick Corp	356,936
58,653		Safeway, Inc	1,136,109
3,602		Spartan Stores, Inc	61,666
31,938	e	Supervalu, Inc	256,143
974	*	Susser Holdings Corp	21,389
96,275		Sysco Corp	2,668,743
8,281	*	United Natural Foods, Inc	302,339
842		Village Super Market (Class A)	23,879
149,611		Walgreen Co	4,967,085
291,277		Wal-Mart Stores, Inc	16,521,232
2,713		Weis Markets, Inc	107,299
25,238		Whole Foods Market, Inc	1,820,165
8,370	*	Winn-Dixie Stores, Inc	53,066

		TOTAL FOOD & STAPLES RETAILING	45,857,525

FOOD, BEVERAGE & TOBACCO - 5.3%
445		Alico, Inc	10,133
11,613	*	Alliance One International, Inc	31,007
343,129		Altria Group, Inc	9,453,204

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

111,602		Archer Daniels Midland Co	$3,229,762
9,370		B&G Foods, Inc (Class A)	198,831
24,994		Beam, Inc	1,235,453
1,269	*,e	Boston Beer Co, Inc (Class A)	112,281
16,959		Brown-Forman Corp (Class B)	1,267,346
24,022		Bunge Ltd	1,483,839
1,831	e	Calavo Growers, Inc	41,326
3,425	e	Cal-Maine Foods, Inc	114,121
29,835		Campbell Soup Co	992,014
16,763	*,e	Central European Distribution Corp	90,520
9,752	*	Chiquita Brands International, Inc	86,598
1,302		Coca-Cola Bottling Co Consolidated	73,068
324,613		Coca-Cola Co	22,177,560
51,986		Coca-Cola Enterprises, Inc	1,394,265
66,721		ConAgra Foods, Inc	1,690,043
29,235	*	Constellation Brands, Inc (Class A)	591,132
12,205		Corn Products International, Inc	591,943
1,544	*	Craft Brewers Alliance, Inc	10,113
18,074	*	Darling International, Inc	253,397
28,364	*	Dean Foods Co	275,698
3,982	e	Diamond Foods, Inc	261,817
5,085	*,e	Dole Food Co, Inc	53,799
36,406		Dr Pepper Snapple Group, Inc	1,363,405
797	e	Farmer Bros Co	4,662
19,003		Flowers Foods, Inc	383,671
5,623		Fresh Del Monte Produce, Inc	143,162
105,381		General Mills, Inc	4,060,329
20,407	*	Green Mountain Coffee Roasters, Inc	1,326,863
406		Griffin Land & Nurseries, Inc (Class A)	10,889
52,959		H.J. Heinz Co	2,830,129
5,498	*	Hain Celestial Group, Inc	184,513
11,333	*	Hansen Natural Corp	1,009,657
1,197	*	Harbinger Group, Inc	6,153
11,626	*,e	Heckmann Corp	69,640
24,966		Hershey Co	1,428,804
22,585		Hormel Foods Corp	665,580
1,936	e	Imperial Sugar Co	13,107
3,135		J&J Snack Foods Corp	161,672
18,990		J.M. Smucker Co	1,462,610
39,497		Kellogg Co	2,141,132
271,765		Kraft Foods, Inc (Class A)	9,560,692
3,556	e	Lancaster Colony Corp	236,545
7,973		Lance, Inc	169,187
1,183	e	Limoneira Co	20,525
22,509		Lorillard, Inc	2,490,846
22,165		McCormick & Co, Inc	1,076,332
33,351		Mead Johnson Nutrition Co	2,396,269
1,659	e	Mgp Ingredients, Inc	10,883
21,989		Molson Coors Brewing Co (Class B)	931,014
2,418		National Beverage Corp	40,913
3,044	*	Omega Protein Corp	32,967
260,023		PepsiCo, Inc	16,368,448

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

292,143		Philip Morris International, Inc	$20,412,031
6,880	*,e	Pilgrim’s Pride Corp	34,675
1,400	*,e	Primo Water	8,512
9,074	*	Ralcorp Holdings, Inc	733,542
55,090		Reynolds American, Inc	2,130,881
3,444		Sanderson Farms, Inc	170,478
95,533		Sara Lee Corp	1,700,487
1,580	*	Seneca Foods Corp	33,259
8,675	*	Smart Balance, Inc	56,821
27,885	*	Smithfield Foods, Inc	637,451
16,938	*,e	Star Scientific, Inc	49,120
2,764	*,e	Synutra International, Inc	18,381
5,475	e	Tootsie Roll Industries, Inc	135,616
6,155	*	TreeHouse Foods, Inc	377,548
49,882		Tyson Foods, Inc (Class A)	962,723
4,668	e	Universal Corp	199,884
10,116	e	Vector Group Ltd	177,738

		TOTAL FOOD, BEVERAGE & TOBACCO	124,159,016

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
3,354	*	Abaxis, Inc	94,113
5,238	*	Abiomed, Inc	78,884
6,047	*,e	Accretive Health, Inc	143,979
10,554	*	Accuray, Inc	42,216
62,018		Aetna, Inc	2,465,836
1,742	*	Air Methods Corp	140,788
11,191	*	Align Technology, Inc	257,729
894	*,e	Alimera Sciences, Inc	6,356
3,355	*	Alliance Imaging, Inc	3,724
31,655	*	Allscripts Healthcare Solutions, Inc	606,193
1,314	*	Almost Family, Inc	24,493
13,199	*	Alphatec Holdings, Inc	27,322
4,589	*	Amedisys, Inc	60,254
1,755	*	American Dental Partners, Inc	18,533
7,337	*	Amerigroup Corp	408,157
45,693		AmerisourceBergen Corp	1,864,274
6,171	*	AMN Healthcare Services, Inc	29,251
4,950	*	Amsurg Corp	125,384
2,378		Analogic Corp	128,602
3,787	*	Angiodynamics, Inc	58,358
9,912	*	Antares Pharma, Inc	22,500
4,215	*	Arthrocare Corp	127,082
2,572		Assisted Living Concepts, Inc (A Shares)	36,548
6,025	*,e	athenahealth, Inc	318,783
2,190	*	AtriCure, Inc	24,440
455		Atrion Corp	102,375
13,992		Bard (C.R.), Inc	1,202,612
94,286		Baxter International, Inc	5,183,845
36,049		Becton Dickinson & Co	2,820,114
8,378	*,e	Biolase Technology, Inc	30,497
4,560	*,e	Bio-Reference Labs, Inc	91,382
5,643	*	BioScrip, Inc	36,680

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

251,068	*	Boston Scientific Corp	$1,478,791
14,813	*	Brookdale Senior Living, Inc	245,600
1,772		Cantel Medical Corp	48,907
4,168	*	Capital Senior Living Corp	32,552
58,130		Cardinal Health, Inc	2,573,415
3,469	*	CardioNet, Inc	9,817
1,985	*,e	Cardiovascular Systems, Inc	16,436
36,321	*	CareFusion Corp	929,818
7,276	*	Catalyst Health Solutions, Inc	399,962
4,850	*,e	CBaySystems Holdings Ltd	41,468
7,699	*	Centene Corp	270,620
23,188	*	Cerner Corp	1,470,814
5,273	*	Cerus Corp	14,079
3,750		Chemed Corp	222,600
1,783	*,e	Chindex International, Inc	19,809
43,896		Cigna Corp	1,946,349
17,034	*	Community Health Systems, Inc	297,754
1,870		Computer Programs & Systems, Inc	95,501
4,075	*	Conceptus, Inc	46,944
4,127	*	Conmed Corp	108,416
7,595		Cooper Cos, Inc	526,334
1,044	*	Corvel Corp	53,839
24,077	*	Coventry Health Care, Inc	765,889
81,132		Covidien plc	3,816,450
4,302	*	Cross Country Healthcare, Inc	21,510
4,851	*	CryoLife, Inc	22,363
4,368	*	Cyberonics, Inc	125,798
854	*	Cynosure, Inc (Class A)	10,393
15,758	*	DaVita, Inc	1,103,060
5,866	*,e	Delcath Systems, Inc	21,235
23,787		Dentsply International, Inc	879,168
10,923	*	DexCom, Inc	106,936
1,317	*	DynaVox, Inc	4,451
18,713	*	Edwards Lifesciences Corp	1,411,334
6,039	*,e	Emdeon, Inc	114,560
4,753	*,e	Emeritus Corp	84,176
7,629	*	Endologix, Inc	83,080
2,710		Ensign Group, Inc	61,680
800	*	ePocrates, Inc	6,960
789	*	Exactech, Inc	12,624
4,206	*,e	EXamWorks, Inc	44,373
80,812	*	Express Scripts, Inc	3,695,533
4,392	*	Five Star Quality Care, Inc	11,375
8,181	*	Gen-Probe, Inc	491,678
6,065	*	Gentiva Health Services, Inc	25,109
3,542	*	Greatbatch, Inc	79,093
4,690	*	Haemonetics Corp	285,856
5,146	*	Hanger Orthopedic Group, Inc	89,386
10,149	*,e	Hansen Medical, Inc	31,868
18,461	*	HCA Holdings, Inc	432,910
38,724	*	Health Management Associates, Inc (Class A)	339,222
15,641	*	Health Net, Inc	434,663

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,504	*	Healthsouth Corp	$291,461
11,655	*	Healthspring, Inc	628,671
2,438	*	HealthStream, Inc	37,009
4,760	*	Healthways, Inc	34,082
2,213	*,e	HeartWare International, Inc	150,329
15,453	*	Henry Schein, Inc	1,071,202
9,760		Hill-Rom Holdings, Inc	328,619
14,807	*	HMS Holdings Corp	361,883
41,833	*	Hologic, Inc	674,348
27,652		Humana, Inc	2,347,378
1,942	*	ICU Medical, Inc	76,340
9,729	*	Idexx Laboratories, Inc	700,391
7,347	*	Insulet Corp	119,903
3,369	*	Integra LifeSciences Holdings Corp	108,010
6,466	*	Intuitive Surgical, Inc	2,805,339
4,303		Invacare Corp	96,602
13,207	*	Inverness Medical Innovations, Inc	344,174
3,432	*	IPC The Hospitalist Co, Inc	143,904
2,136	*	IRIS International, Inc	19,352
994	*	Kensey Nash Corp	26,719
8,007	*	Kindred Healthcare, Inc	93,282
10,199	*	Kinetic Concepts, Inc	697,510
3,698	*,e	K-Kitz, Inc	12,240
16,774	*	Laboratory Corp of America Holdings	1,406,500
1,423		Landauer, Inc	72,929
3,264	*	LHC Group, Inc	51,212
9,394	*	LifePoint Hospitals, Inc	363,172
15,136		Lincare Holdings, Inc	356,453
5,428	*	Magellan Health Services, Inc	279,379
4,933	*,e	MAKO Surgical Corp	189,674
8,168		Masimo Corp	168,914
41,458		McKesson Corp	3,380,900
6,844	*	MedAssets, Inc	72,957
66,230	*	Medco Health Solutions, Inc	3,633,378
5,110	*	Medical Action Industries, Inc	26,776
3,651	*	Medidata Solutions, Inc	65,645
175,490		Medtronic, Inc	6,096,524
6,990	*	Merge Healthcare, Inc	46,134
6,317		Meridian Bioscience, Inc	115,096
7,912	*	Merit Medical Systems, Inc	106,179
5,309	*	Metropolitan Health Networks, Inc	34,615
5,791	*	Molina Healthcare, Inc	122,653
1,960	*	MWI Veterinary Supply, Inc	147,980
1,578		National Healthcare Corp	60,453
3,980	*	Natus Medical, Inc	34,228
3,603	*	Neogen Corp	139,256
13,471	*,e	Neoprobe Corp	38,258
7,017	*	NuVasive, Inc	103,992
6,858	*	NxStage Medical, Inc	157,665
19,002		Omnicare, Inc	566,640
4,502	*	Omnicell, Inc	67,305
6,498	*	OraSure Technologies, Inc	60,366

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,807	*	Orthofix International NV	$98,554
10,394		Owens & Minor, Inc	310,988
2,480	*	Palomar Medical Technologies, Inc	21,105
16,520		Patterson Cos, Inc	519,884
8,206	*	Pediatrix Medical Group, Inc	539,955
4,546	*	PharMerica Corp	70,918
1,666	*	Providence Service Corp	20,825
9,101	*	PSS World Medical, Inc	202,497
6,952	e	Quality Systems, Inc	270,502
25,903		Quest Diagnostics, Inc	1,445,387
4,329	*,e	Quidel Corp	77,316
4,006	*	RadNet, Inc	10,295
25,258	*	Resmed, Inc	714,801
2,459	*,e	Rockwell Medical Technologies, Inc	20,729
6,469	*	RTI Biologics, Inc	29,111
6,990	*	Select Medical Holdings Corp	60,813
9,479	*	Sirona Dental Systems, Inc	454,044
3,613	*	Skilled Healthcare Group, Inc (Class A)	13,657
8,051	*	Solta Medical, Inc	17,632
2,564	*	SonoSite, Inc	79,458
5,260	*	Spectranetics Corp	41,238
53,609		St. Jude Medical, Inc	2,090,751
4,783	*	Staar Surgical Co	43,047
7,031	*,e	Stereotaxis, Inc	8,156
10,456		STERIS Corp	323,927
51,737		Stryker Corp	2,478,720
3,592	*	Sun Healthcare Group, Inc	9,411
9,023	*,e	Sunrise Senior Living, Inc	49,627
2,207	*	SurModics, Inc	23,262
10,546	*	SXC Health Solutions Corp	493,764
4,990	*	Symmetry Medical, Inc	45,359
3,331	*,e	Synergetics USA, Inc	22,284
1,466	*	Synovis Life Technologies, Inc	26,329
3,949	*	Team Health Holdings, Inc	80,244
6,459		Teleflex, Inc	386,636
80,102	*	Tenet Healthcare Corp	378,882
10,137	*	Thoratec Corp	370,102
1,591	*	Tornier BV	36,975
1,117	*	Transcend Services, Inc	30,528
2,811	*	Triple-S Management Corp (Class B)	53,409
6,859	*	Unilife Corp	36,353
177,554		UnitedHealth Group, Inc	8,520,815
4,916		Universal American Corp	56,534
14,451		Universal Health Services, Inc (Class B)	577,606
3,212	*,e	Uroplasty, Inc	14,486
1,850		US Physical Therapy, Inc	36,112
4,900	*	Vanguard Health Systems, Inc	47,628
19,220	*	Varian Medical Systems, Inc	1,128,598
2,153	*	Vascular Solutions, Inc	22,843
15,011	*	VCA Antech, Inc	305,024
9,274	*	Volcano Corp	231,201
6,586	*	WellCare Health Plans, Inc	322,780

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

60,789		WellPoint, Inc	$4,188,362
6,423		West Pharmaceutical Services, Inc	249,662
6,106	*	Wright Medical Group, Inc	104,962
727		Young Innovations, Inc	20,901
31,118	*	Zimmer Holdings, Inc	1,637,740
3,403	*	Zoll Medical Corp	128,667

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	100,779,239

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
69,749		Avon Products, Inc	1,275,011
8,073	*	Central Garden and Pet Co (Class A)	70,962
23,894		Church & Dwight Co, Inc	1,055,637
21,951		Clorox Co	1,469,400
80,420		Colgate-Palmolive Co	7,267,555
3,538	*	Elizabeth Arden, Inc	121,283
11,456	*	Energizer Holdings, Inc	845,338
18,557		Estee Lauder Cos (Class A)	1,826,936
1,969	e	Female Health Co	8,959
19,342		Herbalife Ltd	1,206,167
1,974		Inter Parfums, Inc	36,401
64,567		Kimberly-Clark Corp	4,500,966
1,740	*,e	Medifast, Inc	28,606
1,745	*,e	Nature’s Sunshine Products, Inc	30,293
9,038		Nu Skin Enterprises, Inc (Class A)	456,690
1,366	*	Nutraceutical International Corp	18,851
674	e	Oil-Dri Corp of America	13,514
7,715	*	Prestige Brands Holdings, Inc	81,625
459,039		Procter & Gamble Co	29,373,905
1,673	*	Revlon, Inc (Class A)	24,643
1,530	*	Schiff Nutrition International, Inc	18,697
2,342	*	Spectrum Brands, Inc	59,440
804	*,e	USANA Health Sciences, Inc	27,818
3,690		WD-40 Co	162,434

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,981,131

INSURANCE - 3.8%
55,866		ACE Ltd	4,030,731
77,478		Aflac, Inc	3,493,482
1,173	*	Alleghany Corp	372,216
6,819		Allied World Assurance Co Holdings Ltd	396,184
84,760		Allstate Corp	2,232,578
8,398		American Equity Investment Life Holding Co	91,034
12,636		American Financial Group, Inc	452,748
73,255	*	American International Group, Inc	1,808,666
980		American National Insurance Co	70,031
1,178	*	American Safety Insurance Holdings Ltd	24,043
2,639	*	Amerisafe, Inc	56,870
3,689	e	Amtrust Financial Services, Inc	93,627
54,764		AON Corp	2,553,098
22,838	*	Arch Capital Group Ltd	821,483
4,264		Argo Group International Holdings Ltd	128,730
19,525		Arthur J. Gallagher & Co	603,323

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,950		Aspen Insurance Holdings Ltd	$290,066
16,075		Assurant, Inc	619,531
28,384		Assured Guaranty Ltd	361,612
21,663		Axis Capital Holdings Ltd	679,135
1,020		Baldwin & Lyons, Inc (Class B)	23,491
288,834	*	Berkshire Hathaway, Inc (Class B)	22,488,614
18,642		Brown & Brown, Inc	411,615
47,985		Chubb Corp	3,217,394
24,553	e	Cincinnati Financial Corp	710,564
6,803	*,e	Citizens, Inc (Class A)	53,336
3,694		CNA Financial Corp	98,260
36,535	*	Conseco, Inc	228,344
3,194		Crawford & Co (Class B)	22,709
7,472		Delphi Financial Group, Inc (Class A)	197,859
1,472		Donegal Group, Inc (Class A)	18,429
3,364	*,e	eHealth, Inc	49,955
358		EMC Insurance Group, Inc	6,960
6,230		Employers Holdings, Inc	101,051
7,519		Endurance Specialty Holdings Ltd	279,707
1,204	*	Enstar Group Ltd	110,732
4,367		Erie Indemnity Co (Class A)	344,775
7,587		Everest Re Group Ltd	682,223
1,841		FBL Financial Group, Inc (Class A)	60,109
37,328		Fidelity National Title Group, Inc (Class A)	576,344
16,807		First American Financial Corp	201,684
7,362		Flagstone Reinsurance Holdings Ltd	62,503
80,837	*	Genworth Financial, Inc (Class A)	515,740
4,321	*	Greenlight Capital Re Ltd (Class A)	97,352
1,260	*	Hallmark Financial Services	9,778
7,741		Hanover Insurance Group, Inc	295,397
1,895		Harleysville Group, Inc	111,350
71,795		Hartford Financial Services Group, Inc	1,382,054
17,850		HCC Insurance Holdings, Inc	474,989
6,071	*	Hilltop Holdings, Inc	47,839
6,144		Horace Mann Educators Corp	82,637
1,092	e	Independence Holding Co	9,053
2,309		Infinity Property & Casualty Corp	133,830
387		Kansas City Life Insurance Co	12,972
7,694		Kemper Corp	206,892
50,421		Lincoln National Corp	960,520
52,022		Loews Corp	2,065,273
7,070		Maiden Holdings Ltd	57,621
1,670	*	Markel Corp	645,455
89,639		Marsh & McLennan Cos, Inc	2,744,746
14,064		Max Capital Group Ltd	304,908
22,259	*,e	MBIA, Inc	195,879
7,924		Meadowbrook Insurance Group, Inc	82,093
5,364		Mercury General Corp	232,261
136,336		Metlife, Inc	4,793,573
9,569		Montpelier Re Holdings Ltd	167,458
6,414	*	National Financial Partners Corp	87,679
1,259		National Interstate Corp	33,489

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

610		National Western Life Insurance Co (Class A)	$87,700
2,106	*	Navigators Group, Inc	96,076
40,097		Old Republic International Corp	354,457
3,022		OneBeacon Insurance Group Ltd (Class A)	45,995
11,220		PartnerRe Ltd	698,108
21,445	*	Phoenix Cos, Inc	31,953
5,779		Platinum Underwriters Holdings Ltd	200,127
3,263		Presidential Life Corp	32,369
5,886		Primerica, Inc	133,200
52,963		Principal Financial Group	1,365,386
5,288		ProAssurance Corp	404,796
106,152		Progressive Corp	2,017,950
13,246		Protective Life Corp	246,376
80,018		Prudential Financial, Inc	4,336,975
11,941		Reinsurance Group of America, Inc (Class A)	623,678
8,682		RenaissanceRe Holdings Ltd	591,418
3,060	e	RLI Corp	215,240
2,977		Safety Insurance Group, Inc	126,880
2,936		SeaBright Insurance Holdings, Inc	21,080
8,304		Selective Insurance Group, Inc	133,113
7,036		Stancorp Financial Group, Inc	238,802
1,886		State Auto Financial Corp	25,065
2,389	e	Stewart Information Services Corp	23,986
10,431		Symetra Financial Corp	96,695
18,687		Torchmark Corp	764,859
5,945		Tower Group, Inc	141,075
10,275		Transatlantic Holdings, Inc	534,711
68,953		Travelers Cos, Inc	4,023,407
2,398	*	United America Indemnity Ltd	48,416
3,242		United Fire & Casualty Co	60,982
1,705		Universal Insurance Holdings, Inc	7,195
49,134		UnumProvident Corp	1,171,355
12,181		Validus Holdings Ltd	333,272
19,122		W.R. Berkley Corp	665,637
1,183		White Mountains Insurance Group Ltd	496,860
50,285		XL Capital Ltd	1,093,196

		TOTAL INSURANCE	86,365,074

MATERIALS - 4.1%
4,432		A. Schulman, Inc	93,560
650	*	AEP Industries, Inc	17,570
34,498		Air Products & Chemicals, Inc	2,971,658
13,346		Airgas, Inc	920,207
22,288	e	AK Steel Holding Corp	185,659
15,169		Albemarle Corp	808,356
172,164		Alcoa, Inc	1,852,485
17,569		Allegheny Technologies, Inc	815,202
14,345	*	Allied Nevada Gold Corp	544,823
3,604		AMCOL International Corp	108,805
3,548	e	American Vanguard Corp	43,889
11,639		Aptargroup, Inc	558,323
13,026		Ashland, Inc	689,857

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,633		Balchem Corp	$207,689
26,934		Ball Corp	931,107
17,415		Bemis Co, Inc	489,536
23,750		Boise, Inc	143,688
2,989	*	Brush Engineered Materials, Inc	79,029
7,133		Buckeye Technologies, Inc	215,702
10,148		Cabot Corp	306,267
8,371	*	Calgon Carbon Corp	133,517
6,921		Carpenter Technology Corp	392,559
2,462	*	Castle (A.M.) & Co	33,705
25,091		Celanese Corp (Series A)	1,092,713
10,462	*	Century Aluminum Co	116,756
11,900		CF Industries Holdings, Inc	1,931,013
1,041	e	Chase Corp	14,574
14,842	*	Chemtura	180,182
3,538	*	Clearwater Paper Corp	117,214
23,802		Cleveland-Cliffs, Inc	1,623,772
13,942	*	Coeur d’Alene Mines Corp	356,497
18,312		Commercial Metals Co	227,618
5,341		Compass Minerals International, Inc	406,290
25,219	*	Crown Holdings, Inc	852,150
7,586		Cytec Industries, Inc	338,867
2,252		Deltic Timber Corp	152,438
6,901		Domtar Corp	565,261
193,632		Dow Chemical Co	5,398,459
152,862		Du Pont (E.I.) de Nemours & Co	7,348,075
6,836		Eagle Materials, Inc	140,685
22,662		Eastman Chemical Co	890,390
38,247		Ecolab, Inc	2,059,218
14,349	*	Ferro Corp	92,838
14,085	*,e	Flotek Industries, Inc	104,792
11,907		FMC Corp	939,343
155,620		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,265,261
2,918		FutureFuel Corp	32,973
15,725	*,e	General Moly, Inc	54,094
5,868	*	Georgia Gulf Corp	106,211
9,313		Glatfelter	139,695
10,051		Globe Specialty Metals, Inc	167,550
5,748	e	Gold Resource Corp	129,330
5,066	*,e	Golden Minerals Co	35,513
41,565	*,e	Golden Star Resources Ltd	82,714
22,010	*,e	Graphic Packaging Holding Co	97,284
5,900		Greif, Inc (Class A)	264,202
9,296		H.B. Fuller Co	199,771
1,202		Hawkins, Inc	46,013
1,730		Haynes International, Inc	101,188
34,486	*	Headwaters, Inc	60,695
43,241	*,e	Hecla Mining Co	271,121
10,659	*	Horsehead Holding Corp	92,520
30,397		Huntsman Corp	356,861
3,560		Innophos Holdings, Inc	156,604
3,638	*	Innospec, Inc	109,868

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,342		International Flavors & Fragrances, Inc	$807,992
70,362		International Paper Co	1,949,026
8,075	*,e	Intrepid Potash, Inc	224,727
15,119	*,e	Jaguar Mining, Inc	78,619
2,769		Kaiser Aluminum Corp	128,648
5,608	*	Kapstone Paper and Packaging Corp	91,971
878		KMG Chemicals, Inc	12,766
2,822		Koppers Holdings, Inc	93,380
4,922	*	Kraton Polymers LLC	96,865
3,406	e	Kronos Worldwide, Inc	75,579
3,337	*	Landec Corp	20,723
20,475	*	Louisiana-Pacific Corp	136,159
2,843	*	LSB Industries, Inc	100,727
51,568		LyondellBasell Industries AF S.C.A	1,694,524
7,652	e	Martin Marietta Materials, Inc	552,245
26,865		MeadWestvaco Corp	749,802
1,583	*	Metals USA Holdings Corp	17,239
12,181	*,e	Midway Gold Corp	25,580
2,940		Minerals Technologies, Inc	161,230
9,429	*,e	Molycorp, Inc	360,848
87,842		Monsanto Co	6,390,505
45,389		Mosaic Co	2,657,980
4,382		Myers Industries, Inc	53,548
22,522		Nalco Holding Co	849,305
2,063		Neenah Paper, Inc	34,040
1,592	e	NewMarket Corp	309,071
80,312		Newmont Mining Corp	5,367,251
2,057		NL Industries, Inc	29,909
3,863	*	Noranda Aluminium Holding Corp	35,771
51,632		Nucor Corp	1,950,657
12,982		Olin Corp	244,841
1,094		Olympic Steel, Inc	22,372
4,534	*	OM Group, Inc	131,078
5,846	*	Omnova Solutions, Inc	25,898
27,440	*	Owens-Illinois, Inc	550,995
15,785		Packaging Corp of America	411,673
387	*,e	Paramount Gold and Silver Corp	1,029
14,477		PolyOne Corp	161,998
26,083		PPG Industries, Inc	2,253,832
49,920		Praxair, Inc	5,075,366
1,978		Quaker Chemical Corp	68,815
11,537		Reliance Steel & Aluminum Co	509,820
3,657	*	Revett Minerals, Inc	15,396
11,733		Rock-Tenn Co (Class A)	694,476
11,525	*	Rockwood Holdings, Inc	530,611
9,155		Royal Gold, Inc	655,315
21,687		RPM International, Inc	487,307
4,635	*	RTI International Metals, Inc	122,318
3,401		Schnitzer Steel Industries, Inc (Class A)	159,167
2,819		Schweitzer-Mauduit International, Inc	198,232
7,487	e	Scotts Miracle-Gro Co (Class A)	363,194
25,399		Sealed Air Corp	452,102

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,624	*	Senomyx, Inc	$25,645
9,033		Sensient Technologies Corp	333,860
14,650		Sherwin-Williams Co	1,211,702
20,149		Sigma-Aldrich Corp	1,319,357
8,779		Silgan Holdings, Inc	329,564
18,781	*	Solutia, Inc	305,191
16,825		Sonoco Products Co	528,137
27,905		Southern Copper Corp (NY)	856,125
3,858	*	Spartech Corp	15,663
36,590		Steel Dynamics, Inc	457,009
1,682		Stepan Co	130,002
17,335	*	Stillwater Mining Co	196,926
9,338	*,e	STR Holdings, Inc	79,840
2,100	*,e	SunCoke Energy, Inc	26,502
17,998		Temple-Inland, Inc	572,516
3,407	e	Texas Industries, Inc	102,210
2,042	*	Texas Petrochemicals, Inc	40,575
29,722	*	Thompson Creek Metals Co, Inc	211,918
13,574		Titanium Metals Corp	227,365
230	*	United States Lime & Minerals, Inc	12,650
23,772	e	United States Steel Corp	602,858
1,088	*	Universal Stainless & Alloy	40,963
3,926	*,e	US Energy Corp Wyoming	12,288
20,782	*	US Gold Corp	94,350
15,653		Valspar Corp	545,820
4,085	*	Verso Paper Corp	7,476
10,576	*,e	Vista Gold Corp	38,179
21,295	e	Vulcan Materials Co	666,321
10,651		Walter Energy, Inc	805,748
6,892		Wausau Paper Corp	51,690
3,069	e	Westlake Chemical Corp	126,473
909	*	WHX Corp	10,908
8,807		Worthington Industries, Inc	152,185
12,399	*	WR Grace & Co	518,154
3,470		Zep, Inc	52,883
3,318	*,e	Zoltek Cos, Inc	24,056

		TOTAL MATERIALS	95,187,437

MEDIA - 3.1%
4,918		AH Belo Corp (Class A)	24,590
8,887	*	AMC Networks, Inc	289,894
4,197		Arbitron, Inc	166,747
13,153		Belo (A.H.) Corp (Class A)	83,390
35,550		Cablevision Systems Corp (Class A)	514,409
110,106		CBS Corp (Class B)	2,841,836
4,669	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	51,546
9,438	*	Charter Communications, Inc	433,582
14,432		Cinemark Holdings, Inc	298,309
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	69,058
455,062		Comcast Corp (Class A)	10,671,203
3,179	*	Cumulus Media, Inc (Class A)	9,569
126,295	*	DIRECTV	5,741,371

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,152	*	Discovery Communications, Inc (Class A)	$2,005,766
32,547	*	DISH Network Corp (Class A)	786,661
11,029	*,e	DreamWorks Animation SKG, Inc (Class A)	204,588
3,656	*,e	Entercom Communications Corp (Class A)	23,983
4,682	*,e	Entravision Communications Corp (Class A)	7,725
4,385	*	EW Scripps Co (Class A)	36,571
1,402	*	Fisher Communications, Inc	40,714
39,028		Gannett Co, Inc	456,237
2,311	*	Global Sources Ltd	16,847
16,069	*,e	Gray Television, Inc	30,531
5,853		Harte-Hanks, Inc	51,389
3,250	*	interCLICK, Inc	24,050
78,982		Interpublic Group of Cos, Inc	748,749
8,044		John Wiley & Sons, Inc (Class A)	382,573
6,546	*	Journal Communications, Inc (Class A)	25,268
4,042	*	Knology, Inc	57,922
8,956	*,e	Lamar Advertising Co (Class A)	201,420
45,163	*	Liberty Global, Inc (Class A)	1,814,649
12,062	*	Liberty Interactive LLC	926,603
8,735	*	Liberty Media Corp-Liberty Starz	596,601
4,679	*	Lin TV Corp (Class A)	14,598
9,665	*,e	Lions Gate Entertainment Corp	79,446
21,714	*	Live Nation, Inc	203,894
11,254	*	Madison Square Garden, Inc	297,443
3,542	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	13,708
12,015	*,e	McClatchy Co (Class A)	18,864
50,139		McGraw-Hill Cos, Inc	2,130,908
3,939	e	MDC Partners, Inc	66,333
5,443		Meredith Corp	146,036
4,051	e	Morningstar, Inc	238,887
8,096		National CineMedia, Inc	97,962
19,178	*,e	New York Times Co (Class A)	146,136
376,698		News Corp (Class A)	6,599,749
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	13,177
46,402		Omnicom Group, Inc	2,063,961
1,967		Outdoor Channel Holdings, Inc	14,693
2,500	*,e	Pandora Media, Inc	39,500
1,498	*,e	ReachLocal, Inc	14,995
13,192	e	Regal Entertainment Group (Class A)	190,492
1,276	*	Rentrak Corp	17,430
553	*	Saga Communications, Inc	20,738
4,288		Scholastic Corp	115,133
15,225		Scripps Networks Interactive (Class A)	646,758
7,773		Sinclair Broadcast Group, Inc (Class A)	74,465
637,535	*,e	Sirius XM Radio, Inc	1,141,188
62,060		Thomson Corp	1,841,320
55,600		Time Warner Cable, Inc	3,541,164
177,286		Time Warner, Inc	6,203,237
7,914	*,e	Valassis Communications, Inc	154,560
96,820		Viacom, Inc (Class B)	4,245,557
52,302		Virgin Media, Inc	1,275,123
312,479		Walt Disney Co	10,899,267

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

773	e	Washington Post Co (Class B)	$262,944
731	*	Westwood One, Inc	3,194
4,307	e	World Wrestling Entertainment, Inc (Class A)	45,267

		TOTAL MEDIA	72,512,478

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
255,204		Abbott Laboratories	13,747,839
6,064	*,e	Achillion Pharmaceuticals, Inc	38,446
6,358	*	Acorda Therapeutics, Inc	138,859
1,501	*,e	Acura Pharmaceuticals, Inc	6,664
1,149	*	Aegerion Pharmaceuticals, Inc	15,040
5,464	*	Affymax, Inc	29,068
9,694	*	Affymetrix, Inc	54,189
57,860	*	Agilent Technologies, Inc	2,144,870
7,885	*	Akorn, Inc	70,886
2,680	*	Albany Molecular Research, Inc	8,603
30,600	*	Alexion Pharmaceuticals, Inc	2,065,806
15,515	*	Alkermes PLC	271,357
50,379		Allergan, Inc	4,237,881
9,992	*	Allos Therapeutics, Inc	14,688
5,105	*	Alnylam Pharmaceuticals, Inc	41,453
3,103	*	AMAG Pharmaceuticals, Inc	43,783
145,586		Amgen, Inc	8,337,709
2,564	*,e	Amicus Therapeutics, Inc	8,436
3,124	*,e	Ampio Pharmaceuticals, Inc	22,212
20,235	*	Amylin Pharmaceuticals, Inc	233,107
1,843	*,e	Anacor Pharmaceuticals, Inc	12,477
2,525	*,e	Anthera Pharmaceuticals, Inc	16,135
2,604	*,e	Ardea Biosciences, Inc	51,846
17,616	*,e	Arena Pharmaceuticals, Inc	24,839
20,426	*,e	Ariad Pharmaceuticals, Inc	237,554
8,073	*	Arqule, Inc	46,904
9,408	*	Array Biopharma, Inc	22,673
7,892	*	Astex Pharmaceuticals	15,232
7,412	*	Auxilium Pharmaceuticals, Inc	115,331
18,772	*,e	AVANIR Pharmaceuticals, Inc	56,128
6,046	*	AVEO Pharmaceuticals, Inc	97,099
20,795	*	AVI BioPharma, Inc	20,379
3,536	*,e	BioCryst Pharmaceuticals, Inc	10,856
39,898	*	Biogen Idec, Inc	4,642,530
18,022	*	BioMarin Pharmaceuticals, Inc	614,730
1,957	*,e	BioMimetic Therapeutics, Inc	6,341
3,140	*	Bio-Rad Laboratories, Inc (Class A)	312,587
14,237	*,e	Biosante Pharmaceuticals, Inc	37,728
489	*	Biospecifics Technologies Corp	8,313
3,128	*,e	Biotime, Inc	14,107
282,260		Bristol-Myers Squibb Co	8,916,593
12,628	*	Bruker BioSciences Corp	182,222
5,779	*,e	Cadence Pharmaceuticals, Inc	33,692
10,171	*	Caliper Life Sciences, Inc	106,592
2,815	*	Cambrex Corp	15,511
76,356	*	Celgene Corp	4,950,158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,832	*,e	Cell Therapeutics, Inc	$33,065
3,722	*,e	Celldex Therapeutics, Inc	11,948
9,803	*	Cepheid, Inc	351,732
8,013	*	Charles River Laboratories International, Inc	258,660
8,105	*	Chelsea Therapeutics International, Inc	36,716
3,494	*,e	Cleveland Biolabs, Inc	10,377
3,890	*,e	Codexis, Inc	17,933
11,389	*,e	Columbia Laboratories, Inc	28,814
9,440	*,e	Combinatorx, Inc	13,877
1,599	*	Complete Genomics, Inc	9,114
6,115	*	Corcept Therapeutics, Inc	19,385
2,479	*	Cornerstone Therapeutics, Inc	15,196
10,465	*	Covance, Inc	530,889
10,693	*	Cubist Pharmaceuticals, Inc	404,302
18,447	*,e	Curis, Inc	67,885
6,818	*,e	Cytori Therapeutics, Inc	20,659
27,460	*,e	Dendreon Corp	300,412
9,004	*	Depomed, Inc	40,338
11,171	*,e	Durect Corp	17,762
3,790	*	Dusa Pharmaceuticals, Inc	17,055
14,065	*	Dyax Corp	18,988
21,936	*,e	Dynavax Technologies Corp	59,666
169,082		Eli Lilly & Co	6,283,087
3,782	*	Emergent Biosolutions, Inc	71,329
19,078	*	Endo Pharmaceuticals Holdings, Inc	616,410
2,287	*	Endocyte, Inc	22,207
6,172	*	Enzo Biochem, Inc	17,652
7,026	*	Enzon Pharmaceuticals, Inc	51,641
6,832	*	eResearch Technology, Inc	34,912
8,084	*	Exact Sciences Corp	64,268
20,357	*	Exelixis, Inc	157,360
973	*,e	Fluidigm Corp	13,583
46,808	*	Forest Laboratories, Inc	1,465,090
1,260	*	Furiex Pharmaceuticals Inc	17,892
2,412	*,e	Genomic Health, Inc	51,617
20,885	*,e	Geron Corp	49,080
129,921	*	Gilead Sciences, Inc	5,412,508
2,969	*,e	GTx, Inc	13,034
12,655	*	Halozyme Therapeutics, Inc	106,682
3,375	*	Harvard Bioscience, Inc	15,390
1,624	*	Hi-Tech Pharmacal Co, Inc	57,684
27,776	*	Hospira, Inc	873,555
32,733	*	Human Genome Sciences, Inc	335,841
8,355	*,e	Idenix Pharmaceuticals, Inc	50,130
19,673	*	Illumina, Inc	602,387
11,628	*,e	Immunogen, Inc	157,908
10,439	*,e	Immunomedics, Inc	37,998
11,999	*	Impax Laboratories, Inc	226,901
13,802	*,e	Incyte Corp	190,054
2,412	*,e	Infinity Pharmaceuticals, Inc	18,259
9,853	*	Inhibitex, Inc	38,328
3,877	*,e	Insmed, Inc	13,686

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,296	*	InterMune, Inc	$237,048
7,736	*	Ironwood Pharmaceuticals, Inc	105,210
15,272	*	Isis Pharmaceuticals, Inc	126,605
3,996	*	ISTA Pharmaceuticals, Inc	16,543
4,362	*	Jazz Pharmaceuticals, Inc	169,944
450,811		Johnson & Johnson	29,027,720
10,897	*,e	Keryx Biopharmaceuticals, Inc	34,108
7,689	*,e	KV Pharmaceutical Co (Class A)	8,535
1,247	*,e	Lannett Co, Inc	5,100
28,239	*	Lexicon Pharmaceuticals, Inc	34,169
29,824	*	Life Technologies Corp	1,212,942
2,584	*	Ligand Pharmaceuticals, Inc (Class B)	37,985
7,167	*	Luminex Corp	157,387
11,870	*,e	MannKind Corp	37,034
3,343	*	MAP Pharmaceuticals, Inc	49,410
4,306	e	Maxygen, Inc	25,405
8,425	*	Medicines Co	157,716
10,566		Medicis Pharmaceutical Corp (Class A)	404,572
4,796	*	Medivation, Inc	82,395
1,186		Medtox Scientific, Inc	17,363
507,301		Merck & Co, Inc	17,501,885
4,309	*,e	Metabolix, Inc	22,105
5,259	*	Mettler-Toledo International, Inc	807,782
14,111	*,e	Micromet, Inc	92,709
7,537	*	Momenta Pharmaceuticals, Inc	111,548
71,688	*	Mylan Laboratories, Inc	1,402,934
15,619	*	Myriad Genetics, Inc	332,372
6,350	*	Nabi Biopharmaceuticals	11,684
17,086	*,e	Nektar Therapeutics	92,606
3,540	*,e	Neostem, Inc	2,372
6,864	*	Neurocrine Biosciences, Inc	42,969
12,907	*,e	Novavax, Inc	20,393
13,302	*	NPS Pharmaceuticals, Inc	68,771
2,775	*,e	Nymox Pharmaceutical Corp	25,613
2,140	*	Obagi Medical Products, Inc	20,202
1,563	*,e	OncoGenex Pharmaceutical, Inc	18,131
6,426	*	Oncothyreon, Inc	44,725
10,068	*	Onyx Pharmaceuticals, Inc	412,083
22,761	*,e	Opko Health, Inc	122,454
7,102	*,e	Optimer Pharmaceuticals, Inc	101,346
4,654	*,e	Orexigen Therapeutics, Inc	10,192
2,607	*,e	Osiris Therapeutics, Inc	13,974
5,269	*,e	Pacific Biosciences of California, Inc	20,654
5,664	*,e	Pain Therapeutics, Inc	25,205
5,581	*	Par Pharmaceutical Cos, Inc	170,779
9,108	*	Parexel International Corp	200,649
29,144		PDL BioPharma, Inc	176,904
7,251	*,e	Peregrine Pharmaceuticals, Inc	7,614
17,722		PerkinElmer, Inc	366,314
13,688		Perrigo Co	1,235,753
1,299,282		Pfizer, Inc	25,024,171
16,384		Pharmaceutical Product Development, Inc	540,508

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,172	*,e	Pharmacyclics, Inc	$94,455
12,168	*	Pharmasset, Inc	856,627
5,245	*,e	PharmAthene, Inc	8,917
4,323	*	Pozen, Inc	11,024
4,070	*	Progenics Pharmaceuticals, Inc	26,740
38,190	*	Qiagen N.V. (NASDAQ)	526,258
8,475	*	Questcor Pharmaceuticals, Inc	344,170
4,983	*,e	Raptor Pharmaceutical Corp	24,616
11,988	*	Regeneron Pharmaceuticals, Inc	662,936
10,614	*	Rigel Pharmaceuticals, Inc	83,320
1,054	*,e	Sagent Pharmaceuticals	26,930
9,046	*	Salix Pharmaceuticals Ltd	309,871
8,163	*,e	Sangamo Biosciences, Inc	27,101
10,786	*	Santarus, Inc	32,897
9,873	*,e	Savient Pharmaceuticals, Inc	37,024
6,323	*	Sciclone Pharmaceuticals, Inc	26,620
17,020	*,e	Seattle Genetics, Inc	374,440
15,267	*,e	Sequenom, Inc	75,877
6,018	*,e	SIGA Technologies, Inc	19,498
7,699	*	Spectrum Pharmaceuticals, Inc	85,382
1,460	*,e	Sucampo Pharmaceuticals, Inc (Class A)	6,424
4,090	*,e	Synta Pharmaceuticals Corp	15,133
4,241	*	Targacept, Inc	74,642
6,672		Techne Corp	459,034
10,757	*,e	Theravance, Inc	239,128
62,888	*	Thermo Electron Corp	3,161,381
8,728	*	United Therapeutics Corp	381,675
4,080	*	Vanda Pharmaceuticals, Inc	23,705
33,283	*	Vertex Pharmaceuticals, Inc	1,317,674
10,847	*,e	Vical, Inc	32,433
11,743	*	Viropharma, Inc	237,678
13,600	*,e	Vivus, Inc	128,248
28,839	*	Warner Chilcott plc	522,563
15,238	*	Waters Corp	1,220,869
20,734	*	Watson Pharmaceuticals, Inc	1,392,495
4,065	*	Xenoport, Inc	24,797
8,904	*,e	ZIOPHARM Oncology, Inc	43,719

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	165,381,592

REAL ESTATE - 3.1%
6,692		Acadia Realty Trust	138,658
1,000		AG Mortgage Investment Trust	18,140
3,718		Agree Realty Corp	88,897
370		Alexander’s, Inc	160,469
10,215		Alexandria Real Estate Equities, Inc	675,109
74,402		AMB Property Corp	2,214,204
4,945		American Assets Trust,Inc	100,235
11,620		American Campus Communities, Inc	452,367
30,212		American Capital Agency Corp	831,132
1,300		American Capital Mortgage, Inc	23,634
156,475		Annaly Capital Management, Inc	2,636,603
25,859		Anworth Mortgage Asset Corp	166,791

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,000		Apartment Investment & Management Co (Class A)	$444,060
3,440		Apollo Commercial Real Estate Finance, Inc	48,194
16,772		ARMOUR Residential REIT, Inc	119,920
10,848		Ashford Hospitality Trust, Inc	96,547
8,331		Associated Estates Realty Corp	141,460
15,413		AvalonBay Communities, Inc	2,060,564
976	*	Avatar Holdings, Inc	9,272
20,127		BioMed Realty Trust, Inc	364,500
24,118		Boston Properties, Inc	2,387,440
20,917		Brandywine Realty Trust	190,554
11,730		BRE Properties, Inc (Class A)	587,908
11,512		Camden Property Trust	698,088
4,500		Campus Crest Communities, Inc	51,435
10,696		Capital Lease Funding, Inc	41,821
14,711		Capstead Mortgage Corp	178,297
24,718		CBL & Associates Properties, Inc	380,163
49,334	*	CBRE Group, Inc	877,158
12,577		Cedar Shopping Centers, Inc	46,158
5,040		Chatham Lodging Trust	56,700
5,240		Chesapeake Lodging Trust	78,286
161,296		Chimera Investment Corp	485,501
17,419		Cogdell Spencer, Inc	70,373
12,850		Colonial Properties Trust	260,598
5,093		Colony Financial, Inc	74,714
600		Consolidated-Tomoka Land Co	17,970
2,900		Coresite Realty	48,285
11,728		Corporate Office Properties Trust	284,404
14,101		Cousins Properties, Inc	92,503
8,440		CreXus Investment Corp	80,686
15,274		CubeSmart	149,838
15,787		CYS Investments, Inc	200,179
42,392		DCT Industrial Trust, Inc	210,264
33,254		DDR Corp	425,984
30,780		DiamondRock Hospitality Co	278,559
16,367		Digital Realty Trust, Inc	1,020,155
19,258		Douglas Emmett, Inc	375,531
38,889		Duke Realty Corp	477,557
9,123		DuPont Fabros Technology, Inc	189,667
6,257		Dynex Capital, Inc	54,811
4,488		EastGroup Properties, Inc	195,722
11,105		Education Realty Trust, Inc	102,721
7,211		Entertainment Properties Trust	323,053
5,428		Equity Lifestyle Properties, Inc	358,954
8,259		Equity One, Inc	141,642
48,492		Equity Residential	2,845,510
5,319		Essex Property Trust, Inc	759,340
6,147		Excel Trust, Inc	64,605
14,495		Extra Space Storage, Inc	326,572
10,329		Federal Realty Investment Trust	916,802
20,907	*	FelCor Lodging Trust, Inc	62,930
16,895	*	First Industrial Realty Trust, Inc	166,416
7,788		First Potomac Realty Trust	110,667

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,500	*	Forest City Enterprises, Inc (Class A)	$307,800
5,209	*	Forestar Real Estate Group, Inc	67,717
10,751		Franklin Street Properties Corp	136,538
93,737		General Growth Properties, Inc	1,377,934
3,993		Getty Realty Corp	63,648
1,129		Gladstone Commercial Corp	19,001
15,323		Glimcher Realty Trust	140,359
7,390		Government Properties Income Trust	173,887
12,927		Hatteras Financial Corp	332,224
65,853		HCP, Inc	2,624,241
29,235		Health Care REIT, Inc	1,540,392
12,790		Healthcare Realty Trust, Inc	241,603
21,814		Hersha Hospitality Trust	96,200
11,165		Highwoods Properties, Inc	345,892
7,865		Home Properties, Inc	463,249
20,888		Hospitality Properties Trust	501,939
109,930		Host Marriott Corp	1,568,701
3,321	*	Howard Hughes Corp	159,342
13,186		HRPT Properties Trust	255,149
3,464		Hudson Pacific Properties	46,279
11,934		Inland Real Estate Corp	89,505
20,627		Invesco Mortgage Capital, Inc	325,494
13,554		Investors Real Estate Trust	100,435
19,199	*	iStar Financial, Inc	130,361
6,622		Jones Lang LaSalle, Inc	427,914
4,126	e	Kennedy-Wilson Holdings, Inc	51,245
9,176		Kilroy Realty Corp	336,667
64,161		Kimco Realty Corp	1,120,893
7,775		Kite Realty Group Trust	32,111
13,482		LaSalle Hotel Properties	322,355
19,124		Lexington Corporate Properties Trust	150,315
17,783		Liberty Property Trust	569,056
6,112		LTC Properties, Inc	173,336
21,281		Macerich Co	1,058,943
14,031		Mack-Cali Realty Corp	393,710
12,188	*	Maguire Properties, Inc	29,129
17,177		Medical Properties Trust, Inc	173,488
57,716		MFA Mortgage Investments, Inc	389,583
5,795		Mid-America Apartment Communities, Inc	361,608
3,502		Mission West Properties, Inc	27,246
5,442		Monmouth Real Estate Investment Corp (Class A)	45,713
4,153		National Health Investors, Inc	185,598
15,574		National Retail Properties, Inc	424,392
18,479		Newcastle Investment Corp	84,819
16,400		NorthStar Realty Finance Corp	64,780
5,692		NRDC Acquisition Corp	64,889
16,069		Omega Healthcare Investors, Inc	285,385
2,531		One Liberty Properties, Inc	41,154
3,583		Parkway Properties, Inc	46,042
7,828		Pebblebrook Hotel Trust	148,967
9,416		Pennsylvania Real Estate Investment Trust	96,608
5,806		Pennymac Mortgage Investment Trust	99,283

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,829		Piedmont Office Realty Trust, Inc	$489,516
27,088		Plum Creek Timber Co, Inc	1,020,134
7,694		Post Properties, Inc	316,070
7,720		Potlatch Corp	250,746
3,620		PS Business Parks, Inc	192,693
23,106		Public Storage, Inc	2,981,828
13,450		RAIT Investment Trust	69,940
5,390		Ramco-Gershenson Properties	52,014
20,463		Rayonier, Inc	853,921
22,067		Realty Income Corp	737,258
12,169		Redwood Trust, Inc	141,404
13,901		Regency Centers Corp	569,385
8,542		Resource Capital Corp	45,871
3,736		RLJ Lodging Trust	55,368
7,512		Sabra Healthcare REIT, Inc	77,148
1,280		Saul Centers, Inc	45,875
24,174		Senior Housing Properties Trust	542,465
48,525		Simon Property Group, Inc	6,232,550
14,479		SL Green Realty Corp	998,906
5,406		Sovran Self Storage, Inc	238,945
10,926	*,e	St. Joe Co	156,788
2,533		STAG Industrial, Inc	27,204
16,540		Starwood Property Trust, Inc	310,787
37,018	*	Strategic Hotels & Resorts, Inc	210,632
3,900		Summit Hotel Properties, Inc	31,473
3,278		Sun Communities, Inc	124,826
24,541	*	Sunstone Hotel Investors, Inc	170,560
14,048		Tanger Factory Outlet Centers, Inc	395,592
8,860		Taubman Centers, Inc	542,498
2,219	*	Tejon Ranch Co	57,672
1,200		Terreno Realty Corp	14,940
24,662		Two Harbors Investment Corp	230,590
36,024		UDR, Inc	898,078
1,151		UMH Properties, Inc	11,556
2,089		Universal Health Realty Income Trust	79,319
3,532		Urstadt Biddle Properties, Inc (Class A)	63,011
41,698		Ventas, Inc	2,318,826
29,871		Vornado Realty Trust	2,473,617
10,187		Washington Real Estate Investment Trust	295,016
18,664		Weingarten Realty Investors	433,191
88,623		Weyerhaeuser Co	1,593,442
1,246		Whitestone REIT	14,578
4,496		Winthrop Realty Trust	40,689

		TOTAL REAL ESTATE	72,257,318

RETAILING - 3.9%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	19,645
8,686	*	99 Cents Only Stores	189,355
12,400		Aaron’s, Inc	331,824
14,014		Abercrombie & Fitch Co (Class A)	1,042,642
12,714		Advance Auto Parts, Inc	827,300
14,275	*	Aeropostale, Inc	194,997

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

60,023	*	Amazon.com, Inc	$12,815,512
32,235		American Eagle Outfitters, Inc	423,246
1,425	*	America’s Car-Mart, Inc	47,567
9,867	*	Ann Taylor Stores Corp	262,857
4,517	*	Asbury Automotive Group, Inc	84,242
2,726	*	Audiovox Corp (Class A)	19,382
6,719	*,e	Autonation, Inc	261,638
4,391	*	Autozone, Inc	1,420,884
4,807	e	Barnes & Noble, Inc	58,982
4,754		Bebe Stores, Inc	34,134
40,650	*	Bed Bath & Beyond, Inc	2,513,795
48,452		Best Buy Co, Inc	1,270,896
2,960		Big 5 Sporting Goods Corp	22,881
10,751	*	Big Lots, Inc	405,205
1,854	*,e	Blue Nile, Inc	83,671
1,900	*	Body Central Corp	39,900
11,108	e	Bon-Ton Stores, Inc	58,650
6,047	e	Brown Shoe Co, Inc	53,879
4,157	e	Buckle, Inc	185,236
4,942	*,e	Build-A-Bear Workshop, Inc	32,370
7,076	*	Cabela’s, Inc	176,334
37,594	*	Carmax, Inc	1,130,076
6,447	*	Casual Male Retail Group, Inc	26,755
4,283		Cato Corp (Class A)	109,773
24,578	*	Charming Shoppes, Inc	85,286
30,922		Chico’s FAS, Inc	382,196
4,220	*	Children’s Place Retail Stores, Inc	198,129
4,288		Christopher & Banks Corp	14,279
1,998	*	Citi Trends, Inc	24,755
39,384	*,e	Coldwater Creek, Inc	41,353
8,023	*,e	Collective Brands, Inc	117,216
2,804	*,e	Conn’s, Inc	25,825
1,565		Core-Mark Holding Co, Inc	52,412
2,906	*,e	Cost Plus, Inc	22,928
1,274		Destination Maternity Corp	21,110
15,830	*	Dick’s Sporting Goods, Inc	618,795
5,229	e	Dillard’s, Inc (Class A)	269,450
16,556	*	Dollar General Corp	656,611
20,389	*	Dollar Tree, Inc	1,630,304
3,330		DSW, Inc (Class A)	174,292
31,294		Expedia, Inc	821,780
8,781		Express Parent LLC	198,363
20,635	e	Family Dollar Stores, Inc	1,209,830
9,427		Finish Line, Inc (Class A)	189,483
24,521		Foot Locker, Inc	536,029
1,600	*,e	Francesca’s Holdings Corp	41,072
5,586		Fred’s, Inc (Class A)	68,093
24,068	*,e	GameStop Corp (Class A)	615,419
56,675		Gap, Inc	1,071,158
4,556	*	Genesco, Inc	268,531
26,037		Genuine Parts Co	1,495,304
3,479	*,e	GNC Holdings, Inc	86,105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,696		Group 1 Automotive, Inc	$168,390
11,045		Guess?, Inc	364,375
2,061		Haverty Furniture Cos, Inc	23,949
2,726	*,e	hhgregg, Inc	34,757
5,124	*	Hibbett Sports, Inc	211,058
262,804		Home Depot, Inc	9,408,382
1,400	*,e	HomeAway, Inc	46,270
7,426		Hot Topic, Inc	56,141
6,199		HSN, Inc	221,118
27,076	e	JC Penney Co, Inc	868,598
4,971	*	JOS A Bank Clothiers, Inc	265,650
1,939	*	Kirkland’s, Inc	21,794
44,151		Kohl’s Corp	2,340,445
97,387	*	Liberty Media Holding Corp (Interactive A)	1,600,068
40,111		Limited Brands, Inc	1,713,141
3,205		Lithia Motors, Inc (Class A)	65,927
24,360	*	LKQ Corp	710,825
216,043		Lowe’s Cos, Inc	4,541,223
4,099	*	Lumber Liquidators, Inc	61,362
70,151		Macy’s, Inc	2,141,710
3,551	*	MarineMax, Inc	28,905
9,371		Men’s Wearhouse, Inc	289,376
4,809		Monro Muffler, Inc	178,366
8,508	*,e	NetFlix, Inc	698,337
4,007	*	New York & Co, Inc	10,699
26,250		Nordstrom, Inc	1,330,613
4,512	e	Nutri/System, Inc	55,768
62,528	*	Office Depot, Inc	143,189
20,494	*	OfficeMax, Inc	104,929
5,014	*,e	Orbitz Worldwide, Inc	9,476
22,617	*	O’Reilly Automotive, Inc	1,720,022
2,214	*	Overstock.com, Inc	18,376
16,494	*	Pacific Sunwear Of California, Inc	20,618
6,883		Penske Auto Group, Inc	140,344
8,098		PEP Boys - Manny Moe & Jack	93,127
3,459	e	PetMed Express, Inc	34,486
18,365		Petsmart, Inc	862,237
16,383	*	Pier 1 Imports, Inc	204,951
8,240	*	Priceline.com, Inc	4,183,613
16,808		RadioShack Corp	200,183
11,271		Rent-A-Center, Inc	384,905
19,217		Ross Stores, Inc	1,685,907
3,224	*,e	Rue21, Inc	85,887
17,822	*,e	Saks, Inc	188,379
16,880	*	Sally Beauty Holdings, Inc	323,927
5,981	*,e	Sears Holdings Corp	467,595
11,250	*	Select Comfort Corp	233,663
1,157	*	Shoe Carnival, Inc	31,575
4,743	*	Shutterfly, Inc	197,641
14,615		Signet Jewelers Ltd	630,053
6,881	e	Sonic Automotive, Inc (Class A)	100,944
642	*	Sourceforge, Inc	12,500

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,767		Stage Stores, Inc	$74,508
115,611		Staples, Inc	1,729,540
4,146		Stein Mart, Inc	30,059
1,050	*,e	Syms Corp	8,201
1,318	*	Systemax, Inc	19,941
12,239	*,e	Talbots, Inc	32,189
113,309		Target Corp	6,203,668
1,100	*,e	Teavana Holdings, Inc	25,146
20,981		Tiffany & Co	1,672,815
63,565		TJX Companies, Inc	3,745,884
11,668		Tractor Supply Co	827,728
4,620	*	Tuesday Morning Corp	16,724
7,608	*	Ulta Salon Cosmetics & Fragrance, Inc	511,942
18,567	*	Urban Outfitters, Inc	505,951
1,757	*	US Auto Parts Network, Inc	9,839
6,432	*	Valuevision International, Inc (Class A)	21,097
4,244	*	Vitamin Shoppe, Inc	160,041
1,913	*	West Marine, Inc	17,389
15,462	*	Wet Seal, Inc (Class A)	64,786
17,541		Williams-Sonoma, Inc	658,489
356		Winmark Corp	17,668
7,490	*	Zale Corp	27,638
5,396	*,e	Zumiez, Inc	122,759

		TOTAL RETAILING	91,119,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
7,481	*	Advanced Analogic Technologies, Inc	32,617
6,807	*	Advanced Energy Industries, Inc	63,577
100,807	*	Advanced Micro Devices, Inc	587,705
2,269	*	Alpha & Omega Semiconductor Lt	19,173
53,332		Altera Corp	2,022,349
14,838	*,e	Amkor Technology, Inc	71,816
1,463	*	Amtech Systems, Inc	14,952
7,823	*	Anadigics, Inc	20,574
48,818		Analog Devices, Inc	1,785,274
214,277		Applied Materials, Inc	2,639,893
9,356	*	Applied Micro Circuits Corp	63,059
76,266	*	Atmel Corp	805,369
4,593	*	ATMI, Inc	93,697
30,891		Avago Technologies Ltd	1,043,189
14,057	*	Axcelis Technologies, Inc	19,680
7,082	*	AXT, Inc	33,285
87,835		Broadcom Corp (Class A)	3,169,965
9,255		Brooks Automation, Inc	96,715
4,325	*	Cabot Microelectronics Corp	166,599
7,517	*	Cavium Networks, Inc	245,731
4,315	*	Ceva, Inc	134,067
10,068	*,e	Cirrus Logic, Inc	167,532
3,262		Cohu, Inc	36,176
18,133	*	Cree, Inc	483,063
5,797	*	Cymer, Inc	251,880
28,319		Cypress Semiconductor Corp	541,176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,490	*	Diodes, Inc	$122,811
3,224	*	DSP Group, Inc	19,924
22,961	*	Entegris, Inc	205,731
23,422	*,e	Entropic Communications, Inc	136,316
6,660	*	Exar Corp	40,693
19,188	*	Fairchild Semiconductor International, Inc	287,244
10,095	*,e	First Solar, Inc	502,428
7,025	*	Formfactor, Inc	42,010
6,555	*	Freescale Semiconductor Holdings Ltd	86,460
6,190	*	FSI International, Inc	15,289
2,225	*	GSI Technology, Inc	10,903
19,127	*,e	GT Solar International, Inc	156,841
5,479	*	Hittite Microwave Corp	288,195
3,130	*	Inphi Corp	34,555
22,756	*	Integrated Device Technology, Inc	138,356
6,037	*	Integrated Silicon Solution, Inc	55,601
874,893		Intel Corp	21,469,873
11,788	*	International Rectifier Corp	286,331
19,406		Intersil Corp (Class A)	232,290
3,943	*	IXYS Corp	53,901
27,518		Kla-Tencor Corp	1,295,823
8,389	*	Kopin Corp	33,975
11,066	*	Kulicke & Soffa Industries, Inc	106,787
20,833	*	Lam Research Corp	895,611
22,414	*	Lattice Semiconductor Corp	141,881
37,836		Linear Technology Corp	1,222,481
93,527	*	LSI Logic Corp	584,544
7,687	*	LTX-Credence Corp	48,659
81,841	*	Marvell Technology Group Ltd	1,144,956
48,944		Maxim Integrated Products, Inc	1,280,375
2,551	*,e	MaxLinear, Inc	14,847
35,710	*	MEMC Electronic Materials, Inc	213,903
7,729		Micrel, Inc	85,174
31,674	e	Microchip Technology, Inc	1,145,332
138,273	*	Micron Technology, Inc	772,946
13,962	*	Microsemi Corp	257,739
5,082	*	Mindspeed Technologies, Inc	28,256
7,500	*	MIPS Technologies, Inc	41,175
8,040		MKS Instruments, Inc	214,186
4,815	*	Monolithic Power Systems, Inc	59,995
3,715	*,e	MoSys, Inc	14,377
2,519	*	Nanometrics, Inc	42,521
11,377	*	Netlogic Microsystems, Inc	559,748
11,450	*	Novellus Systems, Inc	395,598
748	*,e	NVE Corp	41,155
98,521	*	Nvidia Corp	1,458,111
8,961	*	Omnivision Technologies, Inc	146,154
74,382	*	ON Semiconductor Corp	563,072
3,154	*,e	PDF Solutions, Inc	16,306
3,376	*	Pericom Semiconductor Corp	28,662
9,190	*	Photronics, Inc	57,621
4,641	*	PLX Technology, Inc	15,083

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,051	*	PMC - Sierra, Inc	$228,563
4,445		Power Integrations, Inc	158,375
16,257	*,e	Rambus, Inc	288,237
42,968	*	RF Micro Devices, Inc	315,385
2,775	*	Rubicon Technology, Inc	28,916
4,895	*	Rudolph Technologies, Inc	36,076
11,903	*	Semtech Corp	290,671
4,033	*	Sigma Designs, Inc	33,635
11,272	*	Silicon Image, Inc	72,592
8,249	*,e	Silicon Laboratories, Inc	352,645
31,379	*	Skyworks Solutions, Inc	621,618
7,728	*	Spansion, Inc	79,521
3,504	*	Standard Microsystems Corp	86,759
15,353	*,e	Sunpower Corp (Class A)	153,837
2,158	*	Supertex, Inc	39,837
31,538	*	Teradyne, Inc	451,624
7,898	*	Tessera Technologies, Inc	108,755
192,499		Texas Instruments, Inc	5,915,494
25,586	*	Triquint Semiconductor, Inc	136,118
3,140	*	Ultra Clean Holdings	17,207
3,886	*	Ultratech, Inc	84,715
12,857	*	Varian Semiconductor Equipment Associates, Inc	807,034
6,286	*	Veeco Instruments, Inc	167,773
3,529	*	Volterra Semiconductor Corp	83,637
43,431		Xilinx, Inc	1,453,201

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	63,734,143

SOFTWARE & SERVICES - 9.3%
8,687	*	Accelrys, Inc	57,595
106,838		Accenture plc	6,438,059
5,144	*	ACI Worldwide, Inc	157,766
1,857	*,e	Active Network, Inc	24,958
70,264		Activision Blizzard, Inc	940,835
5,557	*	Actuate Corp	36,121
12,534	*	Acxiom Corp	165,323
82,662	*	Adobe Systems, Inc	2,431,089
5,376	*	Advent Software, Inc	147,302
30,731	*	Akamai Technologies, Inc	827,893
8,334	*	Alliance Data Systems Corp	853,735
30,362	*	Amdocs Ltd	911,467
2,477		American Software, Inc (Class A)	19,370
4,766	*	Ancestry.com, Inc	108,522
15,135	*	Ansys, Inc	822,739
16,045	*	AOL, Inc	226,555
15,508	*	Ariba, Inc	491,293
12,797	*	Aspen Technology, Inc	221,900
37,818	*	Autodesk, Inc	1,308,503
82,459		Automatic Data Processing, Inc	4,315,079
3,700	*	Bankrate, Inc	72,039
6,620		Blackbaud, Inc	185,559
29,565	*	BMC Software, Inc	1,027,679
3,656	*	Booz Allen Hamilton Holding Co	57,801

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,163	*	Bottomline Technologies, Inc	$125,409
20,825		Broadridge Financial Solutions, Inc	463,356
3,286	*	BroadSoft, Inc	118,296
63,146		CA, Inc	1,367,742
5,219	*	CACI International, Inc (Class A)	286,471
44,972	*	Cadence Design Systems, Inc	497,840
4,755	*	Callidus Software, Inc	26,913
6,603	*	Cardtronics, Inc	164,613
1,337	e	Cass Information Systems, Inc	52,397
9,513	*	Ciber, Inc	33,105
30,810	*	Citrix Systems, Inc	2,243,892
1,296	*,m	Clinical Data, Inc	1,231
50,256	*	Cognizant Technology Solutions Corp (Class A)	3,656,124
7,748	*	Commvault Systems, Inc	329,910
25,114		Computer Sciences Corp	790,086
1,871	*	Computer Task Group, Inc	23,893
33,651	*	Compuware Corp	284,351
4,960	*	comScore, Inc	104,706
6,897	*,e	Concur Technologies, Inc	320,848
4,573	*	Constant Contact, Inc	92,558
16,199	*	Convergys Corp	173,329
1,923	*	Convio, Inc	18,442
1,764	*,e	Cornerstone OnDemand, Inc	25,419
5,335	*	CSG Systems International, Inc	75,970
6,301	*	DealerTrack Holdings, Inc	136,669
3,070	*	Deltek, Inc	22,595
1,000	*,e	Demand Media, Inc	6,970
5,056	*	DemandTec, Inc	38,223
7,533	*	Dice Holdings, Inc	76,686
6,238	*	Digital River, Inc	114,343
995	*	DMRC Corp	26,616
5,617		DST Systems, Inc	281,917
1,458	*	Dynamics Research Corp	14,055
17,903		Earthlink, Inc	125,500
190,240	*	eBay, Inc	6,055,338
4,856	e	Ebix, Inc	83,086
1,440	*,e	Echo Global Logistics, Inc	22,234
54,481	*	Electronic Arts, Inc	1,272,131
3,037	*	Envestnet, Inc	35,351
5,121		EPIQ Systems, Inc	73,025
549	*	ePlus, Inc	14,911
7,687	*	Equinix, Inc	738,029
7,944	*	Euronet Worldwide, Inc	153,875
2,211	*	ExlService Holdings, Inc	57,663
7,657		Factset Research Systems, Inc	761,259
6,772		Fair Isaac Corp	185,214
4,355	*	FalconStor Software, Inc	14,763
42,527		Fidelity National Information Services, Inc	1,113,357
17,153	*	First American Corp	208,752
24,029	*	Fiserv, Inc	1,414,587
2,200	*	FleetCor Technologies, Inc	61,512
2,553	*	Forrester Research, Inc	91,423

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,388	*	Fortinet, Inc	$447,087
16,158	*	Gartner, Inc	622,406
22,224	*	Genpact Ltd	358,918
3,514	*,e,m	Gerber Scientific, Inc	0
13,960	*	Global Cash Access, Inc	41,601
12,975		Global Payments, Inc	595,812
25,555	*,e	Glu Mobile, Inc	77,432
41,371	*	Google, Inc (Class A)	24,518,108
1,816	*	Guidance Software, Inc	10,914
4,601	*	Hackett Group, Inc	19,002
6,007		Heartland Payment Systems, Inc	130,712
12,564	*	IAC/InterActiveCorp	512,988
4,776	e	iGate Corp	64,380
17,475	*	Informatica Corp	795,113
9,027	*	Infospace, Inc	79,077
2,686	*	Interactive Intelligence, Inc	74,537
7,762	*	Internap Network Services Corp	44,088
199,659		International Business Machines Corp	36,863,042
50,062		Intuit, Inc	2,686,828
7,508	*	j2 Global Communications, Inc	231,096
14,069		Jack Henry & Associates, Inc	455,976
6,510	*	JDA Software Group, Inc	207,474
4,327	*	Kenexa Corp	98,958
2,180		Keynote Systems, Inc	52,037
5,562	*,e	KIT Digital, Inc	50,058
4,073	*	Knot, Inc	37,594
14,782		Lender Processing Services, Inc	259,424
10,284	*,e	Limelight Networks, Inc	28,590
1,377	*,e	LinkedIn Corp	123,792
7,899	*	Lionbridge Technologies	21,406
2,896	*	Liquidity Services, Inc	94,294
8,097	*	Liveperson, Inc	101,941
3,946	*	LogMeIn, Inc	160,484
3,024	*	LoopNet, Inc	53,495
10,393	*	Magma Design Automation, Inc	54,875
3,884	*	Manhattan Associates, Inc	164,487
3,758		Mantech International Corp (Class A)	132,019
4,509	e	Marchex, Inc (Class B)	40,085
17,785		Mastercard, Inc (Class A)	6,175,664
6,382		MAXIMUS, Inc	257,450
15,002	*	Mentor Graphics Corp	170,423
13,728	*	Micros Systems, Inc	675,692
1,223,508		Microsoft Corp	32,582,019
1,363	*	MicroStrategy, Inc (Class A)	179,603
6,065		ModusLink Global Solutions, Inc	25,352
11,317	*	MoneyGram International, Inc	28,972
5,504	*	Monotype Imaging Holdings, Inc	74,689
19,973	*	Monster Worldwide, Inc	184,351
25,048	*,e	Motricity, Inc	44,084
22,753	*	Move, Inc	41,866
775	*	NCI, Inc (Class A)	10,579
6,318	*	Netscout Systems, Inc	103,552

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,227	*	NetSuite, Inc	$160,795
12,725	*	NeuStar, Inc (Class A)	404,528
10,287		NIC, Inc	142,063
39,025	*	Nuance Communications, Inc	1,033,382
3,874	*,e	OpenTable, Inc	169,914
11,289	*,e	Openwave Systems, Inc	17,498
1,975		Opnet Technologies, Inc	86,387
633,837		Oracle Corp	20,770,839
18,444	*	Parametric Technology Corp	384,189
53,112		Paychex, Inc	1,547,684
2,553		Pegasystems, Inc	96,478
3,337	*	Perficient, Inc	31,802
2,929	*	PRG-Schultz International, Inc	15,641
11,467	*	Progress Software Corp	241,495
3,360	*	PROS Holdings, Inc	53,290
651	*	QAD, Inc (Class A)	7,526
10,850	*	QLIK Technologies, Inc	309,985
9,655	*	Quest Software, Inc	169,831
4,166	*	QuinStreet, Inc	47,867
16,535	*	Rackspace Hosting, Inc	684,384
6,024	*,e	RealD, Inc	67,288
2,832		RealNetworks, Inc	27,640
4,709	*	RealPage, Inc	124,082
31,794	*	Red Hat, Inc	1,578,572
1,489	*	Responsys, Inc	16,260
4,524	*	RightNow Technologies, Inc	194,577
1,495	*	Rosetta Stone, Inc	14,845
18,198	*	Rovi Corp	901,529
7,004	*,e	S1 Corp	68,149
4,279	*	Saba Software, Inc	29,696
46,402	*	SAIC, Inc	576,777
22,316	*	Salesforce.com, Inc	2,971,822
16,903		Sapient Corp	208,921
1,868	*	Sciquest, Inc	27,721
4,433	*	Seachange International, Inc	37,415
1,504	*,e	ServiceSource International LLC	20,018
4,340	*	Smith Micro Software, Inc	5,078
8,761	*	SolarWinds, Inc	252,842
11,953		Solera Holdings, Inc	652,992
4,420	*	Sourcefire, Inc	121,771
1,287	*	SPS Commerce, Inc	25,174
3,472	*	SRS Labs, Inc	24,408
3,940	*	SS&C Technologies Holdings, Inc	62,488
1,595	*	Stamps.com, Inc	51,933
14,174	*	SuccessFactors, Inc	378,446
12,281	*	SupportSoft, Inc	25,913
124,059	*	Symantec Corp	2,110,244
4,080	*,e	Synchronoss Technologies, Inc	122,645
23,961	*	Synopsys, Inc	642,394
2,326		Syntel, Inc	113,741
1,347	*	TA Indigo Holding Corp	11,705
11,094	*	Take-Two Interactive Software, Inc	175,063

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,329	*	Taleo Corp (Class A)	$205,060
1,600	*	Tangoe, Inc	21,520
1,137	*	TechTarget, Inc	8,425
11,663	*	TeleCommunication Systems, Inc (Class A)	38,488
2,551	*	TeleNav, Inc	21,862
5,072	*	TeleTech Holdings, Inc	88,659
27,782	*	Teradata Corp	1,657,474
9,397	*,e	THQ, Inc	20,016
27,505	*	TIBCO Software, Inc	794,619
19,814	*	TiVo, Inc	214,586
3,451	*	TNS, Inc	67,398
27,408		Total System Services, Inc	545,145
844	*,e	Travelzoo, Inc	26,890
5,540	*	Tyler Technologies, Inc	174,898
4,061	*	Ultimate Software Group, Inc	244,391
6,637	*	Unisys Corp	172,496
13,468		United Online, Inc	79,596
14,430	*	Valueclick, Inc	253,968
3,541	*	Vasco Data Security International	29,249
16,458	*	VeriFone Systems, Inc	694,692
3,254	*	Verint Systems, Inc	96,969
28,727		VeriSign, Inc	921,849
4,433	*,e	VirnetX Holding Corp	95,531
2,391	*	Virtusa Corp	38,949
85,738		Visa, Inc (Class A)	7,995,927
6,569	*,e	VistaPrint Ltd	229,389
14,006	*	VMware, Inc (Class A)	1,369,087
2,739	*	Vocus, Inc	55,821
18,567	*,e	Wave Systems Corp	48,460
9,193	*	WebMD Health Corp (Class A)	330,488
6,273	*	Websense, Inc	111,910
4,568	*	Website Pros, Inc	44,127
104,890		Western Union Co	1,832,428
6,114	*	Wright Express Corp	286,624
216,036	*	Yahoo!, Inc	3,378,803
600	*,e	Zillow, Inc	17,814
7,995	*	Zix Corp	19,828

		TOTAL SOFTWARE & SERVICES	217,441,756

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
8,279	*	Acme Packet, Inc	299,783
10,016		Adtran, Inc	336,538
3,098	*	Agilysys, Inc	26,302
28,782		Amphenol Corp (Class A)	1,366,857
2,123	*	Anaren, Inc	40,613
4,367	*	Anixter International, Inc	256,299
152,146	*	Apple, Inc	61,585,658
19,209	*	Arris Group, Inc	206,689
19,384	*	Arrow Electronics, Inc	698,793
13,644	*,e	Aruba Networks, Inc	323,226
4,281	*	Avid Technology, Inc	26,542
25,355	*	Avnet, Inc	768,510

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,237		AVX Corp	$97,048
2,914	*	AX Holding Corp	31,733
1,273		Bel Fuse, Inc (Class B)	22,761
9,039	*	Benchmark Electronics, Inc	124,196
4,790	*	BigBand Networks, Inc	10,730
3,290		Black Box Corp	92,087
6,769	*	Blue Coat Systems, Inc	108,981
8,755	*,e	Bookham, Inc	35,983
9,874	*	Brightpoint, Inc	100,221
76,158	*	Brocade Communications Systems, Inc	333,572
5,829	*,e	Calix Networks, Inc	50,771
5,790	*	Checkpoint Systems, Inc	76,718
14,633	*,e	Ciena Corp	192,863
908,196		Cisco Systems, Inc	16,828,872
6,419		Cognex Corp	217,540
4,080	*	Coherent, Inc	207,958
1,044		Communications Systems, Inc	17,205
5,463		Comtech Telecommunications Corp	180,880
260,443		Corning, Inc	3,721,730
6,459	*	Cray, Inc	40,885
5,228		CTS Corp	48,516
5,267		Daktronics, Inc	53,197
1,723		DDi Corp	15,834
271,036	*	Dell, Inc	4,285,079
4,253	*	DG FastChannel, Inc	79,276
10,023		Diebold, Inc	323,542
3,355	*	Digi International, Inc	42,910
8,181	*	Dolby Laboratories, Inc (Class A)	239,212
9,079	*	Dot Hill Systems Corp	15,616
2,791	*	DTS, Inc	78,399
4,401	*,e	Echelon Corp	29,751
6,057	*	EchoStar Corp (Class A)	159,663
2,854		Electro Rent Corp	45,864
3,793	*	Electro Scientific Industries, Inc	46,616
7,077	*	Electronics for Imaging, Inc	106,155
2,460	*,e	eMagin Corp	10,381
340,729	*	EMC Corp	8,351,268
13,926	*,e	EMCORE Corp	13,787
13,448	*	Emulex Corp	112,694
13,872	*	Extreme Networks, Inc	40,922
13,389	*	F5 Networks, Inc	1,391,787
3,136	*	Fabrinet	38,886
2,570	*	FARO Technologies, Inc	107,375
5,985	*	FEI Co	237,964
15,909	*	Finisar Corp	325,975
26,273		Flir Systems, Inc	690,980
2,600	*,e	Fusion-io, Inc	80,652
3,440	*	Globecomm Systems, Inc	46,750
4,061	*	GSI Group, Inc	39,676
17,711	*	Harmonic, Inc	97,411
20,747		Harris Corp	783,199
8,357	*	Harris Stratex Networks, Inc (Class A)	17,132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

328,937		Hewlett-Packard Co	$8,753,014
4,526	*	Imation Corp	30,415
5,014	*	Immersion Corp	34,446
16,220	*,e	Infinera Corp	118,568
27,080	*	Ingram Micro, Inc (Class A)	484,190
7,227	*	Insight Enterprises, Inc	122,136
7,043	e	InterDigital, Inc	306,018
9,103	*	Intermec, Inc	73,461
3,187	*	Intevac, Inc	25,655
4,324	*	IPG Photonics Corp	228,567
6,060	*	Itron, Inc	222,947
5,980	*	Ixia	67,753
31,977		Jabil Circuit, Inc	657,447
35,055	*	JDS Uniphase Corp	420,660
86,461	*	Juniper Networks, Inc	2,115,701
12,417	*	Kemet Corp	114,485
1,929	*	KVH Industries, Inc	14,197
2,605	*	LeCroy Corp	26,727
13,723		Lexmark International, Inc (Class A)	435,019
3,513		Littelfuse, Inc	171,996
1,704	*	Loral Space & Communications, Inc	103,092
4,326	*,e	Maxwell Technologies, Inc	86,390
2,568	*	Measurement Specialties, Inc	80,147
6,850	*	Mercury Computer Systems, Inc	100,010
1,710	*,e	Meru Networks, Inc	9,285
5,733		Methode Electronics, Inc	53,260
18,854	*,e	Microvision, Inc	13,388
21,526	e	Molex, Inc	531,477
43,476	*	Motorola Mobility Holdings, Inc	1,690,347
49,369		Motorola, Inc	2,315,900
2,968		MTS Systems Corp	108,837
1,582	*	Multi-Fineline Electronix, Inc	36,291
14,021		National Instruments Corp	374,501
24,549	*	NCR Corp	467,413
3,652	*,e	NeoPhotonics Corp Ltd	19,100
60,240	*	NetApp, Inc	2,467,430
5,646	*	Netgear, Inc	200,207
5,827	*	Newport Corp	80,704
7,784	*	Novatel Wireless, Inc	30,902
1,515	*	Numerex Corp	12,044
7,827	*,e	OCZ Technology Group, Inc	55,337
2,897	*	Oplink Communications, Inc	46,989
12,918	*	OpNext, Inc	12,820
5,659	*	Orbcomm, Inc	15,562
2,734	*	OSI Systems, Inc	121,116
2,895		Park Electrochemical Corp	81,929
1,332	*	PC Connection, Inc	11,122
7,436		Plantronics, Inc	248,437
5,520	*	Plexus Corp	141,864
29,260	*	Polycom, Inc	483,668
11,144	*,e	Power-One, Inc	55,163
5,930	*,e	Powerwave Technologies, Inc	21,408

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,778	*	Procera Networks, Inc	$20,269
17,003	*	QLogic Corp	237,532
275,691		Qualcomm, Inc	14,225,656
37,187	*	Quantum Corp	97,058
4,749	*,e	Rackable Systems, Inc	68,671
3,200	*	Radisys Corp	18,752
2,127		Richardson Electronics Ltd	27,630
2,264		Rimage Corp	25,130
25,721	*	Riverbed Technology, Inc	709,385
4,146	*	Rofin-Sinar Technologies, Inc	107,796
2,746	*	Rogers Corp	118,545
38,831	*	SanDisk Corp	1,967,567
13,155	*	Sanmina-SCI Corp	115,896
4,184	*	Scansource, Inc	145,436
5,816	*	SCM Microsystems, Inc	13,784
7,280	*	ShoreTel, Inc	42,588
32,434	*	Sonus Networks, Inc	85,950
10,905	*	STEC, Inc	123,445
3,289	*,e	Stratasys, Inc	92,224
4,205	*	Super Micro Computer, Inc	67,280
2,670		Sycamore Networks, Inc	51,317
5,168	*	Symmetricom, Inc	26,615
5,332	*,e	Synaptics, Inc	180,168
3,888	*	SYNNEX Corp	112,247
7,769	*	Tech Data Corp	382,079
6,625		Technitrol, Inc	23,386
12,641	*	Tekelec	124,135
57,942		Tellabs, Inc	250,889
20,043	*	Trimble Navigation Ltd	809,938
8,193	*	TTM Technologies, Inc	91,516
6,709	*,e	Universal Display Corp	314,182
2,612	*,e	Veraz Networks, Inc	5,407
5,627	*	Viasat, Inc	239,654
624	*	Viasystems Group, Inc	12,848
23,574	*	Vishay Intertechnology, Inc	253,421
1,739	*	Vishay Precision Group, Inc	25,372
8,226	*	Westell Technologies, Inc	16,534
38,451	*	Western Digital Corp	1,024,335
227,933		Xerox Corp	1,864,492
3,470	*	X-Rite, Inc	15,650
4,217		Xyratex Ltd	57,520
8,451	*	Zebra Technologies Corp (Class A)	302,039
1,695	*	Zygo Corp	26,001

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	155,404,894

TELECOMMUNICATION SERVICES - 2.7%
9,376	*,e	8x8, Inc	35,254
4,168		AboveNet, Inc	247,371
6,255	e	Alaska Communications Systems Group, Inc	44,223
65,636	*	American Tower Corp (Class A)	3,616,544
973,913		AT&T, Inc	28,545,389
1,348		Atlantic Tele-Network, Inc	51,157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,823	*	Cbeyond Communications, Inc	$31,502
100,323		CenturyTel, Inc	3,537,389
30,375	*	Cincinnati Bell, Inc	97,808
45,189	*,e	Clearwire Corp (Class A)	86,763
7,155	*	Cogent Communications Group, Inc	114,838
4,743		Consolidated Communications Holdings, Inc	89,548
47,804	*	Crown Castle International Corp	1,977,173
3,340	*,e	Fairpoint Communications, Inc	17,936
159,223		Frontier Communications Corp	996,736
6,578	*	General Communication, Inc (Class A)	62,162
22,704	*,e	Globalstar, Inc	16,120
2,156		HickoryTech Corp	24,061
1,924		IDT Corp (Class B)	22,126
4,930	*	inContact, Inc	20,410
6,723	*	Iridium Communications, Inc	42,758
9,253	*,e	Leap Wireless International, Inc	64,308
23,882	*	Level 3 Communications, Inc	637,411
46,242	*	MetroPCS Communications, Inc	393,057
4,748	*	Neutral Tandem, Inc	50,044
28,461	*	NII Holdings, Inc (Class B)	669,687
4,242		NTELOS Holdings Corp	80,683
24,801	*	PAETEC Holding Corp	135,909
8,219	*	Premiere Global Services, Inc	74,464
17,783	*	SBA Communications Corp (Class A)	677,354
3,705		Shenandoah Telecom Co	50,240
483,487	*	Sprint Nextel Corp	1,242,562
2,233		SureWest Communications	25,613
13,973		Telephone & Data Systems, Inc	323,894
5,339	*,e	Towerstream Corp	15,376
24,676	*	tw telecom inc (Class A)	456,506
3,738	*	US Cellular Corp	149,034
3,068		USA Mobility, Inc	40,099
467,016		Verizon Communications, Inc	17,270,251
18,547	*	Vonage Holdings Corp	62,132
85,058		Windstream Corp	1,035,156

		TOTAL TELECOMMUNICATION SERVICES	63,131,048

TRANSPORTATION - 1.8%
2,897	*	Air Transport Services Group, Inc	16,049
5,307	*	Alaska Air Group, Inc	353,075
7,294		Alexander & Baldwin, Inc	302,774
1,703	*	Allegiant Travel Co	88,488
1,838	*	Amerco, Inc	139,155
62,316	*,e	AMR Corp	163,891
3,476		Arkansas Best Corp	71,606
4,057	*	Atlas Air Worldwide Holdings, Inc	156,276
16,320	*	Avis Budget Group, Inc	230,112
9,698	e	Baltic Trading Ltd	53,921
3,700		Celadon Group, Inc	40,737
26,794		CH Robinson Worldwide, Inc	1,860,307
9,049		Con-Way, Inc	266,674
5,465		Copa Holdings S.A. (Class A)	377,468

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,382	*	Covenant Transportation Group, Inc	$4,436
182,678		CSX Corp	4,057,278
136,249	*	Delta Air Lines, Inc	1,160,842
4,640	*,e	Dollar Thrifty Automotive Group, Inc	283,226
26,016	*,e	Eagle Bulk Shipping, Inc	40,325
10,669	*,e	Excel Maritime Carriers Ltd	30,300
34,473		Expeditors International Washington, Inc	1,571,969
51,949		FedEx Corp	4,250,987
4,556		Forward Air Corp	149,209
5,317	*,e	Genco Shipping & Trading Ltd	47,853
6,675	*	Genesee & Wyoming, Inc (Class A)	395,227
7,832	*	Hawaiian Holdings, Inc	41,901
7,777		Heartland Express, Inc	104,290
41,571	*	Hertz Global Holdings, Inc	482,224
6,080	*	Hub Group, Inc (Class A)	190,061
800		International Shipholding Corp	16,272
14,739		J.B. Hunt Transport Services, Inc	623,607
37,934	*,e	JetBlue Airways Corp	169,944
17,818	*	Kansas City Southern Industries, Inc	1,125,563
8,937	*	Kirby Corp	549,983
9,756		Knight Transportation, Inc	148,291
8,341		Landstar System, Inc	372,259
2,800		Marten Transport Ltd	49,588
57,846		Norfolk Southern Corp	4,280,025
7,318	*	Old Dominion Freight Line	267,619
5,364	*	Pacer International, Inc	25,264
1,271	*	Park-Ohio Holdings Corp	20,565
911	*	Patriot Transportation Holding, Inc	20,953
3,540	*	Quality Distribution, Inc	39,896
3,074	*	RailAmerica, Inc	42,022
7,931	*,e	Republic Airways Holdings, Inc	20,621
1,466	*	Roadrunner Transportation Services Holdings, Inc	24,468
7,938		Ryder System, Inc	404,362
2,640	*	Saia, Inc	35,244
8,852		Skywest, Inc	118,705
129,546		Southwest Airlines Co	1,107,618
4,942	*	Spirit Airlines, Inc	81,345
12,249	*	Swift Transportation Co, Inc	109,016
53,510	*	UAL Corp	1,033,813
3,322	*,e	Ultrapetrol Bahamas Ltd	9,866
80,545		Union Pacific Corp	8,019,865
121,563		United Parcel Service, Inc (Class B)	8,538,585
1,485		Universal Truckload Services, Inc	23,047
25,774	*,e	US Airways Group, Inc	148,716
16,221		UTI Worldwide, Inc	236,989
7,066		Werner Enterprises, Inc	167,464
3,400	*	Wesco Aircraft Holdings, Inc	38,386
1,567	*,e	Zipcar, Inc	32,045

		TOTAL TRANSPORTATION	44,832,667

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.8%
106,512	*	AES Corp	$1,195,065
13,432		AGL Resources, Inc	563,338
6,095		Allete, Inc	240,813
18,321		Alliant Energy Corp	747,130
38,592		Ameren Corp	1,230,313
79,674		American Electric Power Co, Inc	3,129,595
2,633		American States Water Co	91,997
27,913		American Water Works Co, Inc	852,184
23,278		Aqua America, Inc	516,539
832		Artesian Resources Corp	15,142
13,378	e	Atlantic Power Corp	180,603
14,892		Atmos Energy Corp	511,093
8,950		Avista Corp	227,778
6,087	e	Black Hills Corp	205,193
1,229	*,e	Cadiz, Inc	11,811
6,746		California Water Service Group	125,273
54,215	*	Calpine Corp	822,442
69,202		Centerpoint Energy, Inc	1,442,170
3,190		Central Vermont Public Service Corp	112,830
2,833		CH Energy Group, Inc	156,410
1,823		Chesapeake Utilities Corp	77,277
10,854		Cleco Corp	400,187
39,192		CMS Energy Corp	815,977
1,994		Connecticut Water Service, Inc	53,320
47,309		Consolidated Edison, Inc	2,737,772
1,590	e	Consolidated Water Co, Inc	14,755
30,179		Constellation Energy Group, Inc	1,198,106
94,550		Dominion Resources, Inc	4,877,834
19,359		DPL, Inc	587,546
27,806		DTE Energy Co	1,448,971
220,507		Duke Energy Corp	4,502,753
13,754	*,e	Dynegy, Inc (Class A)	50,477
52,834		Edison International	2,145,060
7,670		El Paso Electric Co	245,670
6,583	e	Empire District Electric Co	131,463
29,419		Entergy Corp	2,034,912
108,939		Exelon Corp	4,835,802
69,141		FirstEnergy Corp	3,108,579
1,924	*	Genie Energy Ltd	15,969
22,753		Great Plains Energy, Inc	471,897
16,253		Hawaiian Electric Industries, Inc	411,688
8,841		Idacorp, Inc	357,000
12,502		Integrys Energy Group, Inc	661,481
8,513		ITC Holdings Corp	618,725
3,910		Laclede Group, Inc	156,869
29,127		MDU Resources Group, Inc	600,307
3,971		MGE Energy, Inc	173,294
2,417		Middlesex Water Co	45,802
12,771		National Fuel Gas Co	782,735
7,401		New Jersey Resources Corp	347,995
69,551		NextEra Energy, Inc	3,922,676
7,706		Nicor, Inc	433,463
45,357		NiSource, Inc	1,001,936

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,614		Northeast Utilities	$989,186
4,575		Northwest Natural Gas Co	213,744
6,955		NorthWestern Corp	239,600
37,467	*	NRG Energy, Inc	802,543
17,801		NSTAR	802,647
37,894		NV Energy, Inc	607,820
16,143		OGE Energy Corp	835,239
17,198		Oneok, Inc	1,307,907
2,776	e	Ormat Technologies, Inc	52,716
7,202	e	Otter Tail Corp	139,791
713		Pennichuck Corp	20,285
35,290		Pepco Holdings, Inc	698,742
65,412		PG&E Corp	2,806,175
11,519		Piedmont Natural Gas Co, Inc	376,556
18,608		Pinnacle West Capital Corp	848,153
14,628		PNM Resources, Inc	263,011
11,941		Portland General Electric Co	293,032
94,467		PPL Corp	2,774,496
48,993		Progress Energy, Inc	2,552,535
83,497		Public Service Enterprise Group, Inc	2,813,849
29,169		Questar Corp	562,087
119,058	*	RRI Energy, Inc	363,127
18,893		SCANA Corp	798,796
39,622		Sempra Energy	2,128,890
2,135		SJW Corp	49,703
5,652		South Jersey Industries, Inc	318,264
138,390		Southern Co	5,978,449
6,820		Southwest Gas Corp	269,254
35,622		TECO Energy, Inc	661,501
17,460		UGI Corp	500,578
9,048		UIL Holdings Corp	308,356
6,769		Unisource Energy Corp	252,348
1,437		Unitil Corp	38,325
14,009		Vectren Corp	397,575
19,388		Westar Energy, Inc	528,517
9,281		WGL Holdings, Inc	397,320
38,652		Wisconsin Energy Corp	1,253,484
79,878		Xcel Energy, Inc	2,064,846
1,526		York Water Co	25,942

		TOTAL UTILITIES	87,981,406

		TOTAL COMMON STOCKS	2,330,753,548

		(Cost $2,088,192,900)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
2,156	m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 3.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
74,533,279	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	74,533,279

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	74,533,279

		TOTAL SHORT-TERM INVESTMENTS	74,533,279

		(Cost $74,533,279)

		TOTAL INVESTMENTS - 103.0%	2,405,286,827
		(Cost $2,162,726,179)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(69,436,578)

		NET ASSETS - 100.0%	$2,335,850,249

Abbreviation(s):
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
407,430	*	Ford Motor Co	$4,758,782
26,565	*	Goodyear Tire & Rubber Co	381,473
25,044		Harley-Davidson, Inc	974,212
73,060		Johnson Controls, Inc	2,405,866

		TOTAL AUTOMOBILES & COMPONENTS	8,520,333

BANKS - 2.6%
74,934		BB&T Corp	1,748,960
21,640		Comerica, Inc	552,902
97,354		Fifth Third Bancorp	1,169,222
28,984		First Horizon National Corp	202,598
59,308		Hudson City Bancorp, Inc	370,675
94,072		Huntington Bancshares, Inc	487,293
102,166		Keycorp	721,292
13,396		M&T Bank Corp	1,019,570
40,713		People’s United Financial, Inc	519,091
56,224		PNC Financial Services Group, Inc	3,019,791
140,374		Regions Financial Corp	551,670
56,907		SunTrust Banks, Inc	1,122,775
206,213		US Bancorp	5,276,990
567,243		Wells Fargo & Co	14,697,265
20,113		Zions Bancorporation	349,162

		TOTAL BANKS	31,809,256

CAPITAL GOODS - 7.9%
76,239		3M Co	6,024,406
79,632		Boeing Co	5,238,989
69,301		Caterpillar, Inc	6,546,172
20,749		Cummins, Inc	2,063,073
61,152		Danaher Corp	2,956,699
44,439		Deere & Co	3,372,920
19,771		Dover Corp	1,097,884
36,158		Eaton Corp	1,620,602
79,620		Emerson Electric Co	3,831,315
31,233	e	Fastenal Co	1,189,665
5,995		Flowserve Corp	555,677
18,693		Fluor Corp	1,062,697
38,882		General Dynamics Corp	2,495,836
1,138,833		General Electric Co	19,029,899
13,439		Goodrich Corp	1,648,025
84,077		Honeywell International, Inc	4,405,635
52,977		Illinois Tool Works, Inc	2,576,272
35,115		Ingersoll-Rand plc	1,093,130
19,507		ITT Industries, Inc	889,519

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,441	*	Jacobs Engineering Group, Inc	$521,511
11,270		Joy Global, Inc	982,744
11,415		L-3 Communications Holdings, Inc	773,709
29,582		Lockheed Martin Corp	2,245,274
37,111		Masco Corp	356,266
30,265		Northrop Grumman Corp	1,747,804
39,010		Paccar, Inc	1,686,792
12,426		Pall Corp	635,838
16,466		Parker Hannifin Corp	1,342,802
15,395		Precision Castparts Corp	2,511,694
24,101	*	Quanta Services, Inc	503,470
38,016		Raytheon Co	1,679,927
15,422		Rockwell Automation, Inc	1,043,298
16,500		Rockwell Collins, Inc	921,195
10,160		Roper Industries, Inc	823,976
6,321		Snap-On, Inc	339,248
18,105		Stanley Works	1,156,004
29,731		Textron, Inc	577,376
49,685		Tyco International Ltd	2,263,152
97,636		United Technologies Corp	7,613,654
6,638		W.W. Grainger, Inc	1,137,156

		TOTAL CAPITAL GOODS	98,561,305

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
10,816		Avery Dennison Corp	287,706
12,551		Cintas Corp	375,149
5,053		Dun & Bradstreet Corp	337,844
13,122		Equifax, Inc	461,238
21,451		Iron Mountain, Inc	663,479
21,861	e	Pitney Bowes, Inc	445,527
20,606		R.R. Donnelley & Sons Co	335,878
34,171		Republic Services, Inc	972,507
15,005		Robert Half International, Inc	396,582
9,497	*	Stericycle, Inc	793,759
50,391		Waste Management, Inc	1,659,376

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,729,045

CONSUMER DURABLES & APPAREL - 1.0%
31,049		Coach, Inc	2,020,358
28,486		DR Horton, Inc	317,049
8,004		Harman International Industries, Inc	345,453
14,122		Hasbro, Inc	537,483
15,607		Leggett & Platt, Inc	341,793
17,701		Lennar Corp (Class A)	292,775
36,823		Mattel, Inc	1,039,882
30,875		Newell Rubbermaid, Inc	456,950
40,821		Nike, Inc (Class B)	3,933,104
40,483	*	Pulte Homes, Inc	209,702
6,819		Ralph Lauren Corp	1,082,789
9,277		VF Corp	1,282,267
7,958		Whirlpool Corp	404,346

		TOTAL CONSUMER DURABLES & APPAREL	12,263,951

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.0%
13,048	*	Apollo Group, Inc (Class A)	$617,823
49,103		Carnival Corp	1,728,917
3,422	*	Chipotle Mexican Grill, Inc (Class A)	1,150,203
14,485		Darden Restaurants, Inc	693,542
6,840		DeVry, Inc	257,731
32,563		H&R Block, Inc	497,888
31,794		International Game Technology	559,256
29,784		Marriott International, Inc (Class A)	938,196
110,851		McDonald’s Corp	10,292,515
80,180		Starbucks Corp	3,394,821
20,248		Starwood Hotels & Resorts Worldwide, Inc	1,014,627
18,163		Wyndham Worldwide Corp	611,548
8,492		Wynn Resorts Ltd	1,127,738
49,877		Yum! Brands, Inc	2,671,911

		TOTAL CONSUMER SERVICES	25,556,716

DIVERSIFIED FINANCIALS - 6.3%
111,421		American Express Co	5,640,132
25,127		Ameriprise Financial, Inc	1,172,928
1,086,497		Bank of America Corp	7,420,775
131,544		Bank of New York Mellon Corp	2,799,256
10,782		BlackRock, Inc	1,701,292
49,287		Capital One Financial Corp	2,250,444
114,464		Charles Schwab Corp	1,405,618
313,503		Citigroup, Inc	9,903,560
7,103		CME Group, Inc	1,957,303
58,520		Discover Financial Services	1,378,731
27,194	*	E*Trade Financial Corp	295,055
9,566	e	Federated Investors, Inc (Class B)	186,920
15,538		Franklin Resources, Inc	1,656,817
54,347		Goldman Sachs Group, Inc	5,953,714
7,766	*	IntercontinentalExchange, Inc	1,008,648
48,972		Invesco Ltd	982,868
23,729		Janus Capital Group, Inc	155,662
418,897		JPMorgan Chase & Co	14,560,859
15,337		Legg Mason, Inc	421,768
20,985		Leucadia National Corp	563,028
21,652		Moody’s Corp	768,429
159,156		Morgan Stanley	2,807,512
15,144	*	Nasdaq Stock Market, Inc	379,357
25,666		Northern Trust Corp	1,038,703
27,758		NYSE Euronext	737,530
55,893		SLM Corp	764,057
57,000	e	SPDR Trust Series 1	7,150,650
54,177		State Street Corp	2,188,209
27,555		T Rowe Price Group, Inc	1,456,006

		TOTAL DIVERSIFIED FINANCIALS	78,705,831

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 12.2%
25,121	*	Alpha Natural Resources, Inc	$603,909
53,341		Anadarko Petroleum Corp	4,187,269
41,256		Apache Corp	4,110,335
46,872		Baker Hughes, Inc	2,718,107
11,392		Cabot Oil & Gas Corp	885,386
26,427	*	Cameron International Corp	1,298,623
70,593		Chesapeake Energy Corp	1,985,075
215,186		Chevron Corp	22,605,289
147,517		ConocoPhillips	10,274,559
24,025		Consol Energy, Inc	1,027,309
44,223	*	Denbury Resources, Inc	694,301
44,809		Devon Energy Corp	2,910,345
7,523	e	Diamond Offshore Drilling, Inc	493,057
82,795		El Paso Corp	2,070,703
28,872		EOG Resources, Inc	2,582,023
15,838		Equitable Resources, Inc	1,005,713
522,337		Exxon Mobil Corp	40,789,295
26,008	*	FMC Technologies, Inc	1,165,679
98,826		Halliburton Co	3,692,139
11,282		Helmerich & Payne, Inc	599,977
32,482		Hess Corp	2,032,074
76,749		Marathon Oil Corp	1,997,776
37,930		Marathon Petroleum Corp	1,361,687
20,810		Murphy Oil Corp	1,152,250
32,194	*	Nabors Industries Ltd	590,116
45,537		National Oilwell Varco, Inc	3,248,154
14,397	*	Newfield Exploration Co	579,623
27,092		Noble Corp	973,686
18,987		Noble Energy, Inc	1,696,299
87,327		Occidental Petroleum Corp	8,116,171
29,037		Peabody Energy Corp	1,259,335
12,378		Pioneer Natural Resources Co	1,038,514
18,795		Questar Market Resources, Inc	668,162
17,153		Range Resources Corp	1,180,813
13,954	*	Rowan Cos, Inc	481,273
144,866		Schlumberger Ltd	10,643,306
36,869	*	Southwestern Energy Co	1,549,973
69,900		Spectra Energy Corp	2,001,237
12,849		Sunoco, Inc	478,368
14,770	*	Tesoro Corp	383,134
61,005		Valero Energy Corp	1,500,723
63,215		Williams Cos, Inc	1,903,404

		TOTAL ENERGY	150,535,171

FOOD & STAPLES RETAILING - 2.3%
47,002		Costco Wholesale Corp	3,912,917
144,506		CVS Corp	5,245,568
65,333		Kroger Co	1,514,419
37,545		Safeway, Inc	727,247
22,120	e	Supervalu, Inc	177,402
63,160		Sysco Corp	1,750,795
96,970		Walgreen Co	3,219,404
188,855		Wal-Mart Stores, Inc	10,711,855
17,083		Whole Foods Market, Inc	1,232,026

		TOTAL FOOD & STAPLES RETAILING	28,491,633

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 6.3%
222,616		Altria Group, Inc	$6,133,071
72,261		Archer Daniels Midland Co	2,091,233
16,332		Beam, Inc	807,291
11,116		Brown-Forman Corp (Class B)	830,699
19,346		Campbell Soup Co	643,255
246,681		Coca-Cola Co	16,853,246
33,662		Coca-Cola Enterprises, Inc	902,815
44,581		ConAgra Foods, Inc	1,129,237
19,029	*	Constellation Brands, Inc (Class A)	384,766
20,756	*	Dean Foods Co	201,748
23,460		Dr Pepper Snapple Group, Inc	878,577
69,642		General Mills, Inc	2,683,306
34,576		H.J. Heinz Co	1,847,741
16,725		Hershey Co	957,172
15,054		Hormel Foods Corp	443,641
12,411		J.M. Smucker Co	955,895
26,676		Kellogg Co	1,446,106
189,763		Kraft Foods, Inc (Class A)	6,675,863
14,923		Lorillard, Inc	1,651,379
14,351		McCormick & Co, Inc	696,885
21,994		Mead Johnson Nutrition Co	1,580,269
17,495		Molson Coors Brewing Co (Class B)	740,738
170,034		PepsiCo, Inc	10,703,640
188,713		Philip Morris International, Inc	13,185,377
36,444		Reynolds American, Inc	1,409,654
63,403		Sara Lee Corp	1,128,573
31,789		Tyson Foods, Inc (Class A)	613,528

		TOTAL FOOD, BEVERAGE & TOBACCO	77,575,705

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
39,810		Aetna, Inc	1,582,846
29,032		AmerisourceBergen Corp	1,184,506
9,232		Bard (C.R.), Inc	793,490
61,069		Baxter International, Inc	3,357,574
23,495		Becton Dickinson & Co	1,838,014
161,994	*	Boston Scientific Corp	954,145
36,550		Cardinal Health, Inc	1,618,069
23,679	*	CareFusion Corp	606,182
15,721	*	Cerner Corp	997,183
28,632		Cigna Corp	1,269,543
16,192	*	Coventry Health Care, Inc	515,068
53,052		Covidien plc	2,495,566
10,039	*	DaVita, Inc	702,730
15,084		Dentsply International, Inc	557,505
12,524	*	Edwards Lifesciences Corp	944,560
52,401	*	Express Scripts, Inc	2,396,297
17,847		Humana, Inc	1,515,032
4,220	*	Intuitive Surgical, Inc	1,830,889

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

10,993	*	Laboratory Corp of America Holdings	$921,763
26,716		McKesson Corp	2,178,690
41,441	*	Medco Health Solutions, Inc	2,273,453
113,272		Medtronic, Inc	3,935,069
9,617		Patterson Cos, Inc	302,647
16,870		Quest Diagnostics, Inc	941,346
35,179		St. Jude Medical, Inc	1,371,981
35,485		Stryker Corp	1,700,086
55,771	*	Tenet Healthcare Corp	263,797
115,634		UnitedHealth Group, Inc	5,549,275
12,419	*	Varian Medical Systems, Inc	729,244
38,803		WellPoint, Inc	2,673,526
20,343	*	Zimmer Holdings, Inc	1,070,652

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	49,070,728

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
45,581		Avon Products, Inc	833,221
14,214		Clorox Co	951,485
52,330		Colgate-Palmolive Co	4,729,062
12,083		Estee Lauder Cos (Class A)	1,189,571
42,321		Kimberly-Clark Corp	2,950,197
295,203		Procter & Gamble Co	18,890,040

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	29,543,576

INSURANCE - 3.7%
36,324		ACE Ltd	2,620,777
49,809		Aflac, Inc	2,245,888
55,417		Allstate Corp	1,459,684
46,533	*	American International Group, Inc	1,148,900
35,211		AON Corp	1,641,537
10,064		Assurant, Inc	387,867
188,938	*	Berkshire Hathaway, Inc (Class B)	14,710,712
30,996		Chubb Corp	2,078,282
17,266		Cincinnati Financial Corp	499,678
55,478	*	Genworth Financial, Inc (Class A)	353,950
47,200		Hartford Financial Services Group, Inc	908,600
32,375		Lincoln National Corp	616,744
33,582		Loews Corp	1,333,205
58,033		Marsh & McLennan Cos, Inc	1,776,970
113,639		Metlife, Inc	3,995,547
34,051		Principal Financial Group	877,835
69,259		Progressive Corp	1,316,614
52,197		Prudential Financial, Inc	2,829,077
11,641		Torchmark Corp	476,466
45,005		Travelers Cos, Inc	2,626,042
32,618		UnumProvident Corp	777,613
34,852		XL Capital Ltd	757,682

		TOTAL INSURANCE	45,439,670

MATERIALS - 3.5%
22,911		Air Products & Chemicals, Inc	1,973,554
7,456		Airgas, Inc	514,091

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

14,745	e	AK Steel Holding Corp	$122,826
114,684		Alcoa, Inc	1,234,000
11,045		Allegheny Technologies, Inc	512,488
17,544		Ball Corp	606,496
10,828		Bemis Co, Inc	304,375
7,709		CF Industries Holdings, Inc	1,250,939
15,705		Cleveland-Cliffs, Inc	1,071,395
126,759		Dow Chemical Co	3,534,041
100,202		Du Pont (E.I.) de Nemours & Co	4,816,710
15,064		Eastman Chemical Co	591,865
25,041		Ecolab, Inc	1,348,207
7,603		FMC Corp	599,801
101,767		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,097,139
8,439		International Flavors & Fragrances, Inc	511,066
47,212		International Paper Co	1,307,773
18,465		MeadWestvaco Corp	515,358
57,461		Monsanto Co	4,180,288
30,000		Mosaic Co	1,756,800
53,113		Newmont Mining Corp	3,549,542
33,502		Nucor Corp	1,265,706
17,771	*	Owens-Illinois, Inc	356,842
16,759		PPG Industries, Inc	1,448,145
32,472		Praxair, Inc	3,301,428
17,344		Sealed Air Corp	308,723
9,369		Sherwin-Williams Co	774,910
12,906		Sigma-Aldrich Corp	845,085
9,489		Titanium Metals Corp	158,941
15,751	e	United States Steel Corp	399,445
13,353	e	Vulcan Materials Co	417,815

		TOTAL MATERIALS	43,675,794

MEDIA - 3.1%
23,595		Cablevision Systems Corp (Class A)	341,420
71,862		CBS Corp (Class B)	1,854,758
295,380		Comcast Corp (Class A)	6,926,661
79,338	*	DIRECTV	3,606,705
29,515	*	Discovery Communications, Inc (Class A)	1,282,722
26,910		Gannett Co, Inc	314,578
52,364		Interpublic Group of Cos, Inc	496,411
32,284		McGraw-Hill Cos, Inc	1,372,070
245,583		News Corp (Class A)	4,302,614
29,789		Omnicom Group, Inc	1,325,015
10,539		Scripps Networks Interactive (Class A)	447,697
34,953		Time Warner Cable, Inc	2,226,157
112,273		Time Warner, Inc	3,928,432
61,985		Viacom, Inc (Class B)	2,718,042
199,419		Walt Disney Co	6,955,734
545	e	Washington Post Co (Class B)	185,387

		TOTAL MEDIA	38,284,403

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
167,241		Abbott Laboratories	$9,009,273
37,073	*	Agilent Technologies, Inc	1,374,296
33,112		Allergan, Inc	2,785,381
99,114		Amgen, Inc	5,676,258
26,095	*	Biogen Idec, Inc	3,036,414
183,273		Bristol-Myers Squibb Co	5,789,594
49,307	*	Celgene Corp	3,196,573
109,363		Eli Lilly & Co	4,063,929
30,333	*	Forest Laboratories, Inc	949,423
83,151	*	Gilead Sciences, Inc	3,464,071
17,750	*	Hospira, Inc	558,238
294,407		Johnson & Johnson	18,956,866
18,965	*	Life Technologies Corp	771,307
330,674		Merck & Co, Inc	11,408,253
46,540	*	Mylan Laboratories, Inc	910,788
12,343		PerkinElmer, Inc	255,130
838,222		Pfizer, Inc	16,144,156
41,116	*	Thermo Electron Corp	2,066,901
9,710	*	Waters Corp	777,965
13,404	*	Watson Pharmaceuticals, Inc	900,213

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	92,095,029

REAL ESTATE - 1.8%
49,352		AMB Property Corp	1,468,716
13,164		Apartment Investment & Management Co (Class A)	324,756
10,041		AvalonBay Communities, Inc	1,342,381
15,704		Boston Properties, Inc	1,554,539
34,620	*	CBRE Group, Inc	615,544
31,678		Equity Residential	1,858,865
43,774		HCP, Inc	1,744,394
19,021		Health Care REIT, Inc	1,002,216
75,228		Host Marriott Corp	1,073,504
43,766		Kimco Realty Corp	764,592
17,817		Plum Creek Timber Co, Inc	670,988
15,315		Public Storage, Inc	1,976,401
31,550		Simon Property Group, Inc	4,052,282
30,953		Ventas, Inc	1,721,296
19,587		Vornado Realty Trust	1,621,999
58,271		Weyerhaeuser Co	1,047,713

		TOTAL REAL ESTATE	22,840,186

RETAILING - 3.8%
9,412		Abercrombie & Fitch Co (Class A)	700,253
39,018	*	Amazon.com, Inc	8,330,733
5,250	*,e	Autonation, Inc	204,435
3,185	*	Autozone, Inc	1,030,634
26,164	*	Bed Bath & Beyond, Inc	1,617,982
33,707		Best Buy Co, Inc	884,135
6,947	*	Big Lots, Inc	261,832
24,083	*	Carmax, Inc	723,935
21,700		Expedia, Inc	569,842
13,157	e	Family Dollar Stores, Inc	771,395
15,407	*,e	GameStop Corp (Class A)	393,957

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

36,826		Gap, Inc	$696,011
16,684		Genuine Parts Co	958,162
168,081		Home Depot, Inc	6,017,301
15,163	e	JC Penney Co, Inc	486,429
30,007		Kohl’s Corp	1,590,671
26,740		Limited Brands, Inc	1,142,065
135,309		Lowe’s Cos, Inc	2,844,195
45,923		Macy’s, Inc	1,402,029
5,578	*,e	NetFlix, Inc	457,842
17,328		Nordstrom, Inc	878,356
14,605	*	O’Reilly Automotive, Inc	1,110,710
5,362	*	Priceline.com, Inc	2,722,395
12,391		Ross Stores, Inc	1,087,062
4,381	*,e	Sears Holdings Corp	342,507
75,424		Staples, Inc	1,128,343
72,472		Target Corp	3,967,843
13,648		Tiffany & Co	1,088,155
40,906		TJX Companies, Inc	2,410,591
14,221	*	Urban Outfitters, Inc	387,522

		TOTAL RETAILING	46,207,322

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
64,063	*	Advanced Micro Devices, Inc	373,487
34,590		Altera Corp	1,311,653
31,763		Analog Devices, Inc	1,161,573
141,533		Applied Materials, Inc	1,743,687
52,071		Broadcom Corp (Class A)	1,879,242
6,728	*,e	First Solar, Inc	334,853
564,148		Intel Corp	13,844,191
17,792		Kla-Tencor Corp	837,825
24,332		Linear Technology Corp	786,167
63,114	*	LSI Logic Corp	394,463
29,086	*	MEMC Electronic Materials, Inc	174,225
20,346	e	Microchip Technology, Inc	735,711
106,583	*	Micron Technology, Inc	595,799
7,378	*	Novellus Systems, Inc	254,910
64,393	*	Nvidia Corp	953,016
20,212	*	Teradyne, Inc	289,436
124,152		Texas Instruments, Inc	3,815,191
28,149		Xilinx, Inc	941,866

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,427,295

SOFTWARE & SERVICES - 9.7%
69,249		Accenture plc	4,172,945
53,121	*	Adobe Systems, Inc	1,562,289
20,012	*	Akamai Technologies, Inc	539,123
24,507	*	Autodesk, Inc	847,942
52,928		Automatic Data Processing, Inc	2,769,722
18,910	*	BMC Software, Inc	657,312
40,401		CA, Inc	875,086
20,242	*	Citrix Systems, Inc	1,474,225
32,637	*	Cognizant Technology Solutions Corp (Class A)	2,374,342

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

16,124		Computer Sciences Corp	$507,261
23,279	*	Compuware Corp	196,708
123,257	*	eBay, Inc	3,923,270
35,232	*	Electronic Arts, Inc	822,667
26,311		Fidelity National Information Services, Inc	688,822
15,256	*	Fiserv, Inc	898,121
27,058	*	Google, Inc (Class A)	16,035,654
128,304		International Business Machines Corp	23,688,767
32,739		Intuit, Inc	1,757,102
11,487		Mastercard, Inc (Class A)	3,988,746
801,091		Microsoft Corp	21,333,052
16,963	*	Monster Worldwide, Inc	156,568
424,492		Oracle Corp	13,910,603
34,117		Paychex, Inc	994,169
20,517	*	Red Hat, Inc	1,018,669
29,163	*	SAIC, Inc	362,496
14,585	*	Salesforce.com, Inc	1,942,284
80,050	*	Symantec Corp	1,361,651
17,894	*	Teradata Corp	1,067,556
17,610		Total System Services, Inc	350,263
17,575		VeriSign, Inc	563,982
54,966		Visa, Inc (Class A)	5,126,129
67,004		Western Union Co	1,170,560
136,256	*	Yahoo!, Inc	2,131,044

		TOTAL SOFTWARE & SERVICES	119,269,130

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
18,665		Amphenol Corp (Class A)	886,401
99,598	*	Apple, Inc	40,315,278
590,936		Cisco Systems, Inc	10,950,044
168,862		Corning, Inc	2,413,039
166,669	*	Dell, Inc	2,635,037
221,881	*	EMC Corp	5,438,303
8,631	*	F5 Networks, Inc	897,192
17,130		Flir Systems, Inc	450,519
12,990		Harris Corp	490,373
222,866		Hewlett-Packard Co	5,930,464
21,099		Jabil Circuit, Inc	433,795
26,317	*	JDS Uniphase Corp	315,804
56,879	*	Juniper Networks, Inc	1,391,829
8,631	*	Lexmark International, Inc (Class A)	273,603
14,571	e	Molex, Inc	359,758
27,774	*	Motorola Mobility Holdings, Inc	1,079,853
32,068		Motorola, Inc	1,504,310
39,582	*	NetApp, Inc	1,621,279
180,473		Qualcomm, Inc	9,312,407
25,652	*	SanDisk Corp	1,299,787
38,322		Tellabs, Inc	165,934
46,259		Tyco Electronics Ltd	1,644,507
24,689	*	Western Digital Corp	657,715
148,489		Xerox Corp	1,214,640

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	91,681,871

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 3.0%
42,537	*	American Tower Corp (Class A)	$2,343,788
636,654		AT&T, Inc	18,660,328
66,555		CenturyTel, Inc	2,346,729
105,388		Frontier Communications Corp	659,729
31,252	*	MetroPCS Communications, Inc	265,642
318,194	*	Sprint Nextel Corp	817,759
304,114		Verizon Communications, Inc	11,246,136
54,205		Windstream Corp	659,675

		TOTAL TELECOMMUNICATION SERVICES	36,999,786

TRANSPORTATION - 2.0%
17,971		CH Robinson Worldwide, Inc	1,247,727
117,708		CSX Corp	2,614,295
22,496		Expeditors International Washington, Inc	1,025,818
33,833		FedEx Corp	2,768,554
37,420		Norfolk Southern Corp	2,768,706
5,160		Ryder System, Inc	262,850
87,397		Southwest Airlines Co	747,244
52,446		Union Pacific Corp	5,222,048
105,381		United Parcel Service, Inc (Class B)	7,401,961

		TOTAL TRANSPORTATION	24,059,203

UTILITIES - 3.7%
68,245	*	AES Corp	765,709
25,514		Ameren Corp	813,386
51,688		American Electric Power Co, Inc	2,030,305
45,088		Centerpoint Energy, Inc	939,634
27,080		CMS Energy Corp	563,806
31,426		Consolidated Edison, Inc	1,818,623
21,268		Constellation Energy Group, Inc	844,340
61,475		Dominion Resources, Inc	3,171,496
18,422		DTE Energy Co	959,970
143,482		Duke Energy Corp	2,929,902
34,522		Edison International	1,401,593
18,872		Entergy Corp	1,305,376
71,319		Exelon Corp	3,165,851
44,865		FirstEnergy Corp	2,017,130
8,832		Integrys Energy Group, Inc	467,301
45,585		NextEra Energy, Inc	2,570,994
5,134		Nicor, Inc	288,788
29,971		NiSource, Inc	662,059
18,839		Northeast Utilities	651,264
25,481	*	NRG Energy, Inc	545,803
11,100		Oneok, Inc	844,155
25,118		Pepco Holdings, Inc	497,336
42,936		PG&E Corp	1,841,954
12,227		Pinnacle West Capital Corp	557,307
62,019		PPL Corp	1,821,498
31,857		Progress Energy, Inc	1,659,750
54,345		Public Service Enterprise Group, Inc	1,831,427

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

12,469		SCANA Corp	$527,189
25,366		Sempra Energy	1,362,915
92,412		Southern Co	3,992,199
24,009		TECO Energy, Inc	445,847
25,538		Wisconsin Energy Corp	828,197
52,274		Xcel Energy, Inc	1,351,283

		TOTAL UTILITIES	45,474,387

		TOTAL COMMON STOCKS	1,233,817,326

		(Cost $1,225,160,828)

SHORT-TERM INVESTMENTS - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
10,914,750	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	10,914,750

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,914,750

		TOTAL SHORT-TERM INVESTMENTS	10,914,750

		(Cost $10,914,750)

		TOTAL INVESTMENTS - 100.7%	1,244,732,076
		(Cost $1,236,075,578)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(8,116,526)

		NET ASSETS - 100.0%	$1,236,615,550

Abbreviation(s):
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
46,069	*	American Axle & Manufacturing Holdings, Inc	$446,409
15,580	*	Amerigon, Inc (Class A)	238,997
43,594		Cooper Tire & Rubber Co	624,702
101,755	*	Dana Holding Corp	1,438,816
7,710	*	Dorman Products, Inc	293,828
13,029		Drew Industries, Inc	313,087
55,530	*	Exide Technologies	249,885
11,759	*	Fuel Systems Solutions, Inc	274,455
31,993	*	Modine Manufacturing Co	338,166
8,582	*	Motorcar Parts of America, Inc	85,133
3,652		Shiloh Industries, Inc	28,851
21,547		Spartan Motors, Inc	105,580
13,338		Standard Motor Products, Inc	207,406
18,634	*	Stoneridge, Inc	146,650
16,234		Superior Industries International, Inc	296,920
42,152	*	Tenneco, Inc	1,379,213
4,600	*	Tower International, Inc	56,626
20,738	*,e	Winnebago Industries, Inc	168,807

		TOTAL AUTOMOBILES & COMPONENTS	6,693,531

BANKS - 7.2%
10,199		1st Source Corp	245,184
19,523	*	1st United Bancorp, Inc	101,129
3,530		Alliance Financial Corp	108,689
16,507	*	Ameris Bancorp	165,895
5,674	e	Ames National Corp	104,515
8,060	*	Apollo Residential Mortgage	131,459
7,295	e	Arrow Financial Corp	170,265
60,797		Astoria Financial Corp	504,615
4,527		Bancfirst Corp	175,195
19,565		Banco Latinoamericano de Exportaciones S.A. (Class E)	317,931
2,458	e	Bancorp Rhode Island, Inc	107,169
58,281	e	Bancorpsouth, Inc	569,405
27,700		Bank Mutual Corp	92,241
4,158	e	Bank of Kentucky Financial Corp	89,813
3,798		Bank of Marin Bancorp	134,601
19,415	e	Bank of the Ozarks, Inc	482,851
14,300		BankFinancial Corp	114,400
11,743		Banner Corp	206,325
22,512	*	Beneficial Mutual Bancorp, Inc	184,824
12,264		Berkshire Hills Bancorp, Inc	245,525
5,626	*	BofI Holding, Inc	86,078
53,879		Boston Private Financial Holdings, Inc	408,403
4,763		Bridge Bancorp, Inc	91,688

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,473	*	Bridge Capital Holdings	$71,397
40,650		Brookline Bancorp, Inc	339,834
7,848		Bryn Mawr Bank Corp	144,089
5,599		Camden National Corp	166,178
7,650	*	Cape Bancorp, Inc	58,140
10,208	*,e	Capital Bank Corp	21,437
8,226	e	Capital City Bank Group, Inc	83,823
19,947		Cardinal Financial Corp	214,231
4,317	*,e	Cascade Bancorp	22,837
54,198		Cathay General Bancorp	758,230
8,770		Center Bancorp, Inc	81,386
24,692	*	Center Financial	162,226
21,732		Centerstate Banks of Florida, Inc	123,438
10,575	*	Central Pacific Financial Corp	128,909
2,420		Century Bancorp, Inc	65,509
4,875	e	Charter Financial Corp	45,679
18,987		Chemical Financial Corp	382,208
8,818		Citizens & Northern Corp	146,114
10,427	e	City Holding Co	342,631
6,948		Clifton Savings Bancorp, Inc	70,731
8,706		CNB Financial Corp	124,670
22,442		CoBiz, Inc	118,943
27,237		Columbia Banking System, Inc	519,410
25,747		Community Bank System, Inc	658,093
9,349		Community Trust Bancorp, Inc	264,857
62,773	e	CVB Financial Corp	609,526
22,321		Dime Community Bancshares	266,066
88,663	*	Doral Financial Corp	106,396
11,406	*,e	Eagle Bancorp, Inc	158,201
5,579	*	Encore Bancshares, Inc	65,609
4,190	e	Enterprise Bancorp, Inc	60,336
10,675		Enterprise Financial Services Corp	164,715
9,031		ESB Financial Corp	125,079
8,176		ESSA Bancorp, Inc	90,263
7,042		Federal Agricultural Mortgage Corp (Class C)	142,108
10,038		Financial Institutions, Inc	164,422
10,989		First Bancorp (NC)	139,341
6,044	e	First Bancorp, Inc	86,973
52,621		First Busey Corp	268,367
72,367		First Commonwealth Financial Corp	333,612
10,971		First Community Bancshares, Inc	131,762
12,530	*,e	First Connecticut Bancorp	147,353
7,031	*	First Defiance Financial Corp	99,911
40,166		First Financial Bancorp	658,722
21,518	e	First Financial Bankshares, Inc	683,412
7,944		First Financial Corp	261,040
12,745		First Financial Holdings, Inc	94,950
9,271		First Interstate Bancsystem, Inc	117,185
18,658		First Merchants Corp	150,383
51,758		First Midwest Bancorp, Inc	466,340
5,602		First of Long Island Corp	143,131
6,154		First Pactrust Bancorp, Inc	77,417

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

75,683		FirstMerit Corp	$1,060,319
141,034	*	Flagstar Bancorp, Inc	110,007
21,316		Flushing Financial Corp	261,334
87,891		FNB Corp	886,820
10,535		Fox Chase Bancorp, Inc	133,373
9,993	*	Franklin Financial Corp	111,822
9,251	e	German American Bancorp, Inc	160,690
50,438		Glacier Bancorp, Inc	572,471
7,020		Great Southern Bancorp, Inc	139,628
7,005	*,e	Hampton Roads Bankshares, Inc	30,752
53,134		Hancock Holding Co	1,609,960
109,232	*,e	Hanmi Financial Corp	109,232
9,101		Heartland Financial USA, Inc	142,249
15,044	*	Heritage Commerce Corp	72,663
11,288		Heritage Financial Corp	142,342
15,334		Home Bancshares, Inc	359,582
11,392		Home Federal Bancorp, Inc	114,490
10,259		Hudson Valley Holding Corp	222,825
20,383		IBERIABANK Corp	1,054,209
14,609	e	Independent Bank Corp	378,665
37,152		International Bancshares Corp	673,194
32,016	*	Investors Bancorp, Inc	444,382
9,601		Kearny Financial Corp	93,418
15,977		Lakeland Bancorp, Inc	148,426
11,057		Lakeland Financial Corp	264,152
14,736		MainSource Financial Group, Inc	138,224
38,046		MB Financial, Inc	630,422
3,624		Merchants Bancshares, Inc	103,175
6,569	*	Meridian Interstate Bancorp, Inc	85,594
127,553	*	MGIC Investment Corp	339,291
5,877	e	Midsouth Bancorp, Inc	80,691
27,421	*	Nara Bancorp, Inc	232,530
5,048	e	National Bankshares, Inc	141,092
84,949		National Penn Bancshares, Inc	662,602
23,523		NBT Bancorp, Inc	506,215
11,663	e	Northfield Bancorp, Inc	161,066
73,300		Northwest Bancshares, Inc	914,050
10,104		OceanFirst Financial Corp	131,756
51,280	*	Ocwen Financial Corp	743,559
65,854		Old National Bancorp	761,931
7,466	*	OmniAmerican Bancorp, Inc	110,124
31,364		Oriental Financial Group, Inc	332,145
35,586		Oritani Financial Corp	461,195
4,889	e	Orrstown Financial Services, Inc	44,783
2,186	*,e	Pacific Capital Bancorp	56,596
13,789		Pacific Continental Corp	119,551
21,058		PacWest Bancorp	371,463
8,889	e	Park National Corp	530,762
20,599	*	Park Sterling Bank	79,306
2,710	e	Penns Woods Bancorp, Inc	99,538
8,197	*	Pennsylvania Commerce Bancorp, Inc	67,789
7,887		Peoples Bancorp, Inc	104,345

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,929	*	Pinnacle Financial Partners, Inc	$359,174
109,958	*,e	PMI Group, Inc	34,307
41,494		PrivateBancorp, Inc	452,285
32,578		Prosperity Bancshares, Inc	1,253,927
42,043		Provident Financial Services, Inc	544,456
25,887		Provident New York Bancorp	179,915
90,104	e	Radian Group, Inc	211,744
18,161		Renasant Corp	261,882
7,036		Republic Bancorp, Inc (Class A)	143,112
19,543		Rockville Financial, Inc	196,407
5,766		Roma Financial Corp	55,757
19,128	e	S&T Bancorp, Inc	357,120
8,630	e	S.Y. Bancorp, Inc	177,605
17,211		Sandy Spring Bancorp, Inc	292,759
9,529		SCBT Financial Corp	281,391
52,467	*	Seacoast Banking Corp of Florida	78,176
7,949	e	Sierra Bancorp	86,962
32,026	*	Signature Bank	1,785,449
11,888		Simmons First National Corp (Class A)	308,612
11,105	e	Southside Bancshares, Inc	228,430
9,904		Southwest Bancorp, Inc	46,549
11,195		State Bancorp, Inc	132,437
21,602	*	State Bank & Trust Co	311,933
16,290		StellarOne Corp	195,317
22,415		Sterling Bancorp	184,924
18,095	*	Sterling Financial Corp	271,606
4,534		Suffolk Bancorp	38,584
27,094	*,e	Sun Bancorp, Inc	80,469
108,196		Susquehanna Bancshares, Inc	785,503
29,745	*	SVB Financial Group	1,366,485
6,631	*,e	Taylor Capital Group, Inc	61,602
7,726		Territorial Bancorp, Inc	151,816
25,756	*	Texas Capital Bancshares, Inc	721,168
20,796	*	The Bancorp, Inc	167,200
5,786	e	Tompkins Trustco, Inc	228,142
7,567		Tower Bancorp, Inc	194,623
17,089	e	TowneBank	212,929
9,685	e	Trico Bancshares	143,629
58,185		Trustco Bank Corp NY	288,598
44,224	e	Trustmark Corp	979,119
21,987		UMB Financial Corp	810,661
79,355		Umpqua Holdings Corp	908,615
14,669		Union Bankshares Corp	188,057
34,435	e	United Bankshares, Inc	817,487
29,945	*,e	United Community Banks, Inc	221,294
10,901		United Financial Bancorp, Inc	175,942
11,823		Univest Corp of Pennsylvania	179,828
23,706		ViewPoint Financial Group	305,096
15,606	*	Virginia Commerce Bancorp	99,254
7,680	*	Walker & Dunlop, Inc	97,536
10,627		Washington Banking Co	125,611
10,389		Washington Trust Bancorp, Inc	243,934

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,934		Webster Financial Corp	$980,704
15,876		WesBanco, Inc	315,297
10,920		West Bancorporation, Inc	107,453
13,637	*	West Coast Bancorp	203,600
19,764	e	Westamerica Bancorporation	885,822
47,668	*	Western Alliance Bancorp	309,842
20,943		Westfield Financial, Inc	148,905
41,095	*	Wilshire Bancorp, Inc	140,545
24,312		Wintrust Financial Corp	702,131
4,644		WSFS Financial Corp	184,599

		TOTAL BANKS	55,076,936

CAPITAL GOODS - 9.0%
29,111	*,e	3D Systems Corp	473,636
26,443		A.O. Smith Corp	982,622
58,282	*,e	A123 Systems, Inc	199,907
12,918	e	Aaon, Inc	273,474
27,511		AAR Corp	548,294
28,187	*	Accuride Corp	178,142
18,761		Aceto Corp	118,945
57,862	*,e	Active Power, Inc	52,741
47,548		Actuant Corp (Class A)	1,069,829
30,132		Acuity Brands, Inc	1,395,113
27,272	*	Aegion Corp	403,353
11,494	*	Aerovironment, Inc	379,647
40,509		Aircastle Ltd	491,374
4,849		Alamo Group, Inc	115,649
19,341		Albany International Corp (Class A)	436,913
18,233	*	Altra Holdings, Inc	268,025
11,160	*	Ameresco, Inc	122,648
6,790	*	American Railcar Industries, Inc	149,787
6,316		American Science & Engineering, Inc	429,614
30,097	*,e	American Superconductor Corp	131,223
6,324		American Woodmark Corp	107,571
5,930		Ampco-Pittsburgh Corp	124,471
19,501		Apogee Enterprises, Inc	212,951
29,245		Applied Industrial Technologies, Inc	983,217
4,448		Argan, Inc	60,493
64,632	*	ArvinMeritor, Inc	615,297
13,997	*	Astec Industries, Inc	465,400
6,986	*	Astronics Corp	212,374
8,767		AZZ, Inc	391,534
10,412	e	Badger Meter, Inc	340,889
37,181		Barnes Group, Inc	865,202
32,233	*	Beacon Roofing Supply, Inc	594,054
33,205		Belden CDT, Inc	1,071,857
7,887	*	Berliner Communications, Inc	36,832
33,771	*	Blount International, Inc	524,464
32,794		Brady Corp (Class A)	1,007,432
35,160		Briggs & Stratton Corp	513,336
73,404	*,e	Broadwind Energy, Inc	30,132
32,692	*,e	Builders FirstSource, Inc	53,288

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,747	*	CAI International, Inc	$136,541
175,538	*,e	Capstone Turbine Corp	191,336
6,122		Cascade Corp	263,858
17,097	*	Ceradyne, Inc	572,066
20,266	*	Chart Industries, Inc	1,145,231
11,839		CIRCOR International, Inc	412,234
35,043		Clarcor, Inc	1,698,884
5,774	*	Coleman Cable, Inc	58,722
16,972	*,e	Colfax Corp	428,713
13,600	*	Columbus McKinnon Corp	203,864
26,444		Comfort Systems USA, Inc	290,884
20,786	*	Commercial Vehicle Group, Inc	229,270
11,128		Cubic Corp	524,351
32,070		Curtiss-Wright Corp	1,051,255
24,566	*	DigitalGlobe, Inc	501,146
12,049		Douglas Dynamics, Inc	180,976
6,893		Ducommun, Inc	98,363
6,070	*	DXP Enterprises, Inc	151,629
24,388	*	Dycom Industries, Inc	473,859
9,476		Dynamic Materials Corp	205,629
46,264		EMCOR Group, Inc	1,159,837
13,067	e	Encore Wire Corp	347,321
31,088	*,e	Energy Recovery, Inc	95,440
34,626	*	EnerSys	780,124
14,459	*	EnPro Industries, Inc	497,968
18,490		ESCO Technologies, Inc	565,239
12,369	*,e	Essex Rental Corp	35,252
21,165	*	Esterline Technologies Corp	1,183,124
44,940		Federal Signal Corp	212,117
33,987	*	Flow International Corp	88,026
51,501	*	Force Protection, Inc	189,524
16,045		Franklin Electric Co, Inc	736,786
8,547	*	Freightcar America, Inc	161,966
89,778	*,e	FuelCell Energy, Inc	96,062
26,517	*	Furmanite Corp	176,868
39,758	*,e	GenCorp, Inc	193,224
17,020	*	Generac Holdings, Inc	389,077
15,632	*	GeoEye, Inc	524,766
21,745	*	Gibraltar Industries, Inc	242,674
10,627	*	Global Power Equipment Group, Inc	281,722
10,559		Gorman-Rupp Co	283,720
6,839		Graham Corp	157,571
26,916		Granite Construction, Inc	605,610
42,652		Great Lakes Dredge & Dock Corp	219,658
12,724	*	Greenbrier Cos, Inc	236,794
33,671	*	Griffon Corp	318,864
20,021	*	H&E Equipment Services, Inc	219,630
29,009	e	Heico Corp	1,654,093
68,225	*	Hexcel Corp	1,685,839
12,115		Houston Wire & Cable Co	154,709
4,659	*	Hurco Cos, Inc	121,693

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,530	*	II-VI, Inc	$675,425
12,194		Insteel Industries, Inc	125,720
22,874	*	Interline Brands, Inc	340,823
19,564		John Bean Technologies Corp	315,763
8,964	*	Kadant, Inc	194,071
18,269		Kaman Corp	607,444
22,468		Kaydon Corp	706,843
13,299	*,e	KEYW Holding Corp	111,712
22,320	*	Kratos Defense & Security Solutions, Inc	141,286
2,812		Lawson Products, Inc	46,876
13,497	*	Layne Christensen Co	339,989
6,297		LB Foster Co (Class A)	160,574
8,780		Lindsay Manufacturing Co	510,118
6,452	*	LMI Aerospace, Inc	129,750
13,808		LSI Industries, Inc	92,928
11,340	*	Lydall, Inc	124,286
38,881	*	Mastec, Inc	840,607
9,592		Met-Pro Corp	86,424
5,813	*	Michael Baker Corp	119,632
13,086	*	Middleby Corp	1,102,887
8,413		Miller Industries, Inc	171,962
31,441	*	Moog, Inc (Class A)	1,217,710
26,120		Mueller Industries, Inc	1,056,554
108,861		Mueller Water Products, Inc (Class A)	299,368
13,702	*	MYR Group, Inc	264,312
3,945		Nacco Industries, Inc (Class A)	323,885
3,289	e	National Presto Industries, Inc	314,100
13,609	*	NCI Building Systems, Inc	123,978
12,120	*	NN, Inc	107,141
6,148	*	Northwest Pipe Co	163,967
1,883	*	Omega Flex, Inc	22,201
40,659	*	Orbital Sciences Corp	628,588
19,545	*	Orion Marine Group, Inc	132,711
21,428	*	Perini Corp	311,349
12,275	*	Pike Electric Corp	93,413
12,571	*	PMFG, Inc	257,077
5,926	*	Powell Industries, Inc	199,173
13,913	*,e	PowerSecure International, Inc	59,130
1,801		Preformed Line Products Co	115,894
18,107		Primoris Services Corp	235,753
26,300		Quanex Building Products Corp	387,925
12,430		Raven Industries, Inc	745,924
15,290	*	RBC Bearings, Inc	619,245
27,303		Robbins & Myers, Inc	1,220,170
47,392	*	RSC Holdings, Inc	462,546
22,208	*	Rush Enterprises, Inc (Class A)	428,614
53,729	*,e	SatCon Technology Corp	56,953
7,987	*	Sauer-Danfoss, Inc	309,257
215		Seaboard Corp	472,570
8,281		SeaCube Container Leasing Ltd	115,106
28,653		Simpson Manufacturing Co, Inc	878,501
8,507		Standex International Corp	328,455

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,937	*	Sterling Construction Co, Inc	$148,616
13,767		Sun Hydraulics Corp	395,939
13,530	e	TAL International Group, Inc	376,540
42,031	*	Taser International, Inc	208,894
13,361	*	Tecumseh Products Co (Class A)	84,976
25,460	*	Teledyne Technologies, Inc	1,386,806
13,413		Tennant Co	518,949
7,204		Textainer Group Holdings Ltd	197,750
7,240	*	Thermon Group Holdings	114,971
28,904	e	Titan International, Inc	650,340
10,711	*	Titan Machinery, Inc	249,888
16,607		Tredegar Corp	321,678
11,244	*,e	Trex Co, Inc	207,789
17,404	*	Trimas Corp	339,204
25,892		Triumph Group, Inc	1,504,325
5,674	e	Twin Disc, Inc	220,719
43,442	*,e	United Rentals, Inc	1,016,977
13,379		Universal Forest Products, Inc	375,549
49,379	*,e	USG Corp	457,250
48,706	*,e	Valence Technology, Inc	46,709
14,178		Vicor Corp	129,729
47,275	*	Wabash National Corp	326,198
19,523	e	Watsco, Inc	1,203,787
21,125		Watts Water Technologies, Inc (Class A)	665,226
42,690		Woodward Governor Co	1,446,338
7,939	*,e	Xerium Technologies, Inc	82,248

		TOTAL CAPITAL GOODS	70,439,924

COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
36,801		ABM Industries, Inc	744,116
29,703	*	Acacia Research (Acacia Technologies)	1,183,369
38,310	*	ACCO Brands Corp	263,190
15,773		Administaff, Inc	406,628
10,905	*	Advisory Board Co	667,931
12,209		American Ecology Corp	220,495
26,289	*	American Reprographics Co	104,893
6,946	*	AT Cross Co	84,463
4,520		Barrett Business Services, Inc	71,732
32,358		Brink’s Co	899,229
17,396	*	Casella Waste Systems, Inc (Class A)	109,247
27,027	*,e	CBIZ, Inc	171,081
8,734		CDI Corp	114,677
40,603	*,e	Cenveo, Inc	152,261
32,369	*	Clean Harbors, Inc	1,886,143
780		Compx International, Inc	11,903
6,193	*	Consolidated Graphics, Inc	282,153
57,172	*,e	Coolbrands International, Inc	249,270
23,817		Corporate Executive Board Co	871,464
17,515	*	CoStar Group, Inc	1,077,698
7,434		Courier Corp	64,601
7,931	*	CRA International, Inc	153,227
35,424		Deluxe Corp	836,715

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,599	*	Dolan Media Co	$188,991
55,725	*	EnergySolutions, Inc	210,083
16,812	*,e	EnerNOC, Inc	149,122
18,690		Ennis, Inc	273,435
9,618	*	Exponent, Inc	463,395
8,096	*	Franklin Covey Co	78,045
29,105	*	FTI Consulting, Inc	1,147,029
11,505	*	Fuel Tech, Inc	63,738
12,965		G & K Services, Inc (Class A)	393,617
45,162	*	Geo Group, Inc	823,303
10,648	*	GP Strategies Corp	125,859
45,774		Healthcare Services Group	794,179
12,551		Heidrick & Struggles International, Inc	248,259
3,420	*	Heritage-Crystal Clean, Inc	54,515
39,488		Herman Miller, Inc	815,427
20,774	*,e	Higher One Holdings, Inc	366,453
18,722	*	Hill International, Inc	104,843
30,859	e	HNI Corp	742,159
23,999	*	Hudson Highland Group, Inc	111,115
15,593	*	Huron Consulting Group, Inc	561,504
13,376	*	ICF International, Inc	312,731
103,145	*	ICO Global Communications Holdings Ltd	255,800
18,649	*,e	Innerworkings, Inc	168,773
36,318		Interface, Inc (Class A)	473,587
6,643	e	Intersections, Inc	112,200
18,247		Kelly Services, Inc (Class A)	298,338
22,950	*	Kforce, Inc	292,842
21,353		Kimball International, Inc (Class B)	120,217
32,977		Knoll, Inc	502,899
32,706	*	Korn/Ferry International	522,315
7,366	*	M&F Worldwide Corp	182,382
16,766		McGrath RentCorp	447,988
29,242	*	Metalico, Inc	132,174
18,952		Mine Safety Appliances Co	635,840
10,525	*	Mistras Group, Inc	229,445
25,952	*	Mobile Mini, Inc	470,769
8,073		Multi-Color Corp	214,015
36,188	*	Navigant Consulting, Inc	410,010
48,509	*,e	Odyssey Marine Exploration, Inc	138,251
26,424	*	On Assignment, Inc	285,115
17,276	e	Quad	340,683
31,946		Resources Connection, Inc	354,281
44,010		Rollins, Inc	958,538
6,909	*	RPX Corp	107,504
7,829		Schawk, Inc (Class A)	105,613
11,652	*	School Specialty, Inc	89,138
11,323	*	Standard Parking Corp	199,172
55,564		Steelcase, Inc (Class A)	411,729
28,804	*	SYKES Enterprises, Inc	458,848
13,710	*	Team, Inc	342,887
43,036	*	Tetra Tech, Inc	939,476
9,305	*	TMS International Corp	79,930

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,784	*	TRC Cos, Inc	$55,866
30,574	*	TrueBlue, Inc	404,188
9,901		Unifirst Corp	518,317
31,786		United Stationers, Inc	1,011,113
14,655		Viad Corp	306,729
2,344		VSE Corp	57,006
12,141	*	WCA Waste Corp	57,791

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	31,346,057

CONSUMER DURABLES & APPAREL - 3.2%
28,469	e	American Greetings Corp (Class A)	455,789
8,416	*	Arctic Cat, Inc	170,929
43,665	*	Ascena Retail Group, Inc	1,261,919
53,364	*,e	Beazer Homes USA, Inc	114,733
3,597		Blyth, Inc	200,821
61,831		Brunswick Corp	1,091,936
46,424		Callaway Golf Co	269,723
34,149	*	Carter’s, Inc	1,300,735
4,760	*	Cavco Industries, Inc	214,343
5,865	e	Cherokee, Inc	77,066
9,597	*,e	Clarus Corp	82,822
8,382	e	Columbia Sportswear Co	450,449
59,232	*	CROCS, Inc	1,046,629
5,065		CSS Industries, Inc	106,770
4,922	*	Delta Apparel, Inc	88,645
188,398	*,e	Eastman Kodak Co	209,122
16,748	e	Ethan Allen Interiors, Inc	331,610
31,001	*	Furniture Brands International, Inc	59,212
11,328	*	G-III Apparel Group Ltd	319,336
21,203	*	Helen of Troy Ltd	613,402
32,021	*,e	Hovnanian Enterprises, Inc (Class A)	46,110
50,438	*	Iconix Brand Group, Inc	905,362
16,454	*,e	iRobot Corp	557,132
18,721		Jakks Pacific, Inc	355,137
3,029	*	Johnson Outdoors, Inc	56,309
60,255		Jones Apparel Group, Inc	673,048
53,410	e	KB Home	372,268
5,302	*	Kenneth Cole Productions, Inc (Class A)	57,050
18,887	*,e	K-Swiss, Inc (Class A)	84,992
35,311	*	La-Z-Boy, Inc	358,760
29,135	*	Leapfrog Enterprises, Inc	108,674
14,018	*	Libbey, Inc	177,468
5,215		Lifetime Brands, Inc	63,779
64,852	*,e	Liz Claiborne, Inc	519,465
13,410	*	M/I Homes, Inc	100,173
15,951	*	Maidenform Brands, Inc	392,076
6,663	*,e	Marine Products Corp	36,846
26,098	e	MDC Holdings, Inc	584,595
19,419	*	Meritage Homes Corp	344,687
12,386		Movado Group, Inc	207,218
9,043		Oxford Industries, Inc	357,199
8,684	*	Perry Ellis International, Inc	217,968

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,391		Pool Corp	$975,685
89,618	*	Quiksilver, Inc	300,220
5,854		RG Barry Corp	65,038
30,628	e	Ryland Group, Inc	413,478
36,798	*,e	Sealy Corp	57,037
25,712	*	Skechers U.S.A., Inc (Class A)	366,653
6,750	*,e	Skullcandy, Inc	106,313
4,666		Skyline Corp	31,542
44,195	*	Smith & Wesson Holding Corp	130,817
72,827	*,e	Standard-Pacific Corp	221,394
4,684	*	Steinway Musical Instruments, Inc	118,037
26,151	*	Steven Madden Ltd	964,972
12,784		Sturm Ruger & Co, Inc	387,611
9,672	*	Summer Infant, Inc	75,635
17,737	*	True Religion Apparel, Inc	601,639
10,000	*	Unifi, Inc	77,500
10,847	*	Universal Electronics, Inc	201,646
13,718	*,e	Vera Bradley, Inc	621,425
30,649	*	Warnaco Group, Inc	1,504,866
5,253		Weyco Group, Inc	124,496
34,505		Wolverine World Wide, Inc	1,308,775
14,408	*,e	Zagg, Inc	194,364

		TOTAL CONSUMER DURABLES & APPAREL	23,891,450

CONSUMER SERVICES - 4.0%
16,729	*	AFC Enterprises	229,355
13,280		Ambassadors Group, Inc	65,869
12,631	*,e	American Public Education, Inc	452,316
22,210		Ameristar Casinos, Inc	410,885
9,088	*	Archipelago Learning, Inc	92,607
10,016	*	Ascent Media Corp (Series A)	455,628
9,591	*	Benihana, Inc	92,457
16,778	*	BJ’s Restaurants, Inc	888,060
20,767		Bob Evans Farms, Inc	683,234
39,300	*,e	Boyd Gaming Corp	254,664
13,058	*	Bravo Brio Restaurant Group, Inc	253,717
12,050	*,e	Bridgepoint Education, Inc	261,124
12,770	*	Buffalo Wild Wings, Inc	845,629
11,450	*	Cambium Learning Group, Inc	37,785
10,970	*	Capella Education Co	381,866
9,336	*	Caribou Coffee Co, Inc	127,436
9,613	*	Carrols Restaurant Group, Inc	89,785
15,971		CBRL Group, Inc	677,011
13,834		CEC Entertainment, Inc	437,431
40,062	*	Cheesecake Factory	1,121,335
8,845		Churchill Downs, Inc	425,179
21,761	*,e	Coinstar, Inc	1,038,870
47,272	*,e	Corinthian Colleges, Inc	90,290
67,606	*	Denny’s Corp	243,382
10,684	*	DineEquity, Inc	501,721
40,496	*	Domino’s Pizza, Inc	1,297,086
3,930		Einstein Noah Restaurant Group, Inc	57,850

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,037	*,e	Gaylord Entertainment Co	$585,615
20,235	*	Grand Canyon Education, Inc	330,033
43,412		Hillenbrand, Inc	916,427
20,348		International Speedway Corp (Class A)	485,503
27,741	*	Interval Leisure Group, Inc	383,103
13,341	*	Isle of Capri Casinos, Inc	72,575
31,763	*	Jack in the Box, Inc	653,683
45,565	*	Jamba, Inc	77,461
17,983	*,e	K12, Inc	630,304
39,725	*	Krispy Kreme Doughnuts, Inc	280,459
29,392	*,e	Life Time Fitness, Inc	1,267,676
16,325		Lincoln Educational Services Corp	152,639
13,577	*	Luby’s, Inc	65,577
8,786		Mac-Gray Corp	121,950
14,126		Marcus Corp	168,382
20,339		Matthews International Corp (Class A)	714,712
8,238	*	McCormick & Schmick’s Seafood Restaurants, Inc	55,195
6,008	*	Monarch Casino & Resort, Inc	61,822
15,521	*,e	Morgans Hotel Group Co	101,042
19,099	*	Multimedia Games, Inc	126,244
5,435		National American University Holdings, Inc	38,425
13,653	*	O’Charleys, Inc	84,785
67,496	*	Orient-Express Hotels Ltd (Class A)	575,741
13,717	*	Papa John’s International, Inc	463,086
8,904	*,e	Peet’s Coffee & Tea, Inc	567,363
15,743	e	PF Chang’s China Bistro, Inc	489,607
42,484	*	Pinnacle Entertainment, Inc	480,919
10,622	*	Red Lion Hotels Corp	73,823
9,326	*	Red Robin Gourmet Burgers, Inc	233,803
40,392		Regis Corp	660,813
44,568	*	Ruby Tuesday, Inc	373,926
25,394	*	Ruth’s Chris Steak House, Inc	119,860
39,995	*	Scientific Games Corp (Class A)	347,557
37,876	*	Shuffle Master, Inc	401,864
28,770		Six Flags Entertainment Corp	1,032,843
42,028	*	Sonic Corp	311,427
47,042		Sotheby’s (Class A)	1,656,818
7,809		Speedway Motorsports, Inc	101,517
815	*	Steak N Shake Co	281,273
10,307	*	Steiner Leisure Ltd	496,591
54,322		Stewart Enterprises, Inc (Class A)	349,834
8,460	e	Strayer Education, Inc	720,877
43,814		Texas Roadhouse, Inc (Class A)	627,855
14,802	*	Town Sports International Holdings, Inc	128,481
15,088		Universal Technical Institute, Inc	215,457
24,966		Vail Resorts, Inc	1,112,485

		TOTAL CONSUMER SERVICES	30,710,004

DIVERSIFIED FINANCIALS - 3.6%
37,342		Advance America Cash Advance Centers, Inc	314,793
136,700		Apollo Investment Corp	1,131,876
22,589	e	Artio Global Investors, Inc	165,351

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,192		BGC Partners, Inc (Class A)	$357,515
51,891	e	BlackRock Kelso Capital Corp	443,149
54,163	*	Broadpoint Securities Group, Inc	69,329
12,894		Calamos Asset Management, Inc (Class A)	161,046
1,240		California First National Bancorp	20,671
2,091		Capital Southwest Corp	184,029
20,297	e	Cash America International, Inc	1,111,260
11,996	e	Cohen & Steers, Inc	325,931
27,917		Compass Diversified Trust	364,596
48,367	*	Cowen Group, Inc	131,558
4,536	*	Credit Acceptance Corp	312,621
8,599	*,e	Deerfield Capital Corp	47,638
1,811		Diamond Hill Investment Group, Inc	136,332
29,963	*	Dollar Financial Corp	656,789
21,917		Duff & Phelps Corp	278,127
10,785	*	Encore Capital Group, Inc	292,166
10,645		Epoch Holding Corp	219,287
14,204		Evercore Partners, Inc (Class A)	389,758
32,463	*	Ezcorp, Inc (Class A)	901,822
31,372	*	FBR Capital Markets Corp	65,254
3,760		Fidus Investment Corp	48,880
48,083	e	Fifth Street Finance Corp	474,098
26,773	*,e	Financial Engines, Inc	608,015
21,663	*	First Cash Financial Services, Inc	899,015
39,949	*,e	First Marblehead Corp	38,351
4,698	e	Friedman Billings Ramsey Group, Inc (Class A)	108,430
11,630		FXCM, Inc	133,745
4,018	e	Gain Capital Holdings, Inc	28,166
4,821		GAMCO Investors, Inc (Class A)	227,069
50,188		GFI Group, Inc	216,812
15,453		Gladstone Capital Corp	127,333
16,280		Gladstone Investment Corp	121,937
7,385	e	Golub Capital BDC, Inc	114,615
23,102	*,e	Harris & Harris Group, Inc	90,791
31,263		Hercules Technology Growth Capital, Inc	302,626
19,539	*	HFF, Inc (Class A)	214,929
12,630	*	Imperial Holdings, Inc	28,418
9,423	*	International Assets Holding Corp	228,414
26,343	*	Internet Capital Group, Inc	284,241
28,892	*	Investment Technology Group, Inc	329,658
40,055	e	iShares Russell 2000 Index Fund	2,962,869
11,348		JMP Group, Inc	84,202
25,676		KBW, Inc	363,572
69,524	*	Knight Capital Group, Inc (Class A)	868,355
13,868		Kohlberg Capital Corp	91,251
71,370	*,e	Ladenburg Thalmann Financial Services, Inc	121,329
13,522		Main Street Capital Corp	236,365
20,042		MarketAxess Holdings, Inc	585,828
5,868	*	Marlin Business Services Corp	69,184
55,367		MCG Capital Corp	256,903
9,368		Medallion Financial Corp	111,479
7,970		Medley Capital Corp	74,201

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

114,359	*,b,e,m	MF Global Holdings Ltd	$27,446
17,547		MVC Capital, Inc	226,883
18,159		Nelnet, Inc (Class A)	390,055
21,600	*,e	Netspend Holdings, Inc	124,200
5,263		New Mountain Finance Corp	70,577
18,359	*	NewStar Financial, Inc	196,808
16,024		NGP Capital Resources Co	119,058
7,041	e	Nicholas Financial, Inc	79,986
7,562		Oppenheimer Holdings, Inc	132,864
31,949		PennantPark Investment Corp	342,493
39,165	*	PHH Corp	722,594
15,901	*	Pico Holdings, Inc	363,179
11,495	*	Piper Jaffray Cos	238,636
11,932	*	Portfolio Recovery Associates, Inc	836,910
18,138	*,e	Primus Guaranty Ltd	105,926
71,757	e	Prospect Capital Corp	686,714
6,826		Pzena Investment Management, Inc (Class A)	29,557
14,117	*	Safeguard Scientifics, Inc	238,718
13,494		Sanders Morris Harris Group, Inc	93,648
25,463		Solar Capital Ltd	565,279
5,239		Solar Senior Capital Ltd	78,428
37,223	*	Stifel Financial Corp	1,186,297
17,481		SWS Group, Inc	96,320
6,254		THL Credit, Inc	72,234
22,609		TICC Capital Corp	201,446
13,409	e	Triangle Capital Corp	224,735
3,850	*	Virtus Investment Partners, Inc	240,240
17,830		Walter Investment Management Corp	452,169
4,506		Westwood Holdings Group, Inc	165,100
10,348	*,e	World Acceptance Corp	700,042

		TOTAL DIVERSIFIED FINANCIALS	27,540,521

ENERGY - 6.8%
58,319	*,e	Abraxas Petroleum Corp	227,444
8,224		Alon USA Energy, Inc	62,502
11,726	*,e	Amyris Biotechnologies, Inc	240,383
6,245	e	APCO Argentina, Inc	518,335
15,338	*,e	Approach Resources, Inc	374,401
30,952	*,e	ATP Oil & Gas Corp	326,544
17,097	*	Basic Energy Services, Inc	313,559
35,943		Berry Petroleum Co (Class A)	1,241,831
32,830	*	Bill Barrett Corp	1,365,728
73,797	*,e	BPZ Energy, Inc	220,653
25,239		Bristow Group, Inc	1,256,397
8,350	*,e	C&J Energy Services, Inc	140,781
67,854	*	Cal Dive International, Inc	151,993
27,649	*	Callon Petroleum Co	130,227
26,845	*,e	Carrizo Oil & Gas, Inc	730,184
57,060	*,e	Cheniere Energy, Inc	653,908
3,922	*,e	Clayton Williams Energy, Inc	256,263
34,258	*,e	Clean Energy Fuels Corp	404,930
42,726	*	Cloud Peak Energy, Inc	980,562

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,018	*	Complete Production Services, Inc	$1,804,591
33,397	*	Comstock Resources, Inc	609,161
8,526	*	Contango Oil & Gas Co	548,563
8,783	*,e	Crimson Exploration, Inc	26,173
28,913		Crosstex Energy, Inc	376,736
61,179	*	CVR Energy, Inc	1,514,792
5,780	*,e	Dawson Geophysical Co	167,042
10,171		Delek US Holdings, Inc	147,276
46,660		DHT Maritime, Inc	74,656
23,936	*	Dril-Quip, Inc	1,558,234
25,096	*,e	Endeavour International Corp	232,891
20,771	*	Energy Partners Ltd	297,856
52,529	*,e	Energy XXI Bermuda Ltd	1,542,777
10,374	*	Evolution Petroleum Corp	71,684
44,042	*	Exterran Holdings, Inc	418,399
34,129	e	Frontline Ltd	177,471
37,765	*,e	FX Energy, Inc	223,569
39,532	*	Gastar Exploration Ltd	146,268
75,012	e	General Maritime Corp	19,503
3,686	*	Geokinetics, Inc	12,053
13,718	*,e	Georesources, Inc	364,076
3,500	*,e	Gevo, Inc	26,005
13,096	*	Global Geophysical Services, Inc	124,936
70,094	*	Global Industries Ltd	557,247
41,545	*,e	GMX Resources, Inc	103,863
27,611		Golar LNG Ltd	1,116,313
18,735	*,e	Goodrich Petroleum Corp	296,950
14,935	*	Green Plains Renewable Energy, Inc	156,220
9,744		Gulf Island Fabrication, Inc	271,370
16,276	*	Gulfmark Offshore, Inc	676,919
28,119	*	Gulfport Energy Corp	875,626
2,622		Hallador Petroleum Co	24,909
24,250	*,e	Harvest Natural Resources, Inc	258,748
73,603	*	Helix Energy Solutions Group, Inc	1,329,270
79,186	*	Hercules Offshore, Inc	300,115
15,976	*,e	Hornbeck Offshore Services, Inc	524,652
11,725	e	Houston American Energy Corp	183,614
107,949	*,e	Hyperdynamics Corp	528,950
92,049	*	ION Geophysical Corp	701,413
797	*,e	Isramco, Inc	67,610
24,391	*,e	James River Coal Co	252,447
86,342	*	Key Energy Services, Inc	1,116,402
7,570	*,e	KiOR, Inc (Class A)	125,132
15,193	e	Knightsbridge Tankers Ltd	256,458
144,784	*,e	Kodiak Oil & Gas Corp	1,000,457
10,302	*,e	L&L Energy, Inc	27,918
21,131		Lufkin Industries, Inc	1,248,631
76,607	*,e	Magnum Hunter Resources Corp	344,732
18,931	*	Matrix Service Co	201,047
68,383	*,e	McMoRan Exploration Co	832,905
22,397	*,e	Miller Petroleum, Inc	64,279
7,234	*	Mitcham Industries, Inc	105,472

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,280	*	Natural Gas Services Group, Inc	$100,173
62,453	*	Newpark Resources, Inc	557,705
33,015	e	Nordic American Tanker Shipping	476,076
43,605	*,e	Northern Oil And Gas, Inc	1,053,933
41,254	*,e	Oasis Petroleum, Inc	1,210,392
19,032	e	Overseas Shipholding Group, Inc	237,519
2,920	*	OYO Geospace Corp	229,454
45,274	*	Pacific Asia Petroleum, Inc	50,254
4,518		Panhandle Oil and Gas, Inc (Class A)	150,540
82,360	*	Parker Drilling Co	455,451
62,901	*	Patriot Coal Corp	790,037
31,161		Penn Virginia Corp	189,770
16,097	*	Petroleum Development Corp	420,293
39,844	*,e	Petroquest Energy, Inc	290,463
9,481	*	PHI, Inc	209,246
42,796	*	Pioneer Drilling Co	423,252
157,444	*,e	Rentech, Inc	253,485
31,839	*,e	Resolute Energy Corp	413,907
23,673	*,e	Rex Energy Corp	366,458
4,426	*	Rex Stores Corp	80,730
3,590	*	RigNet, Inc	56,112
36,835	*	Rosetta Resources, Inc	1,633,263
17,602	*	Scorpio Tankers, Inc	112,477
29,103	*	SemGroup Corp	814,302
31,236	e	Ship Finance International Ltd	446,987
7,932	*	Solazyme, Inc	80,668
33,802	*	Stone Energy Corp	821,051
29,833	*	Swift Energy Co	913,486
53,736	*,e	Syntroleum Corp	45,138
11,596		Targa Resources Investments, Inc	391,249
30,672	e	Teekay Tankers Ltd (Class A)	151,520
20,714	*	Tesco Corp	320,446
53,196	*	Tetra Technologies, Inc	505,362
31,107	*,e	Triangle Petroleum Corp	175,443
9,423	*	Union Drilling, Inc	70,578
46,796	*,e	Uranerz Energy Corp	106,695
50,644	*,e	Uranium Energy Corp	170,164
67,583	*,e	Uranium Resources, Inc	81,100
74,755	*,e	Ur-Energy, Inc	96,434
74,673	*,e	USEC, Inc	156,813
35,745	*	Vaalco Energy, Inc	243,423
120,319	*,e	Vantage Drilling Co	163,634
19,849	*	Venoco, Inc	193,329
34,086	*,e	Voyager Oil & Gas, Inc	94,077
24,513	e	W&T Offshore, Inc	482,661
50,250	*	Warren Resources, Inc	157,283
36,474	*,e	Western Refining, Inc	582,855
7,131	*	Westmoreland Coal Co	78,512
25,938	*	Willbros Group, Inc	132,024
48,928		World Fuel Services Corp	1,949,780
18,127	*	Zion Oil & Gas, Inc	52,750

		TOTAL ENERGY	52,869,760

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.1%
12,947		Andersons, Inc	$478,003
830		Arden Group, Inc (Class A)	75,289
26,274		Casey’s General Stores, Inc	1,301,877
7,250	*	Chefs’ Warehouse Holdings, Inc	103,603
19,307	*,e	Fresh Market, Inc	772,280
8,838		Ingles Markets, Inc (Class A)	133,454
8,764		Nash Finch Co	230,668
16,430	*	Pantry, Inc	232,320
12,306		Pricesmart, Inc	935,748
406,981	*	Rite Aid Corp	472,098
33,881		Ruddick Corp	1,480,940
15,337		Spartan Stores, Inc	262,569
5,765	*	Susser Holdings Corp	126,599
33,529	*	United Natural Foods, Inc	1,224,144
3,792		Village Super Market (Class A)	107,541
7,524		Weis Markets, Inc	297,574
39,855	*	Winn-Dixie Stores, Inc	252,681

		TOTAL FOOD & STAPLES RETAILING	8,487,388

FOOD, BEVERAGE & TOBACCO - 1.8%
2,545		Alico, Inc	57,950
63,464	*	Alliance One International, Inc	169,449
33,603		B&G Foods, Inc (Class A)	713,056
5,681	*	Boston Beer Co, Inc (Class A)	502,656
8,039	e	Calavo Growers, Inc	181,440
9,479	e	Cal-Maine Foods, Inc	315,840
51,785	*,e	Central European Distribution Corp	279,639
32,396	*	Chiquita Brands International, Inc	287,676
3,020		Coca-Cola Bottling Co Consolidated	169,482
7,445	*	Craft Brewers Alliance, Inc	48,765
81,237	*	Darling International, Inc	1,138,943
15,179	e	Diamond Foods, Inc	998,019
24,370	*,e	Dole Food Co, Inc	257,835
4,703	e	Farmer Bros Co	27,513
25,556		Fresh Del Monte Produce, Inc	650,656
1,656		Griffin Land & Nurseries, Inc (Class A)	44,414
25,088	*	Hain Celestial Group, Inc	841,953
6,711	*	Harbinger Group, Inc	34,495
65,016	*,e	Heckmann Corp	389,446
6,804	e	Imperial Sugar Co	46,063
9,936		J&J Snack Foods Corp	512,400
12,834	e	Lancaster Colony Corp	853,718
32,732		Lance, Inc	694,573
3,394	*	Lifeway Foods, Inc	35,773
5,824	e	Limoneira Co	101,046
7,624	e	Mgp Ingredients, Inc	50,013
7,271		National Beverage Corp	123,025
14,003	*	Omega Protein Corp	151,652
35,149	*,e	Pilgrim’s Pride Corp	177,151
8,936	*,e	Primo Water	54,331

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,198		Sanderson Farms, Inc	$752,301
6,234	*	Seneca Foods Corp	131,226
40,993	*	Smart Balance, Inc	268,504
76,204	*,e	Star Scientific, Inc	220,992
13,291	*,e	Synutra International, Inc	88,385
16,529	e	Tootsie Roll Industries, Inc	409,423
24,490	*	TreeHouse Foods, Inc	1,502,216
16,093	e	Universal Corp	689,102
32,811		Vector Group Ltd	576,489

		TOTAL FOOD, BEVERAGE & TOBACCO	14,547,610

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
15,930	*	Abaxis, Inc	446,996
21,499	*	Abiomed, Inc	323,775
27,359	*,e	Accretive Health, Inc	651,418
49,218	*	Accuray, Inc	196,872
7,932	*	Air Methods Corp	641,064
42,727	*	Align Technology, Inc	984,003
8,155	*,e	Alimera Sciences, Inc	57,982
20,037	*	Alliance Imaging, Inc	22,241
5,947	*	Almost Family, Inc	110,852
38,845	*	Alphatec Holdings, Inc	80,409
19,945	*	Amedisys, Inc	261,878
9,804	*	American Dental Partners, Inc	103,530
28,421	*	AMN Healthcare Services, Inc	134,716
21,708	*	Amsurg Corp	549,864
8,656		Analogic Corp	468,116
17,853	*	Angiodynamics, Inc	275,115
58,377	*	Antares Pharma, Inc	132,516
18,967	*	Arthrocare Corp	571,855
14,280		Assisted Living Concepts, Inc (A Shares)	202,919
24,291	*,e	athenahealth, Inc	1,285,237
9,599	*	AtriCure, Inc	107,125
1,042		Atrion Corp	234,450
20,735	*,e	Biolase Technology, Inc	75,476
16,944	*,e	Bio-Reference Labs, Inc	339,558
28,522	*	BioScrip, Inc	185,393
8,899		Cantel Medical Corp	245,612
19,324	*	Capital Senior Living Corp	150,920
17,631	*	CardioNet, Inc	49,896
9,582	*,e	Cardiovascular Systems, Inc	79,339
22,838	*,e	CBaySystems Holdings Ltd	195,265
34,588	*	Centene Corp	1,215,768
36,250	*	Cerus Corp	96,788
14,862		Chemed Corp	882,208
8,283	*	Chindex International, Inc	92,024
7,706		Computer Programs & Systems, Inc	393,545
21,229	*	Conceptus, Inc	244,558
19,588	*	Conmed Corp	514,577
4,075	*	Corvel Corp	210,148
17,328	*	Cross Country Healthcare, Inc	86,640
20,912	*	CryoLife, Inc	96,404

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,875	*	Cyberonics, Inc	$572,400
6,393	*	Cynosure, Inc (Class A)	77,803
31,816	*,e	Delcath Systems, Inc	115,174
47,103	*	DexCom, Inc	461,138
7,332	*	DynaVox, Inc	24,782
21,041	*,e	Emeritus Corp	372,636
34,131	*	Endologix, Inc	371,687
10,893		Ensign Group, Inc	247,925
4,571	*	ePocrates, Inc	39,768
6,232	*	Exactech, Inc	99,712
19,212	*	EXamWorks, Inc	202,687
23,008	*	Five Star Quality Care, Inc	59,591
21,733	*	Gentiva Health Services, Inc	89,975
15,988	*	Greatbatch, Inc	357,012
17,726	*	Haemonetics Corp	1,080,400
23,168	*	Hanger Orthopedic Group, Inc	402,428
30,656	*,e	Hansen Medical, Inc	96,260
65,994	*	Healthsouth Corp	1,165,454
46,922	*	Healthspring, Inc	2,530,972
11,060	*	HealthStream, Inc	167,891
24,589	*	Healthways, Inc	176,057
8,190	*,e	HeartWare International, Inc	556,347
58,487	*	HMS Holdings Corp	1,429,421
8,440	*	ICU Medical, Inc	331,776
32,294	*	Insulet Corp	527,038
14,276	*	Integra LifeSciences Holdings Corp	457,689
20,192		Invacare Corp	453,310
11,317	*	IPC The Hospitalist Co, Inc	474,522
11,665	*	IRIS International, Inc	105,685
6,095	*	Kensey Nash Corp	163,834
36,394	*	Kindred Healthcare, Inc	423,990
16,101	*,e	K-Kitz, Inc	53,294
6,675		Landauer, Inc	342,094
11,358	*	LHC Group, Inc	178,207
22,196	*	Magellan Health Services, Inc	1,142,428
22,353	*,e	MAKO Surgical Corp	859,473
36,320		Masimo Corp	751,098
33,333	*	MedAssets, Inc	355,330
11,137	*	Medical Action Industries, Inc	58,358
14,887	*	Medidata Solutions, Inc	267,668
36,064	*	Merge Healthcare, Inc	238,022
28,322		Meridian Bioscience, Inc	516,027
26,294	*	Merit Medical Systems, Inc	352,865
27,959	*	Metropolitan Health Networks, Inc	182,293
19,127	*	Molina Healthcare, Inc	405,110
8,773	*	MWI Veterinary Supply, Inc	662,362
7,180		National Healthcare Corp	275,066
1,191		National Research Corp	39,779
21,203	*	Natus Medical, Inc	182,346
16,017	*	Neogen Corp	619,057
62,887	*,e	Neoprobe Corp	178,599
27,123	*	NuVasive, Inc	401,963

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,963	*	NxStage Medical, Inc	$711,839
23,486	*	Omnicell, Inc	351,116
33,621	*	OraSure Technologies, Inc	312,339
12,566	*	Orthofix International NV	441,192
44,370		Owens & Minor, Inc	1,327,549
12,853	*	Palomar Medical Technologies, Inc	109,379
19,957	*	PharMerica Corp	311,329
9,535	*	Providence Service Corp	119,188
38,217	*	PSS World Medical, Inc	850,328
26,926	e	Quality Systems, Inc	1,047,691
19,400	*,e	Quidel Corp	346,484
21,986	*,e	RadNet, Inc	56,504
11,592	*,e	Rockwell Medical Technologies, Inc	97,721
36,945	*	RTI Biologics, Inc	166,253
29,957	*	Select Medical Holdings Corp	260,626
14,451	*	Skilled Healthcare Group, Inc (Class A)	54,625
44,673	*	Solta Medical, Inc	97,834
9,723	*	SonoSite, Inc	301,316
22,661	*	Spectranetics Corp	177,662
24,194	*	Staar Surgical Co	217,746
31,979	*,e	Stereotaxis, Inc	37,096
41,050		STERIS Corp	1,271,728
17,848	*,e	Sun Healthcare Group, Inc	46,762
40,715	*,e	Sunrise Senior Living, Inc	223,933
11,031	*	SurModics, Inc	116,267
24,822	*	Symmetry Medical, Inc	225,632
16,028	*	Synergetics USA, Inc	107,227
8,394	*	Synovis Life Technologies, Inc	150,756
18,172	*	Team Health Holdings, Inc	369,255
7,565	*	Tornier BV	175,811
5,870	*	Transcend Services, Inc	160,427
13,557	*	Triple-S Management Corp (Class B)	257,583
40,676	*	Unilife Corp	215,583
21,469		Universal American Corp	246,894
14,986	*,e	Uroplasty, Inc	67,587
8,469		US Physical Therapy, Inc	165,315
21,390	*	Vanguard Health Systems, Inc	207,911
11,009	*	Vascular Solutions, Inc	116,805
36,098	*	Volcano Corp	899,923
29,515	*	WellCare Health Plans, Inc	1,446,529
23,070		West Pharmaceutical Services, Inc	896,731
26,974	*	Wright Medical Group, Inc	463,683
4,095		Young Innovations, Inc	117,731
15,019	*	Zoll Medical Corp	567,868

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	50,607,613

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
33,369	*	Central Garden and Pet Co (Class A)	293,314
16,932	*	Elizabeth Arden, Inc	580,429
14,159	e	Female Health Co	64,423
10,777		Inter Parfums, Inc	198,728
9,779	*,e	Medifast, Inc	160,767

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,092	*,e	Nature’s Sunshine Products, Inc	$123,117
37,976		Nu Skin Enterprises, Inc (Class A)	1,918,928
6,975	*	Nutraceutical International Corp	96,255
2,946	e	Oil-Dri Corp of America	59,067
34,731	*	Prestige Brands Holdings, Inc	367,454
7,439	*	Revlon, Inc (Class A)	109,576
9,086	*	Schiff Nutrition International, Inc	111,031
11,334	*	Spectrum Brands, Inc	287,657
4,913	*,e	USANA Health Sciences, Inc	169,990
11,712		WD-40 Co	515,562

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,056,298

INSURANCE - 2.6%
40,869		American Equity Investment Life Holding Co	443,020
6,994	*	American Safety Insurance Holdings Ltd	142,748
12,656	*	Amerisafe, Inc	272,737
16,560		Amtrust Financial Services, Inc	420,293
19,087		Argo Group International Holdings Ltd	576,237
6,017		Baldwin & Lyons, Inc (Class B)	138,572
26,552	*,e	Citizens, Inc (Class A)	208,168
153,834	*	Conseco, Inc	961,463
16,920		Crawford & Co (Class B)	120,301
33,622		Delphi Financial Group, Inc (Class A)	890,311
6,101		Donegal Group, Inc (Class A)	76,385
14,656	*	eHealth, Inc	217,642
3,273		EMC Insurance Group, Inc	63,627
26,510		Employers Holdings, Inc	429,992
4,784	*	Enstar Group Ltd	439,984
8,877		FBL Financial Group, Inc (Class A)	289,834
72,703		First American Financial Corp	872,436
37,104		Flagstone Reinsurance Holdings Ltd	315,013
4,300	*	Fortegra Financial Corp	22,704
19,359	*	Greenlight Capital Re Ltd (Class A)	436,158
9,136	*	Hallmark Financial Services	70,895
8,524	e	Harleysville Group, Inc	500,870
27,457	*	Hilltop Holdings, Inc	216,361
28,561		Horace Mann Educators Corp	384,145
5,349	e	Independence Holding Co	44,343
8,615		Infinity Property & Casualty Corp	499,325
2,854		Kansas City Life Insurance Co	95,666
36,091		Maiden Holdings Ltd	294,142
62,265		Max Capital Group Ltd	1,349,905
37,743		Meadowbrook Insurance Group, Inc	391,017
43,965		Montpelier Re Holdings Ltd	769,388
31,026	*	National Financial Partners Corp	424,125
4,565		National Interstate Corp	121,429
1,551		National Western Life Insurance Co (Class A)	222,987
7,856	*	Navigators Group, Inc	358,391
15,980		OneBeacon Insurance Group Ltd (Class A)	243,216
73,498	*	Phoenix Cos, Inc	109,512
25,760		Platinum Underwriters Holdings Ltd	892,069
15,648		Presidential Life Corp	155,228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,553		Primerica, Inc	$533,004
21,102		ProAssurance Corp	1,615,359
12,510		RLI Corp	879,953
8,452		Safety Insurance Group, Inc	360,224
14,679		SeaBright Insurance Holdings, Inc	105,395
37,060		Selective Insurance Group, Inc	594,072
10,852		State Auto Financial Corp	144,223
12,552	e	Stewart Information Services Corp	126,022
48,183		Symetra Financial Corp	446,656
25,822		Tower Group, Inc	612,756
9,123	*	United America Indemnity Ltd	184,193
15,165		United Fire & Casualty Co	285,254
13,397		Universal Insurance Holdings, Inc	56,535

		TOTAL INSURANCE	20,424,285

MATERIALS - 4.5%
21,762		A. Schulman, Inc	459,396
3,125	*	AEP Industries, Inc	84,469
17,201		AMCOL International Corp	519,298
14,811	e	American Vanguard Corp	183,212
19,764		Balchem Corp	728,699
71,305		Boise, Inc	431,395
14,048	*	Brush Engineered Materials, Inc	371,429
27,988		Buckeye Technologies, Inc	846,356
39,499	*	Calgon Carbon Corp	630,009
12,141	*	Castle (A.M.) & Co	166,210
35,551	*	Century Aluminum Co	396,749
4,624	e	Chase Corp	64,736
66,437	*	Chemtura	806,545
15,836	*	Clearwater Paper Corp	524,647
62,211	*	Coeur d’Alene Mines Corp	1,590,736
7,450		Deltic Timber Corp	504,291
31,105		Eagle Materials, Inc	640,140
60,964	*	Ferro Corp	394,437
33,599	*,e	Flotek Industries, Inc	249,977
13,471	e	FutureFuel Corp	152,222
49,990	*,e	General Moly, Inc	171,966
23,453	*	Georgia Gulf Corp	424,499
31,847		Glatfelter	477,705
43,918		Globe Specialty Metals, Inc	732,113
19,421	e	Gold Resource Corp	436,973
15,938	*,e	Golden Minerals Co	111,725
178,789	*,e	Golden Star Resources Ltd	355,790
113,369	*	Graphic Packaging Holding Co	501,091
34,050		H.B. Fuller Co	731,735
6,105	e	Hawkins, Inc	233,699
8,594		Haynes International, Inc	502,663
35,402	*	Headwaters, Inc	62,308
196,377	*,e	Hecla Mining Co	1,231,284
29,505	*	Horsehead Holding Corp	256,103
15,083		Innophos Holdings, Inc	663,501
16,359	*	Innospec, Inc	494,042

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,067	*,e	Jaguar Mining, Inc	$317,548
11,149	e	Kaiser Aluminum Corp	517,983
26,781	*	Kapstone Paper and Packaging Corp	439,208
4,847		KMG Chemicals, Inc	70,475
14,313		Koppers Holdings, Inc	473,617
22,188	*	Kraton Polymers LLC	436,660
16,618	*	Landec Corp	103,198
91,551	*	Louisiana-Pacific Corp	608,814
12,778	*	LSB Industries, Inc	452,725
7,531	*	Metals USA Holdings Corp	82,013
57,775	*,e	Midway Gold Corp	121,328
12,557		Minerals Technologies, Inc	688,626
21,552		Myers Industries, Inc	263,365
10,121		Neenah Paper, Inc	166,997
6,239	e	NewMarket Corp	1,211,239
4,826		NL Industries, Inc	70,170
16,442	*	Noranda Aluminium Holding Corp	152,253
55,308		Olin Corp	1,043,109
6,002		Olympic Steel, Inc	122,741
21,761	*	OM Group, Inc	629,111
32,248	*	Omnova Solutions, Inc	142,859
78,832	*,e	Paramount Gold and Silver Corp	209,693
64,441		PolyOne Corp	721,095
9,186		Quaker Chemical Corp	319,581
18,077	*	Revett Minerals, Inc	76,104
21,038	*	RTI International Metals, Inc	555,193
11,088		Schweitzer-Mauduit International, Inc	779,708
27,958	*	Senomyx, Inc	127,488
34,616		Sensient Technologies Corp	1,279,406
17,353	*	Spartech Corp	70,453
5,705		Stepan Co	440,939
70,737	*	Stillwater Mining Co	803,572
20,754	*,e	STR Holdings, Inc	177,447
9,350	*,e	SunCoke Energy, Inc	117,997
15,882	e	Texas Industries, Inc	476,460
9,448	*	Texas Petrochemicals, Inc	187,732
105,362	*	Thompson Creek Metals Co, Inc	751,231
1,796	*	United States Lime & Minerals, Inc	98,780
5,025	*	Universal Stainless & Alloy	189,191
13,086	*,e	US Energy Corp Wyoming	40,959
72,867	*	US Gold Corp	330,816
10,706	*	Verso Paper Corp	19,592
50,382	*,e	Vista Gold Corp	181,879
35,168		Wausau Paper Corp	263,760
4,242	*	WHX Corp	50,904
39,878		Worthington Industries, Inc	689,092
15,740		Zep, Inc	239,878
20,714	*,e	Zoltek Cos, Inc	150,177

		TOTAL MATERIALS	34,595,316

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.3%
13,542		AH Belo Corp (Class A)	$67,710
18,733		Arbitron, Inc	744,262
64,241		Belo (A.H.) Corp (Class A)	407,288
24,782	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	273,593
64,711		Cinemark Holdings, Inc	1,337,575
19,477	*,e	Crown Media Holdings, Inc (Class A)	30,774
12,787	*,e	Cumulus Media, Inc (Class A)	38,489
17,313	*,e	Entercom Communications Corp (Class A)	113,573
20,020	*	Entravision Communications Corp (Class A)	33,033
24,255	*	EW Scripps Co (Class A)	202,287
6,388	*	Fisher Communications, Inc	185,508
7,071	*	Global Sources Ltd	51,548
38,692	*,e	Gray Television, Inc	73,515
30,070		Harte-Hanks, Inc	264,015
14,817	*	interCLICK, Inc	109,646
27,165	*	Journal Communications, Inc (Class A)	104,857
20,543	*	Knology, Inc	294,381
18,749	*	Lin TV Corp (Class A)	58,497
31,822	*,e	Lions Gate Entertainment Corp	261,577
97,588	*	Live Nation, Inc	916,350
20,668	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	79,985
31,020	*	McClatchy Co (Class A)	48,701
17,194	e	MDC Partners, Inc	289,547
25,470	e	Meredith Corp	683,360
38,450		National CineMedia, Inc	465,245
94,517	*,e	New York Times Co (Class A)	720,220
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	67,695
9,442		Outdoor Channel Holdings, Inc	70,532
7,230	*,e	ReachLocal, Inc	72,372
6,763	*	Rentrak Corp	92,383
2,605	*	Saga Communications, Inc	97,688
18,167		Scholastic Corp	487,784
35,295		Sinclair Broadcast Group, Inc (Class A)	338,126
34,502	*,e	Valassis Communications, Inc	673,824
883	e	Value Line, Inc	11,135
3,641	*	Westwood One, Inc	15,911
19,721	e	World Wrestling Entertainment, Inc (Class A)	207,268

		TOTAL MEDIA	9,990,254

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
28,733	*,e	Achillion Pharmaceuticals, Inc	182,167
27,733	*	Acorda Therapeutics, Inc	605,689
5,638	*,e	Acura Pharmaceuticals, Inc	25,033
5,560	*	Aegerion Pharmaceuticals, Inc	72,780
25,624	*	Affymax, Inc	136,320
48,471	*	Affymetrix, Inc	270,953
38,417	*	Akorn, Inc	345,369
12,423	*	Albany Molecular Research, Inc	39,878
66,162	*	Alkermes PLC	1,157,173
57,122	*	Allos Therapeutics, Inc	83,969
26,837	*	Alnylam Pharmaceuticals, Inc	217,916
14,503	*	AMAG Pharmaceuticals, Inc	204,637
11,390	*,e	Amicus Therapeutics, Inc	37,473

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,355	*,e	Ampio Pharmaceuticals, Inc	$102,064
9,350	*,e	Anacor Pharmaceuticals, Inc	63,300
12,324	*,e	Anthera Pharmaceuticals, Inc	78,750
11,342	*,e	Ardea Biosciences, Inc	225,819
100,033	*,e	Arena Pharmaceuticals, Inc	141,047
92,271	*,e	Ariad Pharmaceuticals, Inc	1,073,112
38,616	*	Arqule, Inc	224,359
37,806	*	Array Biopharma, Inc	91,112
34,045	*	Astex Pharmaceuticals	65,707
33,382	*	Auxilium Pharmaceuticals, Inc	519,424
88,668	*,e	AVANIR Pharmaceuticals, Inc	265,117
19,009	*	AVEO Pharmaceuticals, Inc	305,285
97,956	*,e	AVI BioPharma, Inc	95,997
5,270	*	BG Medicine, Inc	25,770
15,660	*,e	BioCryst Pharmaceuticals, Inc	48,076
12,764	*,e	BioMimetic Therapeutics, Inc	41,355
67,180	*,e	Biosante Pharmaceuticals, Inc	178,027
3,160	*,e	Biospecifics Technologies Corp	53,720
18,067	*,e	Biotime, Inc	81,482
27,428	*,e	Cadence Pharmaceuticals, Inc	159,905
32,714	*	Caliper Life Sciences, Inc	342,843
21,887	*	Cambrex Corp	120,597
120,966	*,e	Cell Therapeutics, Inc	154,836
32,244	*,e	Celldex Therapeutics, Inc	103,503
43,032	*	Cepheid, Inc	1,543,988
38,018	*,e	Chelsea Therapeutics International, Inc	172,222
17,114	*,e	Cleveland Biolabs, Inc	50,829
17,768	*,e	Codexis, Inc	81,910
53,134	*,e	Columbia Laboratories, Inc	134,429
54,629	*,e	Combinatorx, Inc	80,305
7,177	*	Complete Genomics, Inc	40,909
28,659	*,e	Corcept Therapeutics, Inc	90,849
4,827	*	Cornerstone Therapeutics, Inc	29,590
41,809	*	Cubist Pharmaceuticals, Inc	1,580,799
55,560	*,e	Curis, Inc	204,461
33,786	*,e	Cytori Therapeutics, Inc	102,372
37,973	*	Depomed, Inc	170,119
60,769	*	Durect Corp	96,623
17,682	*	Dusa Pharmaceuticals, Inc	79,569
72,586	*	Dyax Corp	97,991
84,604	*,e	Dynavax Technologies Corp	230,123
16,627	*	Emergent Biosolutions, Inc	313,585
10,280	*	Endocyte, Inc	99,819
24,960	*	Enzo Biochem, Inc	71,386
26,957	*	Enzon Pharmaceuticals, Inc	198,134
34,639	*	eResearch Technology, Inc	177,005
37,572	*	Exact Sciences Corp	298,697
87,888	*	Exelixis, Inc	679,374
4,580	*,e	Fluidigm Corp	63,937
6,691	*	Furiex Pharmaceuticals Inc	95,012
12,276	*,e	Genomic Health, Inc	262,706
91,451	*,e	Geron Corp	214,910

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,371	*	Golf Trust Of America, Inc	$25,370
13,013	*,e	GTx, Inc	57,127
57,131	*	Halozyme Therapeutics, Inc	481,614
16,563	*	Harvard Bioscience, Inc	75,527
7,016	*	Hi-Tech Pharmacal Co, Inc	249,208
3,850	*	Horizon Pharma, Inc	34,612
36,934	*,e	Idenix Pharmaceuticals, Inc	221,604
51,716	*,e	Immunogen, Inc	702,303
45,555	*,e	Immunomedics, Inc	165,820
45,024	*	Impax Laboratories, Inc	851,404
61,380	*,e	Incyte Corp	845,203
13,396	*,e	Infinity Pharmaceuticals, Inc	101,408
43,916	*	Inhibitex, Inc	170,833
17,687	*,e	Insmed, Inc	62,435
37,278	*	InterMune, Inc	950,589
34,814	*	Ironwood Pharmaceuticals, Inc	473,470
69,321	*	Isis Pharmaceuticals, Inc	574,671
18,754	*	ISTA Pharmaceuticals, Inc	77,642
15,488	*	Jazz Pharmaceuticals, Inc	603,412
50,027	*,e	Keryx Biopharmaceuticals, Inc	156,585
37,366	*,e	KV Pharmaceutical Co (Class A)	41,476
11,709	*,e	Lannett Co, Inc	47,890
123,184	*	Lexicon Pharmaceuticals, Inc	149,053
13,478	*	Ligand Pharmaceuticals, Inc (Class B)	198,127
26,224	*	Luminex Corp	575,879
55,815	*,e	MannKind Corp	174,143
14,788	*	MAP Pharmaceuticals, Inc	218,567
20,446	e	Maxygen, Inc	120,631
37,508	*	Medicines Co	702,150
42,999		Medicis Pharmaceutical Corp (Class A)	1,646,431
21,418	*	Medivation, Inc	367,961
5,389		Medtox Scientific, Inc	78,895
24,177	*,e	Metabolix, Inc	124,028
63,583	*,e	Micromet, Inc	417,740
32,123	*	Momenta Pharmaceuticals, Inc	475,420
31,729	*	Nabi Biopharmaceuticals	58,381
79,031	*	Nektar Therapeutics	428,348
33,210	*,e	Neostem, Inc	22,251
35,117	*	Neurocrine Biosciences, Inc	219,832
2,794	*,e	Novacea, Inc	24,364
63,109	*,e	Novavax, Inc	99,712
59,990	*	NPS Pharmaceuticals, Inc	310,148
13,970	*,e	Nymox Pharmaceutical Corp	128,943
13,395	*	Obagi Medical Products, Inc	126,449
7,038	*,e	OncoGenex Pharmaceutical, Inc	81,641
30,081	*	Oncothyreon, Inc	209,364
44,223	*	Onyx Pharmaceuticals, Inc	1,810,048
75,760	*,e	Opko Health, Inc	407,589
32,063	*,e	Optimer Pharmaceuticals, Inc	457,539
22,232	*,e	Orexigen Therapeutics, Inc	48,688
13,014	*,e	Osiris Therapeutics, Inc	69,755
23,603	*,e	Pacific Biosciences of California, Inc	92,524

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,509	*,e	Pacira Pharmaceuticals, Inc	$34,318
26,155	*,e	Pain Therapeutics, Inc	116,390
25,495	*	Par Pharmaceutical Cos, Inc	780,147
40,603	*	Parexel International Corp	894,484
98,637		PDL BioPharma, Inc	598,727
54,852	*,e	Peregrine Pharmaceuticals, Inc	57,595
31,477	*,e	Pharmacyclics, Inc	414,552
25,635	*,e	PharmAthene, Inc	43,580
13,195	*	Pozen, Inc	33,647
21,151	*	Progenics Pharmaceuticals, Inc	138,962
36,977	*	Questcor Pharmaceuticals, Inc	1,501,635
23,523	*,e	Raptor Pharmaceutical Corp	116,204
47,337	*	Rigel Pharmaceuticals, Inc	371,595
4,807	*,e	Sagent Pharmaceuticals	122,819
40,660	*	Salix Pharmaceuticals Ltd	1,392,807
38,201	*,e	Sangamo Biosciences, Inc	126,827
38,670	*	Santarus, Inc	117,944
51,783	*,e	Savient Pharmaceuticals, Inc	194,186
25,963	*	Sciclone Pharmaceuticals, Inc	109,304
67,262	*,e	Seattle Genetics, Inc	1,479,764
69,201	*,e	Sequenom, Inc	343,929
25,786	*,e	SIGA Technologies, Inc	83,547
35,873	*,e	Spectrum Pharmaceuticals, Inc	397,832
8,144	*,e	Sucampo Pharmaceuticals, Inc (Class A)	35,834
20,412	*,e	Sunesis Pharmaceuticals, Inc	27,556
16,868	*,e	Synta Pharmaceuticals Corp	62,412
18,894	*	Targacept, Inc	332,534
47,912	*,e	Theravance, Inc	1,065,084
4,540	*,m	Trius Therapeutics, Inc	31,099
20,208	*	Vanda Pharmaceuticals, Inc	117,408
48,601	*,e	Vical, Inc	145,317
49,575	*	Viropharma, Inc	1,003,398
58,589	*,e	Vivus, Inc	552,494
25,580	*	Xenoport, Inc	156,038
39,292	*,e	ZIOPHARM Oncology, Inc	192,924
7,992	*,e	Zogenix, Inc	16,224

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,226,138

REAL ESTATE - 8.8%
28,218		Acadia Realty Trust	584,677
4,410		AG Mortgage Investment Trust	79,997
7,113		Agree Realty Corp	170,072
1,391		Alexander’s, Inc	603,277
22,798		American Assets Trust, Inc	462,115
47,310		American Campus Communities, Inc	1,841,778
5,600		American Capital Mortgage, Inc	101,808
87,023		Anworth Mortgage Asset Corp	561,298
12,769		Apollo Commercial Real Estate Finance, Inc	178,894
50,012		ARMOUR Residential REIT, Inc	357,586
33,057		Ashford Hospitality Trust, Inc	294,207
29,220		Associated Estates Realty Corp	496,156
4,581	*,e	Avatar Holdings, Inc	43,520

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

91,543		BioMed Realty Trust, Inc	$1,657,844
21,941		Campus Crest Communities, Inc	250,786
48,864		Capital Lease Funding, Inc	191,058
56,289		Capstead Mortgage Corp	682,223
103,615		CBL & Associates Properties, Inc	1,593,599
37,939		Cedar Shopping Centers, Inc	139,236
9,673		Chatham Lodging Trust	108,821
22,791		Chesapeake Lodging Trust	340,498
32,282		Cogdell Spencer, Inc	130,419
57,957		Colonial Properties Trust	1,175,368
23,113		Colony Financial, Inc	339,068
2,463		Consolidated-Tomoka Land Co	73,767
13,622		Coresite Realty	226,806
64,366		Cousins Properties, Inc	422,241
39,665		CreXus Investment Corp	379,197
68,754		CubeSmart	674,477
56,350		CYS Investments, Inc	714,518
170,494		DCT Industrial Trust, Inc	845,650
116,115		DiamondRock Hospitality Co	1,050,841
40,793		DuPont Fabros Technology, Inc	848,086
25,666		Dynex Capital, Inc	224,834
18,629		EastGroup Properties, Inc	812,411
50,259		Education Realty Trust, Inc	464,896
32,501		Entertainment Properties Trust	1,456,045
21,325		Equity Lifestyle Properties, Inc	1,410,222
37,629		Equity One, Inc	645,337
22,311		Excel Trust, Inc	234,489
65,440		Extra Space Storage, Inc	1,474,363
86,432	*	FelCor Lodging Trust, Inc	260,160
56,706	*	First Industrial Realty Trust, Inc	558,554
34,929		First Potomac Realty Trust	496,341
24,835	*	Forestar Real Estate Group, Inc	322,854
48,811		Franklin Street Properties Corp	619,900
17,559		Getty Realty Corp	279,890
7,504		Gladstone Commercial Corp	126,292
72,576		Glimcher Realty Trust	664,796
24,626		Government Properties Income Trust	579,450
51,489		Hatteras Financial Corp	1,323,267
52,934		Healthcare Realty Trust, Inc	999,923
97,717		Hersha Hospitality Trust	430,932
50,200		Highwoods Properties, Inc	1,555,196
33,305		Home Properties, Inc	1,961,664
15,938		Hudson Pacific Properties	212,932
55,163		Inland Real Estate Corp	413,723
80,166		Invesco Mortgage Capital, Inc	1,265,019
56,677		Investors Real Estate Trust	419,977
63,974	*	iStar Financial, Inc	434,383
17,168	e	Kennedy-Wilson Holdings, Inc	213,227
40,763		Kilroy Realty Corp	1,495,594
37,615		Kite Realty Group Trust	155,350
59,193		LaSalle Hotel Properties	1,415,305
83,625		Lexington Corporate Properties Trust	657,293

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,784		LTC Properties, Inc	$589,434
33,379	*	Maguire Properties, Inc	79,776
78,723		Medical Properties Trust, Inc	795,102
248,033		MFA Mortgage Investments, Inc	1,674,223
25,311		Mid-America Apartment Communities, Inc	1,579,406
11,948		Mission West Properties, Inc	92,955
25,590		Monmouth Real Estate Investment Corp (Class A)	214,956
16,710		National Health Investors, Inc	746,770
66,132		National Retail Properties, Inc	1,802,097
73,688		Newcastle Investment Corp	338,228
69,750		NorthStar Realty Finance Corp	275,513
29,025		NRDC Acquisition Corp	330,885
70,918		Omega Healthcare Investors, Inc	1,259,504
7,765		One Liberty Properties, Inc	126,259
15,194		Parkway Properties, Inc	195,243
35,141		Pebblebrook Hotel Trust	668,733
38,514		Pennsylvania Real Estate Investment Trust	395,154
19,169		Pennymac Mortgage Investment Trust	327,790
34,725		Post Properties, Inc	1,426,503
27,809		Potlatch Corp	903,236
12,943		PS Business Parks, Inc	688,956
28,731		RAIT Investment Trust	149,401
27,125		Ramco-Gershenson Properties	261,756
54,976		Redwood Trust, Inc	638,821
48,106		Resource Capital Corp	258,329
18,804		RLJ Lodging Trust	278,675
26,556		Sabra Healthcare REIT, Inc	272,730
4,885		Saul Centers, Inc	175,078
19,414		Sovran Self Storage, Inc	858,099
11,465		STAG Industrial, Inc	123,134
65,001		Starwood Property Trust, Inc	1,221,369
121,965	*	Strategic Hotels & Resorts, Inc	693,981
19,009		Summit Hotel Properties, Inc	153,403
14,744		Sun Communities, Inc	561,452
82,129	*	Sunstone Hotel Investors, Inc	570,797
59,309		Tanger Factory Outlet Centers, Inc	1,670,141
10,244	*	Tejon Ranch Co	266,241
7,164		Terreno Realty Corp	89,192
97,330		Two Harbors Investment Corp	910,036
7,771		UMH Properties, Inc	78,021
8,429		Universal Health Realty Income Trust	320,049
15,601		Urstadt Biddle Properties, Inc (Class A)	278,322
45,824		Washington Real Estate Investment Trust	1,327,063
5,396		Whitestone REIT	63,133
20,203		Winthrop Realty Trust	182,837

		TOTAL REAL ESTATE	67,117,290

RETAILING - 3.9%
12,318	*	1-800-FLOWERS.COM, Inc (Class A)	35,106
32,517	*	99 Cents Only Stores	708,871
55,451	*	Aeropostale, Inc	757,461
6,112	*	America’s Car-Mart, Inc	204,019

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,067	*	Ann Taylor Stores Corp	$960,825
19,953	*	Asbury Automotive Group, Inc	372,123
13,181	*	Audiovox Corp (Class A)	93,717
20,801	e	Barnes & Noble, Inc	255,228
27,763		Bebe Stores, Inc	199,338
13,925		Big 5 Sporting Goods Corp	107,640
9,019	*,e	Blue Nile, Inc	407,027
8,492	*	Body Central Corp	178,332
8,305	e	Bon-Ton Stores, Inc	43,850
29,586	e	Brown Shoe Co, Inc	263,611
18,619	e	Buckle, Inc	829,663
12,730	*,e	Build-A-Bear Workshop, Inc	83,382
30,098	*	Cabela’s, Inc	750,042
31,277	*	Casual Male Retail Group, Inc	129,800
19,484		Cato Corp (Class A)	499,375
78,997	*	Charming Shoppes, Inc	274,120
18,042	*	Children’s Place Retail Stores, Inc	847,072
26,485		Christopher & Banks Corp	88,195
10,705	*	Citi Trends, Inc	132,635
44,107	*	Coldwater Creek, Inc	46,312
42,200	*,e	Collective Brands, Inc	616,542
10,777	*,e	Conn’s, Inc	99,256
8,135		Core-Mark Holding Co, Inc	272,441
13,731	*,e	Cost Plus, Inc	108,338
7,216		Destination Maternity Corp	119,569
38,179		Express Parent LLC	862,464
35,769		Finish Line, Inc (Class A)	718,957
7,010	*,e	Francesca’s Holdings Corp	179,947
27,132		Fred’s, Inc (Class A)	330,739
16,409	*	Genesco, Inc	967,146
15,613	*,e	GNC Holdings, Inc	386,422
3,776	*	Gordmans Stores, Inc	52,788
16,539		Group 1 Automotive, Inc	753,517
12,650		Haverty Furniture Cos, Inc	146,993
11,863	*,e	hhgregg, Inc	151,253
18,877	*	Hibbett Sports, Inc	777,544
30,330		Hot Topic, Inc	229,295
27,603		HSN, Inc	984,600
19,147	*	JOS A Bank Clothiers, Inc	1,023,216
11,776	*	Kirkland’s, Inc	132,362
15,131		Lithia Motors, Inc (Class A)	311,245
16,195	*	Lumber Liquidators, Inc	242,439
17,049	*	MarineMax, Inc	138,779
35,692		Men’s Wearhouse, Inc	1,102,168
20,941		Monro Muffler, Inc	776,702
19,425	*	New York & Co, Inc	51,865
18,258	e	Nutri/System, Inc	225,669
192,204	*	Office Depot, Inc	440,147
58,585	*	OfficeMax, Inc	299,955
14,660	*	Orbitz Worldwide, Inc	27,707
7,024	*	Overstock.com, Inc	58,299
20,635	*	Pacific Sunwear Of California, Inc	25,794

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,703		Penske Auto Group, Inc	$626,034
36,626		PEP Boys - Manny Moe & Jack	421,199
14,501	e	PetMed Express, Inc	144,575
68,744	*	Pier 1 Imports, Inc	859,987
44,184		Rent-A-Center, Inc	1,508,883
10,411	*,e	Rue21, Inc	277,349
79,851	*,e	Saks, Inc	844,025
38,681	*	Select Comfort Corp	803,404
6,366	*	Shoe Carnival, Inc	173,728
20,632	*	Shutterfly, Inc	859,736
27,667	e	Sonic Automotive, Inc (Class A)	405,875
3,173	*	Sourceforge, Inc	61,778
21,805		Stage Stores, Inc	340,812
18,240		Stein Mart, Inc	132,240
4,652	*,e	Syms Corp	36,332
7,481	*	Systemax, Inc	113,188
44,770	*,e	Talbots, Inc	117,745
5,000	*,e	Teavana Holdings, Inc	114,300
26,972	*	Tuesday Morning Corp	97,639
10,292	*,e	US Auto Parts Network, Inc	57,635
29,588	*	Valuevision International, Inc (Class A)	97,049
17,049	*	Vitamin Shoppe, Inc	642,918
10,612	*	West Marine, Inc	96,463
63,932	*	Wet Seal, Inc (Class A)	267,875
1,668		Winmark Corp	82,783
22,970	*,e	Zale Corp	84,759
14,963	*,e	Zumiez, Inc	340,408

		TOTAL RETAILING	30,490,621

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
29,312	*	Advanced Analogic Technologies, Inc	127,800
29,675	*	Advanced Energy Industries, Inc	277,165
10,355	*	Alpha & Omega Semiconductor Lt	87,500
72,646	*,e	Amkor Technology, Inc	351,607
6,918	*	Amtech Systems, Inc	70,702
46,735	*	Anadigics, Inc	122,913
43,880	*	Applied Micro Circuits Corp	295,751
21,615	*	ATMI, Inc	440,946
75,263	*	Axcelis Technologies, Inc	105,368
22,409	*	AXT, Inc	105,322
45,240		Brooks Automation, Inc	472,758
16,146	*	Cabot Microelectronics Corp	621,944
33,634	*	Cavium Networks, Inc	1,099,495
16,007	*	Ceva, Inc	497,337
16	*,m	China Energy Savings Technology, Inc	0
45,631	*,e	Cirrus Logic, Inc	759,300
16,948		Cohu, Inc	187,953
21,106	*	Cymer, Inc	917,056
24,304	*	Diodes, Inc	543,680
16,117	*	DSP Group, Inc	99,603
92,759	*	Entegris, Inc	831,121
58,579	*,e	Entropic Communications, Inc	340,930

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,093	*	Exar Corp	$153,318
35,969	*	Formfactor, Inc	215,095
28,655	*	FSI International, Inc	70,778
14,331	*	GSI Technology, Inc	70,222
86,383	*,e	GT Solar International, Inc	708,341
21,764	*	Hittite Microwave Corp	1,144,786
14,812	*	Inphi Corp	163,524
104,354	*	Integrated Device Technology, Inc	634,472
19,189	*	Integrated Silicon Solution, Inc	176,731
15,955	*	IXYS Corp	218,105
44,101	*	Kopin Corp	178,609
49,312	*	Kulicke & Soffa Industries, Inc	475,861
81,829	*	Lattice Semiconductor Corp	517,978
35,326	*	LTX-Credence Corp	223,614
7,912	*	MaxLinear, Inc	46,048
35,161		Micrel, Inc	387,474
59,820	*	Microsemi Corp	1,104,277
23,528	*	Mindspeed Technologies, Inc	130,816
36,369	*	MIPS Technologies, Inc	199,666
36,080		MKS Instruments, Inc	961,171
20,693	*	Monolithic Power Systems, Inc	257,835
22,426	*,e	MoSys, Inc	86,789
13,680	*	Nanometrics, Inc	230,918
47,294	*	Netlogic Microsystems, Inc	2,326,864
3,155	*,e	NVE Corp	173,588
40,753	*	Omnivision Technologies, Inc	664,681
13,682	*,e	PDF Solutions, Inc	70,736
17,565	*	Pericom Semiconductor Corp	149,127
38,911	*	Photronics, Inc	243,972
32,202	*	PLX Technology, Inc	104,657
20,187	e	Power Integrations, Inc	719,263
68,066	*,e	Rambus, Inc	1,206,810
192,259	*	RF Micro Devices, Inc	1,411,181
12,086	*,e	Rubicon Technology, Inc	125,936
21,161	*	Rudolph Technologies, Inc	155,957
45,178	*	Semtech Corp	1,103,247
22,187	*	Sigma Designs, Inc	185,040
56,260	*	Silicon Image, Inc	362,314
34,989	*	Spansion, Inc	360,037
16,412	*	Standard Microsystems Corp	406,361
8,020	*	Supertex, Inc	148,049
35,299	*	Tessera Technologies, Inc	486,067
113,391	*	Triquint Semiconductor, Inc	603,240
15,831	*	Ultra Clean Holdings	86,754
17,520	*	Ultratech, Inc	381,936
28,564	*	Veeco Instruments, Inc	762,373
17,053	*	Volterra Semiconductor Corp	404,156

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,355,025

SOFTWARE & SERVICES - 8.2%
39,703	*	Accelrys, Inc	263,231
22,947	*	ACI Worldwide, Inc	703,784

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,880	*,e	Active Network, Inc	$119,347
24,478	*	Actuate Corp	159,107
56,783	*	Acxiom Corp	748,968
22,975	*	Advent Software, Inc	629,515
16,797		American Software, Inc (Class A)	131,353
21,674	*	Ancestry.com, Inc	493,517
58,479	*	Aspen Technology, Inc	1,014,026
16,120	*	Bankrate, Inc	313,856
30,751		Blackbaud, Inc	861,951
24,229	*	Bottomline Technologies, Inc	588,522
15,648	*	BroadSoft, Inc	563,328
18,407	*	CACI International, Inc (Class A)	1,010,360
21,677	*	Callidus Software, Inc	122,692
5,030	*,e	Carbonite, Inc	63,479
30,188	*	Cardtronics, Inc	752,587
5,697	e	Cass Information Systems, Inc	223,265
41,004	*	Ciber, Inc	142,694
8,325	*,m	Clinical Data, Inc	7,909
30,624	*	Commvault Systems, Inc	1,303,970
11,206	*	Computer Task Group, Inc	143,101
22,131	*	comScore, Inc	467,185
31,051	*,e	Concur Technologies, Inc	1,444,492
20,204	*	Constant Contact, Inc	408,929
72,595	*	Convergys Corp	776,767
8,723	*	Convio, Inc	83,654
8,229	*,e	Cornerstone OnDemand, Inc	118,580
23,566	*	CSG Systems International, Inc	335,580
28,627	*	DealerTrack Holdings, Inc	620,920
16,038	*	Deltek, Inc	118,040
5,610	*,e	Demand Media, Inc	39,102
23,392	*	DemandTec, Inc	176,844
32,961	*	Dice Holdings, Inc	335,543
27,229	*	Digital River, Inc	499,108
4,039	*	DMRC Corp	108,043
6,447	*	Dynamics Research Corp	62,149
78,040		Earthlink, Inc	547,060
20,328	*,e	Ebix, Inc	347,812
8,183	*,e	Echo Global Logistics, Inc	126,346
6,182	*	Ellie Mae, Inc	31,528
13,841	*	Envestnet, Inc	161,109
21,785		EPIQ Systems, Inc	310,654
2,129	*	ePlus, Inc	57,824
35,762	*	Euronet Worldwide, Inc	692,710
10,900	*	ExlService Holdings, Inc	284,272
27,916		Fair Isaac Corp	763,503
22,450	*	FalconStor Software, Inc	76,106
10,105	*	Forrester Research, Inc	361,860
3,649	*,e	FriendFinder Networks, Inc	6,787
17,421	*,e,m	Gerber Scientific, Inc	0
41,415	*	Global Cash Access, Inc	123,417
30,373	*,e	Glu Mobile, Inc	92,030
10,635	*	Guidance Software, Inc	63,916

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,552	*	Hackett Group, Inc	$93,140
26,867		Heartland Payment Systems, Inc	584,626
20,991	e	iGate Corp	282,959
26,107	*	Infospace, Inc	228,697
9,601	*	Interactive Intelligence, Inc	266,428
37,498	*	Internap Network Services Corp	212,989
31,736		j2 Global Communications, Inc	976,833
59,666		Jack Henry & Associates, Inc	1,933,774
29,238	*	JDA Software Group, Inc	931,815
18,201	*	Kenexa Corp	416,257
9,690		Keynote Systems, Inc	231,300
25,588	*,e	KIT Digital, Inc	230,292
21,193	*	Knot, Inc	195,611
48,976	*,e	Limelight Networks, Inc	136,153
43,965	*	Lionbridge Technologies	119,145
12,949	*	Liquidity Services, Inc	421,619
36,339	*	Liveperson, Inc	457,508
14,324	*	LogMeIn, Inc	582,557
11,274	*	LoopNet, Inc	199,437
45,423	*	Magma Design Automation, Inc	239,833
15,196	*	Manhattan Associates, Inc	643,551
16,280		Mantech International Corp (Class A)	571,916
14,413	e	Marchex, Inc (Class B)	128,132
23,925		MAXIMUS, Inc	965,135
66,350	*	Mentor Graphics Corp	753,736
5,603	*	MicroStrategy, Inc (Class A)	738,307
27,891		ModusLink Global Solutions, Inc	116,584
60,000	*	MoneyGram International, Inc	153,600
24,554	*	Monotype Imaging Holdings, Inc	333,198
17,457	*,e	Motricity, Inc	30,724
112,602	*	Move, Inc	207,188
4,805	*	NCI, Inc (Class A)	65,588
25,905	*	Netscout Systems, Inc	424,583
19,042	*,e	NetSuite, Inc	724,358
44,480		NIC, Inc	614,269
16,249	*,e	OpenTable, Inc	712,681
51,097	*,e	Openwave Systems, Inc	79,200
9,893		Opnet Technologies, Inc	432,720
82,971	*	Parametric Technology Corp	1,728,285
11,684	e	Pegasystems, Inc	441,538
17,488	*	Perficient, Inc	166,661
14,169	*	PRG-Schultz International, Inc	75,662
46,322	*	Progress Software Corp	975,541
15,517	*	PROS Holdings, Inc	246,100
4,513	*	QAD, Inc (Class A)	52,170
48,908	*	QLIK Technologies, Inc	1,397,302
4,967	*,e	Quepasa Corp	23,991
42,215	*	Quest Software, Inc	742,562
19,688	*	QuinStreet, Inc	226,215
28,104	*,e	RealD, Inc	313,922
15,156		RealNetworks, Inc	147,923
21,039	*	RealPage, Inc	554,378

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,830	*	Responsys, Inc	$74,584
17,125	*	RightNow Technologies, Inc	736,546
7,631	*	Rosetta Stone, Inc	75,776
37,692	*,e	S1 Corp	366,743
21,069	*	Saba Software, Inc	146,219
75,423		Sapient Corp	932,228
8,923	*	Sciquest, Inc	132,417
17,420	*	Seachange International, Inc	147,025
7,209	*,e	ServiceSource International LLC	95,952
15,006	*,e	Smith Micro Software, Inc	17,557
39,440	*	SolarWinds, Inc	1,138,238
19,713	*,e	Sourcefire, Inc	543,093
6,115	*	SPS Commerce, Inc	119,609
6,738	*	SRS Labs, Inc	47,368
17,227	*	SS&C Technologies Holdings, Inc	273,220
6,835	*	Stamps.com, Inc	222,548
3,164	*	Stream Global Services, Inc	9,903
58,020	*	SuccessFactors, Inc	1,549,133
33,898	*	SupportSoft, Inc	71,525
18,322	*,e	Synchronoss Technologies, Inc	550,759
10,690		Syntel, Inc	522,741
21,084	*	TA Indigo Holding Corp	183,220
51,378	*	Take-Two Interactive Software, Inc	810,745
28,682	*	Taleo Corp (Class A)	929,297
7,180	*	Tangoe, Inc	96,571
9,819	*	TechTarget, Inc	72,759
30,535	*	TeleCommunication Systems, Inc (Class A)	100,766
11,903	*	TeleNav, Inc	102,009
17,686	*	TeleTech Holdings, Inc	309,151
38,040	*,e	THQ, Inc	81,025
82,527	*	TiVo, Inc	893,767
17,663	*	TNS, Inc	344,958
4,009	*,e	Travelzoo, Inc	127,727
22,332	*	Tyler Technologies, Inc	705,021
18,065	*	Ultimate Software Group, Inc	1,087,152
29,812	*	Unisys Corp	774,814
62,012		United Online, Inc	366,491
54,443	*	Valueclick, Inc	958,197
17,784	*	Vasco Data Security International	146,896
14,626	*	Verint Systems, Inc	435,855
28,459	*,e	VirnetX Holding Corp	613,291
10,911	*	Virtusa Corp	177,740
12,608	*	Vocus, Inc	256,951
58,010	*,e	Wave Systems Corp	151,406
28,013	*	Websense, Inc	499,752
21,000	*,e	Website Pros, Inc	202,860
26,826	*	Wright Express Corp	1,257,603
2,880	*,e	Zillow, Inc	85,507
45,941	*	Zix Corp	113,934

		TOTAL SOFTWARE & SERVICES	63,189,774

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
44,943	*	Adtran, Inc	$1,510,084
11,749	*	Agilysys, Inc	99,749
10,225	*	Anaren, Inc	195,604
20,169	*	Anixter International, Inc	1,183,718
85,624	*	Arris Group, Inc	921,314
59,321	*,e	Aruba Networks, Inc	1,405,313
21,115	*	Avid Technology, Inc	130,913
14,348	*	AX Holding Corp	156,250
7,229		Bel Fuse, Inc (Class B)	129,255
42,736	*	Benchmark Electronics, Inc	587,193
23,267	*	BigBand Networks, Inc	52,118
12,321		Black Box Corp	344,865
30,207	*	Blue Coat Systems, Inc	486,333
36,009	*,e	Bookham, Inc	147,997
46,590	*	Brightpoint, Inc	472,889
27,019	*	Calix Networks, Inc	235,335
27,407	*	Checkpoint Systems, Inc	363,143
28,605		Cognex Corp	969,422
17,474	*	Coherent, Inc	890,649
4,821		Communications Systems, Inc	79,450
16,343		Comtech Telecommunications Corp	541,117
25,365	*	Cray, Inc	160,560
23,770		CTS Corp	220,586
24,150		Daktronics, Inc	243,915
9,717		DDi Corp	89,299
18,872	*	DG FastChannel, Inc	351,774
18,150	*	Digi International, Inc	232,139
40,749	*	Dot Hill Systems Corp	70,088
12,049	*	DTS, Inc	338,456
24,989	*,e	Echelon Corp	168,926
13,579		Electro Rent Corp	218,215
15,227	*	Electro Scientific Industries, Inc	187,140
32,337	*	Electronics for Imaging, Inc	485,055
12,624	*,e	eMagin Corp	53,273
63,807	*,e	EMCORE Corp	63,169
60,505	*	Emulex Corp	507,032
66,384	*	Extreme Networks, Inc	195,833
14,596	*	Fabrinet	180,990
11,565	*	FARO Technologies, Inc	483,186
26,670	*	FEI Co	1,060,398
62,224	*	Finisar Corp	1,274,970
15,146	*	Globecomm Systems, Inc	205,834
18,719	*	GSI Group, Inc	182,885
79,279	*	Harmonic, Inc	436,035
43,398	*	Harris Stratex Networks, Inc (Class A)	88,966
21,477	*	Imation Corp	144,325
18,112	*	Immersion Corp	124,429
72,759	*,e	Infinera Corp	531,868
32,539	*	Insight Enterprises, Inc	549,909
31,286	e	InterDigital, Inc	1,359,377
40,594	*	Intermec, Inc	327,594
16,120	*	Intevac, Inc	129,766

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,322	*	Ixia	$298,228
29,950	*	Kemet Corp	276,139
9,451	*	KVH Industries, Inc	69,559
11,865	*	LeCroy Corp	121,735
15,815		Littelfuse, Inc	774,302
7,533	*	Loral Space & Communications, Inc	455,747
19,147	*,e	Maxwell Technologies, Inc	382,366
10,563	*	Measurement Specialties, Inc	329,671
20,568	*	Mercury Computer Systems, Inc	300,293
7,777	*,e	Meru Networks, Inc	42,229
26,919		Methode Electronics, Inc	250,078
80,388	*,e	Microvision, Inc	57,084
10,652		MTS Systems Corp	390,609
5,854	*	Multi-Fineline Electronix, Inc	134,291
6,190	*,e	NeoPhotonics Corp Ltd	32,374
25,200	*	Netgear, Inc	893,592
26,767	*	Newport Corp	370,723
22,837	*	Novatel Wireless, Inc	90,663
6,872	*	Numerex Corp	54,632
37,143	*,e	OCZ Technology Group, Inc	262,601
13,691	*	Oplink Communications, Inc	222,068
22,285	*	OpNext, Inc	22,116
24,801	*	Orbcomm, Inc	68,203
13,156	*	OSI Systems, Inc	582,811
14,264		Park Electrochemical Corp	403,671
7,351	*	PC Connection, Inc	61,381
33,397		Plantronics, Inc	1,115,794
24,495	*	Plexus Corp	629,522
47,950	*,e	Power-One, Inc	237,353
22,419	*,e	Powerwave Technologies, Inc	80,932
8,208	*	Procera Networks, Inc	93,571
154,026	*	Quantum Corp	402,008
22,110	*	Rackable Systems, Inc	319,711
13,686	*	Radisys Corp	80,200
9,746		Richardson Electronics Ltd	126,601
5,583		Rimage Corp	61,971
19,649	*	Rofin-Sinar Technologies, Inc	510,874
11,183	*	Rogers Corp	482,770
55,821	*	Sanmina-SCI Corp	491,783
18,852	*	Scansource, Inc	655,296
27,886	*	SCM Microsystems, Inc	66,090
34,053	*	ShoreTel, Inc	199,210
145,906	*	Sonus Networks, Inc	386,651
27,950	*,e	STEC, Inc	316,394
14,881	*,e	Stratasys, Inc	417,263
18,281	*	Super Micro Computer, Inc	292,496
13,873		Sycamore Networks, Inc	266,639
30,539	*	Symmetricom, Inc	157,276
22,402	*,e	Synaptics, Inc	756,965
16,312	*	SYNNEX Corp	470,927
30,521		Technitrol, Inc	107,739
43,249	*	Tekelec	424,705

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,490	*	TTM Technologies, Inc	$407,593
26,671	*,e	Universal Display Corp	1,249,002
11,171	*	Veraz Networks, Inc	23,124
25,149	*	Viasat, Inc	1,071,096
2,486	*	Viasystems Group, Inc	51,187
8,870	*	Vishay Precision Group, Inc	129,413
38,374	*	Westell Technologies, Inc	77,132
21,176	*	X-Rite, Inc	95,504
21,552	e	Xyratex Ltd	293,969
10,901	*	Zygo Corp	167,221

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	41,231,851

TELECOMMUNICATION SERVICES - 0.9%
44,814	*,e	8x8, Inc	168,501
15,983		AboveNet, Inc	948,590
32,142	e	Alaska Communications Systems Group, Inc	227,244
6,736		Atlantic Tele-Network, Inc	255,631
4,212	*,e	Boingo Wireless, Inc	32,222
19,643	*	Cbeyond Communications, Inc	161,858
137,459	*	Cincinnati Bell, Inc	442,618
31,496	*	Cogent Communications Group, Inc	505,511
18,348		Consolidated Communications Holdings, Inc	346,410
12,569	*,e	Fairpoint Communications, Inc	67,496
28,421	*	General Communication, Inc (Class A)	268,578
71,973	*,e	Globalstar, Inc	51,101
9,679		HickoryTech Corp	108,018
10,049		IDT Corp (Class B)	115,564
19,816	*,e	inContact, Inc	82,038
31,470	*	Iridium Communications, Inc	200,149
43,869	*,e	Leap Wireless International, Inc	304,890
22,155	*	Neutral Tandem, Inc	233,514
20,609		NTELOS Holdings Corp	391,983
85,524	*	PAETEC Holding Corp	468,672
35,849	*	Premiere Global Services, Inc	324,792
16,645		Shenandoah Telecom Co	225,706
9,724		SureWest Communications	111,534
68	*,b,m	Touch America Holdings, Inc	0
24,388	*,e	Towerstream Corp	70,237
15,398		USA Mobility, Inc	201,252
94,450	*	Vonage Holdings Corp	316,408

		TOTAL TELECOMMUNICATION SERVICES	6,630,517

TRANSPORTATION - 2.2%
36,012	*	Air Transport Services Group, Inc	199,506
24,842	*	Alaska Air Group, Inc	1,652,738
10,242	*,e	Allegiant Travel Co	532,174
6,099	*	Amerco, Inc	461,755
17,454		Arkansas Best Corp	359,552
18,099	*	Atlas Air Worldwide Holdings, Inc	697,173
72,792	*	Avis Budget Group, Inc	1,026,367
8,294	e	Baltic Trading Ltd	46,115
14,511		Celadon Group, Inc	159,766

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,018	*	Covenant Transportation Group, Inc	$19,318
20,130	*,e	Dollar Thrifty Automotive Group, Inc	1,228,735
34,586	*,e	Eagle Bulk Shipping, Inc	53,608
30,398	*,e	Excel Maritime Carriers Ltd	86,330
20,338		Forward Air Corp	666,070
20,675	*,e	Genco Shipping & Trading Ltd	186,075
27,474	*	Genesee & Wyoming, Inc (Class A)	1,626,737
32,230	*	Hawaiian Holdings, Inc	172,431
35,353	e	Heartland Express, Inc	474,084
25,441	*	Hub Group, Inc (Class A)	795,287
3,197		International Shipholding Corp	65,027
169,693	*	JetBlue Airways Corp	760,225
42,941		Knight Transportation, Inc	652,703
11,052		Marten Transport Ltd	195,731
32,848	*	Old Dominion Freight Line	1,201,251
21,257	*	Pacer International, Inc	100,120
5,856	*	Park-Ohio Holdings Corp	94,750
4,463	*	Patriot Transportation Holding, Inc	102,649
10,805	*	Quality Distribution, Inc	121,772
14,608	*	RailAmerica, Inc	199,691
34,804	*,e	Republic Airways Holdings, Inc	90,490
6,054	*	Roadrunner Transportation Services Holdings, Inc	101,041
11,420	*	Saia, Inc	152,457
36,832		Skywest, Inc	493,917
10,443	*	Spirit Airlines, Inc	171,892
55,432	*	Swift Transportation Co, Inc	493,345
17,034	*,e	Ultrapetrol Bahamas Ltd	50,591
4,016		Universal Truckload Services, Inc	62,328
113,339	*,e	US Airways Group, Inc	653,966
30,464		Werner Enterprises, Inc	721,997
14,720	*	Wesco Aircraft Holdings, Inc	166,189
7,386	*,e	Zipcar, Inc	151,044

		TOTAL TRANSPORTATION	17,246,997

UTILITIES - 3.7%
22,074		Allete, Inc	872,144
12,908		American States Water Co	451,006
4,373		Artesian Resources Corp	79,589
57,179	e	Atlantic Power Corp	771,916
39,957		Avista Corp	1,016,906
27,295	e	Black Hills Corp	920,114
8,462	*,e	Cadiz, Inc	81,320
28,981		California Water Service Group	538,177
9,116		Central Vermont Public Service Corp	322,433
10,819		CH Energy Group, Inc	597,317
6,395		Chesapeake Utilities Corp	271,084
42,063		Cleco Corp	1,550,864
5,753		Connecticut Water Service, Inc	153,835
10,119	e	Consolidated Water Co, Inc	93,904
71,491	*,e	Dynegy, Inc (Class A)	262,372
28,989		El Paso Electric Co	928,518
29,058	e	Empire District Electric Co	580,288

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,049	*	Genie Energy Ltd	$83,407
34,148		Idacorp, Inc	1,378,896
15,404		Laclede Group, Inc	618,008
16,058		MGE Energy, Inc	700,771
10,708		Middlesex Water Co	202,917
28,674		New Jersey Resources Corp	1,348,251
31,680		Nicor, Inc	1,782,001
18,265		Northwest Natural Gas Co	853,341
25,406		NorthWestern Corp	875,237
12,985	e	Ormat Technologies, Inc	246,585
25,119	e	Otter Tail Corp	487,560
3,251		Pennichuck Corp	92,491
49,772		Piedmont Natural Gas Co, Inc	1,627,047
60,886		PNM Resources, Inc	1,094,730
52,387		Portland General Electric Co	1,285,577
9,305		SJW Corp	216,620
20,693		South Jersey Industries, Inc	1,165,223
31,790		Southwest Gas Corp	1,255,069
35,130		UIL Holdings Corp	1,197,230
25,265		Unisource Energy Corp	941,879
7,908		Unitil Corp	210,906
35,684		WGL Holdings, Inc	1,527,632
8,633		York Water Co	146,761

		TOTAL UTILITIES	28,829,926

		TOTAL COMMON STOCKS	771,595,086

		(Cost $746,238,635)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,048	m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

SHORT-TERM INVESTMENTS - 14.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.3%
110,612,367	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	110,612,367

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	110,612,367

		TOTAL SHORT-TERM INVESTMENTS	110,612,367

		(Cost $110,612,367)

		TOTAL INVESTMENTS - 114.1%	882,207,453
		(Cost $856,851,002)
		OTHER ASSETS & LIABILITIES, NET - (14.1)%	(108,691,714)

		NET ASSETS - 100.0%	$773,515,739

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 8.8%
109,870		AGL Energy Ltd	$1,655,422
581,229	e	Alumina Ltd	885,392
287,801		Amcor Ltd	2,105,618
658,865		AMP Ltd	2,937,262
694,113	e	Asciano Group	1,109,620
610,898		Australia & New Zealand Banking Group Ltd	13,804,101
40,367		Australian Stock Exchange Ltd	1,296,125
83,540	e	Bendigo Bank Ltd	824,903
754,808	e	BHP Billiton Ltd	29,546,651
447,952	e	BlueScope Steel Ltd	391,881
167,104	e	Boral Ltd	682,137
346,479		Brambles Ltd	2,395,185
30,872		Caltex Australia Ltd	428,749
490,461		CFS Gandel Retail Trust	934,962
134,169		Coca-Cola Amatil Ltd	1,731,967
14,150	e	Cochlear Ltd	868,816
366,500	e	Commonwealth Bank of Australia	18,827,114
100,795		Computershare Ltd	796,577
104,856		Crown Ltd	883,566
123,905		CSL Ltd	3,731,890
1,087,643		DB RREEF Trust	967,525
164,445	*,e	Echo Entertainment Group Ltd	638,299
294,077	e	Fortescue Metals Group Ltd	1,477,101
452,813		Foster’s Group Ltd	2,543,580
400,366		GPT Group (ASE)	1,321,326
131,891	e	Harvey Norman Holdings Ltd	298,709
98,296	e	Iluka Resources Ltd	1,634,141
372,885		Incitec Pivot Ltd	1,350,640
476,457	e	Insurance Australia Group Ltd	1,570,809
581,638	e	John Fairfax Holdings Ltd	563,986
36,301	e	Leighton Holdings Ltd	824,663
121,573		Lend Lease Corp Ltd	989,155
396,700	*,e	Lynas Corp Ltd	490,844
40,675	e	MacArthur Coal Ltd	689,685
90,460		Macquarie Airports	322,787
1,527,215		Macquarie Goodman Group	992,447
81,457		Macquarie Group Ltd	2,097,212
169,029	e	Metcash Ltd	739,691
832,695		Mirvac Group	1,090,403
510,489	e	National Australia Bank Ltd	13,634,861
180,422		Newcrest Mining Ltd	6,376,438
345,961		OneSteel Ltd	439,985
85,179		Orica Ltd	2,307,121
248,438		Origin Energy Ltd	3,743,812

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

72,254	e	Oxiana Ltd	$867,683
192,200	*,e	Paladin Resources Ltd	293,514
233,286	*	Qantas Airways Ltd	390,150
255,042	e	QBE Insurance Group Ltd	3,925,839
403,525	e	QR National Ltd	1,394,171
31,269	e	Ramsay Health Care Ltd	614,666
102,692	e	Rio Tinto Ltd	7,372,675
209,560		Santos Ltd	2,830,237
40,019		Sims Group Ltd	577,190
84,850	e	Sonic Healthcare Ltd	980,473
332,381		SP AusNet	346,569
559,821		Stockland Trust Group	1,848,644
301,129	e	Suncorp-Metway Ltd	2,702,604
152,479		Tabcorp Holdings Ltd	468,842
290,666		Tattersall’s Ltd	707,164
1,016,932		Telstra Corp Ltd	3,301,911
148,799	e	Toll Holdings Ltd	751,599
305,279		Transurban Group	1,674,601
236,785	e	Wesfarmers Ltd	8,033,763
34,659		Wesfarmers Ltd PPS	1,187,498
511,494		Westfield Group	4,117,721
681,837		Westfield Retail Trust	1,817,092
707,832	e	Westpac Banking Corp	16,426,112
147,813		Woodside Petroleum Ltd	5,628,279
286,598		Woolworths Ltd	7,164,325
46,886	e	WorleyParsons Ltd	1,360,853

		TOTAL AUSTRALIA	209,727,333

AUSTRIA - 0.2%
44,729		Erste Bank der Oesterreichischen Sparkassen AG.	953,553
216,650		IMMOFINANZ Immobilien Anlagen AG	711,341
16,087		Oest Elektrizitatswirts AG. (Class A)	467,135
38,633		OMV AG.	1,346,217
11,528	e	Raiffeisen International Bank Holding AG.	319,932
80,037		Telekom Austria AG.	907,873
25,410		Voestalpine AG.	873,060
8,707		Wiener Staedtische Allgemeine Versicherung AG.	365,108

		TOTAL AUSTRIA	5,944,219

BELGIUM - 0.9%
8,678	e	Bekaert S.A.	385,161
34,713		Belgacom S.A.	1,049,680
17,553		Colruyt S.A.	721,145
24,114		Delhaize Group	1,575,130
142,710	*,e	Dexia	110,704
542,318		Fortis	1,087,166
18,543		Groupe Bruxelles Lambert S.A.	1,425,337
188,928		InBev NV	10,477,216
40,168		KBC Groep NV	890,762
6,488	*	Mobistar S.A.	369,201
13,603		Solvay S.A.	1,385,733
23,268		UCB S.A.	1,022,270
26,517		Umicore	1,134,375

		TOTAL BELGIUM	21,633,880

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CYPRUS - 0.0%
185,065		Bank of Cyprus Public Co Ltd	$253,429

		TOTAL CYPRUS	253,429

DENMARK - 0.9%
125		AP Moller - Maersk AS (Class A)	804,777
301		AP Moller - Maersk AS (Class B)	2,035,599
25,028		Carlsberg AS (Class B)	1,694,402
5,704	e	Coloplast AS (Class B)	829,485
152,784		Danske Bank AS	2,088,939
45,563		DSV AS	912,813
100,101		Novo Nordisk AS (Class B)	10,627,362
10,568	*	Novozymes AS (B Shares)	1,569,370
24,448	e	Pandora AS	233,725
83,707		TDC AS	687,320
6,330		TrygVesta AS	351,920
49,831	*,e	Vestas Wind Systems AS	772,486
5,677	*,e	William Demant Holding	449,492

		TOTAL DENMARK	23,057,690

FINLAND - 0.9%
34,028	e	Elisa Oyj (Series A)	717,406
105,264		Fortum Oyj	2,561,932
14,391		Kesko Oyj (B Shares)	510,797
37,004		Kone Oyj (Class B)	2,037,320
30,947		Metso Oyj	1,197,086
28,479		Neste Oil Oyj	344,571
872,123		Nokia Oyj	5,868,671
24,704		Nokian Renkaat Oyj	904,816
32,081		OKO Bank (Class A)	368,880
21,453		Orion Oyj (Class B)	446,435
29,777	e	Outokumpu Oyj	251,676
16,042	e	Rautaruukki Oyj	170,994
99,511		Sampo Oyj (A Shares)	2,735,254
19,804	e	Sanoma-WSOY Oyj	265,693
143,051		Stora Enso Oyj (R Shares)	905,460
120,671		UPM-Kymmene Oyj	1,411,023
40,853		Wartsila Oyj (B Shares)	1,241,307

		TOTAL FINLAND	21,939,321

FRANCE - 8.7%
34,730		Accor S.A.	1,135,114
7,945		Aeroports de Paris	623,780
34,704	e	Air France-KLM	263,551
66,767		Air Liquide	8,620,771
546,569	*,e	Alcatel S.A.	1,511,100
47,070	e	Alstom RGPT	1,752,792
13,115		Arkema	891,283
11,964		Atos Origin S.A.	578,396

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

411,559		AXA S.A.	$6,619,490
225,720		BNP Paribas	10,079,496
55,800	e	Bouygues S.A.	2,084,060
12,376		Bureau Veritas S.A.	960,285
34,994		Cap Gemini S.A.	1,339,056
136,528		Carrefour S.A.	3,612,258
12,684		Casino Guichard Perrachon S.A.	1,187,698
12,394		Christian Dior S.A.	1,748,593
33,818		CNP Assurances	516,450
92,874		Compagnie de Saint-Gobain	4,292,403
35,192	*	Compagnie Generale de Geophysique S.A.	768,923
46,913		Compagnie Generale d’Optique Essilor International S.A.	3,390,601
224,313		Credit Agricole S.A.	1,736,258
14,316	e	Dassault Systemes S.A.	1,203,690
35,572		Edenred	1,003,380
9,219		Eiffage S.A.	312,677
56,697		Electricite de France	1,696,805
1,277	e	Eramet	199,951
6,735		Eurazeo	321,176
23,490		Eutelsat Communications	967,366
5,883		Fonciere Des Regions	433,546
436,723		France Telecom S.A.	7,851,762
291,524		Gaz de France	8,213,022
5,032		Gecina S.A.	497,628
137,491		Groupe Danone	9,531,274
123,073		Groupe Eurotunnel S.A.	1,108,633
5,678		Icade	508,167
4,642	e	Iliad S.A.	542,095
8,480		Imerys S.A.	482,477
15,185		JC Decaux S.A.	404,393
23,713		Klepierre	739,126
45,834	e	Lafarge S.A.	1,855,834
27,493		Lagardere S.C.A.	736,488
46,458		Legrand S.A.	1,642,215
56,665		L’Oreal S.A.	6,239,119
59,659		LVMH Moet Hennessy Louis Vuitton S.A.	9,888,122
12,399		M6-Metropole Television	211,957
41,324		Michelin (C.G.D.E.) (Class B)	2,992,278
207,678		Natixis	658,183
7,651	e	Neopost S.A.	581,915
46,699		Pernod-Ricard S.A.	4,345,554
37,355		Peugeot S.A.	812,781
17,818		PPR	2,764,916
29,380		Publicis Groupe S.A.	1,417,321
44,107		Renault S.A.	1,842,885
39,377		Safran S.A.	1,285,896
262,158		Sanofi-Aventis	18,754,523
115,521		Schneider Electric S.A.	6,783,355
40,157		SCOR	935,522
7,082		Societe BIC S.A.	632,001
149,876		Societe Generale	4,291,211
26,982	e	Societe Television Francaise 1	362,285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

22,175		Sodexho Alliance S.A.	$1,601,134
61,617		Suez Environnement S.A.	966,644
23,288		Technip S.A.	2,202,043
22,652		Thales S.A.	798,871
498,932	e	Total S.A.	26,032,883
21,393		Unibail	4,253,128
26,373		Vallourec	1,599,161
83,566		Veolia Environnement	1,183,263
103,626		Vinci S.A.	5,081,646
289,917		Vivendi Universal S.A.	6,478,605
8,547		Wendel	633,065

		TOTAL FRANCE	209,594,330

GERMANY - 8.2%
48,856		Adidas-Salomon AG.	3,440,768
106,806		Allianz AG.	11,883,457
8,907		Axel Springer AG.	359,986
216,024		BASF AG.	15,768,841
194,573		Bayer AG.	12,396,628
77,106		Bayerische Motoren Werke AG.	6,263,637
13,028		Bayerische Motoren Werke AG. (Preference)	709,019
23,541		Beiersdorf AG.	1,357,133
7,588		Brenntag AG.	763,400
17,553		Celesio AG.	276,843
831,917		Commerzbank AG.	2,031,321
18,939		Continental AG.	1,412,244
213,172		DaimlerChrysler AG. (EUR)	10,826,807
217,408		Deutsche Bank AG.	8,989,507
45,637	*	Deutsche Boerse AG. - New	2,515,227
54,108		Deutsche Lufthansa AG.	735,142
197,897		Deutsche Post AG.	3,001,804
661,435		Deutsche Telekom AG.	8,402,956
423,898		E.ON AG.	10,222,292
8,888		Fraport AG. Frankfurt Airport Services Worldwide	559,605
48,734		Fresenius Medical Care AG.	3,550,061
26,599		Fresenius SE	2,611,720
42,843		GEA Group AG.	1,174,792
13,750		Hannover Rueckversicherung AG.	676,975
33,230		HeidelbergCement AG.	1,504,388
30,565		Henkel KGaA	1,492,483
41,704		Henkel KGaA (Preference)	2,479,096
10,055		Hochtief AG.	731,034
254,912		Infineon Technologies AG.	2,295,026
40,883		K&S AG.	2,590,584
21,285	*	Kabel Deutschland Holding AG.	1,207,269
19,757		Lanxess AG.	1,153,926
39,359		Linde AG.	6,235,156
22,878		MAN SE	2,986,454
15,245		Merck KGaA	1,422,582
30,563		Metro AG.	1,416,097
44,569		Muenchener Rueckver AG.	5,968,652
35,550		Porsche AG.	2,070,968

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

18,119		ProSiebenSat.1 Media AG.	$386,227
97,654		RWE AG.	4,162,691
8,379		RWE AG. (Preference)	313,599
8,860		Salzgitter AG.	500,772
216,475		SAP AG.	13,089,792
193,448		Siemens AG.	20,277,373
15,650		Suedzucker AG.	457,139
90,373		ThyssenKrupp AG.	2,589,057
33,665	e	TUI AG.	219,592
27,984	e	United Internet AG.	551,459
6,796		Volkswagen AG.	1,062,790
34,287		Volkswagen AG. (Preference)	5,971,071
3,587	e	Wacker Chemie AG.	361,030

		TOTAL GERMANY	193,426,472

GREECE - 0.1%
118,629		Alpha Bank S.A.	157,762
42,261		Coca Cola Hellenic Bottling Co S.A.	831,653
78,433		EFG Eurobank Ergasias S.A.	72,031
53,599		Hellenic Telecommunications Organization S.A.	294,917
248,333		National Bank of Greece S.A.	572,834
58,617		OPAP S.A.	676,991
27,318		Public Power Corp	232,988

		TOTAL GREECE	2,839,176

HONG KONG - 2.5%
1,962,600		AIA Group Ltd	6,001,118
51,100	e	ASM Pacific Technology	561,123
358,291	e	Bank of East Asia Ltd	1,310,864
839,500		BOC Hong Kong Holdings Ltd	1,996,300
268,000	e	Cathay Pacific Airways Ltd	486,466
329,000		Cheung Kong Holdings Ltd	4,078,261
104,000	e	Cheung Kong Infrastructure Holdings Ltd	557,098
454,500		CLP Holdings Ltd	4,048,743
301,732	e	Esprit Holdings Ltd	436,407
321,000	*,e,f	Galaxy Entertainment Group Ltd	649,169
210,000	e	Hang Lung Group Ltd	1,276,271
560,000		Hang Lung Properties Ltd	2,039,415
181,500	e	Hang Seng Bank Ltd	2,340,341
248,408	e	Henderson Land Development Co Ltd	1,357,805
1,123,533		Hong Kong & China Gas Ltd	2,533,089
329,000		Hong Kong Electric Holdings Ltd	2,500,007
239,200	e	Hong Kong Exchanges and Clearing Ltd	4,054,892
136,540		Hopewell Holdings	354,593
497,000		Hutchison Whampoa Ltd	4,545,781
136,699		Hysan Development Co Ltd	477,021
148,623		Kerry Properties Ltd	545,436
1,340,600	e	Li & Fung Ltd	2,583,597
155,000		Lifestyle International Holdings Ltd	414,941
527,105		Link Real Estate Investment Trust	1,810,206
347,143		MTR Corp	1,120,570
590,959	e	New World Development Ltd	622,548

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

909,890	e	Noble Group Ltd	$1,110,974
334,133		NWS Holdings Ltd	506,671
49,300		Orient Overseas International Ltd	222,503
1,004,000	e	PCCW Ltd	401,217
336,192		Shangri-La Asia Ltd	675,251
571,034	e	Sino Land Co	902,654
365,000		SJM Holdings Ltd	625,630
334,000		Sun Hung Kai Properties Ltd	4,598,771
166,500	e	Swire Pacific Ltd (Class A)	1,924,000
353,762		Wharf Holdings Ltd	1,881,746
224,000		Wheelock & Co Ltd	658,131
39,995		Wing Hang Bank Ltd	361,188
162,000		Yue Yuen Industrial Holdings	461,369

		TOTAL HONG KONG	63,032,167

INDIA - 0.0%
27,519	e	Vedanta Resources plc	561,692

		TOTAL INDIA	561,692

IRELAND - 0.6%
67,097	*,m	Anglo Irish Bank Corp plc	0
169,491		CRH plc	3,059,485
115,081	*	Elan Corp plc	1,364,766
105,365	*	James Hardie Industries NV	682,440
32,592		Kerry Group plc (Class A)	1,208,676
41,178	*	Ryanair Holdings plc	193,366
7,728	*	Ryanair Holdings plc (ADR)	222,335
131,074		Shire Ltd	4,113,833
295,715		WPP plc	3,060,966

		TOTAL IRELAND	13,905,867

ISRAEL - 0.4%
259,231		Bank Hapoalim Ltd	1,004,794
268,606		Bank Leumi Le-Israel	930,801
392,847		Bezeq Israeli Telecommunication Corp Ltd	830,170
14,082		Cellcom Israel Ltd	310,234
1,124		Delek Group Ltd	220,726
4,808		Elbit Systems Ltd	212,829
99,794		Israel Chemicals Ltd	1,183,320
519		Israel Corp Ltd	376,818
207,976	*	Israel Discount Bank Ltd	343,772
29,881		Mizrahi Tefahot Bank Ltd	257,119
15,173	*	Nice Systems Ltd	540,367
16,698		Partner Communications	198,264
221,329		Teva Pharmaceutical Industries Ltd	9,023,218

		TOTAL ISRAEL	15,432,432

ITALY - 2.3%
250,548	e	A2A S.p.A.	342,555
272,025		Assicurazioni Generali S.p.A.	4,867,088
24,708		Autogrill S.p.A.	285,762
73,556		Autostrade S.p.A.	1,120,356

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

146,164	e	Banca Carige S.p.A.	$285,687
2,349,956		Banca Intesa S.p.A.	4,147,677
220,489		Banca Intesa S.p.A. RSP	317,701
950,445		Banca Monte dei Paschi di Siena S.p.A.	441,337
180,203		Banche Popolari Unite Scpa	682,785
403,031		Banco Popolare Scarl	598,142
414,336		Enel Green Power S.p.A	950,734
1,550,686		Enel S.p.A.	7,316,286
565,409		ENI S.p.A.	12,497,744
14,670		Exor S.p.A.	320,262
180,426	*	FIAT Industrial S.p.A.	1,570,876
186,558	e	Fiat S.p.A.	1,142,381
98,623		Finmeccanica S.p.A.	675,978
28,185		Luxottica Group S.p.A.	830,585
172,881		Mediaset S.p.A.	636,967
122,518	e	Mediobanca S.p.A.	970,381
128,564		Parmalat S.p.A.	285,561
57,563	e	Pirelli & C S.p.A.	508,017
45,733	e	Prysmian S.p.A.	691,354
62,038		Saipem S.p.A.	2,772,008
377,056	e	Snam Rete Gas S.p.A.	1,843,113
1,437,023		Telecom Italia RSP	1,508,095
2,223,114		Telecom Italia S.p.A.	2,766,167
279,118		Terna Rete Elettrica Nazionale S.p.A.	1,072,655
3,148,807		UniCredito Italiano S.p.A.	3,653,827

		TOTAL ITALY	55,102,081

JAPAN - 20.5%
7,700	e	ABC-Mart, Inc	301,546
35,100	e	Advantest Corp	408,518
142,300	e	Aeon Co Ltd	1,861,103
19,500	e	Aeon Credit Service Co Ltd	290,801
18,000		Aeon Mall Co Ltd	417,312
35,000	e	Air Water, Inc	444,297
44,800		Aisin Seiki Co Ltd	1,416,888
158,000	e	Ajinomoto Co, Inc	1,768,716
8,000		Alfresa Holdings Corp	299,732
192,000	e	All Nippon Airways Co Ltd	578,111
91,000		Amada Co Ltd	603,710
138,000	e	Aozora Bank Ltd	348,867
92,100		Asahi Breweries Ltd	1,885,382
228,000		Asahi Glass Co Ltd	1,996,580
283,000		Asahi Kasei Corp	1,678,284
35,000	e	Asics Corp	464,001
105,000		Astellas Pharma, Inc	3,840,206
68,000	e	Bank of Kyoto Ltd	577,621
291,000	e	Bank of Yokohama Ltd	1,332,319
15,900		Benesse Corp	690,810
151,700		Bridgestone Corp	3,556,922
57,600	e	Brother Industries Ltd	751,732
266,800		Canon, Inc	12,112,135
55,300	e	Casio Computer Co Ltd	338,771

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

356	e	Central Japan Railway Co	$3,028,496
174,000	e	Chiba Bank Ltd	1,064,592
38,000	e	Chiyoda Corp	437,597
161,400		Chubu Electric Power Co, Inc	2,952,932
51,858	e	Chugai Pharmaceutical Co Ltd	812,288
41,000	e	Chugoku Bank Ltd	537,048
71,200	e	Chugoku Electric Power Co, Inc	1,059,419
72,900	e	Citizen Watch Co Ltd	386,664
16,400		Coca-Cola West Japan Co Ltd	292,886
117,000		Cosmo Oil Co Ltd	292,697
35,400	e	Credit Saison Co Ltd	690,791
128,000	e	Dai Nippon Printing Co Ltd	1,340,727
68,000	e	Daicel Chemical Industries Ltd	386,005
78,000		Daido Steel Co Ltd	472,660
47,000	e	Daihatsu Motor Co Ltd	827,080
2,107	e	Dai-ichi Mutual Life Insurance Co	2,399,457
159,300	e	Daiichi Sankyo Co Ltd	3,094,339
55,100	e	Daikin Industries Ltd	1,630,613
39,700	e	Dainippon Sumitomo Pharma Co Ltd	435,057
16,900		Daito Trust Construction Co Ltd	1,497,349
113,000		Daiwa House Industry Co Ltd	1,415,990
391,000		Daiwa Securities Group, Inc	1,368,097
23,600	e	Dena Co Ltd	1,018,613
107,000	e	Denki Kagaku Kogyo KK	407,012
113,400		Denso Corp	3,487,421
42,600	e	Dentsu, Inc	1,282,695
79,200		East Japan Railway Co	4,801,764
59,800	e	Eisai Co Ltd	2,371,768
29,500	e	Electric Power Development Co	734,359
61,600	*,e	Elpida Memory, Inc	382,907
14,500	e	FamilyMart Co Ltd	570,029
44,600		Fanuc Ltd	7,211,381
12,300	e	Fast Retailing Co Ltd	2,209,514
138,000	e	Fuji Electric Holdings Co Ltd	402,694
108,200		Fuji Folms Holdings Corp	2,648,108
130,000		Fuji Heavy Industries Ltd	823,971
428,000		Fujitsu Ltd	2,288,792
188,000	e	Fukuoka Financial Group, Inc	727,940
155,000	e	Furukawa Electric Co Ltd	432,963
25,600	e	Gree, Inc	826,090
87,000	e	GS Yuasa Corp	455,771
90,000	e	Gunma Bank Ltd	460,609
87,000	e	Hachijuni Bank Ltd	483,701
4,970	e	Hakuhodo DY Holdings, Inc	270,040
15,500	e	Hamamatsu Photonics KK	589,729
64,000	e	Hino Motors Ltd	375,868
7,800	e	Hirose Electric Co Ltd	747,473
117,000	e	Hiroshima Bank Ltd	520,434
14,000	e	Hisamitsu Pharmaceutical Co, Inc	563,334
24,400	e	Hitachi Chemical Co Ltd	433,511
25,600	e	Hitachi Construction Machinery Co Ltd	492,421
14,200		Hitachi High-Technologies Corp	296,743

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,052,000	e	Hitachi Ltd	$5,636,917
40,000		Hitachi Metals Ltd	453,647
44,100		Hokkaido Electric Power Co, Inc	553,149
275,000		Hokuhoku Financial Group, Inc	513,947
37,200	e	Hokuriku Electric Power Co	592,663
383,600		Honda Motor Co Ltd	11,471,073
101,700	e	Hoya Corp	2,221,816
27,600	e	Ibiden Co Ltd	609,483
4,900	e	Idemitsu Kosan Co Ltd	458,339
515		Inpex Holdings, Inc	3,400,071
88,380	e	Isetan Mitsukoshi Holdings Ltd	900,235
303,000	e	Ishikawajima-Harima Heavy Industries Co Ltd	690,237
275,000		Isuzu Motors Ltd	1,165,675
351,300		Itochu Corp	3,474,512
6,300	e	Itochu Techno-Science Corp	272,782
54,000	e	Iyo Bank Ltd	506,614
125,400	e	J Front Retailing Co Ltd	549,117
7,500		Japan Petroleum Exploration Co	296,225
188		Japan Prime Realty Investment Corp	450,221
111		Japan Real Estate Investment Corp	946,797
420		Japan Retail Fund Investment Corp	650,149
79,000		Japan Steel Works Ltd	541,388
1,061		Japan Tobacco, Inc	5,303,045
107,900		JFE Holdings, Inc	2,053,613
47,000		JGC Corp	1,324,089
141,000	e	Joyo Bank Ltd	590,764
62,400		JS Group Corp	1,308,474
42,500	e	JSR Corp	811,329
51,100		JTEKT Corp	558,788
541		Jupiter Telecommunications Co	527,890
527,700		JX Holdings, Inc	3,073,792
202,000	e	Kajima Corp	648,469
56,000		Kamigumi Co Ltd	488,987
57,000		Kaneka Corp	305,732
175,300		Kansai Electric Power Co, Inc	2,585,923
53,000	e	Kansai Paint Co Ltd	497,510
123,600		Kao Corp	3,242,567
333,000	e	Kawasaki Heavy Industries Ltd	849,056
174,000	e	Kawasaki Kisen Kaisha Ltd	354,896
680		KDDI Corp	4,981,243
113,000	e	Keihin Electric Express Railway Co Ltd	1,014,991
139,000	e	Keio Corp	953,000
66,000		Keisei Electric Railway Co Ltd	444,371
9,700	e	Keyence Corp	2,465,844
39,000	e	Kikkoman Corp	431,272
26,000		Kinden Corp	213,507
388,000	e	Kintetsu Corp	1,361,149
191,000		Kirin Brewery Co Ltd	2,336,794
585,000		Kobe Steel Ltd	978,389
20,000		Koito Manufacturing Co Ltd	301,462
221,000		Komatsu Ltd	5,464,180
21,000	e	Konami Corp	684,304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

115,000	e	Konica Minolta Holdings, Inc	$836,516
271,000		Kubota Corp	2,232,007
82,900		Kuraray Co Ltd	1,160,501
26,100	e	Kurita Water Industries Ltd	718,720
35,700		Kyocera Corp	3,138,248
58,000		Kyowa Hakko Kogyo Co Ltd	653,660
96,300		Kyushu Electric Power Co, Inc	1,274,865
13,800	e	Lawson, Inc	776,521
6,300		Mabuchi Motor Co Ltd	276,120
25,300		Makita Corp	944,538
387,000		Marubeni Corp	2,252,559
54,700		Marui Co Ltd	425,251
10,900		Maruichi Steel Tube Ltd	244,155
514,100		Matsushita Electric Industrial Co Ltd	5,197,081
353,000	e	Mazda Motor Corp	741,987
16,600	e	McDonald’s Holdings Co Japan Ltd	436,309
31,100		Mediceo Paltac Holdings Co Ltd	290,110
16,100		MEIJI Holdings Co Ltd	705,863
168,700		Millea Holdings, Inc	4,022,563
80,000	e	Minebea Co Ltd	285,085
13,400		Miraca Holdings, Inc	511,046
317,000	e	Mitsubishi Chemical Holdings Corp	1,921,614
331,000		Mitsubishi Corp	6,807,660
450,000		Mitsubishi Electric Corp	4,163,939
291,000		Mitsubishi Estate Co Ltd	4,928,675
98,000		Mitsubishi Gas Chemical Co, Inc	639,615
709,000	e	Mitsubishi Heavy Industries Ltd	2,888,839
23,000		Mitsubishi Logistics Corp	252,938
263,000	e	Mitsubishi Materials Corp	699,089
928,000	*	Mitsubishi Motors Corp	1,225,865
2,996,180		Mitsubishi UFJ Financial Group, Inc	13,021,208
13,980		Mitsubishi UFJ Lease & Finance Co Ltd	541,736
404,400		Mitsui & Co Ltd	5,902,025
185,000	e	Mitsui Chemicals, Inc	606,742
174,000	e	Mitsui Engineering & Shipbuilding Co Ltd	276,367
195,000		Mitsui Fudosan Co Ltd	3,242,905
269,000	e	Mitsui OSK Lines Ltd	1,036,460
133,100		Mitsui Sumitomo Insurance Group Holdings, Inc	2,606,942
707,000		Mitsui Trust Holdings, Inc	2,419,442
5,372,607		Mizuho Financial Group, Inc	7,519,979
47,400	e	Murata Manufacturing Co Ltd	2,647,670
23,200	e	Nabtesco Corp	508,117
46,300		Namco Bandai Holdings, Inc	671,331
597,000		NEC Corp	1,328,418
59,000		NGK Insulators Ltd	680,149
36,088		NGK Spark Plug Co Ltd	447,334
40,000		NHK Spring Co Ltd	366,091
25,500	e	Nidec Corp	2,095,531
79,600	e	Nikon Corp	1,782,331
23,100	e	Nintendo Co Ltd	3,485,109
126		Nippon Building Fund, Inc	1,216,745
98,000		Nippon Electric Glass Co Ltd	879,178

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

206,000		Nippon Express Co Ltd	$796,383
40,000	e	Nippon Meat Packers, Inc	498,578
21,800	e	Nippon Paper Group, Inc	499,626
212,000	e	Nippon Sheet Glass Co Ltd	457,144
1,191,000	e	Nippon Steel Corp	3,105,197
112,800		Nippon Telegraph & Telephone Corp	5,786,166
351,000	e	Nippon Yusen Kabushiki Kaisha	885,239
155,000		Nishi-Nippon City Bank Ltd	422,699
578,800	e	Nissan Motor Co Ltd	5,321,920
44,000		Nisshin Seifun Group, Inc	540,784
160,000		Nisshin Steel Co Ltd	253,253
14,600	e	Nissin Food Products Co Ltd	562,363
9,000	e	Nitori Co Ltd	860,725
39,200	e	Nitto Denko Corp	1,646,722
87,600	e	NKSJ Holdings, Inc	1,751,982
27,000		NOK Corp	456,942
825,000		Nomura Holdings, Inc	3,143,392
24,400		Nomura Real Estate Holdings, Inc	393,343
60		Nomura Real Estate Office Fund, Inc	320,155
23,400		Nomura Research Institute Ltd	526,268
103,000		NSK Ltd	778,337
106,000		NTN Corp	468,199
286	e	NTT Data Corp	958,788
3,601		NTT DoCoMo, Inc	6,395,531
268	e	NTT Urban Development Corp	184,503
146,000		Obayashi Corp	670,299
150,000	e	Odakyu Electric Railway Co Ltd	1,405,406
196,000	e	OJI Paper Co Ltd	969,466
51,000	e	Olympus Corp	777,187
48,800		Omron Corp	1,051,707
19,600	e	Ono Pharmaceutical Co Ltd	1,025,762
9,400		Oracle Corp Japan	324,325
11,800	e	Oriental Land Co Ltd	1,172,696
24,550	e	ORIX Corp	2,142,608
433,000		Osaka Gas Co Ltd	1,638,478
3,300		Otsuka Corp	229,232
59,800	e	Otsuka Holdings KK	1,534,485
1,724		Rakuten, Inc	1,889,910
448,300	e	Resona Holdings, Inc	2,009,496
158,000	e	Ricoh Co Ltd	1,294,966
8,100	e	Rinnai Corp	605,124
22,800		Rohm Co Ltd	1,161,693
11,600		Sankyo Co Ltd	606,179
17,500	e	Santen Pharmaceutical Co Ltd	652,988
6,282	e	SBI Holdings, Inc	523,090
49,800		Secom Co Ltd	2,355,198
48,000	e	Sega Sammy Holdings, Inc	1,043,616
30,900	e	Seiko Epson Corp	406,139
101,000		Sekisui Chemical Co Ltd	792,573
137,000		Sekisui House Ltd	1,226,375
177,800		Seven & I Holdings Co Ltd	4,744,722
158	e	Seven Bank Ltd	281,171

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

234,000	e	Sharp Corp	$2,157,023
43,400	e	Shikoku Electric Power Co, Inc	1,109,404
58,000	e	Shimadzu Corp	493,768
5,500		Shimamura Co Ltd	550,058
17,100	e	Shimano, Inc	845,256
141,000	e	Shimizu Corp	606,729
95,600		Shin-Etsu Chemical Co Ltd	4,909,516
380,000		Shinsei Bank Ltd	417,651
67,400		Shionogi & Co Ltd	917,483
84,300	e	Shiseido Co Ltd	1,542,974
134,000	e	Shizuoka Bank Ltd	1,300,093
345,000	e	Showa Denko KK	625,927
36,000		Showa Shell Sekiyu KK	260,564
12,300		SMC Corp	1,913,163
201,400		Softbank Corp	6,536,564
323,000	e	Sojitz Holdings Corp	548,151
237,100		Sony Corp	4,946,713
41,700		Sony Financial Holdings, Inc	693,674
16,300	e	Square Enix Co Ltd	309,807
35,700	e	Stanley Electric Co Ltd	522,382
29,700	e	Sumco Corp	300,329
358,009		Sumitomo Chemical Co Ltd	1,321,405
262,700		Sumitomo Corp	3,252,526
176,800		Sumitomo Electric Industries Ltd	1,960,263
138,000	e	Sumitomo Heavy Industries Ltd	783,662
790,000		Sumitomo Metal Industries Ltd	1,485,673
121,000		Sumitomo Metal Mining Co Ltd	1,665,626
316,300		Sumitomo Mitsui Financial Group, Inc	8,841,061
84,000		Sumitomo Realty & Development Co Ltd	1,741,079
39,900		Sumitomo Rubber Industries, Inc	498,465
40,000		Suruga Bank Ltd	333,442
16,700		Suzuken Co Ltd	399,546
79,000		Suzuki Motor Corp	1,675,521
17,800		Sysmex Corp	585,087
136,500		T&D Holdings, Inc	1,353,183
233,000	e	Taisei Corp	622,585
8,700		Taisho Pharmaceutical Holdings Co Ltd	614,275
59,000		Taiyo Nippon Sanso Corp	419,258
67,000		Takashimaya Co Ltd	475,658
186,000		Takeda Pharmaceutical Co Ltd	8,385,138
53,300		Tanabe Seiyaku Co Ltd	921,945
30,500	e	TDK Corp	1,243,736
228,000		Teijin Ltd	795,896
39,500		Terumo Corp	2,006,995
31,600	e	THK Co Ltd	615,852
245,000	e	Tobu Railway Co Ltd	1,169,270
25,500	e	Toho Co Ltd	438,621
103,000	e	Toho Gas Co Ltd	583,095
108,100		Tohoku Electric Power Co, Inc	1,194,429
342,700	e	Tokyo Electric Power Co, Inc	1,257,080
39,800		Tokyo Electron Ltd	2,116,702
596,000		Tokyo Gas Co Ltd	2,566,566

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

257,000	e	Tokyu Corp	$1,240,432
104,000		Tokyu Land Corp	437,803
65,000	e	TonenGeneral Sekiyu KK	733,478
132,000	e	Toppan Printing Co Ltd	1,026,338
343,000	e	Toray Industries, Inc	2,441,269
938,000		Toshiba Corp	4,090,987
131,000	e	Tosoh Corp	425,775
68,000	e	Toto Ltd	565,419
32,600		Toyo Seikan Kaisha Ltd	496,047
23,000		Toyo Suisan Kaisha Ltd	586,950
12,600	e	Toyoda Gosei Co Ltd	222,268
13,000	e	Toyota Boshoku Corp	157,504
42,900		Toyota Industries Corp	1,206,175
648,500		Toyota Motor Corp	21,530,698
49,200	e	Toyota Tsusho Corp	776,392
23,500		Trend Micro, Inc	840,382
15,300	e	Tsumura & Co	430,314
243,000		UBE Industries Ltd	712,401
28,500	e	Uni-Charm Corp	1,276,340
25,000		Ushio, Inc	369,621
5,380	e	USS Co Ltd	444,760
39,900		West Japan Railway Co	1,690,706
3,435	e	Yahoo! Japan Corp	1,103,185
24,100	e	Yakult Honsha Co Ltd	677,263
19,250	e	Yamada Denki Co Ltd	1,384,358
47,000		Yamaguchi Financial Group, Inc	418,791
38,700		Yamaha Corp	391,697
68,600		Yamaha Motor Co Ltd	982,627
9,600	e	Yamato Kogyo Co Ltd	242,827
93,100	e	Yamato Transport Co Ltd	1,543,401
32,000	e	Yamazaki Baking Co Ltd	424,237
53,000	e	Yaskawa Electric Corp	455,371
48,100	e	Yokogawa Electric Corp	449,835

		TOTAL JAPAN	491,304,689

KAZAKHSTAN - 0.0%
63,621		Eurasian Natural Resources Corp	670,132

		TOTAL KAZAKHSTAN	670,132

LUXEMBOURG - 0.4%
200,359	e	ArcelorMittal	4,154,047
17,508	e	Millicom International Cellular S.A.	1,930,894
70,336		SES Global S.A.	1,796,490
108,886	e	Tenaris S.A.	1,737,406

		TOTAL LUXEMBOURG	9,618,837

MACAU - 0.1%
578,400	*,e	Sands China Ltd	1,738,200
388,000	e	Wynn Macau Ltd	1,087,128

		TOTAL MACAU	2,825,328

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

MEXICO - 0.0%
41,672		Fresnillo plc	$1,129,768

		TOTAL MEXICO	1,129,768

NETHERLANDS - 4.9%
403,744		Aegon NV	1,925,432
54,851		Akzo Nobel NV	2,884,177
100,955		ASML Holding NV	4,234,959
15,787		Boskalis Westminster	551,798
14,369		Corio NV	730,209
23,335		Delta Lloyd NV	409,750
36,243		DSM NV	1,854,622
95,486		European Aeronautic Defence and Space Co	2,814,855
15,366		Fugro NV	902,448
26,092		Heineken Holding NV	1,116,196
61,338		Heineken NV	2,979,905
902,144	*	ING Groep NV	7,777,360
271,632		Koninklijke Ahold NV	3,470,470
235,133		Koninklijke Philips Electronics NV	4,894,695
16,748		Koninklijke Vopak NV	863,226
55,718	*	Qiagen N.V.	774,969
29,535		Randstad Holdings NV	1,048,566
157,583		Reed Elsevier NV	1,935,137
844,920		Royal Dutch Shell plc (A Shares)	29,931,043
633,713		Royal Dutch Shell plc (B Shares)	22,736,453
357,568		Royal KPN NV	4,681,608
40,575		SBM Offshore NV	891,529
83,539		TNT Express NV	708,791
83,539		TNT NV	422,990
383,232		Unilever NV	13,230,571
70,552		Wolters Kluwer NV	1,244,886

		TOTAL NETHERLANDS	115,016,645

NEW ZEALAND - 0.1%
217,135		Auckland International Airport Ltd	409,977
80,491	*	Contact Energy Ltd	362,699
150,243		Fletcher Building Ltd	801,163
151,778		Sky City Entertainment Group Ltd	431,825
449,697		Telecom Corp of New Zealand Ltd	918,126

		TOTAL NEW ZEALAND	2,923,790

NORWAY - 0.9%
37,488		Aker Kvaerner ASA	430,990
231,501		DNB NOR Holding ASA	2,677,770
47,925	e	Gjensidige Forsikring BA	525,481
220,204		Norsk Hydro ASA	1,140,659
176,980		Orkla ASA	1,534,291
167,562	*,e	Renewable Energy Corp AS	161,566
76,623	e	SeaDrill Ltd	2,516,227
262,996		Statoil ASA	6,673,274
174,705		Telenor ASA	3,111,974
45,579		Yara International ASA	2,155,402

		TOTAL NORWAY	20,927,634

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

PORTUGAL - 0.2%
704,925	*,e	Banco Comercial Portugues S.A.	$149,141
134,775	e	Banco Espirito Santo S.A.	289,194
54,743	e	Cimpor Cimentos de Portugal S.A.	404,761
44,391	*	EDP Renovaveis S.A.	265,179
455,117		Energias de Portugal S.A.	1,429,757
52,986		Galp Energia SGPS S.A.	1,089,699
49,674		Jeronimo Martins SGPS S.A.	851,801
155,447		Portugal Telecom SGPS S.A.	1,111,630

		TOTAL PORTUGAL	5,591,162

SINGAPORE - 1.7%
423,960		Ascendas Real Estate Investment Trust	689,759
605,000		CapitaLand Ltd	1,303,439
477,330		CapitaMall Trust	709,206
318,000	e	CapitaMalls Asia Ltd	342,648
119,400		City Developments Ltd	1,029,663
450,000	e	ComfortDelgro Corp Ltd	498,628
220,000	e	Cosco Corp Singapore Ltd	176,033
404,500		DBS Group Holdings Ltd	3,951,062
223,000		Fraser and Neave Ltd	1,086,108
1,412,400	*,e	Genting International plc	1,929,867
444,000	*	Global Logistic Properties	618,194
1,385,647		Golden Agri-Resources Ltd	709,345
1,244,300	e	Hutchison Port Holdings Trust	825,518
24,009		Jardine Cycle & Carriage Ltd	863,077
334,400		Keppel Corp Ltd	2,503,358
167,000	e	Keppel Land Ltd	368,430
239,250	e	Neptune Orient Lines Ltd	214,570
324,700		Olam International Ltd	650,406
584,520	e	Oversea-Chinese Banking Corp	3,913,337
236,460		SembCorp Industries Ltd	779,588
202,600	e	SembCorp Marine Ltd	671,968
129,933	e	Singapore Airlines Ltd	1,203,928
203,000	e	Singapore Exchange Ltd	1,083,355
362,000	e	Singapore Press Holdings Ltd	1,120,260
382,000		Singapore Technologies Engineering Ltd	855,758
1,855,403		Singapore Telecommunications Ltd	4,691,036
126,000	e	StarHub Ltd	282,015
293,000		United Overseas Bank Ltd	3,973,823
100,000		United Overseas Land Ltd	353,524
451,000	e	Wilmar International Ltd	1,947,339
437,000		Yangzijiang Shipbuilding	323,678

		TOTAL SINGAPORE	39,668,920

SPAIN - 3.4%
87,377	e	Abertis Infraestructuras S.A.	1,437,840
5,641	e	Acciona S.A.	533,410
21,156	e	Acerinox S.A.	279,981
33,441	e	ACS Actividades Cons y Servicios S.A.	1,266,818
68,785	e	Amadeus IT Holding S.A.	1,296,356

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,010,501	e	Banco Bilbao Vizcaya Argentaria S.A.	$9,094,429
267,499	e	Banco de Sabadell S.A.	959,460
222,382	e	Banco Popular Espanol S.A.	1,017,898
1,984,885		Banco Santander Central Hispano S.A.	16,799,782
216,260	*,e	Bankia SAU	1,093,718
68,787	e	Bankinter S.A.	419,948
94,232		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,197,694
171,793	e	Corp Mapfre S.A.	627,724
194,760		Criteria Caixacorp S.A.	949,530
130,198	*	Distribuidora Internacional de Alimentacion S.A.	595,412
42,802		Enagas	841,638
11,131	e	Fomento de Construcciones y Contratas S.A.	288,163
73,477		Gas Natural SDG S.A.	1,365,783
33,596		Gestevision Telecinco S.A.	222,332
33,403	e	Grifols S.A.	621,044
915,904		Iberdrola S.A.	6,626,537
51,478	e	Inditex S.A.	4,673,145
22,702	e	Indra Sistemas S.A.	380,401
25,531		Red Electrica de Espana	1,229,911
184,787		Repsol YPF S.A.	5,562,033
965,724	e	Telefonica S.A.	20,523,177
32,924		Zardoya Otis S.A.	443,547

		TOTAL SPAIN	80,347,711

SWEDEN - 2.9%
79,654		Alfa Laval AB	1,483,531
73,854		Assa Abloy AB (Class B)	1,793,542
156,913		Atlas Copco AB (A Shares)	3,411,207
91,858		Atlas Copco AB (B Shares)	1,785,024
61,607		Boliden AB	875,830
57,809	e	Electrolux AB (Series B)	1,076,426
709,519		Ericsson (LM) (B Shares)	7,395,687
46,894		Getinge AB (B Shares)	1,216,481
240,814		Hennes & Mauritz AB (B Shares)	7,962,357
63,609		Hexagon AB (B Shares)	974,939
13,078		Holmen AB (B Shares)	370,036
105,352		Husqvarna AB (B Shares)	535,073
29,393		Industrivarden AB	366,054
106,811		Investor AB (B Shares)	2,088,989
46,343		Kinnevik Investment AB (Series B)	968,423
11,163		Modern Times Group AB (B Shares)	590,235
612,617		Nordea Bank AB	5,563,097
42,278		Ratos AB (B Shares)	562,330
235,716		Sandvik AB	3,240,294
75,714		Scania AB (B Shares)	1,270,475
77,838		Securitas AB (B Shares)	709,282
340,942		Skandinaviska Enskilda Banken AB (Class A)	2,137,333
92,062		Skanska AB (B Shares)	1,503,270
93,903		SKF AB (B Shares)	2,081,078
38,781	e	Ssab Svenskt Stal AB (Series A)	374,897
135,556		Svenska Cellulosa AB (B Shares)	1,978,923
114,310		Svenska Handelsbanken (A Shares)	3,283,035

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

189,623		Swedbank AB (A Shares)	$2,654,811
49,724		Swedish Match AB	1,716,966
72,793		Tele2 AB (B Shares)	1,532,896
511,740		TeliaSonera AB	3,557,065
322,111		Volvo AB (B Shares)	4,009,219

		TOTAL SWEDEN	69,068,805

SWITZERLAND - 8.5%
514,319		ABB Ltd	9,682,267
26,285		Actelion Ltd	973,675
30,242		Adecco S.A.	1,452,439
19,475		Aryzta AG.	939,049
11,767		Baloise Holding AG.	958,490
122,097		Compagnie Financiere Richemont S.A.	6,955,206
268,806		Credit Suisse Group	7,752,643
8,892		Geberit AG.	1,821,058
1,946		Givaudan S.A.	1,769,922
195,945	e	Glencore International AG.	1,371,707
57,436		Holcim Ltd	3,637,197
48,543		Julius Baer Group Ltd	1,823,994
49,691		Julius Baer Holding AG.	594,075
12,398		Kuehne & Nagel International AG.	1,536,002
219		Lindt & Spruengli AG.	675,832
28		Lindt & Spruengli AG. (Reg)	1,031,074
11,112		Lonza Group AG.	739,151
814,117		Nestle S.A.	47,086,623
548,461		Novartis AG.	30,897,697
5,911		Pargesa Holding S.A.	461,608
11,380		Phonak Holding AG.	1,203,296
165,132		Roche Holding AG.	27,093,096
11,471		Schindler Holding AG.	1,343,308
4,649		Schindler Holding AG. (Reg)	545,600
1,300		SGS S.A.	2,230,056
502		Sika AG.	983,828
149,033	e	STMicroelectronics NV	1,032,776
1,811		Straumann Holding AG.	318,784
5,168		Sulzer AG.	602,328
7,217		Swatch Group AG.	3,038,258
10,379		Swatch Group AG. Reg	765,350
7,353		Swiss Life Holding	903,076
82,094		Swiss Re Ltd	4,482,207
5,530		Swisscom AG.	2,227,718
22,292		Syngenta AG.	6,792,838
15,557	e	Synthes, Inc	2,601,586
75,467		Transocean Ltd	4,264,837
853,275		UBS AG. (Switzerland)	10,783,867
33,869		Zurich Financial Services AG.	7,804,892

		TOTAL SWITZERLAND	201,177,410

TAIWAN - 0.0%
543,000	*,e	Foxconn International Holdings Ltd	363,703

		TOTAL TAIWAN	363,703

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 19.8%
232,209		3i Group plc	$765,327
64,372	e	Acergy S.A.	1,388,069
45,554		Admiral Group plc	859,195
62,542		Aggreko plc	1,714,513
78,751		AMEC plc	1,167,044
310,306		Anglo American plc (London)	11,375,965
92,850		Antofagasta plc	1,728,128
318,694		ARM Holdings plc	2,990,270
80,882		Associated British Foods plc	1,435,568
324,302		AstraZeneca plc	15,569,471
668,579		Aviva plc	3,647,476
85,758		Babcock International Group	969,200
797,586		BAE Systems plc	3,537,009
148,369		Balfour Beatty plc	598,550
2,727,140		Barclays plc	8,453,977
796,994		BG Group plc	17,282,028
502,930		BHP Billiton plc	15,837,003
4,435,424		BP plc	32,639,561
467,338		British American Tobacco plc	21,427,594
198,351		British Land Co plc	1,622,733
268,894		British Sky Broadcasting plc	3,031,907
1,818,088		BT Group plc	5,485,581
76,903		Bunzl plc	994,788
104,167		Burberry Group plc	2,236,214
327,937	*	Cairn Energy plc	1,548,789
144,086		Capita Group plc	1,681,111
42,576		Carnival plc	1,557,833
1,217,483		Centrica plc	5,795,947
274,833		Cobham plc	793,104
439,372		Compass Group plc	3,989,866
587,036		Diageo plc	12,149,159
76,642	*,e	Essar Energy plc	375,809
234,469		Experian Group Ltd	3,045,928
368,532		GKN plc	1,120,343
1,212,712		GlaxoSmithKline plc	27,216,114
326,310	e	Group 4 Securicor plc	1,275,771
163,390		Hammerson plc	1,067,444
4,187,054		HSBC Holdings plc	36,533,334
130,517		ICAP plc	841,808
239,435		Imperial Tobacco Group plc	8,721,877
108,650		Inmarsat plc	819,636
68,661		Intercontinental Hotels Group plc	1,267,210
238,882	*,e	International Consolidated Airlines	632,777
350,419		International Power plc	1,900,915
36,896		Intertek Group plc	1,216,489
184,680		Invensys plc	668,131
116,090		Investec plc	703,339
901,778		ITV plc	923,977
278,047		J Sainsbury plc	1,332,390
49,549		Johnson Matthey plc	1,490,383

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

48,543		Kazakhmys plc	$717,638
553,883		Kingfisher plc	2,294,789
176,126		Land Securities Group plc	1,927,595
1,375,792		Legal & General Group plc	2,423,608
136,857		Liberty International plc	722,351
9,601,948	*	Lloyds TSB Group plc	4,965,376
33,837		London Stock Exchange Group plc	488,498
37,756	e	Lonmin plc	656,623
445,460		Man Group plc	1,064,884
366,272		Marks & Spencer Group plc	1,888,355
826,878		National Grid plc	8,220,855
40,382		Next plc	1,655,104
1,295,172		Old Mutual plc	2,277,085
189,744		Pearson plc	3,485,756
61,313		Petrofac Ltd	1,408,411
602,693		Prudential plc	6,225,279
21,616		Randgold Resources Ltd	2,364,086
145,776		Reckitt Benckiser Group plc	7,482,638
284,645		Reed Elsevier plc	2,436,795
345,630		Resolution Ltd	1,521,080
197,723		Rexam plc	1,095,978
335,260		Rio Tinto plc	18,137,201
436,384		Rolls-Royce Group plc	4,912,140
30,110,496	*,m	Rolls-Royce Holdings plc	4,841
820,883		Royal & Sun Alliance Insurance Group plc	1,465,975
4,136,303	*	Royal Bank of Scotland Group plc	1,596,283
224,310		SABMiller plc	8,169,417
311,954		Sage Group plc	1,391,293
27,462		Schroders plc	628,555
218,263		Scottish & Southern Energy plc	4,715,826
158,715		Segro plc	620,636
116,133		Serco Group plc	967,099
57,740		Severn Trent plc	1,405,423
206,590		Smith & Nephew plc	1,890,949
92,389		Smiths Group plc	1,417,966
559,348		Standard Chartered plc	13,052,008
546,720		Standard Life plc	1,885,841
1,892,856		Tesco plc	12,204,028
127,805	e	TUI Travel plc	349,727
209,988		Tullow Oil plc	4,717,992
301,039		Unilever plc	10,090,871
158,113		United Utilities Group plc	1,541,322
12,049,513		Vodafone Group plc	33,457,704
49,316		Weir Group plc	1,510,884
39,441		Whitbread plc	1,048,003
525,152		WM Morrison Supermarkets plc	2,546,685
66,914		Wolseley plc	1,929,537
488,888		Xstrata plc	8,143,186

		TOTAL UNITED KINGDOM	470,550,831

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

UNITED STATES - 1.5%
695,961	d	iShares MSCI EAFE Index Fund	$36,447,478

		TOTAL UNITED STATES	36,447,478

		TOTAL COMMON STOCKS	2,384,082,932

		(Cost $2,573,436,532)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

HONG KONG - 0.0%
295,479	m	New World Development Co Ltd	95,240

		TOTAL HONG KONG	95,240

		TOTAL RIGHTS / WARRANTS	95,240

		(Cost $0)

SHORT-TERM INVESTMENTS - 10.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 10.9%
260,107,300	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	260,107,300

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	260,107,300

		TOTAL SHORT-TERM INVESTMENTS	260,107,300

		(Cost $260,107,300)

		TOTAL INVESTMENTS - 110.3%	2,644,285,472
		(Cost $2,833,543,832)
		OTHER ASSETS & LIABILITIES, NET - (10.3)%	(246,136,392)

		NET ASSETS - 100.0%	$2,398,149,080

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan.
	f	Restricted security. At 10/31/2011, the total value of these securities amounted to $649,169 or 0.0% of net assets.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2011, the total value of these securities amounted to $2,601,586 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$558,458,809	23.3%
INDUSTRIALS	286,039,034	11.9
CONSUMER STAPLES	263,412,860	11.0
MATERIALS	244,900,368	10.2
CONSUMER DISCRETIONARY	241,290,964	10.1
HEALTH CARE	218,714,722	9.1
ENERGY	206,028,641	8.6
TELECOMMUNICATION SERVICES	144,648,437	6.0
INFORMATION TECHNOLOGY	113,160,131	4.7
UTILITIES	107,524,206	4.5
SHORT - TERM INVESTMENTS	260,107,300	10.9
OTHER ASSETS & LIABILITIES, NET	(246,136,392)	-10.3

NET ASSETS	$2,398,149,080	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
$115,140	Dr Reddy’s Laboratories Ltd	9.250%	03/24/14	$120

	TOTAL INDIA			120

	TOTAL CORPORATE BONDS			120

	(Cost $166)

SHARES		COMPANY

COMMON STOCKS - 99.4%

BRAZIL - 14.4%
4,958		AES Tiete S.A.	70,666
17,600		All America Latina Logistica S.A.	87,649
5,705		Amil Participacoes S.A.	57,720
4,985		Anhanguera Educacional Participacoes S.A.	73,315
2,393		B2W Companhia Global Do Varejo	19,444
12,200		Banco Bradesco S.A. (ADR)	222,040
78,204		Banco Bradesco S.A. (Preference)	1,414,354
26,486		Banco do Brasil S.A.	399,562
7,668		Banco do Estado do Rio Grande do Sul	80,840
93,061		Banco Itau Holding Financeira S.A.	1,774,114
27,739		Banco Santander Brasil S.A.	249,624
2,700		Banco Santander Brasil S.A. (ADR)	24,570
91,574		BM&FBOVESPA S.A.	546,718
19,300		BR Malls Participacoes S.A.	208,530
10,265		Bradespar S.A.	209,264
11,500		Brasil Telecom S.A. (Preference)	79,174
7,215		Braskem S.A.	64,298
200	e	Braskem S.A. (ADR)	3,608
3,700	e	BRF-Brasil Foods S.A. (ADR)	77,885
8,291		Brookfield Incorporacoes S.A.	31,873
12,776		Centrais Eletricas Brasileiras S.A.	127,920
1,500		Centrais Eletricas Brasileiras S.A. (ADR)	14,925
9,992		Centrais Eletricas Brasileiras S.A. (Preference)	137,758
9,470		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	130,727
4,257		Cia Brasileira de Distribuicao Grupo Pao de Acucar	162,410
700	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	27,433
4,400		Cia de Bebidas das Americas (ADR)	148,368
10,389		Cia de Concessoes Rodoviarias	285,919
5,000		Cia de Saneamento Basico do Estado de Sao Paulo	137,170
1,700		Cia de Transmissao de Energia Electrica Paulista	48,717
16,449		Cia Energetica de Minas Gerais	274,972
1,600	e	Cia Energetica de Minas Gerais (ADR)	27,264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,320		Cia Energetica de Sao Paulo (Class B)	$124,710
5,885		Cia Hering	131,456
4,595		Cia Paranaense de Energia	91,935
200		Cia Paranaense de Energia (ADR)	4,036
28,530		Cia Siderurgica Nacional S.A.	264,387
4,400		Cia Siderurgica Nacional S.A.(ADR)	41,184
11,650		Companhia Brasileira de Meios de Pagamento	308,749
300		Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	16,278
19,500		Companhia Vale do Rio Doce (ADR)	495,495
5,436		Cosan SA Industria e Comercio	84,856
8,600		CPFL Energia S.A.	110,052
300	e	CPFL Energia S.A. (ADR)	7,797
13,505		Cyrela Brazil Realty S.A.	118,071
10,578		Diagnosticos da America S.A.	84,101
6,628		EcoRodovias Infraestrutura e Logistica S.A.	50,187
4,100		EDP - Energias do Brasil S.A.	88,360
4,500		Eletropaulo Metropolitana de Sao Paulo S.A.	80,729
21,879		Empresa Brasileira de Aeronautica S.A.	151,013
600		Empresa Brasileira de Aeronautica S.A. (ADR)	16,692
4,748		Fertilizantes Fosfatados S.A.	67,008
6,063		Fibria Celulose S.A.	53,996
2,700	e	Fibria Celulose S.A. (ADR)	23,949
16,000		Gafisa S.A.	59,365
1,400	e	Gafisa S.A. (ADR)	10,416
4,900	e	Gerdau S.A. (ADR)	44,198
35,175		Gerdau S.A. Preference	316,541
2,100		Gol Linhas Aereas Inteligentes S.A.	16,525
1,800		Gol Linhas Aereas Inteligentes S.A. (ADR)	14,436
300	*	HRT Participacoes em Petroleo SA	149,576
11,482		Hypermarcas S.A.	61,796
108,338		Investimentos Itau S.A. - PR	678,355
14,600		Itau Unibanco Banco Multiplo S.A. (ADR)	279,152
33,864	*	JBS S.A.	101,778
20,020		Klabin S.A.	73,697
4,982		Localiza Rent A Car	75,302
14,880		Lojas Americanas S.A.	130,872
5,830		Lojas Renner S.A.	176,783
5,574		Marfrig Alimentos S.A.	24,187
12,117		Metalurgica Gerdau S.A.	137,343
10,461	*	MMX Mineracao e Metalicos S.A.	45,759
13,456		MRV Engenharia e Participacoes S.A.	94,835
2,500		Multiplan Empreendimentos Imobiliarios S.A.	50,558
7,892		Natura Cosmeticos S.A.	153,532
4,051		Odontoprev S.A.	63,755
68,791	*	OGX Petroleo e Gas Participacoes S.A.	568,968
51,748		PDG Realty S.A.	228,168
26,756		Perdigao S.A.	557,141
145,272		Petroleo Brasileiro S.A.	1,952,924
14,900		Petroleo Brasileiro S.A. (ADR)	402,449
171,046		Petroleo Brasileiro S.A. (Preference)	2,124,066
5,081		Porto Seguro S.A.	54,455
133,500		PT International Nickel Indonesia Tbk	54,427

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,032		Redecard S.A.	$269,402
7,559		Rossi Residencial S.A.	47,771
11,281		Satipel Industrial S.A.	61,108
17,445		Souza Cruz S.A.	213,992
5,005		Sul America SA	40,201
7,642		Suzano Papel e Celulose S.A.	37,390
1,400	e	Tam S.A. (ADR)	28,126
1,700		Tam S.A. (Preference)	33,953
2,100		Tele Norte Leste Participacoes S.A.	25,687
10,068		Tele Norte Leste Participacoes S.A. (Preference)	108,606
13,721		Telefonica Brasil S.A.	399,198
1,400		Telemar Norte Leste S.A.	38,285
36,866		Tim Participacoes S.A.	190,681
4,800		Totvus S.A.	79,681
6,300		Tractebel Energia S.A.	100,912
15,880		Ultrapar Participacoes S.A.	283,035
7,305		Usinas Siderurgicas de Minas Gerais S.A.	104,883
21,717		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	149,262
53,100		Vale S.A.	1,351,895
81,673		Vale SA (Preference)	1,940,914

		TOTAL BRAZIL	23,840,213

CHILE - 1.7%
124,823		AES Gener S.A.	71,332
1,183		Banco de Credito e Inversiones	66,397
1,908,696		Banco Santander Chile S.A.	147,648
3,273		CAP S.A.	126,264
42,690		Centros Comerciales Sudamericanos S.A.	272,721
4,986		Cia Cervecerias Unidas S.A.	56,480
339,624		Colbun S.A.	92,817
3,691,626		CorpBanca S.A.	53,413
27,245		Empresa Electrica del Norte Grande S.A.	75,070
156,071		Empresa Nacional de Electricidad S.A.	250,057
5,808		Empresa Nacional de Telecomunicaciones S.A.	114,986
49,280		Empresas CMPC S.A.	205,187
20,914		Empresas COPEC S.A.	320,572
623,929		Enersis S.A.	253,290
6,894		Lan Airlines S.A.	177,926
15,954		SACI Falabella	149,788
4,965		Sociedad Quimica y Minera de Chile S.A. (Class B)	297,930
19,559		Vina Concha Y Toro S.A.	39,052

		TOTAL CHILE	2,770,930

CHINA - 15.4%
68,000	e	Agile Property Holdings Ltd	61,294
994,000	e	Agricultural Bank of China	446,123
106,000		Air China Ltd	82,366
62,500	e	Alibaba.com Ltd	73,399
202,000	e	Aluminum Corp of China Ltd	108,492
70,000	e	Angang New Steel Co Ltd	42,708
67,000	e	Anhui Conch Cement Co Ltd	243,630
51,000	e	Anta Sports Products Ltd	46,639

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

96,000		AviChina Industry & Technology Co	$42,040
3,317,000		Bank of China Ltd	1,180,549
381,500		Bank of Communications Co Ltd	262,195
70,000	e	BBMG Corp	60,951
104,000		Beijing Capital International Airport Co Ltd	46,701
26,500		Beijing Enterprises Holdings Ltd	146,648
106,000	*,e	Brilliance China Automotive Holdings Ltd	113,638
25,000	e	Byd Co Ltd	60,228
		Changsha Zoomlion Heavy Industry Science and Technology
71,920	e	Development Co Ltd	104,053
82,000	e	China Agri-Industries Holdings Ltd	65,370
108,000		China BlueChemical Ltd	84,632
400,600	e	China Citic Bank	215,216
245,000		China Coal Energy Co	305,154
230,000	e	China Communications Construction Co Ltd	173,478
112,000		China Communications Services Corp Ltd	51,653
2,322,350		China Construction Bank	1,706,312
163,000		China Dongxiang Group Co	29,158
48,000	e	China Everbright Ltd	71,164
37,800	*	China Insurance International Holdings Co Ltd	81,972
364,000		China Life Insurance Co Ltd	941,084
101,000		China Longyuan Power Group Corp	83,873
206,000	e	China Merchants Bank Co Ltd	415,947
55,687	e	China Merchants Holdings International Co Ltd	171,835
236,500	e	China Minsheng Banking Corp Ltd	192,657
288,000		China Mobile Hong Kong Ltd	2,737,250
68,000		China Molybdenum Co Ltd	33,425
146,000	e	China National Building Material Co Ltd	187,012
59,000	e	China National Materials Co Ltd	29,705
98,000		China Oilfield Services Ltd	163,236
210,000	e	China Overseas Land & Investment Ltd	388,581
93,000		China Pacific Insurance Group Co Ltd	285,388
102,000	e	China Railway Construction Corp	60,787
194,000		China Railway Group Ltd	64,411
62,000		China Resources Enterprise	226,427
86,000		China Resources Power Holdings Co	152,740
84,000		China Shanshui Cement Group Ltd	64,342
184,000		China Shenhua Energy Co Ltd	841,762
23,000	e	China Shineway Pharmaceutical Group Ltd	32,106
229,000	*,e	China Shipping Container Lines Co Ltd	43,443
70,000		China Shipping Development Co Ltd	49,489
107,000	e	China South Locomotive and Rolling Stock Corp	63,319
112,000	*	China Southern Airlines Co Ltd	62,503
74,000	e	China State Construction International Holdings Ltd	56,994
714,000		China Telecom Corp Ltd	440,829
288,000	e	China Unicom Ltd	579,057
63,000	e	China Yurun Food Group Ltd	109,349
97,200		China Zhongwang Holdings Ltd	32,146
117,000	*	Chongqing Rural Commercial Bank	51,765
64,000	e	Citic Pacific Ltd	115,665
898,000		CNOOC Ltd	1,697,544
162,500	e	COSCO Holdings	84,750

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

82,000		COSCO Pacific Ltd	$114,096
211,000	e	Country Garden Holdings Co Ltd	83,543
198,000	e	Datang International Power Generation Co Ltd	50,776
20,600	e	Dongfang Electric Co Ltd	63,309
132,000	e	Dongfeng Motor Group Co Ltd	215,325
55,000		Dongyue Group	42,589
245,000	e	Evergrande Real Estate Group	105,954
82,500		Fosun International	46,729
204,000	e	Franshion Properties China Ltd	41,900
195,000	e	Geely Automobile Holdings Ltd	49,857
34,000		Golden Eagle Retail Group Ltd	85,448
53,000	e	Great Wall Motor Co Ltd	71,969
42,000		Greentown China Holdings Ltd	26,937
142,000	e	Guangdong Investments Ltd	85,482
114,000		Guangzhou Automobile Group Co Ltd	113,734
288,000		Guangzhou Investment Co Ltd	44,450
60,000	e	Guangzhou R&F Properties Co Ltd	58,303
37,500	e	Hengan International Group Co Ltd	325,063
58,000		Hidili Industry International Development Ltd	24,292
206,000		Huaneng Power International, Inc	93,167
2,951,000		Industrial & Commercial Bank of China	1,842,791
49,000	e	Intime Department Store Group Co Ltd	70,318
84,000		Jiangsu Express	72,401
100,000		Jiangsu Rongsheng Heavy Industry Group Co Ltd	34,652
72,000	e	Jiangxi Copper Co Ltd	174,037
304,000		Lenovo Group Ltd	204,380
35,500	e	Li Ning Co Ltd	33,844
63,500	e	Longfor Properties Co Ltd	81,388
100,000	e	Lonking Holdings Ltd	39,318
128,000	e	Maanshan Iron & Steel	38,109
165,000	e	Metallurgical Corp of China Ltd	35,804
87,000	e	Nine Dragons Paper Holdings Ltd	59,224
69,500		Parkson Retail Group Ltd	88,435
124,000		PICC Property & Casualty Co Ltd	171,964
84,000		Ping An Insurance Group Co of China Ltd	622,977
105,000	e	Poly Hong Kong Investment Ltd	52,664
542,000	e	Renhe Commercial Holdings Co Ltd	75,950
934,000	*	Semiconductor Manufacturing International	51,235
84,000		Shandong Weigao Group Medical Polymer Co Ltd	87,303
174,000		Shanghai Electric Group Co Ltd	76,562
27,000		Shanghai Industrial Holdings Ltd	88,399
79,000	e	Shimao Property Holdings Ltd	77,129
142,195	e	Shui On Land Ltd	44,120
107,000		Sihuan Pharmaceutical Holdings	45,239
122,000	e	Sinochem Hong Kong Holding Ltd	40,039
175,324	e	Sino-Ocean Land Holdings Ltd	77,787
164,000		Sinopec Shanghai Petrochemical Co Ltd	60,212
41,600		Sinopharm Group Co	113,232
125,000	e	Soho China Ltd	89,120
48,200		Tencent Holdings Ltd	1,114,749
98,000	e	Tingyi Cayman Islands Holding Corp	278,732
16,000	e	Tsingtao Brewery Co Ltd	81,362

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

292,000		Want Want China Holdings Ltd	$270,728
22,000	e	Weichai Power Co Ltd	110,700
31,000		Wumart Stores, Inc	62,566
36,000		Xinao Gas Holdings Ltd	130,087
114,000		Yanzhou Coal Mining Co Ltd	282,183
50,000		Zhaojin Mining Industry Co Ltd	89,269
106,000		Zhejiang Expressway Co Ltd	69,713
24,000	e	Zhuzhou CSR Times Electric Co Ltd	56,191
318,000	e	Zijin Mining Group Co Ltd	135,350
29,120		ZTE Corp	82,660

		TOTAL CHINA	25,421,030

COLOMBIA - 0.9%
8,318		Almacenes Exito S.A.	106,984
8,777		BanColombia S.A.	136,406
13,788		BanColombia S.A. (Preference)	217,238
9,191		Cementos Argos S.A.	52,900
3,477		Corp Financiera Colombiana S.A.	65,478
72	*	Corp Financiera Colombiana S.A. (No-Div)	1,272
239,874		Ecopetrol S.A.	514,200
17,922		Interconexion Electrica S.A.	114,294
9,870		Inversiones Argos S.A.	94,680
9,863		Suramericana de Inversiones S.A.	173,263

		TOTAL COLOMBIA	1,476,715

CZECH REPUBLIC - 0.3%
5,704		CEZ AS	241,199
551		Komercni Banka AS	105,424
5,000		Telefonica O2 Czech Republic AS	105,182

		TOTAL CZECH REPUBLIC	451,805

EGYPT - 0.3%
29,024		Commercial International Bank	129,151
29,870		Egypt Kuwait Holding Co	30,657
924		Egyptian Co for Mobile Services	15,991
15,076	*	Egyptian Financial Group-Hermes Holding	32,265
4,521		Orascom Construction Industries	182,556
119,425	*	Orascom Telecom Holding SAE	66,223
38,671	*	Talaat Moustafa Group	23,303
16,671		Telecom Egypt	41,613

		TOTAL EGYPT	521,759

FRANCE - 0.0%
4,180		National Societe Generale Bank SAE	18,539

		TOTAL FRANCE	18,539

GERMANY - 0.0%
12,027		Magyar Telekom	27,784

		TOTAL GERMANY	27,784

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.1%
208,000		Belle International Holdings Ltd	$407,935
140,000	e	Bosideng International Holdings Ltd	38,594
158,000	e	Chaoda Modern Agriculture	22,372
172,000		China Gas Holdings Ltd	49,359
63,000	e	China High Speed Transmission Equipment Group Co Ltd	39,659
63,000		China Mengniu Dairy Co Ltd	200,749
118,000	e	China Resources Cement Holdings Ltd	93,634
96,000	e	China Resources Land Ltd	140,515
144,000		Fushan International Energy Group Ltd	59,221
349,000	e	GCL Poly Energy Holdings Ltd	112,656
488,000	e	GOME Electrical Appliances Holdings Ltd	149,621
116,000	e	Hengdeli Holdings Ltd	52,005
96,000	e	Huabao International Holdings Ltd	60,985
28,000		Kingboard Chemical Holdings Ltd	95,637
76,000	e	KWG Property Holding Ltd	32,780
95,000	e	Lee & Man Paper Manufacturing Ltd	39,081
92,000	*,e	Minmetals Resources Ltd	47,251
53,000	*	Sany Heavy Equipment International	46,693
98,760	e	Skyworth Digital Holdings Ltd	52,186

		TOTAL HONG KONG	1,740,933

HUNGARY - 0.3%
2,697	e	MOL Hungarian Oil and Gas plc	208,771
9,732		OTP Bank	152,600
513		Richter Gedeon Nyrt	82,408

		TOTAL HUNGARY	443,779

INDIA - 7.1%
10,065		Adani Enterprises Ltd	98,286
1,665		Aditya Birla Nuvo Ltd	30,622
31,021		Ambuja Cements Ltd	98,310
1,404		Asian Paints Ltd	90,956
3,057		Associated Cement Co Ltd	74,694
4,027		Bajaj Holdings and Investment Ltd	142,389
4,557		Bank of India	30,987
27,795		Bharat Heavy Electricals	180,458
8,237		Bharat Petroleum Corp Ltd	105,316
4,593		Canara Bank	43,792
15,452		Cipla Ltd	93,336
33,976		Coal India Ltd	230,401
17,217		Dabur India Ltd	35,641
17,904		DLF Ltd	88,035
4,818		Dr Reddy’s Laboratories Ltd	163,199
17,619		GAIL India Ltd	152,155
48,684	*	GMR Infrastructure Ltd	27,463
6,684		HCL Technologies Ltd	60,381
73,084		HDFC Bank Ltd	728,639
3,878		Hero Honda Motors Ltd	172,920
54,001		Hindalco Industries Ltd	149,238
42,128		Hindustan Lever Ltd	324,415
5,294	*	Housing Development & Infrastruture Ltd	10,760

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

51,756		Housing Development Finance Corp	$728,129
38,136		ICICI Bank Ltd	718,982
5,949		Indiabulls Real Estate Ltd	9,100
743	*	Indiabulls Wholesale Service	84
7,136		IndusInd Bank Ltd	41,782
20,283		Infosys Technologies Ltd	1,186,564
43,831		Infrastructure Development Finance Co Ltd	118,295
107,775		ITC Ltd	469,932
37,546		Jaiprakash Associates Ltd	59,043
16,401		Jindal Steel & Power Ltd	187,919
3,635		JSW Steel Ltd	48,517
12,078		Kotak Mahindra Bank Ltd	126,305
9,728		Larsen & Toubro Ltd	280,531
14,180		LIC Housing Finance Ltd	67,797
7,404		Lupin Ltd	71,218
14,492		Mahindra & Mahindra Ltd	255,739
2,915		Maruti Udyog Ltd	67,018
15,099		Mundra Port and Special Economic Zone Ltd	50,602
28,626		NTPC Ltd	104,872
2,570		Piramal Healthcare Ltd	18,945
52,756		Power Grid Corp of India Ltd	113,044
5,643		Ranbaxy Laboratories Ltd	57,867
3,832		Reliance Capital Ltd	28,879
19,037		Reliance Communication Ventures Ltd	30,940
5,373		Reliance Energy Ltd	50,821
66,270		Reliance Industries Ltd	1,186,443
28,529	*	Reliance Power Ltd	55,587
13,051		Rural Electrification Corp Ltd	47,967
21,852	*	Satyam Computer Services Ltd	31,632
15,001		Sesa Goa Ltd	63,291
5,156		Shriram Transport Finance Co Ltd	64,528
3,069		Siemens India Ltd	53,702
1,525	f	State Bank of India Ltd (GDR) (purchased 11/10/10, cost $179,921)	119,373
17,801		Steel Authority Of India	40,722
65,176		Sterlite Industries India Ltd	170,452
15,018		Sun Pharmaceuticals Industries Ltd	154,571
26,569	*	Suzlon Energy Ltd	20,825
22,169		Tata Consultancy Services Ltd	504,141
70,320		Tata Motors Ltd	283,566
46,910		Tata Power Co Ltd	96,201
14,621		Tata Steel Ltd	143,935
12,135		Titan Industries Ltd	53,874
3,288		Ultra Tech Cement Ltd	77,609
50,027		Unitech Ltd	30,636
11,997		United Phosphorus Ltd	35,889
3,505		United Spirits Ltd	62,819
10,857		UTI Bank Ltd	256,522
21,548		Wipro Ltd	161,636
21,558		ZEE Telefilms Ltd	53,776

		TOTAL INDIA	11,795,015

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INDONESIA - 2.8%
820,000		Adaro Energy Tbk	$184,953
518,000		Bank Rakyat Indonesia	389,458
187,500		PT Aneka Tambang Tbk	37,530
16,000		PT Astra Agro Lestari Tbk	38,321
93,500		PT Astra International Tbk	720,958
562,000		PT Bank Central Asia Tbk	509,652
130,766		PT Bank Danamon Indonesia Tbk	72,871
433,771		PT Bank Mandiri Persero Tbk	346,013
328,193		PT Bank Negara Indonesia	147,084
834,000		PT Bumi Resources Tbk	217,839
323,000		PT Charoen Pokphand Indonesia Tbk	96,186
61,000		PT Excelcomindo Pratama	34,117
26,000		PT Gudang Garam Tbk	170,661
25,000		PT Indo Tambangraya Megah	124,714
63,000		PT Indocement Tunggal Prakarsa Tbk	115,099
199,500		PT Indofood Sukses Makmur Tbk	117,134
24,000		PT Indosat Tbk	14,374
194,500		PT Kalbe Farma Tbk	75,709
533,000		PT Perusahaan Gas Negara	175,814
136,500		PT Semen Gresik Persero Tbk	145,238
59,500		PT Tambang Batubara Bukit Asam Tbk	122,015
470,000		PT Telekomunikasi Indonesia Tbk (Series B)	391,973
61,500		PT Unilever Indonesia Tbk	108,115
76,000		PT United Tractors Tbk	209,042

		TOTAL INDONESIA	4,564,870

KOREA, REPUBLIC OF - 14.6%
153		Amorepacific Corp	173,406
7,920	*	BS Financial Group	87,168
3,456		Celltrion, Inc	115,696
2,181		Cheil Industries, Inc	192,658
353		CJ CheilJedang Corp	97,416
1,302		Daelim Industrial Co	112,797
4,310		Daewoo Engineering & Construction Co Ltd	39,527
1,480		Daewoo International Corp	43,193
7,510		Daewoo Securities Co Ltd	72,321
4,150		Daewoo Shipbuilding & Marine Engineering Co Ltd	102,051
720		DC Chemical Co Ltd	147,769
5,450	*	DGB Financial Group Co Ltd	68,604
1,780		Dongbu Insurance Co Ltd	74,937
1,480		Dongkuk Steel Mill Co Ltd	34,276
459		Doosan Corp	58,040
1,954		Doosan Heavy Industries and Construction Co Ltd	103,862
4,680		Doosan Infracore Co Ltd	80,034
991	*	E-Mart Co Ltd	258,883
524		GLOVIS Co Ltd	98,149
1,682		GS Engineering & Construction Corp	146,275
2,916		GS Holdings Corp	167,966
10,320		Hana Financial Group, Inc	368,665
1,086		Hanjin Heavy Industries & Construction Co Ltd	19,218
1,950		Hanjin Shipping Co Ltd	19,181
3,530		Hankook Tire Co Ltd	140,897

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,940		Hanwha Chemical Corp	$102,575
1,931		Hanwha Corp	67,771
666		Honam Petrochemical Corp	181,686
24,010		Hynix Semiconductor, Inc	485,897
978		Hyosung Corp	56,405
707		Hyundai Department Store Co Ltd	101,367
2,330		Hyundai Development Co	48,118
3,137		Hyundai Engineering & Construction Co Ltd	199,607
1,954		Hyundai Heavy Industries	522,039
1,428		Hyundai Hysco	55,277
1,850		Hyundai Merchant Marine Co Ltd	47,770
462		Hyundai Mipo Dockyard	50,207
3,203		Hyundai Mobis	916,670
7,246		Hyundai Motor Co	1,459,260
1,709		Hyundai Motor Co Ltd (2nd Preference)	114,442
1,146		Hyundai Motor Co Ltd (Preference)	72,322
5,240		Hyundai Securities Co	45,094
2,601		Hyundai Steel Co	236,027
623	*	Hyundai Wia Corp	80,474
7,390		Industrial Bank of Korea	97,018
4,760		Kangwon Land, Inc	126,894
17,156		KB Financial Group, Inc	664,655
184		KCC Corp	44,600
11,324		Kia Motors Corp	726,003
12,220		Korea Electric Power Corp	273,636
11,500		Korea Exchange Bank	85,126
1,370		Korea Gas Corp	46,258
1,570		Korea Investment Holdings Co Ltd	52,151
488		Korea Kumho Petrochemical	82,704
6,940		Korea Life Insurance Co Ltd	38,771
396		Korea Zinc Co Ltd	116,071
1,637		Korean Air Lines Co Ltd	72,689
2,070		KP Chemical Corp	29,200
3,520		KT Corp	117,979
5,301		KT&G Corp	332,449
2,190		LG Chem Ltd	706,683
413		LG Chem Ltd (Preference)	46,808
4,323		LG Corp	252,997
4,421		LG Electronics, Inc	292,679
451		LG Household & Health Care Ltd	203,688
266		LG Innotek Co Ltd	17,548
10,410		LG Telecom Ltd	61,996
10,710		LG.Philips LCD Co Ltd	217,466
30		Lotte Confectionery Co Ltd	46,910
488		Lotte Shopping Co Ltd	175,144
745		LS Cable Ltd	53,025
610		LS Industrial Systems Co Ltd	29,962
585		Mando Corp	100,200
939		Mirae Asset Securities Co Ltd	29,887
728		NCsoft	228,864
1,926	*	NHN Corp	401,803
3,092		POSCO	1,071,342

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

678		S1 Corp (Korea)	$35,285
1,988		Samsung Card Co	74,496
5,991		Samsung Corp	370,421
2,798		Samsung Electro-Mechanics Co Ltd	211,934
5,200		Samsung Electronics Co Ltd	4,476,475
964		Samsung Electronics Co Ltd (Preference)	550,009
1,407		Samsung Engineering Co Ltd	287,380
1,623		Samsung Fire & Marine Insurance Co Ltd	345,107
7,430		Samsung Heavy Industries Co Ltd	226,677
2,321	g	Samsung Life Insurance Co Ltd	180,007
1,618		Samsung SDI Co Ltd	194,903
2,426		Samsung Securities Co Ltd	125,356
1,544		Samsung Techwin Co Ltd	82,528
1,365		Seoul Semiconductor Co Ltd	27,901
20,176		Shinhan Financial Group Co Ltd	803,754
336		Shinsegae Co Ltd	84,504
698		SK C&C Co Ltd	94,782
1,212		SK Corp	161,349
3,020		SK Energy Co Ltd	454,454
4,750		SK Networks Co Ltd	47,599
526		SK Telecom Co Ltd	70,040
4,000		SK Telecom Co Ltd (ADR)	59,160
2,391		S-Oil Corp	248,122
4,260		STX Pan Ocean Co Ltd	27,992
2,550		Woongjin Coway Co Ltd	87,845
16,570		Woori Finance Holdings Co Ltd	158,516
3,660		Woori Investment & Securities Co Ltd	40,080
306		Yuhan Corp	33,607

		TOTAL KOREA, REPUBLIC OF	24,069,486

MALAYSIA - 3.3%
52,900		AirAsia BHD	66,480
38,400		Alliance Financial Group BHD	43,949
79,000		AMMB Holdings BHD	153,149
10,200		Asiatic Development BHD	24,303
95,600		Berjaya Corp BHD	32,101
44,200		Berjaya Sports Toto BHD	61,321
4,800		British American Tobacco Malaysia BHD	72,264
232,100		Bumiputra-Commerce Holdings BHD	569,716
13,400		Bursa Malaysia BHD	29,510
12,800		Digi.Com BHD	131,803
74,100		Gamuda BHD	81,476
96,100		Genting BHD	334,716
24,720		Hong Leong Bank BHD	85,038
9,500		Hong Leong Credit BHD	36,770
52,800		IJM Corp BHD	97,531
149,500		IOI Corp BHD	253,986
22,300		Kuala Lumpur Kepong BHD	152,159
18,400		Lafarge Malayan Cement BHD	42,328
162,500		Malayan Banking BHD	441,175
13,200		Malaysia Airports Holdings BHD	27,109
25,500		Malaysia Marine and Heavy Engineering Sdn BHD	51,990

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

97,700		Maxis BHD	$169,903
40,900		MISC BHD	92,732
33,200		MMC Corp BHD	29,025
13,231		Parkson Holdings BHD	24,019
114,600		Petronas Chemicals Group BHD	239,070
28,800		Petronas Dagangan BHD	152,359
33,400		Petronas Gas BHD	142,111
66,500		PLUS Expressways BHD	95,805
22,700		PPB Group BHD	125,717
49,500		Public Bank BHD (Foreign)	204,495
132,800		Resorts World BHD	165,199
25,000		RHB Capital BHD	62,514
131,300		Sime Darby BHD	378,759
51,350		SP Setia BHD	64,071
54,800		Telekom Malaysia BHD	75,461
130,750		Tenaga Nasional BHD	253,609
123,300		TM International BHD	194,882
29,300	*	UEM Land Holdings BHD	20,831
22,500		UMW Holdings BHD	48,481
164,900		YTL Corp BHD	79,484
112,800		YTL Power International BHD	69,817

		TOTAL MALAYSIA	5,477,218

MEXICO - 4.7%
14,295		Alfa S.A. de C.V. (Class A)	166,569
1,946,270	e	America Movil S.A. de C.V. (Series L)	2,484,135
471,234	*,e	Cemex S.A. de C.V.	205,084
12,460		Coca-Cola Femsa S.A. de C.V.	112,390
49,986	e	Compartamos SAB de C.V.	77,228
17,725	e	Embotelladoras Arca SAB de C.V.	84,056
93,237	e	Fomento Economico Mexicano S.A. de C.V.	625,451
23,028	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	80,521
73,020	e	Grupo Bimbo S.A. de C.V. (Series A)	150,182
27,398		Grupo Carso S.A. de C.V. (Series A1)	70,741
3,300	e	Grupo Elektra S.A. de C.V.	253,451
75,387	e	Grupo Financiero Banorte S.A. de C.V.	257,437
83,532	e	Grupo Financiero Inbursa S.A.	178,572
176,702		Grupo Mexico S.A. de C.V. (Series B)	490,713
29,252	e	Grupo Modelo S.A. (Series C)	185,451
118,926	e	Grupo Televisa S.A.	508,383
6,317		Industrias Penoles S.A. de C.V.	254,069
24,214		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	137,758
35,960		Mexichem SAB de C.V.	123,743
30,740	*	Minera Frisco SAB de C.V.	120,335
8,076		Southern Copper Corp (NY)	247,772
269,147	e	Telefonos de Mexico S.A. de C.V. (Series L)	211,044
20,122	*	Urbi Desarrollos Urbanos S.A. de C.V	25,562
293,689		Wal-Mart de Mexico S.A. de C.V. (Series V)	758,298

		TOTAL MEXICO	7,808,945

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

MOROCCO - 0.2%
1,708		Attijariwafa Bank	$77,516
4,441		Douja Promotion Groupe Addoha S.A.	41,775
7,564		Maroc Telecom	132,754

		TOTAL MOROCCO	252,045

PERU - 0.4%
8,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	361,085
3,172		Credicorp Ltd (NY)	345,050

		TOTAL PERU	706,135

PHILIPPINES - 0.6%
76,900		Aboitiz Equity Ventures Inc	73,402
92,000		Aboitiz Power Corp	63,461
204,100		Alliance Global Group, Inc	49,970
8,028		Ayala Corp	57,315
219,200		Ayala Land, Inc	82,167
44,030		Banco de Oro Universal Bank	57,526
60,614		Bank of the Philippine Islands	81,855
730		Globe Telecom, Inc	15,462
18,480		Jollibee Foods Corp	39,103
13,720		Manila Electric Co	77,332
46,611		Metropolitan Bank & Trust	77,075
1,975		Philippine Long Distance Telephone Co	110,172
375,400		PNOC Energy Development Corp	53,262
8,709		SM Investments Corp	112,787
254,200		SM Prime Holdings	77,031

		TOTAL PHILIPPINES	1,027,920

POLAND - 1.5%
2,499		Asseco Poland S.A.	39,062
889		Bank Handlowy w Warszawie S.A.	20,916
8,529		Bank Millennium S.A.	11,798
5,260		Bank Pekao S.A.	243,540
525	*	BRE Bank S.A.	45,052
7,420		Cyfrowy Polsat S.A.	34,490
6,209		Enea S.A.	37,013
10,896	*	Getin Holding S.A.	29,112
2,924	*	Globe Trade Centre S.A.	10,466
6,302	*	Grupa Lotos S.A.	56,575
2,007	*	Jastrzebska Spolka Weglowa S.A.	58,746
6,567		KGHM Polska Miedz S.A.	317,051
137,556		Polish Oil & Gas Co	170,871
31,575		Polska Grupa Energetyczna S.A.	194,238
18,780		Polski Koncern Naftowy Orlen S.A.	231,897
28,487		Powszechna Kasa Oszczednosci Bank Polski S.A.	323,998
2,654		Powszechny Zaklad Ubezpieczen S.A.	281,080
30,064		Synthos S.A.	39,853
51,171		Tauron Polska Energia S.A.	88,982
31,996		Telekomunikacja Polska S.A.	169,666
3,952		TVN S.A.	15,779

		TOTAL POLAND	2,420,185

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

RUSSIA - 6.6%
5,053	f	AFK Sistema (GDR) (purchased 8/31/10, cost $124,553)	$86,028
405	f	Evraz Group S.A. (GDR) (purchased 1/31/11, cost $12,880)	7,174
257,389		Gazprom (ADR)	2,983,746
554		Gazpromneft OAO (ADR)	11,538
25,304		LUKOIL (ADR)	1,465,637
10,617	f	Magnit OAO (GDR) (purchased 8/31/10, cost $242,958)	269,868
7,334	e	Mechel Steel Group OAO (ADR)	96,369
26,915		MMC Norilsk Nickel (ADR)	524,865
24,219		Mobile TeleSystems (ADR)	346,089
1,157	*,f	NOMOS-BANK (GDR) (purchased 5/31/11, cost $19,675)	14,423
4,626	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $430,579)	645,456
3,756	f	Novolipetsk Steel (GDR) (purchased 8/31/10, cost $121,111)	101,680
341	*,f	Pharmstandard (GDR) (purchased 1/31/11, cost $8,633)	6,057
7,380	*,f	Polymetal (GDR) (purchased 8/31/10, cost $114,837)	119,692
393		Polyus Gold Co (ADR)	11,751
83,851	f	Rosneft Oil Co (GDR) (purchsed 8/31/10, cost $581,203)	594,135
10,590		Rostelecom (ADR)	322,615
55,160		RusHydro (ADR)	207,033
100,799	*	Sberbank of Russian Federation (ADR)	1,098,709
10,046	f	Severstal (GDR) (purchased 8/31/10, cost $137,079)	146,725
58,537		Surgutneftegaz (ADR)	501,978
13,496		Tatneft (GDR)	398,643
3,034	f	TMK OAO (GDR) (purchased 8/31/10, cost $49,578)	39,048
12,908	f	Uralkali (GDR) (purchased 8/31/10, cost $481,745)	556,230
62,282	f	VTB Bank OJSC (GDR) (purchased 8/31/10, cost $370,077)	297,691
488	*,f	X 5 Retail Group NV (GDR) (purchased 1/31/11, cost $18,509)	14,625

		TOTAL RUSSIA	10,867,805

SOUTH AFRICA - 7.3%
12,551		ABSA Group Ltd	225,018
34,231		African Bank Investments Ltd	147,792
5,006		African Rainbow Minerals Ltd	115,146
3,008	e	Anglo Platinum Ltd	216,597
18,046		AngloGold Ashanti Ltd	815,654
12,848		Aspen Pharmacare Holdings Ltd	153,968
17,256		Aveng Ltd	80,314
9,118		Barloworld Ltd	76,227
14,688		Bidvest Group Ltd	290,447
14,097		Discovery Holdings Ltd	73,559
139,923		FirstRand Ltd	346,460
9,282		Foschini Ltd	116,494
34,040		Gold Fields Ltd	590,062
72,837		Growthpoint Properties Ltd	168,899
17,198		Harmony Gold Mining Co Ltd	224,864
23,655		Impala Platinum Holdings Ltd	543,263
7,653		Imperial Holdings Ltd	112,495
9,599		Investec Ltd	58,740
3,844	e	Kumba Iron Ore Ltd	227,074
5,971	e	Kumba Resources Ltd	133,860
5,493		Liberty Holdings Ltd	56,125
36,548		Life Healthcare Group Holdings Pte Ltd	88,594
4,773		Massmart Holdings Ltd	95,032

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

50,080		Metropolitan Holdings Ltd	$107,459
6,691		Mittal Steel South Africa Ltd	56,517
80,052		MTN Group Ltd	1,391,368
18,212		Naspers Ltd (N Shares)	863,976
8,992		Nedbank Group Ltd	159,089
46,012		Network Healthcare Holdings Ltd	80,272
7,519	e	Northam Platinum Ltd	28,964
8,495		Pick’n Pay Stores Ltd	42,485
19,146		Pretoria Portland Cement Co Ltd	57,982
95,662		Redefine Income Fund Ltd	96,868
20,419		Remgro Ltd	308,620
6,851		Reunert Ltd	54,125
35,680		RMB Holdings Ltd	111,727
39,193		RMI Holdings	64,710
84,324		Sanlam Ltd	315,161
21,312		Sappi Ltd	62,147
28,386		Sasol Ltd	1,276,594
19,281		Shoprite Holdings Ltd	282,269
7,686		Spar Group Ltd	93,547
56,416		Standard Bank Group Ltd	692,747
47,984	*	Steinhoff International Holdings Ltd	143,151
11,648		Telkom S.A. Ltd	44,782
7,775		Tiger Brands Ltd	223,105
19,961		Truworths International Ltd	200,870
16,639		Vodacom Group Pty Ltd	187,706
36,131		Woolworths Holdings Ltd	183,464

		TOTAL SOUTH AFRICA	12,086,389

TAIWAN - 10.6%
121,000		Acer, Inc	138,161
233,013		Advanced Semiconductor Engineering, Inc	205,907
9,900		Advantech Co Ltd	26,944
89,660		Asia Cement Corp	108,000
33,500		Asustek Computer, Inc	232,899
339,000		AU Optronics Corp	146,114
38,760		Benq Corp	10,591
56,840		Capital Securities Corp	21,832
26,000		Catcher Technology Co Ltd	144,859
305,680		Cathay Financial Holding Co Ltd	364,536
212,120		Chang Hwa Commercial Bank	136,526
72,400		Cheng Shin Rubber Industry Co Ltd	165,138
21,129		Cheng Uei Precision Industry Co Ltd	47,475
17,455		Chicony Electronics Co Ltd	29,167
102,000		China Airlines	51,319
411,014		China Development Financial Holding Corp	130,066
71,899		China Life Insurance Co Ltd (Taiwan)	79,689
11,000		China Motor Corp	10,515
89,600		China Petrochemical Development Corp	104,053
555,300		China Steel Corp	552,472
458,865		Chinatrust Financial Holding Co	300,739
149,000	*	Chunghwa Picture Tubes Ltd	9,072
185,600		Chunghwa Telecom Co Ltd	620,948

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

18,000		Clevo Co	$31,505
107,000	*	CMC Magnetics Corp	21,275
199,000		Compal Electronics, Inc	182,639
33,000		Coretronic Corp	24,826
84,000		Delta Electronics, Inc	197,504
163,400		E.Sun Financial Holding Co Ltd	81,434
36,000		Epistar Corp	66,653
34,650		Eternal Chemical Co Ltd	28,449
73,100		Eva Airways Corp	52,881
9,000		Evergreen International Storage & Transport Corp	5,368
69,299		Evergreen Marine Corp Tawain Ltd	37,994
13,000		Everlight Electronics Co Ltd	24,041
40,800		Far Eastern Department Stores Co Ltd	62,380
131,840		Far Eastern Textile Co Ltd	155,006
79,000		Far EasTone Telecommunications Co Ltd	129,550
10,000		Farglory Land Development Co Ltd	16,883
20,000		Feng Hsin Iron & Steel Co	33,634
281,359		First Financial Holding Co Ltd	186,764
133,000		Formosa Chemicals & Fibre Corp	384,911
1,100		Formosa International Hotels Corp	16,077
73,000		Formosa Petrochemical Corp	229,583
184,000		Formosa Plastics Corp	541,160
20,000		Formosa Taffeta Co Ltd	18,478
34,450		Foxconn Technology Co Ltd	120,071
249,938		Fubon Financial Holding Co Ltd	293,036
379,800		Fuhwa Financial Holdings Co Ltd	216,503
12,000		Giant Manufacturing Co Ltd	46,435
148,000	*	HannStar Display Corp	8,520
34,500		High Tech Computer Corp	775,338
16,000		Highwealth Construction Corp	27,673
8,240		Hiwin Technologies Corp	74,492
424,300		Hon Hai Precision Industry Co, Ltd	1,163,167
177,020		Hua Nan Financial Holdings Co Ltd	115,321
214,000		InnoLux Display Corp	85,961
63,000	*	Inotera Memories, Inc	9,309
64,000		Inventec Co Ltd	23,000
151,950		KGI Securities Co Ltd	63,727
14,000		Kinsus Interconnect Technology Corp	48,353
5,000		Largan Precision Co Ltd	111,781
19,412		LEE Chang Yung Chem IND Corp	32,864
91,455		Lite-On Technology Corp	86,300
162,000		Macronix International	61,215
50,000		MediaTek, Inc	524,714
384,860		Mega Financial Holding Co Ltd	295,841
12,649		Motech Industries, Inc	23,761
17,513		MStar Semiconductor, Inc	101,490
21,501		Nan Kang Rubber Tire Co Ltd	37,104
219,000		Nan Ya Plastics Corp	492,668
7,210		Nan Ya Printed Circuit Board Corp	20,980
25,000		Novatek Microelectronics Corp Ltd	61,284
73,000		Pegatron Technology Corp	78,844
6,000		Phison Electronics Corp	31,614

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

88,000		Pou Chen Corp	$67,647
195,000	*	Powerchip Semiconductor Corp	7,997
33,000		Powertech Technology, Inc	80,340
28,000		President Chain Store Corp	155,701
40,000		Prime View International Co Ltd	81,658
120,000		Quanta Computer, Inc	236,142
18,140		Realtek Semiconductor Corp	30,216
6,000		Richtek Technology Corp	30,167
15,000		Ruentex Development Co Ltd	17,874
22,461		Ruentex Industries Ltd	45,203
262,934		Shin Kong Financial Holding Co Ltd	81,896
139,000		Siliconware Precision Industries Co	142,693
10,900		Simplo Technology Co Ltd	64,137
15,750		Sino-American Silicon Products, Inc	25,699
249,277		SinoPac Financial Holdings Co Ltd	80,702
64,000		Synnex Technology International Corp	156,882
19,570		Tainan Spinning Co Ltd	8,646
210,790		Taishin Financial Holdings Co Ltd	89,252
110,465	*	Taiwan Business Bank	36,073
160,914		Taiwan Cement Corp	200,963
182,120		Taiwan Cooperative Bank	119,526
34,000		Taiwan Fertilizer Co Ltd	87,633
45,100		Taiwan Glass Industrial Corp	55,488
85,200	*	Taiwan Mobile Co Ltd	244,141
1,162,000		Taiwan Semiconductor Manufacturing Co Ltd	2,831,651
89,344	*	Tatung Co Ltd	31,457
81,000		Teco Electric and Machinery Co Ltd	47,256
4,200	*	TPK Holding Co Ltd	70,331
6,000		Transcend Information, Inc	14,010
17,760		Tripod Technology Corp	46,205
26,400		TSRC Corp	68,539
32,000		Tung Ho Steel Enterprise Corp	28,682
18,000		U-Ming Marine Transport Corp	28,383
62,000		Unimicron Technology Corp	80,503
181,780		Uni-President Enterprises Corp	249,977
589,000		United Microelectronics Corp	258,613
22,000		Vanguard International Semiconductor Corp	7,836
151,000		Walsin Lihwa Corp	50,652
44,100		Wan Hai Lines Ltd	22,891
121,000	*	Winbond Electronics Corp	22,599
71,795		Wintek Corp	54,872
92,995		Wistron Corp	107,623
61,500		WPG Holdings Co Ltd	74,261
73,700		Yang Ming Marine Transport	30,369
3,299		Young Fast Optoelectronics Co Ltd	9,516
40,000		Yulon Motor Co Ltd	84,163

		TOTAL TAIWAN	17,564,448

THAILAND - 1.8%
37,200		Advanced Info Service PCL	156,789
58,300		Bangkok Bank PCL (Foreign)	295,445
53,300		Bank of Ayudhya PCL	35,013

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

8,250		Banpu PCL	$169,979
36,900		BEC World PCL (Foreign)	44,634
134,300		Charoen Pokphand Foods PCL	131,098
101,200		CP Seven Eleven PCL	153,571
28,500		Glow Energy PCL	49,386
60,978		Indorama Ventures PCL (Foreign)	70,893
970,700		IRPC PCL	119,847
77,400		Kasikornbank PCL (Foreign)	312,583
110,000		Krung Thai Bank PCL	53,863
60,400		PTT Exploration & Production PCL	313,680
63,041	*	PTT Global Chemical PCL	134,283
45,200		PTT PCL	445,633
12,200		Siam Cement PCL (Foreign)	146,130
67,800		Siam Commercial Bank PCL	256,239
13,900		Thai Airways International PCL	8,713
51,100		Thai Oil PCL	95,626

		TOTAL THAILAND	2,993,405

TURKEY - 1.3%
56,342		Akbank TAS	205,195
8,612		Anadolu Efes Biracilik Ve Malt Sanayii AS	104,375
6,694		Arcelik AS	25,650
17,642	*	Asya Katilim Bankasi AS	18,880
3,913		BIM Birlesik Magazalar AS	118,948
2,512		Coca-Cola Icecek AS	33,878
32,390		Emlak Konut Gayrimenkul Yatiri	43,688
14,979		Enka Insaat ve Sanayi AS	38,585
26,054		Eregli Demir ve Celik Fabrikalari TAS	53,730
27,080		Haci Omer Sabanci Holding AS	92,344
27,015		KOC Holding AS	96,027
4,299	*	TAV Havalimanlari Holding AS	20,708
8,203		Tupras Turkiye Petrol Rafine	184,825
15,711	*	Turk Hava Yollari	22,671
17,538		Turk Sise ve Cam Fabrikalari AS	33,483
22,418		Turk Telekomunikasyon AS	95,077
33,560		Turkcell Iletisim Hizmet AS	165,247
101,602		Turkiye Garanti Bankasi AS	356,478
15,053		Turkiye Halk Bankasi AS	92,506
78,863		Turkiye Is Bankasi (Series C)	183,297
31,304		Turkiye Vakiflar Bankasi Tao	53,194
35,227	*	Yapi ve Kredi Bankasi	65,849

		TOTAL TURKEY	2,104,635

UKRAINE - 0.0%
2,015	*	Kernel Holding S.A.	43,387

		TOTAL UKRAINE	43,387

UNITED STATES - 2.2%
86,500		Vanguard Emerging Markets ETF	3,588,885

		TOTAL UNITED STATES	3,588,885

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$164,084,260

		(Cost $170,458,067)

PREFERRED STOCKS - 0.6%

BRAZIL - 0.6%
31,007		Ambev Cia De Bebidas Das	1,035,764

		TOTAL BRAZIL	1,035,764

		TOTAL PREFERRED STOCKS	1,035,764

		(Cost $726,937)

RIGHTS / WARRANTS - 0.0%
KOREA, REPUBLIC OF - 0.0%
2,712	*,m	Daewoo Securities Co Ltd	4,771
824	*	Hanjin Shipping Co Ltd	2,529
290	*,m	Samsung Securities Co Ltd	2,712
1,301	*,m	Woori Investment & Securities Co Ltd	2,449

		TOTAL KOREA, REPUBLIC OF	12,461

MEXICO - 0.0%
2,523	*	Grupo de Iversiones Suramericana SA	379

		TOTAL MEXICO	379

		TOTAL RIGHTS / WARRANTS	12,840

		(Cost $0)

SHORT-TERM INVESTMENTS - 3.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.7%
6,130,270	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	6,130,270

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,130,270

		TOTAL SHORT-TERM INVESTMENTS	6,130,270

		(Cost $6,130,270)

		TOTAL INVESTMENTS - 103.7%	171,263,254
		(Cost $177,315,440)
		OTHER ASSETS & LIABILITIES, NET - (3.7)%	(6,058,760)

		NET ASSETS - 100.0%	$165,204,494

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.
	f	Restricted security. At 10/31/2011, the total value of these securities amounted to $3,018,205 or 1.8% of net assets.
	g

Security is exempt from registration under Rule 144(a) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2011, the total value of these securities amounted to $180,007 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$42,465,859	25.7%
MATERIALS	22,997,107	13.9
ENERGY	22,623,741	13.7
INFORMATION TECHNOLOGY	20,592,831	12.5
TELECOMMUNICATION SERVICES	13,288,400	8.0
CONSUMER DISCRETIONARY	13,050,036	7.9
CONSUMER STAPLES	11,997,038	7.3
INDUSTRIALS	10,819,626	6.6
UTILITIES	5,619,323	3.4
HEALTH CARE	1,679,023	1.0
SHORT - TERM INVESTMENTS	6,130,270	3.7
OTHER ASSETS & LIABILITIES, NET	(6,058,760)	-3.7

NET ASSETS	$165,204,494	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 8.7%
102,598		AGL Energy Ltd	$1,545,854
321,148		Australia & New Zealand Banking Group Ltd	7,256,791
238,478		BHP Billiton Ltd	9,335,124
87,886		Caltex Australia Ltd	1,220,558
41,734		Coca-Cola Amatil Ltd	538,738
17,128		Commonwealth Bank of Australia	879,866
35,037		Computershare Ltd	276,895
37,068		CSL Ltd	1,116,450
132,571	*	Echo Entertainment Group Ltd	514,579
30,537	e	Fortescue Metals Group Ltd	153,382
203,006		GPT Group (ASE)	669,980
39,689		National Australia Bank Ltd	1,060,070
7,605		Origin Energy Ltd	114,603
516,890		QR National Ltd	1,785,845
7,442		Ramsay Health Care Ltd	146,290
45,714		Rio Tinto Ltd	3,281,994
60,360		Santos Ltd	815,199
138,549		Stockland Trust Group	457,517
518,722		Suncorp-Metway Ltd	4,655,481
124,169		Tabcorp Holdings Ltd	381,794
717,653		Telstra Corp Ltd	2,330,172
5,525		Transurban Group	30,307
229,844	e	Westpac Banking Corp	5,333,813
78,782		Woolworths Ltd	1,969,378
36,205		WorleyParsons Ltd	1,050,840

		TOTAL AUSTRALIA	46,921,520

AUSTRIA - 0.2%
34,123		Voestalpine AG.	1,172,430

		TOTAL AUSTRIA	1,172,430

BELGIUM - 1.1%
54,282		Belgacom S.A.	1,641,423
17,952		Delhaize Group	1,172,627
21,929		InBev NV	1,216,098
79,962		KBC Groep NV	1,773,229

		TOTAL BELGIUM	5,803,377

DENMARK - 0.8%
81		AP Moller - Maersk AS (Class A)	521,495
462		AP Moller - Maersk AS (Class B)	3,124,408
66,537	e	Pandora AS	636,100

		TOTAL DENMARK	4,282,003

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.1%
21,500		Kesko Oyj (B Shares)	$763,126
107,746		Nokia Oyj	725,042
56,633		OKO Bank (Class A)	651,189
180,825		UPM-Kymmene Oyj	2,114,412
57,524		Wartsila Oyj (B Shares)	1,747,850

		TOTAL FINLAND	6,001,619

FRANCE - 8.9%
366,444		AXA S.A.	5,893,864
142,411		BNP Paribas	6,359,343
30,518		Casino Guichard Perrachon S.A.	2,857,629
48,789		Edenred	1,376,192
12,498		France Telecom S.A.	224,699
5,748		Icade	514,432
13,442		M6-Metropole Television	229,787
564,054		Natixis	1,787,627
1,735	e	Neopost S.A.	131,960
91,744		Peugeot S.A.	1,996,192
22,673		Safran S.A.	740,410
101,078		Sanofi-Aventis	7,231,020
48,372		SCOR	1,126,903
10,143		Societe BIC S.A.	905,167
85,425		Societe Television Francaise 1	1,146,993
162,353		Total S.A.	8,471,127
16,191		Vinci S.A.	793,979
239,678		Vivendi Universal S.A.	5,355,944
5,059		Wendel	374,713

		TOTAL FRANCE	47,517,981

GERMANY - 8.0%
57,317		Allianz AG.	6,377,209
81,760		BASF AG.	5,968,135
75,458		Bayerische Motoren Werke AG.	6,129,764
13,334		DaimlerChrysler AG. (EUR)	677,221
294,743		Deutsche Lufthansa AG.	4,004,543
39,634		Hannover Rueckversicherung AG.	1,951,361
518,581		Infineon Technologies AG.	4,668,892
22,899	*	Kabel Deutschland Holding AG.	1,298,814
1,807		Muenchener Rueckver AG.	241,992
35,401		ProSiebenSat.1 Media AG.	754,613
59,944		Siemens AG.	6,283,378
28,007		Volkswagen AG.	4,379,866

		TOTAL GERMANY	42,735,788

HONG KONG - 2.8%
325,000		Cheung Kong Holdings Ltd	4,028,678
128,000		CLP Holdings Ltd	1,140,240
14,300		Hong Kong & China Gas Ltd	32,240
58,500		Hopewell Holdings	151,924
170,000		Kerry Properties Ltd	623,888
326,498		Link Real Estate Investment Trust	1,121,273

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

490,178	e	New World Development Ltd	$516,380
26,500		Orient Overseas International Ltd	119,601
719,000		SJM Holdings Ltd	1,232,404
184,000		Sun Hung Kai Properties Ltd	2,533,454
192,000		Swire Pacific Ltd (Class A)	2,218,667
135,700		Wharf Holdings Ltd	721,821
108,000		Wheelock & Co Ltd	317,313

		TOTAL HONG KONG	14,757,883

IRELAND - 0.2%
31,285		CRH plc	564,726
19,559		Shire Ltd	613,871

		TOTAL IRELAND	1,178,597

ISRAEL - 0.7%
50,020		Bank Leumi Le-Israel	173,334
123,207		Bezeq Israeli Telecommunication Corp Ltd	260,363
556		Delek Group Ltd	109,185
23,183		Israel Chemicals Ltd	274,896
244		Israel Corp Ltd	177,155
42,825		Mizrahi Tefahot Bank Ltd	368,500
4,083		Partner Communications	48,480
51,378		Teva Pharmaceutical Industries Ltd	2,094,595

		TOTAL ISRAEL	3,506,508

ITALY - 2.6%
686,771		Banca Intesa S.p.A. RSP	989,562
1,181,867		Enel S.p.A.	5,576,162
2,883		Exor S.p.A.	62,939
5,400		Fiat S.p.A.	33,067
230,935	e	Pirelli & C S.p.A.	2,038,096
503,863	e	Snam Rete Gas S.p.A.	2,462,966
1,447,623		Telecom Italia RSP	1,519,219
843,441		Telecom Italia S.p.A.	1,049,473

		TOTAL ITALY	13,731,484

JAPAN - 20.8%
36,900		Aisin Seiki Co Ltd	1,167,035
185,000	e	All Nippon Airways Co Ltd	557,034
328,000	e	Aozora Bank Ltd	829,192
227,000		Asahi Glass Co Ltd	1,987,823
413,000		Asahi Kasei Corp	2,449,226
61,000		Bridgestone Corp	1,430,272
53,800	e	Brother Industries Ltd	702,139
103,300		Canon, Inc	4,689,593
97		Central Japan Railway Co	825,180
24,000		Chiba Bank Ltd	146,840
93,800		Chubu Electric Power Co, Inc	1,716,140
127,000	e	Daido Steel Co Ltd	769,588
70,000		Daihatsu Motor Co Ltd	1,231,822
5,900		Dena Co Ltd	254,654
51,300		Denso Corp	1,577,643

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

92,200	e	Eisai Co Ltd	$3,656,806
11,200		Fanuc Ltd	1,810,929
5,500	e	Gree, Inc	177,480
61,000		Gunma Bank Ltd	312,191
887,000		Hitachi Ltd	4,752,801
32,500		Honda Motor Co Ltd	971,871
1,900		Idemitsu Kosan Co Ltd	177,723
119		Inpex Holdings, Inc	785,648
574,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,307,578
33		Japan Prime Realty Investment Corp	79,028
661		Japan Retail Fund Investment Corp	1,023,210
320		Jupiter Telecommunications Co	312,245
63,000		Kansai Electric Power Co, Inc	929,339
15,200		Kao Corp	398,762
621,000		Kawasaki Kisen Kaisha Ltd	1,266,611
437	e	KDDI Corp	3,201,181
19,500		Komatsu Ltd	482,134
168,400		Kuraray Co Ltd	2,357,400
21,500		Kyocera Corp	1,889,981
141,000		Kyowa Hakko Kogyo Co Ltd	1,589,071
28,100	e	Lawson, Inc	1,581,177
22,400		Makita Corp	836,271
242,000		Mitsubishi Chemical Holdings Corp	1,466,974
117,600		Mitsubishi Corp	2,418,673
189,000		Mitsubishi Electric Corp	1,748,854
1,048,000	*	Mitsubishi Motors Corp	1,384,381
1,423,900		Mitsubishi UFJ Financial Group, Inc	6,188,179
11,070		Mitsubishi UFJ Lease & Finance Co Ltd	428,972
127,900		Mitsui & Co Ltd	1,866,640
211,000		Mitsui Chemicals, Inc	692,014
57,000	e	Mitsui OSK Lines Ltd	219,622
815,000		Mitsui Trust Holdings, Inc	2,789,031
60,000	e	NGK Spark Plug Co Ltd	743,738
84,000		NHK Spring Co Ltd	768,791
44,000		Nippon Telegraph & Telephone Corp	2,257,015
536,000		Nippon Yusen Kabushiki Kaisha	1,351,817
398,700	e	Nissan Motor Co Ltd	3,665,946
288,000	e	Nisshin Steel Co Ltd	455,856
60,300		Nomura Research Institute Ltd	1,356,152
48,000		NTN Corp	212,015
6,700		Oracle Corp Japan	231,168
3,800	e	ORIX Corp	331,646
121		Rakuten, Inc	132,644
422,300		Resona Holdings, Inc	1,892,952
12,156		SBI Holdings, Inc	1,012,207
172,000		Sekisui Chemical Co Ltd	1,349,728
41,000	e	Sekisui House Ltd	367,017
167,300		Seven & I Holdings Co Ltd	4,464,522
546,000		Shinsei Bank Ltd	600,099
204,000		Shizuoka Bank Ltd	1,979,246
50,100		Sumitomo Corp	620,295
167,400		Sumitomo Electric Industries Ltd	1,856,041

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

161,000		Sumitomo Heavy Industries Ltd	$914,272
8,000		Sumitomo Metal Mining Co Ltd	110,124
50,300		Sumitomo Mitsui Financial Group, Inc	1,405,961
53,700		Sumitomo Rubber Industries, Inc	670,866
4,000	e	Suzuken Co Ltd	95,700
14,900		Suzuki Motor Corp	316,016
42,600		Takeda Pharmaceutical Co Ltd	1,920,467
9,300		TDK Corp	379,237
122,100		Tohoku Electric Power Co, Inc	1,349,119
5,100		Tokyo Electron Ltd	271,236
90,000		Tokyu Corp	434,392
30,000		Tokyu Land Corp	126,289
93,000		TonenGeneral Sekiyu KK	1,049,438
25,000		Toyota Industries Corp	702,899
45,100		Toyota Motor Corp	1,497,355
100,100		Toyota Tsusho Corp	1,579,610
2,720		USS Co Ltd	224,860
19,700		West Japan Railway Co	834,760
37,450	e	Yamada Denki Co Ltd	2,693,206

		TOTAL JAPAN	111,661,660

KAZAKHSTAN - 0.0%
14,899		Eurasian Natural Resources Corp	156,934

		TOTAL KAZAKHSTAN	156,934

NETHERLANDS - 5.2%
85,484		DSM NV	4,374,375
25,514		European Aeronautic Defence and Space Co	752,133
21,380		Heineken Holding NV	914,621
138,133		Koninklijke Ahold NV	1,764,838
198,277		Royal Dutch Shell plc (A Shares)	7,023,904
242,374		Royal Dutch Shell plc (B Shares)	8,695,932
102,388		Royal KPN NV	1,340,558
94,262		Unilever NV	3,254,269

		TOTAL NETHERLANDS	28,120,630

NEW ZEALAND - 0.1%
80,893		Fletcher Building Ltd	431,358
101,457		Sky City Entertainment Group Ltd	288,657

		TOTAL NEW ZEALAND	720,015

NORWAY - 1.3%
65,017		Gjensidige Forsikring BA	712,889
71,774	e	SeaDrill Ltd	2,356,991
14,661		Statoil ASA	372,009
165,119		Telenor ASA	2,941,221
9,374		Yara International ASA	443,291

		TOTAL NORWAY	6,826,401

PORTUGAL - 0.5%
793,401		Energias de Portugal S.A.	2,492,481

		TOTAL PORTUGAL	2,492,481

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.7%
249,000		Ascendas Real Estate Investment Trust	$405,109
5,927,000		Golden Agri-Resources Ltd	3,034,168
31,000		Jardine Cycle & Carriage Ltd	1,114,391
58,000		Keppel Corp Ltd	434,195
426,000		SembCorp Industries Ltd	1,404,485
709,000	e	SembCorp Marine Ltd	2,351,556
36,000	e	Singapore Technologies Engineering Ltd	80,647
124,000		United Overseas Land Ltd	438,369

		TOTAL SINGAPORE	9,262,920

SPAIN - 3.6%
288,950		Banco Santander Central Hispano S.A.	2,445,631
331,136		Cintra Concesiones de Infraestructuras de Transporte S.A.	4,208,757
595,728		Corp Mapfre S.A.	2,176,765
12,528		Enagas	246,345
73,968		Gas Natural SDG S.A.	1,374,909
33,418	e	Inditex S.A.	3,033,668
36,057	e	Indra Sistemas S.A.	604,181
157,381		Repsol YPF S.A.	4,737,121
19,830	e	Telefonica S.A.	421,419

		TOTAL SPAIN	19,248,796

SWEDEN - 3.2%
91,552		Atlas Copco AB (A Shares)	1,990,293
279,814		Boliden AB	3,977,948
247,373		Ericsson (LM) (B Shares)	2,578,498
49,960		Industrivarden AB	622,190
73,450		Kinnevik Investment AB (Series B)	1,534,875
12,752		Svenska Handelsbanken (A Shares)	366,243
29,092		Swedish Match AB	1,004,545
71,292		Tele2 AB (B Shares)	1,501,288
275,278		Volvo AB (B Shares)	3,426,302

		TOTAL SWEDEN	17,002,182

SWITZERLAND - 8.0%
19,729		Aryzta AG.	951,296
41,861		Julius Baer Holding AG.	500,464
230,797		Nestle S.A.	13,348,759
189,571		Novartis AG.	10,679,533
55,652		Roche Holding AG.	9,130,786
77,464	e	STMicroelectronics NV	536,814
14,273		Swiss Life Holding	1,752,972
97,550		Swiss Re Ltd	5,326,080
1,191		Syngenta AG.	362,923
1,429		Zurich Financial Services AG.	329,304

		TOTAL SWITZERLAND	42,918,931

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 19.5%
75,889		Admiral Group plc	$1,431,344
69,910		Aggreko plc	1,916,498
153,456		AstraZeneca plc (ADR)	7,352,077
405,263		BAE Systems plc	1,797,197
201,255		Balfour Beatty plc	811,903
153,478		Barclays plc	475,773
230,172		BHP Billiton plc	7,247,996
206,011		BP plc (ADR)	9,101,566
190,625		British American Tobacco plc	8,740,216
196,420		British Sky Broadcasting plc	2,214,729
1,764,555		BT Group plc	5,324,060
18,170		Bunzl plc	235,040
47,874	*	Cairn Energy plc	226,101
186,203		Diageo plc	3,853,613
932,180		GKN plc	2,833,842
92,653		GlaxoSmithKline plc	2,079,352
441,808		HSBC Holdings plc	3,854,911
68,163		Imperial Tobacco Group plc	2,482,967
67,676		Kingfisher plc	280,388
20,774		Land Securities Group plc	227,359
1,894,101		Legal & General Group plc	3,336,666
89,103		Liberty International plc	470,299
15,288		London Stock Exchange Group plc	220,710
248,597		Marks & Spencer Group plc	1,281,669
38,898		National Grid plc	386,725
5,613		Next plc	230,056
14,287		Petrofac Ltd	328,184
541,466		Prudential plc	5,592,859
33,802		Reckitt Benckiser Group plc	1,735,046
448,249		Resolution Ltd	1,972,695
140,259		Rio Tinto plc	7,587,859
19,145		Rolls-Royce Group plc	215,505
1,321,005	*,m	Rolls-Royce Holdings plc	212
309,962		Sage Group plc	1,382,409
53,205		Schroders plc	1,217,766
228,929		Scottish & Southern Energy plc	4,946,278
166,337		Segro plc	650,441
113,148		Smith & Nephew plc	1,035,660
607,940		Standard Life plc	2,097,012
142,819		Tesco plc	920,813
53,715		Unilever plc	1,800,535
135,443		Vodafone Group plc (ADR)	3,770,733
36,942		Weir Group plc	1,131,784

		TOTAL UNITED KINGDOM	104,798,848

UNITED STATES - 0.7%
70,000		iShares MSCI EAFE Index Fund	3,665,900

		TOTAL UNITED STATES	3,665,900

		TOTAL COMMON STOCKS	534,484,888

		(Cost $539,080,101)

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%
HONG KONG - 0.0%
245,089	*,m	New World Development Co Ltd	$78,998

		TOTAL HONG KONG	78,998

		TOTAL RIGHTS / WARRANTS	78,998

		(Cost $0)

SHORT-TERM INVESTMENTS - 4.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.0%
21,730,846	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	21,730,846

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	21,730,846

		TOTAL SHORT-TERM INVESTMENTS	21,730,846

		(Cost $21,730,846)

		TOTAL INVESTMENTS - 103.7%	556,294,732
		(Cost $560,810,947)
		OTHER ASSETS & LIABILITIES, NET - (3.7)%	(19,879,306)

		NET ASSETS - 100.0%	$536,415,426

ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$121,788,069	22.7%
INDUSTRIALS	65,883,129	12.3
CONSUMER STAPLES	58,767,743	11.0
MATERIALS	55,926,120	10.4
CONSUMER DISCRETIONARY	53,935,025	10.0
HEALTH CARE	48,741,678	9.1
ENERGY	46,526,944	8.7
TELECOMMUNICATION SERVICES	33,187,248	6.2
INFORMATION TECHNOLOGY	25,609,132	4.8
UTILITIES	24,198,798	4.5
SHORT - TERM INVESTMENTS	21,730,846	4.0
OTHER ASSETS & LIABILITIES, NET	(19,879,306)	(3.7)

NET ASSETS	$536,415,426	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.1%
14,200	*	BorgWarner, Inc	$1,086,158
1,607		Lear Corp	75,384

		TOTAL AUTOMOBILES & COMPONENTS	1,161,542

BANKS - 0.3%
30,385		People’s United Financial, Inc	387,409
82,600		Wells Fargo & Co	2,140,166

		TOTAL BANKS	2,527,575

CAPITAL GOODS - 8.9%
6,153		3M Co	486,210
4,203		Alliant Techsystems, Inc	244,110
96,988		Ametek, Inc	3,832,966
80,791	*	BE Aerospace, Inc	3,048,244
1,289		Boeing Co	84,803
62,235		Caterpillar, Inc	5,878,718
9,926		Chicago Bridge & Iron Co NV	363,093
2,854		Cooper Industries plc	149,721
63,724		Cummins, Inc	6,336,077
1,851		Deere & Co	140,491
3,123		Donaldson Co, Inc	200,028
2,095		Dover Corp	116,335
63,088		Eaton Corp	2,827,604
104,733		Emerson Electric Co	5,039,751
88,909		Fluor Corp	5,054,477
35,189		Gardner Denver, Inc	2,721,165
1,000		Goodrich Corp	122,630
105,389		Honeywell International, Inc	5,522,385
70,700		Joy Global, Inc	6,165,040
11,457		KBR, Inc	319,765
3,132		Kennametal, Inc	121,803
2,854		Lincoln Electric Holdings, Inc	103,886
2,118		Lockheed Martin Corp	160,756
6,380	*	Navistar International Corp	268,407
49,298		Nordson Corp	2,285,948
1,400		Paccar, Inc	60,536
43		Pall Corp	2,200
81,871		Parker Hannifin Corp	6,676,580
25,634		Precision Castparts Corp	4,182,187
33,980		Rockwell Automation, Inc	2,298,747
49,429		Rockwell Collins, Inc	2,759,621
1,836		Roper Industries, Inc	148,900
7,523	*	Thomas & Betts Corp	373,818
1,982		Timken Co	83,482

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,150		Toro Co	$224,266
38,933		United Technologies Corp	3,035,995
858		Valmont Industries, Inc	73,574
3,514	*	WABCO Holdings, Inc	176,438
1,367	*	WESCO International, Inc	66,245
24,812		Westinghouse Air Brake Technologies Corp	1,666,870

		TOTAL CAPITAL GOODS	73,423,872

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,785		Avery Dennison Corp	47,481
51,697		Dun & Bradstreet Corp	3,456,462
489	*	FTI Consulting, Inc	19,271
1,900	*	IHS, Inc (Class A)	159,581
2,544	*	Stericycle, Inc	212,628
13,841		Towers Watson & Co	909,354
69,855	*	Verisk Analytics, Inc	2,455,403

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,260,180

CONSUMER DURABLES & APPAREL - 3.1%
127,900		Coach, Inc	8,322,453
2,000	*	Deckers Outdoor Corp	230,480
2,800	e	Garmin Ltd	96,292
29,797		Harman International Industries, Inc	1,286,039
81,639		Nike, Inc (Class B)	7,865,918
10,000		Phillips-Van Heusen Corp	744,100
81,192		Polaris Industries, Inc	5,142,701
884		Ralph Lauren Corp	140,370
3,067	*,e	Skullcandy, Inc	48,305
3,534	*	Tempur-Pedic International, Inc	240,524
34,590		Tupperware Corp	1,955,718

		TOTAL CONSUMER DURABLES & APPAREL	26,072,900

CONSUMER SERVICES - 3.8%
2,754	*	Apollo Group, Inc (Class A)	130,402
5,467		Brinker International, Inc	125,194
11,838	*	Chipotle Mexican Grill, Inc (Class A)	3,978,989
2,735		Choice Hotels International, Inc	97,886
18,963		Darden Restaurants, Inc	907,948
6,449		H&R Block, Inc	98,605
33,800	*,e	ITT Educational Services, Inc	2,094,248
20,100	*	Las Vegas Sands Corp	943,695
15,520		Marriott International, Inc (Class A)	488,880
110,199		McDonald’s Corp	10,231,977
30,110	*	Panera Bread Co (Class A)	4,025,406
4,344		Starbucks Corp	183,925
2,100		Starwood Hotels & Resorts Worldwide, Inc	105,231
2,100	e	Weight Watchers International, Inc	156,702
1,700		Wynn Resorts Ltd	225,760
115,400		Yum! Brands, Inc	6,181,978

		TOTAL CONSUMER SERVICES	29,976,826

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.0%
49,034	*	Affiliated Managers Group, Inc	$4,541,040
89,524		American Express Co	4,531,704
1,052		BlackRock, Inc	165,995
62,794		Discover Financial Services	1,479,427
1,256		Franklin Resources, Inc	133,927
2,761	*,e	Green Dot Corp	90,202
1,852		Interactive Brokers Group, Inc (Class A)	28,484
2,856		Janus Capital Group, Inc	18,735
111,751		Moody’s Corp	3,966,043
1,000		T Rowe Price Group, Inc	52,840
57,054		Waddell & Reed Financial, Inc (Class A)	1,582,107

		TOTAL DIVERSIFIED FINANCIALS	16,590,504

ENERGY - 10.3%
2,011	*	Alpha Natural Resources, Inc	48,344
68,781		Anadarko Petroleum Corp	5,399,309
3,612		Apache Corp	359,864
24,500		Arch Coal, Inc	446,390
4,800	*	Cameron International Corp	235,872
77,091		Chevron Corp	8,098,410
1,104		Cimarex Energy Co	70,656
2,700	*	Concho Resources, Inc	255,744
784		ConocoPhillips	54,606
11,455		Core Laboratories NV	1,240,118
26,742	e	Diamond Offshore Drilling, Inc	1,752,671
21,896	*	Dresser-Rand Group, Inc	1,059,766
57,400		El Paso Corp	1,435,574
532,306		Exxon Mobil Corp	41,567,775
86,844		Halliburton Co	3,244,492
7,495		Helmerich & Payne, Inc	398,584
82,434		Holly Corp	2,529,899
1,100	e	Kinder Morgan, Inc	31,460
2,012		Marathon Oil Corp	52,372
1,606		Marathon Petroleum Corp	57,655
2,813		Murphy Oil Corp	155,756
19,211		Noble Energy, Inc	1,716,311
25,600		Occidental Petroleum Corp	2,379,264
15,905		Oceaneering International, Inc	665,306
853	*	Oil States International, Inc	59,377
3,150		Patterson-UTI Energy, Inc	64,008
8,800		Peabody Energy Corp	381,656
140,304		Schlumberger Ltd	10,308,136
18,845	*,e	Superior Energy Services	529,921
2,700	*	Whiting Petroleum Corp	125,685

		TOTAL ENERGY	84,724,981

FOOD & STAPLES RETAILING - 1.5%
41,718		Costco Wholesale Corp	3,473,023
49,901		Kroger Co	1,156,705
63,299		Walgreen Co	2,101,527
57,450		Wal-Mart Stores, Inc	3,258,564
32,275		Whole Foods Market, Inc	2,327,673

		TOTAL FOOD & STAPLES RETAILING	12,317,492

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 8.3%
2,449		Altria Group, Inc	$67,470
2,055		Brown-Forman Corp (Class B)	153,570
26,330		Campbell Soup Co	875,473
223,195		Coca-Cola Co	15,248,683
249,333		Coca-Cola Enterprises, Inc	6,687,112
65,619		ConAgra Foods, Inc	1,662,129
64,787		Corn Products International, Inc	3,142,169
122,547		Dr Pepper Snapple Group, Inc	4,589,385
5,587		Flowers Foods, Inc	112,802
1,060		General Mills, Inc	40,842
49,386	*	Hansen Natural Corp	4,399,799
3,082		Hershey Co	176,383
5,055		Hormel Foods Corp	148,971
46,302		Mead Johnson Nutrition Co	3,326,798
103,231		PepsiCo, Inc	6,498,391
295,928		Philip Morris International, Inc	20,676,489
2,157		Reynolds American, Inc	83,433
10,071		Sara Lee Corp	179,264

		TOTAL FOOD, BEVERAGE & TOBACCO	68,069,163

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
5,629	*	Amerigroup Corp	313,141
48,917		AmerisourceBergen Corp	1,995,814
12,300		Bard (C.R.), Inc	1,057,185
115,345		Baxter International, Inc	6,341,668
3,449		Becton Dickinson & Co	269,815
117,870		Cardinal Health, Inc	5,218,105
2,356	*	Catalyst Health Solutions, Inc	129,509
16,900	*	Cerner Corp	1,071,967
22,130		Cooper Cos, Inc	1,533,609
47,000		Covidien plc	2,210,880
10,700	*	DaVita, Inc	749,000
53,006	*	Express Scripts, Inc	2,423,964
7,133		Hill-Rom Holdings, Inc	240,168
24,123	*	Idexx Laboratories, Inc	1,736,615
8,000	*	Intuitive Surgical, Inc	3,470,880
2,625		McKesson Corp	214,069
78,401	*	Medco Health Solutions, Inc	4,301,079
3,944		Medtronic, Inc	137,015
10,066		Patterson Cos, Inc	316,777
2,400	*	Sirona Dental Systems, Inc	114,960
52,205		St. Jude Medical, Inc	2,035,995
49,421	*	Varian Medical Systems, Inc	2,902,001

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	38,784,216

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
115,282		Colgate-Palmolive Co	10,418,034
20,927		Estee Lauder Cos (Class A)	2,060,263
56,520		Herbalife Ltd	3,524,587

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,002,884

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 0.1%
1,390		Axis Capital Holdings Ltd	$43,577
5,787		Erie Indemnity Co (Class A)	456,883

		TOTAL INSURANCE	500,460

MATERIALS - 5.5%
15,772		Ball Corp	545,238
19,700		Celanese Corp (Series A)	857,935
45,729		CF Industries Holdings, Inc	7,420,445
76,769		Cleveland-Cliffs, Inc	5,237,181
721		Compass Minerals International, Inc	54,846
119,828		Du Pont (E.I.) de Nemours & Co	5,760,132
4,490		Eastman Chemical Co	176,412
2,653		Ecolab, Inc	142,838
14,300		FMC Corp	1,128,127
134,235		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,404,302
24,240		LyondellBasell Industries AF S.C.A	796,526
148,721		Monsanto Co	10,819,452
68,619		Mosaic Co	4,018,329
2,631		PPG Industries, Inc	227,345
43,522	*	Rockwood Holdings, Inc	2,003,753
1,667	e	Scotts Miracle-Gro Co (Class A)	80,866
11,300	*	Solutia, Inc	183,625
3,966		Walter Energy, Inc	300,028
1,600	e	Westlake Chemical Corp	65,936

		TOTAL MATERIALS	45,223,316

MEDIA - 1.6%
2,000	*	AMC Networks, Inc	65,240
49,401		Cablevision Systems Corp (Class A)	714,832
23,797		CBS Corp (Class B)	614,201
13,600		Comcast Corp (Class A)	318,920
124,817	*	DIRECTV	5,674,182
120,955	*	DISH Network Corp (Class A)	2,923,482
736		Interpublic Group of Cos, Inc	6,977
1,247	*	Madison Square Garden, Inc	32,958
21,596		Scripps Networks Interactive (Class A)	917,398
321,000	*,e	Sirius XM Radio, Inc	574,590
34,939		Viacom, Inc (Class B)	1,532,075

		TOTAL MEDIA	13,374,855

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
185,175		Abbott Laboratories	9,975,378
226,912	*	Agilent Technologies, Inc	8,411,628
50,000	*	Alexion Pharmaceuticals, Inc	3,375,500
27,000		Allergan, Inc	2,271,240
2,172	*	Biogen Idec, Inc	252,734
126,535	*	Celgene Corp	8,203,264
159,000		Eli Lilly & Co	5,908,440
219,911	*	Gilead Sciences, Inc	9,161,492

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,211		Johnson & Johnson	$77,976
508	*	Mettler-Toledo International, Inc	78,029
12,925	*	Myriad Genetics, Inc	275,044
2,611		PerkinElmer, Inc	53,969
48,425	*	Pharmasset, Inc	3,409,120
23,557	*	United Therapeutics Corp	1,030,148
1,768	*	Waters Corp	141,652
40,971	*	Watson Pharmaceuticals, Inc	2,751,612

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	55,377,226

REAL ESTATE - 1.2%
88,574		Apartment Investment & Management Co (Class A)	2,185,121
14,001		Camden Property Trust	849,021
22,056		Digital Realty Trust, Inc	1,374,750
21,669		Jones Lang LaSalle, Inc	1,400,251
84,814		Rayonier, Inc	3,539,288
2,400		Simon Property Group, Inc	308,256
1,200		Ventas, Inc	66,732

		TOTAL REAL ESTATE	9,723,419

RETAILING - 6.1%
120		Aaron’s, Inc	3,211
54,543		Advance Auto Parts, Inc	3,549,113
50,875	*	Amazon.com, Inc	10,862,322
17,496	*	Autozone, Inc	5,661,531
115,540	*	Bed Bath & Beyond, Inc	7,144,993
4,053	*	Big Lots, Inc	152,758
3,761	*	Dick’s Sporting Goods, Inc	147,017
1,100	*	Dollar Tree, Inc	87,956
1,380		DSW, Inc (Class A)	72,229
7,111		Expedia, Inc	186,735
36,600		Genuine Parts Co	2,101,938
11,466		Home Depot, Inc	410,483
81,502		Kohl’s Corp	4,320,421
60,072		Macy’s, Inc	1,833,998
3,800		Nordstrom, Inc	192,622
56,637	*	O’Reilly Automotive, Inc	4,307,244
11,877	*	Priceline.com, Inc	6,030,190
17,689		Ross Stores, Inc	1,551,856
7,000	*	Sally Beauty Holdings, Inc	134,330
6,113		Target Corp	334,687
1,800		Tiffany & Co	143,514
2,149		TJX Companies, Inc	126,641
900	*	Ulta Salon Cosmetics & Fragrance, Inc	60,561
1,701		Williams-Sonoma, Inc	63,856

		TOTAL RETAILING	49,480,206

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
4,901		Altera Corp	185,846
2,458		Analog Devices, Inc	89,889
2,600		Applied Materials, Inc	32,032
193,900		Avago Technologies Ltd	6,548,003

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

62,900		Broadcom Corp (Class A)	$2,270,061
12,200		Cypress Semiconductor Corp	233,142
3,448		Intel Corp	84,614
129,012	*	Lam Research Corp	5,546,226
565	e	Microchip Technology, Inc	20,430
2,277	*	Novellus Systems, Inc	78,670
9,317	*	Nvidia Corp	137,892
1,109		Xilinx, Inc	37,107

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	15,263,912

SOFTWARE & SERVICES - 17.1%
190,185		Accenture plc	11,460,548
1,500	*	Alliance Data Systems Corp	153,660
181,405	*	Autodesk, Inc	6,276,613
2,300		Automatic Data Processing, Inc	120,359
190,870	*	BMC Software, Inc	6,634,641
46,069	*	Citrix Systems, Inc	3,355,205
2,700	*	Cognizant Technology Solutions Corp (Class A)	196,425
7,495		DST Systems, Inc	376,174
7,900	*	eBay, Inc	251,457
44,134	*	Electronic Arts, Inc	1,030,529
54,787	*	Fortinet, Inc	1,263,388
12,892	*	Gartner, Inc	496,600
6,639		Global Payments, Inc	304,863
30,368	*	Google, Inc (Class A)	17,997,292
28,205	*	IAC/InterActiveCorp	1,151,610
114,157		International Business Machines Corp	21,076,807
3,069		Intuit, Inc	164,713
4,365		Lender Processing Services, Inc	76,606
28,346		Mastercard, Inc (Class A)	9,842,865
2,800	*	Micros Systems, Inc	137,816
809,264		Microsoft Corp	21,550,700
6,500	*	NeuStar, Inc (Class A)	206,635
542,004		Oracle Corp	17,761,471
10,800	*	SAIC, Inc	134,244
1,000	*	Salesforce.com, Inc	133,170
12,702	*,e	Sina Corp	1,032,546
2,713		Solera Holdings, Inc	148,211
454,686	*	Symantec Corp	7,734,209
8,600	*	Synopsys, Inc	230,566
21,173	*	Teradata Corp	1,263,181
1,000	*	VeriFone Systems, Inc	42,210
42,101	*	VMware, Inc (Class A)	4,115,373
234,374		Western Union Co	4,094,514
528	*,e	Zillow, Inc	15,676

		TOTAL SOFTWARE & SERVICES	140,830,877

TECHNOLOGY HARDWARE & EQUIPMENT - 9.6%
132,560	*	Apple, Inc	53,657,636
226,990	*	Dell, Inc	3,588,712
125,731	*	EMC Corp	3,081,667
6,102	*	F5 Networks, Inc	634,303

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,303		Harris Corp	$124,688
847	*	IPG Photonics Corp	44,772
73,640		Jabil Circuit, Inc	1,514,039
44,977	*	NetApp, Inc	1,842,258
115,222	*	QLogic Corp	1,609,651
234,133		Qualcomm, Inc	12,081,263
1,903	*	SanDisk Corp	96,425

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	78,275,414

TELECOMMUNICATION SERVICES - 1.6%
52,976	*	American Tower Corp (Class A)	2,918,977
54,673	*	MetroPCS Communications, Inc	464,721
79,117	*	NII Holdings, Inc (Class B)	1,861,623
212,979		Verizon Communications, Inc	7,875,964

		TOTAL TELECOMMUNICATION SERVICES	13,121,285

TRANSPORTATION - 2.3%
1,054		CH Robinson Worldwide, Inc	73,179
29,522		Copa Holdings S.A. (Class A)	2,039,085
8,800		CSX Corp	195,448
113,387		Expeditors International Washington, Inc	5,170,447
2,000		FedEx Corp	163,660
74,082		J.B. Hunt Transport Services, Inc	3,134,409
19,000	*	Kansas City Southern Industries, Inc	1,200,230
34,419		Landstar System, Inc	1,536,120
15,573		Southwest Airlines Co	133,149
2,059		Union Pacific Corp	205,015
59,099		United Parcel Service, Inc (Class B)	4,151,114

		TOTAL TRANSPORTATION	18,001,856

UTILITIES - 0.0%
500		National Fuel Gas Co	30,645
200		Oneok, Inc	15,210

		TOTAL UTILITIES	45,855

		TOTAL COMMON STOCKS	816,130,816

		(Cost $704,532,563)

SHORT-TERM INVESTMENTS - 0.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
6,887,390	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	6,887,390

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,887,390

		TOTAL SHORT-TERM INVESTMENTS	6,887,390

		(Cost $6,887,390)

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 100.5%	$823,018,206
		(Cost $711,419,953)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(4,134,434)

		NET ASSETS - 100.0%	$818,883,772

		ADR American Depositary Receipt
	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.9%
11,300		Autoliv, Inc	$652,801
5,100	*	BorgWarner, Inc	390,099
268,800	*	Ford Motor Co	3,139,584
11,000	*	Goodyear Tire & Rubber Co	157,960
30,300		Lear Corp	1,421,373
32,111	*	TRW Automotive Holdings Corp	1,351,873

		TOTAL AUTOMOBILES & COMPONENTS	7,113,690

BANKS - 5.2%
119,800		BB&T Corp	2,796,132
29,900		Commerce Bancshares, Inc	1,160,120
143,900		East West Bancorp, Inc	2,801,733
165,798		Fifth Third Bancorp	1,991,234
38,100	*	First Republic Bank	1,055,370
252,016		Huntington Bancshares, Inc	1,305,443
180,039		Keycorp	1,271,075
69,999		People’s United Financial, Inc	892,487
108,310		PNC Financial Services Group, Inc	5,817,330
80,500		US Bancorp	2,059,995
773,138		Wells Fargo & Co	20,032,006
46,380		Zions Bancorporation	805,157

		TOTAL BANKS	41,988,082

CAPITAL GOODS - 4.9%
12,300		Armstrong World Industries, Inc	523,857
27,810		Chicago Bridge & Iron Co NV	1,017,290
15,140		Crane Co	667,825
16,240		Cummins, Inc	1,614,743
21,158		Fluor Corp	1,202,832
25,500	*	Fortune Brands Home & Security, Inc	370,515
15,300		Gardner Denver, Inc	1,183,149
847,750		General Electric Co	14,165,902
8,981		Goodrich Corp	1,101,340
22,440		Joy Global, Inc	1,956,768
71,811		KBR, Inc	2,004,245
15,400		Lincoln Electric Holdings, Inc	560,560
24,220		Lockheed Martin Corp	1,838,298
13,600	*	Navistar International Corp	572,152
34,150		Northrop Grumman Corp	1,972,163
15,830		Parker Hannifin Corp	1,290,937
8,800	*	TransDigm Group, Inc	826,496
83,810		Tyco International Ltd	3,817,545
32,500	*	URS Corp	1,160,250
4,400		Valmont Industries, Inc	377,300
6,300		Westinghouse Air Brake Technologies Corp	423,234

		TOTAL CAPITAL GOODS	38,647,401

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
14,400	*	Nielsen Holdings NV	$422,640
9,380	*	Stericycle, Inc	783,980
17,900		Towers Watson & Co	1,176,030
22,900	*	Verisk Analytics, Inc	804,935

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,187,585

CONSUMER DURABLES & APPAREL - 2.2%
18,580		Coach, Inc	1,209,001
7,198	*	Deckers Outdoor Corp	829,498
88,300		DR Horton, Inc	982,779
23,800	e	Garmin Ltd	818,482
21,400		Harman International Industries, Inc	923,624
48,001		Jarden Corp	1,537,472
22,680		Leggett & Platt, Inc	496,692
1,840	*	NVR, Inc	1,182,660
17,380		Phillips-Van Heusen Corp	1,293,245
14,000		Polaris Industries, Inc	886,760
5,140		Ralph Lauren Corp	816,181
11,910	*	Tempur-Pedic International, Inc	810,595
54,000	*	Toll Brothers, Inc	941,760
4,800	*	Under Armour, Inc (Class A)	405,168
18,898		VF Corp	2,612,081
35,540		Whirlpool Corp	1,805,787

		TOTAL CONSUMER DURABLES & APPAREL	17,551,785

CONSUMER SERVICES - 0.7%
16,100	*	Apollo Group, Inc (Class A)	762,335
33,240		Brinker International, Inc	761,196
17,500	*	Career Education Corp	282,275
28,000	*	Penn National Gaming, Inc	1,008,000
66,000		Service Corp International	660,000
45,098		Wyndham Worldwide Corp	1,518,450
6,199		Wynn Resorts Ltd	823,227

		TOTAL CONSUMER SERVICES	5,815,483

DIVERSIFIED FINANCIALS - 8.4%
617,750		Bank of America Corp	4,219,233
5,400		BlackRock, Inc	852,066
163,198		Capital One Financial Corp	7,451,620
7,550	e	Cash America International, Inc	413,363
304,400		Citigroup, Inc	9,615,996
145,500		Discover Financial Services	3,427,980
105,191	*	E*Trade Financial Corp	1,141,322
9,100	*	First Cash Financial Services, Inc	377,650
7,399		Franklin Resources, Inc	788,955
78,830		Goldman Sachs Group, Inc	8,635,827
3,000	*	IntercontinentalExchange, Inc	389,640
27,500		Invesco Ltd	551,925

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

608,100		JPMorgan Chase & Co	$21,137,556
75,000		Morgan Stanley	1,323,000
43,600	*	Nasdaq Stock Market, Inc	1,092,180
38,780		Raymond James Financial, Inc	1,177,749
93,900		State Street Corp	3,792,621

		TOTAL DIVERSIFIED FINANCIALS	66,388,683

ENERGY - 13.2%
46,390	*	Alpha Natural Resources, Inc	1,115,216
76,750		Anadarko Petroleum Corp	6,024,875
23,808	*	Atwood Oceanics, Inc	1,017,554
53,200		Baker Hughes, Inc	3,085,068
24,500	*	Cameron International Corp	1,203,930
279,754		Chevron Corp	29,388,157
8,381	*	Concho Resources, Inc	793,848
186,830		ConocoPhillips	13,012,710
13,180	*,e	Continental Resources, Inc	799,367
16,980	*	CVR Energy, Inc	420,425
4,750	e	Diamond Offshore Drilling, Inc	311,315
16,400	*	Dresser-Rand Group, Inc	793,760
43,759		El Paso Corp	1,094,413
31,898		Ensco International plc (ADR)	1,584,055
159,900		Exxon Mobil Corp	12,486,591
23,980	*	Helix Energy Solutions Group, Inc	433,079
16,000		Helmerich & Payne, Inc	850,880
57,750		Hess Corp	3,612,840
161,900		Marathon Oil Corp	4,214,257
44,000		Marathon Petroleum Corp	1,579,600
53,000		National Oilwell Varco, Inc	3,780,489
93,200		Occidental Petroleum Corp	8,662,008
12,199		SEACOR Holdings, Inc	1,038,745
10,891		St. Mary Land & Exploration Co	902,973
18,100	*	Stone Energy Corp	439,649
51,400	*	Tesoro Corp	1,333,316
105,400		Valero Energy Corp	2,592,840
10,000		W&T Offshore, Inc	196,900
99,930		Williams Cos, Inc	3,008,892

		TOTAL ENERGY	105,777,752

FOOD & STAPLES RETAILING - 0.6%
18,380		Costco Wholesale Corp	1,530,135
34,440		CVS Corp	1,250,172
37,500		Kroger Co	869,250
58,350	e	Supervalu, Inc	467,967
11,100		Whole Foods Market, Inc	800,532

		TOTAL FOOD & STAPLES RETAILING	4,918,056

FOOD, BEVERAGE & TOBACCO - 5.2%
28,200		Archer Daniels Midland Co	816,108
2,000		Brown-Forman Corp (Class B)	149,460
13,700		Bunge Ltd	846,249

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

70,000		Coca-Cola Enterprises, Inc	$1,877,400
59,000		ConAgra Foods, Inc	1,494,470
18,500		Corn Products International, Inc	897,250
33,100	*	Darling International, Inc	464,062
9,190	e	Diamond Foods, Inc	604,243
47,500		Dr Pepper Snapple Group, Inc	1,778,875
19,600		General Mills, Inc	755,188
8,958	*	Hansen Natural Corp	798,068
31,200		Hershey Co	1,785,576
33,991		Hormel Foods Corp	1,001,715
23,680		J.M. Smucker Co	1,823,834
218,100		Kraft Foods, Inc (Class A)	7,672,757
38,018		Lorillard, Inc	4,207,072
37,640		Mead Johnson Nutrition Co	2,704,433
61,240		Philip Morris International, Inc	4,278,839
16,000	*	Ralcorp Holdings, Inc	1,293,440
49,800		Reynolds American, Inc	1,926,264
56,500		Sara Lee Corp	1,005,700
55,400	*	Smithfield Foods, Inc	1,266,444
99,163		Tyson Foods, Inc (Class A)	1,913,846

		TOTAL FOOD, BEVERAGE & TOBACCO	41,361,293

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
26,750		Aetna, Inc	1,063,580
36,880		AmerisourceBergen Corp	1,504,704
21,750		Baxter International, Inc	1,195,815
49,530		Cardinal Health, Inc	2,192,693
33,188		Cigna Corp	1,471,556
21,913		Cooper Cos, Inc	1,518,571
16,770	*	Coventry Health Care, Inc	533,454
28,098		Covidien plc	1,321,730
68,380		Humana, Inc	5,804,778
2,750	*	Intuitive Surgical, Inc	1,193,115
9,300		McKesson Corp	758,415
216,100		UnitedHealth Group, Inc	10,370,639
27,900		WellPoint, Inc	1,922,310

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	30,851,360

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
41,181		Church & Dwight Co, Inc	1,819,377
26,990		Clorox Co	1,806,711
19,400		Colgate-Palmolive Co	1,753,178
13,980	*	Energizer Holdings, Inc	1,031,584
7,800		Estee Lauder Cos (Class A)	767,910
17,130		Kimberly-Clark Corp	1,194,132
204,200		Procter & Gamble Co	13,066,758

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,439,650

INSURANCE - 6.2%
58,975		ACE Ltd	4,255,046
76,980		Aflac, Inc	3,471,028
31,991		Allied World Assurance Co Holdings Ltd	1,858,677

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

98,368		American Financial Group, Inc	$3,524,525
38,310	*	Arch Capital Group Ltd	1,378,011
67,880		Aspen Insurance Holdings Ltd	1,798,141
68,099		Axis Capital Holdings Ltd	2,134,904
114,420	*	Berkshire Hathaway, Inc (Class B)	8,908,740
47,800		Chubb Corp	3,204,990
10,430		Everest Re Group Ltd	937,866
78,800		Fidelity National Title Group, Inc (Class A)	1,216,672
28,080		HCC Insurance Holdings, Inc	747,209
83,308		Principal Financial Group	2,147,680
118,398		Prudential Financial, Inc	6,417,172
24,390		RenaissanceRe Holdings Ltd	1,661,447
33,000		Torchmark Corp	1,350,690
69,800		UnumProvident Corp	1,664,032
108,999		Validus Holdings Ltd	2,982,213
26,900		W.R. Berkley Corp	936,389

		TOTAL INSURANCE	50,595,432

MATERIALS - 2.7%
11,390		Ball Corp	393,752
7,800		Carpenter Technology Corp	442,416
18,780		CF Industries Holdings, Inc	3,047,431
29,240		Cleveland-Cliffs, Inc	1,994,752
24,810		Domtar Corp	2,032,187
34,400		Du Pont (E.I.) de Nemours & Co	1,653,608
10,360		Eastman Chemical Co	407,044
38,838		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,563,618
33,890		Huntsman Corp	397,869
41,940		International Paper Co	1,161,738
49,500		LyondellBasell Industries AF S.C.A	1,626,570
21,800		MeadWestvaco Corp	608,438
10,240		Monsanto Co	744,960
26,750		Mosaic Co	1,566,480
3,900	*	Rockwood Holdings, Inc	179,556
29,390		Titanium Metals Corp	492,283
21,800		Valspar Corp	760,166
24,810		Walter Energy, Inc	1,876,877
20,300	*	WR Grace & Co	848,337

		TOTAL MATERIALS	21,798,082

MEDIA - 3.3%
148,300		CBS Corp (Class B)	3,827,624
143,000		Comcast Corp (Class A)	3,353,350
81,818	*	DIRECTV	3,719,446
18,380	*	Discovery Communications, Inc (Class A)	798,795
143,090	*	DISH Network Corp (Class A)	3,458,485
19,800	*	Liberty Global, Inc (Class A)	795,564
31,398		McGraw-Hill Cos, Inc	1,334,415
66,100		Regal Entertainment Group (Class A)	954,484
25,189		Time Warner Cable, Inc	1,604,287
75,800		Time Warner, Inc	2,652,242
43,190		Viacom, Inc (Class B)	1,893,882

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

48,880		Virgin Media, Inc	$1,191,694
30,750		Walt Disney Co	1,072,560

		TOTAL MEDIA	26,656,828

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
102,100		Abbott Laboratories	5,500,127
17,750	*	Alexion Pharmaceuticals, Inc	1,198,303
115,550		Amgen, Inc	6,617,548
9,990	*	Biogen Idec, Inc	1,162,436
18,300	*	Celgene Corp	1,186,389
126,742		Eli Lilly & Co	4,709,733
63,133	*	Forest Laboratories, Inc	1,976,063
28,750	*	Gilead Sciences, Inc	1,197,725
151,440		Johnson & Johnson	9,751,222
149,750		Merck & Co, Inc	5,166,375
8,610		Perrigo Co	777,311
1,131,880		Pfizer, Inc	21,800,008
26,100	*	Watson Pharmaceuticals, Inc	1,752,876

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,796,116

REAL ESTATE - 3.8%
51,087		American Capital Agency Corp	1,405,403
214,898		Annaly Capital Management, Inc	3,621,031
17,898		AvalonBay Communities, Inc	2,392,784
11,800		Boston Properties, Inc	1,168,082
13,100		Digital Realty Trust, Inc	816,523
1,800		Essex Property Trust, Inc	256,968
6,890		Federal Realty Investment Trust	611,556
100,800		Hospitality Properties Trust	2,422,224
38,880		Public Storage, Inc	5,017,463
58,075		Rayonier, Inc	2,423,470
71,099		Senior Housing Properties Trust	1,595,462
32,100		Simon Property Group, Inc	4,122,924
20,830		Taubman Centers, Inc	1,275,421
56,750		Ventas, Inc	3,155,868

		TOTAL REAL ESTATE	30,285,179

RETAILING - 3.5%
17,800		Aaron’s, Inc	476,328
12,118		Abercrombie & Fitch Co (Class A)	901,579
83,800		Best Buy Co, Inc	2,198,074
10,100	*	Dick’s Sporting Goods, Inc	394,809
11,390		Dillard’s, Inc (Class A)	586,927
9,800	*	Dollar General Corp	388,668
9,500	*	Dollar Tree, Inc	759,620
15,400		DSW, Inc (Class A)	806,036
58,930		Expedia, Inc	1,547,502
13,399		Family Dollar Stores, Inc	785,583
84,800		Foot Locker, Inc	1,853,728
160,133	*,e	GameStop Corp (Class A)	4,094,600
21,100		Genuine Parts Co	1,211,773
13,000		Home Depot, Inc	465,400

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,000		Limited Brands, Inc	$384,390
71,750		Macy’s, Inc	2,190,528
11,000	*	O’Reilly Automotive, Inc	836,550
26,993		RadioShack Corp	321,487
42,810	*	Sally Beauty Holdings, Inc	821,524
15,800		Signet Jewelers Ltd	681,138
77,600		Target Corp	4,248,600
10,990		Tiffany & Co	876,233
11,380	*	Ulta Salon Cosmetics & Fragrance, Inc	765,760

		TOTAL RETAILING	27,596,837

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
37,500		Avago Technologies Ltd	1,266,375
30,500		Broadcom Corp (Class A)	1,100,745
33,600	*	Fairchild Semiconductor International, Inc	502,992
725,400		Intel Corp	17,801,316
13,900		Kla-Tencor Corp	654,551
93,000	*	Marvell Technology Group Ltd	1,301,070
313,968	*	Micron Technology, Inc	1,755,081
31,100	*	Novellus Systems, Inc	1,074,505
193,800	*	Teradyne, Inc	2,775,216

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	28,231,851

SOFTWARE & SERVICES - 2.5%
83,900		Activision Blizzard, Inc	1,123,421
16,189	*	Alliance Data Systems Corp	1,658,401
68,309		Computer Sciences Corp	2,149,001
19,848		DST Systems, Inc	996,171
36,100	*	Electronic Arts, Inc	842,935
4,000	*	Fiserv, Inc	235,480
76,198	*	IAC/InterActiveCorp	3,111,164
4,500		Mastercard, Inc (Class A)	1,562,580
16,200	*	Micros Systems, Inc	797,364
10,100	*	Rackspace Hosting, Inc	418,039
8,300	*	Red Hat, Inc	412,095
107,400	*	Symantec Corp	1,826,874
17,000	*	Synopsys, Inc	455,770
61,081		Total System Services, Inc	1,214,901
19,880	*	VeriFone Systems, Inc	839,135
114,400	*	Yahoo!, Inc	1,789,216

		TOTAL SOFTWARE & SERVICES	19,432,547

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
23,390	*	Arrow Electronics, Inc	843,210
19,750	*	Avnet, Inc	598,623
709,550		Cisco Systems, Inc	13,147,962
104,500	*	Dell, Inc	1,652,145
170,000		Hewlett-Packard Co	4,523,700
80,000		Jabil Circuit, Inc	1,644,799
101,800		Lexmark International, Inc (Class A)	3,227,060
27,950		Qualcomm, Inc	1,442,220
79,390	*	SanDisk Corp	4,022,691

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

48,000		Seagate Technology, Inc	$775,200
169,991	*	Western Digital Corp	4,528,561

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	36,406,171

TELECOMMUNICATION SERVICES - 4.2%
475,575		AT&T, Inc	13,939,103
98,300		CenturyTel, Inc	3,466,058
505,000	*	Sprint Nextel Corp	1,297,850
381,938		Verizon Communications, Inc	14,124,067
61,300		Windstream Corp	746,021

		TOTAL TELECOMMUNICATION SERVICES	33,573,099

TRANSPORTATION - 1.7%
18,180		Copa Holdings S.A. (Class A)	1,255,693
42,100	*	Delta Air Lines, Inc	358,692
10,000		J.B. Hunt Transport Services, Inc	423,100
53,750	*	Kansas City Southern Industries, Inc	3,395,388
15,344	*	Kirby Corp	944,270
55,400		Norfolk Southern Corp	4,099,046
90,089	*	UAL Corp	1,740,519
27,890		United Parcel Service, Inc (Class B)	1,958,994

		TOTAL TRANSPORTATION	14,175,702

UTILITIES - 8.0%
28,190		AGL Resources, Inc	1,182,289
42,299		Alliant Energy Corp	1,724,953
29,300		Ameren Corp	934,084
46,900		American Water Works Co, Inc	1,431,857
43,900	*	Calpine Corp	665,963
89,100		Centerpoint Energy, Inc	1,856,844
68,366		CMS Energy Corp	1,423,380
49,300		Consolidated Edison, Inc	2,852,991
22,600		Constellation Energy Group, Inc	897,220
79,300		Dominion Resources, Inc	4,091,087
64,896		DTE Energy Co	3,381,731
9,900		Edison International	401,940
81,489		Exelon Corp	3,617,297
103,880		FirstEnergy Corp	4,670,445
26,800		Hawaiian Electric Industries, Inc	678,844
23,650		NextEra Energy, Inc	1,333,860
69,100		NiSource, Inc	1,526,419
133,830		Northeast Utilities	4,626,503
80,000		NV Energy, Inc	1,283,200
42,801		OGE Energy Corp	2,214,524
23,180		Oneok, Inc	1,762,839
67,300		Pepco Holdings, Inc	1,332,540
39,100		Pinnacle West Capital Corp	1,782,178
84,300		PPL Corp	2,475,891
112,980		Progress Energy, Inc	5,886,257
62,000		Questar Corp	1,194,740
105,731		Southern Co	4,567,579
28,000		Westar Energy, Inc	763,280

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

52,400		Wisconsin Energy Corp	$1,699,332
60,000		Xcel Energy, Inc	1,551,000

		TOTAL UTILITIES	63,811,067

		TOTAL COMMON STOCKS	800,399,731

		(Cost $718,370,131)

SHORT-TERM INVESTMENTS - 1.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
11,733,305	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	11,733,305

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,733,305

		TOTAL SHORT-TERM INVESTMENTS	11,733,305

		(Cost $11,733,305)

		TOTAL INVESTMENTS - 101.5%	812,133,036
		(Cost $730,103,436)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(11,911,657)

		NET ASSETS - 100.0%	$800,221,379

		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.7%
19,815	*	American Axle & Manufacturing Holdings, Inc	$192,007
130		Autoliv, Inc	7,510
12,698	*	BorgWarner, Inc	971,270
655,397	*	Ford Motor Co	7,655,037
1,482	*	Fuel Systems Solutions, Inc	34,590
45,413		Harley-Davidson, Inc	1,766,566
181,190		Johnson Controls, Inc	5,966,587
8,602	*	Modine Manufacturing Co	90,923
3,240		Spartan Motors, Inc	15,876
11,051		Superior Industries International, Inc	202,123
27,419	*	Tenneco, Inc	897,150

		TOTAL AUTOMOBILES & COMPONENTS	17,799,639

BANKS - 3.0%
1,100		Associated Banc-Corp	12,265
3,758		Bank of Hawaii Corp	158,700
214,862		BB&T Corp	5,014,879
640		Capitol Federal Financial	7,098
690		Cathay General Bancorp	9,653
10,844	*	Citizens Republic Bancorp, Inc	97,704
440		Columbia Banking System, Inc	8,391
33,830		Comerica, Inc	864,357
220		Commerce Bancshares, Inc	8,536
397		Community Bank System, Inc	10,147
139		Cullen/Frost Bankers, Inc	6,817
500		East West Bancorp, Inc	9,735
291,095		Fifth Third Bancorp	3,496,051
37,574		First Horizon National Corp	262,642
574		First Niagara Financial Group, Inc	5,275
1,130		FNB Corp	11,402
540		Glacier Bancorp, Inc	6,129
350		Hancock Holding Co	10,605
49,116		Hudson City Bancorp, Inc	306,974
242,696		Keycorp	1,713,434
32,184		M&T Bank Corp	2,449,524
1,341		MainSource Financial Group, Inc	12,579
5,010	*	MGIC Investment Corp	13,327
1,360		National Penn Bancshares, Inc	10,608
310		NBT Bancorp, Inc	6,671
41,015		New York Community Bancorp, Inc	545,909
3,640		Old National Bancorp	42,115
120		Park National Corp	7,165
5,242		People’s United Financial, Inc	66,836
5,876	*	PMI Group, Inc	1,833

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

122,488		PNC Financial Services Group, Inc	$6,578,830
434,096	*	Popular, Inc	807,419
11,168		Provident Financial Services, Inc	144,626
7,470		Radian Group, Inc	17,555
249,269		Regions Financial Corp	979,627
240	*	Signature Bank	13,380
997		Susquehanna Bancshares, Inc	7,238
5,180	*	SVB Financial Group	237,969
429		TCF Financial Corp	4,565
350		Trustmark Corp	7,749
650		Umpqua Holdings Corp	7,443
325,864		US Bancorp	8,338,860
650		Webster Financial Corp	12,766
230		Wintrust Financial Corp	6,642
3,075		Zions Bancorporation	53,382

		TOTAL BANKS	32,395,412

CAPITAL GOODS - 8.5%
104,772		3M Co	8,279,083
1,129		A.O. Smith Corp	41,954
1,930	*	A123 Systems, Inc	6,620
416		Actuant Corp (Class A)	9,360
376	*	Aegion Corp	5,561
410	*	American Superconductor Corp	1,788
93,928		Ametek, Inc	3,712,034
1,565		Ampco-Pittsburgh Corp	32,849
241		Apogee Enterprises, Inc	2,632
286		Applied Industrial Technologies, Inc	9,615
12,937	*	ArvinMeritor, Inc	123,160
2,565	*	Astec Industries, Inc	85,286
26,640		Barnes Group, Inc	619,913
419	*	Beacon Roofing Supply, Inc	7,722
270		Brady Corp (Class A)	8,294
6,140		Briggs & Stratton Corp	89,644
96,094		Caterpillar, Inc	9,077,038
218		Clarcor, Inc	10,569
350	*	Colfax Corp	8,841
6,454		Cooper Industries plc	338,577
52,834		Cummins, Inc	5,253,285
143,919		Danaher Corp	6,958,484
87,601		Deere & Co	6,648,916
6,491		Dover Corp	360,445
70,256		Eaton Corp	3,148,874
345		EMCOR Group, Inc	8,649
160,790		Emerson Electric Co	7,737,214
5,541	*	Energy Recovery, Inc	17,011
390	*	EnerSys	8,787
260	*	EnPro Industries, Inc	8,954
300		ESCO Technologies, Inc	9,171
7,320		Fastenal Co	278,819
8,284		Fluor Corp	470,946
3,111	*	FuelCell Energy, Inc	3,329

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

400		Gardner Denver, Inc	$30,932
300		GATX Corp	11,394
267	*	General Cable Corp	7,487
8,963	*	Gibraltar Industries, Inc	100,027
15,823		Graco, Inc	679,440
11,360	*	GrafTech International Ltd	178,466
245		Granite Construction, Inc	5,513
200		Heico Corp	11,404
134,522		Illinois Tool Works, Inc	6,541,805
14,552		Ingersoll-Rand plc	453,004
1,400		Insteel Industries, Inc	14,434
130		Joy Global, Inc	11,336
1,785	*	Layne Christensen Co	44,964
6,798		LB Foster Co (Class A)	173,349
5,300		Lincoln Electric Holdings, Inc	192,920
79,069		Masco Corp	759,062
149	*	Middleby Corp	12,558
250	*	Moog, Inc (Class A)	9,683
179		MSC Industrial Direct Co (Class A)	12,174
26,033	*	NCI Building Systems, Inc	237,161
31,982		Nordson Corp	1,483,005
30,294	*	Owens Corning, Inc	859,743
59,513		Paccar, Inc	2,573,342
11,546		Pall Corp	590,809
9,658		Pentair, Inc	347,205
5,179	*	Polypore International, Inc	271,639
39,758		Precision Castparts Corp	6,486,518
7,710		Quanex Building Products Corp	113,723
19,943	*	Quanta Services, Inc	416,609
15,823		Rockwell Automation, Inc	1,070,425
8,725		Roper Industries, Inc	707,598
2,611	*	Rush Enterprises, Inc (Class A)	50,392
305	*	Sauer-Danfoss, Inc	11,810
22,236	*	Sensata Technologies Holding BV	665,746
259		Simpson Manufacturing Co, Inc	7,941
4,318		Snap-On, Inc	231,747
47,620	*	Spirit Aerosystems Holdings, Inc (Class A)	812,873
332		TAL International Group, Inc	9,240
22,745		Tennant Co	880,004
293		Timken Co	12,341
14,580		Tredegar Corp	282,415
356	*	Trex Co, Inc	6,579
81,375		Tyco International Ltd	3,706,631
25,268		W.W. Grainger, Inc	4,328,660
9,524	*	WABCO Holdings, Inc	478,200
145		Watsco, Inc	8,941
3,845	*	WESCO International, Inc	186,329
9,810		Westinghouse Air Brake Technologies Corp	659,036

		TOTAL CAPITAL GOODS	90,130,038

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	$10,919
5,611	*	ACCO Brands Corp	38,548
38,428		Avery Dennison Corp	1,022,185
305		Brink’s Co	8,476
240	*	Copart, Inc	10,452
1,050		Corporate Executive Board Co	38,420
650		Covanta Holding Corp	9,529
2,857		Deluxe Corp	67,482
16,518		Dun & Bradstreet Corp	1,104,393
1,540		Herman Miller, Inc	31,801
5,092		HNI Corp	122,463
14,151		Iron Mountain, Inc	437,690
590		Knoll, Inc	8,998
690	*	Korn/Ferry International	11,019
9,396		Manpower, Inc	405,343
430	*	Mobile Mini, Inc	7,800
8,218		Pitney Bowes, Inc	167,483
16,338		R.R. Donnelley & Sons Co	266,309
31,299		Robert Half International, Inc	827,233
1,210		Steelcase, Inc (Class A)	8,966
10,180	*	Tetra Tech, Inc	222,229
290		United Stationers, Inc	9,225
457		Viad Corp	9,565
45,074		Waste Management, Inc	1,484,287

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,330,815

CONSUMER DURABLES & APPAREL - 1.6%
536		American Greetings Corp (Class A)	8,581
5,420		Callaway Golf Co	31,490
320	*	Carter’s, Inc	12,189
38,658		Coach, Inc	2,515,476
198		Columbia Sportswear Co	10,641
570	*	Deckers Outdoor Corp	65,687
5,070	*	Eastman Kodak Co	5,628
490		Ethan Allen Interiors, Inc	9,702
370	*	Hanesbrands, Inc	9,757
258		Hasbro, Inc	9,819
549	*	Iconix Brand Group, Inc	9,855
1,330		KB Home	9,270
394	*	Maidenform Brands, Inc	9,685
115,681		Mattel, Inc	3,266,832
4,410		Movado Group, Inc	73,779
80,788		Nike, Inc (Class B)	7,783,923
4,874		Oxford Industries, Inc	192,523
6,845		Phillips-Van Heusen Corp	509,336
397		Pool Corp	11,600
2,129	*	Tempur-Pedic International, Inc	144,900
353	*	True Religion Apparel, Inc	11,974
4,527		Tupperware Corp	255,957
228	*	Under Armour, Inc (Class A)	19,245
8,987		VF Corp	1,242,183
193	*	Warnaco Group, Inc	9,476
2,125		Whirlpool Corp	107,971

		TOTAL CONSUMER DURABLES & APPAREL	16,337,479

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.5%
9,927	*	AFC Enterprises	$136,099
339	*	BJ’s Restaurants, Inc	17,943
1,289		Bob Evans Farms, Inc	42,408
22,157		Choice Hotels International, Inc	792,999
237	*	Coinstar, Inc	11,314
25,696		Darden Restaurants, Inc	1,230,324
179		DeVry, Inc	6,745
320	*	DineEquity, Inc	15,027
16,375	*	Gaylord Entertainment Co	383,011
359	*	Jack in the Box, Inc	7,388
65,107		Marriott International, Inc (Class A)	2,050,871
126,800		McDonald’s Corp	11,773,381
700	*	O’Charleys, Inc	4,347
105	*	Panera Bread Co (Class A)	14,037
258	*	Papa John’s International, Inc	8,710
185		PF Chang’s China Bistro, Inc	5,754
1,197	*	Ruby Tuesday, Inc	10,043
5,658	*	Sonic Corp	41,926
162,423		Starbucks Corp	6,876,991
27,575		Starwood Hotels & Resorts Worldwide, Inc	1,381,783
38		Strayer Education, Inc	3,238
460	*	Universal Technical Institute, Inc	6,569
190		Vail Resorts, Inc	8,466
1,435		Weight Watchers International, Inc	107,080
12,711		Wyndham Worldwide Corp	427,979
26,756		Yum! Brands, Inc	1,433,319

		TOTAL CONSUMER SERVICES	26,797,752

DIVERSIFIED FINANCIALS - 5.8%
49,475	*	American Capital Ltd	384,421
179,982		American Express Co	9,110,688
40,218		Ameriprise Financial, Inc	1,877,376
289,547		Bank of New York Mellon Corp	6,161,559
30,922		BlackRock, Inc	4,879,182
119,425		Capital One Financial Corp	5,452,946
430		CBOE Holdings, Inc	11,236
353,481		Charles Schwab Corp	4,340,747
12,592		CME Group, Inc	3,469,852
280		Cohen & Steers, Inc	7,608
133,277		Discover Financial Services	3,140,006
860	*	E*Trade Financial Corp	9,331
6,758		Eaton Vance Corp	177,668
11,480		Evercore Partners, Inc (Class A)	315,011
52,821		Franklin Resources, Inc	5,632,302
350	*	Green Dot Corp	11,435
114		Greenhill & Co, Inc	4,307
19,547	*	IntercontinentalExchange, Inc	2,538,764
97,158		Invesco Ltd	1,949,961
153	*	Investment Technology Group, Inc	1,746

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

696		Janus Capital Group, Inc	$4,566
870	*	Knight Capital Group, Inc (Class A)	10,866
21,531		Legg Mason, Inc	592,103
112,403	*,b,m	MF Global Holdings Ltd	26,977
20,690	*	Nasdaq Stock Market, Inc	518,285
26,217	*	NewStar Financial, Inc	281,046
48,591		Northern Trust Corp	1,966,478
64,514		NYSE Euronext	1,714,137
1,600	*	PHH Corp	29,520
2,496	*	Safeguard Scientifics, Inc	42,207
21,129		SEI Investments Co	342,079
119,432		State Street Corp	4,823,858
58,825		T Rowe Price Group, Inc	3,108,313

		TOTAL DIVERSIFIED FINANCIALS	62,936,581

ENERGY - 9.9%
1,809		Alon USA Energy, Inc	13,748
70,809		Apache Corp	7,054,700
49,984	*	ATP Oil & Gas Corp	527,331
866	*	Atwood Oceanics, Inc	37,013
541	*	Brigham Exploration Co	19,701
25,908		Cabot Oil & Gas Corp	2,013,570
47,424	*	Cameron International Corp	2,330,415
4,990		CARBO Ceramics, Inc	677,892
1,108	*	Carrizo Oil & Gas, Inc	30,138
168,943		Chesapeake Energy Corp	4,750,677
24,321		Cimarex Energy Co	1,556,544
57,960	*	Clean Energy Fuels Corp	685,087
1,070	*	Cobalt International Energy, Inc	11,042
10,309	*	Complete Production Services, Inc	338,135
410	*	Comstock Resources, Inc	7,478
1,530	*	Concho Resources, Inc	144,922
9,724	*	Contango Oil & Gas Co	625,642
190	*	Continental Resources, Inc	11,524
49,244		Crosstex Energy, Inc	641,649
29,620	*	CVR Energy, Inc	733,391
1,310	*	Dawson Geophysical Co	37,859
105,605	*	Denbury Resources, Inc	1,657,999
92,697		Devon Energy Corp	6,020,670
45,852		Diamond Offshore Drilling, Inc	3,005,139
277	*	Dresser-Rand Group, Inc	13,407
189,975		El Paso Corp	4,751,275
68,869		EOG Resources, Inc	6,158,954
77,323		Equitable Resources, Inc	4,910,011
1,665	*	Exterran Holdings, Inc	15,818
52,436	*	FMC Technologies, Inc	2,350,182
39,522	*	Global Industries Ltd	314,200
2,553	*	GMX Resources, Inc	6,383
10,691	*	Goodrich Petroleum Corp	169,452
3,462		Gulf Island Fabrication, Inc	96,417
14,378	*	Gulfmark Offshore, Inc	597,981
38,130	*	Hercules Offshore, Inc	144,513

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

93,023		Hess Corp	$5,819,519
35,229	*	Hornbeck Offshore Services, Inc	1,156,920
11,291	*	ION Geophysical Corp	86,037
829	*	Key Energy Services, Inc	10,719
542	*	Kinder Morgan Management LLC	35,927
2,854		Lufkin Industries, Inc	168,643
167,425		Marathon Oil Corp	4,358,073
2,100	*	Matrix Service Co	22,302
99,277		National Oilwell Varco, Inc	7,081,427
32,709	*	Newfield Exploration Co	1,316,864
1,410	*	Newpark Resources, Inc	12,591
27,656		Noble Corp	993,957
68,873		Noble Energy, Inc	6,153,113
2,860	*	Northern Oil And Gas, Inc	69,126
430	*	Oasis Petroleum, Inc	12,616
4,748		Oceaneering International, Inc	198,609
3,432	*	Oil States International, Inc	238,902
766	*	OYO Geospace Corp	60,192
27,011	*	Parker Drilling Co	149,371
7,449	*	Petroleum Development Corp	194,493
15,633	*	Petroquest Energy, Inc	113,965
800	*	PHI, Inc	17,656
18,930	*	Pioneer Drilling Co	187,218
38,450		Pioneer Natural Resources Co	3,225,955
67,091		Questar Market Resources, Inc	2,385,085
23,105	*	Quicksilver Resources, Inc	177,909
21,418		Range Resources Corp	1,474,415
191,290	*	Rentech, Inc	307,977
7,052	*	Rex Energy Corp	109,165
2,753	*	Rosetta Resources, Inc	122,068
8,601		RPC, Inc	159,721
79		SEACOR Holdings, Inc	6,727
47,858	*	Southwestern Energy Co	2,011,950
234,557		Spectra Energy Corp	6,715,366
20,596		St. Mary Land & Exploration Co	1,707,614
10,373		Sunoco, Inc	386,187
300	*	Superior Energy Services	8,436
1,060	*	Tetra Technologies, Inc	10,070
158		Tidewater, Inc	7,778
29,825	*	Ultra Petroleum Corp	950,225
9,223	*	Unit Corp	452,480
185,132	*	Weatherford International Ltd	2,869,546
70,619	*	Western Refining, Inc	1,128,492
23,362	*	Whiting Petroleum Corp	1,087,501

		TOTAL ENERGY	106,223,766

FOOD & STAPLES RETAILING - 0.9%
258		Casey’s General Stores, Inc	12,784
70,415		Kroger Co	1,632,220
278		Ruddick Corp	12,151
92,325		Safeway, Inc	1,788,335
2,716		Spartan Stores, Inc	46,498

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

201,632		Sysco Corp	$5,589,239
13,051		Whole Foods Market, Inc	941,238

		TOTAL FOOD & STAPLES RETAILING	10,022,465

FOOD, BEVERAGE & TOBACCO - 4.2%
76,853		Campbell Soup Co	2,555,362
17,580		ConAgra Foods, Inc	445,301
201		Diamond Foods, Inc	13,216
168,039		General Mills, Inc	6,474,543
22,739	*	Green Mountain Coffee Roasters, Inc	1,478,490
78,255		H.J. Heinz Co	4,181,947
2,859	*	Hansen Natural Corp	254,708
3,556		Hormel Foods Corp	104,795
8,579		J.M. Smucker Co	660,755
99,641		Kellogg Co	5,401,539
261,384		Kraft Foods, Inc (Class A)	9,195,488
1,730		Lancaster Colony Corp	115,080
4,692		McCormick & Co, Inc	227,844
186,713		PepsiCo, Inc	11,753,584
221	*	Ralcorp Holdings, Inc	17,866
129,779		Sara Lee Corp	2,310,066
2,131		Tootsie Roll Industries, Inc	52,785
177	*	TreeHouse Foods, Inc	10,857

		TOTAL FOOD, BEVERAGE & TOBACCO	45,254,226

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
107,656		Aetna, Inc	4,280,403
1,661	*	Amsurg Corp	42,073
130,679		Baxter International, Inc	7,184,731
72,345		Becton Dickinson & Co	5,659,549
8,354	*	Centene Corp	293,643
2,060		Chemed Corp	122,282
34,940		Cigna Corp	1,549,240
613	*	Gen-Probe, Inc	36,841
2,729	*	Greatbatch, Inc	60,939
150	*	Haemonetics Corp	9,143
1,033	*	Health Management Associates, Inc (Class A)	9,049
3,284	*	Henry Schein, Inc	227,647
15,912		Hill-Rom Holdings, Inc	535,757
450	*	HMS Holdings Corp	10,998
18,517		Humana, Inc	1,571,908
9,117	*	Idexx Laboratories, Inc	656,333
240	*	Integra LifeSciences Holdings Corp	7,694
670		Invacare Corp	15,042
10,687	*	Inverness Medical Innovations, Inc	278,503
6,396	*	Kinetic Concepts, Inc	437,422
11,665	*	LifePoint Hospitals, Inc	450,969
360		Masimo Corp	7,445
343	*	MedAssets, Inc	3,656
60,481	*	Medco Health Solutions, Inc	3,317,988
212,985		Medtronic, Inc	7,399,099
9,297	*	Molina Healthcare, Inc	196,910

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,081	*	MWI Veterinary Supply, Inc	$157,116
620	*	Omnicell, Inc	9,269
1,845		Owens & Minor, Inc	55,202
18,307		Patterson Cos, Inc	576,121
510	*	PSS World Medical, Inc	11,348
4,996	*	Resmed, Inc	141,387
9,210		STERIS Corp	285,326
102,549		WellPoint, Inc	7,065,625

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	42,666,658

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
59,462		Avon Products, Inc	1,086,965
15,350		Clorox Co	1,027,529
81,744		Colgate-Palmolive Co	7,387,205
8,680		Estee Lauder Cos (Class A)	854,546
20,400		Herbalife Ltd	1,272,144
95,878		Kimberly-Clark Corp	6,683,655
319		Nu Skin Enterprises, Inc (Class A)	16,119
289,480		Procter & Gamble Co	18,523,826

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	36,851,989

INSURANCE - 5.9%
62,750		ACE Ltd	4,527,413
132,427		Aflac, Inc	5,971,133
136	*	Alleghany Corp	43,156
873		American Equity Investment Life Holding Co	9,463
12,792	*	Arch Capital Group Ltd	460,128
297		Arthur J. Gallagher & Co	9,177
28,824		Aspen Insurance Holdings Ltd	763,548
22,684		Assurant, Inc	874,241
3,638		Axis Capital Holdings Ltd	114,051
189,071	*	Berkshire Hathaway, Inc (Class B)	14,721,069
96,863		Chubb Corp	6,494,664
93,908		Cincinnati Financial Corp	2,717,698
430		Delphi Financial Group, Inc (Class A)	11,386
476		Employers Holdings, Inc	7,721
11,040		Endurance Specialty Holdings Ltd	410,688
1,474		Everest Re Group Ltd	132,542
730		First American Financial Corp	8,760
166,961	*	Genworth Financial, Inc (Class A)	1,065,211
237		Harleysville Group, Inc	13,926
400		Kemper Corp	10,756
88,557		Lincoln National Corp	1,687,011
1,154	*	Markel Corp	446,021
27,100		Montpelier Re Holdings Ltd	474,250
16,911	*	National Financial Partners Corp	231,173
139	*	Navigators Group, Inc	6,341
1,464		PartnerRe Ltd	91,090
118,991	*	Phoenix Cos, Inc	177,297
11,845		Platinum Underwriters Holdings Ltd	410,192
480		Primerica, Inc	10,862
84,506		Principal Financial Group	2,178,565

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

139		ProAssurance Corp	$10,640
204,717		Progressive Corp	3,891,670
7,015		Protective Life Corp	130,479
120,490		Prudential Financial, Inc	6,530,558
200		Reinsurance Group of America, Inc (Class A)	10,446
139		RLI Corp	9,777
179		Safety Insurance Group, Inc	7,629
476		Selective Insurance Group, Inc	7,630
941		Stancorp Financial Group, Inc	31,938
1,240		Stewart Information Services Corp	12,450
112,432		Travelers Cos, Inc	6,560,407
29,928		W.R. Berkley Corp	1,041,794
49,854		XL Capital Ltd	1,083,826

		TOTAL INSURANCE	63,408,777

MATERIALS - 4.9%
67,217		Air Products & Chemicals, Inc	5,790,072
1,284		Airgas, Inc	88,532
252,174		Alcoa, Inc	2,713,392
16,300		Allegheny Technologies, Inc	756,320
27,076	*	Allied Nevada Gold Corp	1,028,346
28,043		AMCOL International Corp	846,618
4,611		Aptargroup, Inc	221,190
8,222		Ball Corp	284,235
20,129		Bemis Co, Inc	565,826
11,701		Buckeye Technologies, Inc	353,838
826	*	Clearwater Paper Corp	27,365
35,309		Cleveland-Cliffs, Inc	2,408,780
33,587	*	Coeur d’Alene Mines Corp	858,820
24,333		Commercial Metals Co	302,459
2,065		Compass Minerals International, Inc	157,085
2,331		Domtar Corp	190,932
358		Eastman Chemical Co	14,066
88,325		Ecolab, Inc	4,755,418
1,010	*	Ferro Corp	6,535
12,550	*	General Moly, Inc	43,172
19,614		H.B. Fuller Co	421,505
4,864		Innophos Holdings, Inc	213,967
198		International Flavors & Fragrances, Inc	11,991
55,514		International Paper Co	1,537,739
26,366	*	Louisiana-Pacific Corp	175,334
143,638		LyondellBasell Industries AF S.C.A	4,719,945
48,796		MeadWestvaco Corp	1,361,896
5,449		Minerals Technologies, Inc	298,823
9,880		Nalco Holding Co	372,575
96,777		Nucor Corp	3,656,235
280	*	OM Group, Inc	8,095
6,890	*	Owens-Illinois, Inc	138,351
70,195		Praxair, Inc	7,136,726
274		Quaker Chemical Corp	9,532
3,349		Rock-Tenn Co (Class A)	198,227
33,885		Royal Gold, Inc	2,425,488

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,005		Sealed Air Corp	$195,889
45,905		Sigma-Aldrich Corp	3,005,859
24,664		Sonoco Products Co	774,203
9,808	*	Stillwater Mining Co	111,419
16,473		Titanium Metals Corp	275,923
87,805		United States Steel Corp	2,226,735
10,589	*	US Gold Corp	48,074
9,986		Valspar Corp	348,212
26,392		Vulcan Materials Co	825,806
1,674		Wausau Paper Corp	12,555
63,130		Worthington Industries, Inc	1,090,886

		TOTAL MATERIALS	53,014,991

MEDIA - 1.7%
274		Arbitron, Inc	10,886
47,087		Cablevision Systems Corp (Class A)	681,349
563		Cinemark Holdings, Inc	11,637
92,858	*	Discovery Communications, Inc (Class A)	4,035,609
12,428	*	Discovery Communications, Inc (Class C)	491,776
10,572	*	DreamWorks Animation SKG, Inc (Class A)	196,111
3,400	*	Fisher Communications, Inc	98,736
2,205		John Wiley & Sons, Inc (Class A)	104,870
53,104	*	Journal Communications, Inc (Class A)	204,981
63,781	*	Liberty Global, Inc (Class A)	2,562,721
46,972	*	New York Times Co (Class A)	357,927
320		Scholastic Corp	8,592
90,906		Time Warner Cable, Inc	5,789,802
8,612	*	Valassis Communications, Inc	168,192
70,580		Virgin Media, Inc	1,720,740
4,387		Washington Post Co (Class B)	1,492,282

		TOTAL MEDIA	17,936,211

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
200,492		Abbott Laboratories	10,800,504
1,715	*	Affymetrix, Inc	9,587
68,613	*	Agilent Technologies, Inc	2,543,483
29,480	*	Akorn, Inc	265,025
77,985		Allergan, Inc	6,560,098
3,523	*	Amylin Pharmaceuticals, Inc	40,585
27,110	*	Ariad Pharmaceuticals, Inc	315,289
3,100	*	Auxilium Pharmaceuticals, Inc	48,236
59,915	*	Biogen Idec, Inc	6,971,709
80	*	Bio-Rad Laboratories, Inc (Class A)	7,964
255,790		Bristol-Myers Squibb Co	8,080,406
11,376	*	Cepheid, Inc	408,171
26,572	*	Endo Pharmaceuticals Holdings, Inc	858,541
6,371	*	Geron Corp	14,972
177,227	*	Gilead Sciences, Inc	7,383,276
23,378	*	Incyte Corp	321,915
282,879		Johnson & Johnson	18,214,579
28,564	*	Life Technologies Corp	1,161,698
357,656		Merck & Co, Inc	12,339,132

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

53,459	*	Nektar Therapeutics	$289,748
14,378	*	Neurocrine Biosciences, Inc	90,006
35,086		PDL BioPharma, Inc	212,972
17,954	*	Pharmasset, Inc	1,263,962
15,231	*	Pozen, Inc	38,839
3,084	*	Progenics Pharmaceuticals, Inc	20,262
16,772	*	Salix Pharmaceuticals Ltd	574,525
2,884	*	Sangamo Biosciences, Inc	9,575
7,948	*	SIGA Technologies, Inc	25,752
8,040	*	Synta Pharmaceuticals Corp	29,748
1,787		Techne Corp	122,946
540	*	Theravance, Inc	12,004
2,460	*	United Therapeutics Corp	107,576
18,796	*	Vivus, Inc	177,246
14,277	*	Waters Corp	1,143,873

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	80,464,204

REAL ESTATE - 3.1%
67,388		AMB Property Corp	2,005,467
297		American Campus Communities, Inc	11,562
270,900		Annaly Capital Management, Inc	4,564,665
21,043		Boston Properties, Inc	2,083,047
33,164	*	CBRE Group, Inc	589,657
560		Colonial Properties Trust	11,357
5,489		Digital Realty Trust, Inc	342,129
551		Douglas Emmett, Inc	10,745
44,007		Duke Realty Corp	540,406
210		EastGroup Properties, Inc	9,158
515		Equity One, Inc	8,832
2,391		Federal Realty Investment Trust	212,225
66,979	*	First Industrial Realty Trust, Inc	659,743
1,693	*	Forest City Enterprises, Inc (Class A)	23,160
540		Franklin Street Properties Corp	6,858
161,024		General Growth Properties, Inc	2,367,053
96,555		HCP, Inc	3,847,717
16,187		Health Care REIT, Inc	852,893
410		Healthcare Realty Trust, Inc	7,745
151,834		Host Marriott Corp	2,166,671
428		Jones Lang LaSalle, Inc	27,657
266		Kilroy Realty Corp	9,760
373		LaSalle Hotel Properties	8,918
10,806		Liberty Property Trust	345,792
8,928		Macerich Co	444,257
873		Medical Properties Trust, Inc	8,817
3,160		Mid-America Apartment Communities, Inc	197,184
540		Piedmont Office Realty Trust, Inc	9,169
1,000		Post Properties, Inc	41,080
140		PS Business Parks, Inc	7,452
64,892		RAIT Investment Trust	337,438
2,610		Regency Centers Corp	106,906
61,222		Simon Property Group, Inc	7,863,354
8,260		Ventas, Inc	459,339

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

32,349		Vornado Realty Trust	$2,678,821
297		Washington Real Estate Investment Trust	8,601

		TOTAL REAL ESTATE	32,875,635

RETAILING - 4.4%
580	*	99 Cents Only Stores	12,644
312		Aaron’s, Inc	8,349
533		Advance Auto Parts, Inc	34,682
21,215		American Eagle Outfitters, Inc	278,553
2,243	*	Ann Taylor Stores Corp	59,754
10,368	*	Autozone, Inc	3,354,981
38,896	*	Bed Bath & Beyond, Inc	2,405,329
69,980		Best Buy Co, Inc	1,835,575
160	*	Blue Nile, Inc	7,221
3,320		Bon-Ton Stores, Inc	17,530
250		Buckle, Inc	11,140
12,064	*	Carmax, Inc	362,644
10,669		Chico’s FAS, Inc	131,869
658	*	Coldwater Creek, Inc	691
550		Express Parent LLC	12,425
12,976		Foot Locker, Inc	283,655
7,232	*	GameStop Corp (Class A)	184,922
116,241		Gap, Inc	2,196,955
220	*	Genesco, Inc	12,967
66,904		Genuine Parts Co	3,842,297
7,844		HSN, Inc	279,795
29,474		JC Penney Co, Inc	945,526
68,187		Kohl’s Corp	3,614,593
93,015	*	Liberty Media Holding Corp (Interactive A)	1,528,237
495	*	LKQ Corp	14,444
279,333		Lowe’s Cos, Inc	5,871,579
23,550		Macy’s, Inc	718,982
300		Men’s Wearhouse, Inc	9,264
21,932		Nordstrom, Inc	1,111,733
15,969	*	Office Depot, Inc	36,569
14,576	*	Orbitz Worldwide, Inc	27,549
158	*	O’Reilly Automotive, Inc	12,016
1,840	*	Overstock.com, Inc	15,272
7,030		Petsmart, Inc	330,059
1,869	*	Pier 1 Imports, Inc	23,381
5,787		RadioShack Corp	68,923
130		Ross Stores, Inc	11,405
1,038	*	Sally Beauty Holdings, Inc	19,919
370	*	Shoe Carnival, Inc	10,097
220	*	Shutterfly, Inc	9,167
133,752		Staples, Inc	2,000,930
2,017		Stein Mart, Inc	14,623
151,967		Target Corp	8,320,192
8,791		Tiffany & Co	700,906
92,445		TJX Companies, Inc	5,447,784
240		Tractor Supply Co	17,026
361	*	Ulta Salon Cosmetics & Fragrance, Inc	24,292
2,615		Williams-Sonoma, Inc	98,167

		TOTAL RETAILING	46,336,613

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
16,723	*	Advanced Energy Industries, Inc	$156,193
193,902	*	Advanced Micro Devices, Inc	1,130,449
21,641		Analog Devices, Inc	791,411
451,975		Applied Materials, Inc	5,568,332
1,470	*	Cabot Microelectronics Corp	56,624
230	*	Cymer, Inc	9,994
490	*	Diodes, Inc	10,961
880	*	DSP Group, Inc	5,438
23,149	*	Entegris, Inc	207,415
1,530	*	Integrated Device Technology, Inc	9,302
606,296		Intel Corp	14,878,504
430	*	International Rectifier Corp	10,445
622	*	IXYS Corp	8,503
13,560	*	Lattice Semiconductor Corp	85,835
8,564	*	LTX-Credence Corp	54,210
761		Micrel, Inc	8,386
560	*	Microsemi Corp	10,338
3,866		MKS Instruments, Inc	102,990
112,922	*	Nvidia Corp	1,671,246
420	*	Omnivision Technologies, Inc	6,850
109,072	*	ON Semiconductor Corp	825,675
258		Power Integrations, Inc	9,193
11,334	*	RF Micro Devices, Inc	83,192
1,398	*	Rudolph Technologies, Inc	10,303
4,222	*	Sigma Designs, Inc	35,211
14,837	*	Skyworks Solutions, Inc	293,921
21,291	*	Sunpower Corp (Class A)	213,336
7,311	*	Sunpower Corp (Class B)	69,089
2,198	*	Teradyne, Inc	31,475
243,138		Texas Instruments, Inc	7,471,631
1,460	*	Triquint Semiconductor, Inc	7,767
2,380	*	Ultratech, Inc	51,884

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	33,886,103

SOFTWARE & SERVICES - 9.0%
141,853		Accenture plc	8,548,061
102,976	*	Adobe Systems, Inc	3,028,524
328	*	Advent Software, Inc	8,987
914	*	Ansys, Inc	49,685
680	*	AOL, Inc	9,602
36,345	*	Autodesk, Inc	1,257,537
24,030		Broadridge Financial Solutions, Inc	534,668
89,289		CA, Inc	1,934,000
83,404	*	Cognizant Technology Solutions Corp (Class A)	6,067,641
21,885	*	Compuware Corp	184,928
717	*	Convergys Corp	7,672
21,194		Earthlink, Inc	148,570
5,833	*	Equinix, Inc	560,026

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

114		Factset Research Systems, Inc	$11,334
380		Fair Isaac Corp	10,393
2,950	*	Fortinet, Inc	68,027
179		Global Payments, Inc	8,220
27,343	*	Google, Inc (Class A)	16,204,555
16,844	*	Informatica Corp	766,402
118,778		International Business Machines Corp	21,929,981
71,233		Intuit, Inc	3,823,075
360	*	j2 Global Communications, Inc	11,081
359	*	JDA Software Group, Inc	11,441
4,498	*	Liquidity Services, Inc	146,455
6,347		Marchex, Inc (Class B)	56,425
2,845	*	NeuStar, Inc (Class A)	90,443
22,052		NIC, Inc	304,538
444,777		Oracle Corp	14,575,343
37,652	*	Rackspace Hosting, Inc	1,558,416
33,257	*	Salesforce.com, Inc	4,428,835
1,215	*	Seachange International, Inc	10,255
181,942	*	Symantec Corp	3,094,833
3,450	*	Ultimate Software Group, Inc	207,621
470	*	Unisys Corp	12,215
417,198	*	Yahoo!, Inc	6,524,977

		TOTAL SOFTWARE & SERVICES	96,194,766

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
15,286	*	Acme Packet, Inc	553,506
330		Adtran, Inc	11,088
20,554	*	Aruba Networks, Inc	486,924
1,457	*	Avid Technology, Inc	9,033
4,414	*	Benchmark Electronics, Inc	60,648
570	*	Blue Coat Systems, Inc	9,177
9,591	*	Bookham, Inc	39,419
690	*	Calix Networks, Inc	6,010
716,162		Cisco Systems, Inc	13,270,482
600		Cognex Corp	20,334
180	*	Coherent, Inc	9,175
25,575	*	Cray, Inc	161,890
416,411	*	Dell, Inc	6,583,458
440	*	DG FastChannel, Inc	8,202
1,190	*	DTS, Inc	33,427
340,111	*	EMC Corp	8,336,121
320	*	FEI Co	12,723
18,811	*	Finisar Corp	385,437
5,508	*	Flextronics International Ltd	36,160
325,927		Hewlett-Packard Co	8,672,917
2,270	*	Imation Corp	15,254
1,209	*	Infinera Corp	8,838
390	*	Ingram Micro, Inc (Class A)	6,973
4,807		InterDigital, Inc	208,864
3,282	*	Intevac, Inc	26,420
5,692	*	IPG Photonics Corp	300,879
350	*	Itron, Inc	12,877

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,194		Lexmark International, Inc (Class A)	$354,850
212		Littelfuse, Inc	10,380
436		Molex, Inc	10,765
22,536	*	Motorola Mobility Holdings, Inc	876,200
89,695		Motorola, Inc	4,207,592
417		National Instruments Corp	11,138
378	*	Netgear, Inc	13,404
14,946	*	Oplink Communications, Inc	242,424
9,772		Plantronics, Inc	326,483
281	*	Plexus Corp	7,222
27,220	*	Polycom, Inc	449,947
46,502	*	Power-One, Inc	230,185
194,965	*	Quantum Corp	508,859
17,622	*	Radisys Corp	103,265
610	*	Rofin-Sinar Technologies, Inc	15,860
270	*	Scansource, Inc	9,385
12,046	*	STEC, Inc	136,361
1,289	*	Super Micro Computer, Inc	20,624
1,597		Sycamore Networks, Inc	30,694
3,960	*	Synaptics, Inc	133,808
533	*	Tech Data Corp	26,213
45,630		Tellabs, Inc	197,578
9,109	*	Trimble Navigation Ltd	368,094
3,218	*	TTM Technologies, Inc	35,945
455	*	Universal Display Corp	21,308
529,454		Xerox Corp	4,330,934

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	51,965,754

TELECOMMUNICATION SERVICES - 2.1%
160		AboveNet, Inc	9,496
113,245	*	American Tower Corp (Class A)	6,239,799
162,418		CenturyTel, Inc	5,726,859
18,787	*	Cincinnati Bell, Inc	60,494
37,052	*	Crown Castle International Corp	1,532,471
382,747		Frontier Communications Corp	2,395,996
75,005	*	MetroPCS Communications, Inc	637,543
38,685	*	NII Holdings, Inc (Class B)	910,258
2,480	*	SBA Communications Corp (Class A)	94,463
831,026	*	Sprint Nextel Corp	2,135,737
13,046	*	tw telecom inc (Class A)	241,351
485	*	US Cellular Corp	19,337
185,793		Windstream Corp	2,261,101

		TOTAL TELECOMMUNICATION SERVICES	22,264,905

TRANSPORTATION - 2.2%
158	*	Allegiant Travel Co	8,210
310		Arkansas Best Corp	6,386
6,112		CH Robinson Worldwide, Inc	424,356
370		Con-Way, Inc	10,904
269,539		CSX Corp	5,986,461
5,668		Expeditors International Washington, Inc	258,461
931	*	Genesee & Wyoming, Inc (Class A)	55,125

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

436		Heartland Express, Inc	$5,847
218		J.B. Hunt Transport Services, Inc	9,224
12,597	*	Kansas City Southern Industries, Inc	795,752
218	*	Kirby Corp	13,416
180		Landstar System, Inc	8,033
92,274		Norfolk Southern Corp	6,827,353
1,949		Ryder System, Inc	99,282
178,522		Southwest Airlines Co	1,526,363
119,676		United Parcel Service, Inc (Class B)	8,406,042

		TOTAL TRANSPORTATION	24,441,215

UTILITIES - 4.7%
33,997		Alliant Energy Corp	1,386,398
34,129		Atmos Energy Corp	1,171,307
42,905	*	Calpine Corp	650,869
55,466		Centerpoint Energy, Inc	1,155,911
5,106		CH Energy Group, Inc	281,902
91,813		Cleco Corp	3,385,145
96,522		Consolidated Edison, Inc	5,585,729
5,184		DTE Energy Co	270,138
510		Empire District Electric Co	10,185
76,798		Idacorp, Inc	3,101,103
210		Integrys Energy Group, Inc	11,111
2,471		ITC Holdings Corp	179,592
6,753		Laclede Group, Inc	270,930
357		MDU Resources Group, Inc	7,358
12,624		MGE Energy, Inc	550,911
4,919		New Jersey Resources Corp	231,291
110,577		NextEra Energy, Inc	6,236,543
24,041		Nicor, Inc	1,352,306
140,645		NiSource, Inc	3,106,848
42,816		Northeast Utilities	1,480,149
4,667		Northwest Natural Gas Co	218,042
26,751		NSTAR	1,206,203
103,204		NV Energy, Inc	1,655,392
19,308		Oneok, Inc	1,468,374
290		Ormat Technologies, Inc	5,507
183,394		Pepco Holdings, Inc	3,631,201
68,970		PG&E Corp	2,958,813
43,977		Piedmont Natural Gas Co, Inc	1,437,609
240		Pinnacle West Capital Corp	10,939
350		Portland General Electric Co	8,589
82,515		PPL Corp	2,423,466
44,263		Sempra Energy	2,378,251
5,698		SJW Corp	132,649
15,507		South Jersey Industries, Inc	873,199
270		Unisource Energy Corp	10,066
390		Vectren Corp	11,068
410		Westar Energy, Inc	11,177
14,518		WGL Holdings, Inc	621,516
7,754		Wisconsin Energy Corp	251,462
11,140		Xcel Energy, Inc	287,969

		TOTAL UTILITIES	$50,027,218

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$1,066,563,212

		(Cost $986,890,942)

		TOTAL INVESTMENTS - 99.6%	1,066,563,212
		(Cost $986,890,942)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	3,873,443

		NET ASSETS - 100.0%	$1,070,436,655

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	b	In bankruptcy.
	m	Indicates a security that has been deemed illiquid.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and Emerging Markets Equity Index Fund (nineteen of the portfolios constituting the TIAA-CREF Funds; hereinafter referred to as the "Funds"), at October 31, 2011 and for the year then ended, and have issued our unqualified report thereon dated December 15, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account's schedule of investments in securities (the "Schedules") as of October 31, 2011 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts

December 15, 2011

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's one month period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	December 12, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	December 12, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated:	December 12, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification